                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07725
                 ---------------------------------------------
                              SEASONS SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   1 SunAmerica Center, Los Angeles CA 90067
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Vincent M. Marra
                Senior Vice President & Chief Operating Officer
                      AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                              Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (201) 324-6464
                                                           --------------

Date of fiscal year end: March 31
                         --------

Date of reporting period: March 31, 2006
                          --------------

Item 1.  Reports to Stockholders

         Seasons Series Trust, Annual Report at March 31, 2006.

SEASONS SERIES TRUST

ANNUAL REPORT
MARCH 31, 2006

[SEASONS THE NEXT GENERATION OF INVESTING(SM) LOGO]

TABLE OF CONTENTS

SHAREHOLDER LETTER                                                             1

EXPENSE EXAMPLE                                                                2

SEASONS STRATEGIES
Multi-Managed Growth Portfolio                                                 6
Multi-Managed Moderate Growth Portfolio                                       30
Multi-Managed Income/Equity Portfolio                                         55
Multi-Managed Income Portfolio                                                78
Asset Allocation: Diversified Growth Portfolio                               101
Stock Portfolio                                                              143

SEASONS SELECT

Large Cap Growth Portfolio                                                   148
Large Cap Composite Portfolio                                                159
Large Cap Value Portfolio                                                    174
Mid Cap Growth Portfolio                                                     186
Mid Cap Value Portfolio                                                      203
Small Cap Portfolio                                                          219
International Equity Portfolio                                               263
Diversified Fixed Income Portfolio                                           291
Strategic Fixed Income Portfolio                                             304
Cash Management Portfolio                                                    315

SEASONS FOCUSED
Focus Growth Portfolio                                                       318
Focus TechNet Portfolio                                                      322
Focus Growth and Income Portfolio                                            325
Focus Value Portfolio                                                        329

SEASONS MANAGED ALLOCATION
Allocation Growth Portfolio                                                  333
Allocation Moderate Growth Portfolio                                         335
Allocation Moderate Portfolio                                                337
Allocation Balanced Portfolio                                                339

STATEMENT OF ASSETS AND LIABILITIES                                          341
STATEMENT OF OPERATIONS                                                      345
STATEMENT OF CHANGES IN NET ASSETS                                           349
NOTES TO FINANCIAL STATEMENTS                                                357
FINANCIAL HIGHLIGHTS                                                         383
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                      398
APPROVAL OF ADVISORY AGREEMENTS                                              399
TRUSTEES AND OFFICERS INFORMATION                                            402
SHAREHOLDERS TAX INFORMATION                                                 404
COMPARISONS: PORTFOLIOS VS. INDEXES                                          406

DEAR INVESTOR:

     We are pleased to present the annual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended March 31, 2006.

     If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

     Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,


/s/ Jay S. Wintrob


Jay S. Wintrob
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
AIG SUNAMERICA LIFE ASSURANCE COMPANY
FIRST SUNAMERICA LIFE INSURANCE COMPANY

May 4, 2006

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity. Past performance is no guarantee of future results.

SEASONS SERIES TRUST
EXPENSE EXAMPLE                                                   MARCH 31, 2006
                                                                     (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust"), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2005 and held until March 31, 2006. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts") offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

ACTUAL EXPENSES

The "Actual" section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2006" to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended March 31, 2006" column and the "Expense Ratio as of March 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended March 31, 2006" column and the "Expense Ratio as of March 31, 2006" column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended March 31, 2006" would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical" example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

                                              ACTUAL                                    HYPOTHETICAL
                             -----------------------------------------  ---------------------------------------------
                                             ENDING                                    ENDING ACCOUNT
                                            ACCOUNT                                    VALUE USING A
                              BEGINNING   VALUE USING    EXPENSES PAID                  HYPOTHETICAL   EXPENSES PAID
                               ACCOUNT   ACTUAL RETURN  DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX    EXPENSE
                              VALUE AT        AT         MONTHS ENDED   ACCOUNT VALUE     RETURN AT     MONTHS ENDED   RATIO AS OF
                             OCTOBER 1,     MARCH 31,      MARCH 31,    AT OCTOBER 1,     MARCH 31,       MARCH 31,     MARCH 31,
PORTFOLIO                       2005          2006           2006*          2005            2006            2006*         2006*
---------                    ----------  -------------  --------------  -------------  --------------  --------------  -----------
Multi-Managed Growth@
  Class 1                    $ 1,000.00    $ 1,063.57     $     5.92      $ 1,000.00     $ 1,019.20      $     5.79       1.15%
  Class 2                    $ 1,000.00    $ 1,062.37     $     6.68      $ 1,000.00     $ 1,018.45      $     6.54       1.30%
  Class 3                    $ 1,000.00    $ 1,062.35     $     7.20      $ 1,000.00     $ 1,017.95      $     7.04       1.40%
Multi-Managed
  Moderate Growth@
  Class 1                    $ 1,000.00    $ 1,047.88     $     5.16      $ 1,000.00     $ 1,019.90      $     5.09       1.01%
  Class 2                    $ 1,000.00    $ 1,046.60     $     5.92      $ 1,000.00     $ 1,019.15      $     5.84       1.16%
  Class 3                    $ 1,000.00    $ 1,046.53     $     6.43      $ 1,000.00     $ 1,018.65      $     6.34       1.26%
Multi-Managed Income/
  Equity@
  Class 1                    $ 1,000.00    $ 1,023.89     $     4.94      $ 1,000.00     $ 1,020.04      $     4.94       0.98%
  Class 2                    $ 1,000.00    $ 1,022.51     $     5.75      $ 1,000.00     $ 1,019.25      $     5.74       1.14%
  Class 3                    $ 1,000.00    $ 1,022.39     $     6.25      $ 1,000.00     $ 1,018.75      $     6.24       1.24%
Multi-Managed Income@
  Class 1                    $ 1,000.00    $ 1,009.68     $     5.01      $ 1,000.00     $ 1,019.95      $     5.04       1.00%
  Class 2                    $ 1,000.00    $ 1,009.05     $     5.76      $ 1,000.00     $ 1,019.20      $     5.79       1.15%
  Class 3                    $ 1,000.00    $ 1,008.87     $     6.26      $ 1,000.00     $ 1,018.70      $     6.29       1.25%
Asset Allocation:
  Diversified Growth#@
  Class 1                    $ 1,000.00    $ 1,078.24     $     4.35      $ 1,000.00     $ 1,020.74      $     4.23       0.84%
  Class 2                    $ 1,000.00    $ 1,077.83     $     5.13      $ 1,000.00     $ 1,020.00      $     4.99       0.99%
  Class 3                    $ 1,000.00    $ 1,076.97     $     5.64      $ 1,000.00     $ 1,019.50      $     5.49       1.09%
Stock@
  Class 1                    $ 1,000.00    $ 1,080.87     $     4.77      $ 1,000.00     $ 1,020.34      $     4.63       0.92%
  Class 2                    $ 1,000.00    $ 1,080.02     $     5.55      $ 1,000.00     $ 1,019.60      $     5.39       1.07%
  Class 3                    $ 1,000.00    $ 1,079.92     $     6.07      $ 1,000.00     $ 1,019.10      $     5.89       1.17%
Large Cap Growth@
  Class 1                    $ 1,000.00    $ 1,071.08     $     4.85      $ 1,000.00     $ 1,020.24      $     4.73       0.94%
  Class 2                    $ 1,000.00    $ 1,070.27     $     5.63      $ 1,000.00     $ 1,019.50      $     5.49       1.09%
  Class 3                    $ 1,000.00    $ 1,069.49     $     6.14      $ 1,000.00     $ 1,019.00      $     5.99       1.19%
Large Cap Composite#@
  Class 1                    $ 1,000.00    $ 1,060.72     $     5.65      $ 1,000.00     $ 1,019.45      $     5.54       1.10%
  Class 2                    $ 1,000.00    $ 1,059.47     $     6.42      $ 1,000.00     $ 1,018.70      $     6.29       1.25%
  Class 3                    $ 1,000.00    $ 1,059.63     $     6.93      $ 1,000.00     $ 1,018.20      $     6.79       1.35%
Large Cap Value@
  Class 1                    $ 1,000.00    $ 1,072.51     $     4.96      $ 1,000.00     $ 1,020.14      $     4.84       0.96%
  Class 2                    $ 1,000.00    $ 1,071.25     $     5.73      $ 1,000.00     $ 1,019.40      $     5.59       1.11%
  Class 3                    $ 1,000.00    $ 1,071.20     $     6.25      $ 1,000.00     $ 1,018.90      $     6.09       1.21%
Mid Cap Growth@
  Class 1                    $ 1,000.00    $ 1,132.60     $     5.53      $ 1,000.00     $ 1,019.75      $     5.24       1.04%
  Class 2                    $ 1,000.00    $ 1,132.09     $     6.33      $ 1,000.00     $ 1,019.00      $     5.99       1.19%
  Class 3                    $ 1,000.00    $ 1,131.83     $     6.86      $ 1,000.00     $ 1,018.50      $     6.49       1.29%
Mid Cap Value
  Class 1                    $ 1,000.00    $ 1,068.36     $     5.26      $ 1,000.00     $ 1,019.85      $     5.14       1.02%
  Class 2                    $ 1,000.00    $ 1,067.73     $     6.03      $ 1,000.00     $ 1,019.10      $     5.89       1.17%
  Class 3                    $ 1,000.00    $ 1,066.88     $     6.54      $ 1,000.00     $ 1,018.60      $     6.39       1.27%
Small Cap#@
  Class 1                    $ 1,000.00    $ 1,110.87     $     6.05      $ 1,000.00     $ 1,019.20      $     5.79       1.15%
  Class 2                    $ 1,000.00    $ 1,109.60     $     6.84      $ 1,000.00     $ 1,018.45      $     6.54       1.30%
  Class 3                    $ 1,000.00    $ 1,110.06     $     7.36      $ 1,000.00     $ 1,017.95      $     7.04       1.40%

                                              ACTUAL                                    HYPOTHETICAL
                             -----------------------------------------  ---------------------------------------------
                                             ENDING                                    ENDING ACCOUNT
                                            ACCOUNT                                    VALUE USING A
                              BEGINNING   VALUE USING    EXPENSES PAID                  HYPOTHETICAL   EXPENSES PAID
                               ACCOUNT   ACTUAL RETURN  DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX    EXPENSE
                              VALUE AT        AT         MONTHS ENDED   ACCOUNT VALUE     RETURN AT     MONTHS ENDED   RATIO AS OF
                             OCTOBER 1,    MARCH 31,       MARCH 31,    AT OCTOBER 1,     MARCH 31,       MARCH 31,     MARCH 31,
PORTFOLIO                       2005         2006            2006*          2005            2006            2006*         2006*
---------                    ----------  -------------  --------------  -------------  --------------  --------------  -----------
International Equity#
  Class 1                    $ 1,000.00    $ 1,159.17     $     7.00      $ 1,000.00     $ 1,018.45      $     6.54       1.30%
  Class 2                    $ 1,000.00    $ 1,157.92     $     7.80      $ 1,000.00     $ 1,017.70      $     7.29       1.45%
  Class 3                    $ 1,000.00    $ 1,157.26     $     8.34      $ 1,000.00     $ 1,017.20      $     7.80       1.55%
Diversified Fixed Income
  Class 1                    $ 1,000.00    $   994.94     $     4.13      $ 1,000.00     $ 1,020.79      $     4.18       0.83%
  Class 2                    $ 1,000.00    $   993.44     $     4.87      $ 1,000.00     $ 1,020.04      $     4.94       0.98%
  Class 3                    $ 1,000.00    $   993.35     $     5.42      $ 1,000.00     $ 1,019.50      $     5.49       1.09%
Strategic Fixed Income#
  Class 3                    $ 1,000.00    $ 1,017.61     $     7.14      $ 1,000.00     $ 1,017.85      $     7.14       1.42%
Cash Management
  Class 1                    $ 1,000.00    $ 1,018.13     $     3.02      $ 1,000.00     $ 1,021.94      $     3.02       0.60%
  Class 2                    $ 1,000.00    $ 1,017.60     $     3.77      $ 1,000.00     $ 1,021.19      $     3.78       0.75%
  Class 3                    $ 1,000.00    $ 1,016.62     $     4.27      $ 1,000.00     $ 1,020.69      $     4.28       0.85%
Focus Growth#@
  Class 1                    $ 1,000.00    $ 1,100.36     $     5.92      $ 1,000.00     $ 1,019.30      $     5.69       1.13%
  Class 2                    $ 1,000.00    $ 1,101.22     $     6.71      $ 1,000.00     $ 1,018.55      $     6.44       1.28%
  Class 3                    $ 1,000.00    $ 1,100.24     $     7.23      $ 1,000.00     $ 1,018.05      $     6.94       1.38%
Focus TechNet#
  Class 2                    $ 1,000.00    $ 1,101.20     $     8.64      $ 1,000.00     $ 1,016.70      $     8.30       1.65%
  Class 3                    $ 1,000.00    $ 1,099.66     $     9.16      $ 1,000.00     $ 1,016.21      $     8.80       1.75%
Focus Growth & Income#
  Class 2                    $ 1,000.00    $ 1,072.86     $     7.18      $ 1,000.00     $ 1,018.00      $     6.99       1.39%
  Class 3                    $ 1,000.00    $ 1,072.12     $     7.70      $ 1,000.00     $ 1,017.50      $     7.49       1.49%
Focus Value#
  Class 2                    $ 1,000.00    $ 1,067.39     $     6.86      $ 1,000.00     $ 1,018.30      $     6.69       1.33%
  Class 3                    $ 1,000.00    $ 1,066.74     $     7.37      $ 1,000.00     $ 1,017.80      $     7.19       1.43%
Allocation Growth#
  Class 3                    $ 1,000.00    $ 1,094.96     $     1.78      $ 1,000.00     $ 1,023.24      $     1.72       0.34%
Allocation Moderate Growth#
  Class 3                    $ 1,000.00    $ 1,078.18     $     1.35      $ 1,000.00     $ 1,023.64      $     1.31       0.26%
Allocation Moderate#
  Class 3                    $ 1,000.00    $ 1,064.24     $     1.54      $ 1,000.00     $ 1,023.44      $     1.51       0.30%
Allocation Balanced#
  Class 3                    $ 1,000.00    $ 1,047.18     $     1.79      $ 1,000.00     $ 1,023.19      $     1.77       0.35%

----------
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
# During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2006" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2006" and the "Expense Ratios" would have been lower.

@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

                                              ACTUAL                                    HYPOTHETICAL
                             -----------------------------------------  ---------------------------------------------
                                             ENDING                                    ENDING ACCOUNT
                                            ACCOUNT                                    VALUE USING A
                              BEGINNING   VALUE USING    EXPENSES PAID                  HYPOTHETICAL   EXPENSES PAID
                               ACCOUNT   ACTUAL RETURN  DURING THE SIX    BEGINNING      5% ASSUMED    DURING THE SIX    EXPENSE
                              VALUE AT        AT         MONTHS ENDED   ACCOUNT VALUE     RETURN AT     MONTHS ENDED   RATIO AS OF
                             OCTOBER 1,    MARCH 31,       MARCH 31,    AT OCTOBER 1,     MARCH 31,       MARCH 31,     MARCH 31,
PORTFOLIO                       2005         2006            2006*          2005            2006            2006*         2006*
---------                    ----------  -------------  --------------  -------------  --------------  --------------  -----------
Multi-Managed Growth
  Class 1                    $ 1,000.00    $ 1,063.57      $    5.87      $ 1,000.00     $ 1,019.25       $    5.74        1.14%
  Class 2                    $ 1,000.00    $ 1,062.37      $    6.63      $ 1,000.00     $ 1,018.50       $    6.49        1.29%
  Class 3                    $ 1,000.00    $ 1,062.35      $    7.20      $ 1,000.00     $ 1,017.95       $    7.04        1.40%
Multi-Managed
  Moderate Growth
  Class 1                    $ 1,000.00    $ 1,047.88      $    5.16      $ 1,000.00     $ 1,019.90       $    5.09        1.01%
  Class 2                    $ 1,000.00    $ 1,046.60      $    5.92      $ 1,000.00     $ 1,019.15       $    5.84        1.16%
  Class 3                    $ 1,000.00    $ 1,046.53      $    6.43      $ 1,000.00     $ 1,018.65       $    6.34        1.26%
Multi-Managed Income/
  Equity
  Class 1                    $ 1,000.00    $ 1,023.89      $    4.94      $ 1,000.00     $ 1,020.04       $    4.94        0.98%
  Class 2                    $ 1,000.00    $ 1,022.51      $    5.75      $ 1,000.00     $ 1,019.25       $    5.74        1.14%
  Class 3                    $ 1,000.00    $ 1,022.39      $    6.25      $ 1,000.00     $ 1,018.75       $    6.24        1.24%
Multi-Managed Income
  Class 1                    $ 1,000.00    $ 1,009.68      $    5.06      $ 1,000.00     $ 1,019.90       $    5.09        1.01%
  Class 2                    $ 1,000.00    $ 1,009.05      $    5.81      $ 1,000.00     $ 1,019.15       $    5.84        1.16%
  Class 3                    $ 1,000.00    $ 1,008.87      $    6.31      $ 1,000.00     $ 1,018.65       $    6.34        1.26%
Asset Allocation:
  Diversified Growth
  Class 1                    $ 1,000.00    $ 1,078.24      $    4.30      $ 1,000.00     $ 1,020.79       $    4.18        0.83%
  Class 2                    $ 1,000.00    $ 1,077.83      $    5.08      $ 1,000.00     $ 1,020.04       $    4.94        0.98%
  Class 3                    $ 1,000.00    $ 1,076.97      $    5.59      $ 1,000.00     $ 1,019.55       $    5.44        1.08%
Stock
  Class 1                    $ 1,000.00    $ 1,080.87      $    4.77      $ 1,000.00     $ 1,020.34       $    4.63        0.92%
  Class 2                    $ 1,000.00    $ 1,080.02      $    5.55      $ 1,000.00     $ 1,019.60       $    5.39        1.07%
  Class 3                    $ 1,000.00    $ 1,079.92      $    6.07      $ 1,000.00     $ 1,019.10       $    5.89        1.17%
Large Cap Growth
  Class 1                    $ 1,000.00    $ 1,071.08      $    4.85      $ 1,000.00     $ 1,020.24       $    4.73        0.94%
  Class 2                    $ 1,000.00    $ 1,070.27      $    5.63      $ 1,000.00     $ 1,019.50       $    5.49        1.09%
  Class 3                    $ 1,000.00    $ 1,069.49      $    6.14      $ 1,000.00     $ 1,019.00       $    5.99        1.19%
Large Cap Composite
  Class 1                    $ 1,000.00    $ 1,060.72      $    5.65      $ 1,000.00     $ 1,019.45       $    5.54        1.10%
  Class 2                    $ 1,000.00    $ 1,059.47      $    6.42      $ 1,000.00     $ 1,018.70       $    6.29        1.25%
  Class 3                    $ 1,000.00    $ 1,059.63      $    6.93      $ 1,000.00     $ 1,018.20       $    6.79        1.35%
Large Cap Value
  Class 1                    $ 1,000.00    $ 1,072.51      $    4.96      $ 1,000.00     $ 1,020.14       $    4.84        0.96%
  Class 2                    $ 1,000.00    $ 1,071.25      $    5.73      $ 1,000.00     $ 1,019.40       $    5.59        1.11%
  Class 3                    $ 1,000.00    $ 1,071.20      $    6.25      $ 1,000.00     $ 1,018.90       $    6.09        1.21%
Mid Cap Growth
  Class 1                    $ 1,000.00    $ 1,132.60      $    5.53      $ 1,000.00     $ 1,019.75       $    5.24        1.04%
  Class 2                    $ 1,000.00    $ 1,132.09      $    6.33      $ 1,000.00     $ 1,019.00       $    5.99        1.19%
  Class 3                    $ 1,000.00    $ 1,131.83      $    6.86      $ 1,000.00     $ 1,018.50       $    6.49        1.29%
Small Cap
  Class 1                    $ 1,000.00    $ 1,110.87      $    6.05      $ 1,000.00     $ 1,019.20       $    5.79        1.15%
  Class 2                    $ 1,000.00    $ 1,109.60      $    6.84      $ 1,000.00     $ 1,018.45       $    6.54        1.30%
  Class 3                    $ 1,000.00    $ 1,110.06      $    7.31      $ 1,000.00     $ 1,018.00       $    6.99        1.39%
Focus Growth
  Class 1                    $ 1,000.00    $ 1,100.36      $    5.92      $ 1,000.00     $ 1,019.30       $    5.69        1.13%
  Class 2                    $ 1,000.00    $ 1,101.22      $    6.71      $ 1,000.00     $ 1,018.55       $    6.44        1.28%
  Class 3                    $ 1,000.00    $ 1,100.24      $    7.23      $ 1,000.00     $ 1,018.05       $    6.94        1.38%

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                                          9.4%
Drugs                                                                       8.9
Insurance                                                                   7.0
U.S. Government Treasuries                                                  6.9
U.S. Government Agencies                                                    6.1
Energy Services                                                             4.7
Health Services                                                             4.5
Banks                                                                       4.4
Energy Sources                                                              3.9
Computer Software                                                           3.8
Computers & Business Equipment                                              3.4
Retail                                                                      3.2
Telecommunications                                                          2.8
Food, Beverage & Tobacco                                                    2.3
Business Services                                                           2.1
Internet Content                                                            2.1
Repurchase Agreements                                                       2.1
Electric Utilities                                                          2.0
Leisure & Tourism                                                           1.9
Apparel & Textiles                                                          1.8
Medical Products                                                            1.8
Automotive                                                                  1.6
Aerospace & Military Technology                                             1.4
Computer Services                                                           1.1
Broadcasting & Media                                                        1.0
Electronics                                                                 1.0
Household & Personal Products                                               1.0
Machinery                                                                   0.8
Chemicals                                                                   0.7
Electrical Equipment                                                        0.6
Multi-Industry                                                              0.6
Real Estate Investment Trusts                                               0.6
Entertainment Products                                                      0.5
Metals & Minerals                                                           0.5
Foreign Government                                                          0.4
Internet Software                                                           0.4
Transportation                                                              0.4
Real Estate Companies                                                       0.3
Communication Equipment                                                     0.2
Forest Products                                                             0.2
Gas & Pipeline Utilities                                                    0.2
Appliances & Household Durables                                             0.1
Housing & Household Durables                                                0.1
Telephone                                                                   0.1
                                                                          -----
                                                                           98.9%
                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                     VALUE
                                                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 68.5%

CONSUMER DISCRETIONARY -- 6.3%

APPAREL & TEXTILES -- 1.7%
Coach, Inc.+                                                                             23,360   $    807,789
NIKE, Inc.                                                                               18,000      1,531,800
Quiksilver, Inc.+                                                                        30,000        415,800

AUTOMOTIVE -- 1.4%
Advanced Auto Parts, Inc.+                                                               36,887      1,535,974
Midas, Inc.+                                                                             27,800        607,986

RETAIL -- 3.2%
CVS Corp.                                                                                 7,600        227,012
Federated Department Stores, Inc.                                                         6,505        474,865
Guitar Center, Inc.+                                                                     12,700        605,790
Inergy LP                                                                                27,700        740,975
J.C. Penney Co., Inc.                                                                    14,530        877,757
Lowe's Cos., Inc.                                                                        16,285      1,049,406
Pacific Sunwear of California+                                                           23,600        522,976
Wal-Mart Stores, Inc.                                                                     7,600        359,024
Walgreen Co.                                                                              1,800         77,634
                                                                                                  ------------
                                                                                                     9,834,788
                                                                                                  ------------
CONSUMER STAPLES -- 3.1%

FOOD, BEVERAGE & TOBACCO -- 2.1%
Campbell Soup Co.                                                                         8,200        265,680
Coca-Cola Co.                                                                             3,400        142,358
Diageo PLC Sponsored ADR                                                                  4,900        310,807
H.J. Heinz Co.                                                                            2,600         98,592
Kraft Foods, Inc.                                                                        10,600        321,286
Kroger Co.+                                                                              14,500        295,220
PepsiCo, Inc.                                                                             6,700        387,193
Tim Hortons, Inc.                                                                         3,285         87,217
Whole Foods Market, Inc.                                                                 19,360      1,286,278

HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
Clorox Co.                                                                                2,200        131,670
Colgate-Palmolive Co.                                                                     5,600        319,760
Jarden Corp.+                                                                             7,200        236,520
Kimberly-Clark Corp.                                                                      1,900        109,820
Procter & Gamble Co.                                                                     11,100        639,582
Ultralife Batteries, Inc.+                                                                8,900        114,365
                                                                                                  ------------
                                                                                                     4,746,348
                                                                                                  ------------
ENERGY -- 8.0%

ENERGY SERVICES -- 4.5%
Baker Hughes, Inc.                                                                        3,300        225,720
Basic Energy Services, Inc.+                                                             10,000        298,000
Bill Barrett Corp.+                                                                      11,100        361,749

                                                                                                     VALUE
                                                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
BJ Services Co.                                                                          33,250   $  1,150,450
Hornbeck Offshore Services, Inc.+                                                        11,700        422,019
RPC, Inc.                                                                                12,800        292,480
Schlumberger, Ltd.                                                                        2,900        367,053
Southern Co.                                                                              5,700        186,789
Suncor Energy, Inc.                                                                      27,005      2,079,925
Todco+                                                                                   13,000        512,330
Unit Corp.+                                                                               7,100        395,825
Valero Energy Corp.                                                                      12,020        718,556

ENERGY SOURCES -- 3.5%
Amerada Hess Corp.                                                                        4,310        613,744
Chevron Corp.                                                                             3,600        208,692
ConocoPhillips                                                                            9,085        573,718
EOG Resources, Inc.                                                                       8,560        616,320
Exxon Mobil Corp.                                                                         6,900        419,934
Global Industries, Ltd.+                                                                 24,200        350,658
International Coal Group, Inc.                                                           42,600        414,924
KCS Energy, Inc.+                                                                        15,100        392,600
Natural Resource Partners LP+                                                            11,600        612,248
Occidental Petroleum Corp.                                                                6,820        631,873
Range Resources Corp.                                                                    14,400        393,264
XTO Energy, Inc.                                                                          2,900        126,353
                                                                                                  ------------
                                                                                                    12,365,224
                                                                                                  ------------
FINANCE -- 12.4%

BANKS -- 3.3%
Bank of America Corp.                                                                     4,400        200,376
Bank of New York Co., Inc.                                                                4,300        154,972
Commerce Bancorp, Inc.                                                                   35,810      1,312,437
Franklin Bank Corp.+                                                                     37,400        719,202
Signature Bank+                                                                           9,400        306,346
SunTrust Banks, Inc.                                                                        700         50,932
Wachovia Corp.                                                                            2,400        134,520
Wells Fargo & Co.                                                                        35,875      2,291,336

FINANCIAL SERVICES -- 3.2%
American Express Co.                                                                     19,130      1,005,282
Ameriprise Financial, Inc.                                                                3,543        159,648
CapitalSource, Inc.+                                                                     18,300        455,304
Citigroup, Inc.                                                                           4,700        221,981
Clayton Holdings, Inc.                                                                    7,500        158,100
Goldman Sachs Group, Inc.                                                                10,745      1,686,535
Heartland Payment Systems, Inc.+                                                         31,900        790,163
J.P. Morgan Chase & Co.                                                                   3,800        158,232
SLM Corp.                                                                                 5,060        262,816

INSURANCE -- 5.9%
Aetna, Inc.                                                                             116,660      5,732,672
AFLAC, Inc.                                                                               4,400        198,572
Berkshire Hathaway, Inc.+                                                                   846      2,548,152
CIGNA Corp.                                                                               1,000        130,620
Hartford Financial Services Group, Inc.                                                   2,900        233,595
Marsh & McLennan Cos., Inc.                                                               3,200         93,952
XL Capital, Ltd.                                                                          3,000        192,330
                                                                                                  ------------
                                                                                                    19,198,075
                                                                                                  ------------

                                                                                                     VALUE
                                                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE -- 15.0%

DRUGS -- 8.8%
Abbott Laboratories                                                                       3,800   $    161,386
Amgen, Inc.+                                                                              2,400        174,600
Bristol-Myers Squibb Co.                                                                  7,400        182,114
Caremark Rx, Inc.+                                                                        2,300        113,114
CV Therapeutics, Inc.+                                                                   14,400        317,952
DepoMed, Inc.+                                                                           37,500        244,875
DUSA Pharmaceuticals, Inc.+                                                              38,000        268,280
Genentech, Inc.+                                                                         35,705      3,017,430
Genzyme Corp.+                                                                            3,700        248,714
Gilead Sciences, Inc.+                                                                   41,115      2,558,175
GlaxoSmithKline PLC                                                                       5,500        287,705
ImClone Systems, Inc.+                                                                    5,100        173,502
Invitrogen Corp.+                                                                        11,045        774,586
Kos Pharmaceuticals, Inc.+                                                                  700         33,439
MGI Pharma, Inc.+                                                                        21,900        383,250
Novartis AG ADR                                                                           8,300        460,152
NPS Pharmaceuticals, Inc.+                                                               24,300        207,522
Pfizer, Inc.                                                                             11,000        274,120
Roche Holdings AG                                                                         3,993        594,517
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                       52,985      2,181,922
United Therapeutics Corp.+                                                                6,500        430,820
Wyeth                                                                                     9,800        475,496

HEALTH SERVICES -- 4.4%
Allion Healthcare, Inc.+                                                                 15,000        203,400
Allscripts Heathcare Solutions, Inc.+                                                    13,000        238,030
Dialysis Corp. of America                                                                20,300        269,381
Healthcare Services Group, Inc.                                                          11,500        245,640
Kindred Healthcare, Inc.+                                                                12,000        301,800
LifePoint Hospitals, Inc.+                                                               15,800        491,380
Medco Health Solutions, Inc.+                                                             4,900        280,378
Orchid Cellmark, Inc.+                                                                   41,200        236,488
Symbion, Inc.+                                                                           25,700        582,105
United Surgical Partners International, Inc.+                                            10,600        375,346
UnitedHealth Group, Inc.                                                                 62,000      3,463,320
Wellpoint, Inc.+                                                                          2,600        201,318

MEDICAL PRODUCTS -- 1.8%
Alcon, Inc.+                                                                              5,570        580,728
Baxter International, Inc.                                                                4,300        166,883
Caliper Life Sciences, Inc.+                                                             27,600        176,640
ev3, Inc.+                                                                               13,300        235,543
Johnson & Johnson                                                                         5,700        337,554
Kyphon, Inc.+                                                                            10,800        401,760
MedImmune, Inc.+                                                                          3,200        117,056
Medtronic, Inc.                                                                           6,400        324,800
St. Jude Medical, Inc.+                                                                   4,800        196,800
Zimmer Holdings, Inc.+                                                                    4,000        270,400
                                                                                                  ------------
                                                                                                    23,260,421
                                                                                                  ------------

                                                                                                     VALUE
                                                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 5.4%

AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
Boeing Co.                                                                                  800   $     62,344
DRS Technologies, Inc.                                                                    7,100        389,577
Esterline Technologies Corp.+                                                            11,800        504,450
General Dynamics Corp.                                                                    4,400        281,512
Lockheed Martin Corp.                                                                     3,200        240,416
Northrop Grumman Corp.                                                                    1,600        109,264
Raytheon Co.                                                                              4,200        192,528
TransDigm Group, Inc.+                                                                    8,300        213,725

BUSINESS SERVICES -- 2.0%
Alliance Data Systems Corp.+                                                             16,200        757,674
AMIS Holdings, Inc.+                                                                     24,600        222,876
Automatic Data Processing, Inc.                                                           6,500        296,920
Cogent, Inc.+                                                                            16,400        300,776
Fluor Corp.                                                                               1,600        137,280
Monsanto Co.                                                                              4,800        406,800
PeopleSupport, Inc.+                                                                     44,600        437,080
Rollins, Inc.                                                                            26,500        536,360

ELECTRICAL EQUIPMENT -- 0.6%
Ametek, Inc.                                                                             13,100        588,976
Emerson Electric Co.                                                                      4,200        351,246

MACHINERY -- 0.8%
Astec Industries, Inc.+                                                                   6,800        244,120
Blount International, Inc.+                                                              25,600        412,416
Caterpillar, Inc.                                                                         1,800        129,258
Deere & Co.                                                                                 900         71,145
Matthews International Corp.                                                              5,100        195,126
Parker-Hannifin Corp.                                                                     2,900        233,769

MULTI-INDUSTRY -- 0.5%
General Electric Co.                                                                     19,900        692,122
Honeywell International, Inc.                                                             2,800        119,756

TRANSPORTATION -- 0.2%
Union Pacific Corp.                                                                       1,700        158,695
United Parcel Service, Inc.                                                               1,200         95,256
                                                                                                  ------------
                                                                                                     8,381,467
                                                                                                  ------------
INFORMATION & ENTERTAINMENT -- 2.1%

BROADCASTING & MEDIA -- 0.1%
Comcast Corp.+                                                                            7,500        195,900

ENTERTAINMENT PRODUCTS -- 0.4%
Applied Films Corp.+                                                                     18,100        351,683
Walt Disney Co.                                                                           6,800        189,652

LEISURE & TOURISM -- 1.6%
Boyd Gaming Corp.                                                                        11,200        559,328
Denny's Corp.+                                                                           90,000        428,400
Gaylord Entertainment Co.+                                                                9,100        412,958
Harrah's Entertainment, Inc.                                                              8,320        648,627
Regal Entertainment Group                                                                25,500        479,655
                                                                                                  ------------
                                                                                                     3,266,203
                                                                                                  ------------

                                                                                                     VALUE
                                                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY -- 13.9%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                            7,400   $    374,514

COMPUTER SERVICES -- 1.0%
Bottomline Technologies, Inc.+                                                           26,200        359,726
Sun Microsystems, Inc.+                                                                 234,985      1,205,473

COMPUTER SOFTWARE -- 3.8%
Activision, Inc.+                                                                         1,500         20,685
CA, Inc.*                                                                                33,085        900,243
Electronic Arts, Inc.+                                                                   55,405      3,031,761
Lawson Software, Inc.+                                                                   86,800        665,756
Microsoft Corp.                                                                          17,000        462,570
Oracle Corp.+                                                                             5,400         73,926
Parametric Technology Corp.                                                              37,320        609,436
THQ, Inc.+                                                                                4,900        126,861

COMPUTERS & BUSINESS EQUIPMENT -- 3.4%
Apple Computer, Inc.+                                                                    74,030      4,643,161
Dell, Inc.+                                                                               1,800         53,568
Hewlett-Packard Co.                                                                       4,800        157,920
Intergraph Corp.+                                                                         7,600        316,616
International Business Machines Corp.                                                     1,700        140,199

ELECTRONICS -- 1.0%
Advanced Micro Devices, Inc.+                                                             2,800         92,848
Entegris, Inc.+                                                                          46,800        497,952
FLIR Systems, Inc.+                                                                      12,300        349,443
Intel Corp.                                                                               6,400        123,840
ON Semiconductor Corp.+                                                                  38,000        275,880
Texas Instruments, Inc.                                                                   4,000        129,880

INTERNET CONTENT -- 2.1%
eBay, Inc.+                                                                              61,035      2,384,027
Yahoo!, Inc.+                                                                            25,910        835,857

INTERNET SOFTWARE -- 0.4%
Aladdin Knowledge Systems                                                                 7,800        175,110
Openwave Systems, Inc.+                                                                  20,900        451,022

TELECOMMUNICATIONS -- 2.0%
ADTRAN, Inc.                                                                              8,400        219,912
Alaska Communications Systems Group, Inc.                                                18,400        223,192
Arris Group, Inc.+                                                                       29,900        411,424
BellSouth Corp.                                                                           4,500        155,925
Comtech Telecommunications Corp.+                                                        15,100        440,467
Corning, Inc.+                                                                           11,300        304,083
Motorola, Inc.                                                                           11,700        268,047
NTELOS Holdings Corp.                                                                    18,800        263,388
SafeNet, Inc.+                                                                           21,100        558,728
Sprint Corp.                                                                              4,100        105,944
Verizon Communications, Inc.                                                              4,400        149,864
                                                                                                  ------------
                                                                                                    21,559,248
                                                                                                  ------------

                                                                                                     VALUE
                                                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS -- 0.9%

CHEMICALS -- 0.6%
Potash Corp. of Saskatchewan, Inc.                                                          900   $     79,281
Praxair, Inc.                                                                             3,300        181,995
Syngenta AG+                                                                              4,659        654,722

METALS & MINERALS -- 0.3%
Barrick Gold Corp.                                                                        4,800        130,752
Newmont Mining Corp.                                                                      6,300        326,907
                                                                                                  ------------
                                                                                                     1,373,657
                                                                                                  ------------
UTILITIES -- 1.4%

ELECTRIC UTILITIES -- 1.3%
AES Corp.+                                                                               71,555      1,220,728
Dominion Resources, Inc.                                                                    300         20,709
DPL, Inc.                                                                                13,300        359,100
PG&E Corp.                                                                                5,800        225,620
Progress Energy, Inc.                                                                     3,300        145,134

TELEPHONE -- 0.1%
AT&T, Inc.                                                                                9,300        251,472
                                                                                                  ------------
                                                                                                     2,222,763
                                                                                                  ------------
TOTAL COMMON STOCK (cost $86,865,801)                                                              106,208,194
                                                                                                  ------------
PREFERRED STOCK -- 0.0%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50%(10)                                                  1,000         22,800

INSURANCE -- 0.0%
Endurance Specialty Holdings, Ltd. 7.75%                                                  1,000         24,220
                                                                                                  ------------
                                                                                                        47,020
                                                                                                  ------------
U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.07%(9)                                             265         14,443
                                                                                                  ------------
TOTAL PREFERRED STOCK (cost $64,457)                                                                    61,463
                                                                                                  ------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 3.9%

FINANCE -- 3.8%

FINANCIAL SERVICES -- 3.8%
Aesop Funding II LLC, Series 2005-1A 1A 3.95% due 04/20/08*                        $    200,000        194,788
Argent Securities, Inc. Series 2006-W2 A2B 5.01% due 03/25/36(9)                         50,000         49,999
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(5)                     50,000         51,022
Banc America Commercial Mtg. Inc. Series 2005-6 D 5.35% due 09/10/47(5)(12)              25,000         23,964
Banc America Commercial Mtg. Inc. Series 2005-6 F 5.35% due 09/10/47(5)(12)              50,000         47,648
Banc America Commercial Mtg. Inc.,Series 2005-6 A4 5.35% due 09/10/47(5)(12)             25,000         24,354
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(5)(12)       63,287         61,957

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.46% due 02/25/35(5)(12) $    250,082   $    243,416
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(5)                                                                       180,000        170,812
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 F 5.63%
  due 12/11/40(5)(12)                                                                    50,000         48,948
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08               88,192         87,290
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                     200,000        196,381
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11              200,000        193,165
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                  200,000        190,814
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40%
  due 07/15/44(5)(12)                                                                    70,000         68,617
Commerical Mtg. Pass-Through, Series 2004-LB2A A3 4.22% due 03/10/39*(5)                198,000        188,582
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)          44,256         44,686
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 5.03%
  due 11/15/20*(5)(9)                                                                    67,000         67,083
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(5)                    57,050         57,822
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80%
  due 08/10/42(5)                                                                       180,000        176,295
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)                   150,000        147,968
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.62% due 04/25/35(5)(12)                      157,233        156,699
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                   115,000        110,892
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                          53,947         53,770
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37                                                                          150,000        144,207
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)                    90,000         92,896
Merrill Lynch Mortgage Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(5)                 200,000        192,216
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(5)              31,691         32,152
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(12)         95,212         93,097
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.49% due 02/25/35(5)(12)         215,076        208,901
Merrill Lynch Mtg. Investors, Inc., Seris 2006-RM1W A2D 5.51% due 02/25/37(3)(12)        50,000         49,219
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)                      305,000        289,547
Morgan Stanley Capital I, Series G 5.38% due 11/14/42(5)(12)                             30,000         28,588
Mortgage IT Trust, Series 2005-4 A1 5.10% due 10/25/35(5)(9)                            209,103        209,205
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                200,000        193,593
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                       110,000        114,905
PP&L Transition Bond Co. LLC, Series 1999-1 A7 7.05% due 06/25/09                        94,010         95,216
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                     200,000        194,408
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/15/33             135,000        130,784
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                              200,000        194,551
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56%
  due 01/25/35(5)(12)                                                                   229,590        223,493
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55%
  due 03/25/35(5)(12)                                                                   193,668        188,630
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53%
  due 04/25/35(5)(12)                                                                   190,676        186,030
West Penn Funding LLC, Series 1999-A A4 6.98% due 12/26/08+                             100,000        102,370
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                           39,006         38,274
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                          250,000        244,928
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                           65,618         65,430
                                                                                                  ------------
                                                                                                     5,969,612
                                                                                                  ------------

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
IMPAC CMB Trust, Series 2005-4 1A1A 5.09% due 05/25/35(5)(9)                       $    161,681   $    162,248
                                                                                                  ------------
TOTAL ASSET-BACKED SECURITIES (cost $6,280,431)                                                      6,131,860
                                                                                                  ------------
BONDS & NOTES -- 18.7%

CONSUMER DISCRETIONARY -- 0.5%

APPAREL & TEXTILES -- 0.1%
Mohawk Industries, Inc. 6.13% due 01/15/16                                              100,000         99,013

APPLIANCES & HOUSEHOLD DURABLES -- 0.1%
D.R. Horton, Inc. 5.38% due 06/15/12                                                     10,000          9,503
D.R. Horton, Inc. 5.63% due 09/15/14                                                     65,000         61,096
D.R. Horton, Inc. 6.88% due 05/01/13                                                     45,000         45,835

AUTOMOTIVE -- 0.2%
DaimlerChrylser NA Holding Corp. 7.75% due 01/18/11                                      50,000         53,629
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                      40,000         38,760
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                      10,000         10,567
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                     110,000        128,687
Dura Operating Corp. 8.63% due 04/15/12                                                  14,000         11,515
Ford Motor Co. 7.45% due 07/16/31                                                        30,000         22,275

HOUSING & HOUSEHOLD DURABLES -- 0.1%
Centex Corp. 7.88% due 02/01/11                                                          90,000         96,964
Pulte Homes, Inc. 7.88% due 08/01/11                                                     40,000         43,211
Pulte Homes, Inc. 8.13% due 03/01/11                                                     40,000         43,185

RETAIL -- 0.0%
Staples, Inc. 7.38% due 10/01/12                                                         45,000         49,104
Wendy's International, Inc. 7.00% due 12/15/25                                           30,000         29,063
                                                                                                  ------------
                                                                                                       742,407
                                                                                                  ------------
CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Altria Group, Inc. 7.00% due 11/04/13                                                   140,000        150,516
Fosters Finance Corp. 6.88% due 06/15/11*                                                10,000         10,501
Tyson Foods, Inc. 6.60% due 04/01/16                                                     50,000         49,386
                                                                                                  ------------
                                                                                                       210,403
                                                                                                  ------------
EDUCATION -- 0.0%

EDUCATION -- 0.0%
Massachusetts Institute of Technology 7.25% due 11/02/96                                 40,000         47,895
                                                                                                  ------------
ENERGY -- 0.6%

ENERGY SERVICES -- 0.2%
Consolidated Natural Gas Co. 5.38% due 11/01/06                                          11,000         10,998
Enterprise Products Operating LP 6.88% due 03/01/33                                      10,000         10,216
Hanover Compressor Co. 9.00% due 06/01/14                                                10,000         10,750
Hilcorp Energy I LP 10.50% due 09/01/10*                                                 15,000         16,519
Keyspan Corp. 4.90% due 05/16/08                                                         42,000         41,544
Motiva Enterprises LLC 5.20% due 09/15/12*                                               75,000         73,836
PacifiCorp 6.38% due 05/15/08                                                            70,000         71,536

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
Premcor Refining Group, Inc. 6.13% due 05/01/11                                    $     40,000   $     40,669
Premcor Refining Group, Inc. 6.75% due 02/01/11*                                         21,000         21,883
Seitel, Inc. 11.75% due 07/15/11                                                         10,000         11,375
Southern Energy, Inc. 7.90% due 07/15/09+(3)(4)                                          20,000              0

ENERGY SOURCES -- 0.4%
Amerada Hess Corp. 7.13% due 03/15/33                                                    11,000         12,002
Amerada Hess Corp. 7.88% due 10/01/29                                                   150,000        174,667
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                                             12,000         11,976
ConocoPhillips 7.00% due 03/30/29                                                        33,000         37,445
El Paso Production Holding Co. 7.75% due 06/01/13                                        20,000         20,725
Encore Acquisition Co. 6.00% due 07/15/15                                                 2,000          1,865
Encore Acquisition Co. 6.25% due 04/15/14                                                 3,000          2,872
NRG Energy, Inc. 7.25% due 02/01/14                                                       5,000          5,081
NRG Energy, Inc. 7.38% due 02/01/16                                                      20,000         20,425
Pemex Project Funding Master Trust 6.13% due 08/15/08                                    60,000         60,450
Pemex Project Funding Master Trust 6.63% due 06/15/35*                                  325,000        313,950
Sempra Energy 4.62% due 05/17/07                                                         19,000         18,831
Talisman Energy, Inc. 5.85% due 02/01/37                                                 10,000          9,401
                                                                                                  ------------
                                                                                                       999,016
                                                                                                  ------------
FINANCE -- 3.6%

BANKS -- 0.7%
ABN Amro Holding NV 6.52% due 11/08/12                                                   20,000         20,702
Banc One Corp. 8.00% due 04/29/27                                                        12,000         14,585
Bank of America Corp. 7.40% due 01/15/11                                                130,000        140,507
BankBoston Capital Trust IV 5.46% due 06/08/28(9)                                        22,000         21,260
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.09% due 06/30/06(9)           15,000         13,256
Charter One Bank 6.38% due 05/15/12                                                      46,000         48,232
Compass Bank 5.90% due 04/01/26                                                         100,000         97,812
First Maryland Capital II 5.53% due 02/21/27(9)                                          18,000         17,633
HSBC Bank USA 5.63% due 08/15/35                                                         10,000          9,290
Independence Community Bank Corp. 3.50% due 06/20/13(9)                                  11,000         10,525
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                             16,000         16,246
MBNA America Bank NA 5.38% due 01/15/08                                                  60,000         60,096
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                 100,000        100,252
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(13)                               20,000         21,300
National Westminster Bank 7.75% due 10/16/07(8)                                           8,000          8,256
NCNB Corp. 9.38% due 09/15/09                                                            32,000         35,819
Popular North America, Inc. 4.70% due 06/30/09                                           15,000         14,609
U.S. Bancorp 7.50% due 06/01/26                                                          65,000         75,868
UOB Cayman, Ltd. 5.80% due 03/15/16                                                      20,000         19,579
US Bank NA 3.90% due 08/15/08                                                             4,000          3,883
Wachovia Bank NA 5.60% due 03/15/16                                                      90,000         89,120
Wachovia Capital Trust III 5.80% due 03/15/11                                           105,000        103,160
Wachovia Corp. 4.88% due 02/15/14                                                        80,000         75,914
Wachovia Corp. 5.35% due 03/15/11                                                         6,000          5,976
Washington Mutual Bank FA 5.50% due 01/15/13                                             22,000         21,744
Wells Fargo & Co. 6.38% due 08/01/11                                                     90,000         93,845
World Savings Bank FSB 4.13% due 12/15/09                                                41,000         39,330

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES -- 2.0%
Ameriprise Financial, Inc. 5.35% due 11/15/10                                      $     14,000   $     13,859
Ameriprise Financial, Inc. 5.65% due 11/15/15                                            95,000         93,646
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                           56,000         53,988
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10                                        20,000         19,663
CIT Group, Inc. 6.00% due 04/01/36                                                       80,000         76,989
Citigroup, Inc. 5.00% due 09/15/14                                                      355,000        339,771
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12             18,000         19,080
Countrywide Home Loans, Inc. 4.13% due 09/15/09                                          10,000          9,558
Countrywide Home Loans, Inc. 5.50% due 08/01/06                                          34,000         34,046
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                                 170,000        162,661
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                                 110,000        114,876
Downey Financial Corp. 6.50% due 07/01/14                                                20,000         19,940
Farmers Exchange Capital 7.05% due 07/15/28*                                            110,000        111,571
Ford Motor Credit Co. 5.70% due 01/15/10                                                 35,000         31,060
Ford Motor Credit Co. 5.80% due 01/12/09                                                 18,000         16,439
Ford Motor Credit Co. 7.00% due 10/01/13                                                 15,000         13,416
Ford Motor Credit Co. 7.38% due 10/28/09                                                 40,000         37,605
General Electric Capital Corp. 2.80% due 01/15/07                                        26,000         25,541
General Electric Capital Corp. 4.38% due 03/03/12                                        20,000         18,932
General Electric Capital Corp. 6.75% due 03/15/32                                        30,000         33,407
General Motors Acceptance Corp. 6.88% due 09/15/11                                       35,000         32,623
General Motors Acceptance Corp. 6.88% due 08/28/12                                       82,000         75,646
General Motors Acceptance Corp. 7.25% due 03/02/11                                        5,000          4,738
General Motors Acceptance Corp. 7.75% due 01/19/10                                       20,000         19,500
General Motors Acceptance Corp. 8.00% due 11/01/31                                       10,000          9,451
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                             90,000         94,356
Household Finance Corp. 6.38% due 10/15/11                                              200,000        207,522
HSBC Finance Corp. 6.75% due 05/15/11                                                   110,000        115,805
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                              350,000        336,420
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                               50,000         52,561
Jefferies Group, Inc. 6.25% due 01/15/36                                                 24,000         22,525
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10                                        20,000         19,275
Lehman Brothers Holdings, Inc. 5.50% due 04/04/16                                        30,000         29,411
Merrill Lynch & Co., Inc. 6.00% due 02/17/09                                            120,000        122,141
Morgan Stanley 4.75% due 04/01/14                                                       260,000        242,578
Morgan Stanley 6.75% due 04/15/11                                                        70,000         73,686
Overseas Private Investment Corp. 6.99% due 01/15/09                                    113,887        117,138
PNC Funding Corp. 5.13% due 12/14/10                                                     20,000         19,752
PNC Funding Corp. 5.75% due 08/01/06                                                     24,000         24,038
Pricoa Global Funding I 4.63% due 06/25/12*                                              10,000          9,497
Residential Capital Corp. 6.38% due 06/30/10*                                            38,000         38,282
Residential Capital Corp. 6.88% due 06/30/15*                                            13,000         13,553
SB Treasury Co. LLC 9.40% due 06/30/08*(8)                                              100,000        107,596
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                              30,000         28,975
Transamerica Finance Corp. 6.40% due 09/15/08                                             9,000          9,189
Xlliac Global Funding 4.80% due 08/10/10*                                                20,000         19,387

INSURANCE -- 0.9%
ACE Capital Trust II 9.70% due 04/01/30                                                  80,000        106,528
ACE INA Holdings, Inc. 5.88% due 06/15/14                                                15,000         15,028
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                30,000         30,321
Aegon NV 5.02% due 04/15/06(8)                                                           22,000         19,360
Allstate Corp. 5.95% due 04/01/36                                                        43,000         41,884

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Allstate Corp. 7.20% due 12/01/09                                                  $     22,000   $     23,250
Allstate Financing II 7.83% due 12/01/45                                                 24,000         25,198
Ambac Financial Group, Inc. 5.95% due 12/05/35                                           10,000          9,648
Americo Life, Inc. 7.88% due 05/01/13*                                                   12,000         12,096
Chubb Corp. 6.00% due 11/15/11                                                           14,000         14,276
Equitable Cos., Inc. 7.00% due 04/01/28                                                  30,000         33,245
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                       10,000          9,619
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                    85,000         94,071
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                               140,000        155,258
Genworth Financial, Inc. 4.75% due 06/15/09                                              20,000         19,626
ING Groep NV 5.78% due 12/08/15(8)                                                       12,000         11,673
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                  22,000         26,401
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                         70,000         71,834
Markel Corp. 7.35% due 08/15/34+                                                          5,000          5,156
Metropolitan Life Global Funding 4.63% due 08/19/10*                                     10,000          9,671
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                   22,000         21,420
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                    8,000          8,125
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13+                                         14,000         13,331
Ohio Casualty Corp. 7.30% due 06/15/14                                                   20,000         20,847
Protective Life Secured Trust 4.00% due 04/01/11                                         80,000         74,758
ReliaStar Financial Corp. 8.00% due 10/30/06                                             60,000         60,853
Selective Insurance Group, Inc. 6.70% due 11/01/35                                       10,000          9,627
St Paul Travelers Cos., Inc. 5.50% due 12/01/15                                          10,000          9,782
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                          60,000         59,905
Torchmark Corp. 6.25% due 12/15/06                                                       40,000         40,122
Travelers Property Casualty Corp. 3.75% due 03/15/08                                     20,000         19,468
Travelers Property Casualty Corp. 6.38% due 03/15/33                                     70,000         70,947
Unitrin, Inc. 4.88% due 11/01/10                                                         60,000         57,845
W.R. Berkley Capital Trust 8.20% due 12/15/45                                            90,000         91,386
W.R. Berkley Corp. 5.60% due 05/15/15                                                    60,000         57,882
XL Capital, Ltd. 5.25% due 09/15/14                                                      35,000         33,124
                                                                                                  ------------
                                                                                                     5,654,057
                                                                                                  ------------
HEALTHCARE -- 0.2%

DRUGS -- 0.1%
Genentech, Inc. 5.25% due 07/15/35*                                                      42,000         37,782
Merck & Co., Inc. 2.50% due 03/30/07                                                     14,000         13,621
Teva Pharmaceutical Finance LLC 6.15% due 02/01/36                                       12,000         11,310
Wyeth 6.95% due 03/15/11                                                                 11,000         11,663

HEALTH SERVICES -- 0.1%
HCA, Inc. 6.95% due 05/01/12                                                             20,000         20,193
Humana, Inc. 7.25% due 08/01/06                                                         100,000        100,419
Psychiatric Solutions, Inc. 7.75% due 07/15/15                                           10,000         10,175
Universal Hospital Services, Inc. 10.13% due 11/01/11                                    10,000         10,375

MEDICAL PRODUCTS -- 0.0%
Boston Scientific Corp. 6.25% due 11/15/35                                               22,000         22,478
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+                                     10,000              0
                                                                                                  ------------
                                                                                                       238,016
                                                                                                  ------------

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 0.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                  $     30,000   $     31,123
Raytheon Co. 4.85% due 01/15/11                                                          20,000         19,433
Raytheon Co. 6.75% due 08/15/07                                                          25,000         25,391

BUSINESS SERVICES -- 0.1%
Affinity Group, Inc. 9.00% due 02/15/12                                                   5,000          5,025
Aramark Services, Inc. 7.00% due 05/01/07                                                24,000         24,301
Dole Food, Inc. 8.88% due 03/15/11                                                        5,000          4,950
Dun & Bradstreet Corp. 5.50% due 03/15/11                                                 5,000          4,970
First Data Corp. 3.38% due 08/01/08                                                      12,000         11,468
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                               100,000         98,911
Monitronics International, Inc. 11.75% due 09/01/10                                      10,000         10,025
Pactiv Corp. 7.95% due 12/15/25                                                          20,000         22,007
Pitney Bowes, Inc. 4.75% due 01/15/16                                                    17,000         15,825
Rent-Way, Inc. 11.88% due 06/15/10                                                        9,000          9,405
Service Corp. International 6.75% due 04/01/16                                           10,000          9,900

MULTI-INDUSTRY -- 0.0%
Honeywell International, Inc. 5.40% due 03/15/16                                          5,000          4,935
Stanley Works Capital Trust I 5.90% due 01/12/45                                         15,000         13,855

TRANSPORTATION -- 0.2%
BNSF Funding Trust I 6.61% due 01/15/26                                                  75,000         73,516
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                    20,000         23,189
Canadian National Railway Co. 6.38% due 10/15/11                                         20,000         20,886
CNF, Inc. 6.70% due 05/01/34                                                             17,000         16,683
Erac USA Finance Co. 7.95% due 12/15/09                                                  15,000         16,155
FedEx Corp., 6.72% due 01/15/22                                                          63,908         67,650
Norfolk Southern Corp. 5.59% due 05/17/25                                                18,000         17,161
Ryder Systems, Inc. 5.00% due 06/15/12                                                   18,000         17,038
                                                                                                  ------------
                                                                                                       563,802
                                                                                                  ------------
INFORMATION & ENTERTAINMENT -- 1.3%

BROADCASTING & MEDIA -- 0.9%
AOL Time Warner, Inc. 7.63% due 04/15/31                                                120,000        130,721
Chancellor Media Corp. 8.00% due 11/01/08                                                92,000         96,576
Charter Communications Holdings LLC 11.13% due 01/15/11                                  15,000          7,950
Clear Channel Communications, Inc. 5.00% due 03/15/12                                    30,000         27,778
Clear Channel Communications, Inc. 7.65% due 09/15/10                                    70,000         73,539
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                    15,000         17,829
Comcast Corp. 5.65% due 06/15/35                                                         40,000         34,862
Comcast Corp. 5.90% due 03/15/16                                                         25,000         24,517
Comcast Corp. 6.45% due 03/15/37                                                         14,000         13,471
Comcast Corp. 6.50% due 11/15/35                                                         60,000         58,218
Cox Communications, Inc. 5.45% due 12/15/14                                             100,000         94,814
Cox Communications, Inc. 7.13% due 10/01/12                                              20,000         20,981
Cox Communications, Inc. 7.63% due 06/15/25                                              10,000         10,664
Cox Communications, Inc. 7.75% due 11/01/10                                              80,000         85,554
Knight-Ridder, Inc. 6.88% due 03/15/29                                                   10,000          9,372
Liberty Media Corp. 7.75% due 07/15/09                                                   30,000         31,495
Liberty Media Corp. 7.88% due 07/15/09                                                   50,000         52,613
News America, Inc. 6.20% due 12/15/34                                                    60,000         56,191
News America, Inc. 7.30% due 04/30/28                                                    10,000         10,394

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Nexstar Finance, Inc. 7.00% due 01/15/14                                           $      5,000   $      4,725
Omnicom Group, Inc. 5.90% due 04/15/16                                                   10,000          9,844
Paxson Communications Corp. 10.78% due 04/15/06(7)                                       25,000         24,750
Time Warner Co., Inc. 7.25% due 10/15/17                                                 10,000         10,701
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                     94,000        106,279
Turner Broadcasting, Inc. 8.38% due 07/01/13                                             30,000         33,547
Univision Communications, Inc. 3.50% due 10/15/07                                        10,000          9,678
Univision Communications, Inc. 3.88% due 10/15/08                                        35,000         33,429
USA Interactive 7.00% due 01/15/13                                                       75,000         76,822
Viacom, Inc. 6.63% due 05/15/11                                                          18,000         18,580
Viacom, Inc. 7.88% due 07/30/30                                                         110,000        119,789
Young Broadcasting, Inc. 10.00% due 03/01/11                                             15,000         13,837

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co. 5.38% due 06/01/07                                                      100,000        100,021

LEISURE & TOURISM -- 0.3%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                     30,000         29,475
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                   15,847         15,089
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                         48,627         43,764
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                          3,657          3,794
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                             3,588          3,624
Brunswick Corp. 5.00% due 06/01/11                                                       16,000         15,236
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                 100,000         99,945
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19                  15,693         15,810
Delta Air Lines, Inc. 8.30% due 12/15/29(2)(14)                                          10,000          2,675
Delta Air Lines, Inc. 10.00% due 08/15/08(2)(14)                                         10,000          2,550
GTECH Holdings Corp. 4.50% due 12/01/09                                                  70,000         67,886
GTECH Holdings Corp. 4.75% due 10/15/10                                                  30,000         29,178
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                          50,000         49,494
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                         10,000          9,582
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                          90,000         97,664
Hilton Hotels Corp. 7.20% due 12/15/09                                                   10,000         10,390
MGM Mirage, Inc. 5.88% due 02/27/14                                                      20,000         18,850
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                        5,000          4,931
Royal Caribbean Cruises, Ltd. 6.88% due 12/01/13                                         12,000         12,338
                                                                                                  ------------
                                                                                                     1,951,816
                                                                                                  ------------
INFORMATION TECHNOLOGY -- 0.6%

COMPUTER SERVICES -- 0.1%
Activant Solutions, Inc. 10.53% due 04/01/10*(9)                                          5,000          5,100
Electronic Data Systems Corp. 7.45% due 10/15/29                                         55,000         58,361

COMPUTER SOFTWARE -- 0.0%
Computer Sciences Corp. 3.50% due 04/15/08                                               10,000          9,630
Oracle Corp. 5.00% due 01/15/11*                                                         21,000         20,510

ELECTRONICS -- 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18                                                18,000         18,332

TELECOMMUNICATIONS -- 0.5%
America Movil SA de CV 6.38% due 03/01/35                                                11,000         10,343

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
American Cellular Corp. 10.00% due 08/01/11                                        $     30,000   $     32,550
AT&T Broadband Corp. 8.38% due 03/15/13                                                 120,000        134,958
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                         200,000        219,213
Corning, Inc. 6.20% due 03/15/16                                                         12,000         11,999
GTE Corp. 6.94% due 04/15/28                                                             16,000         16,068
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)                                      5,000          6,350
LCI International, Inc. 7.25% due 06/15/07                                               40,000         40,400
New England Telephone & Telegraph Co. 7.88% due 11/15/29                                 10,000         10,581
SBC Communications, Inc. 5.30% due 11/15/10                                              75,000         74,014
Sprint Capital Corp. 6.13% due 11/15/08                                                  40,000         40,709
Sprint Capital Corp. 6.88% due 11/15/28                                                  55,000         56,745
Sprint Capital Corp. 7.63% due 01/30/11                                                  70,000         75,705
Sprint Capital Corp. 8.38% due 03/15/12                                                  70,000         79,093
Verizon New England, Inc. 6.50% due 09/15/11                                             10,000         10,152
Verizon New York, Inc. 6.88% due 04/01/12                                                 8,000          8,218
                                                                                                  ------------
                                                                                                       939,031
                                                                                                  ------------
MATERIALS -- 0.3%

CHEMICALS -- 0.1%
BCI US Finance Corp. 10.10% due 07/15/10*(9)                                             25,000         25,500
Cytec Industries, Inc. 4.60% due 07/01/13                                                50,000         44,665
Cytec Industries, Inc. 5.50% due 10/01/10                                                25,000         24,447
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                        4,000          3,810
ICI Wilmington, Inc. 7.05% due 09/15/07                                                  24,000         24,414
Lubrizol Corp. 4.63% due 10/01/09                                                        10,000          9,689
Sociedad Quimica y Minera de Chile SA 6.13% due 04/15/16*(3)                             20,000         19,991

FOREST PRODUCTS -- 0.1%
AEP Industries, Inc. 7.88% due 03/15/13                                                   5,000          5,025
Consumers International, Inc. 10.25% due 04/01/05+(3)(4)                                 10,000              0
Neenah Paper, Inc. 7.38% due 11/15/14                                                     5,000          4,700
Pliant Corp. 11.13% due 09/01/09(2)(14)                                                  10,000         10,525
Temple-Inland, Inc. 6.63% due 01/15/18                                                   90,000         91,872

METALS & MINERALS -- 0.1%
Barrick Gold Finance, Inc. 7.50% due 05/01/07                                            15,000         15,329
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                            5,000          4,813
Inco, Ltd. 7.75% due 05/15/12                                                            40,000         43,382
Newmont Mining Corp. 8.63% due 05/15/11                                                  10,000         11,287
Phelps Dodge Corp. 6.13% due 03/15/34                                                    11,000         10,271

PLASTIC -- 0.0%
Sealed Air Corp. 5.38% due 04/15/08*                                                     75,000         74,535
                                                                                                  ------------
                                                                                                       424,255
                                                                                                  ------------
MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
Southern California Public Power Authority Project 6.93% due 05/15/17                    50,000         56,281
                                                                                                  ------------

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 0.8%

REAL ESTATE COMPANIES -- 0.3%
AMB Property LP 5.45% due 12/01/10                                                 $    100,000   $     98,978
EOP Operating LP 6.75% due 02/15/12                                                      60,000         62,539
EOP Operating LP 7.00% due 07/15/11                                                      20,000         21,044
ERP Operating LP 5.38% due 08/01/16                                                      12,000         11,594
Liberty Property LP 7.25% due 03/15/11                                                   25,000         26,580
Liberty Property LP 8.50% due 08/01/10                                                   70,000         77,182
Mack-Cali Realty LP 5.80% due 01/15/16                                                   10,000          9,765
Regency Centers LP 4.95% due 04/15/14                                                    30,000         28,176
Susa Partnership LP 6.95% due 07/01/06                                                   40,000         40,152

REAL ESTATE INVESTMENT TRUSTS -- 0.5%
Avalon Bay Communities, Inc. 7.50% due 12/15/10                                         100,000        107,663
Brandywine Operating Partnership LP 5.75% due 04/01/12                                   55,000         54,614
Brandywine Operating Partnership LP 6.00% due 04/01/16                                   11,000         10,886
Commercial Net Lease Realty 6.15% due 12/15/15                                           10,000          9,862
Developers Diversified Realty Corp. 5.00% due 05/03/10                                  120,000        116,722
Duke Realty LP 5.50% due 03/01/16                                                        10,000          9,703
Federal Realty Investment Trust 5.65% due 06/01/16                                       25,000         24,475
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                              10,000          9,589
Kimco Realty Corp. 5.58% due 11/23/15                                                   100,000         98,146
Reckson Operating Partnership LP 6.00% due 03/31/16                                      75,000         74,399
Regency Centers LP 5.25% due 08/01/15*                                                   35,000         33,335
Regency Centers LP 7.75% due 04/01/09                                                    30,000         32,184
Simon Property Group LP 4.60% due 06/15/10                                               45,000         43,393
Simon Property Group LP 5.10% due 06/15/15                                               40,000         37,835
Simon Property Group LP 5.38% due 06/01/11                                               70,000         68,973
Spieker Properties LP 7.65% due 12/15/10                                                 60,000         65,076
Vornado Realty LP 4.75% due 12/01/10                                                     10,000          9,570
                                                                                                  ------------
                                                                                                     1,182,435
                                                                                                  ------------
U.S. GOVERNMENT AGENCIES -- 2.5%

U.S. GOVERNMENT AGENCIES -- 2.5%
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)                                       58,131         54,261
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)                                       27,090         25,835
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                         248,599        237,470
Federal Home Loan Mtg. Corp. 5.00% due 03/01/19                                          15,466         15,087
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31                                          49,594         48,643
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                         158,997        151,560
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                         153,423        146,247
Federal Home Loan Mtg. Corp. 5.00% due 04/01/36                                          85,000         80,874
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)                                       38,182         37,858
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                          72,123         70,525
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                          95,016         95,165
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                           8,245          8,418
Federal Home Loan Mtg. Corp. 6.50% due 09/15/23                                          20,000         20,627
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                           7,939          8,132
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                                          50,005         50,974
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                          16,907         17,412
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                           1,071          1,121
Federal Home Loan Mtg. Corp. 7.50% due 04/01/28                                           6,505          6,819
Federal Home Loan Mtg. Corp. 7.75% due 03/15/22(5)                                        3,742          3,738
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                             186            198

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 4.56% due 01/01/15                                    $    243,390   $    230,290
Federal National Mtg. Assoc. 4.85% due 04/01/06                                         223,963        215,997
Federal National Mtg. Assoc. 5.00% due 03/01/18                                         137,443        134,268
Federal National Mtg. Assoc. 5.00% due 06/01/19                                          42,553         41,524
Federal National Mtg. Assoc. 5.00% due 04/01/34                                         394,907        376,626
Federal National Mtg. Assoc. 5.50% due 04/20/06                                          49,945         49,934
Federal National Mtg. Assoc. 5.50% due 03/01/18                                          49,639         49,374
Federal National Mtg. Assoc. 5.50% due 07/01/19                                          32,319         32,133
Federal National Mtg. Assoc. 5.50% due 12/01/33                                         360,392        352,488
Federal National Mtg. Assoc. 5.50% due 06/01/34                                          39,695         38,804
Federal National Mtg. Assoc. 5.50% due 12/01/35                                          99,999         97,640
Federal National Mtg. Assoc. 5.93% due 10/01/11                                          66,239         67,462
Federal National Mtg. Assoc. 6.00% due 06/01/17                                          35,141         35,629
Federal National Mtg. Assoc. 6.00% due 12/01/33                                          82,400         82,444
Federal National Mtg. Assoc. 6.00% due 05/01/34                                          56,305         56,329
Federal National Mtg. Assoc. 6.00% due 08/01/34                                          78,026         78,084
Federal National Mtg. Assoc. 6.00% due 10/01/34                                          81,343         81,377
Federal National Mtg. Assoc. 6.00% due 06/01/35                                           7,673          7,676
Federal National Mtg. Assoc. 6.34% due 01/01/08                                          16,800         16,936
Federal National Mtg. Assoc. 6.36% due 07/01/08                                          29,492         29,813
Federal National Mtg. Assoc. 6.43% due 01/01/08                                          17,867         18,033
Federal National Mtg. Assoc. 6.50% due 08/01/17                                          87,573         89,672
Federal National Mtg. Assoc. 6.50% due 09/01/32                                          88,546         90,530
Federal National Mtg. Assoc. 6.50% due 04/01/34                                          39,879         40,690
Federal National Mtg. Assoc. 6.56% due 07/01/11                                         158,987        165,291
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)                                           99            100
Government National Mtg. Assoc. 6.00% due 11/15/31                                      263,904        267,200
Government National Mtg. Assoc. 7.00% due 05/15/33                                       49,975         52,103
Government National Mtg. Assoc. 7.50% due 01/15/32                                       18,822         19,747
Government National Mtg. Assoc. 8.00% due 01/15/31                                        3,361          3,596
Government National Mtg. Assoc. 8.50% due 11/15/17                                        2,357          2,522
Government National Mtg. Assoc. 9.00% due 11/15/21                                          792            856
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(5)                    997          1,036
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(5)                 12,553         13,145
Tennessee Valley Authority 4.65% due 06/15/35                                            20,000         17,909
                                                                                                  ------------
                                                                                                     3,938,222
                                                                                                  ------------
U.S. GOVERNMENT OBLIGATIONS -- 6.9%

U.S. TREASURIES -- 6.9%
United States Treasury Bond Strip zero coupon due 05/15/15                            1,300,000        831,682
United States Treasury Bonds 5.38% due 02/15/31                                         168,000        176,846
United States Treasury Bonds 6.25% due 08/15/23                                         850,000        964,020
United States Treasury Bonds 6.38% due 08/15/27                                         300,000        350,766
United States Treasury Bonds 6.63% due 02/15/27                                         120,000        143,906
United States Treasury Bonds 6.88% due 08/15/25                                         140,000        170,899
United States Treasury Bonds 7.13% due 02/15/23                                         190,000        233,670
United States Treasury Bonds 7.88% due 02/15/21                                         175,000        225,914
United States Treasury Bonds 8.75% due 08/15/20                                         100,000        137,352
United States Treasury Bonds 11.25% due 02/15/15                                        100,000        145,195
United States Treasury Notes 2.63% due 05/15/08                                         900,000        860,485
United States Treasury Notes 2.63% due 03/15/09                                       1,025,000        963,740
United States Treasury Notes 3.13% due 09/15/08                                         650,000        624,660

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT        (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Notes 3.25% due 08/15/08                                    $  1,100,000   $  1,061,500
United States Treasury Notes 3.63% due 07/15/09                                         300,000        289,148
United States Treasury Notes 3.75% due 05/15/08                                         300,000        293,555
United States Treasury Notes 3.88% due 07/15/10                                         800,000        771,000
United States Treasury Notes 4.00% due 02/15/14                                         625,000        589,307
United States Treasury Notes 4.00% due 02/15/15                                         450,000        421,717
United States Treasury Notes 4.50% due 02/15/09                                         500,000        495,664
United States Treasury Notes 4.50% due 11/15/10                                          10,000          9,866
United States Treasury Notes 4.50% due 11/15/15                                          77,000         74,720
United States Treasury Notes 4.50% due 02/15/16                                           7,000          6,808
United States Treasury Notes 4.63% due 02/29/08                                          73,000         72,706
United States Treasury Notes 5.63% due 05/15/08                                         250,000        253,916
United States Treasury Notes 6.50% due 10/15/06(1)                                      110,000        110,915
United States Treasury Notes 6.88% due 05/15/06                                         410,000        410,992
                                                                                                  ------------
                                                                                                    10,690,949
                                                                                                  ------------
UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.7%
AEP Texas North Co. 5.50% due 03/01/13                                                   40,000         39,274
AES Corp. 7.75% due 03/01/14                                                             15,000         15,750
American Electric Power Co., Inc. 6.13% due 05/15/06                                     15,000         15,012
American Electric Power, Inc. 4.71% due 08/16/07                                         12,000         11,884
Arizona Public Service Co. 5.80% due 06/30/14                                            80,000         78,800
Calpine Corp. 8.75% due 07/15/13*(2)(14)                                                 45,000         41,287
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23                               13,000         12,309
Centerpoint Energy, Inc. 5.88% due 06/01/08                                              20,000         20,102
Cleco Power LLC 6.50% due 12/01/35                                                       10,000          9,747
Commonwealth Edison Co. 5.90% due 03/15/36                                               15,000         14,288
Consumers Energy Co. 4.25% due 04/15/08*                                                 20,000         19,505
Dominion Resources, Inc. 5.69% due 05/15/08                                              22,000         22,039
Duke Energy Corp. 4.20% due 10/01/08                                                     20,000         19,405
Duquesne Light Holdings, Inc. 6.25% due 08/15/35                                          6,000          5,581
Enersis SA 7.40% due 12/01/16                                                            15,000         15,786
Entergy Louisiana, Inc. 5.83% due 11/01/10                                               30,000         29,634
Exelon Generation Co. LLC 5.35% due 01/15/14                                             90,000         87,364
Florida Power & Light Co. 5.95% due 10/01/33                                             11,000         10,938
Indiantown Cogeneration LP 9.26% due 12/15/10                                             7,629          8,029
Midamerican Energy Holdings Co. 6.13% due 04/01/36                                      150,000        146,836
NSTAR 8.00% due 02/15/10                                                                 40,000         43,380
Pepco Holdings, Inc. 5.50% due 08/15/07                                                 100,000        100,011
PSE&G Power LLC 3.75% due 04/01/09                                                       35,000         33,208
PSE&G Power LLC 6.88% due 04/15/06                                                       40,000         40,014
PSE&G Power LLC 7.75% due 04/15/11                                                       10,000         10,864
PSI Energy, Inc. 6.12% due 10/15/35                                                      10,000          9,705
PSI Energy, Inc. 7.85% due 10/15/07                                                      27,000         27,899
Public Service Electric & Gas Co. 5.00% due 08/15/14                                      6,000          5,757
Puget Sound Energy, Inc. 5.20% due 10/01/15                                              25,000         23,908
Reliant Energy Resources Corp. 7.75% due 02/15/11                                        20,000         21,659
Southern California Edison Co. 5.63% due 02/01/36                                        12,000         11,233
Texas-New Mexico Power Co. 6.25% due 01/15/09                                            30,000         30,400
TXU Corp. 4.80% due 11/15/09                                                             60,000         57,643

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT**      (NOTE 2)
--------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.2%
Energen Corp. 7.63% due 12/15/10                                                   $     60,000   $     63,480
Kinder Morgan Finance Co. 5.70% due 01/05/16                                             12,000         11,691
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                      150,000        143,959
NGC Corp. Capital Trust 8.32% due 06/01/27                                               25,000         22,000
Southern California Gas Co. 5.75% due 11/15/35                                           10,000          9,720

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                          18,000         17,879
GTE Northwest, Inc. 5.55% due 10/15/08                                                   10,000          9,936
Verizon New York, Inc. 7.38% due 04/01/32                                                36,000         36,514
                                                                                                  ------------
                                                                                                     1,354,430
                                                                                                  ------------
TOTAL BONDS & NOTES (cost $29,383,454)                                                              28,993,017
                                                                                                  ------------
FOREIGN BONDS & NOTES -- 1.9%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                       5,000          5,275

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                                10,000          9,175
                                                                                                  ------------
                                                                                                        14,450
                                                                                                  ------------
CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                      90,000        108,675
Diageo Capital PLC 4.38% due 05/03/10                                                    17,000         16,320
                                                                                                  ------------
                                                                                                       124,995
                                                                                                  ------------
ENERGY -- 0.0%

ENERGY SOURCES -- 0.0%
Nexen, Inc. 5.88% due 03/10/35                                                           20,000         18,643
PTT Public Co., Ltd. 5.88% due 08/03/35*                                                 12,000         10,860
                                                                                                  ------------
                                                                                                        29,503
                                                                                                  ------------
FINANCE -- 0.8%

BANKS -- 0.4%
HBOS Capital Funding LP 6.85% due 03/29/49(13)                                           25,000         25,062
National Australia Bank, Ltd. 8.60% due 05/19/10                                        100,000        111,227
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                 100,000        109,993
Resona Bank, Ltd. 5.85% due 04/15/16*(8)                                                110,000        106,736
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                      40,000         41,388
Scotland International Finance BV 7.70% due 08/15/10*                                   110,000        119,704

FINANCIAL SERVICES -- 0.2%
Aiful Corp. 4.45% due 02/16/10*                                                         120,000        114,313
Elan Finance PLC 7.75% due 11/15/11*                                                     10,000          9,475
Fosters Financial Corp. 5.88% due 06/15/35*                                              10,000          9,099
Nell AF SARL 8.38% due 08/15/15*                                                         25,000         24,812
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                200,000        211,943

                                                                                     PRINCIPAL       VALUE
                                                                                      AMOUNT**      (NOTE 2)
--------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 0.2%
AXA SA 8.60% due 12/15/30                                                    EUR   $    120,000   $    153,383
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                      15,000         13,200
VTB Capital SA 6.25% due 06/30/35*                                                      100,000         99,375
XL Capital Finance PLC 6.50% due 01/15/12                                                35,000         36,032
                                                                                                  ------------
                                                                                                     1,185,742
                                                                                                  ------------
FOREIGN GOVERNMENT BONDS -- 0.4%

FOREIGN GOVERNMENT -- 0.4%
Federal Republic of Brazil 8.00% due 01/15/18                                            20,000         21,670
Federal Republic of Brazil 10.50% due 07/14/14                                           20,000         24,900
Federal Republic of Brazil 12.50% due 01/05/16                               BRL        250,000        116,104
Province of Quebec 7.50% due 09/15/29                                                    24,000         29,831
Republic of Argentina 4.89% due 08/03/12(9)                                             147,000        120,173
Republic of Turkey 9.00% due 06/30/11                                                    20,000         22,375
Republic of Turkey 11.88% due 01/15/30                                                   50,000         77,187
Republic of Venezuela 8.50% due 10/08/14                                                 10,000         11,200
Republic of Venezuela 9.25% due 09/15/27                                                 60,000         76,230
Russian Federation 5.00% due 03/31/30*(7)                                                12,000         13,125
Russian Federation 5.00% due 03/31/30(7)                                                 85,000         93,262
                                                                                                  ------------
                                                                                                       606,057
                                                                                                  ------------
INDUSTRIAL & COMMERCIAL -- 0.1%

AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                       81,296         82,322

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                        9,000          9,176

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.13% due 01/15/09                                            5,000          5,064
Tyco International Group SA 6.38% due 10/15/11                                           40,000         41,063
Tyco International Group SA 6.75% due 02/15/11                                           72,000         74,885
                                                                                                  ------------
                                                                                                       212,510
                                                                                                  ------------
INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                         20,000         16,725
                                                                                                  ------------
INFORMATION TECHNOLOGY -- 0.3%

TELECOMMUNICATIONS -- 0.3%
British Telecommunications PLC 8.63% due 12/15/30                                        10,000         12,793
France Telecom SA 7.75% due 03/01/11                                                    110,000        120,132
France Telecom SA 8.50% due 03/01/31                                                     50,000         62,456
Telecom Italia Capital SA 5.25% due 11/15/13                                             15,000         14,213
Telecom Italia Capital SA 6.38% due 11/15/33                                             21,000         19,788
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                              130,000        130,125
TELUS Corp. 7.50% due 06/01/07                                                           14,000         14,316
TELUS Corp. 8.00% due 06/01/11                                                           22,000         24,266
                                                                                                  ------------
                                                                                                       398,089
                                                                                                  ------------

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

MATERIALS -- 0.2%

FOREST PRODUCTS -- 0.1%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                      $      15,000   $      15,075
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13                                     125,000         118,120

METALS & MINERALS -- 0.1%
Inco, Ltd. 7.20% due 09/15/32                                                             82,000          84,967
Noranda, Inc. 8.38% due 02/15/11                                                          12,000          13,192
Teck Cominco, Ltd. 6.13% due 10/01/35                                                     10,000           9,409
                                                                                                   -------------
                                                                                                         240,763
                                                                                                   -------------
REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                          19,000          20,194
                                                                                                   -------------
TOTAL FOREIGN BONDS & NOTES (cost $2,814,487)                                                          2,849,028
                                                                                                   -------------

                                                                                       SHARES
----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.2%

FINANCE -- 0.2%

FINANCIAL SERVICES -- 0.2%
iShares MSCI Japan Index Fund (cost $281,738)                                             20,900         300,960
                                                                                                   -------------
RIGHTS -- 0.0%+

Republic of Argentina Expires 12/15/33(11)                                                65,342          64,198
Syngenta AG Expires 05/22/06                                                               4,659           5,861
                                                                                                   -------------
TOTAL RIGHTS (cost $60,391)                                                                               70,059
                                                                                                   -------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $125,751,759)                                            144,614,579
                                                                                                   -------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 3.6%

U.S. GOVERNMENT AGENCIES -- 3.6%
Federal National Mtg. Assoc. Disc. Notes 4.65% due
  04/03/06 (cost $5,498,579)                                                       $   5,500,000       5,498,579
                                                                                                   -------------

REPURCHASE AGREEMENTS -- 2.1%

Agreement with State Street Bank & Trust Co., bearing
  interest at 2.30%, dated 03/31/06, to be repurchased
  04/03/06 in the amount of $881,169 and collateralized
  by $950,000 of United States Treasury Bonds, bearing
  interest at 4.50%, due 02/15/36 and having an
  approximate value of $898,938                                                          881,000         881,000
State Street Bank & Trust Co. Joint Repurchase
  Agreement(6)                                                                         1,820,000       1,820,000
UBS Securities LLC Joint Repurchase Agreement(6)                                         625,000         625,000
                                                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (cost $3,326,000)                                                          3,326,000
                                                                                                   -------------
TOTAL INVESTMENTS --
  (cost $134,575,338)@                                                    98.9%                      153,439,158
Other assets less liabilities --                                           1.1                         1,658,721
                                                                        ------                     -------------
NET ASSETS --                                                            100.0%                    $ 155,097,879
                                                                        ======                     =============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $3,940,749 representing 2.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
@    See Note 3 for cost of investments on a tax basis.
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Bond in default
(3)  Fair valued security; see Note 2.
(4)  Illiquid security
(5)  Collateralized Mortgage Obligation
(6)  See Note 2 for details of Joint Repurchase Agreement
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8) Variable rate security--the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(9) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.
(10) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2006.
(11) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(12) Variable rate security--the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.
(13) Perpetual maturity date. The maturity date shown represents the call date.
(14) Company has filed for Chapter 11 bankruptcy protection.
(15) To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, this security may exhibit greater price volatility than securities for which secondary markets exists. As of March 31, 2006, the Multi-Managed Growth portfolio held the following restricted security:

                                                                                   MARKET      VALUE AS A
                          ACQUISITION    PRINCIPAL   ACQUISITION     MARKET        VALUE        % OF NET
NAME                          DATE        AMOUNT         COST        VALUE       PER SHARE       ASSETS
---------------------------------------------------------------------------------------------------------
ICO North America, Inc.     08/11/05     $  5,000     $    5,000    $  6,350     $  127.00        0.0%
                                                                    ========                      ===

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                  UNREALIZED
NUMBER OF                             EXPIRATION     VALUE AT    VALUE AS OF     APPRECIATION
CONTRACTS   DESCRIPTION                  DATE       TRADE DATE  MARCH 31, 2006  (DEPRECIATION)
----------------------------------------------------------------------------------------------
  6 Long    U.S. Treasury 2 YR Note    June 2006   $ 1,226,143   $  1,223,156      $  (2,987)
  2 Long    U.S. Treasury 5 YR Note    June 2006       209,194        208,875           (319)
  2 Long    U.S. Treasury 10 YR Note   June 2006       215,006        212,781         (2,225)
  1 Long    U.S. Treasury Long Bond    June 2006       110,284        109,156         (1,128)
                                                                                   ---------
                                                                                   $  (6,659)
                                                                                   =========

OPEN FOREIGN BOND FORWARD CONTRACTS

                                       DELIVERY    VALUE AT       VALUE AS OF     UNREALIZED
DESCRIPTION          PRINCIPAL AMOUNT    DATE     TRADE DATE    MARCH 31, 2006   APPRECIATION
---------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16   SEK(6,800,000)    04/24/06   $ (846,547)    $  (822,967)     $  23,580
                                                                                  =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                    IN                   DELIVERY         GROSS UNREALIZED
    TO DELIVER              EXCHANGE FOR                DATE             APPRECIATION
---------------------------------------------------------------------------------------
*AUD      900,000       USD         662,006           06/21/06              $ 18,526
*CLP   37,490,000       USD          72,200           06/21/06                   964
*COP   52,240,000       USD          23,177           06/21/06                   415
*NZD       90,000       USD          59,832           06/21/06                 4,738
*TRY       20,000       USD          14,954           06/21/06                   335
 TWD    1,200,000       USD          37,600           06/21/06                   333
 USD       32,315       ARS         100,000           06/21/06                    44
*USD       18,171       NOK         120,000           06/21/06                   235
 USD       75,466       KRW      73,420,000           06/21/06                   244
*USD       49,403       SGD          80,000           06/21/06                   265
*USD       23,321       ILS         110,000           06/21/06                   274
*USD       53,662       THB       2,100,000           06/21/06                   302
 USD       26,820       SKK         840,000           06/21/06                   422
*USD       93,722       SEK         730,000           06/21/06                   601
*USD      156,294       PHP       8,070,000           06/21/06                   773
*USD       71,760       CZK       1,700,000           06/21/06                 1,103
*USD      108,507       RUB       3,050,000           06/21/06                 1,557
*USD      101,718       IDR     960,000,000           06/21/06                 2,049
*USD      923,125       EUR         760,000           06/21/06                 2,485
                                                                            ---------
                                                                              35,665
                                                                            ---------

     CONTRACT                    IN                   DELIVERY         GROSS UNREALIZED
    TO DELIVER              EXCHANGE FOR                DATE             APPRECIATION
---------------------------------------------------------------------------------------
*BRL      200,000       USD          89,965           06/21/06             $    (645)
 CAD       40,000       USD          34,316           06/21/06                   (14)
 CHF       90,000       USD          69,266           06/21/06                  (368)
*CZK      700,000       USD          29,167           06/21/06                  (836)
*EUR      770,000       USD         925,870           06/21/06               (11,919)
*GBP      450,000       USD         781,850           06/21/06                  (794)
*HUF    1,975,000       USD           8,840           06/21/06                  (199)
*IDR  282,000,000       USD          29,597           06/21/06                  (885)
*ILS       40,000       USD           8,488           06/21/06                   (92)
 INR    1,600,000       USD          35,461           06/21/06                  (311)
*JPY  166,450,000       USD       1,429,873           06/21/06                  (224)
*NOK      480,000       USD          72,152           06/21/06                (1,472)
*PHP    3,370,000       USD          65,184           06/21/06                  (407)
*PLN      150,000       USD          45,730           06/21/06                  (721)
*RUB      500,000       USD          17,749           06/21/06                  (294)
*SEK      730,000       USD          92,662           06/21/06                (1,661)
*SGD       40,000       USD          24,702           06/21/06                  (132)
*THB    2,100,000       USD          53,064           06/21/06                  (899)
*USD      347,114       AUD         480,000           06/21/06                (3,924)
*USD      368,763       GBP         210,000           06/21/06                (3,528)
*USD      946,979       JPY     109,810,000           06/21/06                (3,520)
 USD       95,942       MXN       1,020,000           06/21/06                (2,778)
*USD       39,409       NZD          60,000           06/21/06                (2,680)
*USD       94,949       PLN         300,000           06/21/06                (2,047)
*USD       77,114       COP     174,750,000           06/21/06                  (973)
*USD       85,393       CLP      44,560,000           06/21/06                  (722)
*USD       18,536       HUF       3,950,000           06/21/06                  (457)

     CONTRACT                    IN                   DELIVERY         GROSS UNREALIZED
    TO DELIVER              EXCHANGE FOR                DATE             DEPRECIATION
---------------------------------------------------------------------------------------
*USD       73,203       TRY         100,000           06/21/06            $    (105)
*USD       88,395       BRL         195,000           06/21/06                  (51)
*USD      106,554       ZAR         660,000           06/21/06                  (36)
 USD       82,891       CNY         650,000           09/20/06                 (524)
*ZAR      660,000       USD         105,997           06/21/06                 (521)
                                                                          ----------
                                                                            (43,739)
Net Unrealized Appreciation (Depreciation)                                $  (8,074)
                                                                          ==========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Treasuries                                                  12.7%
Financial Services                                                          12.3
Drugs                                                                        6.8
Insurance                                                                    5.7
U.S. Government Agencies                                                     5.6
Banks                                                                        4.4
Energy Services                                                              3.9
Health Services                                                              3.6
Energy Sources                                                               3.5
Telecommunications                                                           3.0
Computer Software                                                            2.9
Retail                                                                       2.7
Repurchase Agreements                                                        2.6
Computers & Business Equipment                                               2.5
Food, Beverage & Tobacco                                                     2.1
Business Services                                                            2.0
Electric Utilities                                                           2.0
Leisure & Tourism                                                            1.9
Medical Products                                                             1.6
Broadcasting & Media                                                         1.5
Apparel & Textiles                                                           1.4
Automotive                                                                   1.4
Internet Content                                                             1.4
Aerospace & Military Technology                                              1.3
Real Estate Investment Trusts                                                1.1
Household & Personal Products                                                0.9
Computer Services                                                            0.8
Electronics                                                                  0.8
Machinery                                                                    0.7
Multi-Industry                                                               0.6
Chemicals                                                                    0.5
Electrical Equipment                                                         0.5
Foreign Government                                                           0.5
Metals & Minerals                                                            0.5
Entertainment Products                                                       0.4
Internet Software                                                            0.4
Real Estate Companies                                                        0.4
Transportation                                                               0.4
Forest Products                                                              0.3
Gas & Pipeline Utilities                                                     0.3
Communication Equipment                                                      0.2
Housing & Household Durables                                                 0.2
Appliances & Household Durables                                              0.1
Education                                                                    0.1
Municipal Bonds                                                              0.1
Plastic                                                                      0.1
Telephone                                                                    0.1
                                                                            ----
                                                                            98.8%
                                                                            ====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MULTI-MANAGED MODERATE
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                       VALUE
                                                                                       SHARES         (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 53.9%

CONSUMER DISCRETIONARY -- 5.0%

APPAREL & TEXTILES -- 1.3%
Coach, Inc.+                                                                              30,785   $   1,064,545
NIKE, Inc.                                                                                24,880       2,117,288
Quiksilver, Inc.+                                                                         49,700         688,842

AUTOMOTIVE -- 1.1%
Advanced Auto Parts, Inc.                                                                 48,485       2,018,916
Midas, Inc.+                                                                              45,900       1,003,833

RETAIL -- 2.6%
CVS Corp.                                                                                 13,000         388,310
Federated Department Stores, Inc.                                                          8,595         627,435
Guitar Center, Inc.+                                                                      21,000       1,001,700
Inergy LP                                                                                 45,700       1,222,475
J.C. Penney Co., Inc.                                                                     18,860       1,139,333
Lowe's Cos., Inc.                                                                         25,810       1,663,196
Pacific Sunwear of California+                                                            39,000         864,240
Wal-Mart Stores, Inc.                                                                     13,000         614,120
Walgreen Co.                                                                               3,100         133,703
                                                                                                   -------------
                                                                                                      14,547,936
                                                                                                   -------------

CONSUMER STAPLES -- 2.6%

FOOD, BEVERAGE & TOBACCO -- 1.7%
Campbell Soup Co.                                                                         13,900         450,360
Coca-Cola Co.                                                                              5,900         247,033
Diageo PLC Sponsored ADR                                                                   8,400         532,812
H.J. Heinz Co.                                                                             4,300         163,056
Kraft Foods, Inc.                                                                         18,100         548,611
Kroger Co.+                                                                               24,500         498,820
PepsiCo, Inc.                                                                             11,200         647,248
Tim Hortons, Inc.                                                                          4,345         115,360
Whole Foods Market, Inc.                                                                  25,600       1,700,864

HOUSEHOLD & PERSONAL PRODUCTS -- 0.9%
Clorox Co.                                                                                 3,700         221,445
Colgate-Palmolive Co.                                                                      9,400         536,740
Jarden Corp.+                                                                             12,000         394,200
Kimberly-Clark Corp.                                                                       3,300         190,740
Procter & Gamble Co.                                                                      18,900       1,089,018
Ultralife Batteries, Inc.+                                                                15,200         195,320
                                                                                                   -------------
                                                                                                       7,531,627
                                                                                                   -------------
ENERGY -- 6.4%

ENERGY SERVICES -- 3.6%
Baker Hughes, Inc.                                                                         5,700         389,880
Basic Energy Services, Inc.+                                                              16,600         494,680
Bill Barrett Corp.+                                                                       18,900         615,951

                                                                                                       VALUE
                                                                                       SHARES         (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)

BJ Services Co.                                                                           44,495   $   1,539,527
Hornbeck Offshore Services, Inc.+                                                         19,400         699,758
RPC, Inc.                                                                                 21,200         484,420
Schlumberger, Ltd.                                                                         5,100         645,507
Southern Co.                                                                               9,600         314,592
Suncor Energy, Inc.                                                                       36,780       2,832,795
Todco+                                                                                    21,700         855,197
Unit Corp.+                                                                               11,800         657,850
Valero Energy Corp.                                                                       16,520         987,566

ENERGY SOURCES -- 2.8%
Amerada Hess Corp.                                                                         5,695         810,968
Chevron Corp.                                                                              6,200         359,414
ConocoPhillips                                                                            12,720         803,268
EOG Resources, Inc.                                                                       11,305         813,960
Exxon Mobil Corp.                                                                         11,800         718,148
Global Industries, Ltd.+                                                                  41,200         596,988
International Coal Group, Inc.                                                            69,400         675,956
KCS Energy, Inc.+                                                                         24,800         644,800
Natural Resource Partners LP+                                                             19,100       1,008,098
Occidental Petroleum Corp.                                                                 9,010         834,777
Range Resources Corp.                                                                     24,000         655,440
XTO Energy, Inc.                                                                           4,900         213,493
                                                                                                   -------------
                                                                                                      18,653,033
                                                                                                   -------------
FINANCE -- 9.0%

BANKS -- 2.6%
Bank of America Corp.                                                                      7,300         332,442
Bank of New York Co., Inc.                                                                 7,200         259,488
Commerce Bancorp, Inc.                                                                    47,130       1,727,315
Franklin Bank Corp.+                                                                      61,700       1,186,491
Signature Bank+                                                                           15,300         498,627
SunTrust Banks, Inc.                                                                       1,100          80,036
Wachovia Corp.                                                                             4,100         229,805
Wells Fargo & Co.                                                                         48,835       3,119,091

FINANCIAL SERVICES -- 2.3%
American Express Co.                                                                      19,430       1,021,047
Ameriprise Financial, Inc.                                                                 3,405         153,429
CapitalSource, Inc.                                                                       30,230         752,122
Citigroup, Inc.                                                                            8,000         377,840
Clayton Holdings, Inc.                                                                    12,700         267,716
Goldman Sachs Group, Inc.                                                                 14,190       2,227,262
Heartland Payment Systems, Inc.+                                                          52,600       1,302,902
J.P. Morgan Chase & Co.                                                                    6,600         274,824
SLM Corp.                                                                                  6,850         355,789

INSURANCE -- 4.1%
Aetna, Inc.                                                                              145,650       7,157,241
AFLAC, Inc.                                                                                7,400         333,962
Berkshire Hathaway, Inc.+                                                                  1,135       3,418,620
CIGNA Corp.                                                                                1,900         248,178

                                                                                                       VALUE
                                                                                       SHARES         (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Hartford Financial Services Group, Inc.                                                    4,800   $     386,640
Marsh & McLennan Cos., Inc.                                                                5,500         161,480
XL Capital, Ltd., Class A                                                                  5,100         326,961
                                                                                                   -------------
                                                                                                      26,199,308
                                                                                                   -------------
HEALTHCARE -- 11.8%

DRUGS -- 6.7%
Abbott Laboratories                                                                        6,500         276,055
Amgen, Inc.+                                                                               4,000         291,000
Bristol-Myers Squibb Co.                                                                  12,600         310,086
Caremark Rx, Inc.+                                                                         3,800         186,884
CV Therapeutics, Inc.+                                                                    23,700         523,296
DepoMed, Inc.+                                                                            63,900         417,267
DUSA Pharmaceuticals, Inc.+                                                               61,700         435,602
Genentech, Inc.+                                                                          47,065       3,977,463
Genzyme Corp.+                                                                             6,300         423,486
Gilead Sciences, Inc.+                                                                    55,945       3,480,898
GlaxoSmithKline PLC                                                                        9,300         486,483
ImClone Systems, Inc.+                                                                     8,700         295,974
Invitrogen Corp.+                                                                         15,735       1,103,496
Kos Pharmaceuticals, Inc.+                                                                 1,000          47,770
MGI Pharma, Inc.+                                                                         36,600         640,500
Novartis AG ADR                                                                           14,000         776,160
NPS Pharmaceuticals, Inc.+                                                                40,100         342,454
Pfizer, Inc.                                                                              18,700         466,004
Roche Holdings AG                                                                          5,262         783,457
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                        69,705       2,870,452
United Therapeutics Corp.+                                                                10,800         715,824
Wyeth                                                                                     16,600         805,432

HEALTH SERVICES -- 3.5%
Allion Healthcare, Inc.+                                                                  24,900         337,644
Allscripts Heathcare Solutions, Inc.+                                                     21,100         386,341
Dialysis Corp. of America                                                                 33,400         443,218
Healthcare Services Group, Inc.                                                           18,500         395,160
Kindred Healthcare, Inc.+                                                                 19,500         490,425
LifePoint Hospitals, Inc.+                                                                26,800         833,480
Medco Health Solutions, Inc.+                                                              8,400         480,648
Orchid Cellmark, Inc.+                                                                    68,300         392,042
Symbion, Inc.+                                                                            42,500         962,625
United Surgical Partners International, Inc.+                                             17,450         617,905
UnitedHealth Group, Inc.                                                                  83,105       4,642,245
Wellpoint, Inc.+                                                                           4,400         340,692

MEDICAL PRODUCTS -- 1.6%
Alcon, Inc.+                                                                               7,355         766,832
Baxter International, Inc.                                                                 7,300         283,313
Caliper Life Sciences, Inc.+                                                              47,000         300,800
ev3, Inc.+                                                                                22,000         389,620
Johnson & Johnson                                                                          9,600         568,512
Kyphon, Inc.+                                                                             18,300         680,760
MedImmune, Inc.+                                                                           5,400         197,532

                                                                                                       VALUE
                                                                                       SHARES         (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
Medtronic, Inc.                                                                           10,900   $     553,175
St. Jude Medical, Inc.+                                                                    8,200         336,200
Zimmer Holdings, Inc.+                                                                     6,900         466,440
                                                                                                   -------------
                                                                                                      34,521,652
                                                                                                   -------------
INDUSTRIAL & COMMERCIAL -- 4.8%

AEROSPACE & MILITARY TECHNOLOGY -- 1.1%
Boeing Co.                                                                                 1,300         101,309
DRS Technologies, Inc.                                                                    12,000         658,440
Esterline Technologies Corp.+                                                             19,500         833,625
General Dynamics Corp.                                                                     7,400         473,452
Lockheed Martin Corp.                                                                      5,500         413,215
Northrop Grumman Corp.                                                                     2,800         191,212
Raytheon Co.                                                                               7,100         325,464
TransDigm Group, Inc.+                                                                    13,800         355,350

BUSINESS SERVICES -- 1.8%
Alliance Data Systems Corp.+                                                              26,700       1,248,759
AMIS Holdings, Inc.+                                                                      39,700         359,682
Automatic Data Processing, Inc.                                                           11,100         507,048
Cogent, Inc.+                                                                             27,200         498,848
Fluor Corp.                                                                                2,800         240,240
Monsanto Co.                                                                               8,200         694,950
PeopleSupport, Inc.+                                                                      73,500         720,300
Rollins, Inc.                                                                             43,900         888,536

ELECTRICAL EQUIPMENT -- 0.5%
Ametek, Inc.                                                                              21,800         980,128
Emerson Electric Co.                                                                       7,100         593,773

MACHINERY -- 0.7%
Astec Industries, Inc.+                                                                   11,200         402,080
Blount International, Inc.+                                                               43,500         700,785
Caterpillar, Inc.                                                                          3,100         222,611
Deere & Co.                                                                                1,400         110,670
Matthews International Corp.                                                               8,400         321,384
Parker-Hannifin Corp.                                                                      4,900         394,989

MULTI-INDUSTRY -- 0.5%
General Electric Co.                                                                      33,700       1,172,086
Honeywell International, Inc.                                                              4,700         201,019

TRANSPORTATION -- 0.2%
Union Pacific Corp.                                                                        3,000         280,050
United Parcel Service, Inc.                                                                2,200         174,636
                                                                                                   -------------
                                                                                                      14,064,641
                                                                                                   -------------
INFORMATION & ENTERTAINMENT -- 1.8%

BROADCASTING & MEDIA -- 0.1%
Comcast Corp.+                                                                            12,800         334,336

ENTERTAINMENT PRODUCTS -- 0.3%
Applied Films Corp.+                                                                      30,200         586,786
Walt Disney Co.                                                                           11,500         320,735

                                                                                                       VALUE
                                                                                       SHARES         (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 1.4%
Boyd Gaming Corp.                                                                         18,500   $     923,890
Denny's Corp.+                                                                           148,500         706,860
Gaylord Entertainment Co.+                                                                15,100         685,238
Harrah's Entertainment, Inc.                                                              10,980         856,001
Regal Entertainment Group, Class A                                                        42,000         790,020
                                                                                                   -------------
                                                                                                       5,203,866
                                                                                                   -------------
INFORMATION TECHNOLOGY -- 10.7%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                            12,600         637,686

COMPUTER SERVICES -- 0.7%
Bottomline Technologies, Inc.+                                                            43,200         593,136
Sun Microsystems, Inc.+                                                                  311,440       1,597,687

COMPUTER SOFTWARE -- 2.9%
Activision, Inc.+                                                                          2,600          35,854
CA, Inc.*                                                                                 43,685       1,188,669
Electronic Arts, Inc.+                                                                    73,490       4,021,373
Lawson Software, Inc.+                                                                   143,300       1,099,111
Microsoft Corp.                                                                           28,900         786,369
Oracle Corp.+                                                                              9,200         125,948
Parametric Technology Corp.                                                               61,600       1,005,928
THQ, Inc.+                                                                                 8,200         212,298

COMPUTERS & BUSINESS EQUIPMENT -- 2.5%
Apple Computer, Inc.+                                                                     97,110       6,090,739
Dell, Inc.+                                                                                3,100          92,256
Hewlett-Packard Co.                                                                        8,000         263,200
Intergraph Corp.+                                                                         12,500         520,750
International Business Machines Corp.                                                      2,900         239,163

ELECTRONICS -- 0.8%
Advanced Micro Devices, Inc.+                                                              4,800         159,168
Entegris, Inc.+                                                                           77,300         822,472
FLIR Systems, Inc.+                                                                       20,300         576,723
Intel Corp.                                                                               10,900         210,915
ON Semiconductor Corp.+                                                                   63,000         457,380
Texas Instruments, Inc.                                                                    6,800         220,796

INTERNET CONTENT -- 1.4%
eBay, Inc.+                                                                               79,225       3,094,528
Yahoo!, Inc.+                                                                             34,180       1,102,647

INTERNET SOFTWARE -- 0.4%
Aladdin Knowledge Systems                                                                 12,900         289,605
Openwave Systems, Inc.+                                                                   34,100         735,878

TELECOMMUNICATIONS -- 1.8%
ADTRAN, Inc.                                                                              13,900         363,902
Alaska Communications Systems Group, Inc.                                                 30,500         369,965
Arris Group, Inc.+                                                                        48,600         668,736
BellSouth Corp.                                                                            7,600         263,340
Comtech Telecommunications Corp.+                                                         25,000         729,250

                                                                                                       VALUE
                                                                                       SHARES         (NOTE 2)
----------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Corning, Inc.+                                                                            19,200   $     516,672
Motorola, Inc.                                                                            19,900         455,909
NTELOS Holdings Corp.                                                                     31,800         445,518
SafeNet, Inc.+                                                                            34,900         924,152
Sprint Corp.                                                                               7,100         183,464
Verizon Communications, Inc.                                                               7,400         252,044
                                                                                                   -------------
                                                                                                      31,353,231
                                                                                                   -------------
MATERIALS -- 0.7%

CHEMICALS -- 0.4%
Potash Corp. of Saskatchewan, Inc.                                                         1,400         123,326
Praxair, Inc.                                                                              5,600         308,840
Syngenta AG+                                                                               6,139         862,704

METALS & MINERALS -- 0.3%
Barrick Gold Corp.                                                                         8,100         220,644
Newmont Mining Corp.                                                                      10,600         550,034
                                                                                                   -------------
                                                                                                       2,065,548
                                                                                                   -------------
UTILITIES -- 1.1%

ELECTRIC UTILITIES -- 1.0%
AES Corp.+                                                                                94,310       1,608,929
Dominion Resources, Inc.                                                                     300          20,709
DPL, Inc.                                                                                 22,100         596,700
PG&E Corp.                                                                                 9,800         381,220
Progress Energy, Inc.                                                                      5,600         246,288

TELEPHONE -- 0.1%
AT&T, Inc.                                                                                15,900         429,936
                                                                                                   -------------
                                                                                                       3,283,782
                                                                                                   -------------
TOTAL COMMON STOCK (cost $133,832,084)                                                               157,424,624
                                                                                                   -------------
PREFERRED STOCK -- 0.0%

FINANCE -- 0.0%

FINANCIAL SERVICES -- 0.0%
General Electric Capital Corp. 4.50%(10)                                                   2,000          45,600

INSURANCE -- 0.0%
Endurance Specialty Holdings, Ltd. 7.75%                                                   1,500          36,330
                                                                                                   -------------
                                                                                                          81,930
                                                                                                   -------------
U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.07%(9)                                              432          23,544
                                                                                                   -------------
TOTAL PREFERRED STOCK (cost $110,976)                                                                    105,474
                                                                                                   -------------

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.6%

FINANCE -- 6.4%

BANKS -- 0.0%
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.27%
  due 10/10/45*(3)(5)(12)                                                          $     110,000   $     107,077

FINANCIAL SERVICES -- 6.4%
Aesop Funding II LLC, Series 2003-3A A3 3.72% due 07/20/09*                              330,000         319,599
Aesop Funding II LLC, Series 2005-1A 1A 3.95% due 04/20/08*                              550,000         535,668
Argent Securities, Inc., Series 2006-W2 A2B 5.01% due 03/25/36(9)                         80,000          79,999
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(5)                      75,000          76,533
Banc America Commercial Mtg. Inc., Series 2005-6 D 5.35% due 09/10/47(5)(12)              45,000          43,135
Banc America Commercial Mtg. Inc., Series 2005-6 F 5.35% due 09/10/47(5)(12)              85,000          81,002
Banc America Commercial Mtg. Inc., Series 2005-6 A4 5.35% due 09/10/47(5)(12)             80,000          77,934
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(5)(12)       210,956         206,523
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.46% due 02/25/35(5)(12)       801,987         780,611
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(5)                                                                        760,000         721,204
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 F 5.63%
  due 12/11/40(5)(12)                                                                     80,000          78,317
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                      485,000         476,225
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11               430,000         415,304
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10             485,000         476,668
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                   485,000         462,724
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                   300,000         292,031
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40%
  due 07/15/44(5)(12)                                                                    225,000         220,556
Commerical Mtg. Pass-Through, Series 2004-LB2A A3 4.22% due 03/10/39*(5)                 338,000         321,922
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)           63,223          63,837
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 5.03%
  due 11/15/20*(5)(9)                                                                    115,000         115,142
DaimlerChrysler Auto Trust, Series 2004-B A3 3.18% due 09/08/08                          122,863         121,577
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80%
  due 08/10/42(5)                                                                        760,000         744,355
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)                    500,000         493,227
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.62% due 04/25/35(5)(12)                       524,108         522,329
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                    645,000         626,741
Hertz Vehicle Financing LLC, Series 2004-1A A3 2.85% due 05/25/09*                       450,000         430,333
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                          145,000         141,641
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                          161,842         161,311
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37                                                                           450,000         432,620
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(5)                    210,000         216,758
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(5)                      725,000         696,782
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54% due 12/10/29(5)               95,073          96,454
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(12)         309,440         302,564
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.49% due 02/25/35(5)(12)          688,242         668,484
Merrill Lynch Mtg. Investors, Inc., Series 2006-RM1W A2D 5.51%
  due 02/25/37(3)(12)                                                                     80,000          78,751
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(5)                       216,774         220,949
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)                     1,010,000         958,829
Morgan Stanley Capital I, Series G 5.38% due 11/14/42(5)(12)                              50,000          47,647
Mortgage It Trust, Series 2005-4 A1 5.10% due 10/25/35(5)(9)                             659,835         660,159
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                 485,000         469,464
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                        210,000         219,365

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PP&L Transition Bond Co. LLC, Series 1999-1 A7 7.05% due 06/25/09                  $     173,679   $     175,907
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                      450,000         437,419
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/15/33              200,000         193,754
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                               485,000         471,785
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56%
  due 01/25/35(5)(12)                                                                    737,968         718,370
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55%
  due 03/25/35(5)(12)                                                                    614,685         598,695
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53%
  due 04/25/35(5)(12)                                                                    572,028         558,089
West Penn Funding LLC, Series 1999-A A4 6.98% due 12/26/08+                              525,000         537,442
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                           472,949         464,069
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                           208,519         207,921
World Omni Auto Receivables Trust, Series 2003-B A4 2.87% due 11/15/10                   185,000         180,769
                                                                                                   -------------
                                                                                                      18,806,571
                                                                                                   -------------
REAL ESTATE -- 0.2%

REAL ESTATE INVESTMENT TRUSTS -- 0.2%
IMPAC CMB Trust, Series 2005-4 1A1A 5.09% due 05/25/35(5)(9)                             574,866         575,345
                                                                                                   -------------
TOTAL ASSET-BACKED SECURITIES (cost $19,879,493)                                                      19,381,916
                                                                                                   -------------

BONDS & NOTES -- 30.2%

CONSUMER DISCRETIONARY -- 0.8%

APPAREL & TEXTILES -- 0.1%
Mohawk Industries, Inc. 6.13% due 01/15/16                                               350,000         346,544

APPLIANCES & HOUSEHOLD DURABLES -- 0.1%
D.R. Horton, Inc. 5.38% due 06/15/12                                                      35,000          33,261
D.R. Horton, Inc. 5.63% due 09/15/14                                                     215,000         202,087
D.R. Horton, Inc. 6.88% due 05/01/13                                                     160,000         162,968

AUTOMOTIVE -- 0.3%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                       10,000           7,800
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                      130,000         125,971
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11                                      150,000         149,327
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                       15,000          15,850
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                      380,000         444,555
Dura Operating Corp. 8.63% due 04/15/12                                                   13,000          10,692
Ford Motor Co. 6.63% due 10/01/28                                                         10,000           6,700
Ford Motor Co. 7.45% due 07/16/31                                                        120,000          89,100

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Centex Corp. 7.50% due 01/15/12                                                           20,000          21,316
Centex Corp. 7.88% due 02/01/11                                                          270,000         290,893
Pulte Homes, Inc. 7.88% due 08/01/11                                                     130,000         140,437
Pulte Homes, Inc. 8.13% due 03/01/11                                                     145,000         156,543

RETAIL -- 0.1%
Staples, Inc. 7.38% due 10/01/12                                                         125,000         136,400
Wendy's International, Inc. 7.00% due 12/15/25                                            90,000          87,189
                                                                                                   -------------
                                                                                                       2,427,633
                                                                                                   -------------

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Altria Group, Inc. 7.00% due 11/04/13                                              $     470,000   $     505,303
ConAgra Foods, Inc. 6.75% due 09/15/11                                                   190,000         197,467
Fosters Finance Corp. 6.88% due 06/15/11*                                                 15,000          15,752
Tyson Foods, Inc. 6.60% due 04/01/16                                                     175,000         172,850
                                                                                                   -------------
                                                                                                         891,372
                                                                                                   -------------
EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                                 130,000         155,660
                                                                                                   -------------
ENERGY -- 1.0%

ENERGY SERVICES -- 0.3%
Consolidated Natural Gas Co. 5.38% due 11/01/06                                           17,000          16,997
Enterprise Products Operating LP 6.88% due 03/01/33                                       20,000          20,432
Hanover Compressor Co. 9.00% due 06/01/14                                                 25,000          26,875
Hilcorp Energy I LP 10.50% due 09/01/10*                                                  15,000          16,519
Keyspan Corp. 4.90% due 05/16/08                                                          70,000          69,240
Motiva Enterprises LLC 5.20% due 09/15/12*                                               205,000         201,819
PacifiCorp. 6.38% due 05/15/08                                                           150,000         153,290
Petroleum Export Peloil 5.27% due 06/15/11*                                              221,185         218,447
Premcor Refining Group, Inc. 6.13% due 05/01/11                                          150,000         152,508
Premcor Refining Group, Inc. 6.75% due 02/01/11*                                          32,000          33,346
Seitel, Inc. 11.75% due 07/15/11                                                          10,000          11,375
Southern Energy, Inc. 7.90% due 07/15/09+(3)(4)                                           25,000               0

ENERGY SOURCES -- 0.7%
Amerada Hess Corp. 7.13% due 03/15/33                                                     17,000          18,549
Amerada Hess Corp. 7.88% due 10/01/29                                                    485,000         564,754
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                                              18,000          17,965
ConocoPhillips 7.00% due 03/30/29                                                         51,000          57,870
El Paso Production Holding Co. 7.75% due 06/01/13                                         40,000          41,450
Encore Acquisition Co. 6.00% due 07/15/15                                                  6,000           5,595
Encore Acquisition Co. 6.25% due 04/15/14                                                  4,000           3,830
NRG Energy, Inc. 7.25% due 02/01/14                                                       10,000          10,162
NRG Energy, Inc. 7.38% due 02/01/16                                                       35,000          35,744
Pemex Project Funding Master Trust 6.13% due 08/15/08                                    190,000         191,425
Pemex Project Funding Master Trust 6.63% due 06/15/35*                                 1,175,000       1,135,050
Sempra Energy 4.62% due 05/17/07                                                          29,000          28,742
Talisman Energy, Inc. 5.85% due 02/01/37                                                  15,000          14,101
                                                                                                   -------------
                                                                                                       3,046,085
                                                                                                   -------------
FINANCE -- 5.6%

BANKS -- 1.2%
ABN Amro Holding NV 6.52% due 11/08/12                                                    30,000          31,053
Banc One Corp. 8.00% due 04/29/27                                                         18,000          21,878
Bank of America Corp. 7.40% due 01/15/11                                                 430,000         464,755
BankBoston Capital Trust IV 5.46% due 06/08/28(9)                                         31,000          29,958
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.09% due
06/30/06(9)                                                                               23,000          20,326
Charter One Bank 6.38% due 05/15/12                                                       77,000          80,736
Compass Bank 5.90% due 04/01/26                                                          100,000          97,812
First Maryland Capital II 5.53% due 02/21/27(9)                                           28,000          27,429

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
HSBC Bank USA 5.63% due 08/15/35                                                   $      15,000   $      13,934
Independence Community Bank Corp. 3.50% due 06/20/13(9)                                   16,000          15,308
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                              25,000          25,385
MBNA America Bank NA 5.38% due 01/15/08                                                  420,000         420,674
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                  470,000         471,185
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(13)                                35,000          37,275
National Westminster Bank 7.75% due 10/16/07(8)                                           13,000          13,416
NCNB Corp. 9.38% due 09/15/09                                                             48,000          53,729
Popular North America, Inc. 4.70% due 06/30/09                                            23,000          22,400
U.S. Bancorp 7.50% due 06/01/26                                                          195,000         227,604
UOB Cayman, Ltd. 5.80% due 03/15/16                                                       30,000          29,367
US Bank NA 3.90% due 08/15/08                                                              4,000           3,883
Wachovia Bank NA 5.60% due 03/15/16                                                      320,000         316,870
Wachovia Capital Trust III 5.80% due 03/15/11                                            355,000         348,780
Wachovia Corp. 4.88% due 02/15/14                                                        270,000         256,209
Wachovia Corp. 5.35% due 03/15/11                                                         18,000          17,929
Washington Mutual Bank FA 5.50% due 01/15/13                                              33,000          32,616
Wells Fargo & Co. 6.38% due 08/01/11                                                     245,000         255,468
World Savings Bank FSB 4.13% due 12/15/09                                                 67,000          64,271

FINANCIAL SERVICES -- 3.1%
Ameriprise Financial, Inc. 5.35% due 11/15/10                                             21,000          20,788
Ameriprise Financial, Inc. 5.65% due 11/15/15                                            280,000         276,010
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                            89,000          85,803
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10                                         30,000          29,494
CIT Group, Inc. 6.00% due 04/01/36                                                       260,000         250,213
Citigroup, Inc. 5.00% due 09/15/14                                                     1,197,000       1,145,649
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12              52,000          55,120
Countrywide Home Loans, Inc. 4.13% due 09/15/09                                           20,000          19,117
Countrywide Home Loans, Inc. 5.50% due 08/01/06                                           54,000          54,073
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                                  580,000         554,960
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                                  390,000         407,289
Downey Financial Corp. 6.50% due 07/01/14                                                 30,000          29,910
Farmers Exchange Capital 7.05% due 07/15/28*                                             470,000         476,713
Ford Motor Credit Co. 5.70% due 01/15/10                                                 120,000         106,491
Ford Motor Credit Co. 5.80% due 01/12/09                                                  27,000          24,658
Ford Motor Credit Co. 7.00% due 10/01/13                                                  25,000          22,360
Ford Motor Credit Co. 7.38% due 10/28/09                                                 130,000         122,217
General Electric Capital Corp. 2.80% due 01/15/07                                         35,000          34,383
General Electric Capital Corp. 4.38% due 03/03/12                                         30,000          28,398
General Electric Capital Corp. 6.75% due 03/15/32                                         49,000          54,565
General Motors Acceptance Corp. 6.88% due 09/15/11                                        65,000          60,585
General Motors Acceptance Corp. 6.88% due 08/28/12                                       283,000         261,071
General Motors Acceptance Corp. 7.25% due 03/02/11                                        10,000           9,476
General Motors Acceptance Corp. 7.75% due 01/19/10                                        40,000          39,000
General Motors Acceptance Corp. 8.00% due 11/01/31                                        15,000          14,177
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                             300,000         314,519
Household Finance Corp. 6.38% due 10/15/11                                               675,000         700,388
HSBC Finance Corp. 6.75% due 05/15/11                                                    370,000         389,526
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                             1,185,000       1,139,021
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                               170,000         178,707
Jefferies Group, Inc. 6.25% due 01/15/36                                                  35,000          32,848
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10                                         30,000          28,913

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lehman Brothers Holdings, Inc. 5.50% due 04/04/16                                  $      48,000   $      47,057
Merrill Lynch & Co., Inc. 6.00% due 02/17/09                                             400,000         407,138
Morgan Stanley 4.75% due 04/01/14                                                        870,000         811,704
Morgan Stanley 6.75% due 04/15/11                                                        210,000         221,056
Overseas Private Investment Corp. 6.99% due 01/15/09                                     105,554         108,567
PNC Funding Corp. 5.13% due 12/14/10                                                      30,000          29,628
PNC Funding Corp. 5.75% due 08/01/06                                                      32,000          32,050
Pricoa Global Funding I 4.63% due 06/25/12*                                               15,000          14,245
Residential Capital Corp. 6.38% due 06/30/10*                                             59,000          59,438
Residential Capital Corp. 6.88% due 06/30/15*                                             24,000          25,020
SB Treasury Co. LLC 9.40% due 06/30/08*(8)                                               350,000         376,585
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                               46,000          44,429
Transamerica Finance Corp. 6.40% due 09/15/08                                             14,000          14,295
Xlliac Global Funding 4.80% due 08/10/10*                                                 25,000          24,233

INSURANCE -- 1.3%
ACE Capital Trust II 9.70% due 04/01/30                                                  290,000         386,163
ACE INA Holdings, Inc. 5.88% due 06/15/14                                                 50,000          50,093
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                100,000         101,072
Aegon NV 5.02% due 04/15/06(8)                                                            33,000          29,040
Allstate Corp. 5.95% due 04/01/36                                                         72,000          70,132
Allstate Corp. 7.20% due 12/01/09                                                         33,000          34,875
Allstate Financing II 7.83% due 12/01/45                                                  44,000          46,197
Ambac Financial Group, Inc. 5.95% due 12/05/35                                            15,000          14,473
Americo Life, Inc. 7.88% due 05/01/13*                                                    19,000          19,151
Chubb Corp. 6.00% due 11/15/11                                                            21,000          21,415
Equitable Cos., Inc. 7.00% due 04/01/28                                                  110,000         121,898
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                        75,000          72,139
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                    255,000         282,213
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                270,000         299,427
Genworth Financial, Inc. 4.75% due 06/15/09                                               30,000          29,439
ING Groep NV 5.78% due 12/08/15(8)                                                        18,000          17,509
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                   40,000          48,001
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                         220,000         225,764
Markel Corp. 7.35% due 08/15/34                                                            8,000           8,250
Metropolitan Life Global Funding 4.63% due 08/19/10*                                      15,000          14,507
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                    33,000          32,130
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                    12,000          12,187
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13+                                          21,000          19,997
Ohio Casualty Corp. 7.30% due 06/15/14                                                    28,000          29,185
Protective Life Secured Trust 4.00% due 04/01/11                                         270,000         252,307
ReliaStar Financial Corp. 8.00% due 10/30/06                                             170,000         172,416
Selective Insurance Group, Inc. 6.70% due 11/01/35                                        15,000          14,440
St Paul Travelers Cos., Inc. 5.50% due 12/01/15                                           30,000          29,346
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                          200,000         199,685
Torchmark Corp. 6.25% due 12/15/06                                                       130,000         130,396
Travelers Property Casualty Corp. 3.75% due 03/15/08                                      80,000          77,873
Travelers Property Casualty Corp. 6.38% due 03/15/33                                     240,000         243,246
Unitrin, Inc. 4.88% due 11/01/10                                                         195,000         187,998
W.R. Berkley Capital Trust 8.20% due 12/15/45                                            270,000         274,158
W.R. Berkley Corp. 5.60% due 05/15/15                                                    210,000         202,586
XL Capital, Ltd. 5.25% due 09/15/14                                                      125,000         118,300
                                                                                                   -------------
                                                                                                      16,470,145
                                                                                                   -------------

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE -- 0.2%

DRUGS -- 0.1%
Genentech, Inc. 5.25% due 07/15/35*                                                $      70,000   $      62,970
Merck & Co., Inc. 2.50% due 03/30/07                                                      22,000          21,404
Teva Pharmaceutical Finance LLC 6.15% due 02/01/36                                        18,000          16,966
Wyeth 6.95% due 03/15/11                                                                  17,000          18,024

HEALTH SERVICES -- 0.1%
HCA, Inc. 6.95% due 05/01/12                                                              30,000          30,290
Humana, Inc. 7.25% due 08/01/06                                                          310,000         311,297
Psychiatric Solutions, Inc. 7.75% due 07/15/15                                            20,000          20,350
Universal Hospital Services, Inc. 10.13% due 11/01/11                                     15,000          15,562

MEDICAL PRODUCTS -- 0.0%
Boston Scientific Corp. 6.25% due 11/15/35                                                33,000          33,718
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+                                      15,000               0
                                                                                                   -------------
                                                                                                         530,581
                                                                                                   -------------
INDUSTRIAL & COMMERCIAL -- 0.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                        130,000         134,865
Raytheon Co. 4.85% due 01/15/11                                                           30,000          29,149
Raytheon Co. 6.75% due 08/15/07                                                           42,000          42,657

BUSINESS SERVICES -- 0.2%
Affinity Group, Inc. 9.00% due 02/15/12                                                   10,000          10,050
Aramark Services, Inc. 7.00% due 05/01/07                                                 37,000          37,464
Dole Food, Inc. 8.88% due 03/15/11                                                         5,000           4,950
Dun & Bradstreet Corp. 5.50% due 03/15/11                                                 15,000          14,910
First Data Corp. 3.38% due 08/01/08                                                       18,000          17,202
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                400,000         395,643
Monitronics International, Inc. 11.75% due 09/01/10                                       15,000          15,038
Pactiv Corp. 7.95% due 12/15/25                                                           55,000          60,518
Pitney Bowes, Inc. 4.75% due 01/15/16                                                     26,000          24,203
Rent-Way, Inc. 11.88% due 06/15/10                                                        16,000          16,720
Service Corp. International 6.75% due 04/01/16                                            15,000          14,850

MULTI-INDUSTRY -- 0.0%
Honeywell International, Inc. 5.40% due 03/15/16                                          15,000          14,807
Stanley Works Capital Trust I 5.90% due 04/03/06                                          20,000          18,473

TRANSPORTATION -- 0.2%
BNSF Funding Trust I 6.61% due 01/15/26                                                  250,000         245,055
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                     31,000          35,943
Canadian National Railway Co. 6.38% due 10/15/11                                          30,000          31,329
CNF, Inc. 6.70% due 05/01/34                                                              25,000          24,533
Erac USA Finance Co. 7.95% due 12/15/09                                                   23,000          24,771
FedEx Corp., 6.72% due 01/15/22                                                          119,828         126,844
Norfolk Southern Corp. 5.59% due 05/17/25                                                 27,000          25,741
Ryder Systems, Inc. 5.00% due 06/15/12                                                    29,000          27,451
                                                                                                   -------------
                                                                                                       1,393,166
                                                                                                   -------------
INFORMATION & ENTERTAINMENT -- 2.0%

BROADCASTING & MEDIA -- 1.4%
AOL Time Warner, Inc. 7.63% due 04/15/31                                                 330,000         359,483
Chancellor Media Corp. 8.00% due 11/01/08                                                257,000         269,783
Charter Communications Holdings LLC 11.13% due 01/15/11                                   25,000          13,250

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Clear Channel Communications, Inc. 5.00% due 03/15/12                              $      90,000   $      83,335
Clear Channel Communications, Inc. 7.65% due 09/15/10                                    270,000         283,648
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                     35,000          41,600
Comcast Corp. 5.65% due 06/15/35                                                         200,000         174,311
Comcast Corp. 5.90% due 03/15/16                                                          75,000          73,552
Comcast Corp. 6.45% due 03/15/37                                                          21,000          20,206
Comcast Corp. 6.50% due 11/15/35                                                         200,000         194,059
Cox Communications, Inc. 5.45% due 12/15/14                                              380,000         360,295
Cox Communications, Inc. 7.13% due 10/01/12                                               30,000          31,472
Cox Communications, Inc. 7.63% due 06/15/25                                               16,000          17,062
Cox Communications, Inc. 7.75% due 11/01/10                                              230,000         245,967
Knight-Ridder, Inc. 6.88% due 03/15/29                                                    15,000          14,057
Liberty Media Corp. 7.75% due 07/15/09                                                   230,000         241,458
Liberty Media Corp. 7.88% due 07/15/09                                                    20,000          21,045
News America, Inc. 6.20% due 12/15/34                                                    200,000         187,303
News America, Inc. 7.30% due 04/30/28                                                     15,000          15,591
Nexstar Finance, Inc. 7.00% due 01/15/14                                                  10,000           9,450
Omnicom Group, Inc. 5.90% due 04/15/16                                                    15,000          14,767
Paxson Communications Corp. 10.78% due 04/15/06(7)                                        50,000          49,500
Time Warner Co., Inc. 7.25% due 10/15/17                                                  14,000          14,981
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                     302,000         341,450
Turner Broadcasting, Inc. 8.38% due 07/01/13                                             120,000         134,189
Univision Communications, Inc. 3.50% due 10/15/07                                         15,000          14,517
Univision Communications, Inc. 3.88% due 10/15/08                                        120,000         114,612
USA Interactive 7.00% due 01/15/13                                                       265,000         271,436
Viacom, Inc. 6.63% due 05/15/11                                                           29,000          29,935
Viacom, Inc. 7.88% due 07/30/30                                                          370,000         402,927
Young Broadcasting, Inc. 10.00% due 03/01/11                                              25,000          23,062

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co. 5.38% due 06/01/07                                                       380,000         380,081

LEISURE & TOURISM -- 0.5%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                      45,000          44,212
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                    51,504          49,038
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                          70,730          63,657
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                          18,283          18,969
Brunswick Corp. 5.00% due 06/01/11                                                        24,000          22,854
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                  300,000         299,836
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19                   58,850          59,290
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11                    2,195           1,896
Delta Air Lines, Inc. 8.30% due 12/15/29(2)(14)                                           15,000           4,013
Delta Air Lines, Inc. 10.00% due 08/15/08(2)(14)                                          15,000           3,825
GTECH Holdings Corp. 4.50% due 12/01/09                                                  245,000         237,599
GTECH Holdings Corp. 4.75% due 10/15/10                                                   90,000          87,536
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                          140,000         138,583
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                          65,000          62,281
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                          305,000         330,972
Hilton Hotels Corp. 7.20% due 12/15/09                                                    14,000          14,546
MGM Mirage, Inc. 5.88% due 02/27/14                                                       35,000          32,987
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                        10,000           9,863
Royal Caribbean Cruises, Ltd. 6.88% due 12/01/13                                          18,000          18,507
                                                                                                   -------------
                                                                                                       5,948,848
                                                                                                   -------------

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY -- 0.9%

COMPUTER SERVICES -- 0.1%
Activant Solutions, Inc. 10.53% due 04/01/10(9)                                    $       5,000   $       5,100
Electronic Data Systems Corp. 7.45% due 10/15/29                                         205,000         217,526

COMPUTER SOFTWARE -- 0.0%
Computer Sciences Corp. 3.50% due 04/15/08                                                15,000          14,445
Oracle Corp. 5.00% due 01/15/11*                                                          32,000          31,254

ELECTRONICS -- 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18                                                 27,000          27,498

TELECOMMUNICATIONS -- 0.8%
America Movil SA de CV 6.38% due 03/01/35                                                 16,000          15,044
American Cellular Corp. 10.00% due 08/01/11                                               40,000          43,400
AT&T Broadband Corp. 8.38% due 03/15/13                                                  380,000         427,367
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                          680,000         745,324
Corning, Inc. 6.20% due 03/15/16                                                          18,000          17,999
Dobson Communications Corp. 8.85% due 04/15/06                                            15,000          14,887
GTE Corp. 6.94% due 04/15/28                                                              24,000          24,102
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)                                       5,000           6,350
LCI International, Inc. 7.25% due 06/15/07                                                65,000          65,650
New England Telephone & Telegraph Co. 7.88% due 11/15/29                                  15,000          15,871
SBC Communications, Inc. 5.30% due 11/15/10                                              260,000         256,583
Sprint Capital Corp. 6.13% due 11/15/08                                                  105,000         106,862
Sprint Capital Corp. 6.88% due 11/15/28                                                  162,000         167,141
Sprint Capital Corp. 7.63% due 01/30/11                                                  230,000         248,744
Sprint Capital Corp. 8.38% due 03/15/12                                                  230,000         259,877
Verizon New England, Inc. 6.50% due 09/15/11                                              15,000          15,228
Verizon New York, Inc. 6.88% due 04/01/12                                                 12,000          12,326
                                                                                                   -------------
                                                                                                       2,738,578
                                                                                                   -------------
MATERIALS -- 0.4%

CHEMICALS -- 0.1%
BCI US Finance Corp. 10.10% due 07/15/10*(9)                                              25,000          25,500
Cytec Industries, Inc. 4.60% due 07/01/13                                                175,000         156,328
Cytec Industries, Inc. 5.50% due 10/01/10                                                125,000         122,236
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                         4,000           3,810
ICI Wilmington, Inc. 7.05% due 09/15/07                                                   36,000          36,621
Lubrizol Corp. 4.63% due 10/01/09                                                         15,000          14,533
Sociedad Quimica y Minera de Chile SA 6.13% due 04/15/16*(3)                              30,000          29,986

FOREST PRODUCTS -- 0.1%
AEP Industries, Inc. 7.88% due 03/15/13                                                   12,000          12,060
Consumers International, Inc. 10.25% due 04/01/05+(3)(4)                                  25,000               0
Neenah Paper, Inc. 7.38% due 11/15/14                                                     10,000           9,400
Pliant Corp. 11.13% due 09/01/09(2)(14)                                                   19,000          19,998
Temple-Inland, Inc. 6.63% due 01/15/18                                                   300,000         306,241

METALS & MINERALS -- 0.1%
Barrick Gold Finance, Inc. 7.50% due 05/01/07                                             22,000          22,483
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                            10,000           9,625
Inco, Ltd. 7.75% due 05/15/12                                                            140,000         151,837
Newmont Mining Corp. 8.63% due 05/15/11                                                   15,000          16,931
Phelps Dodge Corp. 6.13% due 03/15/34                                                     17,000          15,873

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                               $     195,000   $     193,790
Sealed Air Corp. 5.63% due 07/15/13*                                                      30,000          29,157
                                                                                                   -------------
                                                                                                       1,176,409
                                                                                                   -------------
MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due 07/01/08           100,000         102,212
Southern California Public Power Authority Project, Series B 6.93% due 05/15/17          100,000         112,562
                                                                                                   -------------
                                                                                                         214,774
                                                                                                   -------------
REAL ESTATE -- 1.3%

REAL ESTATE COMPANIES -- 0.4%
AMB Property LP 5.45% due 12/01/10                                                       320,000         316,730
EOP Operating LP 6.75% due 02/15/12                                                      190,000         198,040
EOP Operating LP 7.00% due 07/15/11                                                       30,000          31,565
ERP Operating LP 5.38% due 08/01/16                                                       17,000          16,425
Liberty Property LP 7.25% due 03/15/11                                                   145,000         154,167
Liberty Property LP 8.50% due 08/01/10                                                   135,000         148,850
Mack-Cali Realty LP 5.80% due 01/15/16                                                    15,000          14,647
Regency Centers LP 4.95% due 04/15/14                                                    110,000         103,314
Susa Partnership LP 6.95% due 07/01/06                                                    70,000          70,266

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
Avalon Bay Communities, Inc. 7.50% due 12/15/10                                          310,000         333,755
Brandywine Operating Partnership LP 5.75% due 04/01/12                                   210,000         208,528
Brandywine Operating Partnership LP 6.00% due 04/01/16                                    17,000          16,824
Commercial Net Lease Realty 6.15% due 12/15/15                                            15,000          14,794
Developers Diversified Realty Corp. 5.00% due 05/03/10                                   415,000         403,663
Duke Realty LP 5.50% due 03/01/16                                                         15,000          14,554
Federal Realty Investment Trust 5.65% due 06/01/16                                        80,000          78,321
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                               15,000          14,383
Kimco Realty Corp. 5.58% due 11/23/15                                                    290,000         284,623
Reckson Operating Partnership LP 6.00% due 03/31/16                                      245,000         243,035
Regency Centers LP 5.25% due 08/01/15*                                                   130,000         123,816
Regency Centers LP 7.75% due 04/01/09                                                     80,000          85,824
Simon Property Group LP 4.60% due 06/15/10                                               150,000         144,642
Simon Property Group LP 5.10% due 06/15/15                                               145,000         137,154
Simon Property Group LP 5.38% due 06/01/11                                               240,000         236,479
Spieker Properties LP 7.65% due 12/15/10                                                 210,000         227,767
Vornado Realty LP 4.75% due 12/01/10                                                      15,000          14,355
                                                                                                   -------------
                                                                                                       3,636,521
                                                                                                   -------------
U.S. GOVERNMENT AGENCIES -- 3.0%

U.S. GOVERNMENT AGENCIES -- 3.0%
Federal Home Loan Bank 4.50% due 09/08/08                                                 60,000          59,249
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)                                       189,690         177,061
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)                                        86,689          82,673
Federal Home Loan Mtg. Corp. 3.63% due 02/15/07                                          115,000         113,536
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                           54,000          51,906
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                          105,000         103,696

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                    $     168,732   $     161,178
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31                                           79,350          77,829
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                          381,444         363,603
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                           34,875          33,243
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                          146,309         139,243
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35                                          298,327         283,918
Federal Home Loan Mtg. Corp. 5.00% due 04/01/36                                          150,000         142,719
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)                                        66,819          66,252
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                          108,184         105,788
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                          383,263         374,319
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                          136,659         136,873
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                           16,490          16,836
Federal Home Loan Mtg. Corp. 6.50% due 09/15/23                                           40,000          41,254
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                           15,879          16,265
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                                           80,008          81,558
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                           37,000          39,509
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                           33,813          34,824
Federal Home Loan Mtg. Corp. 7.50% due 08/01/23                                            1,071           1,121
Federal Home Loan Mtg. Corp. 7.50% due 08/01/25                                            2,962           3,100
Federal Home Loan Mtg. Corp. 7.75% due 03/15/22(5)                                         5,039           5,032
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                              346             367
Federal National Mtg. Assoc. 3.88% due 02/01/08                                          105,000         102,807
Federal National Mtg. Assoc. 4.50% due 02/01/20                                          178,598         170,714
Federal National Mtg. Assoc. 4.56% due 01/01/15                                          730,171         690,872
Federal National Mtg. Assoc. 4.75% due 12/15/10                                           21,000          20,642
Federal National Mtg. Assoc. 4.85% due 04/30/06                                          647,004         623,990
Federal National Mtg. Assoc. 5.00% due 03/01/18                                          166,918         163,063
Federal National Mtg. Assoc. 5.00% due 06/01/19                                           78,014          76,126
Federal National Mtg. Assoc. 5.00% due 03/01/20                                           85,421          83,354
Federal National Mtg. Assoc. 5.00% due 03/01/34                                          317,375         302,683
Federal National Mtg. Assoc. 5.25% due 08/01/12                                           35,000          34,645
Federal National Mtg. Assoc. 5.50% due 04/01/06                                           79,912          79,894
Federal National Mtg. Assoc. 5.50% due 03/01/18                                           82,732          82,291
Federal National Mtg. Assoc. 5.50% due 07/01/19                                          101,596         101,014
Federal National Mtg. Assoc. 5.50% due 06/01/20                                           37,520          37,304
Federal National Mtg. Assoc. 5.50% due 12/01/33                                          241,772         236,469
Federal National Mtg. Assoc. 5.50% due 06/01/34                                           71,450          69,847
Federal National Mtg. Assoc. 5.50% due 12/01/35                                          159,998         156,223
Federal National Mtg. Assoc. 5.93% due 10/01/11                                          579,598         590,298
Federal National Mtg. Assoc. 6.00% due 06/01/17                                           50,201          50,899
Federal National Mtg. Assoc. 6.00% due 12/01/33                                          129,485         129,555
Federal National Mtg. Assoc. 6.00% due 05/01/34                                           98,534          98,575
Federal National Mtg. Assoc. 6.00% due 08/01/34                                          109,236         109,317
Federal National Mtg. Assoc. 6.00% due 10/01/34                                           81,343          81,377
Federal National Mtg. Assoc. 6.00% due 06/01/35                                          123,371         123,414
Federal National Mtg. Assoc. 6.06% due 09/01/11                                          218,895         223,348
Federal National Mtg. Assoc. 6.27% due 11/01/07                                           49,228          49,523
Federal National Mtg. Assoc. 6.34% due 01/01/08                                           16,800          16,936
Federal National Mtg. Assoc. 6.36% due 07/01/08                                           95,849          96,891
Federal National Mtg. Assoc. 6.43% due 01/01/08                                           17,867          18,034
Federal National Mtg. Assoc. 6.50% due 08/01/16                                          400,291         409,867
Federal National Mtg. Assoc. 6.50% due 09/01/32                                          132,819         135,795

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc. 6.50% due 04/01/34                                    $      71,782   $      73,242
Federal National Mtg. Assoc. 6.59% due 08/01/11                                          285,906         297,987
Federal National Mtg. Assoc. 6.80% due 01/01/07                                          110,938         111,056
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)                                           398             398
Government National Mtg. Assoc. 6.00% due 11/15/28                                       215,961         218,875
Government National Mtg. Assoc. 7.00% due 04/27/06                                        69,898          72,875
Government National Mtg. Assoc. 7.50% due 01/15/32                                        25,096          26,329
Government National Mtg. Assoc. 8.00% due 02/15/31                                         3,387           3,623
Government National Mtg. Assoc. 8.50% due 11/15/17                                         4,321           4,623
Government National Mtg. Assoc. 9.00% due 11/15/21                                         1,173           1,267
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(5)                   6,137           6,381
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35(5)                  38,431          40,245
Tennessee Valley Authority 4.65% due 06/15/35                                             34,000          30,446
                                                                                                   -------------
                                                                                                       8,766,066
                                                                                                   -------------
U.S. GOVERNMENT OBLIGATIONS -- 12.7%

U.S. TREASURIES -- 12.7%
United States Treasury Bond Strip zero coupon due 05/15/15                             4,200,000       2,686,971
United States Treasury Bonds 5.38% due 02/15/31                                          284,000         298,954
United States Treasury Bonds 6.25% due 08/15/23                                        2,599,000       2,947,632
United States Treasury Bonds 6.38% due 08/15/27                                        1,200,000       1,403,063
United States Treasury Bonds 6.63% due 02/15/27                                          400,000         479,688
United States Treasury Bonds 6.88% due 08/15/25                                          465,000         567,627
United States Treasury Bonds 7.13% due 02/15/23                                          700,000         860,891
United States Treasury Bonds 7.50% due 11/15/24                                          250,000         322,402
United States Treasury Bonds 7.88% due 02/15/21                                          625,000         806,836
United States Treasury Bonds 11.25% due 02/15/15                                       1,350,000       1,960,137
United States Treasury Notes 2.25% due 02/15/07                                            2,000           1,956
United States Treasury Notes 2.50% due 10/31/06                                            9,000           8,880
United States Treasury Notes 2.63% due 05/15/08                                        1,215,000       1,161,654
United States Treasury Notes 2.63% due 03/15/09                                        4,425,000       4,160,535
United States Treasury Notes 2.75% due 06/30/06                                          708,000         703,506
United States Treasury Notes 3.13% due 09/15/08                                        2,700,000       2,594,743
United States Treasury Notes 3.25% due 08/15/07                                        1,000,000         978,750
United States Treasury Notes 3.25% due 08/15/08                                        4,400,000       4,246,000
United States Treasury Notes 3.63% due 04/30/07                                          500,000         493,516
United States Treasury Notes 3.63% due 07/15/09                                        1,050,000       1,012,019
United States Treasury Notes 3.63% due 01/15/10                                           28,000          26,843
United States Treasury Notes 3.88% due 05/15/10                                        2,782,000       2,681,200
United States Treasury Notes 4.00% due 02/15/14                                        2,100,000       1,980,071
United States Treasury Notes 4.00% due 02/15/15                                        1,250,000       1,171,435
United States Treasury Notes 4.25% due 10/15/10                                           30,000          29,299
United States Treasury Notes 4.25% due 08/15/14                                           63,000          60,300
United States Treasury Notes 4.25% due 08/15/15                                           43,000          40,963
United States Treasury Notes 4.50% due 02/15/09                                          450,000         446,098
United States Treasury Notes 4.50% due 11/15/10                                           15,000          14,798
United States Treasury Notes 4.50% due 02/28/11                                            3,000           2,956
United States Treasury Notes 4.50% due 11/15/15                                           96,000          93,158
United States Treasury Notes 4.50% due 02/15/16                                           20,000          19,452
United States Treasury Notes 4.63% due 05/15/06                                           45,000          44,993
United States Treasury Notes 4.63% due 02/29/08                                          124,000         123,501

                                                                                     PRINCIPAL        VALUE
                                                                                       AMOUNT        (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS (CONTINUED)

U.S. TREASURIES (CONTINUED)
United States Treasury Notes 4.88% due 02/15/12                                    $      10,000   $      10,016
United States Treasury Notes 5.00% due 08/15/11                                            8,000           8,070
United States Treasury Notes 5.63% due 05/15/08                                        2,150,000       2,183,677
United States Treasury Notes 6.50% due 10/15/06(1)                                       200,000         201,664
United States Treasury Notes 6.88% due 05/15/06                                          300,000         300,727
                                                                                                   -------------
                                                                                                      37,134,981
                                                                                                   -------------
UTILITIES -- 1.3%

ELECTRIC UTILITIES -- 1.0%
AEP Texas North Co. 5.50% due 03/01/13                                                   110,000         108,003
AES Corp. 7.75% due 03/01/14                                                              25,000          26,250
American Electric Power Co., Inc. 6.13% due 05/15/06                                      52,000          52,043
American Electric Power, Inc. 4.71% due 06/17/07                                          18,000          17,826
Arizona Public Service Co. 5.80% due 06/30/14                                            260,000         256,102
Calpine Corp. 8.75% due 07/15/13*(2)(14)                                                  80,000          73,400
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23                                20,000          18,936
Centerpoint Energy, Inc. 5.88% due 06/01/08                                               30,000          30,153
Cleco Power LLC 6.50% due 12/01/35                                                        15,000          14,620
Commonwealth Edison Co. 5.90% due 03/15/36                                                22,000          20,956
Consumers Energy Co. 4.25% due 04/15/08*                                                  30,000          29,258
Dominion Resources, Inc. 5.69% due 05/15/08                                               33,000          33,059
Duke Energy Corp. 4.20% due 10/01/08                                                      30,000          29,107
Duquesne Light Holdings, Inc. 6.25% due 08/15/35                                           9,000           8,371
Enersis SA 7.40% due 12/01/16                                                             50,000          52,621
Entergy Louisiana, Inc. 5.83% due 11/01/10                                                45,000          44,450
Exelon Generation Co. LLC 5.35% due 01/15/14                                             310,000         300,922
Florida Power & Light Co. 5.95% due 10/01/33                                              16,000          15,910
Indiantown Cogeneration LP 9.26% due 12/15/10                                             11,150          11,734
Midamerican Energy Holdings Co. 6.13% due 04/01/36                                       520,000         509,032
NSTAR 8.00% due 02/15/10                                                                 130,000         140,985
Pepco Holdings, Inc. 5.50% due 08/15/07                                                  260,000         260,028
PSE&G Power LLC 3.75% due 04/01/09                                                       110,000         104,368
PSE&G Power LLC 6.88% due 04/15/06                                                       140,000         140,049
PSE&G Power LLC 7.75% due 04/15/11                                                        15,000          16,296
PSI Energy, Inc. 6.12% due 10/15/35                                                       15,000          14,558
PSI Energy, Inc. 7.85% due 10/15/07                                                       44,000          45,464
Public Service Electric & Gas Co. 5.00% due 08/15/14                                      18,000          17,272
Puget Sound Energy, Inc. 5.20% due 10/01/15                                               43,000          41,122
Reliant Energy Resources Corp. 7.75% due 02/15/11                                         30,000          32,489
Reliant Energy, Inc. 9.50% due 07/15/13                                                   25,000          25,031
Southern California Edison Co. 5.63% due 02/01/36                                         18,000          16,849
Texas-New Mexico Power Co. 6.25% due 01/15/09                                            100,000         101,333
TXU Corp. 4.80% due 11/15/09                                                             200,000         192,142

GAS & PIPELINE UTILITIES -- 0.3%
Energen Corp. 7.63% due 12/15/10                                                         200,000         211,601
Kinder Morgan Finance Co. 5.70% due 01/05/16                                              18,000          17,536
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                       525,000         503,856
NGC Corp. Capital Trust 8.32% due 06/01/27                                                25,000          22,000
Southern California Gas Co. 5.75% due 11/15/35                                            15,000          14,579

                                                                                     PRINCIPAL        VALUE
                                                                                      AMOUNT**       (NOTE 2)
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                    $      28,000   $      27,813
GTE Northwest, Inc. 5.55% due 10/15/08                                                    15,000          14,904
Verizon New York, Inc. 7.38% due 04/01/32                                                 57,000          57,814
                                                                                                   -------------
                                                                                                       3,670,842
                                                                                                   -------------
TOTAL BONDS & NOTES (cost $89,437,792)                                                                88,201,661
                                                                                                   -------------

FOREIGN BONDS & NOTES -- 2.7%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                       15,000          15,825

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                                 20,000          18,350
                                                                                                   -------------
                                                                                                          34,175
                                                                                                   -------------
CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                       110,000         126,500
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                      210,000         253,575
Diageo Capital PLC 4.38% due 05/03/10                                                     28,000          26,880
                                                                                                   -------------
                                                                                                         406,955
                                                                                                   -------------
ENERGY -- 0.0%

ENERGY SOURCES -- 0.0%
Nexen, Inc. 5.88% due 03/10/35                                                            32,000          29,829
PTT Public Co., Ltd. 5.88% due 08/03/35*                                                  20,000          18,100
                                                                                                   -------------
                                                                                                          47,929
                                                                                                   -------------
FINANCE -- 1.2%

BANKS -- 0.5%
HBOS Capital Funding LP 6.85% due 03/29/49(13)                                            38,000          38,095
National Australia Bank, Ltd. 8.60% due 05/19/10                                         300,000         333,681
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                  330,000         362,976
Resona Bank, Ltd. 5.85% due 04/15/14*(8)                                                 380,000         368,725
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                      120,000         124,165
Scotland International Finance BV 7.70% due 08/15/10*                                    300,000         326,464

FINANCIAL SERVICES -- 0.4%
Aiful Corp. 4.45% due 02/16/10*                                                          270,000         257,203
Elan Finance PLC 7.75% due 11/15/11*                                                      15,000          14,213
Fosters Financial Corp. 5.88% due 06/15/35*                                               15,000          13,648
Nell AF SARL 8.38% due 08/15/15*                                                          45,000          44,662
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                 605,000         641,128

INSURANCE -- 0.3%
AXA SA 8.60% due 12/15/30                                                    EUR         390,000         498,495
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                       25,000          22,000
VTB Capital SA 6.25% due 06/30/35*                                                       200,000         198,750
XL Capital Finance PLC 6.50% due 01/15/12                                                120,000         123,539
                                                                                                   -------------
                                                                                                       3,367,744
                                                                                                   -------------

                                                                                     PRINCIPAL        VALUE
                                                                                      AMOUNT**       (NOTE 2)
----------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FOREIGN GOVERNMENT BONDS -- 0.5%

FOREIGN GOVERNMENT -- 0.5%
Federal Republic of Brazil 5.49% due 07/05/06                                BRL   $     710,000   $     329,737
Federal Republic of Brazil 8.00% due 01/15/18                                             20,000          21,670
Federal Republic of Brazil 10.50% due 07/14/14                                            30,000          37,350
Province of Quebec 7.50% due 09/15/29                                                     34,000          42,260
Republic of Argentina 4.89% due 08/03/12(9)                                              435,000         355,613
Republic of Turkey 9.00% due 06/30/11                                                     30,000          33,562
Republic of Turkey 11.88% due 01/15/30                                                   100,000         154,375
Republic of Venezuela 8.50% due 10/08/14                                                  15,000          16,800
Republic of Venezuela 9.25% due 09/15/27                                                 120,000         152,460
Russian Federation 5.00% due 03/31/30*(7)                                                 18,000          19,687
Russian Federation 5.00% due 03/31/30(7)                                                 130,000         142,636
                                                                                                   -------------
                                                                                                       1,306,150
                                                                                                   -------------
INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                       218,682         221,440

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                        13,000          13,255

MULTI-INDUSTRY -- 0.1%
Tyco International Group SA 6.13% due 01/15/09                                            15,000          15,191
Tyco International Group SA 6.38% due 10/15/11                                           120,000         123,190
Tyco International Group SA 6.75% due 02/15/11                                           203,000         211,135
                                                                                                   -------------
                                                                                                         584,211
                                                                                                   -------------
INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                          39,000          32,614
                                                                                                   -------------
INFORMATION TECHNOLOGY -- 0.4%

TELECOMMUNICATIONS -- 0.4%
British Telecommunications PLC 8.63% due 12/15/30                                         15,000          19,189
France Telecom SA 7.75% due 03/01/11                                                     380,000         415,002
France Telecom SA 8.50% due 03/01/31                                                     160,000         199,858
Telecom Italia Capital SA 5.25% due 11/15/13                                              25,000          23,688
Telecom Italia Capital SA 6.38% due 11/15/33                                              35,000          32,980
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                               350,000         350,337
TELUS Corp. 7.50% due 06/01/07                                                            22,000          22,497
TELUS Corp. 8.00% due 06/01/11                                                            33,000          36,399
                                                                                                   -------------
                                                                                                       1,099,950
                                                                                                   -------------
MATERIALS -- 0.3%

FOREST PRODUCTS -- 0.2%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                             15,000          15,075
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13                                     420,000         396,882

METALS & MINERALS -- 0.1%
Inco, Ltd. 7.20% due 09/15/32                                                            258,000         267,336
Noranda, Inc. 8.38% due 02/15/11                                                          18,000          19,789
Teck Cominco, Ltd. 6.13% due 10/01/35                                                     15,000          14,113
                                                                                                   -------------
                                                                                                         713,195
                                                                                                   -------------

                                                                                     PRINCIPAL        VALUE
                                                                                      AMOUNT**       (NOTE 2)
----------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                   $      30,000   $      31,885
                                                                                                   -------------
TOTAL FOREIGN BONDS & NOTES (cost $7,508,202)                                                          7,624,808
                                                                                                   -------------

                                                                                      SHARES
----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.2%

FINANCE -- 0.2%

FINANCIAL SERVICES -- 0.2%
iShares MSCI Japan Index Fund (cost $477,047)                                             35,400         509,760
                                                                                                   -------------
RIGHTS -- 0.0%+

Republic of Argentina Expires 12/15/33(11)                                                98,012          96,297
Syngenta AG Expires 05/22/06                                                               6,139           7,723
                                                                                                   -------------
TOTAL RIGHTS (cost $89,725)                                                                              104,020
                                                                                                   -------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $251,335,319)                                            273,352,263
                                                                                                   -------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
----------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.6%

U.S. GOVERNMENT AGENCIES -- 2.6%

Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06
  (cost $7,698,011)                                                                $   7,700,000       7,698,011
                                                                                                   -------------
REPURCHASE AGREEMENTS -- 2.6%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $1,536,294 and collateralized by $1,660,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/15/36 and having an approximate value
  of $1,570,775                                                                        1,536,000       1,536,000
State Street Bank & Trust Co. Joint Repurchase Agreement(6)                            4,362,000       4,362,000
UBS Securities LLC Joint Repurchase Agreement(6)                                       1,630,000       1,630,000
                                                                                                   -------------
TOTAL REPURCHASE AGREEMENTS (cost $7,528,000)                                                          7,528,000
                                                                                                   -------------
TOTAL INVESTMENTS --
  (cost $266,561,330)@                                                       98.8%                   288,578,274
Other assets less liabilities --                                              1.2                      3,649,561
                                                                            -----                  -------------
NET ASSETS --                                                               100.0%                 $ 292,227,835
                                                                            =====                  =============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $10,124,008 representing 3.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
@    See Note 3 for cost of investments on a tax basis.
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Bond in default
(3)  Fair valued security; see Note 2.
(4)  Illiquid security

(5)  Collateralized Mortgage Obligation
(6)  See Note 2 for details of Joint Repurchase Agreement
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8) Variable rate security--the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(9) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.
(10) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2006.
(11) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(12) Variable rate security--the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.
(13) Perpetual maturity date. The maturity date shown represents the call date.
(14) Company has filed for Chapter 11 bankputcy protection.
(15) To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, this security may exhibit greater price volatility than securities for which secondary markets exists. As of March 31, 2006, the Multi-Managed Moderate Growth portfolio held the following restricted security:

                                                                                   MARKET      VALUE AS A
                          ACQUISITION    PRINCIPAL   ACQUISITION     MARKET        VALUE        % OF NET
NAME                          DATE        AMOUNT         COST        VALUE       PER SHARE       ASSETS
---------------------------------------------------------------------------------------------------------
ICO North America, Inc.     08/11/05     $  5,000     $    5,000    $  6,350     $  127.00        0.0%
                                                                    ========                      ===

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                  UNREALIZED
NUMBER OF                             EXPIRATION     VALUE AT    VALUE AS OF     APPRECIATION
CONTRACTS   DESCRIPTION                  DATE       TRADE DATE  MARCH 31, 2006  (DEPRECIATION)
----------------------------------------------------------------------------------------------
  20 Long   U.S. Treasury 2YR Note     June 2006   $  4,086,099   $ 4,077,188     $  (8,911)
  15 Long   U.S. Treasury 5YR Note     June 2006      1,568,014     1,566,562        (1,452)
   5 Long   U.S. Treasury Long Bond    June 2006        551,406       545,781        (5,625)
                                                                                  ---------
                                                                                  $ (15,988)
                                                                                  =========

OPEN FOREIGN BOND FORWARD CONTRACTS

                                       DELIVERY    VALUE AT       VALUE AS OF     UNREALIZED
DESCRIPTION          PRINCIPAL AMOUNT    DATE     TRADE DATE    MARCH 31, 2006   APPRECIATION
---------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16    SEK(23,100,000)  04/24/06  $ (2,875,770)   $ (2,795,668)     $  80,102
                                                                                   =========

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                    IN                   DELIVERY         GROSS UNREALIZED
    TO DELIVER              EXCHANGE FOR                DATE             APPRECIATION
---------------------------------------------------------------------------------------
*AUD    3,010,000       USD       2,214,267           06/21/06             $  62,186
*CLP  123,410,000       USD         237,670           06/21/06                 3,173
*COP  174,140,000       USD          77,258           06/21/06                 1,384
*NZD      270,000       USD         179,495           06/21/06                14,215
*TRY       80,000       USD          59,818           06/21/06                 1,339
 TWD    4,000,000       USD         125,333           06/21/06                 1,109
 USD      116,335       ARS         360,000           06/21/06                   157
 USD      247,412       KRW     240,710,000           06/21/06                   808

     CONTRACT                    IN                   DELIVERY         GROSS UNREALIZED
    TO DELIVER              EXCHANGE FOR                DATE             APPRECIATION
---------------------------------------------------------------------------------------
*USD       63,598       NOK         420,000           06/21/06             $     823
*USD      175,999       SGD         285,000           06/21/06                   945
*USD       82,683       ILS         390,000           06/21/06                   970
*USD      187,069       THB       7,320,000           06/21/06                 1,034
 USD       91,315       SKK       2,860,000           06/21/06                 1,437
*USD      317,163       SEK       2,470,000           06/21/06                 1,985
*USD      513,635       PHP      26,520,000           06/21/06                 2,525
*USD      253,271       CZK       6,000,000           06/21/06                 3,892
*USD      369,271       RUB      10,380,000           06/21/06                 5,308
*USD    3,062,552       EUR       2,520,000           06/21/06                 6,576
*USD      344,788       IDR   3,254,000,000           06/21/06                 6,938
                                                                           ---------
                                                                             116,804
                                                                           ---------

     CONTRACT                    IN                   DELIVERY         GROSS UNREALIZED
    TO DELIVER              EXCHANGE FOR                DATE             DEPRECIATION
---------------------------------------------------------------------------------------
*BRL      720,000       USD         323,920           06/21/06             $  (2,275)
 CAD      140,000       USD         120,107           06/21/06                   (48)
 CHF      330,000       USD         254,050           06/21/06                (1,273)
*CZK    2,200,000       USD          91,667           06/21/06                (2,627)
*EUR    2,550,000       USD       3,067,249           06/21/06               (38,416)
*GBP    1,510,000       USD       2,623,414           06/21/06                (2,793)
*HUF    6,720,000       USD          30,078           06/21/06                  (678)
*IDR  960,000,000       USD         100,756           06/21/06                (3,011)
*ILS      140,000       USD          29,707           06/21/06                  (322)
 INR    5,500,000       USD         121,897           06/21/06                (1,070)
*JPY  564,070,000       USD       4,845,616           06/21/06                  (731)
 MXN    3,410,000       USD         320,749           06/21/06                (9,287)
*NOK    1,640,000       USD         246,519           06/21/06                (5,031)
*PHP   10,620,000       USD         205,416           06/21/06                (1,282)
*PLN      510,000       USD         155,486           06/21/06                (2,448)
*RUB    1,700,000       USD          60,348           06/21/06                  (999)
*SEK    2,470,000       USD         313,539           06/21/06                (5,610)
*SGD      150,000       USD          92,633           06/21/06                  (496)
*THB    7,320,000       USD         184,965           06/21/06                (3,139)
*USD    1,186,382       AUD       1,640,000           06/21/06               (13,819)
*USD    3,207,597       JPY     371,940,000           06/21/06               (11,982)
*USD    1,229,185       GBP         700,000           06/21/06               (11,738)
*USD      118,022       NZD         180,000           06/21/06                (7,835)
*USD      319,661       PLN       1,010,000           06/21/06                (6,890)
*USD      260,431       COP     590,190,000           06/21/06                (3,278)
*USD      286,954       CLP     149,770,000           06/21/06                (2,370)
*USD       63,069       HUF      13,440,000           06/21/06                (1,556)
*USD      234,316       TRY         320,000           06/21/06                  (403)
*USD      376,274       ZAR       2,330,000           06/21/06                  (231)
*USD      308,250       BRL         680,000           06/21/06                  (177)
 USD      276,729       CNY       2,170,000           09/20/06                (1,748)
*ZAR    2,330,000       USD         374,410           06/21/06                (1,633)
                                                                           ---------
                                                                            (145,196)
Net Unrealized Appreciation (Depreciation)                                 $ (28,392)
                                                                           =========

---------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED INCOME/EQUITY
PORTFOLIO                                    PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Treasuries                                                  18.3%
Financial Services                                                          17.6
U.S. Government Agencies                                                     8.1
Insurance                                                                    5.6
Drugs                                                                        4.5
Banks                                                                        4.4
Telecommunications                                                           2.6
Broadcasting & Media                                                         2.5
Energy Sources                                                               2.5
Food, Beverage & Tobacco                                                     2.4
Electric Utilities                                                           2.3
Energy Services                                                              2.3
Repurchase Agreements                                                        2.1
Real Estate Investment Trusts                                                1.7
Computer Software                                                            1.6
Computers & Business Equipment                                               1.6
Health Services                                                              1.6
Retail                                                                       1.4
Medical Products                                                             1.2
Leisure & Tourism                                                            1.1
Apparel & Textiles                                                           1.0
Automotive                                                                   1.0
Foreign Government                                                           1.0
Internet Content                                                             1.0
Business Services                                                            0.9
Aerospace & Military Technology                                              0.8
Household & Personal Products                                                0.8
Chemicals                                                                    0.7
Metals & Minerals                                                            0.6
Real Estate Companies                                                        0.6
Transportation                                                               0.6
Computer Services                                                            0.5
Machinery                                                                    0.5
Multi-Industry                                                               0.5
Forest Products                                                              0.4
Gas & Pipeline Utilities                                                     0.4
Communication Equipment                                                      0.3
Entertainment Products                                                       0.3
Housing & Household Durables                                                 0.3
Telephone                                                                    0.3
Appliances & Household Durables                                              0.2
Electrical Equipment                                                         0.2
Electronics                                                                  0.2
Education                                                                    0.1
Municipal Bonds                                                              0.1
Plastic                                                                      0.1
                                                                           -----
                                                                            98.8%
                                                                           =====

CREDIT QUALITY+#

Government - Treasury                                                       28.8%
Government - Agency                                                          9.2
AAA                                                                         12.9
AA                                                                           1.3
A                                                                           16.8
BBB                                                                         22.6
BB                                                                           2.5
B                                                                            1.2
CCC                                                                          0.3
Below C                                                                      0.1
Not Rated@                                                                   4.3
                                                                           -----
                                                                           100.0%
                                                                           =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME/EQUITY PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 30.1%

CONSUMER DISCRETIONARY -- 2.6%

APPAREL & TEXTILES -- 0.8%
Coach, Inc.+                                                                               16,600   $      574,028
NIKE, Inc.                                                                                 15,610        1,328,411

AUTOMOTIVE -- 0.5%
Advanced Auto Parts, Inc.                                                                  26,502        1,103,543

RETAIL -- 1.3%
CVS Corp.                                                                                  11,900          355,453
Federated Department Stores, Inc.                                                           4,650          339,450
J.C. Penney Co., Inc.                                                                      10,300          622,223
Lowe's Cos., Inc.                                                                          18,775        1,209,861
Wal-Mart Stores, Inc.                                                                      12,000          566,880
Walgreen Co.                                                                                2,900          125,077
                                                                                                    --------------
                                                                                                         6,224,926
                                                                                                    --------------

CONSUMER STAPLES -- 2.4%

FOOD, BEVERAGE & TOBACCO -- 1.6%
Campbell Soup Co.                                                                          12,900          417,960
Coca-Cola Co.                                                                               5,400          226,098
Diageo PLC Sponsored ADR                                                                    7,700          488,411
H.J. Heinz Co.                                                                              4,000          151,680
Kraft Foods, Inc.                                                                          16,800          509,208
Kroger Co.+                                                                                22,800          464,208
PepsiCo, Inc.                                                                              10,400          601,016
Tim Hortons, Inc.                                                                           2,335           61,994
Whole Foods Market, Inc.                                                                   13,820          918,201

HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
Clorox Co.                                                                                  3,400          203,490
Colgate-Palmolive Co.                                                                       8,800          502,480
Kimberly-Clark Corp.                                                                        3,100          179,180
Procter & Gamble Co.                                                                       17,500        1,008,350
                                                                                                    --------------
                                                                                                         5,732,276
                                                                                                    --------------

ENERGY -- 2.9%

ENERGY SERVICES -- 1.7%
Baker Hughes, Inc.                                                                          5,300          362,520
BJ Services Co.                                                                            22,370          774,002
Schlumberger, Ltd.                                                                          4,700          594,879
Southern Co.                                                                                8,900          291,653
Suncor Energy, Inc.                                                                        18,795        1,447,591
Valero Energy Corp.                                                                         9,735          581,958

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 1.2%
Amerada Hess Corp.                                                                          3,080   $      438,592
Chevron Corp.                                                                               5,800          336,226
ConocoPhillips                                                                              7,915          499,832
EOG Resources, Inc.                                                                         6,115          440,280
Exxon Mobil Corp.                                                                          11,100          675,546
Occidental Petroleum Corp.                                                                  4,875          451,669
XTO Energy, Inc.                                                                            4,500          196,065
                                                                                                    --------------
                                                                                                         7,090,813
                                                                                                    --------------

FINANCE -- 5.5%

BANKS -- 1.4%
Bank of America Corp.                                                                       6,900          314,226
Bank of New York Co., Inc.                                                                  6,700          241,468
Commerce Bancorp, Inc.                                                                     25,420          931,643
SunTrust Banks, Inc.                                                                        1,100           80,036
Wachovia Corp.                                                                              3,800          212,990
Wells Fargo & Co.                                                                          26,055        1,664,133

FINANCIAL SERVICES -- 1.2%
American Express Co.                                                                       14,780          776,689
Ameriprise Financial, Inc.                                                                  2,518          113,461
Citigroup, Inc.                                                                             7,400          349,502
Goldman Sachs Group, Inc.                                                                   7,675        1,204,668
J.P. Morgan Chase & Co.                                                                     6,000          249,840
SLM Corp.                                                                                   3,455          179,453

INSURANCE -- 2.9%
Aetna, Inc.                                                                                80,750        3,968,055
AFLAC, Inc.                                                                                 7,000          315,910
Berkshire Hathaway, Inc.+                                                                     569        1,713,828
CIGNA Corp.                                                                                 1,800          235,116
Hartford Financial Services Group, Inc.                                                     4,500          362,475
Marsh & McLennan Cos., Inc.                                                                 5,200          152,672
XL Capital, Ltd.                                                                            4,700          301,317
                                                                                                    --------------
                                                                                                        13,367,482
                                                                                                    --------------

HEALTHCARE -- 6.9%

DRUGS -- 4.4%
Abbott Laboratories                                                                         6,000          254,820
Amgen, Inc.+                                                                                3,580          260,445
Bristol-Myers Squibb Co.                                                                   11,500          283,015
Caremark Rx, Inc.+                                                                          3,500          172,130
Genentech, Inc.+                                                                           25,520        2,156,695
Genzyme Corp.+                                                                              5,900          396,598
Gilead Sciences, Inc.+                                                                     32,785        2,039,883
GlaxoSmithKline PLC                                                                         8,700          455,097
ImClone Systems, Inc.+                                                                      8,000          272,160
Invitrogen Corp.+                                                                           7,732          542,245
Kos Pharmaceuticals, Inc.+                                                                  1,000           47,770
Novartis AG ADR                                                                            13,000          720,720
Pfizer, Inc.                                                                               17,200          428,624

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Roche Holdings AG                                                                           2,849   $      424,187
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                         37,350        1,538,073
Wyeth                                                                                      15,400          747,208

HEALTH SERVICES -- 1.4%
Medco Health Solutions, Inc.+                                                               7,700          440,594
UnitedHealth Group, Inc.                                                                   47,525        2,654,746
Wellpoint, Inc.+                                                                            4,100          317,463

MEDICAL PRODUCTS -- 1.1%
Alcon, Inc.                                                                                 3,955          412,348
Baxter International, Inc.                                                                  6,800          263,908
Johnson & Johnson                                                                           8,900          527,058
MedImmune, Inc.+                                                                            5,000          182,900
Medtronic, Inc.                                                                            10,000          507,500
St. Jude Medical, Inc.+                                                                     7,500          307,500
Zimmer Holdings, Inc.+                                                                      6,300          425,880
                                                                                                    --------------
                                                                                                        16,779,567
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 2.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.6%
Boeing Co.                                                                                  1,300          101,309
General Dynamics Corp.                                                                      6,900          441,462
Lockheed Martin Corp.                                                                       5,100          383,163
Northrop Grumman Corp.                                                                      2,500          170,725
Raytheon Co.                                                                                6,700          307,128

BUSINESS SERVICES -- 0.5%
Automatic Data Processing, Inc.                                                            10,200          465,936
Fluor Corp.                                                                                 2,500          214,500
Monsanto Co.                                                                                7,500          635,625

ELECTRICAL EQUIPMENT -- 0.2%
Emerson Electric Co.                                                                        6,700          560,321

MACHINERY -- 0.3%
Caterpillar, Inc.                                                                           2,800          201,068
Deere & Co.                                                                                 1,300          102,765
Parker-Hannifin Corp.                                                                       4,500          362,745

MULTI-INDUSTRY -- 0.5%
General Electric Co.                                                                       31,300        1,088,614
Honeywell International, Inc.                                                               4,300          183,911

TRANSPORTATION -- 0.2%
Union Pacific Corp.                                                                         2,800          261,380
United Parcel Service, Inc.                                                                 2,000          158,760
                                                                                                    --------------
                                                                                                         5,639,412
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 0.4%

BROADCASTING & MEDIA -- 0.1%
Comcast Corp.+                                                                             11,900          310,828

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                                                            10,800          301,212

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 0.2%
Harrah's Entertainment, Inc.                                                                5,905   $      460,354
                                                                                                    --------------
                                                                                                         1,072,394
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 5.6%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.                                                                             11,700          592,137

COMPUTER SERVICES -- 0.4%
Sun Microsystems, Inc.+                                                                   167,995          861,814

COMPUTER SOFTWARE -- 1.5%
Activision, Inc.+                                                                           2,400           33,096
CA, Inc.*                                                                                  23,490          639,163
Electronic Arts, Inc.+                                                                     40,185        2,198,923
Microsoft Corp.                                                                            26,900          731,949
Oracle Corp.+                                                                               8,700          119,103

COMPUTERS & BUSINESS EQUIPMENT -- 1.6%
Apple Computer, Inc.+                                                                      52,815        3,312,557
Dell, Inc.+                                                                                 2,800           83,328
Hewlett-Packard Co.                                                                         7,400          243,460
International Business Machines Corp.                                                       2,700          222,669

ELECTRONICS -- 0.2%
Advanced Micro Devices, Inc.+                                                               4,400          145,904
Intel Corp.                                                                                10,100          195,435
Texas Instruments, Inc.                                                                     6,200          201,314

INTERNET CONTENT -- 1.0%
eBay, Inc.+                                                                                44,400        1,734,264
Yahoo!, Inc.+                                                                              18,565          598,907

TELECOMMUNICATIONS -- 0.6%
BellSouth Corp.                                                                             7,100          246,015
Corning, Inc.+                                                                             17,800          478,998
Motorola, Inc.                                                                             18,400          421,544
Sprint Corp.                                                                                6,500          167,960
Verizon Communications, Inc.                                                                6,900          235,014
                                                                                                    --------------
                                                                                                        13,463,554
                                                                                                    --------------

MATERIALS -- 0.7%

CHEMICALS -- 0.4%
Potash Corp. of Saskatchewan, Inc.                                                          1,300          114,517
Praxair, Inc.                                                                               5,200          286,780
Syngenta AG+                                                                                3,324          467,117

METALS & MINERALS -- 0.3%
Barrick Gold Corp.                                                                          7,500          204,300
Newmont Mining Corp.                                                                        9,900          513,711
                                                                                                    --------------
                                                                                                         1,586,425
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.8%

ELECTRIC UTILITIES -- 0.6%
AES Corp.+                                                                                 51,305   $      875,263
Dominion Resources, Inc.                                                                      300           20,709
PG&E Corp.                                                                                  9,100          353,990
Progress Energy, Inc.                                                                       5,200          228,696

TELEPHONE -- 0.2%
AT&T, Inc.                                                                                 14,700          397,488
                                                                                                    --------------
                                                                                                         1,876,146
                                                                                                    --------------
TOTAL COMMON STOCK (cost $60,850,389)                                                                   72,832,995
                                                                                                    --------------

PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp. 4.50%(10)                                                    5,000          114,000

INSURANCE -- 0.0%
Endurance Specialty Holdings, Ltd. 7.75%                                                    4,000           96,880
                                                                                                    --------------
                                                                                                           210,880
                                                                                                    --------------

U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.07%(9)                                             1,000           54,500
                                                                                                    --------------
TOTAL PREFERRED STOCK (cost $279,250)                                                                      265,380
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.8%

FINANCE -- 10.5%

BANKS -- 0.1%
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.27%
  due 10/10/45*(3)(5)(12)                                                          $      145,000          141,147

FINANCIAL SERVICES -- 10.4%
Aesop Funding II LLC, Series 2003-3A A3 3.72% due 07/20/09*                               440,000          426,132
Aesop Funding II LLC, Series 2005-1A 1A 3.95% due 04/20/08*                               725,000          706,107
Argent Securities, Inc. Series 2006-W2 A2B 5.01% due 03/25/36(9)                          185,000          184,998
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(5)                       80,000           81,635
Banc America Commercial Mtg. Inc. Series 2005-6 D 5.35%
  due 09/10/47(5)(12)                                                                     100,000           95,855
Banc America Commercial Mtg. Inc. Series 2005-6 F 5.35%
  due 09/10/47(5)(12)                                                                     200,000          190,594
Banc America Commercial Mtg. Inc.,Series 2005 6 A4 5.35%
  due 09/10/47(5)(12)                                                                     100,000           97,418
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79%
  due 11/25/34(5)(12)                                                                     277,758          271,921
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.46%
  due 02/25/35(5)(12)                                                                   1,069,317        1,040,814
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(5)                                                                       1,000,000          948,953
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 F 5.63%
  due 12/11/40(5)(12)                                                                     181,000          177,192
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                       885,000          868,988
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                475,000          458,766
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88%
  due 06/15/10                                                                            885,000          869,796

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10             $      885,000   $      844,352
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                    210,000          204,422
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40%
  due 07/15/44(5)(12)                                                                     295,000          289,173
Commerical Mtg., Series 2004-LB2A A3 4.22% due 03/10/39*(5)                               762,000          725,753
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24%
  due 06/20/29(5)                                                                          69,545           70,221
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 5.03%
  due 11/15/20*(5)(9)                                                                     262,000          262,324
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(5)                     199,675          202,377
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 08/10/42(5)                                                                       1,000,000          979,414
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)                     600,000          591,872
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.62% due 04/25/35(5)(12)                        681,341          679,028
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                     320,000          308,569
Hertz Vehicle Financing LLC, Series 2004-1A A3 2.85% due 05/25/09*                        850,000          812,852
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                           200,000          195,367
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                           215,789          215,081
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3
  4.18% due 01/12/37                                                                      700,000          672,964
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 12/15/30(5)                       650,000          624,701
Merrill Lynch Mtg. Investors, Inc., Series 1997-C2 A2 6.54%
  due 12/10/29(5)                                                                          63,382           64,303
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58%
  due 12/25/34(5)(12)                                                                     392,751          384,024
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.49%
  due 02/25/35(5)(12)                                                                     903,317          877,385
Merrill Lynch Mtg. Investors, Inc., Seris 2006-RM1W A2D 5.51%
  due 02/25/37(3)(12)                                                                     185,000          182,112
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)                      1,335,000        1,267,364
Morgan Stanley Capital I, Series G 5.38% due 11/14/42(5)(12)                              115,000          109,588
Mortgage It Trust, Series 2005-4 A1 5.10% due 10/25/35(5)(9)                              868,937          869,365
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                  585,000          566,261
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30                      500,000          531,492
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                         210,000          219,365
PP&L Transition Bond Co. LLC, Series 1999-1 A7 7.05% due 06/25/09                         173,679          175,907
Providian Gateway Owner Trust, Series 2004-DA A 3.35% due 09/15/11*                       350,000          340,215
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54%
  due 12/15/33                                                                            470,000          455,323
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                885,000          860,887
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56%
  due 01/25/35(5)(12)                                                                     983,957          957,826
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55%
  due 03/25/35(5)(12)                                                                     804,143          783,224
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53%
  due 04/25/35(5)(12)                                                                     741,518          723,449
West Penn Funding LLC, Series 1999-A A4 6.98% due 12/26/08+                               625,000          639,811
WFS Financial Owner Trust, Series 2004-2 A4 3.54% due 11/21/11                            960,000          940,523
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                            272,679          271,896
                                                                                                    --------------
                                                                                                        25,349,518
                                                                                                    --------------

REAL ESTATE -- 0.3%

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
IMPAC CMB Trust, Series 2005-4 1A1A 5.09% due 05/25/35(5)(9)                              754,511          757,155
                                                                                                    --------------
TOTAL ASSET-BACKED SECURITIES (cost $26,891,985)                                                        26,216,261
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 49.4%

CONSUMER DISCRETIONARY -- 1.3%

APPAREL & TEXTILES -- 0.2%
Mohawk Industries, Inc. 6.13% due 01/15/16                                         $      450,000   $      445,557

APPLIANCES & HOUSEHOLD DURABLES -- 0.2%
D.R. Horton, Inc. 5.38% due 06/15/12                                                       45,000           42,764
D.R. Horton, Inc. 5.63% due 09/15/14                                                      280,000          263,184
D.R. Horton, Inc. 6.88% due 05/01/13                                                      205,000          208,802

AUTOMOTIVE -- 0.5%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                        10,000            7,800
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                       170,000          164,731
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11                                       150,000          149,327
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                        30,000           31,700
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                       490,000          573,242
Dura Operating Corp. 8.63% due 04/15/12                                                    21,000           17,273
Ford Motor Co. 6.63% due 10/01/28                                                          20,000           13,400
Ford Motor Co. 7.45% due 07/16/31                                                         145,000          107,662

HOUSING & HOUSEHOLD DURABLES -- 0.3%
Centex Corp. 7.50% due 01/15/12                                                            90,000           95,920
Centex Corp. 7.88% due 02/01/11                                                           290,000          312,441
Pulte Homes, Inc. 7.88% due 08/01/11                                                      170,000          183,648
Pulte Homes, Inc. 8.13% due 03/01/11                                                      185,000          199,728

RETAIL -- 0.1%
Staples, Inc. 7.38% due 10/01/12                                                          165,000          180,048
Wendy's International, Inc. 7.00% due 12/15/25                                            110,000          106,564
                                                                                                    --------------
                                                                                                         3,103,791
                                                                                                    --------------

CONSUMER STAPLES -- 0.5%

FOOD, BEVERAGE & TOBACCO -- 0.5%
Altria Group, Inc. 7.00% due 11/04/13                                                     590,000          634,316
ConAgra Foods, Inc. 6.75% due 09/15/11                                                    260,000          270,218
Fosters Finance Corp. 6.88% due 06/15/11*                                                  30,000           31,505
Tyson Foods, Inc. 6.60% due 04/01/16                                                      215,000          212,358
                                                                                                    --------------
                                                                                                         1,148,397
                                                                                                    --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                                  170,000          203,555
                                                                                                    --------------

ENERGY -- 1.8%

ENERGY SERVICES -- 0.6%
Consolidated Natural Gas Co. 5.38% due 11/01/06                                            33,000           32,995
Enterprise Products Operating LP 6.88% due 03/01/33                                        40,000           40,864
Hanover Compressor Co. 9.00% due 06/01/14                                                  35,000           37,625
Hilcorp Energy I LP 10.50% due 09/01/10*                                                   27,000           29,734
Keyspan Corp. 4.90% due 05/16/08                                                          162,000          160,242
Motiva Enterprises LLC 5.20% due 09/15/12*                                                265,000          260,888
PacifiCorp 6.38% due 05/15/08                                                             250,000          255,484
Petroleum Export Peloil 5.27% due 06/15/11*                                               285,083          281,554
Premcor Refining Group, Inc. 6.13% due 05/01/11                                           200,000          203,343
Premcor Refining Group, Inc. 6.75% due 02/01/11*                                           63,000           65,650
Seitel, Inc. 11.75% due 07/15/11                                                           35,000           39,812
Southern Energy, Inc. 7.90% due 07/15/09+(3)(4)                                            50,000                0

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BOND & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 1.2%
Amerada Hess Corp. 7.13% due 03/15/33                                              $       39,000   $       42,553
Amerada Hess Corp. 7.88% due 10/01/29                                                     630,000          733,599
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                                               36,000           35,929
ConocoPhillips 7.00% due 03/30/29                                                         118,000          133,894
El Paso Production Holding Co. 7.75% due 06/01/13                                          85,000           88,081
Encore Acquisition Co. 6.00% due 07/15/15                                                  14,000           13,055
Encore Acquisition Co. 6.25% due 04/15/14                                                  11,000           10,533
NRG Energy, Inc. 7.25% due 02/01/14                                                        20,000           20,325
NRG Energy, Inc. 7.38% due 02/01/16                                                        75,000           76,594
Pemex Project Funding Master Trust 6.13% due 08/15/08                                     250,000          251,875
Pemex Project Funding Master Trust 6.63% due 06/15/35*                                  1,525,000        1,473,150
Sempra Energy 4.62% due 05/17/07                                                           63,000           62,439
Talisman Energy, Inc. 5.85% due 02/01/37                                                   35,000           32,902
                                                                                                    --------------
                                                                                                         4,383,120
                                                                                                    --------------

FINANCE -- 9.4%

BANKS -- 2.0%
ABN Amro Holding NV 6.52% due 11/08/12                                                     60,000           62,107
Banc One Corp. 8.00% due 04/29/27                                                          42,000           51,048
Bank of America Corp. 7.40% due 01/15/11                                                  560,000          605,262
BankBoston Capital Trust IV 5.46% due 06/08/28(9)                                          73,000           70,546
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.09%
  due 06/30/06(9)                                                                          55,000           48,606
Charter One Bank 6.38% due 05/15/12                                                       176,000          184,540
Compass Bank 5.90% due 04/01/26                                                           173,000          169,215
First Maryland Capital II 5.53% due 02/21/27(9)                                            64,000           62,696
HSBC Bank USA 5.63% due 08/15/35                                                           35,000           32,514
Independence Community Bank Corp. 3.50% due 06/20/13(9)                                    32,000           30,616
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                               58,000           58,892
MBNA America Bank NA 5.38% due 01/15/08                                                   570,000          570,914
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                   610,000          611,538
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(13)                                 65,000           69,225
National Westminster Bank 7.75% due 10/16/07(8)                                            25,000           25,800
NCNB Corp. 9.38% due 09/15/09                                                              68,000           76,116
Popular North America, Inc. 4.70% due 06/30/09                                             45,000           43,826
U.S. Bancorp 7.50% due 06/01/26                                                           210,000          245,112
UOB Cayman, Ltd. 5.80% due 03/15/16                                                        60,000           58,735
US Bank NA 3.90% due 08/15/08                                                              14,000           13,591
Wachovia Bank NA 5.60% due 03/15/16                                                       420,000          415,892
Wachovia Capital Trust III 5.80% due 03/15/11                                             435,000          427,378
Wachovia Corp. 4.88% due 02/15/14                                                         340,000          322,633
Wachovia Corp. 5.35% due 03/15/11                                                          36,000           35,858
Washington Mutual Bank FA 5.50% due 01/15/13                                               78,000           77,091
Wells Fargo & Co. 6.38% due 08/01/11                                                      330,000          344,099
World Savings Bank FSB 4.13% due 12/15/09                                                 154,000          147,728

FINANCIAL SERVICES -- 5.2%
Ameriprise Financial, Inc. 5.35% due 11/15/10                                              42,000           41,576
Ameriprise Financial, Inc. 5.65% due 11/15/15                                             385,000          379,513
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                            195,000          187,995
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10                                          60,000           58,988
BTM Curacau Holding NV 4.76% due 07/21/10*(8)                                             100,000           96,017
CIT Group, Inc. 6.00% due 04/01/36                                                        330,000          317,579

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc. 5.00% due 09/15/14                                                 $    1,490,000   $    1,426,079
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75%
  due 04/01/12                                                                             82,000           86,920
Countrywide Home Loans, Inc. 4.13% due 09/15/09                                            30,000           28,675
Countrywide Home Loans, Inc. 5.50% due 08/01/06                                           127,000          127,172
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                                   735,000          703,268
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                                   490,000          511,723
Downey Financial Corp. 6.50% due 07/01/14                                                  70,000           69,791
Farmers Exchange Capital 7.05% due 07/15/28*                                              580,000          588,284
Ford Motor Credit Co. 5.70% due 01/15/10                                                  145,000          128,677
Ford Motor Credit Co. 5.80% due 01/12/09                                                   63,000           57,535
Ford Motor Credit Co. 7.00% due 10/01/13                                                   55,000           49,192
Ford Motor Credit Co. 7.38% due 10/28/09                                                  170,000          159,823
General Electric Capital Corp. 4.38% due 03/03/12                                          60,000           56,797
General Electric Capital Corp. 2.80% due 01/15/07                                          87,000           85,465
General Electric Capital Corp. 6.75% due 03/15/32                                         113,000          125,834
General Motors Acceptance Corp. 6.88% due 09/15/11                                        140,000          130,491
General Motors Acceptance Corp. 6.88% due 08/28/12                                        352,000          324,724
General Motors Acceptance Corp. 7.25% due 03/02/11                                          5,000            4,738
General Motors Acceptance Corp. 7.75% due 01/19/10                                         85,000           82,876
General Motors Acceptance Corp. 8.00% due 11/01/31                                         45,000           42,530
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                              400,000          419,358
Household Finance Corp. 6.38% due 10/15/11                                                870,000          902,722
HSBC Finance Corp. 6.75% due 05/15/11                                                     480,000          505,332
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                              1,495,000        1,436,993
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                210,000          220,755
Jefferies Group, Inc. 6.25% due 01/15/36                                                   83,000           77,897
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10                                          60,000           57,826
Lehman Brothers Holdings, Inc. 5.50% due 04/04/16                                         107,000          104,897
Merrill Lynch & Co., Inc. 6.00% due 02/17/09                                              500,000          508,923
Morgan Stanley 4.75% due 04/01/14                                                       1,120,000        1,044,952
Morgan Stanley 6.75% due 04/15/11                                                         300,000          315,795
Overseas Private Investment Corp. 6.99% due 01/15/09                                      129,167          132,854
PNC Funding Corp. 5.13% due 12/14/10                                                       60,000           59,256
PNC Funding Corp. 5.75% due 08/01/06                                                       80,000           80,126
Pricoa Global Funding I 4.63% due 06/25/12*                                                30,000           28,490
Residential Capital Corp. 6.38% due 06/30/10*                                             133,000          133,987
Residential Capital Corp. 6.88% due 06/30/15*                                              47,000           48,998
SB Treasury Co. LLC 9.40% due 06/30/08*(8)                                                460,000          494,940
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                                90,000           86,926
Transamerica Finance Corp. 6.40% due 09/15/08                                              33,000           33,694
Xlliac Global Funding 4.80% due 08/10/10*                                                  60,000           58,160

INSURANCE -- 2.2%
ACE Capital Trust II 9.70% due 04/01/30                                                   380,000          506,006
ACE INA Holdings, Inc. 5.88% due 06/15/14                                                  60,000           60,111
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                 130,000          131,394
Aegon NV 5.09% due 04/15/06(8)                                                             78,000           68,640
Allstate Corp. 5.95% due 04/01/36                                                         160,000          155,848
Allstate Corp. 7.20% due 12/01/09                                                          78,000           82,432
Allstate Financing II 7.83% due 12/01/45                                                   49,000           51,447
Ambac Financial Group, Inc. 5.95% due 12/05/35                                             35,000           33,770
Americo Life, Inc. 7.88% due 05/01/13*                                                     44,000           44,350
Chubb Corp. 6.00% due 11/15/11                                                             42,000           42,829

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Equitable Cos., Inc. 7.00% due 04/01/28                                            $      130,000   $      144,061
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                         80,000           76,949
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                     350,000          387,352
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                 340,000          377,056
Genworth Financial, Inc. 4.75% due 06/15/09                                                60,000           58,878
ING Groep NV 5.78% due 12/08/15(8)                                                         50,000           48,637
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                    44,000           52,801
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                          290,000          297,597
Markel Corp. 7.35% due 08/15/34                                                            17,000           17,531
Metropolitan Life Global Funding 4.63% due 08/19/10*                                       30,000           29,014
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                     66,000           64,259
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                     29,000           29,452
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13                                            50,000           47,611
Ohio Casualty Corp. 7.30% due 06/15/14                                                     66,000           68,794
Protective Life Secured Trust 4.00% due 04/01/11                                          350,000          327,065
ReliaStar Financial Corp. 8.00% due 10/30/06                                              210,000          212,985
Selective Insurance Group, Inc. 6.70% due 11/01/35                                         35,000           33,694
St Paul Travelers Cos., Inc. 5.50% due 12/01/15                                            35,000           34,237
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                           250,000          249,606
Torchmark Corp. 6.25% due 12/15/06                                                        170,000          170,518
Travelers Property Casualty Corp. 3.75% due 03/15/08                                      110,000          107,075
Travelers Property Casualty Corp. 6.38% due 03/15/33                                      310,000          314,193
Unitrin, Inc. 4.88% due 11/01/10                                                          265,000          255,484
W.R. Berkley Capital Trust 8.20% due 12/15/45                                             330,000          335,083
W.R. Berkley Corp. 5.60% due 05/15/15                                                     260,000          250,820
XL Capital, Ltd. 5.25% due 09/15/14                                                       165,000          156,156
                                                                                                    --------------
                                                                                                        22,810,456
                                                                                                    --------------

HEALTHCARE -- 0.4%

DRUGS -- 0.1%
Genentech, Inc. 5.25% due 07/15/35*                                                       161,000          144,832
Merck & Co., Inc. 2.50% due 03/30/07                                                       51,000           49,618
Teva Pharmaceutical Finance LLC 6.15% due 02/01/36                                         42,000           39,586
Wyeth 6.95% due 03/15/11                                                                   40,000           42,409

HEALTH SERVICES -- 0.2%
HCA, Inc. 6.95% due 05/01/12                                                               70,000           70,676
Humana, Inc. 7.25% due 08/01/06                                                           410,000          411,716
Psychiatric Solutions, Inc. 7.75% due 07/15/15                                             45,000           45,787
Universal Hospital Services, Inc. 10.13% due 11/01/11                                      30,000           31,125

MEDICAL PRODUCTS -- 0.1%
Boston Scientific Corp. 6.25% due 11/15/35                                                 77,000           78,675
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+                                       25,000                0
                                                                                                    --------------
                                                                                                           914,424
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 0.9%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Goodrich Corp. 7.50% due 04/15/08                                                         160,000          165,988
Raytheon Co. 4.85% due 01/15/11                                                            60,000           58,298
Raytheon Co. 6.75% due 08/15/07                                                            96,000           97,503

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.4%
Affinity Group, Inc. 9.00% due 02/15/12                                            $       25,000   $       25,125
Aramark Services, Inc. 7.00% due 05/01/07                                                  73,000           73,915
Dole Food, Inc. 8.88% due 03/15/11                                                         15,000           14,850
Dun & Bradstreet Corp. 5.50% due 03/15/11                                                  30,000           29,820
First Data Corp. 3.38% due 08/01/08                                                        36,000           34,405
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                 500,000          494,554
Monitronics International, Inc. 11.75% due 09/01/10                                        40,000           40,100
Pactiv Corp. 7.95% due 12/15/25                                                            70,000           77,023
Pitney Bowes, Inc. 4.75% due 01/15/16                                                      51,000           47,475
Rent-Way, Inc. 11.88% due 06/15/10                                                         57,000           59,565
Service Corp. International 6.75% due 04/01/16                                             30,000           29,700

MULTI-INDUSTRY -- 0.0%
Honeywell International, Inc. 5.40% due 03/15/16                                           30,000           29,613
Stanley Works Capital Trust I 5.90% due 12/01/10                                           45,000           41,565

TRANSPORTATION -- 0.4%
BNSF Funding Trust I 6.61% due 01/15/26                                                   315,000          308,769
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                      73,000           84,639
Canadian National Railway Co. 6.38% due 10/15/11                                           60,000           62,658
CNF, Inc. 6.70% due 05/01/34                                                               59,000           57,899
Erac USA Finance Co. 7.95% due 12/15/09                                                    45,000           48,465
FedEx Corp., 6.72% due 01/15/22                                                           151,782          160,669
Norfolk Southern Corp. 5.59% due 05/17/25                                                  64,000           61,016
Ryder Systems, Inc. 5.00% due 06/15/12                                                     66,000           62,475
                                                                                                    --------------
                                                                                                         2,166,089
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 3.4%

BROADCASTING & MEDIA -- 2.3%
AOL Time Warner, Inc. 7.63% due 04/15/31                                                  430,000          468,417
Chancellor Media Corp. 8.00% due 11/01/08                                                 375,000          393,652
Charter Communications Holdings LLC 11.13% due 01/15/11                                    60,000           31,800
Clear Channel Communications, Inc. 5.00% due 03/15/12                                     110,000          101,854
Clear Channel Communications, Inc. 7.65% due 09/15/10                                     360,000          378,197
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                      50,000           59,428
Comcast Corp. 5.65% due 06/15/35                                                          180,000          156,880
Comcast Corp. 5.90% due 03/15/16                                                          100,000           98,069
Comcast Corp. 6.45% due 03/15/37                                                           49,000           47,148
Comcast Corp. 6.50% due 11/15/35                                                          320,000          310,495
Cox Communications, Inc. 5.45% due 12/15/14                                               500,000          474,072
Cox Communications, Inc. 7.13% due 10/01/12                                                60,000           62,944
Cox Communications, Inc. 7.63% due 06/15/25                                                38,000           40,523
Cox Communications, Inc. 7.75% due 11/01/10                                               300,000          320,826
Knight-Ridder, Inc. 6.88% due 03/15/29                                                     35,000           32,801
Liberty Media Corp. 7.75% due 07/15/09                                                    290,000          304,446
Liberty Media Corp. 7.88% due 07/15/09                                                     30,000           31,568
News America, Inc. 6.20% due 12/15/34                                                     260,000          243,494
News America, Inc. 7.30% due 04/30/28                                                      35,000           36,380
Nexstar Finance, Inc. 7.00% due 01/15/14                                                   20,000           18,900
Omnicom Group, Inc. 5.90% due 04/15/16                                                     30,000           29,533
Paxson Communications Corp. 10.78% due 04/15/06(7)                                        125,000          123,750
Time Warner Co., Inc. 7.25% due 10/15/17                                                   29,000           31,032

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
Time Warner Entertainment Co. LP 8.38% due 03/15/23                                $      438,000   $      495,216
Turner Broadcasting, Inc. 8.38% due 07/01/13                                              160,000          178,919
Univision Communications, Inc. 3.50% due 10/15/07                                          30,000           29,035
Univision Communications, Inc. 3.88% due 10/15/08                                         145,000          138,489
USA Interactive 7.00% due 01/15/13                                                        350,000          358,501
Viacom, Inc. 6.63% due 05/15/11                                                            67,000           69,160
Viacom, Inc. 7.88% due 07/30/30                                                           460,000          500,936
Young Broadcasting, Inc. 10.00% due 03/01/11                                               60,000           55,350

ENTERTAINMENT PRODUCTS -- 0.2%
Walt Disney Co. 5.38% due 06/01/07                                                        500,000          500,106

LEISURE & TOURISM -- 0.9%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                      100,000           98,250
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                     63,389           60,354
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                          167,983          151,185
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                           36,566           37,937
Brunswick Corp. 5.00% due 06/01/11                                                         47,000           44,755
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                   400,000          399,781
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19                    54,927           55,338
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11                     4,389            3,792
Delta Air Lines, Inc. 8.30% due 12/15/29(2)(14)                                            30,000            8,025
Delta Air Lines, Inc. 10.00% due 08/15/08(2)(14)                                           35,000            8,925
GTECH Holdings Corp. 4.50% due 12/01/09                                                   325,000          315,183
GTECH Holdings Corp. 4.75% due 10/15/10                                                   110,000          106,988
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                           190,000          188,077
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                           80,000           76,654
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                           400,000          434,062
Hilton Hotels Corp. 7.20% due 12/15/09                                                     34,000           35,326
MGM Mirage, Inc. 5.88% due 02/27/14                                                        75,000           70,687
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                         15,000           14,794
Royal Caribbean Cruises, Ltd. 6.88% due 12/01/13                                           42,000           43,183
                                                                                                    --------------
                                                                                                         8,275,217
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 1.6%

COMPUTER SERVICES -- 0.1%
Activant Solutions, Inc. 10.53% due 04/01/10*(9)                                           15,000           15,300
Electronic Data Systems Corp. 7.45% due 10/15/29                                          260,000          275,887

COMPUTER SOFTWARE -- 0.1%
Computer Sciences Corp. 3.50% due 04/15/08                                                 30,000           28,889
Oracle Corp. 5.00% due 01/15/11*                                                           63,000           61,532

ELECTRONICS -- 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18                                                  54,000           54,996

TELECOMMUNICATIONS -- 1.4%
America Movil SA de CV 6.38% due 03/01/35                                                  37,000           34,789
American Cellular Corp. 10.00% due 08/01/11                                               100,000          108,500
AT&T Broadband Corp. 8.38% due 03/15/13                                                   480,000          539,831
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                           860,000          942,616
Corning, Inc. 6.20% due 03/15/16                                                           36,000           35,998

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
GTE Corp. 6.94% due 04/15/28                                                       $       56,000   $       56,237
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)                                       10,000           12,700
LCI International, Inc. 7.25% due 06/15/07                                                145,000          146,450
New England Telephone & Telegraph Co. 7.88% due 11/15/29                                   35,000           37,033
SBC Communications, Inc. 5.30% due 11/15/10                                               335,000          330,597
Sprint Capital Corp. 6.13% due 11/15/08                                                   175,000          178,103
Sprint Capital Corp. 6.88% due 11/15/28                                                   222,000          229,045
Sprint Capital Corp. 7.63% due 01/30/11                                                   290,000          313,634
Sprint Capital Corp. 8.38% due 03/15/12                                                   290,000          327,671
Triton Pcs, Inc. 8.50% due 06/01/13                                                        25,000           23,750
Verizon New England, Inc. 6.50% due 09/15/11                                               30,000           30,456
Verizon New York, Inc. 6.88% due 04/01/12                                                  29,000           29,789
                                                                                                    --------------
                                                                                                         3,813,803
                                                                                                    --------------

MATERIALS -- 0.7%

CHEMICALS -- 0.3%
BCI US Finance Corp. 10.10% due 07/15/10*(9)                                               75,000           76,500
Cytec Industries, Inc. 4.60% due 07/01/13                                                 220,000          196,527
Cytec Industries, Inc. 5.50% due 10/01/10                                                 155,000          151,572
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                         14,000           13,335
ICI Wilmington, Inc. 7.05% due 09/15/07                                                    72,000           73,243
Lubrizol Corp. 4.63% due 10/01/09                                                          30,000           29,066
Sociedad Quimica y Minera de Chile SA 6.13% due 04/15/16*(3)                               70,000           69,967

FOREST PRODUCTS -- 0.2%
AEP Industries, Inc. 7.88% due 03/15/13                                                     6,000            6,030
Consumers International, Inc. 10.25% due 04/01/05+(3)(4)                                   20,000                0
Neenah Paper, Inc. 7.38% due 11/15/14                                                      10,000            9,400
Pliant Corp. 11.13% due 09/01/09(2)(14)                                                    41,000           43,152
Temple-Inland, Inc. 6.63% due 01/15/18                                                    380,000          387,906

METALS & MINERALS -- 0.1%
Barrick Gold Finance, Inc. 7.50% due 05/01/07                                              45,000           45,988
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                             25,000           24,063
Inco, Ltd. 7.75% due 05/15/12                                                             170,000          184,374
Newmont Mining Corp. 8.63% due 05/15/11                                                    30,000           33,862
Phelps Dodge Corp. 6.13% due 03/15/34                                                      39,000           36,414

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                      245,000          243,479
Sealed Air Corp. 5.63% due 07/15/13*                                                       45,000           43,736
                                                                                                    --------------
                                                                                                         1,668,614
                                                                                                    --------------

MUNICIPAL BONDS -- 0.1%

MUNICIPAL BONDS -- 0.1%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30%
  due 07/01/08                                                                            100,000          102,212
Southern California Public Power Authority Project, Series B 6.93%
  due 05/15/17                                                                            125,000          140,702
                                                                                                    --------------
                                                                                                           242,914
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 2.0%

REAL ESTATE COMPANIES -- 0.6%
AMB Property LP 5.45% due 12/01/10                                                 $      400,000   $      395,913
EOP Operating LP 6.75% due 02/15/12                                                       240,000          250,156
EOP Operating LP 7.00% due 07/15/11                                                        60,000           63,130
ERP Operating LP 5.38% due 08/01/16                                                        35,000           33,815
Liberty Property LP 7.25% due 03/15/11                                                    170,000          180,747
Liberty Property LP 8.50% due 08/01/10                                                    180,000          198,467
Mack-Cali Realty LP 5.80% due 01/15/16                                                     30,000           29,294
Regency Centers LP 4.95% due 04/15/14                                                     140,000          131,490
Susa Partnership LP 6.95% due 07/01/06                                                     90,000           90,343

REAL ESTATE INVESTMENT TRUSTS -- 1.4%
Avalon Bay Communities, Inc. 7.50% due 12/15/10                                           370,000          398,353
Brandywine Operating Partnership LP 5.75% due 04/01/12                                    270,000          268,107
Brandywine Operating Partnership LP 6.00% due 04/01/16                                     33,000           32,658
Commercial Net Lease Realty 6.15% due 12/15/15                                             30,000           29,588
Developers Diversified Realty Corp. 5.00% due 05/03/10                                    530,000          515,521
Duke Realty LP 5.50% due 03/01/16                                                          30,000           29,109
Federal Realty Investment Trust 5.65% due 06/01/16                                        105,000          102,796
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                                30,000           28,766
Kimco Realty Corp. 5.58% due 11/23/15                                                     370,000          363,140
Reckson Operating Partnership LP 6.00% due 03/31/16                                       320,000          317,434
Regency Centers LP 5.25% due 08/01/15*                                                    180,000          171,438
Regency Centers LP 7.75% due 04/01/09                                                     100,000          107,280
Simon Property Group LP 4.60% due 06/15/10                                                200,000          192,856
Simon Property Group LP 5.10% due 06/15/15                                                190,000          179,719
Simon Property Group LP 5.38% due 06/01/11                                                320,000          315,306
Spieker Properties LP 7.65% due 12/15/10                                                  280,000          303,689
Vornado Realty LP 4.75% due 12/01/10                                                       30,000           28,709
                                                                                                    --------------
                                                                                                         4,757,824
                                                                                                    --------------

U.S. GOVERNMENT AGENCIES -- 6.7%

U.S. GOVERNMENT AGENCIES -- 6.7%
Federal Home Loan Bank 3.88% due 12/20/06                                                 235,000          232,928
Federal Home Loan Bank 4.50% due 09/08/08                                                 130,000          128,372
Federal Home Loan Bank 5.38% due 02/15/07                                                  65,000           65,124
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)                                        238,642          222,754
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)                                        111,070          105,925
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                           124,000          119,190
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                           235,000          232,081
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                           879,659          840,277
Federal Home Loan Mtg. Corp. 5.00% due 07/01/20                                            85,861           83,705
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31                                           183,497          179,980
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                           419,460          399,841
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                           526,022          501,419
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                           292,619          278,486
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35                                           696,095          662,476
Federal Home Loan Mtg. Corp. 5.00% due 04/01/36                                           320,000          304,467
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)                                        143,184          141,969
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                           216,367          211,575
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                           622,801          608,268
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                           290,180          290,634
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                            32,981           33,672
Federal Home Loan Mtg. Corp. 6.50% due 09/15/23                                            60,000           61,881

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                    $       23,818   $       24,397
Federal Home Loan Mtg. Corp. 6.50% due 07/01/35                                            34,937           35,646
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                                           185,018          188,603
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                            79,000           84,358
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                            67,626           69,648
Federal Home Loan Mtg. Corp. 7.75% due 03/15/22(5)                                          7,197            7,188
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                            15,374           15,430
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                               372              395
Federal National Mtg. Assoc. 3.88% due 02/01/08                                           250,000          244,779
Federal National Mtg. Assoc. 4.56%% due 01/01/15                                          973,561          921,162
Federal National Mtg. Assoc. 4.75% due 12/15/10                                            69,000           67,824
Federal National Mtg. Assoc. 4.85% due 04/28/06                                           846,082          815,987
Federal National Mtg. Assoc. 5.00% due 03/01/18                                           515,844          503,931
Federal National Mtg. Assoc. 5.00% due 06/01/19                                           177,303          173,012
Federal National Mtg. Assoc. 5.00% due 03/01/34                                           728,345          694,629
Federal National Mtg. Assoc. 5.25% due 08/01/12                                           109,000          107,895
Federal National Mtg. Assoc. 5.50% due 04/29/06                                           184,796          184,754
Federal National Mtg. Assoc. 5.50% due 03/01/18                                           182,011          181,041
Federal National Mtg. Assoc. 5.50% due 07/01/19                                           198,639          197,501
Federal National Mtg. Assoc. 5.50% due 12/01/33                                           589,577          576,647
Federal National Mtg. Assoc. 5.50% due 05/01/34                                           187,182          183,077
Federal National Mtg. Assoc. 5.50% due 06/01/34                                           158,779          155,215
Federal National Mtg. Assoc. 5.50% due 12/01/35                                           370,000          361,268
Federal National Mtg. Assoc. 5.93% due 02/01/11                                         1,029,726        1,060,679
Federal National Mtg. Assoc. 6.00% due 06/01/17                                           100,402          101,798
Federal National Mtg. Assoc. 6.00% due 12/01/33                                           353,141          353,330
Federal National Mtg. Assoc. 6.00% due 05/01/34                                           253,372          253,478
Federal National Mtg. Assoc. 6.00% due 08/01/34                                           218,471          218,633
Federal National Mtg. Assoc. 6.00% due 10/01/34                                           358,647          358,798
Federal National Mtg. Assoc. 6.00% due 06/01/35                                            55,112           55,132
Federal National Mtg. Assoc. 6.06% due 09/01/11                                            87,560           89,341
Federal National Mtg. Assoc. 6.27% due 11/01/07                                           165,584          166,577
Federal National Mtg. Assoc. 6.34% due 01/01/08                                           105,000          105,849
Federal National Mtg. Assoc. 6.36% due 07/01/08                                            95,849           96,891
Federal National Mtg. Assoc. 6.43% due 01/01/08                                           125,070          126,235
Federal National Mtg. Assoc. 6.50% due 06/01/13                                           241,987          247,695
Federal National Mtg. Assoc. 6.50% due 09/01/32                                           295,153          301,767
Federal National Mtg. Assoc. 6.50% due 04/01/34                                           175,467          179,038
Federal National Mtg. Assoc. 6.59% due 11/01/07                                            89,148           90,020
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)                                            829              829
Government National Mtg. Assoc. 6.00% due 09/15/32                                         71,281           72,178
Government National Mtg. Assoc. 6.00% due 12/15/33                                        427,788          433,168
Government National Mtg. Assoc. 7.00% due 04/28/06                                         72,480           75,567
Government National Mtg. Assoc. 7.00% due 01/15/28                                         43,073           44,915
Government National Mtg. Assoc. 7.00% due 09/15/28                                         33,071           34,485
Government National Mtg. Assoc. 7.50% due 01/15/32                                         62,740           65,823
Government National Mtg. Assoc. 8.00% due 11/15/31                                          8,448            9,037
Government National Mtg. Assoc. 8.50% due 11/15/17                                          5,523            5,909
Government National Mtg. Assoc. 9.00% due 11/15/21                                          1,268            1,370
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35(5)                    1,390            1,455
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/36(5)                    1,288           63,721
Tennessee Valley Authority 4.65% due 06/15/35                                              78,000           69,847
                                                                                                    --------------
                                                                                                        16,182,976
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS -- 18.3%

U.S. TREASURIES -- 18.3%
United States Treasury Bond Strip zero coupon due 05/15/15                         $    5,500,000   $    3,518,653
United States Treasury Bonds 5.38% due 02/15/31                                           589,000          620,014
United States Treasury Bonds 6.25% due 08/15/23                                         3,970,000        4,502,540
United States Treasury Bonds 6.38% due 08/15/27                                           200,000          233,844
United States Treasury Bonds 6.88% due 08/15/25                                         2,000,000        2,441,406
United States Treasury Bonds 7.50% due 11/15/24                                           400,000          515,843
United States Treasury Bonds 7.63% due 02/15/25                                           575,000          751,588
United States Treasury Bonds 7.88% due 02/15/21                                           775,000        1,000,477
United States Treasury Bonds 11.25% due 02/15/15                                        2,000,000        2,903,906
United States Treasury Notes 2.25% due 02/15/07                                             6,000            5,867
United States Treasury Notes 2.50% due 10/31/06                                            23,000           22,694
United States Treasury Notes 2.63% due 05/15/08                                         2,019,000        1,930,354
United States Treasury Notes 2.63% due 03/15/09                                         5,075,000        4,771,688
United States Treasury Notes 2.75% due 06/30/06                                         1,421,000        1,411,989
United States Treasury Notes 3.13% due 09/15/08                                         2,950,000        2,834,997
United States Treasury Notes 3.25% due 08/15/07                                           500,000          489,375
United States Treasury Notes 3.25% due 08/15/08                                         6,100,000        5,886,500
United States Treasury Notes 3.38% due 10/15/09                                            47,000           44,802
United States Treasury Notes 3.63% due 07/15/09                                         1,325,000        1,277,072
United States Treasury Notes 3.63% due 01/15/10                                            66,000           63,272
United States Treasury Notes 3.88% due 07/15/10                                         3,000,000        2,891,250
United States Treasury Notes 3.88% due 02/15/13                                            65,000           61,288
United States Treasury Notes 4.00% due 02/15/14                                         2,675,000        2,522,233
United States Treasury Notes 4.00% due 02/15/15                                         1,152,000        1,079,594
United States Treasury Notes 4.25% due 10/15/10                                            60,000           58,598
United States Treasury Notes 4.25% due 08/15/15                                            97,000           92,404
United States Treasury Notes 4.50% due 11/15/10                                            30,000           29,597
United States Treasury Notes 4.50% due 02/28/11                                            20,000           19,709
United States Treasury Notes 4.50% due 11/15/15                                           181,000          175,641
United States Treasury Notes 4.50% due 02/15/16                                            61,000           59,327
United States Treasury Notes 4.63% due 02/29/08                                           274,000          272,898
United States Treasury Notes 4.88% due 02/15/12                                            75,000           75,117
United States Treasury Notes 5.00% due 02/15/11                                             6,000            6,049
United States Treasury Notes 5.00% due 08/15/11                                            17,000           17,149
United States Treasury Notes 5.63% due 05/15/08                                         1,000,000        1,015,664
United States Treasury Notes 6.50% due 10/15/06(1)                                        250,000          252,080
United States Treasury Notes 6.88% due 05/15/06                                           368,000          368,892
                                                                                                    --------------
                                                                                                        44,224,371
                                                                                                    --------------

UTILITIES -- 2.2%

ELECTRIC UTILITIES -- 1.7%
AEP Texas North Co. 5.50% due 03/01/13                                                    170,000          166,913
AES Corp. 7.75% due 03/01/14                                                               55,000           57,750
American Electric Power Co., Inc. 6.13% due 05/15/06                                       67,000           67,056
American Electric Power, Inc. 4.71% due 08/16/06                                           36,000           35,653
Arizona Public Service Co. 5.80% due 06/30/14                                             340,000          334,902
Calpine Corp. 8.75% due 07/15/13*(2)(14)                                                  175,000          160,563
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23                                 46,000           43,554
Centerpoint Energy, Inc. 5.88% due 06/01/08                                                70,000           70,357
Cleco Power LLC 6.50% due 12/01/35                                                         35,000           34,114
Commonwealth Edison Co. 5.90% due 03/15/36                                                 52,000           49,533

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Consumers Energy Co. 4.25% due 04/15/08*                                           $       70,000   $       68,268
Dominion Resources, Inc. 5.69% due 05/15/08                                                66,000           66,117
Duke Energy Corp. 4.20% due 10/01/08                                                       60,000           58,214
Duquesne Light Holdings, Inc. 6.25% due 08/15/35                                           18,000           16,742
Enersis SA 7.40% due 12/01/16                                                             100,000          105,242
Entergy Louisiana, Inc. 5.83% due 11/01/10                                                 90,000           88,901
Exelon Generation Co. LLC 5.35% due 01/15/14                                              400,000          388,286
Florida Power & Light Co. 5.95% due 10/01/33                                               37,000           36,791
Indiantown Cogeneration LP 9.26% due 12/15/10                                              26,407           27,792
Midamerican Energy Holdings Co. 6.13% due 04/01/36                                        650,000          636,290
NSTAR 8.00% due 02/15/10                                                                  170,000          184,365
Pepco Holdings, Inc. 5.50% due 08/15/07                                                   341,000          341,036
PSE&G Power LLC 3.75% due 04/01/09                                                        140,000          132,832
PSE&G Power LLC 6.88% due 04/15/06                                                        180,000          180,063
PSE&G Power LLC 7.75% due 04/15/11                                                         30,000           32,592
PSI Energy, Inc. 6.12% due 10/15/35                                                        35,000           33,968
PSI Energy, Inc. 7.85% due 10/15/07                                                       102,000          105,395
Public Service Electric & Gas Co. 5.00% due 08/15/14                                       36,000           34,543
Puget Sound Energy, Inc. 5.20% due 10/01/15                                               103,000           98,501
Reliant Energy Resources Corp. 7.75% due 02/15/11                                          60,000           64,978
Reliant Energy, Inc. 9.50% due 07/15/13                                                    50,000           50,063
Southern California Edison Co. 5.63% due 02/01/36                                          42,000           39,314
Texas-New Mexico Power Co. 6.25% due 01/15/09                                             140,000          141,866
TXU Corp. 4.80% due 11/15/09                                                              270,000          259,392

GAS & PIPELINE UTILITIES -- 0.4%
Energen Corp. 7.63% due 12/15/10                                                          260,000          275,081
Kinder Morgan Finance Co. 5.70% due 01/05/16                                               36,000           35,073
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                        650,000          623,821
NGC Corp. Capital Trust 8.32% due 06/01/27                                                 65,000           57,200
Southern California Gas Co. 5.75% due 11/15/35                                             35,000           34,019

TELEPHONE -- 0.1%
Alltel Corp. 4.66% due 05/17/07                                                            66,000           65,558
GTE Northwest, Inc. 5.55% due 10/15/08                                                     30,000           29,808
Verizon New York, Inc. 7.38% due 04/01/32                                                 132,000          133,885
                                                                                                    --------------
                                                                                                         5,466,391
                                                                                                    --------------
TOTAL BONDS & NOTES (cost $121,212,480)                                                                119,361,942
                                                                                                    --------------

FOREIGN BONDS & NOTES -- 4.6%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                        20,000           21,100

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                                  45,000           41,288
                                                                                                    --------------
                                                                                                            62,388
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

CONSUMER STAPLES -- 0.2%

FOOD, BEVERAGE & TOBACCO -- 0.2%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                 $      245,000   $      281,750
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                       190,000          229,425
Diageo Capital PLC 4.38% due 05/03/10                                                      65,000           62,400
                                                                                                    --------------
                                                                                                           573,575
                                                                                                    --------------

ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Nexen, Inc. 5.88% due 03/10/35                                                             74,000           68,980
PTT Public Co., Ltd. 5.88% due 08/03/35*                                                   45,000           40,724
                                                                                                    --------------
                                                                                                           109,704
                                                                                                    --------------

FINANCE -- 1.9%

BANKS -- 0.9%
HBOS Capital Funding LP 6.85% due 03/29/49(13)                                             88,000           88,220
National Australia Bank, Ltd. 8.60% due 05/19/10                                          380,000          422,662
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                   410,000          450,970
Resona Bank, Ltd. 5.85% due 04/15/16*(8)                                                  500,000          485,164
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                       330,000          341,455
Scotland International Finance BV 7.70% due 08/15/10*                                     300,000          326,464

FINANCIAL SERVICES -- 0.5%
Aiful Corp. 4.45% due 02/16/10*                                                           340,000          323,886
Elan Finance PLC 7.75% due 11/15/11*                                                       50,000           47,375
Fosters Financial Corp. 5.88% due 06/15/35*                                                45,000           40,945
Nell AF SARL 8.38% due 08/15/15*                                                           75,000           74,438
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                  690,000          731,203

INSURANCE -- 0.5%
AXA SA 8.60% due 12/15/30                                                   EUR           490,000          626,314
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                        55,000           48,400
VTB Capital SA 6.25% due 06/30/35*                                                        315,000          313,031
XL Capital Finance PLC 6.50% due 01/15/12                                                 155,000          159,572
                                                                                                    --------------
                                                                                                         4,480,099
                                                                                                    --------------

FOREIGN GOVERNMENT BONDS -- 1.0%

FOREIGN GOVERNMENT -- 1.0%
Federal Republic of Brazil 5.49% due 07/05/06                               BRL           925,000          429,586
Federal Republic of Brazil 8.00% due 01/15/18                                              40,000           43,340
Federal Republic of Brazil 10.50% due 07/14/14                                             75,000           93,375
Province of Quebec 7.50% due 09/15/29                                                      81,000          100,678
Republic of Argentina 4.89% due 08/03/12(9)                                               620,000          506,850
Republic of Turkey 9.00% due 06/30/11                                                      75,000           83,906
Republic of Turkey 11.88% due 01/15/30                                                    210,000          324,188
Republic of Venezuela 8.50% due 10/08/14                                                   40,000           44,800
Republic of Venezuela 9.25% due 09/15/27                                                  280,000          355,740
Russian Federation 5.00% due 03/31/30(7)                                                  281,000          308,172
                                                                                                    --------------
                                                                                                         2,290,635
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 0.3%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                 $      274,929   $      278,396

MACHINERY -- 0.2%
Atlas Copco AB 6.50% due 04/01/08*                                                         29,000           29,569
Tyco International Group SA 6.13% due 01/15/09                                             15,000           15,191
Tyco International Group SA 6.38% due 10/15/11                                            185,000          189,918
Tyco International Group SA 6.75% due 02/15/11                                            308,000          320,343
                                                                                                    --------------
                                                                                                           833,417
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 0.1%

BROADCASTING & MEDIA -- 0.1%
Grupo Televisa SA 6.63% due 03/18/25                                                      145,000          142,282
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                           98,000           81,952
                                                                                                    --------------
                                                                                                           224,234
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 0.6%

TELECOMMUNICATIONS -- 0.6%
British Telecommunications PLC 8.63% due 12/15/30                                          35,000           44,775
France Telecom SA 7.75% due 03/01/11                                                      470,000          513,292
France Telecom SA 8.50% due 03/01/31                                                      210,000          262,314
Telecom Italia Capital SA 5.25% due 11/15/13                                               63,000           59,693
Telecom Italia Capital SA 6.38% due 11/15/33                                               81,000           76,326
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                450,000          450,433
TELUS Corp. 7.50% due 06/01/07                                                             51,000           52,153
TELUS Corp. 8.00% due 06/01/11                                                             78,000           86,032
                                                                                                    --------------
                                                                                                         1,545,018
                                                                                                    --------------

MATERIALS -- 0.4%

FOREST PRODUCTS -- 0.2%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                              30,000           30,150
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13                                      535,000          505,553

METALS & MINERALS -- 0.2%
Inco, Ltd. 7.20% due 09/15/32                                                             361,000          374,064
Noranda, Inc. 8.38% due 02/15/11                                                           36,000           39,577
Teck Cominco, Ltd. 6.13% due 10/01/35                                                      35,000           32,929
                                                                                                    --------------
                                                                                                           982,273
                                                                                                    --------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                           70,000           74,399
                                                                                                    --------------
TOTAL FOREIGN BONDS & NOTES (cost $10,996,502)                                                          11,175,742
                                                                                                    --------------

                                                                                       SHARES
-----------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.2%

FINANCE -- 0.2%

FINANCIAL SERVICES -- 0.2%
iShares MSCI Japan Index Fund (cost $443,603)                                              32,900          473,760
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.0%+

Republic of Argentina Expires 12/15/33(11)                                                163,354   $      160,495
Syngenta AG Expires 05/22/06                                                                3,324            4,181
                                                                                                    --------------
TOTAL RIGHTS (cost $142,538)                                                                               164,676
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $220,816,747)                                              230,490,756
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.4%

U.S. GOVERNMENT AGENCIES -- 1.4%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06
  (cost $3,399,122)                                                                $    3,400,000        3,399,122
                                                                                                    --------------
REPURCHASE AGREEMENTS -- 2.1%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $3,118,598 and collateralized by $3,365,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/15/36 and having an approximate value
  of $3,184,131                                                                         3,118,000        3,118,000
UBS Securities LLC Joint Repurchase Agreement(6)                                        1,935,000        1,935,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $5,053,000)                                                            5,053,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $229,268,869)@                                                       98.8%                     238,942,878
Other assets less liabilities --                                              1.2                        2,912,537
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  241,855,415
                                                                            =====                   ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $13,752,576 representing 5.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
**   In United States dollars unless otherwise indicated.
@    See Note 3 for cost of investments on a tax basis.
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Bond in default
(3)  Fair valued security; see Note 2.
(4)  Illiquid security
(5)  Collateralized Mortgage Obligation
(6)  See Note 2 for details of Joint Repurchase Agreement
(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
(8) Variable rate security--the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(9) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.
(10) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2006.
(11) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(12) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.
(13) Perpetual maturity date. The maturity date shown represents the call date.
(14) Company has filed for Chapter 11 bankruptcy protection.

(15) To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, this security may exhibit greater price volatility than securities for which secondary markets exists. As of March 31, 2006, the Multi-Managed Income/Equity portfolio held the following restricted security:

                                                                                         MARKET    VALUE AS A
                                  ACQUISITION    PRINCIPAL   ACQUISITION    MARKET       VALUE      % OF NET
NAME                                 DATE         AMOUNT         COST       VALUE      PER SHARE     ASSETS
-------------------------------------------------------------------------------------------------------------
ICO North America, Inc.           8/11/2005     $   10,000   $     10,000  $ 12,700   $   127.00          0.0%
                                                                           ========                ==========

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                   UNREALIZED
NUMBER OF                            EXPIRATION    VALUE AT       VALUE AS OF     APPRECIATION
CONTRACTS  DESCRIPTION                  DATE      TRADE DATE    MARCH 31, 2006   (DEPRECIATION)
----------------------------------------------------------------------------------------------
25 Long    U.S. Treasury 2 YR Note   June 2006    $ 5,107,624   $    5,096,484   $      (11,139)
18 Long    U.S. Treasury 5 YR Note   June 2006      1,881,804        1,879,875           (1,929)
                                                                                 --------------
                                                                                 $      (13,068)
                                                                                 ==============

OPEN FOREIGN BOND FORWARD CONTRACTS

                                          DELIVERY     VALUE AT      VALUE AS OF       UNREALIZED
DESCRIPTION            PRINCIPAL AMOUNT     DATE      TRADE DATE    MARCH 31, 2006   APPRECIATION
-------------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16     SEK (29,000,000)    4/24/06   $ (3,610,273)  $   (3,509,713)  $    100,560
                                                                                     ============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                 IN            DELIVERY    GROSS UNREALIZED
    TO DELIVER            EXCHANGE FOR        DATE        APPRECIATION
-------------------------------------------------------------------------
*AUD     3,790,000     USD     2,788,181     6/21/06    $         78,416
*CLP   162,710,000     USD       313,356     6/21/06               4,184
*COP   245,060,000     USD       108,722     6/21/06               1,947
*NZD       350,000     USD       232,632     6/21/06              18,379
*TRY       100,000     USD        74,772     6/21/06               1,674
 TWD     5,100,000     USD       159,799     6/21/06               1,414
 USD       148,651     ARS       460,000     6/21/06                 200
 USD       314,065     KRW   305,550,000     6/21/06               1,018
*USD        80,254     NOK       530,000     6/21/06               1,039
*USD       222,314     SGD       360,000     6/21/06               1,194
*USD       110,244     ILS       520,000     6/21/06               1,293
*USD       235,616     THB     9,220,000     6/21/06               1,312
 USD       114,943     SKK     3,600,000     6/21/06               1,808
*USD       391,460     SEK     3,050,000     6/21/06               2,630
*USD       658,267     PHP    33,990,000     6/21/06               3,282
*USD       320,810     CZK     7,600,000     6/21/06               4,929
*USD       478,833     RUB    13,460,000     6/21/06               6,893
*USD       426,248     IDR 4,022,000,000     6/21/06               8,493
*USD     3,995,808     EUR     3,290,000     6/21/06              11,110
                                                        ----------------
                                                                 151,215
                                                        ================

     CONTRACT                 IN            DELIVERY    GROSS UNREALIZED
    TO DELIVER            EXCHANGE FOR        DATE        DEPRECIATION
------------------------------------------------------------------------
*BRL       940,000     USD       423,170    06/21/06    $         (2,696)
 CAD       180,000     USD       154,423    06/21/06                 (62)
 CHF       410,000     USD       315,644    06/21/06              (1,575)
*CZK     2,800,000     USD       116,667    06/21/06              (3,343)
*EUR     3,330,000     USD     4,004,473    06/21/06             (51,161)
*GBP     1,890,000     USD     3,283,674    06/21/06              (3,433)
*HUF     8,430,000     USD        37,732    06/21/06                (851)
*IDR 1,088,000,000     USD       114,190    06/21/06              (3,413)
*ILS       180,000     USD        38,195    06/21/06                (415)
 INR     7,000,000     USD       155,142    06/21/06              (1,361)
*JPY   717,850,000     USD     6,166,468    06/21/06              (1,118)
*NOK     2,070,000     USD       311,144    06/21/06              (6,360)
*PHP    13,990,000     USD       270,600    06/21/06              (1,688)
*PLN       645,000     USD       196,645    06/21/06              (3,094)
*RUB     2,300,000     USD        81,647    06/21/06              (1,352)
*SEK     3,050,000     USD       387,192    06/21/06              (6,898)
*SGD       190,000     USD       117,335    06/21/06                (628)
*THB     9,220,000     USD       232,984    06/21/06              (3,944)
*USD     1,482,977     AUD     2,050,000    06/21/06             (17,273)
*USD     4,095,798     JPY   474,970,000    06/21/06             (14,975)
*USD     1,545,317     GBP       880,000    06/21/06             (14,812)
 USD       406,345     MXN     4,320,000    06/21/06             (11,765)
*USD       150,897     NZD       230,000    06/21/06             (10,103)
*USD       408,280     PLN     1,290,000    06/21/06              (8,800)
*USD       339,293     COP   768,780,000    06/21/06              (4,327)
*USD       366,542     CLP   191,290,000    06/21/06              (3,064)
*USD        79,118     HUF    16,860,000    06/21/06              (1,952)
*USD       307,519     TRY       420,000    06/21/06                (508)
*USD       474,886     ZAR     2,940,000    06/21/06                (394)
*USD       403,445     BRL       890,000    06/21/06                (232)
 USD       359,621     CNY     2,820,000    09/20/06              (2,271)
*ZAR     2,940,000     USD       472,508    06/21/06              (1,983)
                                                        ----------------
                                                                (185,851)
Net Unrealized Appreciation (Depreciation)              $        (34,636)
                                                        ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Government Treasuries                                            23.8%
Financial Services                                                    22.5
U.S. Government Agencies                                               6.1
Insurance                                                              5.2
Banks                                                                  4.4
Broadcasting & Media                                                   3.1
Telecommunications                                                     3.0
Drugs                                                                  2.4
Electric Utilities                                                     2.4
Real Estate Investment Trusts                                          2.3
Energy Sources                                                         2.1
Food, Beverage & Tobacco                                               1.9
Energy Services                                                        1.7
Repurchase Agreements                                                  1.3
Leisure & Tourism                                                      1.2
Foreign Government                                                     1.0
Health Services                                                        1.0
Aerospace & Military Technology                                        0.8
Automotive                                                             0.8
Computers & Business Equipment                                         0.8
Real Estate Companies                                                  0.8
Retail                                                                 0.8
Business Services                                                      0.7
Computer Software                                                      0.7
Apparel & Textiles                                                     0.6
Forest Products                                                        0.6
Gas & Pipeline Utilities                                               0.6
Medical Products                                                       0.6
Metals & Minerals                                                      0.6
Multi-Industry                                                         0.6
Chemicals                                                              0.5
Household & Personal Products                                          0.5
Housing & Household Durables                                           0.5
Transportation                                                         0.5
Computer Services                                                      0.4
Entertainment Products                                                 0.4
Internet Content                                                       0.4
Appliances & Household Durables                                        0.3
Machinery                                                              0.2
Municipal Bonds                                                        0.2
Plastic                                                                0.2
Communication Equipment                                                0.1
Education                                                              0.1
Electrical Equipment                                                   0.1
Electronics                                                            0.1
Telephone                                                              0.1
                                                                      ----
                                                                      99.0%
                                                                      ====

CREDIT QUALITY+#

Government - Treasury                                                 30.0%
Government - Agency                                                    6.0
AAA                                                                   14.1
AA                                                                     1.2
A                                                                     17.4
BBB                                                                   23.9
BB                                                                     2.2
B                                                                      0.8
CCC                                                                    0.1
BELOW C                                                                0.1
Not Rated@                                                             4.2
                                                                     -----
                                                                     100.0%
                                                                     =====

*    Calculated as a percentage of net assets.
@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
MULTI-MANAGED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 15.7%

CONSUMER DISCRETIONARY -- 1.2%

APPAREL & TEXTILES -- 0.4%
Coach, Inc.+                                                                                5,145   $      177,914
NIKE, Inc.                                                                                  5,475          465,922

AUTOMOTIVE -- 0.2%
Advanced Auto Parts, Inc.                                                                   8,367          348,402

RETAIL -- 0.6%
CVS Corp.                                                                                   5,100          152,337
Federated Department Stores, Inc.                                                           1,470          107,310
J.C. Penney Co., Inc.                                                                       3,160          190,896
Lowe's Cos., Inc.                                                                           4,680          301,579
Wal-Mart Stores, Inc.                                                                       5,200          245,648
Walgreen Co.                                                                                1,200           51,756
                                                                                                    --------------
                                                                                                         2,041,764
                                                                                                    --------------
CONSUMER STAPLES -- 1.4%

FOOD, BEVERAGE & TOBACCO -- 0.9%
Campbell Soup Co.                                                                           5,600          181,440
Coca-Cola Co.                                                                               2,400          100,488
Diageo PLC Sponsored ADR                                                                    3,300          209,319
H.J. Heinz Co.                                                                              1,700           64,464
Kraft Foods, Inc.                                                                           7,300          221,263
Kroger Co.+                                                                                 9,900          201,564
PepsiCo, Inc.                                                                               4,600          265,834
Tim Hortons, Inc.                                                                             735           19,514
Whole Foods Market, Inc.                                                                    4,385          291,340

HOUSEHOLD & PERSONAL PRODUCTS -- 0.5%
Clorox Co.                                                                                  1,500           89,775
Colgate-Palmolive Co.                                                                       3,800          216,980
Kimberly-Clark Corp.                                                                        1,300           75,140
Procter & Gamble Co.                                                                        7,600          437,912
                                                                                                    --------------
                                                                                                         2,375,033
                                                                                                    --------------
ENERGY -- 1.5%

ENERGY SERVICES -- 0.9%
Baker Hughes, Inc.                                                                          2,300          157,320
BJ Services Co.                                                                             7,225          249,985
Schlumberger, Ltd.                                                                          2,000          253,140
Southern Co.                                                                                3,900          127,803
Suncor Energy, Inc.                                                                         6,100          469,822
Valero Energy Corp.                                                                         3,395          202,953

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 0.6%
Amerada Hess Corp.                                                                            975   $      138,840
Chevron Corp.                                                                               2,500          144,925
ConocoPhillips                                                                              2,715          171,453
EOG Resources, Inc.                                                                         1,935          139,320
Exxon Mobil Corp.                                                                           4,800          292,128
Occidental Petroleum Corp.                                                                  1,545          143,144
XTO Energy, Inc.                                                                            2,000           87,140
                                                                                                    --------------
                                                                                                         2,577,973
                                                                                                    --------------
FINANCE -- 2.8%

BANKS -- 0.7%
Bank of America Corp.                                                                       2,900          132,066
Bank of New York Co., Inc.                                                                  2,900          104,516
Commerce Bancorp, Inc.                                                                      7,930          290,635
SunTrust Banks, Inc.                                                                          500           36,380
Wachovia Corp.                                                                              1,600           89,680
Wells Fargo & Co.                                                                           8,615          550,240

FINANCIAL SERVICES -- 0.6%
American Express Co.                                                                        4,885          256,707
Ameriprise Financial, Inc.                                                                    774           34,876
Citigroup, Inc.                                                                             3,200          151,136
Goldman Sachs Group, Inc.                                                                   2,430          381,413
J.P. Morgan Chase & Co.                                                                     2,700          112,428
SLM Corp.                                                                                   1,125           58,432

INSURANCE -- 1.5%
Aetna, Inc.                                                                                29,920        1,470,269
AFLAC, Inc.                                                                                 2,900          130,877
Berkshire Hathaway, Inc.+                                                                     184          554,208
CIGNA Corp.                                                                                   800          104,496
Hartford Financial Services Group, Inc.                                                     1,900          153,045
Marsh & McLennan Cos., Inc.                                                                 2,200           64,592
XL Capital, Ltd.                                                                            2,100          134,631
                                                                                                    --------------
                                                                                                         4,810,627
                                                                                                    --------------
HEALTHCARE -- 3.6%

DRUGS -- 2.3%
Abbott Laboratories                                                                         2,600          110,422
Amgen, Inc.+                                                                                1,600          116,400
Bristol-Myers Squibb Co.                                                                    5,000          123,050
Caremark Rx, Inc.+                                                                          1,500           73,770
Genentech, Inc.+                                                                            8,085          683,263
Genzyme Corp.+                                                                              2,500          168,050
Gilead Sciences, Inc.+                                                                     10,830          673,843
GlaxoSmithKline PLC                                                                         3,700          193,547
ImClone Systems, Inc.+                                                                      3,500          119,070
Invitrogen Corp.+                                                                           2,515          176,377
Kos Pharmaceuticals, Inc.+                                                                    500           23,885
Novartis AG ADR                                                                             5,600          310,464
Pfizer, Inc.                                                                                7,500          186,900

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Roche Holdings AG                                                                             902   $      134,298
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                         11,565          476,247
Wyeth                                                                                       6,700          325,084

HEALTH SERVICES -- 0.7%
Medco Health Solutions, Inc.+                                                               3,300          188,826
UnitedHealth Group, Inc.                                                                   15,810          883,146
Wellpoint, Inc.+                                                                            1,700          131,631

MEDICAL PRODUCTS -- 0.6%
Alcon, Inc.+                                                                                1,260          131,368
Baxter International, Inc.                                                                  2,900          112,549
Johnson & Johnson                                                                           3,900          230,958
MedImmune, Inc.+                                                                            2,200           80,476
Medtronic, Inc.                                                                             4,400          223,300
St. Jude Medical, Inc.+                                                                     3,200          131,200
Zimmer Holdings, Inc.+                                                                      2,800          189,280
                                                                                                    --------------
                                                                                                         6,197,404
                                                                                                    --------------
INDUSTRIAL & COMMERCIAL -- 1.4%

AEROSPACE & MILITARY TECHNOLOGY -- 0.4%
Boeing Co.                                                                                    600           46,758
General Dynamics Corp.                                                                      2,900          185,542
Lockheed Martin Corp.                                                                       2,300          172,799
Northrop Grumman Corp.                                                                      1,100           75,119
Raytheon Co.                                                                                2,900          132,936

BUSINESS SERVICES -- 0.3%
Automatic Data Processing, Inc.                                                             4,500          205,560
Fluor Corp.                                                                                 1,100           94,380
Monsanto Co.                                                                                3,200          271,200

ELECTRICAL EQUIPMENT -- 0.1%
Emerson Electric Co.                                                                        2,900          242,527

MACHINERY -- 0.2%
Caterpillar, Inc.                                                                           1,200           86,172
Deere & Co.                                                                                   600           47,430
Parker-Hannifin Corp.                                                                       1,900          153,159

MULTI-INDUSTRY -- 0.3%
General Electric Co.                                                                       13,600          473,008
Honeywell International, Inc.                                                               1,800           76,986

TRANSPORTATION -- 0.1%
Union Pacific Corp.                                                                         1,100          102,685
United Parcel Service, Inc.                                                                   900           71,442
                                                                                                    --------------
                                                                                                         2,437,703
                                                                                                    --------------
INFORMATION & ENTERTAINMENT -- 0.3%

BROADCASTING & MEDIA -- 0.1%
Comcast Corp.+                                                                              5,100          133,212

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

ENTERTAINMENT PRODUCTS -- 0.1%
Walt Disney Co.                                                                             4,700   $      131,083

LEISURE & TOURISM -- 0.1%
Harrah's Entertainment, Inc.                                                                1,880          146,565
                                                                                                    --------------
                                                                                                           410,860
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 2.7%

COMMUNICATION EQUIPMENT -- 0.1%
QUALCOMM, Inc.                                                                              5,000          253,050

COMPUTER SERVICES -- 0.2%
Sun Microsystems, Inc.+                                                                    51,795          265,708

COMPUTER SOFTWARE -- 0.7%
Activision, Inc.+                                                                           1,000           13,790
CA, Inc.*                                                                                   7,450          202,715
Electronic Arts, Inc.+                                                                     12,260          670,867
Microsoft Corp.                                                                            11,700          318,357
Oracle Corp.+                                                                               3,700           50,653

COMPUTERS & BUSINESS EQUIPMENT -- 0.8%
Apple Computer, Inc.+                                                                      16,845        1,056,519
Dell, Inc.+                                                                                 1,200           35,712
Hewlett-Packard Co.                                                                         3,200          105,280
International Business Machines Corp.                                                       1,100           90,717

ELECTRONICS -- 0.1%
Advanced Micro Devices, Inc.+                                                               1,900           63,004
Intel Corp.                                                                                 4,400           85,140
Texas Instruments, Inc.                                                                     2,700           87,669

INTERNET CONTENT -- 0.4%
eBay, Inc.+                                                                                13,395          523,209
Yahoo!, Inc.+                                                                               5,890          190,011

TELECOMMUNICATIONS -- 0.4%
BellSouth Corp.                                                                             3,000          103,950
Corning, Inc.+                                                                              7,700          207,207
Motorola, Inc.                                                                              8,000          183,280
Sprint Corp.                                                                                2,900           74,936
Verizon Communications, Inc.                                                                2,900           98,774
                                                                                                    --------------
                                                                                                         4,680,548
                                                                                                    --------------
MATERIALS -- 0.4%

CHEMICALS -- 0.2%
Potash Corp. of Saskatchewan, Inc.                                                            600           52,854
Praxair, Inc.                                                                               2,300          126,845
Syngenta AG+                                                                                1,053          147,976

METALS & MINERALS -- 0.2%
Barrick Gold Corp.                                                                          3,200           87,168
Newmont Mining Corp.                                                                        4,300          223,127
                                                                                                    --------------
                                                                                                           637,970
                                                                                                    --------------

                                                                                                             VALUE
                                                                                            SHARES          (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.4%

ELECTRIC UTILITIES -- 0.3%
AES Corp.+                                                                                      16,070   $      274,154
Dominion Resources, Inc.                                                                           200           13,806
PG&E Corp.                                                                                       3,900          151,710
Progress Energy, Inc.                                                                            2,300          101,154

TELEPHONE -- 0.1%
AT&T, Inc.                                                                                       6,400          173,056
                                                                                                         --------------
                                                                                                                713,880
                                                                                                         --------------
TOTAL COMMON STOCK (cost $22,760,434)                                                                        26,883,762
                                                                                                         --------------
PREFERRED STOCK -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
General Electric Capital Corp. 4.50%(10)                                                         2,000           45,600

INSURANCE -- 0.0%
Endurance Specialty Holdings, Ltd. 7.75%                                                         1,500           36,330
                                                                                                         --------------
                                                                                                                 81,930
                                                                                                         --------------
U.S. GOVERNMENT AGENCIES -- 0.0%

U.S. GOVERNMENT AGENCIES -- 0.0%
Federal National Mtg. Assoc., Series O 7.07%(9)                                                    468           25,506
                                                                                                         --------------
TOTAL PREFERRED STOCK (cost $112,974)                                                                           107,436
                                                                                                         --------------

                                                                                          PRINCIPAL
                                                                                            AMOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 14.7%

FINANCE -- 14.3%

BANKS -- 0.1%
Banc of America Large Loan, Inc., Series 2006-277A PAA 5.27%
  due 10/10/45*(3)(5)(12)                                                               $      145,000          141,147

FINANCIAL SERVICES -- 14.2%
Aesop Funding II LLC, Series 2003-3A A3 3.72% due 07/20/09*                                    550,000          532,665
Aesop Funding II LLC, Series 2005-1A 1A 3.95% due 04/20/08*                                    750,000          730,456
Argent Securities, Inc. Series 2006-W2 A2B 5.01% due 03/25/36(9)                                90,000           89,999
Asset Securitization Corp., Series 1997-D5 A1C 6.75% due 02/14/43(5)                            85,000           86,738
Banc America Commercial Mtg. Inc., Series 2005-6 D 5.35% due 09/10/47(5)(12)                    45,000           43,135
Banc America Commercial Mtg. Inc., Series 2005-6 F 5.35% due 09/10/47(5)(12)                    90,000           85,767
Banc America Commercial Mtg. Inc.,Series 2005 6 A4 5.35% due 09/10/47(5)(12)                   105,000          102,289
Bank of America Mtg. Securities, Inc., Series 2004-J 2A1 4.79% due 11/25/34(5)(12)             302,370          296,016
Bank of America Mtg. Securities, Inc., Series 2005-A 2A2 4.49% due 02/25/35(5)(12)           1,129,681        1,099,570
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6 A6 4.83%
  due 11/11/41(5)                                                                              930,000          882,526
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10 F 5.63%
  due 12/11/40(5)(12)                                                                           85,000           83,212
Capital One Auto Finance Trust, Series 2003-B A4 3.18% due 09/15/10                            990,000          972,088
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                     500,000          482,911
Capital One Prime Auto Receivable Trust, Series 2003-2 A4 2.88% due 06/15/10                   990,000          972,992
Citibank Credit Card Issuance Trust, Series 2003-A6 2.90% due 05/17/10                         990,000          944,529

                                                                                          PRINCIPAL          VALUE
                                                                                           AMOUNT           (NOTE 2)
-----------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citibank Credit Card Issuance Trust, Series 2004-A4 3.20% due 08/24/09                  $      500,000   $      486,719
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.40%
  due 07/15/44(5)(12)                                                                          300,000          294,074
Commerical Mtg., Series 2004-LB2A A3 4.22% due 03/10/39*(5)                                    354,000          337,161
CS First Boston Mtg. Securities Corp., Series 1997-C1 A1C 7.24% due 06/20/29(5)                 69,545           70,221
CS First Boston Mtg. Securities Corp., Series 1997-C2 A3 6.55% due 01/17/35                    200,000          203,076
CS First Boston Mtg. Securities Corp., Series 2005-TF3A A2 5.03%
  due 11/15/20*(5)(9)                                                                          120,000          120,148
DLJ Mtg. Acceptance Corp., Series 1997-CF2 A1B 6.82% due 10/15/30*(5)                          256,725          260,200
Greenwich Capital Commercial Funding Corp., Series 2005 GG3 A4 4.80%
  due 08/10/42(5)                                                                              930,000          910,855
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(5)                          600,000          591,872
GSR Mtg. Loan Trust, Series 2005-AR2 1A2 4.62% due 04/25/35(5)(12)                             716,281          713,850
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                          915,000          882,315
Hertz Vehicle Financing LLC, Series 2004-1A A3 2.85% due 05/25/09*                           1,100,000        1,051,926
Household Automotive Trust, Series 2003-2 A4 3.02% due 12/17/10                                225,000          219,788
Household Automotive Trust, Series 2005-2 A2 4.16% due 09/17/08                                229,898          229,144
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX A3 4.18%
  due 01/12/37                                                                                 600,000          576,826
LB-UBS Commercial Mtg. Trust, Series 2001 C7 A5 6.13% due 12/15/30(5)                          240,000          247,724
Merrill Lynch Mtg. Trust, Series 2005-CIP1 A4 5.05% due 12/15/30(5)                            400,000          384,431
Merrill Lynch Mtg. Investors, Inc., Series 2005-A1 2A1 4.58% due 12/25/34(5)(12)               416,554          407,298
Merrill Lynch Mtg. Investors, Inc., Series 2005-A2 A2 4.49% due 02/25/35(5)(12)                924,825          898,275
Merrill Lynch Mtg. Investors, Inc., Series 2006-RM1W A2D 5.51% due 02/25/37(3)(12)              90,000           88,595
Morgan Stanley Capital I, Series 2005-T17 A5 4.78% due 12/13/41(5)                           1,390,000        1,319,577
Morgan Stanley Capital I, Series G 5.38% due 11/14/42(5)(12)                                    55,000           52,412
Mortgage It Trust, Series 2005-4 A1 5.10% due 10/25/35(5)(9)                                   906,111          906,557
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                       690,000          667,897
Nomura Asset Securities Corp., Series 1998-D6 A1C 6.69% due 03/15/30                           500,000          531,492
Peco Energy Transition Trust, Series 2001-A A1 6.52% due 12/31/10                              210,000          219,365
PP&L Transition Bond Co. LLC, Series 1999-1 A7 7.05% due 06/25/09                              160,932          162,996
Residential Asset Securities Corp., Series 2003-KS10 AI6 4.54% due 12/15/33                    230,000          222,818
USAA Auto Owner Trust, Series 2004-1 A4 2.67% due 10/15/10                                     990,000          963,026
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB A2 4.56% due 01/25/35(5)(12)        1,065,953        1,037,645
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2 2A2 4.55% due 03/25/35(5)(12)        842,034          820,129
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR4 2A2 4.53% due 04/25/35(5)(12)        762,704          744,119
WFS Financial Owner Trust, Series 2005-3 A2 4.11% due 06/17/08                                 285,802          284,982
                                                                                                         --------------
                                                                                                             24,401,141
                                                                                                         --------------
REAL ESTATE -- 0.4%

REAL ESTATE INVESTMENT TRUSTS -- 0.4%
IMPAC CMB Trust, Series 2005-4 1A1A 5.09% due 05/25/35(5)(9)                                   790,441          793,210
                                                                                                         --------------
TOTAL ASSET-BACKED SECURITIES (cost $25,973,812)                                                             25,246,763
                                                                                                         --------------

BONDS & NOTES -- 60.8%

CONSUMER DISCRETIONARY -- 1.8%

APPAREL & TEXTILES -- 0.2%
Mohawk Industries, Inc. 6.13% due 01/15/16                                                     450,000          445,557

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

APPLIANCES & HOUSEHOLD DURABLES -- 0.3%
D.R. Horton, Inc. 5.38% due 06/15/12                                               $       45,000   $       42,764
D.R. Horton, Inc. 5.63% due 09/15/14                                                      285,000          267,883
D.R. Horton, Inc. 6.88% due 05/01/13                                                      210,000          213,895

AUTOMOTIVE -- 0.6%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                        10,000            7,800
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                       180,000          174,421
DaimlerChrysler NA Holding Corp. 5.88% due 03/15/11                                       175,000          174,215
DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12                                        15,000           15,850
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                       475,000          555,694
Dura Operating Corp. 8.63% due 04/15/12                                                    13,000           10,693
Ford Motor Co. 6.63% due 10/01/28                                                          10,000            6,700
Ford Motor Co. 7.45% due 07/16/31                                                         145,000          107,662

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Centex Corp. 5.70% due 05/15/14                                                            80,000           77,375
Centex Corp. 7.50% due 01/15/12                                                           120,000          127,894
Centex Corp. 7.88% due 02/01/11                                                           220,000          237,024
Pulte Homes, Inc. 7.88% due 08/01/11                                                      160,000          172,845
Pulte Homes, Inc. 8.13% due 03/01/11                                                      185,000          199,728

RETAIL -- 0.2%
Staples, Inc. 7.38% due 10/01/12                                                          185,000          201,872
Wendy's International, Inc. 7.00% due 12/15/25                                            110,000          106,564
                                                                                                    --------------
                                                                                                         3,146,436
                                                                                                    --------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.7%
Altria Group, Inc. 7.00% due 11/04/13                                                     595,000          639,692
ConAgra Foods, Inc. 6.75% due 09/15/11                                                    300,000          311,790
Fosters Finance Corp. 6.88% due 06/15/11*                                                  15,000           15,752
Tyson Foods, Inc. 6.60% due 04/01/16                                                      215,000          212,358
                                                                                                    --------------
                                                                                                         1,179,592
                                                                                                    --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Massachusetts Institute of Technology 7.25% due 11/02/96                                  200,000          239,477
                                                                                                    --------------
ENERGY -- 2.3%

ENERGY SERVICES -- 0.8%
Consolidated Natural Gas Co. 5.38% due 11/01/06                                            17,000           16,997
Enterprise Products Operating LP 6.88% due 03/01/33                                        20,000           20,432
Hanover Compressor Co. 9.00% due 06/01/14                                                  15,000           16,125
Hilcorp Energy I LP 10.50% due 09/01/10*                                                   15,000           16,519
Keyspan Corp. 4.90% due 05/16/08                                                           76,000           75,175
Motiva Enterprises LLC 5.20% due 09/15/12*                                                290,000          285,500
PacifiCorp 6.38% due 05/15/08                                                             280,000          286,142
Petroleum Export Peloil 5.27% due 06/15/11*                                               299,828          296,117
Premcor Refining Group, Inc. 6.13% due 05/01/11                                           220,000          223,678
Premcor Refining Group, Inc. 6.75% due 02/01/11*                                           32,000           33,346
Seitel, Inc. 11.75% due 07/15/11                                                           20,000           22,750
Southern Energy, Inc. 7.90% due 07/15/09+(3)(4)                                            30,000                0

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 1.5%
Amerada Hess Corp. 7.13% due 03/15/33                                              $       17,000   $       18,549
Amerada Hess Corp. 7.88% due 10/01/29                                                     595,000          692,843
Canadian Oil Sands, Ltd. 5.80% due 08/15/13*                                               18,000           17,964
ConocoPhillips 7.00% due 03/30/29                                                          59,000           66,947
El Paso Production Holding Co. 7.75% due 06/01/13                                          35,000           36,269
Encore Acquisition Co. 6.00% due 07/15/15                                                   9,000            8,393
Encore Acquisition Co. 6.25% due 04/15/14                                                   6,000            5,745
NRG Energy, Inc. 7.25% due 02/01/14                                                        10,000           10,162
NRG Energy, Inc. 7.38% due 02/01/16                                                        35,000           35,744
Pemex Project Funding Master Trust 6.13% due 08/15/08                                     260,000          261,950
Pemex Project Funding Master Trust 6.63% due 06/15/35*                                  1,495,000        1,444,170
Sempra Energy 4.62% due 05/17/07                                                           31,000           30,724
Talisman Energy, Inc. 5.85% due 02/01/37                                                   15,000           14,101
                                                                                                    --------------
                                                                                                         3,936,342
                                                                                                    --------------

FINANCE -- 12.2%

BANKS -- 2.5%
ABN Amro Holding NV 6.52% due 11/08/12                                                     30,000           31,053
Banc One Corp. 8.00% due 04/29/27                                                          18,000           21,878
Bank of America Corp. 7.40% due 01/15/11                                                  600,000          648,495
BankBoston Capital Trust IV 5.46% due 06/08/28(9)                                          36,000           34,790
Caisse Nationale des Casisses d'Epargne et de Prevoyance 5.09% due
  06/30/06(9)                                                                              23,000           20,326
Charter One Bank 6.38% due 05/15/12                                                        83,000           87,027
Compass Bank 5.90% due 04/01/26                                                           100,000           97,812
First Maryland Capital II 5.30% due 02/21/27(9)                                            32,000           31,348
HSBC Bank USA 5.63% due 08/15/35                                                           15,000           13,935
Independence Community Bank Corp. 3.50% due 06/20/13(9)                                    16,000           15,308
J.P. Morgan Chase Bank NA 6.13% due 11/01/08                                               27,000           27,415
MBNA America Bank NA 5.38% due 01/15/08                                                   380,000          380,610
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                   650,000          651,639
Mizuho Financial Group Cayman, Ltd. 8.38% due 04/27/09(13)                                 35,000           37,275
National Westminster Bank 7.75% due 10/16/07(8)                                            13,000           13,416
NCNB Corp. 9.38% due 09/15/09                                                              80,000           89,548
Popular North America, Inc. 4.70% due 06/30/09                                             23,000           22,400
U.S. Bancorp 7.50% due 06/01/26                                                           245,000          285,964
UOB Cayman, Ltd. 5.80% due 03/15/16                                                        30,000           29,368
US Bank NA 3.90% due 08/15/08                                                               6,000            5,825
Wachovia Bank NA 5.60% due 03/15/16                                                       380,000          376,283
Wachovia Capital Trust III 5.80% due 03/15/11                                             435,000          427,378
Wachovia Corp. 4.88% due 02/15/14                                                         330,000          313,144
Wachovia Corp. 5.35% due 03/15/11                                                          12,000           11,953
Washington Mutual Bank FA 5.50% due 01/15/13                                               38,000           37,557
Wells Fargo & Co. 6.38% due 08/01/11                                                      385,000          401,449
World Savings Bank FSB 4.13% due 12/15/09                                                  72,000           69,068

FINANCIAL SERVICES -- 6.7%
Ameriprise Financial, Inc. 5.35% due 11/15/10                                              21,000           20,788
Ameriprise Financial, Inc. 5.65% due 11/15/15                                             355,000          349,941
Bae Systems Holdings, Inc. 4.75% due 08/15/10*                                             94,000           90,623
BHP Billiton Finance USA, Ltd. 5.00% due 12/15/10                                          30,000           29,494
CIT Group, Inc. 6.00% due 04/01/36                                                        330,000          317,579
Citigroup, Inc. 5.00% due 09/15/14                                                      1,479,000        1,415,551

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due
  04/01/12                                                                         $       34,000   $       36,040
Countrywide Home Loans, Inc. 4.13% due 09/15/09                                            20,000           19,117
Countrywide Home Loans, Inc. 5.50% due 08/01/06                                            61,000           61,083
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                                   720,000          688,915
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                                   460,000          480,393
Downey Financial Corp. 6.50% due 07/01/14                                                  30,000           29,910
Farmers Exchange Capital 7.05% due 07/15/28*                                              630,000          638,998
Ford Motor Credit Co. 5.70% due 01/15/10                                                  150,000          133,113
Ford Motor Credit Co. 5.80% due 01/12/09                                                   27,000           24,658
Ford Motor Credit Co. 7.00% due 10/01/13                                                   25,000           22,360
Ford Motor Credit Co. 7.38% due 10/28/09                                                  170,000          159,823
General Electric Capital Corp. 4.38% due 03/03/12                                          30,000           28,398
General Electric Capital Corp. 2.80% due 01/15/07                                          43,000           42,241
General Electric Capital Corp. 6.75% due 03/15/32                                          53,000           59,020
General Motors Acceptance Corp. 6.88% due 09/15/11                                         65,000           60,585
General Motors Acceptance Corp. 6.88% due 08/28/12                                        364,000          335,794
General Motors Acceptance Corp. 7.25% due 03/02/11                                         10,000            9,477
General Motors Acceptance Corp. 7.75% due 01/19/10                                         35,000           34,125
General Motors Acceptance Corp. 8.00% due 11/01/31                                         20,000           18,902
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                              380,000          398,391
Household Finance Corp. 6.38% due 10/15/11                                                870,000          902,722
HSBC Finance Corp. 6.75% due 05/15/11                                                     490,000          515,859
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                              1,535,000        1,475,440
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                250,000          262,804
Jefferies Group, Inc. 6.25% due 01/15/36                                                   35,000           32,848
Lehman Brothers Holdings, Inc. 4.50% due 07/26/10                                          30,000           28,913
Lehman Brothers Holdings, Inc. 5.50% due 04/04/16                                          47,000           46,076
Merrill Lynch & Co., Inc. 6.00% due 02/17/09                                              480,000          488,566
Morgan Stanley 4.75% due 04/01/14                                                       1,140,000        1,063,612
Morgan Stanley 6.75% due 04/15/11                                                         290,000          305,269
Overseas Private Investment Corp. 6.99% due 01/15/09                                       40,277           41,427
PNC Funding Corp. 5.13% due 12/14/10                                                       30,000           29,628
PNC Funding Corp. 5.75% due 08/01/06                                                       39,000           39,061
Pricoa Global Funding I 4.63% due 06/25/12*                                                15,000           14,245
Residential Capital Corp. 6.38% due 06/30/10*                                              62,000           62,460
Residential Capital Corp. 6.88% due 06/30/15*                                              24,000           25,020
SB Treasury Co. LLC 9.40% due 06/30/08*(8)                                                480,000          516,459
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                                46,000           44,429
Transamerica Finance Corp. 6.40% due 09/15/08                                              16,000           16,337
Xlliac Global Funding 4.80% due 08/10/10*                                                  25,000           24,233

INSURANCE -- 3.0%
ACE Capital Trust II 9.70% due 04/01/30                                                   400,000          532,638
ACE INA Holdings, Inc. 5.88% due 06/15/14                                                  50,000           50,093
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                 140,000          141,501
Aegon NV 5.09% due 04/15/06(8)                                                             33,000           29,040
Allstate Corp. 5.95% due 04/01/36                                                          71,000           69,158
Allstate Corp. 7.20% due 12/01/09                                                          38,000           40,159
Allstate Financing II 7.83% due 12/01/45                                                   53,000           55,646
Ambac Financial Group, Inc. 5.95% due 12/05/35                                             15,000           14,473
Americo Life, Inc. 7.88% due 05/01/13*                                                     22,000           22,175
Chubb Corp. 6.00% due 11/15/11                                                             21,000           21,415

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Equitable Cos., Inc. 7.00% due 04/01/28                                            $      160,000   $      177,306
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                         55,000           52,902
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                     385,000          426,087
Florida Windstorm Underwriting Assoc. 7.13% due 02/25/19*                                 350,000          388,146
Genworth Financial, Inc. 4.75% due 06/15/09                                                30,000           29,439
ING Groep NV 5.78% due 12/08/15(8)                                                         18,000           17,509
Jackson National Life Insurance Co. 8.15% due 03/15/27*                                    49,000           58,801
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                          320,000          328,383
Markel Corp. 7.35% due 08/15/34                                                             7,000            7,218
Metropolitan Life Global Funding 4.63% due 08/19/10*                                       15,000           14,507
Metropolitan Life Global Funding I 4.25% due 07/30/09*                                     33,000           32,130
MIC Financing Trust I Pass Through 8.38% due 02/01/27*                                     13,000           13,202
Montpelier Re Holdings, Ltd. 6.13% due 08/15/13                                            21,000           19,997
Ohio Casualty Corp. 7.30% due 06/15/14                                                     33,000           34,397
Protective Life Secured Trust 4.00% due 04/01/11                                          390,000          364,444
ReliaStar Financial Corp. 8.00% due 10/30/06                                              250,000          253,554
Selective Insurance Group, Inc. 6.70% due 11/01/35                                         15,000           14,440
St Paul Travelers Cos., Inc. 5.50% due 12/01/15                                            35,000           34,236
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                           260,000          259,591
Torchmark Corp. 6.25% due 12/15/06                                                        210,000          210,640
Travelers Property Casualty Corp. 3.75% due 03/15/08                                       90,000           87,607
Travelers Property Casualty Corp. 6.38% due 03/15/33                                      330,000          334,463
Unitrin, Inc. 4.88% due 11/01/10                                                          295,000          284,407
W.R. Berkley Capital Trust 8.20% due 12/15/45                                             380,000          385,853
W.R. Berkley Corp. 5.60% due 05/15/15                                                     210,000          202,586
XL Capital, Ltd. 5.25% due 09/15/14                                                       165,000          156,156
                                                                                                    --------------
                                                                                                        20,787,290
                                                                                                    --------------

HEALTHCARE -- 0.4%

DRUGS -- 0.1%
Genentech, Inc. 5.25% due 07/15/35*                                                        76,000           68,368
Merck & Co., Inc. 2.50% due 03/30/07                                                       24,000           23,350
Teva Pharmaceutical Finance LLC 6.15% due 02/01/36                                         18,000           16,965
Wyeth 6.95% due 03/15/11                                                                   20,000           21,204

HEALTH SERVICES -- 0.3%
HCA, Inc. 6.95% due 05/01/12                                                               35,000           35,338
Humana, Inc. 7.25% due 08/01/06                                                           440,000          441,841
Psychiatric Solutions, Inc. 7.75% due 07/15/15                                             20,000           20,350
Universal Hospital Services, Inc. 10.13% due 11/01/11                                      15,000           15,563

MEDICAL PRODUCTS -- 0.0%
Boston Scientific Corp. 6.25% due 11/15/35                                                 33,000           33,718
MEDIQ/PRN Life Support Services 11.00% due 06/01/08+                                       25,000                0
                                                                                                    --------------
                                                                                                           676,697
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 1.0%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
Goodrich Corp. 7.50% due 04/15/08                                                         170,000          176,362
Raytheon Co. 4.85% due 01/15/11                                                            30,000           29,149
Raytheon Co. 6.75% due 08/15/07                                                            45,000           45,705

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 0.4%
Affinity Group, Inc. 9.00% due 02/15/12                                            $       10,000   $       10,050
Aramark Services, Inc. 7.00% due 05/01/07                                                  37,000           37,464
Dole Food, Inc. 8.88% due 03/15/11                                                          5,000            4,950
Dun & Bradstreet Corp. 5.50% due 03/15/11                                                  10,000            9,940
First Data Corp. 3.38% due 08/01/08                                                        18,000           17,202
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                 510,000          504,445
Monitronics International, Inc. 11.75% due 09/01/10                                        20,000           20,050
Pactiv Corp. 7.95% due 12/15/25                                                            65,000           71,521
Pitney Bowes, Inc. 4.75% due 01/15/16                                                      26,000           24,203
Rent-Way, Inc. 11.88% due 06/15/10                                                         14,000           14,630
Service Corp. International 6.75% due 04/01/16                                             15,000           14,850

MULTI-INDUSTRY -- 0.0%
Honeywell International, Inc. 5.40% due 03/15/16                                           10,000            9,871
Stanley Works Capital Trust I 5.90% due 12/01/45                                           20,000           18,473

TRANSPORTATION -- 0.4%
BNSF Funding Trust I 6.61% due 01/15/26                                                   325,000          318,572
Burlington Northern Santa Fe Corp. 7.29% due 06/01/36                                      32,000           37,102
Canadian National Railway Co. 6.38% due 10/15/11                                           30,000           31,329
CNF, Inc. 6.70% due 05/01/34                                                               25,000           24,533
Erac USA Finance Co. 7.95% due 12/15/09                                                    23,000           24,771
FedEx Corp., 6.72% due 01/15/22                                                           143,793          152,212
Norfolk Southern Corp. 5.59% due 05/17/25                                                  32,000           30,508
Ryder Systems, Inc. 5.00% due 06/15/12                                                     31,000           29,345
                                                                                                    --------------
                                                                                                         1,657,237
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 4.4%

BROADCASTING & MEDIA -- 3.0%
AOL Time Warner, Inc. 7.63% due 04/15/31                                                  390,000          424,844
Chancellor Media Corp. 8.00% due 11/01/08                                                 390,000          409,398
Charter Communications Holdings LLC 11.13% due 01/15/11                                    30,000           15,900
Clear Channel Communications, Inc. 5.00% due 03/15/12                                     130,000          120,373
Clear Channel Communications, Inc. 7.65% due 09/15/10                                     230,000          241,626
Comcast Cable Communications, Inc. 8.50% due 05/01/27                                      80,000           95,085
Comcast Corp. 5.65% due 06/15/35                                                          230,000          200,458
Comcast Corp. 6.45% due 03/15/37                                                           21,000           20,206
Comcast Corp. 6.50% due 11/15/35                                                          330,000          320,198
Cox Communications, Inc. 5.45% due 12/15/14                                               480,000          455,109
Cox Communications, Inc. 7.13% due 10/01/12                                                30,000           31,472
Cox Communications, Inc. 7.63% due 06/15/25                                                18,000           19,195
Cox Communications, Inc. 7.75% due 11/01/10                                               290,000          310,132
Knight-Ridder, Inc. 6.88% due 03/15/29                                                     15,000           14,057
Liberty Media Corp. 7.75% due 07/15/09                                                    370,000          388,432
News America, Inc. 6.20% due 12/15/34                                                     270,000          252,859
News America, Inc. 7.30% due 04/30/28                                                      15,000           15,591
Nexstar Finance, Inc. 7.00% due 01/15/14                                                   10,000            9,450
Omnicom Group, Inc. 5.90% due 04/15/16                                                     15,000           14,767
Paxson Communications Corp. 10.78% due 04/15/06(7)                                         50,000           49,500
Time Warner Co., Inc. 7.25% due 10/15/17                                                   14,000           14,981
Time Warner Entertainment Co., LP 8.38% due 03/15/23                                      458,000          517,829
Turner Broadcasting, Inc. 8.38% due 07/01/13                                              140,000          156,554
Univision Communications, Inc. 3.50% due 10/15/07                                          15,000           14,517
Univision Communications, Inc. 3.88% due 10/15/08                                         150,000          143,265

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
USA Interactive 7.00% due 01/15/13                                                 $      310,000   $      317,529
Viacom, Inc. 6.63% due 05/15/11                                                            31,000           31,999
Viacom, Inc. 7.88% due 07/30/30                                                           480,000          522,716
Young Broadcasting, Inc. 10.00% due 03/01/11                                               25,000           23,062

ENTERTAINMENT PRODUCTS -- 0.3%
Walt Disney Co. 5.38% due 06/01/07                                                        500,000          500,106

LEISURE & TOURISM -- 1.1%
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                       35,000           34,387
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                     71,313           67,898
Atlas Air, Inc., Series 1999-1 B Pass Through 7.63% due 01/02/15                           70,730           63,657
Atlas Air, Inc., Series 2000-1 A Pass Through 8.71% due 01/02/19                           18,283           18,969
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                               3,588            3,624
Brunswick Corp. 5.00% due 06/01/11                                                         24,000           22,854
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                   450,000          449,754
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19                    58,850           59,290
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11                     2,195            1,896
Continental Airlines, Inc., Series 991C Pass Through 6.95% due 08/02/09                     9,131            8,421
Delta Air Lines, Inc. 8.30% due 12/15/29(2)(14)                                            15,000            4,013
Delta Air Lines, Inc. 10.00% due 08/15/08(2)(14)                                           15,000            3,825
GTECH Holdings Corp. 4.50% due 12/01/09                                                   340,000          329,730
GTECH Holdings Corp. 4.75% due 10/15/10                                                   110,000          106,988
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                           190,000          188,077
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                           80,000           76,654
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                           370,000          401,507
Hilton Hotels Corp. 7.20% due 12/15/09                                                     14,000           14,546
MGM Mirage, Inc. 5.88% due 02/27/14                                                        35,000           32,987
Mohegan Tribal Gaming Authority 6.13% due 02/15/13                                         15,000           14,794
Royal Caribbean Cruises, Ltd. 6.88% due 12/01/13                                           18,000           18,507
                                                                                                    --------------
                                                                                                         7,573,588
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 2.0%

COMPUTER SERVICES -- 0.2%
Activant Solutions, Inc. 10.53% due 04/01/10*(9)                                            5,000            5,100
Electronic Data Systems Corp. 7.45% due 10/15/29                                          260,000          275,886

COMPUTER SOFTWARE -- 0.0%
Computer Sciences Corp. 3.50% due 04/15/08                                                 15,000           14,445
Oracle Corp. 5.00% due 01/15/11*                                                           32,000           31,254

ELECTRONICS -- 0.0%
Arrow Electronic, Inc. 6.88% due 06/01/18                                                  27,000           27,498

TELECOMMUNICATIONS -- 1.8%
America Movil SA de CV 6.38% due 03/01/35                                                  18,000           16,924
American Cellular Corp. 10.00% due 08/01/11                                                35,000           37,975
AT&T Broadband Corp. 8.38% due 03/15/13                                                   450,000          506,092
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                           860,000          942,616
Corning, Inc. 6.20% due 03/15/16                                                           18,000           17,999
Dobson Communications Corp. 8.85% due 04/16/06                                             10,000            9,925
GTE Corp. 6.94% due 04/15/28                                                               24,000           24,102

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
ICO North America, Inc. 7.50% due 08/15/09(3)(4)(15)                               $        5,000   $        6,350
LCI International, Inc. 7.25% due 06/15/07                                                 65,000           65,650
New England Telephone & Telegraph Co. 7.88% due 11/15/29                                   15,000           15,871
SBC Communications, Inc. 5.30% due 11/15/10                                               330,000          325,663
Sprint Capital Corp. 6.13% due 11/15/08                                                   180,000          183,192
Sprint Capital Corp. 6.88% due 11/15/28                                                   214,000          220,791
Sprint Capital Corp. 7.63% due 01/30/11                                                   290,000          313,634
Sprint Capital Corp. 8.38% due 03/15/12                                                   280,000          316,372
Verizon New England, Inc. 6.50% due 09/15/11                                               15,000           15,228
Verizon New York, Inc. 6.88% due 04/01/12                                                  12,000           12,326
                                                                                                    --------------
                                                                                                         3,384,893
                                                                                                    --------------

MATERIALS -- 0.9%

CHEMICALS -- 0.3%
BCI US Finance Corp. 10.01% due 07/15/10*(9)                                               50,000           51,000
Cytec Industries, Inc. 4.60% due 07/01/13                                                 225,000          200,993
Cytec Industries, Inc. 5.50% due 10/01/10                                                 150,000          146,683
du Pont (E.I.) de Nemours & Co. 4.13% due 04/30/10                                          6,000            5,715
ICI Wilmington, Inc. 7.05% due 09/15/07                                                    36,000           36,622
Lubrizol Corp. 4.63% due 10/01/09                                                          15,000           14,533
Sociedad Quimica y Minera de Chile SA 6.13% due 04/15/16*(3)                               30,000           29,986

FOREST PRODUCTS -- 0.3%
AEP Industries, Inc. 7.88% due 03/15/13                                                     5,000            5,025
Consumers International, Inc. 10.25% due 04/01/05+(3)(4)                                   20,000                0
Neenah Paper, Inc. 7.38% due 11/15/14                                                      10,000            9,400
Pliant Corp. 11.13% due 09/01/09(2)(14)                                                    24,000           25,260
Temple-Inland, Inc. 6.63% due 01/15/18                                                    390,000          398,114

METALS & MINERALS -- 0.1%
Barrick Gold Finance, Inc. 7.50% due 05/01/07                                              22,000           22,483
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                             15,000           14,437
Inco, Ltd. 7.75% due 05/15/12                                                             170,000          184,374
Newmont Mining Corp. 8.63% due 05/15/11                                                    15,000           16,931
Phelps Dodge Corp. 6.13% due 03/15/34                                                      17,000           15,873

PLASTIC -- 0.2%
Sealed Air Corp. 5.38% due 04/15/08*                                                      275,000          273,293
Sealed Air Corp. 5.63% due 07/15/13*                                                       65,000           63,174
                                                                                                    --------------
                                                                                                         1,513,896
                                                                                                    --------------

MUNICIPAL BONDS -- 0.2%

MUNICIPAL BONDS -- 0.2%
Phoenix, Arizona Civic Improvement Corp. Excise Tax Revenue 6.30% due
  07/01/08                                                                                100,000          102,212
Southern California Public Power Authority Project, Series B 6.93% due
  05/15/17                                                                                125,000          140,703
                                                                                                    --------------
                                                                                                           242,915
                                                                                                    --------------

REAL ESTATE -- 2.7%

REAL ESTATE COMPANIES -- 0.8%
AMB Property LP 5.45% due 12/01/10                                                        415,000          410,759
EOP Operating LP 6.75% due 02/15/12                                                       240,000          250,156

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE COMPANIES (CONTINUED)
EOP Operating LP 7.00% due 07/15/11                                                $       30,000   $       31,565
ERP Operating LP 5.38% due 08/01/16                                                        17,000           16,425
Liberty Property LP 7.25% due 03/15/11                                                    200,000          212,643
Liberty Property LP 8.50% due 08/01/10                                                    220,000          242,571
Mack-Cali Realty LP 5.80% due 01/15/16                                                     15,000           14,647
Regency Centers LP 4.95% due 04/15/14                                                     130,000          122,098
Susa Partnership LP 6.95% due 07/01/06                                                     95,000           95,362

REAL ESTATE INVESTMENT TRUSTS -- 1.9%
Avalon Bay Communities, Inc. 7.50% due 12/15/10                                           410,000          441,418
Brandywine Operating Partnership LP 5.75% due 04/01/12                                    270,000          268,107
Brandywine Operating Partnership LP 6.00% due 04/01/16                                     17,000           16,824
Commercial Net Lease Realty 6.15% due 12/15/15                                             15,000           14,794
Developers Diversified Realty Corp. 5.00% due 05/03/10                                    540,000          525,248
Duke Realty LP 5.50% due 03/01/16                                                          15,000           14,554
Federal Realty Investment Trust 5.65% due 06/01/16                                        105,000          102,796
Heritage Property Investment Trust, Inc. 4.50% due 10/15/09                                15,000           14,383
Kimco Realty Corp. 5.58% due 11/23/15                                                     375,000          368,047
Reckson Operating Partnership LP 6.00% due 03/31/16                                       305,000          302,554
Regency Centers LP 5.25% due 08/01/15*                                                    180,000          171,438
Regency Centers LP 7.75% due 04/01/09                                                     110,000          118,008
Simon Property Group LP 4.60% due 06/15/10                                                215,000          207,321
Simon Property Group LP 5.10% due 06/15/15                                                200,000          189,178
Simon Property Group LP 5.38% due 06/01/11                                                250,000          246,332
Spieker Properties LP 7.65% due 12/15/10                                                  230,000          249,459
Vornado Realty LP 4.75% due 12/01/10                                                       15,000           14,355
                                                                                                    --------------
                                                                                                         4,661,042
                                                                                                    --------------

U.S. GOVERNMENT AGENCIES -- 5.6%

U.S. GOVERNMENT AGENCIES -- 5.6%
Federal Home Loan Bank 4.50% due 09/08/08                                                  70,000           69,124
Federal Home Loan Mtg. Corp. 3.00% due 03/15/17(5)                                        241,702          225,610
Federal Home Loan Mtg. Corp. 3.50% due 08/15/16(5)                                        111,070          105,925
Federal Home Loan Mtg. Corp. 4.45% due 03/06/08                                           130,000          128,385
Federal Home Loan Mtg. Corp. 4.50% due 04/01/19                                           347,730          332,162
Federal Home Loan Mtg. Corp. 5.00% due 06/15/31                                            89,269           87,558
Federal Home Loan Mtg. Corp. 5.00% due 05/01/34                                           277,461          264,483
Federal Home Loan Mtg. Corp. 5.00% due 06/01/34                                           173,350          165,242
Federal Home Loan Mtg. Corp. 5.00% due 08/01/35                                           146,309          139,243
Federal Home Loan Mtg. Corp. 5.00% due 11/01/35                                           248,605          236,598
Federal Home Loan Mtg. Corp. 5.00% due 04/01/36                                           150,000          142,719
Federal Home Loan Mtg. Corp. 5.13% due 12/15/13(5)                                         62,046           61,520
Federal Home Loan Mtg. Corp. 5.50% due 07/01/34                                           126,214          123,419
Federal Home Loan Mtg. Corp. 5.50% due 07/01/35                                           335,354          327,529
Federal Home Loan Mtg. Corp. 6.00% due 12/01/33                                           169,210          169,475
Federal Home Loan Mtg. Corp. 6.50% due 05/01/16                                            16,490           16,836
Federal Home Loan Mtg. Corp. 6.50% due 09/15/23                                            96,000           99,010
Federal Home Loan Mtg. Corp. 6.50% due 05/01/29                                            31,833           32,607
Federal Home Loan Mtg. Corp. 6.50% due 11/01/34                                            45,925           46,819
Federal Home Loan Mtg. Corp. 6.50% due 03/01/36                                            90,009           91,753
Federal Home Loan Mtg. Corp. 6.88% due 09/15/10                                           120,000          128,139
Federal Home Loan Mtg. Corp. 7.00% due 04/01/32                                            33,813           34,824

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp. 7.75% due 03/15/22(5)                                 $       10,075   $       10,063
Federal Home Loan Mtg. Corp. 8.50% due 11/01/08                                            17,299           17,363
Federal Home Loan Mtg. Corp. 8.50% due 12/01/19                                               425              452
Federal National Mtg. Assoc. 4.56% due 01/01/15                                           973,561          921,162
Federal National Mtg. Assoc. 4.75% due 12/15/10                                            15,000           14,744
Federal National Mtg. Assoc. 4.85% due 11/01/15                                           846,082          815,987
Federal National Mtg. Assoc. 5.00% due 03/01/18                                           106,282          103,828
Federal National Mtg. Assoc. 5.00% due 06/01/19                                            88,651           86,506
Federal National Mtg. Assoc. 5.00% due 03/01/34                                           336,044          320,488
Federal National Mtg. Assoc. 5.25% due 08/01/12                                            23,000           22,767
Federal National Mtg. Assoc. 5.50% due 04/03/06                                            89,901           89,880
Federal National Mtg. Assoc. 5.50% due 03/01/18                                            99,278           98,749
Federal National Mtg. Assoc. 5.50% due 07/01/19                                           118,529          117,850
Federal National Mtg. Assoc. 5.50% due 06/01/20                                           193,164          192,050
Federal National Mtg. Assoc. 5.50% due 12/01/33                                           256,625          250,997
Federal National Mtg. Assoc. 5.50% due 05/01/34                                            31,197           30,513
Federal National Mtg. Assoc. 5.50% due 06/01/34                                            79,389           77,608
Federal National Mtg. Assoc. 5.50% due 12/01/35                                           180,000          175,752
Federal National Mtg. Assoc. 5.93% due 02/01/11                                         1,237,780        1,270,184
Federal National Mtg. Assoc. 6.00% due 06/01/17                                            50,201           50,899
Federal National Mtg. Assoc. 6.00% due 12/01/33                                           141,257          141,332
Federal National Mtg. Assoc. 6.00% due 05/01/34                                           118,240          118,290
Federal National Mtg. Assoc. 6.00% due 08/01/34                                           109,236          109,317
Federal National Mtg. Assoc. 6.00% due 10/01/34                                           170,081          170,152
Federal National Mtg. Assoc. 6.00% due 06/01/35                                            27,557           27,566
Federal National Mtg. Assoc. 6.06% due 09/01/11                                           275,808          281,419
Federal National Mtg. Assoc. 6.27% due 11/01/07                                            76,079           76,536
Federal National Mtg. Assoc. 6.34% due 01/01/08                                            16,800           16,936
Federal National Mtg. Assoc. 6.36% due 07/01/08                                            95,849           96,891
Federal National Mtg. Assoc. 6.43% due 01/01/08                                            22,334           22,542
Federal National Mtg. Assoc. 6.50% due 08/01/16                                            38,582           39,505
Federal National Mtg. Assoc. 6.50% due 09/01/32                                           147,577          150,884
Federal National Mtg. Assoc. 6.50% due 04/01/34                                            79,758           81,380
Federal National Mtg. Assoc. 6.59% due 11/01/07                                            89,148           90,020
Federal National Mtg. Assoc. 8.00% due 09/25/06(5)                                            332              332
Government National Mtg. Assoc. 6.00% due 02/15/33                                        119,860          121,351
Government National Mtg. Assoc. 7.00% due 04/03/06                                         51,831           54,038
Government National Mtg. Assoc. 7.00% due 05/15/23                                          1,632            1,700
Government National Mtg. Assoc. 7.00% due 09/15/28                                          6,200            6,465
Government National Mtg. Assoc. 7.00% due 03/15/29                                         23,587           24,603
Government National Mtg. Assoc. 7.00% due 05/15/33                                         72,613           75,706
Government National Mtg. Assoc. 7.50% due 01/15/32                                         31,370           32,911
Government National Mtg. Assoc. 8.00% due 02/15/30                                          6,201            6,631
Government National Mtg. Assoc. 8.50% due 11/15/17                                          5,760            6,163
Government National Mtg. Assoc. 9.00% due 11/15/21                                          1,426            1,541
Government National Mtg. Assoc., Series 2005-74 HA 7.50% due 09/16/35                       2,985            3,126
Government National Mtg. Assoc., Series 2005-74 HB 7.50% due 09/16/35                      22,474           23,366
Government National Mtg. Assoc., Series 2005-74 HC 7.50% due 09/16/35                      13,625           14,267
Tennessee Valley Authority 4.65% due 06/15/35                                              36,000           32,237
                                                                                                    --------------
                                                                                                         9,524,029
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS -- 23.8%

U.S. TREASURIES -- 23.8%
United States Treasury Bond Strip zero coupon due 05/15/15                         $    5,500,000   $    3,518,653
United States Treasury Bonds 5.38% due 02/15/31                                           379,000          398,957
United States Treasury Bonds 6.25% due 08/15/23                                         1,350,000        1,531,090
United States Treasury Bonds 6.38% due 08/15/27                                         1,850,000        2,163,055
United States Treasury Bonds 6.88% due 08/15/25                                         1,300,000        1,586,914
United States Treasury Bonds 7.50% due 11/15/24                                           500,000          644,805
United States Treasury Bonds 7.63% due 02/15/25                                           500,000          653,554
United States Treasury Bonds 7.88% due 02/15/21                                           775,000        1,000,477
United States Treasury Bonds 11.25% due 02/15/15                                        1,500,000        2,177,929
United States Treasury Notes 2.25% due 02/15/07                                             2,000            1,956
United States Treasury Notes 2.63% due 05/15/08                                         2,000,000        1,912,188
United States Treasury Notes 2.63% due 03/15/09                                         5,050,000        4,748,182
United States Treasury Notes 2.75% due 07/31/06                                         1,000,000          993,633
United States Treasury Notes 3.13% due 09/15/08                                         2,000,000        1,922,032
United States Treasury Notes 3.25% due 08/15/08                                         5,000,000        4,825,000
United States Treasury Notes 3.38% due 02/28/07                                         1,700,000        1,677,422
United States Treasury Notes 3.63% due 07/15/09                                         1,325,000        1,277,072
United States Treasury Notes 3.63% due 01/15/10                                            32,000           30,678
United States Treasury Notes 3.88% due 05/15/10                                         1,716,000        1,653,807
United States Treasury Notes 4.00% due 02/15/14                                         2,650,000        2,498,661
United States Treasury Notes 4.00% due 02/15/15                                         2,100,000        1,968,011
United States Treasury Notes 4.25% due 10/15/10                                            30,000           29,299
United States Treasury Notes 4.50% due 11/15/10                                            15,000           14,798
United States Treasury Notes 4.50% due 02/28/11                                             8,000            7,883
United States Treasury Notes 4.50% due 02/15/16                                            21,000           20,424
United States Treasury Notes 4.63% due 02/29/08                                           122,000          121,509
United States Treasury Notes 5.00% due 08/15/11                                             8,000            8,070
United States Treasury Notes 5.63% due 05/15/08                                         2,500,000        2,539,160
United States Treasury Notes 6.50% due 10/15/06(1)                                        300,000          302,496
United States Treasury Notes 6.88% due 05/15/06                                           450,000          451,090
                                                                                                    --------------
                                                                                                        40,678,805
                                                                                                    --------------

UTILITIES -- 2.7%

ELECTRIC UTILITIES -- 2.1%
AEP Texas North Co. 5.50% due 03/01/13                                                    180,000          176,732
AES Corp. 7.75% due 03/01/14                                                               25,000           26,250
American Electric Power Co., Inc. 6.13% due 05/15/06                                       73,000           73,061
American Electric Power, Inc. 4.71% due 08/16/07                                           18,000           17,826
Arizona Public Service Co. 5.80% due 06/30/14                                             330,000          325,052
Calpine Corp. 8.75% due 07/15/13*(2)(14)                                                   80,000           73,400
Centerpoint Energy Houston Electric LLC 5.60% due 07/01/23                                 20,000           18,936
Centerpoint Energy, Inc. 5.88% due 06/01/08                                                30,000           30,153
Cleco Power LLC 6.50% due 12/01/35                                                         15,000           14,620
Commonwealth Edison Co. 5.90% due 03/15/36                                                 22,000           20,956
Consumers Energy Co. 4.25% due 04/15/08*                                                   30,000           29,258
Dominion Resources, Inc. 5.69% due 05/15/08                                                33,000           33,059
Duke Energy Corp. 4.20% due 10/01/08                                                       30,000           29,107
Duquesne Light Holdings, Inc. 6.25% due 08/15/35                                            9,000            8,371
Enersis SA 7.40% due 12/01/16                                                              70,000           73,670
Entergy Louisiana, Inc. 5.83% due 11/01/10                                                 45,000           44,450
Exelon Generation Co. LLC 5.35% due 01/15/14                                              400,000          388,287

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Florida Power & Light Co. 5.95% due 10/01/33                                       $       16,000   $       15,910
Indiantown Cogeneration LP 9.26% due 12/15/10                                              12,910           13,587
Midamerican Energy Holdings Co. 6.13% due 04/01/36                                        640,000          626,501
NSTAR 8.00% due 02/15/10                                                                  200,000          216,901
Pepco Holdings, Inc. 5.50% due 08/15/07                                                   340,000          340,036
PSE&G Power LLC 3.75% due 04/01/09                                                        155,000          147,064
PSE&G Power LLC 6.88% due 04/15/06                                                        210,000          210,073
PSE&G Power LLC 7.75% due 04/15/11                                                         15,000           16,296
PSI Energy, Inc. 6.12% due 10/15/35                                                        15,000           14,558
PSI Energy, Inc. 7.85% due 10/15/07                                                        48,000           49,597
Public Service Electric & Gas Co. 5.00% due 08/15/14                                       12,000           11,514
Puget Sound Energy, Inc. 5.20% due 10/01/15                                                47,000           44,947
Reliant Energy Resources Corp. 7.75% due 02/15/11                                          30,000           32,489
Reliant Energy, Inc. 9.50% due 07/15/13                                                    25,000           25,031
Southern California Edison Co. 5.63% due 02/01/36                                          18,000           16,849
Texas-New Mexico Power Co. 6.25% due 01/15/09                                             150,000          151,999
TXU Corp. 4.80% due 11/15/09                                                              280,000          268,999

GAS & PIPELINE UTILITIES -- 0.6%
Energen Corp. 7.63% due 12/15/10                                                          290,000          306,821
Kinder Morgan Finance Co. 5.70% due 01/05/16                                               18,000           17,537
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                        650,000          623,821
NGC Corp. Capital Trust 8.32% due 06/01/27                                                 35,000           30,800
Southern California Gas Co. 5.75% due 11/15/35                                             15,000           14,579

TELEPHONE -- 0.0%
Alltel Corp. 4.66% due 05/17/07                                                            32,000           31,786
GTE Northwest, Inc. 5.55% due 10/15/08                                                     15,000           14,904
Verizon New York, Inc. 7.38% due 04/01/32                                                  60,000           60,857
                                                                                                    --------------
                                                                                                         4,686,644
                                                                                                    --------------
TOTAL BONDS & NOTES (cost $105,289,380)                                                                103,888,883
                                                                                                    --------------

FOREIGN BONDS & NOTES -- 5.8%

CONSUMER DISCRETIONARY -- 0.0%

APPAREL & TEXTILES -- 0.0%
Bombardier Recreational Products 8.38% due 12/15/13                                        20,000           21,100

RETAIL -- 0.0%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                                  20,000           18,350
                                                                                                    --------------
                                                                                                            39,450
                                                                                                    --------------

CONSUMER STAPLES -- 0.3%

FOOD, BEVERAGE & TOBACCO -- 0.3%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                        270,000          310,500
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                       160,000          193,200
Diageo Capital PLC 4.38% due 05/03/10                                                      30,000           28,800
                                                                                                    --------------
                                                                                                           532,500
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

ENERGY -- 0.0%

ENERGY SOURCES -- 0.0%
Nexen, Inc. 5.88% due 03/10/35                                                     $       33,000   $       30,762
PTT Public Co., Ltd. 5.88% due 08/03/35*                                                   21,000           19,004
                                                                                                    --------------
                                                                                                            49,766
                                                                                                    --------------

FINANCE -- 2.6%

BANKS -- 1.1%
HBOS Capital Funding LP 6.85% due 03/29/49(13)                                             38,000           38,095
National Australia Bank, Ltd. 8.60% due 05/19/10                                          440,000          489,398
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                   330,000          362,976
Resona Bank, Ltd. 5.85% due 04/15/16*(8)                                                  515,000          499,719
Royal Bank of Scotland Group PLC 6.40% due 04/01/09                                       250,000          258,678
Scotland International Finance BV 7.70% due 08/15/10*                                     290,000          315,582

FINANCIAL SERVICES -- 0.8%
Aiful Corp. 4.45% due 02/16/10*                                                           340,000          323,886
Elan Finance PLC 7.75% due 11/15/11*                                                       19,000           18,003
Fosters Financial Corp. 5.88% due 06/15/35*                                                20,000           18,198
Nell AF SARL 8.38% due 08/15/15*                                                           25,000           24,812
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                  785,000          831,876

INSURANCE -- 0.7%
AXA SA 8.60% due 12/15/30                                                  EUR            490,000          626,314
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                        25,000           22,000
VTB Capital SA 6.25% due 06/30/35*                                                        350,000          347,813
XL Capital Finance PLC 6.50% due 01/15/12                                                 160,000          164,719
                                                                                                    --------------
                                                                                                         4,342,069
                                                                                                    --------------

FOREIGN GOVERNMENT BONDS -- 1.0%

FOREIGN GOVERNMENT -- 1.0%
Federal Republic of Brazil 5.49% due 07/05/06                              BRL            955,000          443,519
Federal Republic of Brazil 8.00% due 01/15/18                                              20,000           21,670
Federal Republic of Brazil 10.50% due 07/14/14                                             35,000           43,575
Province of Quebec 7.50% due 09/15/29                                                      41,000           50,961
Republic of Argentina 4.89% due 08/03/12(9)                                               595,000          486,412
Republic of Turkey 9.00% due 06/30/11                                                      35,000           39,156
Republic of Turkey 11.88% due 01/15/30                                                    100,000          154,375
Republic of Venezuela 8.50% due 10/08/14                                                   20,000           22,400
Republic of Venezuela 9.25% due 09/15/27                                                  150,000          190,575
Russian Federation 5.00% due 03/31/30*(7)                                                  20,000           21,875
Russian Federation 5.00% due 03/31/30(7)                                                  100,000          109,720
Russian Federation 8.25% due 03/31/10                                                      15,000           15,866
                                                                                                    --------------
                                                                                                         1,600,104
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 0.5%

AEROSPACE & MILITARY TECHNOLOGY -- 0.2%
SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*                                        316,050          320,035

MACHINERY -- 0.0%
Atlas Copco AB 6.50% due 04/01/08*                                                         15,000           15,294

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT**         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.3%
Tyco International Group SA 6.13% due 01/15/09                                     $       20,000   $       20,254
Tyco International Group SA 6.38% due 10/15/11                                            200,000          205,317
Tyco International Group SA 6.75% due 02/15/11                                            244,000          253,779
                                                                                                    --------------
                                                                                                           814,679
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Telenet Group Holding NV 11.50% due 06/15/14*(7)                                           39,000           32,614

INFORMATION TECHNOLOGY -- 0.8%

TELECOMMUNICATIONS -- 0.8%
British Telecommunications PLC 8.63% due 12/15/30                                          15,000           19,189
France Telecom SA 7.75% due 03/01/11                                                      470,000          513,292
France Telecom SA 8.50% due 03/01/31                                                      200,000          249,823
Telecom Italia Capital SA 5.25% due 11/15/13                                               30,000           28,425
Telecom Italia Capital SA 6.38% due 11/15/33                                               38,000           35,808
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                510,000          510,491
TELUS Corp. 7.50% due 06/01/07                                                             24,000           24,542
TELUS Corp. 8.00% due 06/01/11                                                             38,000           41,913
                                                                                                    --------------
                                                                                                         1,423,483
                                                                                                    --------------

MATERIALS -- 0.6%

FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                              15,000           15,075
Celulosa Arauco y Constitucion SA 5.13% due 07/09/13                                      525,000          496,103

METALS & MINERALS -- 0.3%
Inco, Ltd. 7.20% due 09/15/32                                                             358,000          370,955
Noranda, Inc. 8.38% due 02/15/11                                                           18,000           19,788
Teck Cominco, Ltd. 6.13% due 10/01/35                                                      15,000           14,113
                                                                                                    --------------
                                                                                                           916,034
                                                                                                    --------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
Brascan Corp. 8.13% due 12/15/08                                                           33,000           35,072
                                                                                                    --------------
TOTAL FOREIGN BONDS & NOTES (cost $9,669,503)                                                            9,785,771
                                                                                                    --------------

                                                                                       SHARES
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
iShares MSCI Japan Index Fund (cost $192,723)                                              14,300          205,920
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
Republic of Argentina Expires 12/15/33(11)                                                 76,232   $       74,898
Syngenta AG Expires 05/22/06                                                                1,053            1,325
                                                                                                    --------------
TOTAL RIGHTS (cost $66,013)                                                                                 76,223
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $164,064,839)                                              166,194,758
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.5%

U.S. GOVERNMENT AGENCIES -- 0.5%

Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06
  (cost $899,767)                                                                  $      900,000          899,767
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 1.3%

Agreement with State Street Bank & Trust Co., bearing interest at
  2.30%, dated 03/31/06, to be repurchased 04/03/06 in the amount of
  $410,079 and collateralized by $445,000 of United States Treasury
  Bonds, bearing interest at 4.50%, due 02/15/36 and having an
  approximate value of $421,081                                                           410,000          410,000
UBS Securities LLC Joint Repurchase Agreement(6)                                        1,695,000        1,695,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $2,105,000)                                                            2,105,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $167,069,606)@                                                      99.0%                      169,199,525
Other assets less liabilities --                                             1.0                         1,782,020
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $  170,981,545
                                                                           =====                    ==============

----------
+    Non-income producing security

* Securities exempt from registration under Rule 144A of the Securities Act of 1933. The portfolio has no rights to demand registration of these securities. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate value of these securities was $11,972,517 representing 7.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**   In United States dollars unless otherwise indicated.

@    See Note 3 for cost of investments on a tax basis.

(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  Bond in default

(3)  Fair valued security; see Note 2.

(4)  Illiquid security

(5)  Collateralized Mortgage Obligation

(6)  See Note 2 for details of Joint Repurchase Agreement

(7) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.

(8) Variable rate security--the rate reflected is as of March 31, 2006; maturity date reflects next reset date.

(9) Floating security where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.

(10) Security is a preferred stock where the dividend rate increases or steps up at a predetermined rate. The rate reflected is as of March 31, 2006.

(11) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.

(12) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.

(13) Perpetual maturity date. The maturity date shown represents the call date.

(14) Company has filed for Chapter 11 bankruptcy protection.

(15) To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may be substantially delay the sale of the security. In addition, this security may exhibit greater price volatility than securities for which secondary markets exists. As of March 31, 2006, the Multi-Managed Income portfolio held the following restricted security:

                                                                                    MARKET     VALUE AS A
                          ACQUISITION     PRINCIPAL    ACQUISITION     MARKET       VALUE       % OF NET
NAME                          DATE         AMOUNT         COST          VALUE     PER SHARE      ASSETS
---------------------------------------------------------------------------------------------------------
ICO North America, Inc.    08/11/05       $   5,000     $   5,000     $   6,350   $  127.00       0.0%
                                                                      =========                   ===

ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                             UNREALIZED
NUMBER OF                                     EXPIRATION     VALUE AT       VALUE AS OF     APPRECIATION
CONTRACTS   DESCRIPTION                          DATE       TRADE DATE    MARCH 31, 2006   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
  24 Long   U.S. Treasury 2 YR Note           June 2006    $ 4,903,780      $ 4,892,625    $      (11,155)
  20 Long   U.S. Treasury 5 YR Note           June 2006      2,090,998        2,088,750            (2,248)
   7 Long   U.S. Treasury Long Bond           June 2006        772,038          764,094            (7,944)
                                                                                           --------------
                                                                                           $      (21,347)
                                                                                           ==============

OPEN FOREIGN BOND FORWARD CONTRACTS

                                                DELIVERY      VALUE AT       VALUE AS OF      UNREALIZED
DESCRIPTION           PRINCIPAL AMOUNT            DATE       TRADE DATE     MARCH 31, 2006   APPRECIATION
---------------------------------------------------------------------------------------------------------
Kingdom of Sweden
3.00% due 07/12/16    SEK  (28,900,000)         04/24/06    $ (3,597,824)   $  (3,497,610)  $     100,214
                                                                                            =============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                           IN                        DELIVERY               GROSS UNREALIZED
    TO DELIVER                     EXCHANGE FOR                     DATE                   APPRECIATION
---------------------------------------------------------------------------------------------------------
*AUD    3,760,000               USD      2,766,111                06/21/06               $         77,795
*CLP  168,920,000               USD        325,315                06/21/06                          4,343
*COP  265,860,000               USD        117,950                06/21/06                          2,112
*NZD      350,000               USD        232,631                06/21/06                         18,379
*TRY      100,000               USD         74,772                06/21/06                          1,674
 TWD    5,000,000               USD        156,666                06/21/06                          1,387
 USD      145,419               ARS        450,000                06/21/06                            196
 USD      314,158               KRW    305,640,000                06/21/06                          1,018
*USD       80,254               NOK        530,000                06/21/06                          1,039
*USD      222,314               SGD        360,000                06/21/06                          1,194
*USD      235,107               THB      9,200,000                06/21/06                          1,308
*USD      116,605               ILS        550,000                06/21/06                          1,368
 USD      114,623               SKK      3,590,000                06/21/06                          1,803
*USD      391,570               SEK      3,050,000                06/21/06                          2,520
*USD      672,166               PHP     34,710,000                06/21/06                          3,396
*USD      320,811               CZK      7,600,000                06/21/06                          4,929
*USD      469,211               RUB     13,190,000                06/21/06                          6,772
*USD      430,953               IDR  4,067,000,000                06/21/06                          8,651
*USD    3,827,450               EUR      3,150,000                06/21/06                          8,961
                                                                                         ----------------
                                                                                                  148,845
                                                                                         ================

     CONTRACT                           IN                        DELIVERY               GROSS UNREALIZED
    TO DELIVER                     EXCHANGE FOR                     DATE                   APPRECIATION
---------------------------------------------------------------------------------------------------------
*BRL       970,000              USD        436,793                06/21/06               $         (2,665)
 CAD       180,000              USD        154,423                06/21/06                            (62)
 CHF       410,000              USD        315,644                06/21/06                         (1,575)
*CZK     2,800,000              USD        116,667                06/21/06                         (3,343)
*EUR     3,200,000              USD      3,848,816                06/21/06                        (48,489)
*GBP     1,880,000              USD      3,266,321                06/21/06                         (3,394)
*HUF     8,390,000              USD         37,553                06/21/06                           (847)
*IDR 1,204,000,000              USD        126,364                06/21/06                         (3,777)
*ILS       190,000              USD         40,317                06/21/06                           (438)
 INR     6,900,000              USD        152,926                06/21/06                         (1,342)
*JPY   725,880,000              USD      6,235,080                06/21/06                         (1,498)
*NOK     2,060,000              USD        309,631                06/21/06                         (6,340)
*PHP    14,810,000              USD        286,460                06/21/06                         (1,787)
*PLN       635,000              USD        193,594                06/21/06                         (3,049)
*RUB     2,450,000              USD         86,972                06/21/06                         (1,440)
*SEK     3,050,000              USD        387,192                06/21/06                         (6,898)
*SGD       190,000              USD        117,335                06/21/06                           (628)
*THB     9,200,000              USD        232,476                06/21/06                         (3,938)
*USD     1,475,848              AUD      2,040,000                06/21/06                        (17,294)
*USD     4,179,845              JPY    484,780,000                06/21/06                        (14,737)
*USD     1,527,751              GBP        870,000                06/21/06                        (14,638)
 USD       420,454              MXN      4,470,000                06/21/06                        (12,174)
*USD       150,897              NZD        230,000                06/21/06                        (10,103)
*USD       405,115              PLN      1,280,000                06/21/06                         (8,732)
*USD       360,493              COP    816,600,000                06/21/06                         (4,692)
*USD       383,960              CLP    200,350,000                06/21/06                         (3,266)
 USD       380,025              CNY      2,980,000                06/21/06                         (2,401)
*USD        78,742              HUF     16,780,000                06/21/06                         (1,943)
*USD       307,527              TRY        420,000                06/21/06                           (516)
*USD       478,161              ZAR      2,960,000                06/21/06                           (441)
*USD       428,377              BRL        945,000                06/21/06                           (246)
*ZAR     2,960,000              USD        475,791                06/21/06                         (1,929)
                                                                                         ----------------
                                                                                                 (184,622)
Net Unrealized Appreciation (Depreciation)                                               $        (35,777)
                                                                                         ================

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

ARS -- Argentine Peso
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
CHF -- Swiss Franc
CLP -- Chilean Peso
CNY -- Yuan Renminbi
COP -- Colombian Peso
CZK -- Czech Koruna
EUR -- Euro
GBP -- Pound Sterling
HUF -- Hungarian Forint
IDR -- Indonesian Rupiah
ILS -- Israeli Shekel
INR -- Indian Rupee
JPY -- Japanese Yen
KRW -- South Korean Won
MXN -- Mexican Peso
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
PHP -- Philippine Peso
PLN -- Polish Zloty
RUB -- Russian Ruble
SEK -- Swedish Krona
SGD -- Singapore Dollar
SKK -- Slovakian Koruna
THB -- Thailand Baht
TRY -- Turkish Lira
TWD -- Taiwan Dollar
USD -- United States DollaR
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                          17.3%
Banks                                        7.6%
Energy Sources                               4.5%
Electronics                                  4.3%
Drugs                                        4.2%
Insurance                                    4.2%
Telecommunications                           4.2%
Retail                                       4.0%
Metals & Minerals                            3.9%
Food, Beverage & Tobacco                     3.9%
U.S. Government Agencies                     3.8%
Energy Services                              3.3%
Business Services                            2.4%
Computers & Business Equipment               2.4%
Automotive                                   2.3%
Medical Products                             2.1%
Leisure & Tourism                            1.9%
Broadcasting & Media                         1.9%
Computer Software                            1.9%
Health Services                              1.7%
Transportation                               1.7%
Electric Utilities                           1.6%
Aerospace & Military Technology              1.4%
Chemicals                                    1.4%
Machinery                                    1.4%
Multi-Industry                               1.3%
Apparel & Textiles                           1.0%
Real Estate Companies                        1.0%
Electrical Equipment                         0.9%
Internet Content                             0.9%
Real Estate Investment Trusts                0.9%
Gas & Pipeline Utilities                     0.8%
House & Personal Products                    0.8%
Household & Household Durables               0.8%
Computer Services                            0.5%
Entertainment Products                       0.5%
Forest Products                              0.5%
Internet Software                            0.4%
Communication Equipment                      0.3%
Telephone                                    0.3%
                                           -----
                                           100.2%
                                           =====

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ASSET ALLOCATION: DIVERSIFIED
GROWTH PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 82.5%

CONSUMER DISCRETIONARY -- 8.0%

APPAREL & TEXTILES -- 1.0%
Adidas-Salomon AG                                                                           1,041   $      205,870
Burberry Group PLC                                                                          8,292           66,774
Genesco, Inc.+                                                                             11,700          455,013
Industria de Diseno Textil SA                                                              10,692          412,684
K-Swiss, Inc., Class A                                                                      9,900          298,386
Kenneth Cole Productions, Inc., Class A                                                     2,000           55,400
Next PLC                                                                                   15,339          439,724
Phillips-Van Heusen                                                                         8,600          328,606
Puma AG                                                                                       110           41,652
Skechers USA, Inc., Class A+                                                               12,700          316,611
Steven Madden, Ltd.+                                                                       20,600          731,300
Stride Rite Corp.                                                                          10,100          146,248
Timberland Co., Class A+                                                                    3,500          119,805
Toray Industries, Inc.                                                                      7,000           57,332
UniFirst Corp.                                                                              3,600          119,592
Wolverine World Wide, Inc.                                                                  4,500           99,585

AUTOMOTIVE -- 2.2%
Aftermarket Technology Corp.+                                                               8,600          194,446
Aisin Seiki Co., Ltd.                                                                      10,300          400,799
Ansell, Ltd.                                                                               31,778          263,899
Astra International                                                                       146,000          180,753
Autobacs Seven Co., Ltd.                                                                    3,600          179,541
Autogrill SpA                                                                              23,601          350,074
Autoliv, Inc.                                                                               6,150          347,967
Bayerische Motoren Werke AG                                                                   900           49,571
Cummins, Inc.                                                                               9,050          951,155
Fiat SpA+                                                                                  41,062          517,514
Ford Otomotiv Sanayi A.S.                                                                   7,855           70,108
Goodyear Tire & Rubber Co.+                                                                18,000          260,640
Group 1 Automotive, Inc.+                                                                   3,600          171,144
Harris & Harris Group, Inc.+                                                               11,400          159,030
Honda Motor Co., Ltd.                                                                       3,500          216,780
Hyundai Mobis                                                                               1,860          164,636
Hyundai Motor Co.                                                                           1,040           87,452
Modine Manufacturing Co.                                                                   14,600          430,700
NOK Corp.                                                                                   6,000          161,597
PACCAR, Inc.                                                                                6,900          486,312
S.A. D'ieteren NV                                                                             281           84,077
Suzuki Motor Corp.                                                                          8,100          186,155
Toyota Motor Corp.                                                                         10,300          562,693
Volkswagen AG                                                                               7,475          564,440
Volvo AB, Class A                                                                          12,400          566,784
Yamaha Motor Co., Ltd.                                                                     38,800          959,286

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

HOUSING & HOUSEHOLD DURABLES -- 0.8%
Berkeley Group Holdings PLC+(13)                                                           30,479   $      627,507
Black & Decker Corp.                                                                        5,600          486,584
Land & Houses Public Co., Ltd. NVDR                                                       653,900          137,088
Lennar Corp., Class A                                                                       5,400          326,052
Select Comfort Corp.+                                                                       4,200          166,110
Sherwin-Williams Co.                                                                        7,100          351,024
Walter Industries, Inc.                                                                     2,200          146,564
Whirlpool Corp.                                                                             9,900          905,553
Wolseley PLC                                                                                1,996           49,035

RETAIL -- 4.0%
Aderans Co., Ltd.                                                                          10,200          299,847
American Eagle Outfitters, Inc.                                                            24,700          737,542
Barnes & Noble, Inc.                                                                       13,000          601,250
BJ's Wholesale Club, Inc.+                                                                  4,400          138,644
Bon-Ton Stores, Inc.                                                                        6,800          219,980
Buckle, Inc.                                                                                5,700          233,415
Casey's General Stores, Inc.                                                               20,400          466,548
Cato Corp., Class A                                                                         6,000          143,160
Charming Shoppes, Inc.+                                                                    10,600          157,622
Claire's Stores, Inc.                                                                       7,200          261,432
CNS, Inc.                                                                                  16,800          361,872
Colruyt SA                                                                                  1,204          180,341
Controladora Comercial Mexicana SA de C.V.                                                 55,700           95,361
Costco Wholesale Corp.                                                                      4,800          259,968
Dillard's, Inc., Class A                                                                    6,000          156,240
Dress Barn, Inc.+                                                                           5,300          254,135
Foschini Ltd.                                                                              25,839          244,162
GUS PLC                                                                                    19,142          350,864
Home Depot, Inc.(5)                                                                         9,800          414,540
Hyundai Dept Store Co., Ltd.                                                                2,980          278,493
Inchcape PLC                                                                               17,040          771,810
Itochu Corp.                                                                               81,000          695,760
J.C. Penney Co., Inc.                                                                       8,000          483,280
JD Group, Ltd.                                                                             15,820          239,654
Lawson, Inc.                                                                                1,200           45,166
Longs Drug Stores Corp.                                                                     4,600          212,888
Marks & Spencer Group PLC                                                                  33,755          326,364
Marubeni Corp.                                                                             48,000          251,215
Men's Wearhouse, Inc.+                                                                      4,900          176,106
Metro AG                                                                                    3,500          179,457
Mitsui & Co., Ltd.                                                                         71,000        1,026,695
Nordstrom, Inc.                                                                            31,300        1,226,334
Nu Skin Enterprises, Inc., Class A                                                         10,900          191,077
Office Depot, Inc.+                                                                         9,000          335,160
Pantry, Inc.+                                                                              11,000          686,290
Payless ShoeSource, Inc.+                                                                  22,500          515,025
Rent-A-Center, Inc.+                                                                        3,900           99,801
Smart & Final, Inc.+                                                                        7,400          121,286
Stein Mart, Inc.                                                                           13,680          238,306
SUPERVALU, Inc.                                                                             8,800          271,216
Too, Inc.+                                                                                  2,700           92,745

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Wal-Mart Stores, Inc.                                                                      19,300   $      911,732
Weis Markets, Inc.                                                                          1,100           49,027
Woolworths, Ltd.                                                                           63,818          860,292
                                                                                                    --------------
                                                                                                        31,519,754
                                                                                                    --------------

CONSUMER STAPLES -- 4.6%

FOOD, BEVERAGE & TOBACCO -- 3.8%
Altria Group, Inc.(8)                                                                      24,700        1,750,242
Axfood AB                                                                                   5,950          147,824
British American Tobacco PLC                                                               34,982          847,241
Carrefour SA                                                                                6,303          335,321
Chiquita Brands International, Inc.                                                        11,300          189,501
Coca-Cola Co.                                                                              11,200          468,944
Continental AG                                                                              4,913          540,904
Flowers Foods, Inc.                                                                         3,500          103,950
Fyffes, PLC (Dublin)                                                                       65,922          177,351
Fyffes, PLC (London)                                                                        6,344           17,084
Heineken NV                                                                                 9,277          352,110
Imperial Tobacco Group PLC                                                                  6,970          206,712
InBev NV                                                                                    2,493          116,918
Ito En, Ltd.                                                                                2,200           77,009
Japan Tobacco, Inc.                                                                           398        1,399,932
Kellogg Co.                                                                                14,250          627,570
Koninklijke Ahold NV+                                                                      13,166          103,549
Kroger Co.+                                                                                12,200          248,392
Meiji Dairies Corp.                                                                        77,000          450,094
Nash Finch Co.                                                                              9,000          269,100
Nestle SA                                                                                   1,784          529,596
Pepsi Bottling Group, Inc.                                                                 22,300          677,697
PepsiCo, Inc.                                                                              14,200          820,618
Pilgrim's Pride Corp.                                                                      13,700          296,879
Reynolds American, Inc.                                                                    10,300        1,086,650
Royal Numico NV+                                                                              819           36,236
Safeway, Inc.                                                                              19,600          492,352
Seaboard Corp.                                                                                240          382,560
Swedish Match AB                                                                           27,300          373,300
Tiger Brands                                                                               12,606          355,557
Toyo Suisan Kaisha, Ltd.                                                                   35,000          534,367
Unilever NV                                                                                 1,112           77,216
Universal Robina Corp.(9)                                                                 294,700          102,246
UST, Inc.                                                                                   7,750          322,400
Whole Foods Market, Inc.                                                                    9,900          657,756

HOUSEHOLD & PERSONAL PRODUCTS -- 0.8%
American Greetings Corp., Class A                                                           5,600          121,072
Chattem, Inc.+                                                                              3,400          128,010
Colgate-Palmolive Co.                                                                       8,400          479,640
Fancl Corp.                                                                                 1,000           20,603
Genlyte Group, Inc.+                                                                        2,600          177,164
Kimberly-Clark Corp.                                                                        9,500          549,100
Nobia AB                                                                                    2,500           64,839
Playtex Products, Inc.+                                                                    24,000          251,280

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Praktiker Bau-und Heimwerkermaerkte Holding AG                                              2,041   $       59,609
Procter & Gamble Co.                                                                       16,950          976,659
Reckitt Benckiser PLC                                                                       2,650           93,279
Scotts Miracle-Gro Co., Class A                                                             1,700           77,792
                                                                                                    --------------
                                                                                                        18,174,225
                                                                                                    --------------

ENERGY -- 7.7%

ENERGY SERVICES -- 3.2%
E.ON AG                                                                                     8,330          916,700
Equatorial Energia                                                                          8,300           53,889
Giant Industries, Inc.+                                                                    10,200          709,308
Helix Energy Solutions Group, Inc.                                                          4,300          162,970
MOL Magyar Olaj-es Gazipari GDR                                                             3,082          313,131
Norsk Hydro ASA                                                                             6,603          914,844
PetroChina Co., Ltd., Class H                                                             212,000          222,679
Repsol YPF SA                                                                               9,382          266,503
Royal Dutch Shell PLC, Class A ADR                                                         30,564          956,346
Royal Dutch Shell PLC, Class B                                                             49,131        1,597,942
RWE AG                                                                                      3,068          267,024
Scottish and Southern Energy PLC                                                            4,284           84,255
Shell Refining Co.                                                                         61,900          171,426
South Jersey Industries, Inc.                                                               6,100          166,347
Statoil ASA                                                                                38,100        1,098,770
Sunoco, Inc.                                                                               15,600        1,210,092
Tesoro Corp.                                                                               10,650          727,821
Total SA                                                                                    4,710        1,242,591
Valero Energy Corp.                                                                         7,190          429,818
Vector, Ltd.+                                                                              75,605          130,784
Veritas DGC, Inc.+                                                                         16,700          758,013
Western Refining, Inc.                                                                      4,100           88,642
Weststar Energy, Inc.                                                                       5,900          122,779

ENERGY SOURCES -- 4.5%
Addax Petroleum Corp.                                                                       1,800           43,156
BP, PLC                                                                                   135,770        1,559,211
Burlington Resources, Inc.                                                                 10,100          928,291
Chevron Corp.                                                                              27,500        1,594,175
China Petroleum and Chemical Corp.                                                        768,000          445,410
China Shenhua Energy Co., Ltd.                                                             81,500          142,851
ConocoPhillips                                                                             21,100        1,332,465
Core Laboratories NV+                                                                       4,300          204,465
Eni SpA                                                                                    49,478        1,407,858
Exxon Mobil Corp.(8)                                                                       77,180        4,697,175
Forest Oil Corp.+                                                                           1,600           59,488
Frontier Oil Corp.                                                                         17,500        1,038,625
Harvest Natural Resources, Inc.+                                                           13,300          129,276
Helmerich & Payne, Inc.                                                                     7,900          551,578
Holly Corp.                                                                                 6,600          489,192
Houston Exploration Co.+                                                                    2,400          126,480
KCS Energy, Inc.+                                                                           5,100          132,600
Lukoil Sponsored ADR                                                                        4,960          413,664
Marathon Oil Corp.                                                                          9,900          754,083

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Mariner Energy, Inc.                                                                        1,294   $       26,540
Occidental Petroleum Corp.                                                                  2,900          268,685
Oil States International, Inc.+                                                             3,100          114,235
Ormat Technologies, Inc.                                                                    2,700          102,870
Petroleo Brasileiro SA ADR (New York)                                                       5,850          467,123
Petroleo Brasileiro SA ADR (Frankfort)                                                      3,290          285,144
Petroleum Development Corp.+                                                                2,700          122,472
Saipem SpA                                                                                  8,640          199,879
Solarworld AG                                                                                  90           23,646
                                                                                                    --------------
                                                                                                        30,273,311
                                                                                                    --------------

FINANCE -- 16.9%

BANKS -- 7.5%
ABN AMRO Holdings NV                                                                        3,232           96,899
Allied Irish Banks PLC                                                                     16,798          400,822
Alpha Bank A.E.                                                                               890           32,874
Anchor Bancorp Wisconsin, Inc.                                                              3,300          100,023
Anglo Irish Bank Corp. PLC                                                                  4,439           73,160
Australia & New Zealand Banking Group, Ltd.                                                22,345          423,915
Bank of America Corp.(8)                                                                   43,289        1,971,381
Bank of Fukuoka, Ltd.                                                                      51,000          430,272
Bank of Ireland                                                                             7,643          141,711
Barclays PLC                                                                              121,773        1,424,912
Bayerische Hypo-und Vereinsbank AG+                                                         5,400          178,258
BNP Paribas SA                                                                             17,754        1,649,138
Chiba Bank, Ltd.                                                                           43,000          382,506
City Holding Co.                                                                            5,000          183,950
Colonial BancGroup, Inc.                                                                   11,900          297,500
Comerica, Inc.                                                                              8,850          513,034
Commerzbank AG                                                                             12,709          506,398
Corus Bankshares, Inc.                                                                     10,200          606,288
Daegu Bank                                                                                 16,140          301,504
DBS Group Holdings, Ltd.                                                                   89,141          899,216
Den Norke Bank ASA                                                                          8,600          115,807
Depfa Bank PLC                                                                             19,295          343,725
Deutsche Bank AG                                                                            2,456          280,516
First Bancorp                                                                              18,600          229,896
First Financial Bankshares, Inc.                                                            2,600           99,580
FirstFed Financial Corp.+                                                                   7,800          466,518
Flagstar Bancorp, Inc.                                                                      3,837           57,939
Fremont General Corp.                                                                      19,750          425,810
Hanmi Financial Corp.                                                                      12,200          220,332
HBOS PLC                                                                                   64,609        1,078,738
Independent Bank Corp.                                                                      5,500          156,475
KBC Bancassurance Holding                                                                  11,029        1,184,182
Keycorp                                                                                    10,900          401,120
Kookmin Bank                                                                                3,820          329,866
Krung Thai Bank, PCL+(1)                                                                  772,700          216,654
Macquarie Bank, Ltd.                                                                        5,652          261,713
Mitsubishi Tokyo Financial Group, Inc.+                                                        65          994,053
Mitsui Trust Holdings, Inc.                                                                 5,000           73,110

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Nara Bancorp, Inc.                                                                         20,950   $      367,672
Nordea Bank AB                                                                             89,000        1,099,859
OTP Bank Rt. GDR                                                                            3,323          230,948
PFF Bancorp, Inc.                                                                           4,500          151,695
PT Bank Rakyat Indonesia                                                                  247,500          106,223
R&G Financial Corp., Class B                                                                4,900           62,034
Republic Bancorp, Inc.                                                                     10,800          130,032
Republic Bancorp, Inc., Class A                                                             2,205           44,806
Royal Bank of Scotland Group PLC                                                           31,700        1,031,565
Societe Generale                                                                            5,735          862,490
Southwest Bancorp, Inc.                                                                     3,800           84,512
Standard Bank Group, Ltd.                                                                  21,316          293,179
Sumitomo Mitsui Financial Group, Inc.                                                          38          419,711
Taylor Capital Group, Inc.                                                                  2,900          113,651
Turkiye Is Bankasi                                                                         13,039          108,618
U.S. Bancorp                                                                               19,430          592,615
Uniao de Banco Brasilieros SA GDR                                                           1,470          108,648
UniCredito Italiano SpA+                                                                   15,857          114,625
UnionBanCal Corp.                                                                          17,500        1,227,800
W Holding Co., Inc.                                                                        40,000          314,800
Wachovia Corp.                                                                             22,596        1,266,506
Washington Mutual, Inc.                                                                     3,900          166,218
Wells Fargo & Co.                                                                          24,780        1,582,699
West Coast Bancorp                                                                          2,900           81,055
Westpac Banking Corp., Ltd.                                                                58,018          989,366
Zions Bancorp                                                                               4,900          405,377

FINANCIAL SERVICES -- 5.3%
Accredited Home Lenders Holding Co.+                                                        6,750          345,465
Advanta Corp., Class B                                                                      7,750          285,743
Affiliated Managers Group, Inc.+                                                            6,200          660,982
Aiful Corp.                                                                                   750           49,639
Ameriprise Financial, Inc.                                                                 11,800          531,708
ASTA Funding, Inc.                                                                         14,600          485,596
Calamos Asset Management, Inc., Class A                                                    14,600          546,040
Candela Corp.+                                                                             11,075          239,220
Challenger Financial Services Group, Ltd.                                                  48,543          121,632
Citigroup, Inc.                                                                            59,601        2,814,955
CompuCredit Corp.+                                                                         19,500          717,795
Countrywide Financial Corp.                                                                 7,550          277,085
Credit Saison Co., Ltd.                                                                     1,000           55,310
Credit Suisse Group                                                                        18,621        1,044,856
Deutsche Boerse AG                                                                            798          115,080
Goldman Sachs Group, Inc.                                                                   8,900        1,396,944
Hitachi Capital Corp.                                                                       8,500          170,072
Hong Kong Exchanges & Clearing, Ltd.                                                       14,000           84,352
ICAP PLC                                                                                   27,274          212,052
IndyMac Bancorp, Inc.                                                                      13,000          532,090
International Securities Exchange, Inc.+                                                    4,300          179,095
Investment Technology Group, Inc.+                                                         12,500          622,500
J.P. Morgan Chase & Co.                                                                    22,640          942,730
Julius Baer Holding, Ltd.                                                                     630           56,976

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Lazard, Ltd.                                                                                4,100   $      181,425
Lehman Brothers Holdings, Inc.                                                              6,300          910,539
London Stock Exchange PLC                                                                  29,961          549,692
Man Group PLC                                                                              29,830        1,277,526
Merrill Lynch & Co., Inc.                                                                   6,300          496,188
Mizuho Financial Group, Inc.                                                                  130        1,063,636
Morgan Stanley                                                                              6,200          389,484
Nasdaq Stock Market, Inc.+                                                                  6,200          248,248
Nelnet, Inc., Class A+                                                                      2,900          120,785
Nuveen Investments, Inc., Class A                                                           2,200          105,930
Orix Corp.+                                                                                 2,240          697,502
Portfolio Recovery Associates, Inc.+                                                        3,300          154,539
Provident Financial PLC                                                                    19,868          243,874
Raymond James Financial, Inc.                                                              19,853          586,855
Schroders PLC                                                                              18,032          372,499
Shinhan Financial Group Co., Ltd. (London)                                                    248           21,849
Shinhan Financial Group Co., Ltd. (Korea)                                                   8,480          379,662
Sika Finanz AG                                                                                 84           86,342
Theta Group, Ltd.                                                                          35,347          172,679
Tower, Ltd.+                                                                               72,155          115,933
World Acceptance Corp.+                                                                     9,200          252,080

INSURANCE -- 4.1%
Admiral Group PLC                                                                           4,414           48,161
Aegon NV                                                                                   16,463          304,647
Aetna, Inc.                                                                                13,800          678,132
Allianz AG                                                                                  4,704          785,420
American Financial Group, Inc.                                                             15,050          626,230
AmerUs Group Co.                                                                            3,300          198,792
Arch Capital Group, Ltd.+                                                                   1,800          103,932
Assurant, Inc.                                                                              7,900          389,075
CIGNA Corp.                                                                                 4,100          535,542
Commerce Group, Inc.                                                                        6,400          338,176
FBL Financial Group, Inc., Class A                                                          1,500           51,675
Fidelity National Financial, Inc.                                                          21,900          778,107
First American Corp.                                                                       11,500          450,340
HCC Insurance Holdings, Inc.                                                                3,300          114,840
ING Groep NV                                                                               30,286        1,196,488
LandAmerica Financial Group, Inc.                                                           7,400          502,090
LifeCell Corp.+                                                                             5,800          130,790
Mapfre Reinsurance Corp.                                                                   29,399          598,893
MGIC Investment Corp.                                                                       4,000          266,520
Muenchener Rueckversicherungs-Gesellschaft AG                                               1,320          187,158
Nationwide Financial Services, Inc., Class A                                                4,400          189,288
Navigators Group, Inc.+                                                                     5,500          272,800
Ohio Casualty Corp.                                                                         2,000           63,400
Philadelphia Consolidated Holding Co.+                                                      6,300          215,082
Prudential Financial, Inc.                                                                 18,700        1,417,647
QBE Insurance Group, Ltd.                                                                  22,427          351,294
SAFECO Corp.                                                                                6,300          316,323
Safety Insurance Group, Inc.                                                                4,600          210,036
Sampo Oyj, Class A                                                                          9,600          202,078

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
Sanlam, Ltd.                                                                               78,859   $      211,041
Selective Insurance Group, Inc.                                                             2,100          111,300
St. Paul Travelers Cos., Inc.                                                                   1               42
StanCorp Financial Group, Inc.                                                              1,600           86,576
Stewart Information Services Corp.                                                          2,800          131,824
Swiss Re                                                                                    3,381          236,267
Triad Guaranty, Inc.+                                                                       5,300          248,570
UICI                                                                                       12,800          473,472
United Fire & Casualty Co.                                                                    996           32,768
W.R. Berkley Corp.                                                                         10,225          593,664
Wiener Stadtische Allgemeine Versicherung AG                                                  420           25,958
Zenith National Insurance Corp.                                                            17,470          840,831
Zurich Financial Services AG+                                                               6,142        1,442,862
                                                                                                    --------------
                                                                                                        66,379,814
                                                                                                    --------------

HEALTHCARE -- 8.1%

DRUGS -- 4.4%
Abbott Laboratories                                                                        19,600          832,412
Alkermes, Inc.+                                                                             6,200          136,710
Alpharma, Inc., Class A                                                                     4,700          126,054
Amgen, Inc.+                                                                               14,700        1,069,425
Applera Corp. - Applied Biosystems Group                                                   28,300          768,062
Applera Corp. - Celera Genomics Group+                                                     27,300          319,137
AstraZeneca PLC                                                                            30,115        1,517,331
Bristol-Myers Squibb Co.                                                                   22,450          552,495
Celesio AG                                                                                    515           48,736
Cephalon, Inc.+                                                                             2,400          144,600
Chugai Pharmaceutical Co., Ltd.                                                            31,600          573,203
CSL, Ltd.                                                                                   1,801           70,527
Digene Corp.+                                                                               3,700          144,670
Eli Lilly & Co.                                                                             9,200          508,760
Enzon Pharmaceuticals, Inc.+                                                                6,400           51,840
First Horizon Pharmaceutical Corp.+                                                         4,400          110,924
Genentech, Inc.+                                                                            4,600          388,746
Gilead Sciences, Inc.+                                                                     17,650        1,098,183
GlaxoSmithKline PLC                                                                        52,979        1,385,287
Hospira, Inc.+                                                                             15,300          603,738
Kaken Pharmaceutical Co., Ltd.                                                             10,000           83,772
Ligand Pharmaceuticals, Inc., Class B+                                                      7,500           96,375
Mayne Pharma, Ltd.                                                                         76,318          161,723
Merck & Co., Inc.                                                                          34,750        1,224,242
Millennium Pharmaceuticals, Inc.+                                                          24,700          249,717
Novartis AG                                                                                 4,087          227,291
Pfizer, Inc.(8)                                                                            33,500          834,820
Regeneron Pharmaceuticals, Inc.+                                                            6,400          106,432
Roche Holdings AG                                                                           7,729        1,150,768
Salix Pharmaceuticals, Ltd.+                                                               11,483          189,584
Sanofi-Synthelabo SA                                                                        1,422          135,275
Savient Pharmaceuticals, Inc.+                                                             23,400          124,722
Schering AG                                                                                 2,456          255,337
Schering-Plough Corp.                                                                       8,400          159,516
Taisho Pharmaceutical Co., Ltd.                                                            24,000          483,263

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                          3,500   $      144,130
United Therapeutics Corp.+                                                                  2,700          178,956
Vertex Pharmaceuticals, Inc.+                                                               4,700          171,973
Viropharma, Inc.+                                                                           7,000           88,900
Wyeth                                                                                      16,600          805,432

HEALTH SERVICES -- 1.6%
AMN Healthcare Services, Inc.+                                                              7,900          147,888
Cerner Corp.+                                                                               2,300          109,135
Coventry Health Care, Inc.+                                                                13,950          753,021
Dade Behring Holdings, Inc.+                                                                9,100          324,961
Genesis Healthcare Corp.+                                                                   5,600          246,064
Humana, Inc.+                                                                              17,800          937,170
Intuitive Surgical, Inc.+                                                                   1,000          118,000
Magellan Health Services, Inc.+                                                             7,600          307,572
Mayne Group, Ltd.                                                                          67,477          166,175
Network Healthcare Holdings, Ltd.                                                         161,745          237,417
Odyssey Healthcare, Inc.+                                                                   7,300          125,633
Pediatrix Medical Group, Inc.+                                                              1,700          174,488
PRA International+                                                                          6,700          166,093
Sierra Health Services, Inc.+                                                              36,200        1,473,340
UnitedHealth Group, Inc.                                                                   12,300          687,078
Weight Watchers International, Inc.+                                                        5,200          267,280
WellCare Health Plans, Inc.+                                                                3,600          163,584

MEDICAL PRODUCTS -- 2.1%
Alfresa Holdings Corp.                                                                      1,100           66,822
Bausch & Lomb, Inc.                                                                         6,500          414,050
Becton Dickinson & Co.                                                                     20,500        1,262,390
DAIICHI SANKYO Co., Ltd.                                                                    6,300          143,717
DJ Orthopedics, Inc.+                                                                       6,400          254,464
Fresenius Medical Care AG                                                                     551           65,838
Haemonetics Corp.+                                                                         10,650          540,701
Johnson & Johnson                                                                          54,300        3,215,646
Kinetic Concepts, Inc.+                                                                     5,500          226,435
LCA-Vision, Inc.                                                                            3,700          185,407
McKesson Corp.                                                                              9,000          469,170
MEDICEO Holdings Co., Ltd.                                                                 14,100          228,092
Mentor Corp.                                                                                4,400          199,364
OraSure Technologies, Inc.+                                                                23,100          237,930
Serologicals Corp.+                                                                         3,000           73,380
Sybron Dental Specialties, Inc.+                                                            5,000          206,200
Techne Corp.+                                                                               2,400          144,336
Vital Signs, Inc.                                                                           3,700          203,241
                                                                                                    --------------
                                                                                                        31,865,150
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 8.5%

AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
BAE Systems PLC                                                                            46,101          337,003
Boeing Co.                                                                                 15,140        1,179,860
CAE, Inc.                                                                                   4,200           33,015
DRS Technologies, Inc.                                                                      2,500          137,175

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Europeon Aeronautic Defense and Space Co.                                                  10,359   $      436,487
HEICO Corp.                                                                                 3,600          114,084
Kaman Corp., Class A                                                                       13,500          339,660
Lockheed Martin Corp.                                                                      13,800        1,036,794
Moog, Inc., Class A+                                                                        6,500          230,685
Rockwell Automation, Inc.                                                                   5,028          361,563
Teledyne Technologies, Inc.+                                                                5,500          195,800
United Industrial Corp.                                                                    13,550          825,602

BUSINESS SERVICES -- 2.0%
ABB, Ltd.+                                                                                 13,650          172,241
Administaff, Inc.+                                                                          3,600          195,696
Aegis Group PLC                                                                           100,676          239,196
Albany Molecular Research, Inc.+                                                           21,164          215,026
AMERCO, Inc.+                                                                               1,600          158,352
Barloworld, Ltd.                                                                           17,750          382,321
Black Box Corp.                                                                             3,600          172,980
Brady Corp., Class A                                                                        7,600          284,696
Brightpoint, Inc.+                                                                          7,600          236,056
Building Material Holding Corp.                                                             8,300          295,812
Catalina Marketing Corp.                                                                    4,200           97,020
CHIYODA Corp.                                                                               2,000           46,559
Clean Harbors, Inc.+                                                                        8,500          252,195
Consolidated Graphics, Inc.+                                                                3,000          156,360
Corporacion Moctezuma, SA de C.V.(9)                                                       76,400          147,510
CSG Systems International, Inc.+                                                            4,400          102,344
Davis Service Group                                                                        25,003          216,441
Diamond Lease Co., Ltd.                                                                     2,100           98,309
Escala Group, Inc.                                                                         13,300          348,327
GS Engineering & Construction Corp.                                                         3,410          202,859
John H. Harland Co.                                                                        16,000          628,800
Labor Ready, Inc.+                                                                         24,600          589,170
Leighton Holdings, Ltd.                                                                    19,585          248,871
Linde AG                                                                                    2,200          191,024
Monsanto Co.                                                                                5,400          457,650
Owens & Minor, Inc.                                                                         4,000          131,080
Robert Half International, Inc.                                                             7,900          305,019
SGS SA                                                                                         95           88,030
Siemens AG                                                                                  1,007           94,014
SKF AB                                                                                         20              326
Sotheby's Holdings, Inc., Class A+                                                         10,500          304,920
TeleTech Holdings, Inc.+                                                                   24,800          275,528
URS Corp.+                                                                                  3,100          124,775
Waste Connections, Inc.+                                                                    2,900          115,449
WESCO International, Inc.+                                                                  4,000          272,040

ELECTRICAL EQUIPMENT -- 0.8%
A.O. Smith Corp.                                                                            5,200          274,560
Advanced Energy Industries, Inc.+                                                           7,900          111,627
Alps Electric Co., Ltd.                                                                    10,000          161,173
Ametek, Inc.                                                                                2,100           94,416
Asyst Technologies, Inc.+                                                                  21,200          220,692

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
Eaton Corp.                                                                                 6,400   $      467,008
Emerson Electric Co.                                                                        8,700          727,581
Franklin Electric Co., Inc.                                                                 2,500          136,625
General Cable Corp.+                                                                       10,700          324,531
Mitsubishi Electric Corp.                                                                  33,000          280,093
Oce NV                                                                                     12,640          229,307

MACHINERY -- 1.4%
Albany International Corp., Class A                                                         3,250          123,792
Andritz Ag                                                                                  3,431          499,733
Applied Industrial Technologies, Inc.                                                      12,000          535,200
Blount International, Inc.+                                                                 4,000           64,440
Flowserve Corp.+                                                                            2,800          163,352
IM PLC                                                                                     24,407          240,011
Kulicke & Soffa Industries, Inc.+                                                          10,500          100,170
MAN AG                                                                                      4,059          281,705
NACCO Industries, Inc., Class A                                                               500           76,980
Nordson Corp.                                                                               8,100          403,866
Precision Castparts Corp.(1)                                                                6,600          392,040
Rieter Holding AG                                                                           1,094          436,375
Schneider Electric SA                                                                       1,118          120,717
SMC Corp.                                                                                     400           62,328
Terex Corp.+                                                                               12,500          990,500
Toro Co.                                                                                    7,800          372,450
Wartsila Oyj, Class B                                                                       7,000          259,578
Westinghouse Air Brake Technologies Corp.                                                   4,900          159,740

MULTI-INDUSTRY -- 1.3%
3M Co.                                                                                     11,750          889,357
Alstom+                                                                                       827           69,352
Eagle Materials, Inc.                                                                       6,800          433,568
Empresas ICA SA de C.V.                                                                    50,100          153,314
Enpro Industries, Inc.+                                                                    11,550          396,165
General Electric Co.                                                                       28,750          999,925
Imperial Holdings, Ltd.                                                                     8,730          242,126
Italian-Thai Development Public Co., Ltd.                                                 857,100          153,231
James Hardie Industries NV                                                                 18,841          127,869
Makita Corp.                                                                                1,800           55,514
Plexus Corp.+                                                                               4,300          161,551
Rinker Group, Ltd.                                                                         29,887          424,713
SembCorp Industries, Ltd.                                                                  37,000           80,144
Swire Pacific, Ltd., Class A                                                               72,500          709,662
Tomkins PLC                                                                                41,534          242,642

TRANSPORTATION -- 1.7%
AP Moller - Maersk A/S                                                                         83          713,031
Arriva PLC                                                                                 45,792          489,685
Bergesen Worldwide Gas ASA                                                                  6,100           80,048
Canadian National Railway Co.                                                               2,700          122,348
Central Japan Railway Co.                                                                     109        1,074,257
China Shipping Development Co., Ltd.                                                      176,000          138,366
CNF, Inc.                                                                                   6,700          334,598
DSV A/S                                                                                     1,150          153,139

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
East Japan Railway Co.                                                                          8   $       59,269
FedEx Corp.                                                                                 3,100          350,114
Freightcar America, Inc.                                                                    3,100          197,160
General Maritime Corp.                                                                      3,700          123,358
Hanjin Shipping Co., Ltd.                                                                   5,200          123,631
Hub Group, Inc., Class A+                                                                   5,000          227,900
Laidlaw International, Inc.+                                                               16,200          440,640
National Express Group PLC                                                                 13,380          219,678
Neptune Orient Lines, Ltd.                                                                146,000          196,974
Norfolk Southern Corp.                                                                     13,800          746,166
Orient Overseas International, Ltd.                                                        43,800          148,462
Overseas Shipholding Group, Inc.                                                            2,800          134,204
Precious Shipping Public Co., Ltd.(1)                                                     187,300          137,313
Vinci SA                                                                                    5,986          590,124
                                                                                                    --------------
                                                                                                        33,324,912
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 4.0%

BROADCASTING & MEDIA -- 1.7%
aQuantive, Inc.+                                                                            5,300          124,762
British Sky Broadcasting Group PLC                                                         32,080          300,973
CBS Corp., Class B                                                                         15,900          381,282
Citadel Broadcasting Corp.+                                                                11,800          130,862
Daily Mail & General Trust                                                                 20,439          246,444
EMAP PLC                                                                                   16,484          252,312
Liberty Global, Inc., Class A+                                                             12,600          257,922
Liberty Media Corp., Class A+                                                              68,300          560,743
McGraw-Hill Cos., Inc.                                                                     17,500        1,008,350
Mediaset SpA                                                                               17,492          206,041
Modern Times Group AB, Class B+                                                             1,450           68,139
Playboy Enterprises, Inc., Class B+                                                        13,700          194,540
Societe Television Francaise                                                                3,075           93,161
Time Warner, Inc.                                                                          98,650        1,656,334
United Business Media                                                                      11,749          148,094
Ventiv Health, Inc.+                                                                        6,500          215,930
Viacom, Inc., Class B                                                                       2,600          100,880
Vivendi Universal SA                                                                       20,223          694,535

ENTERTAINMENT PRODUCTS -- 0.5%
Dreamworks Animation SKG, Inc., Class A+                                                    6,900          182,505
Fujikura, Ltd.                                                                             12,000          135,905
Hasbro, Inc.                                                                                8,000          168,800
JAKKS Pacific, Inc.+                                                                       16,300          435,862
Konica Minolta Holdings, Inc.                                                               6,000           76,568
Multimedia Games, Inc.+                                                                    13,850          206,088
Walt Disney Co.                                                                            20,350          567,561
William Hill PLC                                                                           35,979          374,747

LEISURE & TOURISM -- 1.8%
Air China, Ltd.                                                                           388,000          150,016
Alaska Air Group, Inc.+                                                                     7,000          248,150
Ameristar Casinos, Inc.                                                                    15,500          399,745
Bluegreen Corp.+                                                                           12,700          167,894

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
British Airways PLC+                                                                       45,334   $      278,231
Choice Hotels International, Inc.                                                           6,800          311,304
Darden Restaurants, Inc.                                                                   12,500          512,875
Deutsche Lufthansa AG                                                                       9,600          171,831
Domino's Pizza, Inc.                                                                       10,700          305,485
ExpressJet Holdings, Inc.+                                                                 27,050          201,252
First Choice Holidays PLC                                                                  52,271          195,481
GTECH Holdings Corp.                                                                       10,450          355,823
IHOP Corp.                                                                                  2,600          124,644
Jack in the Box, Inc.+                                                                     10,900          474,150
Konami Corp.                                                                                4,300          108,322
Korean Air                                                                                  3,590          114,543
Kuoni Reisen Holdings+                                                                        587          304,385
Luby's, Inc.+                                                                               9,500          118,655
McDonald's Corp.                                                                           21,200          728,432
Morton's Restaurant Group, Inc.                                                             1,361           23,654
Papa John's International, Inc.+                                                            5,300          173,893
Sankyo Co., Ltd.                                                                            1,000           68,819
Singapore Airlines, Ltd.                                                                   24,000          207,940
Southwest Airlines Co.                                                                     38,900          699,811
Thai Airways International PLC(1)                                                          63,200           75,596
World Air Holdings, Inc.+                                                                  11,700          114,894
Yum! Brands, Inc.                                                                           5,150          251,629
                                                                                                    --------------
                                                                                                        15,676,794
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 14.8%

COMMUNICATION EQUIPMENT -- 0.3%
QUALCOMM, Inc.                                                                             18,550          938,816
Trident Microsystems, Inc.+                                                                 3,600          104,616

COMPUTER SERVICES -- 0.5%
Agilysys, Inc.                                                                             20,400          307,224
Aspen Technology, Inc.+                                                                    10,500          132,825
Autodesk, Inc.                                                                             11,700          450,684
Covansys Corp.+                                                                             3,815           65,580
FactSet Research Systems, Inc.                                                              4,900          217,315
Global Payments, Inc.                                                                       4,600          243,846
InterVideo, Inc.+                                                                           7,900           85,794
Per-Se Technologies, Inc.+                                                                  4,500          119,970
Sykes Enterprises, Inc.+                                                                   35,000          496,300
Synopsys, Inc.+                                                                             4,300           96,105

COMPUTER SOFTWARE -- 1.9%
Ansys, Inc.+                                                                                3,500          189,525
Blackbaud, Inc.                                                                             8,900          188,591
Citrix Systems, Inc.+                                                                      14,400          545,760
Compuware Corp.+                                                                           31,100          243,513
Hyperion Solutions Corp.+                                                                   4,625          150,775
Intuit, Inc.+                                                                               6,700          356,373
McAfee, Inc.+                                                                              22,850          555,941
Microsoft Corp.(8)                                                                        114,950        3,127,789
MicroStrategy, Inc., Class A+                                                               4,300          452,747

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Oracle Corp.+                                                                              56,700   $      776,223
Palm, Inc.+                                                                                 5,400          125,064
Parametric Technology Corp.                                                                 5,840           95,367
Playtech, Ltd.                                                                              4,512           21,401
Seagate Technologies+(1)(9)                                                                   970                0
SonicWall, Inc.+                                                                           55,500          393,495
SPSS, Inc.+                                                                                 5,400          170,964
Totvs SA(9)                                                                                 4,600           76,525
Transaction Systems Architects, Inc., Class A+                                              6,300          196,623

COMPUTERS & BUSINESS EQUIPMENT -- 2.4%
Ansoft Corp.+                                                                               9,700          404,393
Apple Computer, Inc.+                                                                      20,900        1,310,848
Brocade Communications Systems, Inc.+                                                      88,900          593,852
Bull SA                                                                                     3,963           47,785
Dell, Inc.+                                                                                10,200          303,552
Fujitsu, Ltd.                                                                              29,000          244,664
Global Imaging Systems, Inc.+                                                               2,500           94,950
Herman Miller, Inc.                                                                        11,000          356,510
Hewlett-Packard Co.                                                                        41,500        1,365,350
Intergraph Corp.+                                                                          20,500          854,030
International Business Machines Corp.                                                      20,050        1,653,523
Komag, Inc.+                                                                                9,700          461,720
MTS Systems Corp.                                                                          18,300          765,489
NET One Systems Co., Ltd.                                                                      91          187,103
PAR Technology Corp.+                                                                       5,700          101,118
RadiSys Corp.+                                                                              9,350          185,598
Standard Register Co.                                                                       2,900           44,950
Western Digital Corp.+                                                                      9,116          177,124
Wincor Nixdorf AG                                                                             397           50,035
Xyratex, Ltd.                                                                               5,200          163,800

ELECTRONICS -- 4.3%
Advanced Micro Devices, Inc.+                                                              18,900          626,724
Advantest Corp.                                                                             2,400          286,083
Agere Systems, Inc.+                                                                       36,400          547,456
American Science & Engineering, Inc.+                                                       2,700          252,180
Atmel Corp.+                                                                               89,000          420,080
Canon, Inc.                                                                                12,400          820,697
Chartered Semiconductors Manufacturing, Ltd.+                                              66,000           64,127
Coherent, Inc.+                                                                             2,500           87,775
Cookson Group PLC+                                                                         80,181          720,214
Cymer, Inc.+                                                                                2,600          118,144
Diodes, Inc.+                                                                               3,800          157,700
Emulex Corp.+                                                                              20,000          341,800
Energizer Holdings, Inc.+                                                                   2,750          145,750
Fanuc, Ltd.                                                                                   600           57,757
FEI Co.+                                                                                   10,300          204,455
Freescale Semiconductor, Inc., Class B+                                                    10,409          289,058
Himax Technologies, Inc. ADR                                                                3,100           27,125
Imation Corp.                                                                               4,400          188,804
Infineon Technologies AG+                                                                   7,600           78,378
Intel Corp.                                                                               110,900        2,145,915

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
LG. Philips LCD Co., Ltd.                                                                   3,650   $      164,543
LS Cable, Ltd.                                                                              2,400           88,925
Matsushita Electric Industrial Co., Ltd.                                                   35,000          777,613
Micrel, Inc.+                                                                              26,900          398,658
Multi-Fineline Electronix, Inc.+                                                            3,800          222,262
National Semiconductor Corp.                                                               15,000          417,600
NEC Corp.                                                                                  14,000           98,369
NEC Electronics Corp.                                                                       3,500          142,438
Netlogic Microsystems, Inc.+                                                                3,500          144,235
Omnivision Technologies, Inc.+                                                             13,300          401,660
Omron Corp.                                                                                13,200          379,065
ON Semiconductor Corp.+                                                                    21,300          154,638
Park Electrochemical Corp.                                                                  2,600           76,700
PerkinElmer, Inc.                                                                          17,800          417,766
Photronics, Inc.+                                                                          16,550          310,478
PortalPlayer, Inc.+                                                                         6,000          133,380
QLogic Corp.+                                                                              34,000          657,900
Reunert, Ltd.                                                                              14,182          156,645
Rofin-Sinar Technologies, Inc.+                                                             2,800          151,564
Samsung Corp.                                                                               3,900           99,949
Samsung Electronics Co., Ltd.                                                               1,119          725,576
Silicon Image, Inc.+                                                                       21,100          217,541
Solectron Corp.+                                                                           87,800          351,200
Sony Corp.                                                                                  6,700          310,238
Standard Microsystems Corp.+                                                                1,000           25,980
Texas Instruments, Inc.                                                                    27,200          883,184
Thomas & Betts Corp.+                                                                       8,200          421,316
Toshiba Corp.                                                                              96,000          557,893
Veeco Instruments, Inc.+                                                                   12,800          298,880
Woodward Governor Co.                                                                       4,100          136,325

INTERNET CONTENT -- 0.9%
EarthLink, Inc.+                                                                           19,988          190,885
Google, Inc., Class A+                                                                      2,900        1,131,000
Infospace, Inc.+                                                                            6,800          190,060
NTT Data Corp.                                                                                139          668,428
Trizetto Group, Inc.+                                                                      33,400          587,506
United Internet AG                                                                          1,981          127,452
United Online, Inc.+                                                                       32,500          417,950
ValueClick, Inc.+                                                                           8,400          142,128

INTERNET SOFTWARE -- 0.4%
BEA Systems, Inc.+                                                                         37,150          487,780
Blackboard, Inc.+                                                                           5,600          159,096
eCollege.com, Inc.+                                                                        11,700          220,428
F5 Networks, Inc.+                                                                          2,200          159,478
Internet Security Systems, Inc.+                                                            5,200          124,696
Websense, Inc.+                                                                            16,100          444,038

TELECOMMUNICATIONS -- 4.1%
America Movil SA de CV ADR                                                                  4,200          143,892
Anixter International, Inc.+                                                                2,900          138,562
Belgacom SA                                                                                 5,688          181,906

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
BellSouth Corp.                                                                            17,650   $      611,573
CenturyTel, Inc.                                                                            9,650          377,508
China Mobile, Ltd.                                                                         31,100          163,333
China Netcom Group Corp., Ltd.+                                                            96,500          170,386
Cisco Systems, Inc.+                                                                       88,150        1,910,210
Commonwealth Telephone Enterprises, Inc.                                                    7,500          258,375
CommScope, Inc.+                                                                            5,000          142,750
Comstar United Telesystems GDR*(9)                                                         24,746          180,646
Comtech Telecommunications Corp.+                                                           4,900          142,933
Core Logic, Inc.                                                                            2,141           74,922
Corning, Inc.+                                                                             13,100          352,521
Deutsche Telekom AG                                                                        17,604          296,961
Dobson Communications Corp., Class A+                                                      24,900          199,698
Eircom Group PLC                                                                           42,462          109,605
France Telecom SA                                                                          11,045          248,423
Golden Telecom, Inc.                                                                        6,300          189,315
Harris Corp.                                                                                3,800          179,702
j2 Global Communications, Inc.+                                                            12,200          573,400
Koninklijke (Royal) KPN NV                                                                 43,410          489,239
Maroc Telecom                                                                               4,099           59,608
Mobile Telesystems Sponsored ADR                                                            9,300          307,830
Mobistar SA                                                                                 2,108          153,019
Motorola, Inc.                                                                             42,150          965,657
NICE Systems Ltd. Sponsored ADR                                                             1,700           86,632
Nippon Telegraph & Telephone Corp.                                                             42          180,204
Nokia Oyj                                                                                  64,600        1,337,116
NTT DoCoMo, Inc.                                                                              164          242,447
Premiere Global Services, Inc.+                                                            26,400          212,520
Shenandoah Telecommunications Co.                                                           1,600           71,984
Sprint Corp.                                                                               35,050          905,692
Syniverse Holdings, Inc.+                                                                   7,000          110,600
Talk America Holdings, Inc.+                                                               13,300          113,449
Telefonaktiebolaget LM Ericsson, Class B                                                  106,373          404,268
Telefonica SA                                                                              18,037          283,063
Telekom Austria AG                                                                          4,446          104,794
Ubiquitel, Inc.+                                                                           18,700          188,870
Uniden Corp.                                                                                4,000           64,163
Verizon Communications, Inc.                                                               43,750        1,490,125
Vodafone Group PLC                                                                        657,408        1,376,327
WebEx Communications, Inc.+                                                                 4,800          161,616
ZTE Corp.                                                                                  34,600          140,912
                                                                                                    --------------
                                                                                                        58,342,569
                                                                                                    --------------

MATERIALS -- 5.5%

CHEMICALS -- 1.3%
BASF AG                                                                                     6,194          485,651
CF Industries Holdings, Inc.                                                               24,600          417,954
Clariant AG+                                                                               23,446          363,295
Dow Chemical Co.                                                                           13,500          548,100
DSM NV                                                                                      6,564          299,728
H.B. Fuller Co.                                                                            12,900          662,286

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Imperial Chemical Industries PLC                                                           17,624   $      105,945
Lyondell Chemical Co.                                                                       8,300          165,170
Pioneer Companies, Inc.+                                                                    4,600          140,300
PPG Industries, Inc.                                                                        8,650          547,977
Qinetiq PLC                                                                                 7,085           24,034
Shin-Etsu Chemical Co., Ltd.                                                               11,600          629,771
UAP Holding Corp.                                                                          10,200          219,300
Yukong Ltd.                                                                                 5,440          365,056

FOREST PRODUCTS -- 0.5%
Longview Fibre Co.                                                                          2,800           72,352
Louisiana-Pacific Corp.                                                                    12,150          330,480
MeadWestvaco Corp.                                                                          8,700          237,597
Rayonier, Inc.                                                                             10,050          458,179
Silgan Holdings, Inc.                                                                       9,300          373,581
Universal Forest Products, Inc.                                                             6,700          425,383

METALS & MINERALS -- 3.7%
Actividades de Construccion y Servicios, SA                                                14,935          580,253
Aluminium Corp of China Ltd.                                                              204,000          216,905
Antofagasta PLC                                                                             5,983          222,138
Arcelor                                                                                    37,598        1,482,168
BHP Steel, Ltd.                                                                             8,521           43,799
Carpenter Technology Corp.                                                                  5,800          548,216
Commercial Metals Co.                                                                       7,200          385,128
Companhia Vale do Rio Doce Sponsored ADR                                                    3,794          184,123
Companhia Vale do Rio Doce Class A Sponsored ADR                                            3,800          164,274
CRH PLC                                                                                     6,933          242,643
Fletcher Building, Ltd.                                                                    98,715          540,844
Gold Fields, Ltd.*(9)                                                                       2,821           61,490
Gold Fields, Ltd. Sponsored ADR                                                            10,600          232,988
Greif, Inc., Class A                                                                        2,500          171,050
Grupo Mexico SA de C.V., Series B                                                          50,200          142,087
Italcementi SpA                                                                             7,500          179,687
JFE Holding, Inc.                                                                           5,200          209,856
Kobe Steel, Ltd.                                                                          227,000          862,098
Korea Zinc                                                                                  1,690          132,542
LSI Industries, Inc.                                                                       13,300          226,632
Mueller Industries, Inc.                                                                   15,100          538,919
NS Group, Inc.+                                                                            12,200          561,566
Nucor Corp.                                                                                 8,550          895,954
Phelps Dodge Corp.                                                                          9,900          797,247
Pohang Iron & Steel Co., Ltd.                                                               1,399          360,693
POSCO ADR                                                                                     300           19,140
Quanex Corp.                                                                                3,100          206,553
Rautaruukki Oyj                                                                            10,700          395,228
Rio Tinto, Ltd.                                                                             1,539           86,875
Silver Wheaton Corp.                                                                       15,500          165,385
Southern Copper Corp.                                                                       5,350          451,968
Steel Dynamics, Inc.                                                                        1,600           90,768
Sun Hydraulics Corp.                                                                        7,600          162,488
Teck Corp., Class B                                                                         1,600          102,945
Timken Co.                                                                                  4,800          154,896

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
USEC, Inc.                                                                                 23,900   $      287,995
USG Corp.+                                                                                  7,650          726,444
Valmont Industries, Inc.                                                                    4,900          205,996
Veolia Environment                                                                         10,371          575,996
Voestalpine AG                                                                              4,711          659,164
Vulcan Materials Co.                                                                        4,200          363,930
                                                                                                    --------------
                                                                                                        21,511,210
                                                                                                    --------------

REAL ESTATE -- 1.9%

REAL ESTATE COMPANIES -- 1.0%
Aeon Mall Co., Ltd.+                                                                          700           34,851
Balfour Beatty PLC                                                                         13,017           84,131
Bouygues SA                                                                                 6,539          347,480
Brookfield Homes Corp.                                                                      2,700          140,022
CB Richard Ellis Group, Inc., Class A+                                                      8,300          669,810
China Overseas Land & Investment, Ltd.                                                    214,000          146,176
Daito Trust Construction Co., Ltd.                                                          8,000          417,332
Digital Realty Trust, Inc.                                                                  9,500          267,615
Hang Lung Properties, Ltd.                                                                 28,000           53,408
Jones Lang LaSalle, Inc.                                                                    9,300          711,822
LEOPALACE21 Corp.                                                                           3,600          135,191
Metrovacesa SA                                                                              2,308          196,066
Mitsui Fudosan Co., Ltd.                                                                    3,000           68,946
Newkirk Reality Trust, Inc.                                                                 6,300          113,967
Nexity                                                                                      1,506          103,389
Saxon Capital, Inc.                                                                        13,700          143,028
Skanska AB, Class B                                                                        23,200          379,791
St. Joe Co.                                                                                 2,400          150,816

REAL ESTATE INVESTMENT TRUSTS -- 0.9%
American Home Mtg. Investment Corp.                                                        10,150          316,781
Arbor Realty Trust, Inc.                                                                    6,600          178,134
Boston Properties, Inc.                                                                     3,500          326,375
Boykin Lodging Co.+                                                                         4,600           51,934
Capital Trust, Inc., Class A                                                                1,500           46,680
CBL & Associates Properties, Inc.                                                          11,600          492,420
Entertainment Properties Trust                                                              1,100           46,178
Highwoods Properties, Inc.                                                                 10,000          337,300
HRPT Properties Trust                                                                      30,400          356,896
Innkeepers USA Trust                                                                        6,100          103,395
Lexington Corporate Properties Trust                                                        5,800          120,930
LTC Properties, Inc.                                                                       15,450          359,367
National Health Investors, Inc.                                                             4,900          124,460
Omega Healthcare Investors, Inc.                                                            4,300           60,286
RAIT Investment Trust                                                                      12,150          343,116
SL Green Realty Corp.                                                                       1,700          172,550
                                                                                                    --------------
                                                                                                         7,600,643
                                                                                                    --------------

                                                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 2.5%

ELECTRIC UTILITIES -- 1.4%
American Electric Power Co., Inc.                                                          13,600   $      462,672
Edison International                                                                       13,850          570,343
Electric Power Development Co., Ltd.+                                                       5,560          176,200
Electricidade de Portugal SA                                                               68,922          270,615
Energias do Brasil SA                                                                      16,700          232,982
Enersis S.A. Sponsored ADR                                                                  4,872           57,782
FirstEnergy Corp.                                                                           5,100          249,390
Hyundai Electric Industries, Inc.                                                           3,320           98,753
Korea Electric Power Corp.                                                                  2,780          116,739
MDU Resources Group, Inc.                                                                   7,200          240,840
National Grid Group PLC                                                                    18,094          179,974
PG&E Corp.                                                                                 30,100        1,170,890
Suez SA                                                                                    16,512          650,727
TXU Corp.                                                                                  18,400          823,584

GAS & PIPELINE UTILITIES -- 0.8%
Energen Corp.                                                                              21,000          735,000
Equitable Resources, Inc.                                                                   8,900          324,939
Gazprom ADR                                                                                 4,664          426,756
National Fuel Gas Co.                                                                      12,600          412,272
Nicor, Inc.                                                                                 6,100          241,316
Osaka Gas Co., Ltd.                                                                       160,000          581,818
Questar Corp.                                                                               6,100          427,305

TELEPHONE -- 0.3%
AT&T, Inc.                                                                                 36,704          992,476
Axtel, SA de C.V.                                                                          94,465          230,048
                                                                                                    --------------
                                                                                                         9,673,421
                                                                                                    --------------
TOTAL COMMON STOCK (cost $283,052,800)                                                                 324,341,803
                                                                                                    --------------

PREFERRED STOCK -- 0.3%

CONSUMER STAPLES -- 0.0%

FOOD, BEVERAGE & TOBACCO -- 0.0%
Perdigao S.A.                                                                               3,900          122,551

FINANCE -- 0.1%

BANKS -- 0.1%
Banco Bradesco S.A.                                                                         9,420          337,405

INDUSTRIAL & COMMERCIAL -- 0.1%

ELECTRICAL EQUIPMENT -- 0.1%
Schindler Holding AG                                                                        3,930          209,515

INFORMATION TECHNOLOGY -- 0.0%

ELECTRONICS -- 0.0%
Samsung Electronics Co., Ltd.                                                                 248          126,986

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK (CONTINUED)

MATERIALS -- 0.1%

CHEMICALS -- 0.0%
Henkel KGaA                                                                        $          591   $       69,092

METALS & MINERALS -- 0.1%
Usinas Siderurgicas de Minas Gerais S.A                                                     6,702          248,538
                                                                                                    --------------
                                                                                                           317,630
                                                                                                    --------------
TOTAL PREFERRED STOCK (cost $1,112,707)                                                                  1,114,087
                                                                                                    --------------

ASSET-BACKED SECURITIES -- 3.5%

FINANCE -- 3.5%

FINANCIAL SERVICES -- 3.5%
Aames Mtg. Investment Trust, Series 2004 1-2A1 5.16% due 01/25/35(3)                       36,630           36,661
Advanta Business Card Master Trust, Series 2004 C1C 5.83% due 09/20/13(3)                  65,000           66,270
Aegis Asset Backed Securities Trust, Series 2004 5N 5.00% due 12/25/34*(9)                 11,315           11,216
Aegis Asset Backed Securities Trust, Series 2004 6N 4.75% due 03/25/35*(1)(9)              14,000           13,895
American Home Mtg. Investment Trust, Series 2004-3 2A 3.59% due 10/25/34(3)(5)             96,625           95,353
American Home Mtg. Investment Trust, Series 2004-3 3A 3.71% due 10/25/34(3)(5)             76,520           75,447
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1 A3 5.15%
  due 01/15/34(3)                                                                              74               74
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE9 A2 5.19%
  due 12/25/34(3)                                                                          16,584           16,628
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1 A3 5.11%
  due 03/25/35(3)                                                                          22,198           22,221
Asset Backed Securities Corp. NIM Trust, Series 2005-HE2 A1 4.50%
  due 02/27/35*(1)(9)                                                                      34,634           33,951
Banc America Mtg. Securities, Inc., Series 2004-D 2A IO 0.55%
  due 05/25/34(2)(4)(5)                                                                   464,022            3,114
Banc America Mtg. Securities, Inc., Series 2005-E 2A IO 0.31%
  due 06/25/35(1)(2)(4)(5)                                                              1,039,000            6,981
Banc of America Commercial Mtg., Inc., Series 2005-1 XW IO 0.10%
  due 11/10/42*(2)(4)(5)(9)                                                             5,990,285           29,854
Banc of America Commercial Mtg. Inc., Series 2005-4 XC IO 0.01%
  due 07/10/45*(1)(2)(4)(5)(9)                                                          2,521,127           18,490
Banc of America Large Loan, Inc., Series 2003-BBA2 X1A IO 0.44%
  due 11/15/15*(2)(4)(5)(9)                                                               766,032            1,389
Banc of America Large Loan, Inc., Series 2005-M1B1 K 6.57% due 03/15/22*(9)                93,000           90,499
Bank One Issuance Trust, Series 2003-C4 C4 5.78% due 02/15/11(3)                           40,000           40,673
Bay View Auto Trust,Series 2005-LJ2 C 4.92% due 02/25/14                                   45,000           43,824
Bayview Commercial Asset Trust, Series 2004-3 IO 0.78%
  due 01/25/35*(1)(2)(4)(5)(9)                                                            207,703           15,472
Bayview Commercial Asset Trust, Series 2005-1 5.12% due 04/25/35*(1)(3)(5)(9)              44,219           44,166
Bayview Commercial Asset Trust, Series 2005-1A IO 0.78%
  due 04/25/35*(1)(2)(4)(5)(9)                                                            240,393           17,785
Bayview Commercial Asset Trust, Series 2005-3 IO 0.78%
  due 11/25/35*(1)(2)(4)(5)(9)                                                            657,673           54,643
Bayview Financial Acquisition Trust, Series 2003-F A 5.32% due 09/28/43(3)                 51,543           51,672
Bayview Financial Acquisition Trust, Series 2004-A AIO 3.94%
  due 09/28/06(1)(2)(4)                                                                   379,597            6,193
Bayview Financial Acquisition Trust, Series 2004-D A 5.21% due 08/28/44(3)                 87,399           87,699
Bayview Financial Acquisition Trust, Series 2004-D AIO 3.94%
  due 05/28/07(1)(2)(4)                                                                   435,720           13,975
Bayview Financial Acquisition Trust, Series 2005-B AIO 2.83%
  due 04/28/39*(1)(2)(4)(9)                                                             1,557,379           53,315
Bayview Financial Asset Trust, Series 2003-SSRA A 5.52% due 10/25/38(1)(3)                 43,787           44,045
Bayview Financial Asset Trust, Series 2004-SSRA A1 5.42% due 12/25/39*(3)(9)               72,206           72,815
Bear Stearns Alt-A Trust, Series 2004-12 2A2 5.01% due 01/25/35(2)(5)                      65,091           64,464
Bear Stearns Alt-A Trust, Series 2004-9 1A1 4.97% due 09/25/34(5)                          21,963           21,923

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Bear Stearns Alt-A Trust, Series 2005-2 2A2A 4.82% due 04/25/35(1)(2)(5)           $       38,532   $       38,238
Bear Stearns Alt-A Trust, Series 2005-5 1A1 4.69% due 07/25/35(2)(5)                      116,994          115,341
Bear Stearns Asset Backed Securities NIM Trust, Series 2004-HE10 A1 4.25%
  due 12/25/34*(1)(9)                                                                      17,701           17,579
Bear Stearns Asset Backed Securities, Inc., Series 2003-3 A2 2.52%
  due 06/15/43(3)                                                                          42,000           42,378
Bear Stearns Asset Backed Securities, Inc., Series 2005-3 A 5.27% due 09/25/35(3)          86,545           86,564
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A3 5.47%
  due 06/11/41(2)(5)                                                                       32,000           31,705
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-A6 4.75%
  due 02/13/46(2)(5)                                                                       32,000           30,143
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-AX1 IO 0.03%
  due 12/11/40*(2)(4)(5)(9)                                                             6,563,408           29,980
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-LXR1 X1 IO 0.74%
  due 09/15/18*(2)(4)(5)(9)                                                             3,513,000           28,525
Bombardier Capital Mtg. Securitization Corp., Series 2001-A A 6.81%
  due 12/15/30                                                                             26,333           26,572
Capital One Multi-Asset Execution Trust, Series 2002-C1 C1 7.50%
  due 07/15/10(3)                                                                          15,000           15,541
Carmax Auto Owner Trust, Series 2004-2 D 3.67% due 09/15/11                                 9,795            9,609
Centex Home Equity Loan Trust, Series 2004-C AIO 3.50% due 06/25/06(4)                    218,400            1,203
Chase Commercial Mtg. Securities Corp., Series 2000-3 A2 7.32% due 10/15/32(5)             18,000           19,207
Chase Credit Card Owner Trust, Series 2003-3 C 5.83% due 10/15/10(3)                       60,000           61,109
Chase Funding NIM Trust, Series 2004-OPT1 4.46% due 06/27/34*(1)(9)                        22,125           22,111
Chec NIM Ltd., Series 2004-2 N1 4.45% due 10/26/34*(1)(9)                                   1,769            1,766
Citibank Credit Card Issuance Trust, Series 2001-C1 5.68% due 01/15/10(3)                  30,000           30,429
Citigroup Commercial Mtg. Trust, Series 2005-C3 XC IO 0.06%
  due 05/15/43*(2)(4)(5)(9)                                                             4,828,812           51,132
CNL Funding, Series 1999-1 A2 7.65% due 06/18/14*(9)                                      100,000          104,300
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A2 6.53% due 12/15/30(5)                 36,625           36,891
Commercial Mtg. Acceptance Corp., Series 1997-ML1 A3 6.57% due 12/15/30(5)                135,000          136,740
Commercial Mtg., Pass Through, Series 2001-J2A A2F 5.25% due 07/16/34*(3)(5)(9)            46,000           46,586
Commercial Mtg., Pass Through, Series 2004-1 A4 4.72% due 03/10/39                        590,000          557,655
Commercial Mtg., Pass Through, Series 2004-A5 5.28% due 07/10/37(2)(6)                     52,000           51,296
Commercial Mtg., Pass Through, Series 2005-C6 IO 0.04% due 06/10/44*(2)(4)(5)(9)        3,704,306           25,066
Commercial Mtg., Pass Through, Series 2005-LP5 IO 0.04% due 05/10/43*(2)(4)(5)(9)       1,829,280           18,966
Commercial Mtg., Pass Through, Series 2006-CN2A H 5.57% due 02/05/19*(2)(5)(9)             19,000           18,807
Conseco Finance Securitizations Corp., Series 2000-5 A4 7.47% due 02/01/32                 32,343           32,447
Conseco Finance Securitizations Corp., Series 2000-4 A6 8.31% due 05/01/32                 65,000           53,583
Conseco Finance Securitizations Corp., Series 2001-1 A4 6.21% due 07/01/32                110,099          110,077
Conseco Finance Securitizations Corp., Series 2001-1 A5 6.99% due 07/01/32(8)(10)         307,000          293,305
Conseco Finance Securitizations Corp., Series 2001-1 AIO 2.50%
  due 07/01/32(1)(2)(4)                                                                   621,300           10,607
Conseco Finance Securitizations Corp., Series 2001-3 A3 5.79% due 05/01/33                 14,555           14,537
Conseco Finance Securitizations Corp., Series 2001-3 A4 6.91% due 05/01/33                195,000          186,470
Conseco Finance Securitizations Corp., Series 2001-4 A4 7.36% due 09/01/33                187,000          188,155
Conseco Finance Securitizations Corp., Series 2002-1 M2 9.55% due 12/01/33(1)              59,000           32,450
Conseco Finance Securitizations Corp., Series 2002-1A 6.68% due 12/01/33                   74,806           75,093
Conseco Finance Securitizations Corp., Series 2002-2 AIO 8.50%
  due 03/01/33(1)(2)(4)                                                                   132,744           31,259
Countrywide Alternative Loan Trust, Pass Through, Series 2005-24 1AX IO 1.22%
  due 07/20/35(1)(2)(4)(5)                                                              1,242,304           32,610
Countrywide Alternative Loan Trust, Pass Through, Series 2005-24 IIAX IO 0.73%
  due 07/20/35(1)(2)(4)(5)                                                                644,331           24,162

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Countrywide Asset-Backed Certificates, Series 2004-11N N 5.25% due 04/25/36*(9)    $        8,510   $        8,478
Countrywide Asset-Backed Certificates, Series 2004-EC1N 5.00% due 09/25/35*(9)             17,813           17,736
Countrywide Asset-Backed Certificates, Series 2004-N 5.00% due 06/25/36*(1)(9)             14,329           14,186
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2 2A3 8.00%
  due 06/25/35*(5)(9)                                                                      81,438           84,658
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-2 2X IO 0.53%
  due 03/25/35(1)(2)(4)(5)                                                                701,940           15,245
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9 1X IO 0.61%
  due 05/25/35(1)(2)(4)(5)                                                                641,815           15,468
Countrywide Home Loan Mtg., Pass Through, Series 2006 OA5 IO 0.00%
  due 04/25/46(1)(2)(4)                                                                   275,000           13,750
Crown Castle Towers LLC, Series 2005-1A D 5.61% due 06/15/35*(5)(9)                        84,000           81,716
CS First Boston Mtg. Securities Corp., Pass Through, Series 2003-C3 AX IO 0.34%
  due 05/15/38*(2)(4)(5)(9)                                                             1,474,932           60,485
CS First Boston Mtg. Securities Corp., Pass Through, Series 2005-C2 AX IO 0.06%
  due 04/15/37*(2)(4)(5)(9)                                                             2,426,173           36,605
CS First Boston Mtg. Securities Corp., Pass Through, Series 2005 J 5.65%
  due 09/15/20*(3)(5)(9)                                                                   62,000           61,858
CS First Boston Mtg. Securities Corp., Series 2004-TF2A H 5.45%
  due 11/15/19*(3)(5)(9)                                                                   50,000           50,153
CS First Boston Mtg. Securities Corp., Series 2004-TF2A J 5.70%
  due 11/15/19*(3)(5)(9)                                                                   50,000           50,113
CS First Boston Mtg. Securities Corp., Series 2005-C4 A5 5.10% due 08/15/38               241,000          232,727
CS First Boston Mtg. Securities, Series 2004-FR1N A 5.00% due 11/27/34*(1)(9)              38,740           38,352
CS First Boston Mtg., Series 2001-CK1 AY IO 0.78% due 12/18/35*(2)(4)(5)(9)             1,973,000           59,936
DLJ Commercial Mtg. Corp., Series 2000-CF1 A1B 7.62% due 06/10/33(5)                       70,000           75,374
FFCA Secured Lending Corp., Series 2000-1 A2 7.77% due 09/18/27*(5)(9)                    118,328          122,005
First Horizon Asset Securities, Inc., Series 2005-AR2 1A1 4.83% due 05/25/35(5)            49,659           49,034
Ford Credit Auto Owner Trust, Series 2004-A C 4.19% due 07/15/09                           50,000           49,042
Fremont NIM Trust, Series 2004-3 A 4.50% due 11/27/34*(1)(9)                               11,979           11,890
Fremont NIM Trust, Series 2004-D N1 4.50% due 11/25/34*(9)                                  6,839            6,819
GE Commercial Mtg. Corp., Pass Through, Series 2004-C2 A4 4.89% due 03/10/40(5)           126,000          120,439
GE Commercial Mtg. Corp., Pass Through, Series 2005-C3 IO 0.04%
  due 07/25/45*(2)(4)(5)(9)                                                            11,642,317           61,381
General Electric Capital Credit Card Master Note Trust, Series 2004-2 C 5.23%
  due 09/15/10(3)                                                                         100,000          100,308
GGP Mall Properties Trust, Series 2001-C1A D3 7.00% due 02/15/14*(3)(5)(9)                 26,038           26,038
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1 X IO 1.58%
  due 07/15/29(2)(4)(5)                                                                 1,503,520           45,617
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3 F 7.81%
  due 08/15/36(2)(5)                                                                       34,000           37,205
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3A4 5.02%
  due 04/10/40(5)                                                                          25,000           24,160
GMAC Commercial Mtg. Securities, Inc., Series 2004-C2 A4 5.30%
  due 08/10/38(5)                                                                          70,000           68,593
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1 IO 0.10%
  due 05/10/43(2)(4)(5)                                                                 3,367,644           62,506
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1 XC IO 0.04%
  due 11/10/45*(1)(4)(5)(9)                                                             8,977,082           59,967
GMAC Mtg. Corp. Loan Trust, Series 2004-HE5 A IO 6.00%
  due 05/25/07(1)(2)(4)                                                                   916,300           44,670
GoldenTree Loan Opportunities II, Ltd., Series-2A 4 7.93% due 07/10/15*(1)(3)(9)           10,000           10,065
Green Tree Financial Corp., Series 1997-4 A7 7.36% due 02/15/29                            32,703           33,812

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Green Tree Financial Corp., Series 1997-6 A8 7.07% due 01/15/29                    $       39,984   $       40,842
Green Tree Financial Corp., Series 1997-6 A9 7.55% due 01/15/29                            49,220           51,315
Green Tree Financial Corp., Series 1997-7 A8 6.86% due 07/15/29                            24,524           24,903
Green Tree Financial Corp., Series 1999-4 A5 6.97% due 05/01/31                            75,094           75,515
Green Tree Financial Corp., Series 1999-5 A5 7.86% due 03/01/30                           179,000          155,594
Greenpoint Manufacturing Housing, Series 1999-5 A4 7.59% due 11/15/28                     138,167          140,643
Greenpoint Manufacturing Housing, Series 2000-3 IA 8.45% due 06/20/31                      55,100           45,933
Greenpoint Mtg. Funding Trust, Series 2005-AR1 X1 IO 0.00%
  due 01/05/36(1)(2)(4)(5)                                                                480,562           12,915
Greenwich Capital Commercial Funding Corp., Series 2003-C2 A4 4.92%
  due 01/05/36(5)                                                                          26,000           25,019
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A3 4.57%
  due 08/10/42(2)(5)                                                                       26,000           24,887
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 XC IO 0.04%
  due 04/10/37*(2)(4)(5)(9)                                                             5,575,922           24,685
GS Mtg. Securities Corp. II, Series 2003-C1 X1 IO 0.20% due 01/10/40(2)(4)(5)           1,554,200           29,879
GS Mtg. Securities Corp. II, Series 2003-FL6A L 8.00% due 11/15/15*(3)(5)(9)               25,000           25,159
GS Mtg. Securities Corp. II, Series 2004-C1X1 IO 0.10% due 10/10/28*(2)(4)(5)(9)        2,074,925           14,200
GS Mtg. Securities Corp. II, Series 2004-GG2 A6 5.40% due 08/10/38(2)(5)                  108,000          106,537
GS Mtg. Securities Corp. II, Series 2005-GG4 A4B 4.73% due 07/10/39(5)                     88,000           82,463
GS Mtg. Securities Corp. II, Series 2005-GG4 XC IO 0.10% due 07/10/39*(2)(4)(5)(9)      3,133,291           61,313
GS Mtg. Securities Corp., Series 2005-RP3 1A2 7.50% due 09/25/35(5)                        60,119           61,888
GS Mtg. Securities Corp., Series 2005-RP3 1A3 8.00% due 09/25/35(5)                        70,941           73,904
GS Mtg. Securities Corp., Series 2005-RP3 1A4 8.50% due 09/25/35(5)                        22,466           23,809
GSAMP Trust, Series 2004-NIM N 4.88% due 10/25/34*(1)(9)                                   26,524           26,410
GSAMP Trust, Series 2005-NC1 N 5.00% due 02/25/35*(1)(9)                                   11,312           11,287
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A2 7.50% due 03/25/35*(5)(9)                       50,608           51,982
GSMPS Mtg. Loan Trust, Series 2005-RP2 1A3 8.00% due 03/25/35*(5)(9)                       43,527           45,035
HVB Mtg. Capital Corp., Series 2003-FL1A K 7.73% due 09/10/22*(1)(3)(5)(9)                 72,000           73,250
Hyundai Auto Receivables Trust, Series 2004-AD 4.10% due 08/15/11                          63,000           61,443
J. P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB11 A4 5.34%
  due 08/12/37(2)(5)                                                                      129,000          126,466
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CIBC 14 A4 5.48%
  due 12/12/44                                                                            185,000          183,532
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 1997-C5 F 7.56%
  due 09/15/29(5)                                                                          27,000           29,634
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6 A2 5.26%
  due 07/12/37(5)                                                                          32,000           31,442
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1 X IO 0.03%
  due 03/15/46*(2)(4)(5)(9)                                                             1,124,636           10,562
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2 X1 IO 0.05%
  due 07/15/42*(2)(4)(5)(9)                                                             9,052,350          149,950
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12 X1 IO 0.05%
  due 09/12/37*(2)(4)(5)(9)                                                             2,246,801           24,643
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3 X1 IO 0.04%
  due 08/15/42*(2)(4)(5)(9)                                                             4,038,638           30,851
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP4 X1 IO 0.04%
  due 10/15/42*(2)(4)(5)(9)                                                             3,378,030           30,796
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5 X1 IO 0.03%
  due 12/15/44*(2)(4)(5)(9)                                                            10,541,347           48,551
J.P. Morgan Commercial Mtg. Finance Corp., Pass Through, Series-C9 G 6.25%
  due 10/15/32*(9)                                                                         25,000           25,232

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
LB-UBS Commercial Mtg. Trust, Pass Through, Series 2005-C7 XLC IO 0.07%
  due 11/15/40*(2)(4)(5)(9)                                                        $    5,083,914   $       49,383
LB-UBS Commercial Mtg. Trust, Series 2004-C1 A4 4.57% due 01/15/31(5)                      22,000           20,612
LB-UBS Commercial Mtg. Trust, Series 2004-C7 A6 4.79% due 10/15/29(5)                      35,000           33,127
LB-UBS Commercial Mtg. Trust, Series 2005-C2 XCL IO 0.10%
  due 04/15/40*(2)(4)(5)(9)                                                             5,007,536           54,114
LB-UBS Commercial Mtg. Trust, Series 2005-C3 XCL IO 0.14%
  due 07/15/40*(2)(4)(5)(9)                                                             1,429,480           30,960
LB-UBS Commercial Mtg. Trust, Series 2005-C5 XCL IO 0.08%
  due 09/15/40*(2)(4)(5)(9)                                                             2,544,985           36,875
LB-UBS Commercial Mtg. Trust, Series 2005-C7 AM 5.26% due 11/15/40(2)(5)                  110,000          106,824
LB-UBS Commercial Mtg. Trust, Series 2006-C1 XCL IO 0.06%
  due 02/15/41*(2)(4)(5)(9)                                                             5,270,391           59,133
Lehman Brothers Commercial Mtg. Trust, Series 2005-LLFA J 5.55%
  due 07/16/18*(3)(5)(9)                                                                   19,000           18,998
Long Beach Asset Holdings Corp., Series 2005-1 N1 4.12% due 02/25/35*(9)                   20,044           19,983
Long Beach Mtg. Loan Trust, Series 2004-3 S1 IO 4.50% due 12/25/06(4)                     392,307            9,100
Long Beach Mtg. Loan Trust, Series 2004-3 S2 IO 4.50% due 12/25/06(4)                     196,154            4,614
Marriott Vacation Club Owner Trust, Series 2002-1A A1 5.48% due 12/20/24*(3)(9)            27,490           27,718
Master Adjustable Rate Mtgs. Trust, Pass Through,Series 2004-7 2A1 4.67%
  due 08/25/34(2)(5)                                                                       55,581           55,544
Master Adjustable Rate Mtgs. Trust, Series 2004-3 4 AX IO 1.42%
  due 04/25/34(2)(4)(5)                                                                    99,054            2,981
Master Adjustable Rate Mtgs. Trust, Series 2005-2 7 AX IO 0.17%
  due 03/25/35(2)(4)(5)                                                                   263,395              862
Master Reperforming Loan Trust, Series 2005-2 1A3 7.50% due 05/25/35*(1)(5)(9)             63,301           65,675
Master Specialized Loan Transfer, Series 2005-11A4 7.50% due 08/25/34*(5)(9)               56,538           58,216
MBNA Credit Card Master Note Trust, Series 2003-C5 5.93% due 11/15/10(3)                   60,000           61,148
Merit Securities Corp., Series 11PA-3A1 5.23% due 04/28/27*(3)(5)(9)                       94,346           95,431
Merrill Lynch Mtg. Investors, Inc., Series 2004-OP1 N1 4.75% due 06/25/35*(1)              10,358           10,267
Merrill Lynch Mtg. Investors, Inc., Series 2004-WM2N N1 4.50% due 12/25/34*(9)              4,157            4,114
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3 B3 5.00% due 01/25/35(2)              26,000           25,171
Merrill Lynch Mtg. Investors, Inc., Series 2005-WM 1N 5.00% due 09/25/35*(9)               14,339           14,225
Merrill Lynch Mtg. Investors, Inc., Series 2007-HE2C N1 5.00% due 08/25/35*(9)              9,441            9,365
Merrill Lynch Mtg. Trust, Pass Through, Series 2005-LC1 XA IO 0.00%
  due 01/12/44*(2)(4)(9)                                                                1,150,000           11,607
Merrill Lynch Mtg. Trust, Series 2005-MCP1 XC IO 0.47% due 05/12/43(2)(4)(5)            2,350,805           31,080
Merrill Lynch Mtg. Trust, Series 2005-MKB2 A2 4.81% due 09/12/42(5)                       117,000          114,658
Metris Secured Note Trust, Series 2004-2 C 5.92% due 10/20/10*(3)(9)                       65,000           65,376
Mezz Capital Commercial Mtg.,Trust, Series 2004-C2 A IO 6.41%
  due 12/15/19*(1)(2)(4)(5)(9)                                                            156,708           55,533
Mezz Capital Commercial Mtg.,Trust, Series 2005-C3 X IO 4.99%
  due 05/15/44*(1)(2)(4)(5)(9)                                                            174,916           59,034
Mid-State Trust, Series 11 B 8.22% due 07/15/38                                            11,052           10,764
Morgan Stanley Auto Loan Trust, Series 2004-HB2 D 3.82% due 03/15/12                        1,718            1,715
Morgan Stanley Capital I, Pass Through, Series 1998-CF1 D 7.35%
  due 07/15/32(5)                                                                          56,000           60,476
Morgan Stanley Capital I, Series 2004-HQ4 A7 4.97% due 04/14/40                            41,000           39,213
Morgan Stanley Capital I, Series 2004-WMC3 A2PT 5.11% due 01/25/35(3)                      41,219           41,339
Morgan Stanley Capital I, Series 2005-HQ6 A4A 4.99% due 08/13/42(5)                        79,000           75,711
Morgan Stanley Capital I, Series 2005-HQ5 X1 IO 0.04% due 01/14/42*(2)(4)(5)(9)         3,846,260           31,296
Morgan Stanley Capital I, Series 2005-HQ6 X1 IO 0.05% due 08/13/42*(2)(4)(5)(9)         3,868,331           40,774
Morgan Stanley Dean Witter Capital I, Series 2001-NC3 B1 7.27% due 10/25/31(3)              4,221            4,156
Morgan Stanley Dean Witter Capital I, Series 2001-NC4 B1 7.32% due 01/25/32(3)              5,971            5,973

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR 2A1 5.43% due 09/25/35(5)(7)       $      267,908   $      267,457
Mortgage Capital Funding, Inc., Series 1998-MC2 E 7.10% due 06/18/30(2)(5)                 27,000           28,159
Navistar Financial Corp. Owner Trust, Series 2004- B C 3.93% due 10/15/12                   5,457            5,261
Navistar Financial Corp. Owner Trust, Series 2005-A C 4.84% due 01/15/14                   30,519           30,253
New Century Home Equity Loan Trust, Series 2003-5 A17 5.15% due 11/25/33                   33,000           32,377
Nomura Asset Acceptance Corp., Series 2004-R3 PT 8.90% due 02/25/35(1)(2)(5)               62,369           65,683
Oakwood Mtg. Investors, Inc., Series 2000-A A3 7.95% due 03/15/22                          56,701           44,171
Oakwood Mtg. Investors, Inc., Series 2001-E A IO 6.00% due 11/15/09(1)(2)(4)              155,122           22,735
Oakwood Mtg. Investors, Inc., Series 2002-A A IO 6.00% due 02/15/10(1)(2)(4)              127,931           19,547
Oakwood Mtg. Investors, Inc., Series 2002-C A1 5.41% due 11/15/32                         125,200          107,222
Origen Manufactured Housing, Series 2004-B A2 3.79% due 12/15/17                           65,000           62,904
Origen Manufactured Housing, Series 2004-B A3 4.75% due 08/15/21                           26,000           24,604
Park Place Securities NIM Trust, Series 2004-WHQ2 A 4.00% due 02/25/35*(9)                  9,344            9,312
Providian Gateway Owner Trust, Series 2004-EA D 5.68% due 11/15/11*(3)(9)                 100,000          101,125
Renaissance Home Equity Loan Trust, Series 2005-1 N 4.70% due 05/25/35*(1)(9)              13,665           13,665
Residential Accredit Loans, Inc., Series 2004-QA5 4.97% due 12/25/34(5)                    31,983           31,687
Residential Asset Mtg. Products, Inc., Series 2002-SL1 AI3 7.00% due 06/25/32(5)          114,656          114,221
Residential Asset Mtg. Products, Inc., Series 2004-RZ2 A IO 3.50%
  due 06/25/06(1)(4)                                                                      532,700            2,785
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50%
  due 12/25/34*(9)                                                                         16,102           14,927
Residential Asset Securities NIM Corp., Series 2004-N10B A1 5.00%
  due 11/25/34(1)                                                                          25,675           25,563
SACO I Trust, Pass Through, Series 2005-10 5.08% due 06/25/36                              98,909           98,908
Salomon Brothers Mtg. Securities VII, Inc., Series 2003-CDCA X3CD IO 1.02%
  due 02/15/15*(1)(2)(4)(5)(9)                                                             92,829              700
Sasco Net Interest Margin Trust, Series 2005-NC1A 4.75% due 02/27/35*(1)(9)                27,832           27,616
Sequoia Mtg. Funding Trust, Series 2004-A AX1 IO 0.80%
  due 02/25/08*(2)(4)(5)(9)                                                             1,732,538            9,876
Sharps SP I, LLC NIM Trust, Series 2003-HE1N 6.90% due 11/25/33*(9)                         1,343            1,340
Sharps SP I, LLC NIM Trust, Series 2004-HE1N 4.94% due 02/25/34*(1)(9)                      7,004            2,451
Sharps SP I, LLC NIM Trust, Series 2004-HE4N 3.75% due 12/25/34*(9)                        18,154           18,076
Sharps SP I, LLC NIM Trust, Series 2004-RM2N 4.00% due 01/25/35*(9)                        10,097           10,052
Specialty Underwriting & Residential Finance, Series 2004-BC1 X IO 2.00%
  due 02/25/35(1)(2)(4)                                                                   471,396            3,218
Strips III, Ltd./Strips III Corp., Series 2004-1A K 5.00% due 03/24/18*(1)(5)(9)           50,000           46,117
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-10 1 A1 4.91%
  due 08/25/34(2)(5)                                                                       40,972           41,102
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-12 1A2 4.97%
  due 09/25/34(2)(5)                                                                       56,102           56,456
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19 2A1 IO 0.54%
  due 01/25/35(1)(2)(4)(5)                                                                729,215           12,615
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-20 1A2 5.07%
  due 01/25/35(2)(5)                                                                      148,890          147,596
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-6 1A 4.37%
  due 06/25/34(2)(5)                                                                      171,148          170,344
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A1 4.69%
  due 07/25/34(2)(5)                                                                       32,929           32,987
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8 1A3 4.69%
  due 07/25/34(2)(5)                                                                       17,013           17,047
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-1 1A1 5.14%
  due 02/25/35(2)(5)                                                                      230,893          228,651
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9 AX IO 0.92%
  due 05/25/35(1)(2)(4)(5)                                                              1,346,849           40,136

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Structured Asset Investment Loan NIM Notes, Series 2003-5 A 7.35%
  due 06/27/33*(1)(9)                                                              $        9,570   $        8,024
Structured Asset Investment Loan NIM Notes, Series 2003-BC2A A 7.75%
  due 04/27/33*(9)                                                                         10,591            4,874
Structured Asset Investment Loan NIM Notes, Series 2004-10A A 5.00%
  due 11/27/34*(1)(9)                                                                      32,372           32,190
Structured Asset Investment Loan NIM Notes, Series 2004-11A A2 4.75%
  due 01/27/35*(9)                                                                         26,739           26,584
Structured Asset Investment Loan NIM Notes, Series 2004-AA A 4.50%
  due 10/27/34*(9)                                                                          9,487            9,445
Structured Asset Investment Loan NIM Notes, Series 2005-1A A 4.25%
  due 02/27/35*(9)                                                                         26,512           26,343
Structured Asset Investment Loan NIM Notes, Series 2005-2A A 4.75%
  due 03/27/35*(1)(9)                                                                      19,559           19,405
Structured Asset Investment Loan NIM Notes, Series 2005-WF1A 4.75%
  due 02/27/35*(1)(9)                                                                      24,218           24,014
Structured Asset Securities Corp., Series 2003-40A 1A 4.89% due 01/25/34(2)(5)             26,845           27,022
Structured Asset Securities Corp., Series 2004-NP2 A 5.17%
  due 06/25/34*(1)(3)(5)(9)                                                               104,326          104,336
Structured Asset Securities Corp., Series 2005-10 3A3 6.55% due 12/25/34(3)(5)             92,249           83,876
Structured Asset Securities Corp., Series 2005-6 5A8 4.26% due 05/25/35(3)(5)              83,182           70,649
Terwin Mtg. Trust,Series 2004-5HE A1B 5.24% due 06/25/35(3)                                43,485           43,709
TIAA Retail Commercial Trust, Series 2002-1A IIFX 6.77% due 05/22/37*(1)(9)                86,000           89,289
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18 XC IO 0.06%
  due 04/15/42*(2)(4)(5)(9)                                                             5,443,372           54,519
Wachovia Bank Commercial Mtg. Trust, Series 2006-C23 A4 5.42%
  due 01/15/45(2)(6)                                                                      581,000          572,596
Wachovia Bank Commercial Mtg.Trust, Series 2004-C15 A4 4.80% due 10/15/41(5)              131,750          124,249
Wachovia Bank Commercial Mtg.Trust, Series 2005-C16 A4 4.85% due 10/15/41(5)               32,000           30,376
Washington Mutual Asset Securities Corp., Series 2004-1 1A1 5.30%
  due 05/26/36*(2)(5)(9)                                                                   65,000           61,874
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12 2A5 1.00%
  due 07/25/35(3)(5)                                                                      654,000          629,791
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9 1A2 4.35%
  due 05/25/35(2)(5)                                                                      153,717          149,826
WFS Financial Owner Trust, Series 2004-1 D 3.17% due 08/22/11                               7,751            7,583
WFS Financial Owner Trust, Series 2004-3 D 4.07% due 02/17/12                              17,166           16,878
WFS Financial Owner Trust, Series 2004-4 D 3.58% due 05/17/12                              31,488           30,866
WFS Financial Owner Trust, Series 2005-1 D 4.09% due 08/17/12                              22,455           22,041
                                                                                                    --------------
TOTAL ASSET-BACKED SECURITIES (cost $13,969,965)                                                        13,590,211
                                                                                                    --------------

BONDS & NOTES -- 9.1%

CONSUMER DISCRETIONARY -- 0.1%

APPAREL & TEXTILES -- 0.0%
Levi Strauss & Co. 8.88% due 04/01/16*(9)                                                  30,000           30,075

APPLIANCES & HOUSEHOLD DURABLES -- 0.0%
D.R. Horton, Inc. 7.88% due 08/15/11                                                       10,000           10,701

AUTOMOTIVE -- 0.1%
Arvinmeritor, Inc. 8.75% due 03/01/12                                                      35,000           34,475
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                        25,000           25,427
Goodyear Tire & Rubber Co. 9.00% due 07/01/15                                              35,000           35,525
Johnson Controls, Inc. 5.50% due 01/15/16                                                  15,000           14,547

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Lear Corp. 8.13% due 04/01/08                                                      $        5,000   $        5,832
TRW Automotive, Inc. 9.38% due 02/15/13                                                    85,000           91,906

RETAIL -- 0.0%
Bon-Ton Stores, Inc. 10.25% due 03/15/14*(9)                                               55,000           52,910
CVS Corp. Pass Through 6.12% due 01/10/13*(9)                                              17,482           17,677
May Department Stores Co. 5.75% due 07/15/14                                               10,000            9,947
                                                                                                    --------------
                                                                                                           329,022
                                                                                                    --------------

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Del Monte Corp. 8.63% due 12/15/12                                                         65,000           68,656
Delhaize America, Inc. 8.13% due 04/15/11                                                  30,000           32,386
Kroger Co. 6.75% due 04/15/12                                                              10,000           10,410
Pinnacle Foods Holding Corp. 8.25% due 12/01/13                                            75,000           74,250

HOUSEHOLD & PERSONAL PRODUCTS -- 0.0%
Fortune Brands, Inc. 5.38% due 01/15/16                                                    25,000           23,997
Sealy Mattress Co. 8.25% due 06/15/14                                                      85,000           88,825
                                                                                                    --------------
                                                                                                           298,524
                                                                                                    --------------

ENERGY -- 0.1%

ENERGY SERVICES -- 0.1%
Atmos Energy Corp. 4.95% due 10/15/14                                                      25,000           23,502
Buckeye Partners LP 5.30% due 10/15/14                                                     15,000           14,439
Consolidated Natural Gas Co. 5.00% due 12/01/14                                            15,000           14,063
Motiva Enterprises LLC 5.20% due 09/15/12*(9)                                              30,000           29,535
PacifiCorp 5.45% due 09/15/13                                                              20,000           19,900
Premcor Refining Group, Inc. 7.50% due 06/15/15                                            10,000           10,552
Sunoco, Inc. 4.88% due 10/15/14                                                            15,000           14,125
Valero Energy Corp. 7.50% due 04/15/32                                                     20,000           22,994
Weatherford International, Inc. 5.50% due 02/15/16                                         10,000            9,806

ENERGY SOURCES -- 0.0%
Amerada Hess Corp. 7.88% due 10/01/29                                                      35,000           40,755
Forest Oil Corp. 800% due 12/15/11                                                         20,000           21,500
Occidental Petroleum Corp. 10.13% due 09/15/09                                             25,000           28,740
Pride International, Inc. 7.38% due 07/15/14                                               60,000           63,000
Quicksilver Resources, Inc. 7.13% due 04/01/16                                             25,000           24,688
                                                                                                    --------------
                                                                                                           337,599
                                                                                                    --------------

FINANCE -- 3.9%

BANKS -- 0.0%
Bank of New York Co., Inc. 3.40% due 06/12/06(14)                                          10,000            9,622
Capital One Bank 6.50% due 06/13/13                                                        20,000           20,812
First Maryland Bancorp 7.20% due 07/01/07                                                  20,000           20,419
Fleet Capital Trust V 5.93% due 06/12/06(3)                                                20,000           19,948
Independence Community Bank Corp. 3.50% due 06/20/08(14)                                   50,000           47,838

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
PNC Bank NA 4.88% due 09/21/17                                                     $       30,000   $       27,889
UBS Preferred Funding Trust I 8.62% due 10/01/10(6)                                        30,000           33,471

FINANCIAL SERVICES -- 3.8%
Ameritech Capital Funding Co. 6.25% due 05/18/09                                           25,000           25,354
Beaver Valley Funding Corp. 9.00% due 06/01/17                                             25,000           28,231
Block Financial Corp. 5.13% due 10/30/14                                                   25,000           22,953
Bunge Ltd. Finance Corp. 5.35% due 04/15/14                                                30,000           28,786
CIT Group, Inc. 5.00% due 02/01/15                                                         15,000           14,171
CIT Group, Inc. 7.75% due 04/02/12                                                         35,000           38,579
Countrywide Capital III, 8.05% due 06/15/27                                                20,000           22,851
Crystal U.S. Holdings LLC 10.00% due 10/01/09(6)(10)                                       95,000           74,100
Deutsche Bank Capital Funding Trust VII 5.63% due 01/19/16*(9)                             15,000           14,461
Dow Jones CDX NA HY 8.75% due 12/29/10*(7)(9)                                          12,779,750       13,195,092
Ford Motor Credit Co. 8.15% due 11/02/07(3)                                                25,000           24,632
Ford Motor Credit Co. 7.88% due 06/15/10                                                    5,000            4,687
Ford Motor Credit Co., 7.75% due 02/15/07                                                 115,000          113,247
Franchise Finance Corp. of America 8.75% due 10/15/10                                       5,000            5,657
General Motors Acceptance Corp. 5.62% due 03/20/07(3)                                     115,000          111,670
General Motors Acceptance Corp. 6.02% due 07/16/07(3)                                      25,000           24,489
General Motors Acceptance Corp. 6.75% due 12/01/14                                        190,000          171,039
General Motors Acceptance Corp. 6.88% due 08/28/12                                        225,000          207,565
Grand Metropolitan Investment Corp. 8.00% due 09/15/22                                     45,000           54,365
Greenpoint Capital Trust I 9.10% due 06/01/27                                              15,000           16,169
HSBC Finance Capital Trust 5.91% due 11/30/35                                             100,000           98,113
J.P. Morgan Chase Capital XV 5.88% due 03/15/35                                            15,000           14,020
K&F Acquisition, Inc. 7.75% due 11/15/14                                                   20,000           20,250
Lehman Brothers Holdings, Inc. 5.55% due 08/19/10*(3)(9)                                   75,000           75,205
NiSource Finance Corp. 5.25% due 09/15/17                                                   5,000            4,692
NiSource Finance Corp. 5.45% due 09/15/20                                                  40,000           37,080
Nuveen Investments, Inc. 5.00% due 09/15/10                                                15,000           14,489
Nuveen Investments, Inc. 5.50% due 09/15/15                                                15,000           14,423
Oneamerica Financial Partners, Inc. 7.00% due 10/15/33*(9)                                 20,000           21,274
Sovereign Bancorp, Inc. 4.80% due 09/01/10*(9)                                             20,000           19,317
Sprint Capital Corp. 6.90% due 05/01/19                                                    25,000           26,708
Verizon Global Funding Corp. 7.75% due 12/01/30                                            15,000           16,571
Visant Corp. 7.63% due 10/01/12                                                            85,000           83,938

INSURANCE -- 0.1%
Archstone Smith Operating Trust 5.75% due 03/15/16                                         15,000           14,885
Executive Risk Capital Trust, 8.68% due 02/01/27                                           30,000           31,819
Fund American Cos., Inc. 5.88% due 05/15/13                                                35,000           34,388
Liberty Mutual Group, Inc. 6.50% due 03/15/35*(9)                                          70,000           66,091
Loews Corp. 5.25% due 03/15/16                                                             15,000           14,306
MetLife, Inc. 5.00% due 06/15/15                                                           25,000           23,793
MetLife, Inc. 5.70% due 06/15/35                                                           25,000           23,557
Nationwide Financial Services, Inc. 5.63% due 02/13/15                                     10,000            9,867
Nationwide Mutual Insurance Co. 8.25% due 12/01/31*(9)                                     15,000           17,828
Safeco Capital Trust I 8.07% due 07/15/37                                                  45,000           47,609
Transamerica Capital III 7.63% due 11/15/37                                                35,000           38,967
Zurich Capital Trust 8.38% due 06/01/37*(9)                                                35,000           37,442
                                                                                                    --------------
                                                                                                        15,184,729
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE -- 0.1%

DRUGS -- 0.0%
Bayer Corp. 6.20% due 02/15/08*(9)(14)                                             $       15,000   $       15,166
Hospira, Inc. 5.90% due 06/15/14                                                           15,000           15,047
Omnicare, Inc. 6.13% due 06/01/13                                                          45,000           43,200
Omnicare, Inc. 6.88% due 12/15/15                                                          20,000           19,950

HEALTH SERVICES -- 0.1%
Community Health Systems, Inc. 6.50% due 12/15/12                                          45,000           43,593
HCA, Inc. 6.25% due 02/15/13                                                               70,000           67,902
Iasis Healthcare LLC 8.75% due 06/15/14                                                    10,000           10,000
Tenet Healthcare Corp. 9.88% due 07/01/14                                                  60,000           60,750
Tenet Healthcare Corp. 7.38% due 02/01/13                                                  60,000           54,750
Wellpoint, Inc. 5.00% due 12/15/14                                                         15,000           14,307
Wellpoint, Inc. 5.25% due 01/15/16                                                         10,000            9,643
                                                                                                    --------------
                                                                                                           354,308
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 0.2%

AEROSPACE & MILITARY TECHNOLOGY -- 0.1%
Lockheed Martin Corp. 8.50% due 12/01/29                                                   35,000           45,442
Raytheon Co. 6.75% due 03/15/18                                                            30,000           32,301
TransDigm, Inc. 8.38% due 07/15/11                                                         55,000           57,475

BUSINESS SERVICES -- 0.1%
Allied Waste North America, Inc., 8.50% due 12/01/08                                       60,000           63,075
Brand Services, Inc. 12.00% due 10/15/12                                                   40,000           42,800
Browning-Ferris Industries, Inc. 6.38% due 01/15/08                                        30,000           30,000
Browning-Ferris Industries, Inc. 7.40% due 09/15/35                                        25,000           23,250
Cendant Corp. 4.89% due 08/17/06                                                           30,000           14,946
Cendant Corp. 6.25% due 03/15/10                                                           55,000           56,423
Iron Mountain, Inc. 6.63% due 01/01/16                                                     20,000           18,800
Nortek, Inc. 8.50% due 09/01/14                                                            45,000           45,787
NTK Holdings, Inc. 10.75% due 03/01/14                                                      5,000            3,650
Service Corp. International 6.75% due 04/01/16                                             55,000           54,450
United Rentals N.A., Inc. 7.00% due 02/15/14                                               30,000           28,875

MACHINERY -- 0.0%
Blount, Inc. 8.88% due 08/01/12                                                            50,000           52,000

MULTI-INDUSTRY -- 0.0%
Covalence Specialty Materials Corp. 10.25% due 03/01/16*(9)                                35,000           36,750

TRANSPORTATION -- 0.0%
BNSF Funding Trust I 6.61% due 01/15/26                                                    35,000           34,308
Greenbrier Cos., Inc. 8.38% due 05/15/15                                                   10,000           10,475
                                                                                                    --------------
                                                                                                           650,807
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 0.3%

BROADCASTING & MEDIA -- 0.2%
Affinion Group, Inc. 10.13% due 10/15/13*(9)                                                5,000            5,075
CCH I LLC 11.00% due 10/01/15                                                              65,000           54,031
CCH II LLC 10.25% due 09/15/10                                                            170,000          167,025
Comcast Corp. 4.95% due 06/15/16                                                           20,000           18,226
Cox Communications, Inc. 6.75% due 03/15/11                                                40,000           41,025
Cox Communications, Inc. 7.75% due 11/01/10                                                30,000           32,083
Cox Enterprises, Inc. 7.88% due 09/15/10*(9)                                                5,000            5,313

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
CSC Holdings, Inc. 7.25% due 04/15/12*(9)                                          $       65,000   $       63,537
DirecTV Holdings LLC 6.38% due 06/15/15                                                    85,000           83,937
Echostar DBS Corp. 6.38% due 10/01/11                                                      95,000           92,862
Echostar DBS Corp. 6.63% due 10/01/14                                                      50,000           48,313
Jones Intercable, Inc. 7.63% due 04/15/08                                                  20,000           20,783
News America Holdings, Inc. 7.70% due 10/30/25                                             75,000           80,955
Omnicom Group, Inc. 5.90% due 04/15/16                                                     15,000           14,767
RH Donnelley Corp. 8.88% due 01/15/16*(9)                                                  45,000           46,800
Tele-Communications, Inc. 7.88% due 08/01/13                                               30,000           32,930
Tele-Communications, Inc. 9.80% due 02/01/12                                               10,000           11,784
Time Warner Entertainment Co. LP 8.38% due 03/15/23                                        25,000           28,266
Time Warner, Inc. 9.13% due 01/15/13                                                        5,000            5,789
Time Warner, Inc. 9.15% due 02/01/23                                                       10,000           12,024
Vertis, Inc. 10.88% due 06/15/09                                                           65,000           63,862
Vertis, Inc. 13.50% due 12/07/09*(9)                                                       30,000           24,075

LEISURE & TOURISM -- 0.1%
Boyd Gaming Corp. 7.13% due 02/01/16                                                       40,000           40,550
Boyd Gaming Corp. 7.75% due 12/15/12                                                       40,000           41,900
Continental Airlines, Inc., Series 02-1 Pass Through 6.56% due 08/15/13                    15,000           15,482
Continental Airlines, Inc., Series 974A Pass Through 6.90% due 01/02/18                     7,803            7,949
Continental Airlines, Inc., Series 981A Pass Through 6.65% due 03/15/19                    35,310           35,574
GTECH Holdings Corp. 4.75% due 10/15/10                                                    40,000           38,905
Harrah's Operating Co., Inc. 5.75% due 10/01/17                                            50,000           47,345
Park Place Entertainment Corp. 7.00% due 04/15/13                                           5,000            5,208
                                                                                                    --------------
                                                                                                         1,186,375
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 0.1%

COMPUTER SERVICES -- 0.0%
Computer Associates International, Inc. 5.63% due 12/01/14*(9)                             30,000           28,878

COMPUTER SOFTWARE -- 0.0%
Serena Software, Inc. 10.38% due 03/15/16*(9)                                              10,000           10,500

ELECTRONICS -- 0.0%
Avnet, Inc. 6.00% due 09/01/15                                                             25,000           23,959
Solectron Global Finance, Ltd. 8.00% due 03/15/16*(9)                                      25,000           25,063

TELECOMMUNICATIONS -- 0.1%
AT&T Corp. 8.50% due 11/15/31                                                              20,000           23,881
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                            55,000           69,660
Citizens Communications Co. 6.25% due 01/15/13                                             20,000           19,450
Rural Cellular Corp. 9.75% due 01/15/10                                                    25,000           25,375
Rural Cellular Corp. 9.88% due 02/01/10                                                    20,000           21,350
Rural Cellular Corp. 10.89% due 11/01/07*(6)(9)                                            35,000           36,313
Sprint Capital Corp. 6.88% due 11/15/28                                                    95,000           98,015
Sprint Capital Corp. 7.63% due 01/30/11                                                     5,000            5,407
Verizon Virginia, Inc. 4.63% due 03/15/13                                                  40,000           36,546
                                                                                                    --------------
                                                                                                           424,397
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS -- 0.2%

CHEMICALS -- 0.1%
Chevron Phillips Chemical Co. LLC 5.38% due 06/15/07                               $       95,000   $       94,564
ICI Wilmington, Inc. 5.63% due 12/01/13                                                    35,000           33,882
Innophos, Inc. 8.88% due 08/15/14                                                          50,000           52,000
Lubrizol Corp. 5.50% due 10/01/14                                                          15,000           14,526
Nalco Co. 9.00% due 11/15/13                                                               40,000           52,352
PQ Corp. 7.50% due 02/15/13*(9)                                                            25,000           24,000

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 7.88% due 08/01/09                                              20,000           19,850
Associated Materials, Inc. 9.75% due 04/15/12                                              40,000           41,500
Graham Packaging Co. 8.50% due 10/15/12                                                     5,000            5,050
Graphic Packaging International Corp. 9.50% due 08/15/13                                   15,000           14,025
Owens-Illinois, Inc. 7.80% due 05/15/18                                                    35,000           34,737
Weyerhaeuser Co. 7.38% due 03/15/32                                                        40,000           42,713
Weyerhaeuser Co. 7.95% due 03/15/25                                                        15,000           16,617

METALS & MINERALS -- 0.1%
Alaska Steel Corp. 7.75% due 06/15/12                                                      55,000           55,619
Alliant Techsystems, Inc. 6.75% due 04/01/16                                               40,000           40,500
Chaparral Steel Co. 10.00% due 07/15/13                                                     5,000            5,575
Compass Minerals International, Inc. 12.00% due 06/01/08(6)                                50,000           44,750
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                             15,000           14,437
Newmont Mining Corp. 5.88% due 04/01/35                                                    20,000           18,698
Peabody Energy Corp. 5.88% due 04/15/16                                                    70,000           66,675

PLASTIC -- 0.0%
Sealed Air Corp. 5.63% due 07/15/13*(9)                                                    20,000           19,438
                                                                                                    --------------
                                                                                                           711,508
                                                                                                    --------------

MUNICIPAL BONDS -- 0.0%

MUNICIPAL BONDS -- 0.0%
New Jersey State Turnpike Authority, Series B 4.25% due 01/01/16                           25,000           23,124
                                                                                                    --------------

REAL ESTATE -- 0.0%

REAL ESTATE COMPANIES -- 0.0%
ERP Operating LP 6.58% due 04/13/15                                                        15,000           15,772

REAL ESTATE INVESTMENT TRUSTS -- 0.0%
Brandywine Operating Partnership LP 5.75% due 04/01/12                                     10,000            9,930
Colonial Properties Trust 6.25% due 06/15/14                                               10,000           10,113
Developers Diversified Realty Corp. 5.38% due 10/15/12                                     10,000            9,734
Equity One, Inc. 3.88% due 04/15/09                                                        15,000           14,219
Heritage Property Investment Trust 5.13% due 04/15/14                                      25,000           23,435
Hospitality Properties Trust 6.75% due 02/15/13                                            15,000           15,605
HRPT Properties Trust 5.75% due 02/15/14                                                   10,000            9,756
HRPT Properties Trust 6.25% due 08/15/16                                                   10,000           10,077
Istar Financial, Inc. 5.88% due 03/15/16                                                   15,000           14,673
Prologis 5.75% due 04/01/16                                                                20,000           19,657
Rouse Co. 7.20% due 09/15/12                                                               40,000           41,486
Simon Property Group LP 5.75% due 12/01/15*(9)                                             20,000           19,764
                                                                                                    --------------
                                                                                                           214,221
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 3.8%

U.S. GOVERNMENT AGENCIES -- 3.8%
Federal Home Loan Mtg. Corp., Series 228 PO zero coupon due 02/01/35(5)(8)(11)     $      708,561   $      535,050
Federal Home Loan Mtg. Corp., Series 3003-XF zero coupon due 07/15/35(3)(5)                91,049           96,081
Federal Home Loan Mtg. Corp. Series 231 PO zero coupon due 08/01/35                     2,623,474        1,892,587
Federal Home Loan Mtg. Corp., Series 3045 DO PO zero coupon
  due 10/15/35(5)(11)                                                                      86,336           67,153
Federal Home Loan Mtg. Corp., Series 236 PO zero coupon due 04/01/36(1)(11)               150,000          112,644
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56-2IO 0.00% due 05/25/43(2)(4)(5)                                             351,686              882
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56-1IO 0.28% due 05/25/43(2)(4)(5)                                             378,668            4,177
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56-3IO 0.35% due 05/25/43(2)(4)(5)                                             310,122            3,883
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-51 1AIO 0.38% due 09/25/43(1)(2)(4)(5)                                         192,774            1,753
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-56-AIO 0.65% due 05/25/43(2)(4)(5)                                             619,945           12,554
Federal Home Loan Mtg. Corp., Series 2815-S IO 1.25% due 09/15/32(3)(4)(5)                178,058            4,617
Federal Home Loan Mtg. Corp., Series 2957-SW IO 1.25% due 04/15/35(3)(4)(5)               419,665           11,104
Federal Home Loan Mtg. Corp., Series 2937-SY IO 1.35% due 02/15/35(3)(4)(5)                75,808            2,285
Federal Home Loan Mtg. Corp., Series 3016-SQ IO 1.36% due 08/15/35(3)(4)(5)               179,191            5,739
Federal Home Loan Mtg. Corp., Series FHR 3114-GI IO 1.70%
  due 04/15/30(1)(3)(4)(5)                                                                 99,617            6,209
Federal Home Loan Mtg. Corp., Series FHR 3114 BI IO 1.75%
  due 04/15/30(1)(3)(4)(5)                                                                233,349            8,998
Federal Home Loan Mtg. Corp., Series 3107-DC IO 1.80% due 06/15/35(1)(3)(4)(5)            121,592            8,872
Federal Home Loan Mtg. Corp., Series 2990-LI IO 1.88% due 10/15/34(3)(4)(5)               131,824            6,228
Federal Home Loan Mtg. Corp., Series 3016-SP IO 1.88% due 08/15/35(3)(4)(5)                95,824            2,661
Federal Home Loan Mtg. Corp., Series FHR 3114-TS IO 1.90%
  due 09/15/30(1)(3)(4)(5)                                                                455,500           18,815
Federal Home Loan Mtg. Corp., Series 2962-BS IO 1.90% due 03/15/35(3)(4)(5)               471,693           21,990
Federal Home Loan Mtg. Corp., Series 2986-WS IO 1.90% due 06/15/35(3)(4)(5)                96,042            2,837
Federal Home Loan Mtg. Corp., Series 3067-SI IO 1.90% due 11/15/35(1)(3)(4)(5)            363,332           24,947
Federal Home Loan Mtg. Corp., Series 3031-BI IO 1.94% due 08/15/35(3)(4)(5)                93,489            4,740
Federal Home Loan Mtg. Corp., Series 3067-SI IO 1.95% due 04/15/35(1)(3)(4)(5)            361,496           24,122
Federal Home Loan Mtg. Corp., Series 2924-SA IO 1.95% due 01/15/35(3)(4)(5)               320,410           13,876
Federal Home Loan Mtg. Corp., Series 2981-AS IO 1.97% due 05/15/35(3)(4)(5)               206,932            8,098
Federal Home Loan Mtg. Corp., Series 2981-BS IO 1.97% due 05/15/35(3)(4)(5)               107,450            4,949
Federal Home Loan Mtg. Corp., Series 2927-ES IO 1.95% due 01/15/35(3)(4)(5)               118,382            4,519
Federal Home Loan Mtg. Corp., Series 2950-SM IO 1.95% due 03/15/35(1)(3)(4)(5)            163,705            9,720
Federal Home Loan Mtg. Corp., Series 3054-CS IO 1.95% due 07/15/35(3)(4)(5)                97,308            4,089
Federal Home Loan Mtg. Corp., Series FHR 3118-SD IO 1.95%
  due 02/15/36(3)(4)(5)                                                                   382,841           18,489
Federal Home Loan Mtg. Corp., Series 2922-SE IO 2.00% due 02/15/35(3)(4)(5)               224,254           10,653
Federal Home Loan Mtg. Corp., Series 3028-ES IO 2.00% due 09/15/35(3)(4)(5)               370,873           24,955
Federal Home Loan Mtg. Corp., Series 3033-SF IO 2.05% due 09/15/35(3)(4)(5)               115,830            4,703
Federal Home Loan Mtg. Corp., Series 2594-SE IO 2.30% due 10/15/30(3)(4)(5)               161,356            7,242
Federal Home Loan Mtg. Corp., Series 2828-TI IO 2.30% due 10/15/30(3)(4)(5)                84,260            4,215
Federal Home Loan Mtg. Corp., Series 2815-PT IO 2.30% due 11/15/32(3)(4)(5)               156,610            8,601
Federal Home Loan Mtg. Corp., Series 2682-TQ IO 2.30% due 10/15/33(3)(4)(5)                67,577            2,715
Federal Home Loan Mtg. Corp., Series 2869-JS IO 2.50% due 04/15/34(3)(4)(5)               397,030           18,850
Federal Home Loan Mtg. Corp., Series 2869-SH IO 2.55% due 04/15/34(3)(4)(5)                84,289            4,101
Federal Home Loan Mtg. Corp., Series 2802-SM IO 2.60% due 04/15/32(3)(4)(5)                47,836            2,530
Federal Home Loan Mtg. Corp., Series 2828-GI IO 2.75% due 06/15/34(3)(4)(5)               158,936           11,672

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mtg. Corp., Series 2538-SH IO 2.80% due 12/15/32(3)(4)(5)        $       21,810   $          970
Federal Home Loan Mtg. Corp., Series 2927-SI IO 3.75% due 02/15/35(3)(4)(5)               146,890           15,867
Federal Home Loan Mtg. Corp. 5.50% due 04/01/20                                           428,002          425,223
Federal Home Loan Mtg. Corp. 5.50% due 06/01/35                                            88,204           86,250
Federal Home Loan Mtg. Corp., Series 3065-DC 5.61% due 03/15/35(3)(5)                      97,979           87,401
Federal Home Loan Mtg. Corp. 6.00% due 08/01/34                                            13,542           13,559
Federal Home Loan Mtg. Corp., Series 2990-DP 6.86% due 08/15/34(3)(5)                      96,046           92,579
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-60-1A2 7.00% due 03/25/44(5)                                                   124,159          126,431
Federal Home Loan Mtg. Corp., Strustured Pass Through Securities,
  Series FSPC T-41-2A 7.00% due 07/25/32(5)                                                18,460           18,798
Federal Home Loan Mtg. Corp. 7.50% due 10/01/29                                            42,194           44,209
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-41-3A 7.50% due 07/25/32(5)                                                     36,581           37,822
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-42-A5 7.50% due 02/25/42(5)                                                     62,440           64,675
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-51-2A 7.50% due 08/25/42(5)                                                     68,998           70,612
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-57-1A 7.50% due 07/25/43(5)                                                    128,940          133,849
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-58-4A 7.50% due 09/25/43(5)                                                     41,803           43,605
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-59-1A3 7.50% due 10/25/43(5)                                                   134,680          140,556
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-60-1A3 7.50% due 03/25/44(5)(8)                                                187,898          193,034
Federal Home Loan Mtg. Corp. 8.50% due 07/01/28                                             6,943            7,473
Federal Home Loan Mtg. Corp., Structured Pass Through Securities,
  Series T-42-A6 9.50% due 02/25/42(5)                                                      9,811           10,454
Federal Home Loan Mtg. Corp., Series 2958-FB 18.37% due 02/15/35(5)                       188,412          180,110
Federal National Mtg. Assoc., Series 2002-82 TO PO zero coupon
  due 02/25/32(5)(11)                                                                      42,817           32,805
Federal National Mtg. Assoc., Series 342-1 PO Strip zero coupon
  due 10/01/33(5)(11)                                                                      70,708           53,372
Federal National Mtg. Assoc., Series 2005-65 ER zero coupon due 08/25/35(3)(5)             98,252           88,488
Federal National Mtg. Assoc., Series 361-1 PO Strip zero coupon
  due 10/01/35(5)(11)                                                                     124,091           94,832
Federal National Mtg. Assoc., Series 363-1 PO Strip zero coupon
  due 11/01/35(5)(8)(11)                                                                  389,771          276,984
Federal National Mtg. Assoc., Series 2005-113 DO PO zero coupon
  due 01/25/36(5)(8)(11)                                                                  296,689          230,523
Federal National Mtg. Assoc., Series 2003-W6 2IO1 0.00% due 09/25/42(4)(5)                 71,037                3
Federal National Mtg. Assoc., Series 2003-W8 1 IO1 0.03% due 12/25/42(4)(5)               208,068               27
Federal National Mtg. Assoc., Series 2003-W6 2IO3 0.35% due 09/25/42(4)(5)                448,851            5,373
Federal National Mtg. Assoc., Series 2003-W6 3IO 0.36% due 09/25/42(4)(5)                 418,726            5,110
Federal National Mtg. Assoc., Series 2002-T1 IO 0.42% due 11/25/31(4)(5)                  446,099            6,776
Federal National Mtg. Assoc., Series 2002-T4 IO 0.45% due 12/25/41(4)(5)                2,388,130           38,838
Federal National Mtg. Assoc., Series 2001-50 BI IO 0.46% due 10/25/41(4)(5)               730,490            9,350
Federal National Mtg. Assoc., Series 2001-T12 IO 0.57% due 08/25/41(4)(5)                 438,096            5,679
Federal National Mtg. Assoc., Series 2003-W6 5IO1 0.68% due 09/25/42(4)(5)                305,966            6,863
Federal National Mtg. Assoc., Series 2003-W2 2 IO 0.86% due 07/25/42(4)(5)                495,154            8,989
Federal National Mtg. Assoc., Series 2004-54 SW IO 1.18% due 06/25/33(3)(4)(5)             76,208            2,084
Federal National Mtg. Assoc., Series 2005-58 IK IO 1.18% due 07/25/35(3)(4)(5)            126,510            3,543
Federal National Mtg. Assoc., Series 2005-82 SI IO 1.28% due 09/25/35(3)(4)(5)            535,159           15,617
Federal National Mtg. Assoc., Series 2003-W6 1 IO1 1.29% due 10/25/42(4)(5)                60,549              613
Federal National Mtg. Assoc., Series 2005 67 BS IO 1.33% due 08/25/35(3)(4)(5)            167,729            4,743
Federal National Mtg. Assoc., Series 2006-20 BI IO 1.62% due 04/25/36(3)(4)(5)            807,000           43,646
Federal National Mtg. Assoc., Series 2003-W8 1 IO2 1.64% due 12/25/42(4)(5)               665,225           37,332

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2003-112 SA IO 1.68% due 01/25/28(3)(4)(5)    $      125,167   $        3,935
Federal National Mtg. Assoc., Series 2003-124 ST IO 1.68% due 01/25/34(3)(4)(5)            91,659            3,689
Federal National Mtg. Assoc., Series 2004-72 SB IO 1.68% due 09/25/34(3)(4)(5)            129,244            5,510
Federal National Mtg. Assoc., Series 2004-38 SI IO 1.75% due 10/25/33(3)(4)(5)            281,839           11,247
Federal National Mtg. Assoc., Series 2006-8 PS IO 1.78% due 03/25/36(1)(3)(4)(5)          224,974           13,754
Federal National Mtg. Assoc., Series 2006-8 NS IO 1.81% due 03/25/36(3)(4)(5)             401,777           20,122
Federal National Mtg. Assoc., Series 2005-73 SD IO 1.86% due 08/25/35(3)(4)(5)            156,503            7,376
Federal National Mtg. Assoc., Series 2005-92 SC IO 1.86% due 10/25/35(3)(4)(5)            326,390           19,296
Federal National Mtg. Assoc., Series 2005-17 SA IO 1.88% due 03/25/35(3)(4)(5)            174,047            7,728
Federal National Mtg. Assoc., Series 2005-17 SE IO 1.88% due 03/25/35(3)(4)(5)            186,570            8,759
Federal National Mtg. Assoc., Series 2005-57 DI IO 1.88% due 03/25/35(3)(4)(5)            397,687           17,106
Federal National Mtg. Assoc., Series 2005-23 SG IO 1.88% due 04/25/35(3)(4)(5)            191,141            9,354
Federal National Mtg. Assoc., Series 2005-29 SX IO 1.88% due 04/25/35(3)(4)(5)            230,095           11,278
Federal National Mtg. Assoc., Series 2005-57 CI IO 1.88% due 04/25/35(1)(3)(4)(5)         170,877            9,339
Federal National Mtg. Assoc., Series 2005-54 SA IO 1.88% due 06/25/35(3)(4)(5)            286,515           13,418
Federal National Mtg. Assoc., Series 2005-69 AS IO 1.88% due 08/25/35(1)(3)(4)(5)          85,107            4,508
Federal National Mtg. Assoc., Series 2005-84 SG IO 1.88% due 10/25/35(3)(4)(5)            245,117           11,379
Federal National Mtg. Assoc., Series 2005-87 SG IO 1.88% due 10/25/35(3)(4)(5)            311,203           15,055
Federal National Mtg. Assoc., Series 2005-89 SI IO 1.88% due 10/25/35(3)(4)(5)            444,989           20,632
Federal National Mtg. Assoc., Series 2005-95 CI IO 1.88% due 11/25/35(3)(4)(5)            138,716            6,670
Federal National Mtg. Assoc., Series 2005-105 S IO 1.88% due 12/25/35(3)(4)(5)             94,490            4,553
Federal National Mtg. Assoc., Series 2005-45 SR IO 1.90% due 06/25/35(3)(4)(5)            404,480           19,366
Federal National Mtg. Assoc., Series 2005-47 SW IO 1.90% due 06/25/35(3)(4)(5)            319,406           15,032
Federal National Mtg. Assoc., Series 2005-45 EW IO 1.91% due 06/25/35(3)(4)(5)            334,901           16,272
Federal National Mtg. Assoc., Series 2005-82 SW IO 1.91% due 09/25/35(3)(4)(5)            242,504           11,563
Federal National Mtg. Assoc., Series 2005-82 SY IO 1.91% due 09/25/35(3)(4)(5)            309,074           14,737
Federal National Mtg. Assoc., Series 2005-62 FS IO 1.93% due 05/25/34(3)(4)(5)            156,491            8,534
Federal National Mtg. Assoc., Series 2005-17 ES IO 1.93% due 03/25/35(1)(3)(4)(5)         123,367            7,467
Federal National Mtg. Assoc., Series 2005-17 SY IO 1.93% due 03/25/35(3)(4)(5)             92,620            4,719
Federal National Mtg. Assoc., Series 2003-W10 3IO 1.93% due 06/25/43(4)(5)                192,750           15,344
Federal National Mtg. Assoc., Series 2006-20 IO 1.93% due 11/25/30(3)(4)(5)               190,000            7,550
Federal National Mtg. Assoc., Series 2981-CS IO 1.97% due 05/15/35(3)(4)(5)               142,140            6,372
Federal National Mtg. Assoc., Series 2003-W10 1IO 1.97% due 06/25/43(4)(5)                907,590           73,287
Federal National Mtg. Assoc., Series 2005-42 SA IO 1.98% due 05/25/35(3)(4)(5)            248,606           11,955
Federal National Mtg. Assoc., Series 2005-65 KI IO 2.18% due 08/25/35(3)(4)(5)            425,038           21,573
Federal National Mtg. Assoc., Series 2004-60 SW IO 2.23% due 04/25/34(3)(4)(5)            294,602           16,403
Federal National Mtg. Assoc., Series 2004-51 SO IO 2.23% due 07/25/34(3)(4)(5)             42,098            2,064
Federal National Mtg. Assoc., Series 2004-65 ST IO 2.23% due 08/25/34(3)(4)(5)            174,352           10,187
Federal National Mtg. Assoc., Series 2003-W12 2 IO 2.23% due 06/25/43(4)(5)               428,562           26,908
Federal National Mtg. Assoc., Series 2003-122 SJ IO 2.28% due 02/25/28(3)(4)(5)           239,330           10,796
Federal National Mtg. Assoc., Series 2003-122 SA IO 2.28% due 02/25/28(3)(4)(5)           224,933           10,354
Federal National Mtg. Assoc., Series 2004-24 CS IO 2.33% due 01/25/34(3)(4)(5)            157,639            9,369
Federal National Mtg. Assoc., Series 2004-89 EI IO 2.33% due 08/25/34(1)(3)(4)(5)         409,379           28,233
Federal National Mtg. Assoc., Series 2005-52 DC IO 2.38% due 06/25/35(3)(4)(5)             86,366            7,230
Federal National Mtg. Assoc., Series 2002-92 SB IO 2.53% due 04/25/30(3)(4)(5)             43,338            2,585
Federal National Mtg. Assoc., Series 2003-48 S IO 2.73% due 06/25/33(3)(4)(5)              57,588            4,613
Federal National Mtg. Assoc., Series 2002-26 A1 IO 2.83% due 07/25/33(3)(4)(5)            132,588           11,097
Federal National Mtg. Assoc., Series 2002-89 S IO 3.38% due 01/25/33(3)(4)(5)             116,994            8,021
Federal National Mtg. Assoc., Series 1997-44 SN IO 3.44% due 06/25/23(3)(4)(5)             43,883            3,158
Federal National Mtg. Assoc. 4.00% due 05/01/19                                           826,135          773,558
Federal National Mtg. Assoc. 4.00% due 09/01/21                                           189,188          176,940
Federal National Mtg. Assoc. 4.50% due 04/01/18                                            41,824           40,072
Federal National Mtg. Assoc. 4.50% due 04/01/20                                           124,032          118,583

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 2990-LB 4.81% due 06/15/34(3)(5)              $       96,673   $       81,053
Federal National Mtg. Assoc. 5.00% due April TBA                                          300,000          285,375
Federal National Mtg. Assoc. 5.00% due 03/01/19                                            63,516           61,980
Federal National Mtg. Assoc., Series 2990-WP 5.24% due 06/15/35(3)(5)                      95,265           85,015
Federal National Mtg. Assoc. 5.50% due April TBA                                          130,000          129,188
Federal National Mtg. Assoc. 5.50% due 10/01/17                                             8,469            8,427
Federal National Mtg. Assoc. 5.50% due 03/01/18                                           235,958          234,766
Federal National Mtg. Assoc. 5.50% due 03/01/35                                           123,992          121,091
Federal National Mtg. Assoc. 5.50% due 04/01/35                                            24,644           24,063
Federal National Mtg. Assoc. 5.50% due 07/01/35                                           158,464          154,724
Federal National Mtg. Assoc. 5.50% due 08/01/35                                           137,283          134,044
Federal National Mtg. Assoc. 5.50% due 09/01/35                                           267,632          261,316
Federal National Mtg. Assoc. 5.50% due 10/01/35                                           253,683          247,696
Federal National Mtg. Assoc. 5.50% due 11/01/35                                            63,742           62,238
Federal National Mtg. Assoc. 5.50% due 12/01/35                                           195,553          190,938
Federal National Mtg. Assoc. 5.50% due 01/01/36                                            99,900           97,542
Federal National Mtg. Assoc. 6.00% due 03/01/14                                             1,537            1,559
Federal National Mtg. Assoc. 6.00% due 04/01/17                                             5,098            5,169
Federal National Mtg. Assoc. 6.00% due 04/01/35                                             6,130            6,133
Federal National Mtg. Assoc. 6.00% due 05/01/35                                            17,848           17,854
Federal National Mtg. Assoc., Series 2005-57 DC 6.12% due 12/25/34(3)(5)                   94,464           92,587
Federal National Mtg. Assoc., Series 2002-97 TW IO 6.50% due 10/25/31(3)(4)(5)             40,415            7,877
Federal National Mtg. Assoc. 6.50% due 10/01/33                                           431,671          441,344
Federal National Mtg. Assoc., Series 2005-45 DC 6.64% due 06/25/35(3)(5)                   91,652           84,548
Federal National Mtg. Assoc., Series 2005-74 CS 6.77% due 05/25/35(3)(5)                   93,484           90,060
Federal National Mtg. Assoc., Series 2005-99 SA 6.90% due 11/25/35(3)(5)                   97,444           94,414
Federal National Mtg. Assoc., Series 2006-8 HP 6.90% due 03/25/36(1)(3)(5)                 99,385           97,486
Federal National Mtg. Assoc., Series 2976-KL 6.97% due 05/15/35(3)(5)                      96,789           90,421
Federal National Mtg. Assoc. 7.00% due 11/01/22                                             5,372            5,543
Federal National Mtg. Assoc. 7.00% due 06/01/33                                            59,536           61,379
Federal National Mtg. Assoc., Pass Through, Series 2004-W12 A2
  7.00% due 12/25/33(5)                                                                   131,511          134,436
Federal National Mtg. Assoc. 7.00% due 04/01/35                                            83,143           85,650
Federal National Mtg. Assoc., Series 2005-W4 1A3 7.00% due 08/25/35(5)                     58,975           60,279
Federal National Mtg. Assoc., Series 2001-W3 A 7.00% due 09/25/41(5)                       23,472           24,015
Federal National Mtg. Assoc., Pass Through, Series 2002-T4 A2 7.00%
  due 12/25/41(5)                                                                          19,854           20,317
Federal National Mtg. Assoc., Pass Through, Series 2002-14 A1 7.00%
  due 01/25/42(5)                                                                          67,728           68,680
Federal National Mtg. Assoc., Pass Through, Series 2002-T16 A2 7.00%
  due 07/25/42(5)                                                                          50,499           51,756
Federal National Mtg. Assoc., Pass Through, Series 2003-W3 1A2 7.00%
  due 08/25/42(5)                                                                          47,850           49,050
Federal National Mtg. Assoc., Pass Through, Series 2004-T3 1A3 7.00%
  due 02/25/44(5)                                                                          23,629           24,263
Federal National Mtg. Assoc., Pass Through, Series 2004-W12 1A3 7.00%
  due 07/25/44(5)                                                                          48,383           49,324
Federal National Mtg. Assoc., Pass Through, Series 2002-26 A 1 7.00%
  due 01/25/48(5)                                                                          49,739           51,371
Federal National Mtg. Assoc., Series 2005-57 CD 7.06% due 01/25/35(3)(5)                   95,855           95,842
Federal National Mtg. Assoc., Series 2005-74 CP 7.08% due 05/25/35(3)(5)                   93,484           89,326
Federal National Mtg. Assoc., Series 2005-76 SA 7.08% due 06/25/35(3)(5)                   93,805           91,387
Federal National Mtg. Assoc., Series FNR 2006-8 PK 7.13% due 03/25/36(3)(5)                99,537           98,598
Federal National Mtg. Assoc., Pass Through, Series 2002-33 A2 7.50%
  due 06/25/32(5)                                                                          62,206           63,817
Federal National Mtg. Assoc. 7.50% due 07/01/08                                             1,758            1,770
Federal National Mtg. Assoc. 7.50% due 04/01/24                                            66,432           69,319
Federal National Mtg. Assoc., Pass Through, Series 2002-W3 A5 7.50%
  due 01/25/28(5)                                                                          26,551           27,476
Federal National Mtg. Assoc., Series 2002-W7 A5 7.50% due 07/01/29(5)                      19,033           19,741
Federal National Mtg. Assoc., Series 2001-T5 A3 7.50% due 06/19/30(5)                       4,098            4,237
Federal National Mtg. Assoc., Series 2002-T1 A3 7.50% due 11/25/31(5)                      59,006           61,044
Federal National Mtg. Assoc., Series 2002-W6 2A 7.50% due 06/25/32(5)                      80,330           83,255

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal National Mtg. Assoc., Series 1999-T2 A1 7.50% due 01/19/39(5)              $       89,572   $       92,946
Federal National Mtg. Assoc., Series 2001-T1 A1 7.50% due 10/25/40(5)                      18,609           19,059
Federal National Mtg. Assoc., Series 2001-T3 A1 7.50% due 11/25/40(5)                       6,756            6,926
Federal National Mtg. Assoc., Pass Through, Series 2001-T7 A1 7.50%
  due 02/25/41(5)                                                                         128,898          133,083
Federal National Mtg. Assoc., Pass Through, Series 2001-T4 A1 7.50%
  due 07/25/41(1)(5)                                                                       15,600           16,143
Federal National Mtg. Assoc., Series 2001-T8 A1 7.50% due 07/25/41(5)                     205,105          212,421
Federal National Mtg. Assoc., Series 2001-T12 A2 7.50% due 08/25/41(5)                     28,568           29,909
Federal National Mtg. Assoc., Series 2002-T6 A2 7.50% due 10/25/41(5)                     245,089          253,118
Federal National Mtg. Assoc., Pass Through, Series 2002-T4 A3 7.50%
  due 12/25/41(5)                                                                          90,746           93,989
Federal National Mtg. Assoc., Pass Through, Series 2002-14 A2 7.50%
  due 01/25/42(5)                                                                          68,521           70,424
Federal National Mtg. Assoc., Pass Through, Series 2002-W1 2A 7.50%
  due 02/25/42(5)                                                                          33,031           34,125
Federal National Mtg. Assoc., Pass Through, Series 2002-W4 A5 7.50%
  due 05/25/42(5)                                                                         141,249          146,083
Federal National Mtg. Assoc., Series 2002-T12 A3 7.50% due 05/25/42(5)                     30,426           31,374
Federal National Mtg. Assoc., Pass Through, Series 2002-T16 A3 7.50%
  due 07/25/42(5)                                                                         198,355          204,585
Federal National Mtg. Assoc., Pass Through, Series 2003-W2 1A3 7.50%
  due 07/25/42(5)                                                                          30,071           31,269
Federal National Mtg. Assoc., Pass Through, Series 2003-W3 1A3 7.50%
  due 08/25/42(5)                                                                          66,418           68,514
Federal National Mtg. Assoc., Series 2002-T18 A4 7.50% due 08/25/42(5)                     93,053           96,119
Federal National Mtg. Assoc., Series 2003-WA 4A 7.50% due 10/25/42(5)                      93,477           96,780
Federal National Mtg. Assoc., Series 2004-T2 1A4 7.50% due 11/25/43(5)                     35,497           36,684
Federal National Mtg. Assoc., Pass Through, Series 2004-T3 1A4
  7.50% due 02/25/44(5)                                                                     4,265            4,471
Federal National Mtg. Assoc., Pass Through, Series 2004-W2 5A
  7.50% due 03/25/44(5)                                                                   116,386          121,342
Federal National Mtg. Assoc., Pass Through, Series 2004-W11 1A4
  7.50% due 05/25/44(5)                                                                    71,807           74,619
Federal National Mtg. Assoc., Pass Through, Series 2004-W8 3A
  7.50% due 06/25/44(5)                                                                   115,285          120,073
Federal National Mtg. Assoc., Pass Through, Series 2004-W12 1A4
  7.50% due 07/25/44(5)                                                                    55,260           57,179
Federal National Mtg. Assoc., Pass Through, Series 2004-W14
  7.50% due 07/25/44(5)                                                                    11,890           12,248
Federal National Mtg. Assoc., Series 2005-W1A4 7.50% due 10/25/44(5)                      103,617          107,721
Federal National Mtg. Assoc., Pass Through, Series 2005-W3 1A 7.50%
  due 03/25/45(5)                                                                         171,166          175,822
Federal National Mtg. Assoc. 8.00% due 04/01/25                                            22,675           24,119
Federal National Mtg. Assoc. 9.00% due 06/01/26                                             1,015            1,106
Federal National Mtg. Assoc., Series 2002-T1 A4 9.50% due 11/25/31(5)                      13,722           14,497
Federal National Mtg. Assoc., Series 2002-T6 A3 9.50% due 10/25/41(5)                      19,052           19,611
Federal National Mtg. Assoc., Pass Through, Series 2004-T4 A4 9.50%
  due 12/25/41(5)                                                                          11,515           12,315
Federal National Mtg. Assoc., Pass Through, Series 2002-T12 A4
  9.50% due 05/25/42(5)                                                                     9,335            9,950
Federal National Mtg. Assoc., Series 2003-W6 PT1 9.66% due 09/25/42(5)                     36,879           39,227
Federal National Mtg. Assoc., Series 2005-37 SU 9.93% due 03/25/35(3)(5)                   89,613           95,805
Federal National Mtg. Assoc., Series 2004-T3 PT1 10.40% due 01/25/44(1)(5)                 63,778           67,854
Government National Mtg. Assoc., Series 2005-060 SJ IO 0.86%
  due 02/20/34(3)(4)(5)                                                                   312,468            7,741
Government National Mtg. Assoc., Series 2006-10 SM IO 1.33% due 03/20/36(3)(4)(5)         276,000           13,329
Government National Mtg. Assoc., Series 2006-14 S IO 1.33% due 03/20/36(3)(4)(5)          118,000            5,318
Government National Mtg. Assoc., Series 2005-068 S IO 1.42% due 05/20/35(3)(4)(5)         381,776           15,358
Government National Mtg. Assoc., Series 2005-28 SA IO 1.42% due 03/20/35(3)(4)(5)         482,756           15,488
Government National Mtg. Assoc., Series 2005-51 SJ IO 1.42% due 07/20/35(3)(4)(5)         193,426            7,956
Government National Mtg. Assoc., Series 2005-068 SI IO 1.52%
  due 09/20/35(3)(4)(5)                                                                   643,504           29,825
Government National Mtg. Assoc., Pass Through, Series 2005-065 IO 1.57%
  due 08/20/35(3)(4)(5)                                                                    98,454            3,081

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc., Series 2005-84 SI 5.00% due 11/16/35(3)(5)        $       98,997   $       91,249
Government National Mtg. Assoc., Series 2005-7 JM 6.21% due 05/18/34(3)(5)                 99,547           98,613
                                                                                                    --------------
                                                                                                        15,048,873
                                                                                                    --------------

UTILITIES -- 0.2%

ELECTRIC UTILITIES -- 0.2%
AEP Texas North Co., 5.50% due 03/01/13                                                    25,000           24,546
AES Corp. 8.75% due 05/15/13*(9)                                                           55,000           59,400
AES Corp. 9.00% due 05/15/15*(9)                                                           55,000           59,675
Appalachian Power Co. 5.80% due 10/01/35                                                   20,000           18,462
CenterPoint Energy Houston Electric LLC, 5.75% due 01/15/14                                20,000           19,946
Cleveland Electric Illuminating Co., 7.43% due 11/01/09                                    20,000           21,205
Cleveland Electric Illuminating Co., 7.88% due 11/01/17                                    15,000           17,325
Consumers Energy Co. 5.65% due 04/15/20                                                    85,000           81,411
Dayton Power & Light Co. 5.13% due 10/01/13(10)                                            20,000           19,387
Entergy Gulf States, Inc. 3.60% due 06/01/08                                               15,000           14,346
Entergy Gulf States, Inc. 5.25% due 08/01/15                                                5,000            4,644
Florida Power Corp. 5.90% due 03/01/33                                                     10,000            9,708
Kansas Gas & Electric Co. 5.65% due 03/29/21                                               10,000            9,550
Midamerican Energy Holdings Co. 6.13% due 04/01/36*(9)                                     55,000           53,840
Monongahela Power Co. 5.00% due 10/01/06                                                   25,000           24,929
Nevada Power Co. 5.88% due 01/15/15                                                        40,000           39,253
Oncor Electric Delivery Co. 7.00% due 09/01/22                                             10,000           10,685
Oncor Electric Delivery Co. 7.25% due 01/15/33                                             25,000           27,869
Progress Energy, Inc. 5.63% due 01/15/16                                                   15,000           14,715
Public Service Co. of Colorado 6.88% due 07/15/09                                          30,000           31,241
Public Service Co. of New Mexico 4.40% due 09/15/08                                        25,000           24,264
Public Service Electric & Gas Co. 5.00% due 08/15/14                                       15,000           14,393
Public Service Electric & Gas Co. 6.37% due 05/01/08                                       10,000           10,179
Reliant Energy Resources Corp. 7.75% due 02/15/11                                          20,000           21,659
Southern California Edison Co. 5.00% due 01/15/14                                           5,000            4,815
Southern California Edison Co. 6.65% due 04/01/29                                          40,000           42,028
Teco Energy, Inc. 7.20% due 05/01/11                                                       10,000           10,425
Westar Energy, Inc. 5.10% due 07/15/20                                                     25,000           22,719

GAS & PIPELINE UTILITIES -- 0.0%
Duke Energy Field Services LLC 5.38% due 10/15/15*(9)                                      10,000            9,585
Dynegy Holdings, Inc. 8.38% due 05/01/16*(9)                                               40,000           39,800
Enbridge Energy Partners LP 5.35% due 12/15/14                                             15,000           14,314
Kinder Morgan, Inc. 6.50% due 09/01/12                                                     25,000           25,864
National Fuel Gas Co. 5.25% due 03/01/13                                                   10,000            9,726
Williams Cos., Inc. 7.63% due 07/15/19                                                     50,000           53,250

TELEPHONE -- 0.0%
New Jersey Bell Telephone Co. 8.00% due 06/01/22                                           25,000           27,134
Southwestern Bell Telephone Co. 7.00% due 11/15/27                                         30,000           29,601
                                                                                                    --------------
                                                                                                           921,893
                                                                                                    --------------
TOTAL BONDS & NOTES (cost $36,728,316)                                                                  35,685,380
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
FOREIGN ASSET-BACKED SECURITIES -- 0.1%

FINANCE -- 0.1%

FINANCIAL SERVICES -- 0.1%
Granite Mtg. PLC, Series 2002-2 1C 5.42% due 01/20/43(3)(5)                        $       30,000   $       30,419
Granite Mtg. PLC, Series 2003-3 1C 6.05% due 01/20/44(1)(3)(5)                             30,000           30,546
Holmes Financing PLC, Series 8-2C 5.32% due 07/15/40(1)(3)(5)                              20,000           20,046
Permanent Financing PLC, Series 3-3C 6.03% due 06/10/42(1)(3)(5)                           50,000           50,658
Permanent Financing PLC, Series 4-3C 5.68% due 06/10/42(1)(3)(5)                           60,000           60,392
Permanent Financing PLC, Series 5-2C 5.53% due 06/10/42(1)(3)(5)                           62,000           62,254
Permanent Financing PLC, Series 8-2C 5.28% due 06/10/42(1)(3)(5)                           75,000           74,980
Pillar Funding PLC, Series 2004-1A C1 5.91% due 06/15/11*(1)(3)(9)                        101,000          102,043
Pure Mortgages, Series 2004-1A E 6.06% due 02/28/34*(1)(3)(9)                              50,000           50,030
                                                                                                    --------------
TOTAL FOREIGN ASSET-BACKED SECURITIES ($480,447)                                                           481,368
                                                                                                    --------------

FOREIGN BONDS & NOTES -- 0.2%

FINANCE -- 0.1%

BANKS -- 0.0%
Barclays Bank 6.28% due 12/15/34(1)                                                        40,000           37,426
Royal Bank of Scotland Group PLC 7.65% due 09/30/31(6)                                     70,000           80,590

FINANCIAL SERVICES -- 0.1%
Bosphorus Financial Services, Ltd. 6.97% due 02/15/12*(3)(9)                              100,000          100,741
                                                                                                    --------------
                                                                                                           218,757
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 0.1%

BUSINESS SERVICES -- 0.1%
Stone Container Finance Co. 7.38% due 07/15/14                                            115,000          106,950

ELECTRIC PRODUCTS -- 0.0%
Legrande SA 8.50% due 02/15/25                                                             30,000           36,750

MULTI-INDUSTRY -- 0.0%
Tyco International Group SA 6.75% due 02/15/11                                             20,000           20,802
                                                                                                    --------------
                                                                                                           164,502
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 0.0%

BRAODCASTING & MEDIA -- 0.0%
CanWest Media, Inc. 8.00% due 09/15/12                                                     70,000           71,750
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 0.0%

TELECOMMUNICATIONS -- 0.0%
France Telecom SA 8.75% due 03/01/31                                                       25,000           31,228
Telecom Italia Capital SA 4.00% due 01/15/10                                               30,000           28,203
Telecom Italia Capital SA 5.25% due 11/15/13                                               30,000           28,425
Telecom Italia Capital SA 6.38% due 11/15/33                                               10,000            9,423
Telefonica Europe BV 8.25% due 09/15/30                                                    15,000           17,371
Vodafone Group PLC 5.75% due 03/15/16                                                      15,000           14,708
                                                                                                    --------------
                                                                                                           129,358
                                                                                                    --------------

MATERIALS -- 0.0%

CHEMICALS -- 0.0%
Potash Corp. of Saskatchewan, Inc. 7.75% due 05/31/11                                      15,000           16,378

                                                                                     PRINCIPAL
                                                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FOREST PRODUCTS -- 0.0%
Abitibi-Consolidated, Inc. 7.75% due 06/15/11                                      $       10,000   $        9,650
Abitibi-Consolidated, Inc. 8.85% due 08/01/30                                              10,000            8,975

METALS & MINERALS -- 0.0%
Novelis, Inc. 7.75% due 12/15/15*(9)                                                      110,000          105,600
Teck Cominco, Ltd. 5.38% due 10/01/15                                                       5,000            4,807
Teck Cominco, Ltd. 6.13% due 10/01/35                                                      20,000           18,817
                                                                                                    --------------
                                                                                                           164,227
                                                                                                    --------------

UTILITIES -- 0.0%

TELEPHONE -- 0.0%
Deutsche Telekom International Finance BV 8.75% due 06/15/30                               15,000           17,944
                                                                                                    --------------
TOTAL FOREIGN BONDS & NOTES (cost $779,430)                                                                766,538
                                                                                                    --------------

RIGHTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

MULTI-INDUSTRY -- 0.0%
Vinci SA Expires 06/04/12 (cost $0)                                                         5,986           12,840
                                                                                                    --------------

                                                                                       SHARES
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 4.5%

FINANCE -- 4.5%

FINANCIAL SERVICES -- 4.5%
iShares MSCI Emerging Markets Index Fund                                                   82,500        8,167,500
iShares MSCI Malaysia Index Fund                                                           11,200           83,664
iShares MSCI Pacific ex-Japan Index Fund                                                   63,700        6,685,315
iShares MSCI Taiwan Index Fund                                                            220,300        2,804,419
iShares Russell 2000 Value Index Fund                                                       1,000           74,740
                                                                                                    --------------
TOTAL EXCHANGE TRADED FUNDS ($15,373,896)                                                               17,815,638
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $351,497,561)                                              393,807,865
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $351,497,561)@                                                      100.2%                     393,807,865
Other assets less liabilities --                                             (0.2)                        (861,131)
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  392,946,734
                                                                            =====                   ==============

----------
+    Non-income producing security
#    Security represents an investment in an affiliated company; see Note 8
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $19,509,799 representing 5.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1)  Fair valued security; see Note 2.
(2) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.
(3) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2006.
(4)  Interest only security
(5)  Collateralized Mortgage Obligation
(6)  Perpetual maturity date. The maturity date shown represents the call date.
(7)  Credit linked to underlying securities.
(8) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(9)  Illiquid security
(10) "Step Up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(11) Principal only security
(12) This security or a portion thereof represents collateral for securities sold short.
(13) Consists of more than one class of securities traded together as a unit.
(14) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
ADR -- American Depository Receipt
GDR -- Global Depository Receipt

                                                                                      PRINCIPAL          VALUE
                                                                                       AMOUNT           (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES SOLD SHORT -- (0.3%)

Federal National Mtg. Assoc. 5.50% due April TBA                                   $   (1,300,000)  $   (1,268,719)
                                                                                                    --------------
TOTAL BONDS & NOTES SOLD SHORT (proceeds $(1,274,578))                                              $   (1,268,719)
                                                                                                    --------------

OPEN FUTURES CONTRACTS

                                                                                    VALUE AS OF         UNREALIZED
NUMBER OF                                       EXPIRATION          VALUE AT          MARCH 31,        APPRECIATION
CONTRACTS    DESCRIPTION                           DATE            TRADE DATE           2006          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
  3 Long     Canada 10 Year Bond                 June 2006      $       290,360   $       286,989    $        (3,371)
 32 Short    Dow Jones Euro Stoxx 50             June 2006            1,456,851         1,470,115            (13,264)
 393 Long    Dow Jones Euro Stoxx 51             June 2006           17,909,781        18,054,848            145,067
 26 Short    Dow Jones Euro Stoxx 600            June 2006            2,973,713         2,941,637             32,076
207 Short    Financial Times Stock Exch.
             100 Index                           June 2006           21,406,660        21,436,013            (29,353)
 11 Short    Financial Times Stock Exch.
             100 Index                           June 2006            1,137,552         1,139,112             (1,560)
  3 Long     Japan 10 Year Bond                  June 2006            3,423,782         3,397,052            (26,730)
 47 Long     LIFFE Long Gilt                     June 2006            9,280,206         9,112,979           (167,227)
  4 Long     LIFFE Long Gilt                     June 2006              788,814           775,573            (13,241)
904 Short    Russell 2000                        June 2006           66,205,438        69,770,720         (3,565,282)
118 Short    Russell 2000                        June 2006            8,639,895         9,107,240           (467,345)
 74 Short    S&P 500 EMINI                       June 2006            4,872,087         4,822,210             49,877
 65 Short    S&P 500 EMINI                       June 2006            4,191,558         4,235,725            (44,167)
 863 Long    S&P 500 EMINI                       June 2006           55,655,706        56,237,395            581,689
 23 Long     S&P Ruix Investment Index           June 2006            3,303,677         3,261,515            (42,162)
 30 Short    Euro-Bond                           June 2006            4,300,560         4,246,634             53,926
 44 Short    Sidney Futures Exchange             June 2006            3,900,420         4,029,952           (129,533)
 8 Short     Toyko Price Index                   June 2006            1,092,498         1,171,535            (79,037)
 76 Long     Toyko Price Index                   June 2006           10,349,642        11,129,585            779,942
 40 Long     US Treasury Long Bond               June 2006            4,489,454         4,366,250           (123,204)
 18 Short    US Treasury Long Bond               June 2006            2,030,347         1,964,813             65,535
 25 Short    US Treasury 5 Year Note             June 2006            2,615,146         2,610,938              4,209
 57 Short    US Treasury 5 Year Note             June 2006            5,958,682         5,952,938              5,744
 51 Short    US Treasury 2 Year Note             June 2006           10,403,852        10,396,828              7,024
 11 Long     US Treasury 10 Year Note            June 2006            1,178,758         1,170,297             (8,461)
 58 Short    US Treasury 10 Year Note            June 2006            6,252,078         6,170,656             81,422
 39 Long     US Treasury 10 Year Note            June 2006            4,187,453         4,149,234            (38,219)
 13 Long     Euro-BOBL                           June 2006            1,741,975         1,731,759            (10,216)
 123 Long    90 Day Euro Dollar               September 2006         29,192,948        29,131,013            (61,935)
 16 Short    90 Day Euro Dollar                  June 2006            3,795,513         3,791,800              3,713
123 Short    90 Day Euro Dollar                 March 2007           29,269,085        29,149,463            119,622
                                                                                                     ---------------
                                                                                                     $    (2,894,463)
                                                                                                     ---------------

INTEREST RATE SWAP

                                                                    NOTIONAL        TERMINATION         UNREALIZED
                                                                     AMOUNT             DATE           APPRECIATION
--------------------------------------------------------------------------------------------------------------------
Agreement with Lehman Brothers Special Financing dated
February 8, 2006 to receive semi-annually 5.07% and pay
quarterly the 3 Month USD-Libor                                 $     5,500,000       02/10/16       $       134,388
                                                                                                     ===============

TOTAL RETURN SWAPS

                                                                                                       UNREALIZED
                                                                      NOTIONAL      TERMINATION       APPRECIATION
                                                          SHARES       AMOUNT          DATE          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated January 27, 2006
to receive quarterly the total return on the MSCI
India Index and pay quarterly the notional amount
multiplied by the three month USD-LIBOR 4.00%(1)            7,638   $   680,016       02/01/07       $        90,088

Agreement with Morgan Stanley dated January 27, 2006
to receive quarterly the total return on Wan Hai
Lines, Ltd. and pay quarterly the notional amount
multiplied by the three month USD-LIBOR 4.00%(1)          132,000        90,354       05/12/06                (8,589)
                                                                                                     ---------------
                                                                                                     $        81,499
                                                                                                     ===============

OPEN FORWARD CURRENCY CONTRACTS

      CONTRACT                            IN                DELIVERY          GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR             DATE              APPRECIATION
----------------------------------------------------------------------------------------------
*AUD      19,694,800             USD       14,512,446       04/19/06            $    417,990
*CAD       9,171,600             USD        7,936,970       04/19/06                  79,448
*EUR       2,456,400             USD        2,996,759       06/21/06                   5,090
*GBP       6,557,800             USD       11,501,617       06/21/06                  96,226
*JPY   2,407,232,400             USD       20,888,860       05/17/06                 301,460
 USD       3,960,847             AUD        5,547,400       04/19/06                   9,114
*USD         396,094             CHF          514,700       06/21/06                   2,132
*USD      29,818,983             EUR       24,756,600       06/21/06                 332,276
*USD       1,994,566             GBP        1,147,100       06/21/06                     482
*USD       4,026,402             NOK       26,569,200       06/21/06                  48,885
                                                                                ------------
                                                                                $  1,293,103
                                                                                ------------

      CONTRACT                            IN                DELIVERY          GROSS UNREALIZED
     TO DELIVER                      EXCHANGE FOR             DATE              DEPRECIATION
----------------------------------------------------------------------------------------------
*CHF       8,687,400             USD        6,692,252       06/21/06            $    (29,235)
*EUR      38,246,900             USD       46,038,589       06/21/06                (542,614)
*GBP       1,133,200             USD        1,959,235       06/21/06                 (11,638)
 JPY     228,545,000             USD        1,946,074       05/17/06                  (8,514)
*NOK       8,950,700             USD        1,335,427       06/21/06                 (37,466)
 SEK      24,605,800             USD        3,142,481       06/21/06                 (36,832)
*USD      12,091,391             AUD       16,394,000       04/19/06                (359,131)
*USD       8,050,117             CAD        9,149,200       04/19/06                (211,786)
 USD       7,078,654             EUR        5,786,200       06/21/06                 (31,596)
*USD      13,777,788             GBP        7,864,200       06/21/06                (100,293)
 USD       1,034,649             HKD        8,020,700       05/17/06                    (117)
*USD       8,034,335             JPY      927,055,100       05/17/06                (105,872)
 USD         996,912             SEK        7,696,800       06/21/06                  (2,408)
                                                                                -------------
                                                                                  (1,477,502)
                                                                                -------------
Net Unrealized Appreciation (Depreciation)                                      $   (184,399)
                                                                                =============

----------
* Represents partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.
AUD -- Australian Dollar
CAD -- Canada Dollar
CHF -- Swiss Franc
EUR -- Euro Dollar
GBP -- British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
NOK -- Norwegian Krone
SEK -- Swedish Krona
USD -- United States Dollar

See Notes to Financial Statements.

SEASONS SERIES TRUST
STOCK PORTFOLIO                              PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                           9.9%
Retail                                       7.9%
Drugs                                        7.7%
Banks                                        6.1%
Telecommunications                           6.1%
Multi-Industry                               5.7%
Electronics                                  5.4%
Health Services                              5.2%
Business Services                            4.8%
Computer Software                            4.4%
Broadcasting & Media                         3.9%
Energy Services                              3.8%
Medical Products                             3.7%
Registered Investment Company                2.9%
Leisure & Tourism                            2.8%
Internet Content                             2.7%
Computers & Business Equipment               2.6%
Energy Sources                               1.7%
Insurance                                    1.7%
Entertainment Products                       1.5%
Household & Personal Products                1.5%
Food, Beverage & Tobacco                     1.4%
Communication Equipment                      1.3%
Metals & Minerals                            1.2%
Apparel & Textiles                           1.2%
Housing & Household Durables                 0.7%
Machinery                                    0.7%
Aerospace & Military Technology              0.5%
Telephone                                    0.5%
Computer Services                            0.3%
                                            -----
                                            99.8%
                                            =====

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
STOCK PORTFOLIO                           INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
COMMON STOCK -- 96.9%                                                                  SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 9.8%

APPAREL & TEXTILES -- 1.2%
Industria de Diseno Textil SA                                                              24,600   $      949,496
NIKE, Inc., Class B                                                                        32,400        2,757,240

HOUSING & HOUSEHOLD DURABLES -- 0.7%
Lennar Corp., Class A                                                                      35,300        2,131,414

RETAIL -- 7.9%
Best Buy Co., Inc.                                                                         21,350        1,194,106
Home Depot, Inc.                                                                          101,300        4,284,990
Kohl's Corp.+                                                                              89,700        4,754,997
Petsmart, Inc.                                                                             96,000        2,701,440
Target Corp.                                                                               44,100        2,293,641
Wal-Mart de Mexico SA de CV Sponsored ADR                                                  32,600          852,490
Wal-Mart Stores, Inc.                                                                     146,200        6,906,488
Walgreen Co.                                                                               47,700        2,057,301
                                                                                                    --------------
                                                                                                        30,883,603
                                                                                                    --------------

CONSUMER STAPLES -- 2.9%

FOOD, BEVERAGE & TOBACCO -- 1.4%
PepsiCo, Inc.                                                                              39,800        2,300,042
Sysco Corp.                                                                                64,200        2,057,610

HOUSEHOLD & PERSONAL PRODUCTS -- 1.5%
Procter & Gamble Co.                                                                       52,692        3,036,113
Reckitt Benckiser PLC                                                                      47,000        1,654,386
                                                                                                    --------------
                                                                                                         9,048,151
                                                                                                    --------------

ENERGY -- 5.5%

ENERGY SERVICES -- 3.8%
Baker Hughes, Inc.                                                                         42,900        2,934,360
Schlumberger, Ltd.                                                                         42,300        5,353,911
Total SA+                                                                                  13,800        3,640,711

ENERGY SOURCES -- 1.7%
Exxon Mobil Corp.                                                                          50,234        3,057,241
Murphy Oil Corp.                                                                           44,700        2,226,954
                                                                                                    --------------
                                                                                                        17,213,177
                                                                                                    --------------

FINANCE -- 17.7%

BANKS -- 6.1%
Anglo Irish Bank Corp. PLC                                                                172,600        2,844,647
Erste Bank der oesterreichischen Sparkassen AG+                                            24,300        1,432,937
Northern Trust Corp.                                                                       54,100        2,840,250
State Street Corp.                                                                         58,800        3,553,284
UBS AG                                                                                     65,600        7,205,861
UniCredito Italiano SpA+                                                                  189,400        1,369,112

                                                                                                        VALUE
COMMON STOCK (CONTINUED)                                                               SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FINANCE (CONTINUED)

FINANCIAL SERVICES -- 9.9%
American Express Co.                                                                      102,800   $    5,402,140
Charles Schwab Corp.                                                                      138,600        2,385,306
Citigroup, Inc.                                                                           117,935        5,570,070
Countrywide Financial Corp.                                                                60,700        2,227,690
E*TRADE Financial Corp.+                                                                   64,000        1,726,720
Franklin Resources, Inc.                                                                   16,600        1,564,384
Goldman Sachs Group, Inc.                                                                  12,100        1,899,216
Legg Mason, Inc.                                                                           15,700        1,967,681
Merrill Lynch & Co., Inc.                                                                  41,000        3,229,160
SLM Corp.                                                                                  83,000        4,311,020
TD Ameritrade Holding Corp.                                                                44,500          928,715

INSURANCE -- 1.7%
Hartford Financial Services Group, Inc.                                                    24,900        2,005,695
Marsh & McLennan Cos., Inc.                                                                54,700        1,605,992
Prudential Financial, Inc.                                                                 21,100        1,599,591
                                                                                                    --------------
                                                                                                        55,669,471
                                                                                                    --------------

HEALTHCARE -- 16.6%

DRUGS -- 7.7%
Amgen, Inc.+                                                                               63,900        4,648,725
Caremark Rx, Inc.+                                                                         92,100        4,529,478
Genentech, Inc.+                                                                           25,600        2,163,456
Gilead Sciences, Inc.+                                                                     35,700        2,221,254
Novartis AG                                                                                70,600        3,926,284
Pfizer, Inc.                                                                               78,160        1,947,747
Roche Holdings AG                                                                          14,800        2,203,567
Sepracor, Inc.+                                                                            20,200          985,962
Wyeth                                                                                      31,600        1,533,232

HEALTH SERVICES -- 5.2%
Humana, Inc.+                                                                              47,200        2,485,080
Quest Diagnostics, Inc.                                                                    60,600        3,108,780
UnitedHealth Group, Inc.                                                                  147,200        8,222,592
Wellpoint, Inc.+                                                                           33,300        2,578,419

MEDICAL PRODUCTS -- 3.7%
Alcon, Inc.                                                                                13,500        1,407,510
Johnson & Johnson                                                                          34,300        2,031,246
Medtronic, Inc.                                                                            71,900        3,648,925
St. Jude Medical, Inc.+                                                                    38,300        1,570,300
Stryker Corp.                                                                              22,600        1,002,084
Zimmer Holdings, Inc.+                                                                     31,600        2,136,160
                                                                                                    --------------
                                                                                                        52,350,801
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 11.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.5%
General Dynamics Corp.                                                                     26,400        1,689,072

BUSINESS SERVICES -- 4.8%
Accenture, Ltd., Class A                                                                  172,300        5,181,061
Automatic Data Processing, Inc.                                                            80,100        3,658,968
Cendant Corp.                                                                              99,200        1,721,120

                                                                                                        VALUE
COMMON STOCK (CONTINUED)                                                               SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
First Data Corp.                                                                           46,200   $    2,163,084
Monsanto Co.                                                                               27,400        2,322,150

MACHINERY -- 0.7%
Deere & Co.                                                                                26,700        2,110,635

MULTI-INDUSTRY -- 5.7%
Danaher Corp.                                                                              87,800        5,579,690
General Electric Co.                                                                      360,700       12,545,146
                                                                                                    --------------
                                                                                                        36,970,926
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 8.2%

BROADCASTING & MEDIA -- 3.9%
Discovery Holding Co.+                                                                     58,219          873,285
Grupo Televisa SA ADR                                                                      75,200        1,496,480
Liberty Media Corp., Class A+                                                             454,892        3,734,663
Time Warner, Inc.                                                                          76,600        1,286,114
Univision Communications, Inc., Class A+                                                   69,500        2,395,665
Viacom, Inc., Class B+                                                                     66,900        2,595,720

ENTERTAINMENT PRODUCTS -- 1.5%
Harman International Industries, Inc.                                                      20,200        2,244,826
International Game Technology                                                              50,100        1,764,522
Las Vegas Sands Corp.+                                                                     13,300          753,578

LEISURE & TOURISM -- 2.8%
Carnival Corp.(1)                                                                          65,600        3,107,472
MGM Mirage, Inc.+                                                                          25,700        1,107,413
Southwest Airlines Co.                                                                    122,600        2,205,574
Wynn Resorts, Ltd.+                                                                        30,800        2,366,980
                                                                                                    --------------
                                                                                                        25,932,292
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 22.8%

COMMUNICATION EQUIPMENT -- 1.3%
Marvell Technology Group, Ltd.+                                                            48,000        2,596,800
QUALCOMM, Inc.                                                                             28,800        1,457,568

COMPUTER SERVICES -- 0.3%
Affiliated Computer Services, Inc., Class A+                                               17,600        1,050,016

COMPUTER SOFTWARE -- 4.4%
Intuit, Inc.+                                                                              33,700        1,792,503
Microsoft Corp.                                                                           357,900        9,738,459
Oracle Corp.+                                                                             174,900        2,394,381

COMPUTERS & BUSINESS EQUIPMENT -- 2.6%
Dell, Inc.+                                                                               156,100        4,645,536
EMC Corp.+                                                                                255,800        3,486,554

ELECTRONICS -- 5.4%
Analog Devices, Inc.                                                                       85,300        3,266,137
Applied Materials, Inc.                                                                    77,500        1,357,025
Garmin, Ltd.                                                                               24,800        1,969,864
Intel Corp.                                                                               100,100        1,936,935

                                                                                                        VALUE
COMMON STOCK (CONTINUED)                                                               SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Maxim Integrated Products, Inc.                                                            82,700   $    3,072,305
Samsung Electronics Co., Ltd.                                                               2,760        1,789,625
Texas Instruments, Inc.                                                                    39,800        1,292,306
Xilinx, Inc.                                                                               90,600        2,306,676

INTERNET CONTENT -- 2.7%
eBay, Inc.+                                                                                33,600        1,312,416
Google, Inc., Class A+                                                                      9,100        3,549,000
Yahoo!, Inc.+                                                                             107,400        3,464,724

TELECOMMUNICATIONS -- 6.1%
Amdocs, Ltd.+                                                                              69,200        2,495,352
America Movil SA de CV ADR                                                                 84,400        2,891,544
Cisco Systems, Inc.+                                                                       71,700        1,553,739
Corning, Inc.+                                                                            110,000        2,960,100
Juniper Networks, Inc.+                                                                    84,200        1,609,904
Nokia Oyj                                                                                 137,600        2,848,098
Rogers Communications, Inc., Class B                                                       47,400        1,808,310
Telefonaktiebolaget LM Ericsson, Class B+                                                 298,900        1,135,962
TELUS Corp. (New York)                                                                     35,900        1,389,330
TELUS Corp. (Toronto)                                                                      15,000          588,518
                                                                                                    --------------
                                                                                                        71,759,687
                                                                                                    --------------

MATERIALS -- 1.2%

METALS & MINERALS -- 1.2%
BHP Billiton, Ltd.                                                                        197,400        3,956,923
                                                                                                    --------------

UTILITIES -- 0.5%

TELEPHONE -- 0.5%
Bharti Tele- Ventures, Ltd.+                                                              179,300        1,661,043
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $257,954,646)                                              305,446,074
                                                                                                    --------------

SHORT-TERM INVESTMENT SECURITIES -- 2.9%

REGISTERED INVESTMENT COMPANY -- 2.9%
T. Rowe Price Reserve Investment Fund (cost $9,278,061)                                 9,278,061        9,278,061
                                                                                                    --------------
TOTAL INVESTMENTS --
 (cost $267,232,707)@                                                        99.8%                     314,724,135
Other assets less liabilities --                                              0.2                          527,716
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  315,251,851
                                                                            =====                   ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
(1) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                                    PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Drugs                                       10.9%
Financial Services                           8.2
Retail                                       7.7
Computer Software                            6.1
Energy Services                              6.1
Insurance                                    5.7
Computers & Business Equipment               4.8
Food, Beverage & Tobacco                     4.7
Energy Sources                               4.6
Internet Content                             4.3
Medical Products                             4.2
Broadcasting & Media                         3.6
Health Services                              3.0
Telecommunications                           2.9
Banks                                        2.6
Business Services                            2.4
Leisure & Tourism                            2.4
Electronics                                  2.2
Household & Personal Products                1.7
Apparel & Textiles                           1.4
Communication Equipment                      1.3
U.S. Government Agencies                     1.3
Aerospace & Military Technology              1.2
Multi-Industry                               1.2
Computer Services                            1.1
Automotive                                   1.0
Electric Utilities                           0.9
Repurchase Agreements                        0.8
Chemicals                                    0.5
Transportation                               0.4
Entertainment Products                       0.3
Housing & Household Durables                 0.2
Metals & Minerals                            0.2
Machinery                                    0.1
Real Estate Investment Trust                 0.1
                                           ------
                                           100.1%
                                           ======

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.1%

CONSUMER DISCRETIONARY -- 10.3%

APPAREL & TEXTILES -- 1.4%
Cintas Corp.                                                                                1,300   $       55,406
Coach, Inc.+                                                                               27,945          966,338
Gap, Inc.                                                                                   3,280           61,270
Liz Claiborne, Inc.                                                                           990           40,570
NIKE, Inc., Class B                                                                        17,005        1,447,126

AUTOMOTIVE -- 1.0%
Advanced Auto Parts, Inc.                                                                  35,882        1,494,126
AutoZone, Inc.+                                                                               520           51,839
Goodyear Tire & Rubber Co.+                                                                 1,660           24,037
Harley-Davidson, Inc.                                                                       2,550          132,294

HOUSING & HOUSEHOLD DURABLES -- 0.2%
Black & Decker Corp.                                                                          730           63,430
Centex Corp.                                                                                1,150           71,289
D.R. Horton, Inc.                                                                           2,540           84,379
KB HOME                                                                                       390           25,342
Lennar Corp., Class A                                                                       1,280           77,286
Maytag Corp.                                                                                  400            8,532
Sherwin-Williams Co.                                                                          460           22,742

RETAIL -- 7.7%
Avon Products, Inc.                                                                         2,700           84,159
Bed Bath & Beyond, Inc.+                                                                    2,620          100,608
Best Buy Co., Inc.                                                                          3,805          212,814
Dollar General Corp.                                                                        1,930           34,103
Family Dollar Stores, Inc.                                                                    830           22,078
Federated Department Stores, Inc.                                                           6,665          486,545
Fortune Brands, Inc.                                                                       13,280        1,070,767
Home Depot, Inc.                                                                           19,900          841,770
J.C. Penney Co., Inc.                                                                      14,465          873,831
Kohl's Corp.+                                                                               3,230          171,222
Lowe's Cos., Inc.                                                                          75,265        4,850,077
Office Depot, Inc.+                                                                         1,630           60,701
RadioShack Corp.                                                                            1,270           24,422
Sears Holdings Corp.+                                                                         930          122,983
Staples, Inc.                                                                               4,095          104,504
Target Corp.                                                                               27,760        1,443,798
Tiffany & Co.                                                                               1,340           50,304
TJX Cos., Inc.                                                                              4,310          106,974
W.W. Grainger, Inc.                                                                         6,660          501,831
Wal-Mart Stores, Inc.                                                                      47,600        2,248,624
Walgreen Co.                                                                                9,480          408,872
                                                                                                    --------------
                                                                                                        18,446,993
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES -- 6.4%

FOOD, BEVERAGE & TOBACCO -- 4.7%
Altria Group, Inc.                                                                         12,120   $      858,823
Anheuser-Busch Cos., Inc.                                                                   7,270          310,938
Brown-Forman Corp., Class B                                                                   500           38,485
Campbell Soup Co.                                                                           1,730           56,052
Coca-Cola Co.                                                                              25,140        1,052,612
Dean Foods Co.+                                                                               660           25,628
General Mills, Inc.                                                                         3,330          168,764
H.J. Heinz Co.                                                                              1,390           52,709
Hershey Foods Corp.                                                                         8,980          469,025
Kellogg Co.                                                                                 2,360          103,934
Kroger Co.+                                                                                 3,680           74,925
McCormick & Co., Inc.                                                                       1,250           42,325
Pepsi Bottling Group, Inc.                                                                    750           22,793
PepsiCo, Inc.                                                                              40,830        2,359,566
Sara Lee Corp.                                                                              3,710           66,335
Sysco Corp.                                                                                 5,800          185,890
Tim Hortons, Inc.                                                                           3,340           88,677
UST, Inc.                                                                                   1,540           64,064
Whole Foods Market, Inc.                                                                   21,200        1,408,528
Wm. Wrigley Jr. Co.                                                                        15,530          993,920

HOUSEHOLD & PERSONAL PRODUCTS -- 1.7%
Alberto-Culver Co., Class B                                                                   450           19,904
Clorox Co.                                                                                  1,410           84,388
Colgate-Palmolive Co.                                                                       4,820          275,222
Estee Lauder Cos., Inc., Class A                                                              790           29,380
Kimberly-Clark Corp.                                                                        2,340          135,252
Procter & Gamble Co.                                                                       44,366        2,556,369
                                                                                                    --------------
                                                                                                        11,544,508
                                                                                                    --------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Apollo Group, Inc., Class A+                                                                1,310           68,788
                                                                                                    --------------

ENERGY -- 10.7%

ENERGY SERVICES -- 6.1%
Baker Hughes, Inc.                                                                         25,950        1,774,980
BJ Services Co.                                                                            31,300        1,082,980
Canadian Natural Resources, Ltd.                                                           24,380        1,350,408
Halliburton Co.                                                                             1,690          123,404
Nabors Industries, Ltd.+                                                                    1,480          105,938
Noble Corp.                                                                                   840           68,124
Rowan Cos., Inc.                                                                              500           21,980
Schlumberger, Ltd.                                                                         13,970        1,768,183
Suncor Energy, Inc.                                                                        46,710        3,597,604
Valero Energy Corp.                                                                        16,615          993,245
Weatherford International, Ltd.+                                                            1,860           85,095

ENERGY SOURCES -- 4.6%
Amerada Hess Corp.                                                                          4,905          698,472
Anadarko Petroleum Corp.                                                                    2,150          217,171
Apache Corp.                                                                                3,090          202,426

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Burlington Resources, Inc.                                                                  3,520   $      323,523
Chesapeake Energy Corp.                                                                    32,170        1,010,460
Chevron Corp.                                                                              11,880          688,684
ConocoPhillips                                                                              7,770          490,675
Devon Energy Corp.                                                                          4,140          253,244
EOG Resources, Inc.                                                                        11,035          794,520
Exxon Mobil Corp.                                                                          36,610        2,228,084
Kerr-McGee Corp.                                                                              550           52,514
Murphy Oil Corp.                                                                              780           38,860
National-Oilwell Varco, Inc.+                                                                 980           62,838
Occidental Petroleum Corp.                                                                  9,645          893,609
Transocean, Inc.+                                                                           1,190           95,557
XTO Energy, Inc.                                                                            3,403          148,269
                                                                                                    --------------
                                                                                                        19,170,847
                                                                                                    --------------

FINANCE -- 15.6%

BANKS -- 2.6%
Bank of America Corp.                                                                      10,000          455,400
Commerce Bancorp, Inc.                                                                     36,825        1,349,636
Fifth Third Bancorp                                                                         2,760          108,634
Golden West Financial Corp.                                                                 7,520          510,608
M&T Bank Corp.                                                                                380           43,373
Marshall & Ilsley Corp.                                                                       930           40,529
Northern Trust Corp.                                                                          820           43,050
State Street Corp.                                                                          1,780          107,565
Synovus Financial Corp.                                                                     1,500           40,635
Wells Fargo & Co.                                                                          31,480        2,010,628
Zions Bancorp                                                                                 430           35,574

FINANCIAL SERVICES -- 7.3%
American Express Co.                                                                       40,880        2,148,244
Ameriprise Financial, Inc.                                                                  5,030          226,652
Capital One Financial Corp.                                                                 2,820          227,066
Charles Schwab Corp.                                                                       60,630        1,043,442
Countrywide Financial Corp.                                                                 5,640          206,988
E*TRADE Financial Corp.+                                                                    2,380           64,212
Equifax, Inc.                                                                               1,220           45,433
Fannie Mae                                                                                 16,660          856,324
Federated Investors, Inc., Class B                                                            790           30,850
Franklin Resources, Inc.                                                                      820           77,277
Freddie Mac                                                                                47,780        2,914,580
Goldman Sachs Group, Inc.                                                                  11,015        1,728,915
H&R Block, Inc.                                                                             3,060           66,249
J.P. Morgan Chase & Co.                                                                    11,044          459,872
Janus Capital Group, Inc.                                                                   2,020           46,803
Lehman Brothers Holdings, Inc.                                                                970          140,194
Mellon Financial Corp.                                                                      1,520           54,112
Merrill Lynch & Co., Inc.                                                                   6,950          547,382
Moody's Corp.                                                                              14,510        1,036,885
Morgan Stanley                                                                             10,240          643,277
SLM Corp.                                                                                   8,400          436,296
T. Rowe Price Group, Inc.                                                                     720           56,311

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE -- 5.7%
Aetna, Inc.                                                                               123,230   $    6,055,522
AFLAC, Inc.                                                                                 2,990          134,939
Ambac Financial Group, Inc.                                                                   990           78,804
American International Group, Inc.#                                                        14,100          931,869
Berkshire Hathaway, Inc., Class B+                                                            719        2,165,628
CIGNA Corp.                                                                                   590           77,066
Cincinnati Financial Corp.                                                                    710           29,870
Marsh & McLennan Cos., Inc.                                                                 2,870           84,263
MBIA, Inc.                                                                                    610           36,679
MGIC Investment Corp.                                                                         820           54,637
Progressive Corp.                                                                           1,840          191,838
Prudential Financial, Inc.                                                                  2,460          186,492
Torchmark Corp.                                                                               510           29,121
Willis Group Holdings, Ltd.                                                                 4,450          152,457
                                                                                                    --------------
                                                                                                        28,012,181
                                                                                                    --------------

HEALTHCARE -- 18.1%

DRUGS -- 10.9%
Abbott Laboratories                                                                         8,930          379,257
Allergan, Inc.                                                                              1,420          154,070
Amgen, Inc.+                                                                               30,140        2,192,685
Barr Pharmaceuticals, Inc.+                                                                   990           62,350
Bristol-Myers Squibb Co.                                                                    7,700          189,497
Caremark Rx, Inc.+                                                                         21,200        1,042,616
Chiron Corp.+                                                                               1,030           47,184
Eli Lilly & Co.                                                                            10,580          585,074
Forest Laboratories, Inc.+                                                                  3,050          136,122
Genentech, Inc.+                                                                           36,560        3,089,686
Genzyme Corp.+                                                                              1,480           99,486
Gilead Sciences, Inc.+                                                                     44,090        2,743,280
Hospira, Inc.+                                                                              1,500           59,190
Invitrogen Corp.+                                                                          10,883          763,225
King Pharmaceuticals, Inc.+                                                                 2,260           38,985
Merck & Co., Inc.                                                                           9,220          324,821
Mylan Laboratories, Inc.                                                                    2,040           47,736
Omnicare, Inc.                                                                              4,940          271,651
Pfizer, Inc.                                                                               86,335        2,151,468
Roche Holdings AG                                                                           4,085          608,214
Schering-Plough Corp.                                                                      45,650          866,893
Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                         55,830        2,299,079
Watson Pharmaceuticals, Inc.+                                                                 960           27,590
Wyeth                                                                                      29,890        1,450,263

HEALTH SERVICES -- 3.0%
Coventry Health Care, Inc.+                                                                 1,495           80,700
Express Scripts, Inc.+                                                                      1,370          120,423
HCA, Inc.                                                                                   2,030           92,954
Health Management Associates, Inc., Class A                                                 2,260           48,748
Humana, Inc.+                                                                               1,530           80,554
IMS Health, Inc.                                                                            1,870           48,190
Laboratory Corp. of America Holdings+                                                       1,180           69,006
Manor Care, Inc.                                                                              750           33,263

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Medco Health Solutions, Inc.+                                                              12,290   $      703,234
Patterson Cos., Inc.+                                                                       1,300           45,760
Quest Diagnostics, Inc.                                                                     1,530           78,489
UnitedHealth Group, Inc.                                                                   72,395        4,043,985

MEDICAL PRODUCTS -- 4.2%
Alcon, Inc.                                                                                 5,705          594,803
AmerisourceBergen Corp.                                                                     1,950           94,126
Bausch & Lomb, Inc.                                                                           230           14,651
Baxter International, Inc.                                                                  3,940          152,911
Becton Dickinson & Co.                                                                      2,310          142,250
Biogen Idec, Inc.+                                                                          1,450           68,295
Biomet, Inc.                                                                                2,320           82,406
Boston Scientific Corp.+                                                                    5,540          127,697
C.R. Bard, Inc.                                                                             4,480          303,789
Cardinal Health, Inc.                                                                       3,950          294,354
Guidant Corp.                                                                               3,170          247,450
Johnson & Johnson                                                                          27,880        1,651,054
MedImmune, Inc.+                                                                           11,320          414,086
Medtronic, Inc.                                                                            32,200        1,634,150
St. Jude Medical, Inc.+                                                                     3,430          140,630
Stryker Corp.                                                                              20,970          929,810
Zimmer Holdings, Inc.+                                                                     10,220          690,872
                                                                                                    --------------
                                                                                                        32,659,062
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 5.3%

AEROSPACE & MILITARY TECHNOLOGY -- 1.2%
Boeing Co.                                                                                  2,920          227,556
General Dynamics Corp.                                                                      3,750          239,925
Rockwell Automation, Inc.                                                                   9,730          699,684
Rockwell Collins, Inc.                                                                      1,620           91,287
United Technologies Corp.                                                                  15,500          898,535

BUSINESS SERVICES -- 2.4%
Applera Corp. - Applied Biosystems Group                                                    1,070           29,040
ARAMARK Corp., Class B                                                                     10,370          306,330
Automatic Data Processing, Inc.                                                             3,470          158,509
Cendant Corp.                                                                              47,260          819,961
Convergys Corp.+                                                                              560           10,198
First Data Corp.                                                                           48,510        2,271,238
Interpublic Group Cos., Inc.+                                                               1,462           13,977
Iron Mountain, Inc.+                                                                        7,400          301,476
Monsanto Co.                                                                                  940           79,665
Monster Worldwide, Inc.+                                                                      460           22,936
Pall Corp.                                                                                    600           18,714
Paychex, Inc.                                                                               3,120          129,979
Robert Half International, Inc.                                                               860           33,204
Waste Management, Inc.                                                                      2,700           95,310

ELECTRICAL EQUIPMENT -- 0.0%
American Power Conversion Corp.                                                               810           18,719
Jabil Circuit, Inc.+                                                                        1,630           69,862

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 0.1%
Illinois Tool Works, Inc.                                                                     930   $       89,568

MULTI-INDUSTRY -- 1.2%
3M Co.                                                                                      4,240          320,926
American Standard Cos., Inc.                                                                  990           42,431
Danaher Corp.                                                                               2,230          141,716
General Electric Co.                                                                       46,870        1,630,139
ITT Industries, Inc.                                                                        1,740           97,823

TRANSPORTATION -- 0.4%
FedEx Corp.                                                                                 1,300          146,822
United Parcel Service, Inc., Class B                                                        6,650          527,877
                                                                                                    --------------
                                                                                                         9,533,407
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 6.3%

BROADCASTING & MEDIA -- 3.6%
CBS Corp., Class B                                                                          3,260           78,175
Clear Channel Communications, Inc.                                                          4,840          140,408
Dow Jones & Co., Inc.                                                                         560           22,008
E.W. Scripps Co., Class A                                                                     460           20,567
Gannett Co., Inc.                                                                           1,300           77,896
Lamar Advertising Co., Class A+                                                            16,130          848,761
McGraw-Hill Cos., Inc.                                                                     39,010        2,247,756
Meredith Corp.                                                                                220           12,274
New York Times Co., Class A                                                                   850           21,514
Omnicom Group, Inc.                                                                         1,670          139,027
Time Warner, Inc.                                                                          40,620          682,010
Univision Communications, Inc., Class A+                                                   24,240          835,553
Viacom, Inc., Class B                                                                      17,338          672,714
XM Satellite Radio Holdings, Inc., Class A+                                                34,890          777,000

ENTERTAINMENT PRODUCTS -- 0.3%
Harman International Industries, Inc.                                                       3,400          377,842
International Game Technology                                                               3,150          110,943
Knight-Ridder, Inc.                                                                           250           15,802

LEISURE & TOURISM -- 2.4%
Carnival Corp.(2)                                                                          20,830          986,717
Darden Restaurants, Inc.                                                                    1,240           50,877
Harrah's Entertainment, Inc.                                                               21,280        1,658,989
Hilton Hotels Corp.                                                                         1,460           37,172
Marriott International, Inc., Class A                                                      10,170          697,662
McDonald's Corp.                                                                            6,240          214,406
Southwest Airlines Co.                                                                      2,920           52,531
Starbucks Corp.+                                                                            7,150          269,126
Starwood Hotels & Resorts Worldwide, Inc.(2)                                                2,020          136,814
Wendy's International, Inc.                                                                 1,080           67,025
Yum! Brands, Inc.                                                                           2,580          126,059
                                                                                                    --------------
                                                                                                        11,377,628
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY -- 22.7%

COMMUNICATION EQUIPMENT -- 1.3%
Network Appliance, Inc.+                                                                    3,500   $      126,105
QUALCOMM, Inc.                                                                             45,040        2,279,474

COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Inc., Class A+                                                1,110           66,223
Autodesk, Inc.                                                                              2,160           83,203
Cognizant Technology Solutions Corp., Class A+                                              5,800          345,042
Sun Microsystems, Inc.+                                                                   231,160        1,185,851
Symantec Corp.+                                                                             9,770          164,429
VeriSign, Inc.+                                                                             2,290           54,937

COMPUTER SOFTWARE -- 6.1%
Adobe Systems, Inc.                                                                         5,620          196,250
BMC Software, Inc.+                                                                           740           16,028
CA, Inc.                                                                                   35,195          957,656
Citrix Systems, Inc.+                                                                       1,670           63,293
Compuware Corp.+                                                                            1,260            9,866
Electronic Arts, Inc.+                                                                     77,335        4,231,771
Fiserv, Inc.+                                                                               1,730           73,612
Intuit, Inc.+                                                                               1,650           87,764
Microsoft Corp.                                                                           179,080        4,872,767
Oracle Corp.+                                                                              35,300          483,257
Parametric Technology Corp.+                                                                  362            5,911

COMPUTERS & BUSINESS EQUIPMENT -- 4.8%
Apple Computer, Inc.+                                                                      80,110        5,024,499
Dell, Inc.+                                                                                32,210          958,570
EMC Corp.+                                                                                 64,370          877,363
International Business Machines Corp.                                                      14,680        1,210,660
Lexmark International, Inc., Class A+                                                       1,010           45,834
Millipore Corp.+                                                                              490           35,799
NCR Corp.+                                                                                    640           26,746
Pitney Bowes, Inc.                                                                          1,280           54,950
Research In Motion, Ltd.+                                                                   5,430          460,898

ELECTRONICS -- 2.2%
Agilent Technologies, Inc.+                                                                 1,400           52,570
Altera Corp.+                                                                               2,090           43,138
Analog Devices, Inc.                                                                        2,200           84,238
Applied Materials, Inc.                                                                     7,130          124,846
Broadcom Corp., Class A+                                                                    4,125          178,035
Fisher Scientific International, Inc.+                                                      5,630          383,121
Freescale Semiconductor, Inc., Class B+                                                     1,580           43,877
Intel Corp.                                                                                46,820          905,967
KLA-Tencor Corp.                                                                            1,030           49,811
L-3 Communications Holdings, Inc.                                                           1,140           97,801
Linear Technology Corp.                                                                    37,950        1,331,286
LSI Logic Corp.+                                                                            1,220           14,103
Maxim Integrated Products, Inc.                                                             3,000          111,450
Molex, Inc.                                                                                   540           17,928
National Semiconductor Corp.                                                                1,430           39,811
Novellus Systems, Inc.+                                                                       530           12,720
NVIDIA Corp.+                                                                               1,600           91,616
PMC-Sierra, Inc.+                                                                             720            8,849
QLogic Corp.+                                                                               1,510           29,218

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Tektronix, Inc.                                                                               290   $       10,356
Texas Instruments, Inc.                                                                     7,490          243,200
Thermo Electron Corp.+                                                                        550           20,400
Waters Corp.+                                                                                 980           42,287
Xilinx, Inc.                                                                                1,780           45,319

INTERNET CONTENT -- 4.3%
Amazon.com, Inc.+                                                                           2,890          105,514
eBay, Inc.+                                                                                69,800        2,726,388
Google, Inc., Class A+                                                                      5,470        2,133,300
Yahoo!, Inc.+                                                                              83,300        2,687,258

TELECOMMUNICATIONS -- 2.9%
ADC Telecommunications, Inc.+                                                                 400           10,236
ALLTEL Corp.                                                                                1,600          103,600
American Tower Corp., Class A+                                                             39,380        1,194,002
CIENA Corp.+                                                                                1,700            8,857
Cisco Systems, Inc.+                                                                      130,430        2,826,418
Comverse Technology, Inc.+                                                                    840           19,765
Corning, Inc.+                                                                              5,640          151,772
Crown Castle International Corp.+                                                          11,510          326,308
JDS Uniphase Corp.+                                                                         5,650           23,561
Lucent Technologies, Inc.+                                                                 14,230           43,401
Motorola, Inc.                                                                              7,260          166,327
NeuStar, Inc., Class A+                                                                    10,080          312,480
                                                                                                    --------------
                                                                                                        40,819,892
                                                                                                    --------------

MATERIALS -- 0.7%

CHEMICALS -- 0.5%
Ecolab, Inc.                                                                                1,710           65,322
International Flavors & Fragrances, Inc.                                                      470           16,130
Praxair, Inc.                                                                               1,640           90,446
Sigma-Aldrich Corp.                                                                           630           41,448
Syngenta AG+                                                                                4,766          669,759
Tronox, Inc.                                                                                  110            1,869

FOREST PRODUCTS -- 0.0%
Pactiv Corp.+                                                                                 740           18,160
Plum Creek Timber Co., Inc.                                                                   700           25,851

METALS & MINERALS -- 0.2%
Allegheny Technologies, Inc.                                                                  250           15,295
Ball Corp.                                                                                    980           42,953
Freeport-McMoRan Copper & Gold, Inc., Class B                                                 860           51,402
Newmont Mining Corp.                                                                        2,800          145,292
Vulcan Materials Co.                                                                          480           41,592
                                                                                                    --------------
                                                                                                         1,225,519
                                                                                                    --------------

REAL ESTATE -- 0.1%

REAL ESTATE INVESTMENT TRUSTS -- 0.1%
Boston Properties, Inc.                                                                       310           28,903
ProLogis                                                                                      850           45,475
Public Storage, Inc.                                                                          340           27,618
Simon Property Group, Inc.                                                                    690           58,057
Vornado Realty Trust                                                                          580           55,680
                                                                                                    --------------
                                                                                                           215,733
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.9%
AES Corp.+                                                                                 74,400   $    1,269,264
Edison International                                                                        1,470           60,535
Exelon Corp.                                                                                3,750          198,375
TXU Corp.                                                                                   1,520           68,035

GAS & PIPELINE UTILITIES -- 0.0%
Kinder Morgan, Inc.                                                                           400           36,796
                                                                                                    --------------
                                                                                                         1,633,005
                                                                                                    --------------
TOTAL COMMON STOCK (cost $153,120,793)                                                                 174,707,563
                                                                                                    --------------

EXCHANGE TRADED FUNDS -- 0.9%

FINANCE -- 0.9%

FINANCIAL SERVICES -- 0.9%
iShares S&P 500/Barra Growth Index Fund (cost $1,627,703)                                  26,700        1,626,030
                                                                                                    --------------

RIGHTS -- 0.0%+

MATERIALS -- 0.0%

CHEMICALS -- 0.0%
Syngenta AG (strike price $234.00, Expires 05/22/06) (cost $4,832)                                           5,996
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $154,753,328)                                              176,339,589
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                      AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 1.3%

U.S. GOVERNMENT AGENCIES -- 1.3%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06                        $    2,300,000        2,299,406
                                                                                                    --------------

U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.55% due 06/15/06(1)                                         40,000           39,637
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $2,339,027)                                                 2,339,043
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 0.8%

Agreement with State Street Bank & Trust Co., bearing interest at 3.15%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $336,088 and collateralized by $365,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximated value of
  $345,381                                                                                336,000          336,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.80%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $1,100,348 and collateralized by $1,130,000 of United States Treasury Notes,
  bearing interest at 4.63%, due 03/31/08 and having an approximated value
  of $1,125,763                                                                         1,100,000        1,100,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,436,000)                                                            1,436,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $158,528,355)@                                                      100.1%                     180,114,632
Liabilities in excess of other assets --                                     (0.1)                        (206,202)
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  179,908,430
                                                                            =====                   ==============

----------
#    Security represents an investment in an affiliated company; see note 8
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                    VALUE AS OF         UNREALIZED
NUMBER OF                                       EXPIRATION          VALUE AT          MARCH 31,        APPRECIATION
CONTRACTS         DESCRIPTION                      DATE            TRADE DATE           2006          (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------
 3 Long      S&P Barra Growth Index             June 2006         $      459,810   $     460,875      $        1,065
                                                                                                      ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                    PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                          10.2%
Drugs                                        6.7
Banks                                        6.2
Retail                                       5.5
Telecommunications                           5.4
Multi-Industry                               5.3
Energy Sources                               5.2
Electronics                                  4.8
Food, Beverage & Tobacco                     3.7
Medical Products                             3.6
Computer Software                            3.5
Health Services                              3.2
Broadcasting & Media                         3.1
Computers & Business Equipment               3.1
Insurance                                    3.1
Energy Services                              2.9
Business Services                            2.3
Aerospace & Military Technology              2.1
Household & Personal Products                1.8
Internet Content                             1.8
Repurchase Agreements                        1.8
Apparel & Textiles                           1.6
Leisure & Tourism                            1.5
Electric Utilities                           1.2
Entertainment Products                       1.2
Registered Investment Company                1.2
Metals & Minerals                            1.1
Communication Equipment                      1.0
Telephone                                    1.0
Transportation                               0.9
Chemicals                                    0.7
Electrical Equipment                         0.7
U.S. Government Agencies                     0.6
Machinery                                    0.5
Computer Services                            0.4
Housing & Household Durables                 0.4
Real Estate Investment Trust                 0.3
Automotive                                   0.2
Forest Products                              0.2
Gas & Pipeline Utilities                     0.1
U.S. Government Obligations                  0.1
                                           -----
                                           100.2%
                                           =====

*  Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP COMPOSITE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.2%

CONSUMER DISCRETIONARY -- 7.7%

APPAREL & TEXTILES -- 1.6%
Cintas Corp.                                                                                  170   $        7,245
Coach, Inc.+                                                                                  474           16,391
Gap, Inc.                                                                                  15,909          297,180
Industria de Diseno Textil SA                                                               1,100           42,457
Jones Apparel Group, Inc.                                                                     141            4,987
Liz Claiborne, Inc.                                                                           130            5,327
NIKE, Inc., Class B                                                                         4,134          351,804
V.F. Corp.                                                                                    109            6,202

AUTOMOTIVE -- 0.2%
AutoNation, Inc.+                                                                             224            4,827
AutoZone, Inc.+                                                                                68            6,779
Cooper Tire & Rubber Co.                                                                       76            1,090
Cummins, Inc.                                                                                  57            5,991
Ford Motor Co.                                                                              2,304           18,340
General Motors Corp.                                                                          699           14,868
Genuine Parts Co.                                                                             214            9,380
Goodyear Tire & Rubber Co.+                                                                   219            3,171
Harley-Davidson, Inc.                                                                         337           17,483
Navistar International Corp.+                                                                  76            2,096
PACCAR, Inc.                                                                                  209           14,730

HOUSING & HOUSEHOLD DURABLES -- 0.4%
Black & Decker Corp.                                                                           96            8,341
Centex Corp.                                                                                  152            9,423
D.R. Horton, Inc.                                                                             336           11,162
KB HOME                                                                                        95            6,173
Leggett & Platt, Inc.                                                                         225            5,483
Lennar Corp., Class A                                                                       1,969          118,888
Maytag Corp.                                                                                   99            2,112
Pulte Homes, Inc.                                                                             264           10,143
Sherwin-Williams Co.                                                                          137            6,773
Whirlpool Corp.                                                                                84            7,684

RETAIL -- 5.5%
Avery Dennison Corp.                                                                          137            8,012
Avon Products, Inc.                                                                           557           17,362
Bed Bath & Beyond, Inc.+                                                                      347           13,325
Best Buy Co., Inc.                                                                          1,703           95,249
Big Lots, Inc.+                                                                               141            1,968
Circuit City Stores, Inc.                                                                     188            4,602
Costco Wholesale Corp.                                                                        585           31,684
CVS Corp.                                                                                   1,010           30,169
Dillard's, Inc., Class A                                                                       76            1,979
Dollar General Corp.                                                                          391            6,909

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Family Dollar Stores, Inc.                                                                    192   $        5,107
Federated Department Stores, Inc.                                                             336           24,528
Fortune Brands, Inc.                                                                          181           14,594
Home Depot, Inc.                                                                           11,226          474,860
J.C. Penney Co., Inc.                                                                         287           17,338
Kohl's Corp.+                                                                               7,926          420,157
Limited Brands                                                                                430           10,518
Lowe's Cos., Inc.                                                                             966           62,249
Masco Corp.                                                                                   515           16,732
Nordstrom, Inc.                                                                               270           10,579
Office Depot, Inc.+                                                                           365           13,593
Officemax, Inc.                                                                                88            2,655
Petsmart, Inc.                                                                              4,800          135,072
RadioShack Corp.                                                                              166            3,192
Sears Holdings Corp.+                                                                         123           16,265
Staples, Inc.                                                                                 901           22,993
SUPERVALU, Inc.                                                                               168            5,178
Target Corp.                                                                                3,287          170,957
Tiffany & Co.                                                                                 176            6,607
TJX Cos., Inc.                                                                                569           14,122
W.W. Grainger, Inc.                                                                            95            7,158
Wal-Mart de Mexico SA de CV Sponsored ADR                                                   1,800           47,070
Wal-Mart Stores, Inc.                                                                      13,488          637,173
Walgreen Co.                                                                                3,951          170,407
                                                                                                    --------------
                                                                                                         3,536,893
                                                                                                    --------------

CONSUMER STAPLES -- 5.5%

FOOD, BEVERAGE & TOBACCO -- 3.7%
Albertson's, Inc.                                                                             456           11,706
Altria Group, Inc.                                                                          5,280          374,141
Anheuser-Busch Cos., Inc.                                                                     960           41,059
Archer-Daniels-Midland Co.                                                                  4,908          165,154
Brown-Forman Corp., Class B                                                                   103            7,928
Campbell Soup Co.                                                                             228            7,387
Coca-Cola Co.                                                                               2,546          106,601
Coca-Cola Enterprises, Inc.                                                                   375            7,628
ConAgra Foods, Inc.                                                                           642           13,777
Constellation Brands, Inc., Class A+                                                          244            6,112
Dean Foods Co.+                                                                               168            6,523
Diageo PLC Sponsored ADR                                                                    3,200          202,976
General Mills, Inc.                                                                           440           22,299
H.J. Heinz Co.                                                                                414           15,699
Hershey Foods Corp.                                                                           222           11,595
Kellogg Co.                                                                                   311           13,697
Kroger Co.+                                                                                   897           18,263
McCormick & Co., Inc.                                                                         164            5,553
Molson Coors Brewing Co., Class B                                                              71            4,872
Pepsi Bottling Group, Inc.                                                                    167            5,075
PepsiCo, Inc.                                                                               7,648          441,978
Reynolds American, Inc.                                                                       106           11,183
Safeway, Inc.                                                                                 556           13,967

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Sara Lee Corp.                                                                                940   $       16,807
Sysco Corp.                                                                                 3,966          127,110
Tyson Foods, Inc., Class A                                                                    311            4,273
UST, Inc.                                                                                     202            8,403
Whole Foods Market, Inc.                                                                      172           11,428
Wm. Wrigley Jr. Co.                                                                           219           14,016

HOUSEHOLD & PERSONAL PRODUCTS -- 1.8%
Alberto-Culver Co., Class B                                                                    93            4,113
Clorox Co.                                                                                    186           11,132
Colgate-Palmolive Co.                                                                         637           36,373
Estee Lauder Cos., Inc., Class A                                                              147            5,467
Kimberly-Clark Corp.                                                                          570           32,946
Newell Rubbermaid, Inc.                                                                       339            8,539
Procter & Gamble Co.                                                                       11,191          644,826
Reckitt Benckiser PLC                                                                       2,400           84,479
                                                                                                    --------------
                                                                                                         2,525,085
                                                                                                    --------------

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Apollo Group, Inc., Class A+                                                                  174            9,137
                                                                                                    --------------
ENERGY -- 8.1%

ENERGY SERVICES -- 2.9%
Baker Hughes, Inc.                                                                          2,623          179,413
BJ Services Co.                                                                               401           13,874
Halliburton Co.                                                                               638           46,587
Nabors Industries, Ltd.+                                                                      195           13,958
Noble Corp.                                                                                   170           13,787
Rowan Cos., Inc.                                                                              135            5,935
Schlumberger, Ltd.                                                                          4,530          573,362
Sempra Energy                                                                                 319           14,821
Southern Co.                                                                                4,717          154,576
Sunoco, Inc.                                                                                  165           12,799
TECO Energy, Inc.                                                                             258            4,159
Total SA                                                                                      800          211,056
Valero Energy Corp.                                                                           769           45,971
Weatherford International, Ltd.+                                                              431           19,718
Xcel Energy, Inc.                                                                             499            9,057

ENERGY SOURCES -- 5.2%
Amerada Hess Corp.                                                                             99           14,098
Anadarko Petroleum Corp.                                                                      285           28,788
Apache Corp.                                                                                2,408          157,748
Burlington Resources, Inc.                                                                    465           42,738
Chesapeake Energy Corp.                                                                       462           14,511
Chevron Corp.                                                                               6,452          374,022
ConocoPhillips                                                                              3,904          246,537
Devon Energy Corp.                                                                            546           33,399
EOG Resources, Inc.                                                                           300           21,600
Exxon Mobil Corp.                                                                          19,050        1,159,383
Kerr-McGee Corp.                                                                              143           13,654

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
Marathon Oil Corp.                                                                            453   $       34,505
Murphy Oil Corp.                                                                            2,404          119,767
National-Oilwell Varco, Inc.+                                                                 216           13,850
Occidental Petroleum Corp.                                                                    532           49,290
Transocean, Inc.+                                                                             403           32,361
XTO Energy, Inc.                                                                              449           19,563
                                                                                                    --------------
                                                                                                         3,694,887
                                                                                                    --------------

FINANCE -- 19.2%

BANKS -- 6.2%
AmSouth Bancorp                                                                               427           11,550
Anglo Irish Bank Corp. PLC                                                                  9,500          156,571
Bank of America Corp.                                                                      11,441          521,023
Bank of New York Co., Inc.                                                                    953           34,346
BB&T Corp.                                                                                    662           25,951
Comerica, Inc.                                                                                201           11,652
Compass Bancshares, Inc.                                                                      153            7,743
Erste Bank der oesterreichischen Sparkassen AG                                              1,300           76,659
Fifth Third Bancorp                                                                           687           27,040
Golden West Financial Corp.                                                                   317           21,524
Huntington Bancshares, Inc.                                                                   307            7,408
KeyCorp                                                                                       501           18,437
M&T Bank Corp.                                                                                 98           11,186
Marshall & Ilsley Corp.                                                                       259           11,287
National City Corp.                                                                           677           23,627
North Fork Bancorp., Inc.                                                                     588           16,952
Northern Trust Corp.                                                                        3,129          164,273
PNC Financial Services Group, Inc.                                                            361           24,299
Regions Financial Corp.                                                                       564           19,836
Sovereign Bancorp, Inc.                                                                       441            9,662
State Street Corp.                                                                          3,512          212,230
SunTrust Banks, Inc.                                                                          458           33,324
Synovus Financial Corp.                                                                       387           10,484
U.S. Bancorp                                                                                2,226           67,893
UBS AG                                                                                      3,400          373,475
UniCredito Italiano SpA                                                                    11,700           84,576
Wachovia Corp.                                                                              7,006          392,686
Washington Mutual, Inc.                                                                     1,226           52,252
Wells Fargo & Co.                                                                           6,072          387,819
Zions Bancorp                                                                                 129           10,672

FINANCIAL SERVICES -- 9.9%
American Express Co.                                                                       11,430          600,647
Ameriprise Financial, Inc.                                                                    310           13,969
Bear Stearns Co., Inc.                                                                      1,848          256,318
Capital One Financial Corp.                                                                 2,772          223,201
Charles Schwab Corp.                                                                        9,475          163,065
CIT Group, Inc.                                                                               247           13,219
Citigroup, Inc.                                                                            20,262          956,974
Countrywide Financial Corp.                                                                 3,845          141,112
E*TRADE Financial Corp.+                                                                    4,017          108,379
Equifax, Inc.                                                                                 160            5,958

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Fannie Mae                                                                                  1,196   $       61,474
Federated Investors, Inc., Class B                                                            104            4,061
First Horizon National Corp.                                                                  156            6,497
Franklin Resources, Inc.                                                                    1,089          102,627
Freddie Mac                                                                                   854           52,094
Goldman Sachs Group, Inc.                                                                   2,239          351,434
H&R Block, Inc.                                                                               405            8,768
J.P. Morgan Chase & Co.                                                                     9,408          391,749
Janus Capital Group, Inc.                                                                     265            6,140
Legg Mason, Inc.                                                                              800          100,264
Lehman Brothers Holdings, Inc.                                                                334           48,273
Mellon Financial Corp.                                                                        512           18,227
Merrill Lynch & Co., Inc.                                                                   6,135          483,193
Moody's Corp.                                                                                 301           21,510
Morgan Stanley                                                                              1,327           83,362
SLM Corp.                                                                                   4,916          255,337
T. Rowe Price Group, Inc.                                                                     163           12,748
TD Ameritrade Holding Corp.                                                                 2,300           48,001

INSURANCE -- 3.1%
ACE, Ltd.                                                                                     398           20,700
Aetna, Inc.                                                                                   701           34,447
AFLAC, Inc.                                                                                   616           27,800
Allstate Corp.                                                                              4,397          229,128
Ambac Financial Group, Inc.                                                                   130           10,348
American International Group, Inc.#                                                         3,208          212,017
Aon Corp.                                                                                     398           16,521
Chubb Corp.                                                                                 2,247          214,454
CIGNA Corp.                                                                                   150           19,593
Cincinnati Financial Corp.                                                                    215            9,045
Genworth Financial, Inc., Class A                                                             466           15,578
Hartford Financial Services Group, Inc.                                                     1,674          134,841
Jefferson-Pilot Corp.                                                                         167            9,342
Lincoln National Corp.                                                                        214           11,682
Loews Corp.                                                                                   168           17,002
Marsh & McLennan Cos., Inc.                                                                 3,476          102,055
MBIA, Inc.                                                                                    166            9,981
MetLife, Inc.                                                                                 937           45,323
MGIC Investment Corp.                                                                         108            7,196
Principal Financial Group, Inc.                                                               345           16,836
Progressive Corp.                                                                             243           25,335
Prudential Financial, Inc.                                                                  1,712          129,787
SAFECO Corp.                                                                                  152            7,632
St. Paul Travelers Cos., Inc.                                                                 860           35,939
Torchmark Corp.                                                                               128            7,309
UnumProvident Corp. (New York)                                                                369            7,557
XL Capital, Ltd., Class A                                                                     216           13,848
                                                                                                    --------------
                                                                                                         8,756,334
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE -- 13.5%

DRUGS -- 6.7%
Abbott Laboratories                                                                         5,902   $      250,658
Allergan, Inc.                                                                                187           20,289
Amgen, Inc.+                                                                                7,245          527,074
Barr Pharmaceuticals, Inc.+                                                                   131            8,250
Bristol-Myers Squibb Co.                                                                    2,422           59,605
Caremark Rx, Inc.+                                                                          5,455          268,277
Chiron Corp.+                                                                                 135            6,184
Eli Lilly & Co.                                                                             1,397           77,254
Forest Laboratories, Inc.+                                                                    403           17,986
Genentech, Inc.+                                                                            1,300          109,863
Genzyme Corp.+                                                                              2,221          149,296
Gilead Sciences, Inc.+                                                                      2,471          153,746
Hospira, Inc.+                                                                                199            7,852
King Pharmaceuticals, Inc.+                                                                   299            5,158
Merck & Co., Inc.                                                                           2,703           95,227
Mylan Laboratories, Inc.                                                                      270            6,318
Novartis AG                                                                                 3,700          205,768
Pfizer, Inc.(1)                                                                            21,377          532,715
Roche Holdings AG                                                                             800          119,112
Schering-Plough Corp.                                                                       1,829           34,733
Sepracor, Inc.+                                                                             1,100           53,691
Watson Pharmaceuticals, Inc.+                                                                 126            3,621
Wyeth                                                                                       7,761          376,564

HEALTH SERVICES -- 3.2%
Coventry Health Care, Inc.+                                                                   198           10,688
Express Scripts, Inc.+                                                                        181           15,910
HCA, Inc.                                                                                     504           23,078
Health Management Associates, Inc., Class A                                                   297            6,406
Humana, Inc.+                                                                               2,702          142,260
IMS Health, Inc.                                                                              246            6,340
Laboratory Corp. of America Holdings+                                                         155            9,065
Manor Care, Inc.                                                                               98            4,346
Medco Health Solutions, Inc.+                                                                 376           21,515
Patterson Cos., Inc.+                                                                         171            6,019
Quest Diagnostics, Inc.                                                                     3,301          169,341
Tenet Healthcare Corp.+                                                                       581            4,288
UnitedHealth Group, Inc.                                                                   11,876          663,393
Wellpoint, Inc.+                                                                            5,016          388,389

MEDICAL PRODUCTS -- 3.6%
Alcon, Inc.                                                                                   700           72,982
AmerisourceBergen Corp.                                                                       258           12,454
Bausch & Lomb, Inc.                                                                            66            4,204
Baxter International, Inc.                                                                    802           31,126
Becton Dickinson & Co.                                                                        306           18,843
Biogen Idec, Inc.+                                                                            425           20,018
Biomet, Inc.                                                                                  306           10,869
Boston Scientific Corp.+                                                                      731           16,850
C.R. Bard, Inc.                                                                               129            8,748
Cardinal Health, Inc.                                                                         522           38,899
Guidant Corp.                                                                                 419           32,707
Johnson & Johnson                                                                           9,879          585,034

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
McKesson Corp.                                                                                378   $       19,705
MedImmune, Inc.+                                                                              316           11,559
Medtronic, Inc.                                                                             8,792          446,194
St. Jude Medical, Inc.+                                                                     2,353           96,473
Stryker Corp.                                                                               1,561           69,215
Zimmer Holdings, Inc.+                                                                      2,006          135,606
                                                                                                    --------------
                                                                                                         6,191,765
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 11.8%

AEROSPACE & MILITARY TECHNOLOGY -- 2.1%
Alliant Techsystems, Inc.+                                                                  2,900          223,793
Boeing Co.                                                                                  2,789          217,347
General Dynamics Corp.                                                                      1,894          121,178
Goodrich Corp.                                                                                153            6,672
Lockheed Martin Corp.                                                                         443           33,283
Northrop Grumman Corp.                                                                        433           29,570
Raytheon Co.                                                                                  551           25,258
Rockwell Automation, Inc.                                                                     219           15,748
Rockwell Collins, Inc.                                                                        213           12,002
Textron, Inc.                                                                                 164           15,316
United Technologies Corp.                                                                   4,755          275,647

BUSINESS SERVICES -- 2.3%
Accenture, Ltd., Class A                                                                    9,000          270,630
Allied Waste Industries, Inc.+                                                                271            3,317
Applera Corp. - Applied Biosystems Group                                                      227            6,161
Automatic Data Processing, Inc.                                                             5,016          229,131
Cendant Corp.                                                                               6,346          110,103
Convergys Corp.+                                                                              173            3,150
Eastman Kodak Co.                                                                             355           10,096
First Data Corp.                                                                            3,348          156,754
Fluor Corp.                                                                                   107            9,181
Ingersoll-Rand Co., Inc., Class A                                                             405           16,925
Interpublic Group Cos., Inc.+                                                                 532            5,086
Monsanto Co.                                                                                1,733          146,872
Monster Worldwide, Inc.+                                                                      156            7,778
Pall Corp.                                                                                    154            4,803
Paychex, Inc.                                                                                 413           17,206
R.R. Donnelley & Sons Co.                                                                     267            8,736
Robert Half International, Inc.                                                               212            8,185
Waste Management, Inc.                                                                        683           24,110
Xerox Corp.+                                                                                1,151           17,495

ELECTRICAL EQUIPMENT -- 0.7%
American Power Conversion Corp.                                                               212            4,899
Ametek, Inc.                                                                                4,800          215,808
Eaton Corp.                                                                                   184           13,426
Emerson Electric Co.                                                                          509           42,568
Jabil Circuit, Inc.+                                                                          216            9,258
Johnson Controls, Inc.                                                                        240           18,223

MACHINERY -- 0.5%
Caterpillar, Inc.                                                                             829           59,531
Deere & Co.                                                                                 1,593          125,927

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Dover Corp.                                                                                   251   $       12,189
Illinois Tool Works, Inc.                                                                     253           24,366
Parker-Hannifin Corp.                                                                         148           11,930
Snap-On, Inc.                                                                                  72            2,745
Stanley Works                                                                                  90            4,559

MULTI-INDUSTRY -- 5.3%
3M Co.                                                                                      2,833          214,430
American Standard Cos., Inc.                                                                  220            9,429
Danaher Corp.                                                                               4,893          310,950
General Electric Co.                                                                       43,884        1,526,286
Honeywell International, Inc.                                                               1,027           43,925
ITT Industries, Inc.                                                                        4,428          248,942
Tyco International, Ltd.                                                                    2,491           66,958

TRANSPORTATION -- 0.9%
Burlington Northern Santa Fe Corp.                                                            461           38,415
CSX Corp.                                                                                     271           16,206
FedEx Corp.                                                                                   376           42,465
Norfolk Southern Corp.                                                                        510           27,576
Ryder System, Inc.                                                                             75            3,359
Union Pacific Corp.                                                                           327           30,525
United Parcel Service, Inc., Class B                                                        3,050          242,109
                                                                                                    --------------
                                                                                                         5,398,537
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 5.8%

BROADCASTING & MEDIA -- 3.1%
CBS Corp., Class B                                                                            955           22,901
Clear Channel Communications, Inc.                                                            639           18,537
Comcast Corp., Class A+                                                                     7,643          199,941
Discovery Holding Co.+                                                                      2,634           39,510
Dow Jones & Co., Inc.                                                                          73            2,869
E.W. Scripps Co., Class A                                                                     105            4,695
Gannett Co., Inc.                                                                             294           17,616
Grupo Televisa SA ADR                                                                       4,200           83,580
Liberty Media Corp., Class A+                                                              23,640          194,084
McGraw-Hill Cos., Inc.                                                                        454           26,159
Meredith Corp.                                                                                 52            2,901
New York Times Co., Class A                                                                   179            4,531
News Corp., Class A                                                                         2,967           49,282
Omnicom Group, Inc.                                                                         1,821          151,598
Time Warner, Inc.                                                                           9,569          160,664
Tribune Co.                                                                                   324            8,887
Univision Communications, Inc., Class A+                                                    3,876          133,606
Viacom, Inc., Class B                                                                       8,155          316,414

ENTERTAINMENT PRODUCTS -- 1.2%
Harman International Industries, Inc.                                                       1,181          131,245
Hasbro, Inc.                                                                                  220            4,642
International Game Technology                                                               3,117          109,781
Knight-Ridder, Inc.                                                                            83            5,246
Las Vegas Sands Corp.+                                                                        700           39,662
Mattel, Inc.                                                                                  481            8,721
Walt Disney Co.                                                                             8,680          242,085

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 1.5%
Brunswick Corp.                                                                               117   $        4,547
Carnival Corp.(2)                                                                           4,037          191,233
Darden Restaurants, Inc.                                                                      163            6,688
Harrah's Entertainment, Inc.                                                                  228           17,775
Hilton Hotels Corp.                                                                           407           10,362
Marriott International, Inc., Class A                                                         201           13,789
McDonald's Corp.                                                                            1,553           53,361
MGM Mirage, Inc.+                                                                           1,400           60,326
Sabre Holdings Corp., Class A                                                                 163            3,835
Southwest Airlines Co.                                                                      7,075          127,279
Starbucks Corp.+                                                                              944           35,532
Starwood Hotels & Resorts Worldwide, Inc.(2)                                                  267           18,084
Wendy's International, Inc.                                                                   141            8,750
Wynn Resorts, Ltd.+                                                                         1,600          122,960
Yum! Brands, Inc.                                                                             341           16,661
                                                                                                    --------------
                                                                                                         2,670,339
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 20.0%

COMMUNICATION EQUIPMENT -- 1.0%
Marvell Technology Group, Ltd.+                                                             2,500          135,250
Network Appliance, Inc.+                                                                      462           16,646
QUALCOMM, Inc.                                                                              6,347          321,222
Symbol Technologies, Inc.                                                                     313            3,311

COMPUTER SERVICES -- 0.4%
Affiliated Computer Services, Inc., Class A+                                                1,145           68,311
Autodesk, Inc.                                                                                285           10,978
Computer Sciences Corp.+                                                                      231           12,832
Electronic Data Systems Corp.                                                                 636           17,064
Sun Microsystems, Inc.+                                                                     4,278           21,946
Symantec Corp.+                                                                             1,290           21,711
Unisys Corp.+                                                                                 423            2,914
VeriSign, Inc.+                                                                               302            7,245

COMPUTER SOFTWARE -- 3.5%
Adobe Systems, Inc.                                                                           741           25,876
BMC Software, Inc.+                                                                           263            5,696
CA, Inc.                                                                                      564           15,346
Citrix Systems, Inc.+                                                                         221            8,376
Compuware Corp.+                                                                              473            3,704
Electronic Arts, Inc.+                                                                        376           20,575
Fiserv, Inc.+                                                                                 228            9,701
Intuit, Inc.+                                                                               2,119          112,710
Microsoft Corp.                                                                            39,784        1,082,523
Novell, Inc.+                                                                                 481            3,694
Oracle Corp.+                                                                              24,358          333,461
Parametric Technology Corp.+                                                                  137            2,237

COMPUTERS & BUSINESS EQUIPMENT -- 3.1%
Apple Computer, Inc.+                                                                       3,053          191,484
Dell, Inc.+                                                                                11,109          330,604
EMC Corp.+                                                                                 16,438          224,050
Gateway, Inc.+                                                                                327              716

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Hewlett-Packard Co.                                                                         7,996   $      263,069
International Business Machines Corp.                                                       4,437          365,919
Lexmark International, Inc., Class A+                                                         134            6,081
Millipore Corp.+                                                                               64            4,676
NCR Corp.+                                                                                    225            9,403
Pitney Bowes, Inc.                                                                            281           12,063

ELECTRONICS -- 4.8%
Advanced Micro Devices, Inc.+                                                                 594           19,697
Agilent Technologies, Inc.+                                                                   530           19,902
Altera Corp.+                                                                                 444            9,164
Analog Devices, Inc.                                                                        4,753          181,992
Applied Materials, Inc.                                                                    15,461          270,722
Applied Micro Circuits Corp.+                                                                 364            1,482
Broadcom Corp., Class A+                                                                      544           23,479
Fisher Scientific International, Inc.+                                                        153           10,412
Freescale Semiconductor, Inc., Class B+                                                       507           14,079
Garmin, Ltd.                                                                                1,400          111,202
Intel Corp.                                                                                19,372          374,848
KLA-Tencor Corp.                                                                              247           11,945
L-3 Communications Holdings, Inc.                                                           2,950          253,081
Linear Technology Corp.                                                                       378           13,260
LSI Logic Corp.+                                                                              484            5,595
Maxim Integrated Products, Inc.                                                             4,696          174,456
Micron Technology, Inc.+                                                                      765           11,261
Molex, Inc.                                                                                   176            5,843
National Semiconductor Corp.                                                                  417           11,609
Novellus Systems, Inc.+                                                                       165            3,960
NVIDIA Corp.+                                                                                 212           12,139
ON Semiconductor Corp.+                                                                    14,200          103,092
PerkinElmer, Inc.                                                                             162            3,802
PMC-Sierra, Inc.+                                                                             230            2,827
QLogic Corp.+                                                                                 199            3,851
Samsung Electronics Co., Ltd.                                                                 150           97,262
Sanmina-SCI Corp.+                                                                            658            2,698
Solectron Corp.+                                                                            1,130            4,520
Tektronix, Inc.                                                                               101            3,607
Teradyne, Inc.+                                                                               245            3,800
Texas Instruments, Inc.                                                                     8,378          272,034
Thermo Electron Corp.+                                                                        200            7,418
Waters Corp.+                                                                                 129            5,566
Xilinx, Inc.                                                                                5,126          130,508

INTERNET CONTENT -- 1.8%
Amazon.com, Inc.+                                                                             381           13,910
eBay, Inc.+                                                                                 3,226          126,007
Google, Inc., Class A+                                                                        750          292,500
Yahoo!, Inc.+                                                                              11,660          376,152

TELECOMMUNICATIONS -- 5.4%
ADC Telecommunications, Inc.+                                                                 145            3,711
ALLTEL Corp.                                                                                  480           31,080
Amdocs, Ltd.+                                                                               3,400          122,604

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
America Movil SA de CV ADR                                                                  4,400   $      150,744
Andrew Corp.+                                                                                 197            2,419
Avaya, Inc.+                                                                                  515            5,820
BellSouth Corp.                                                                             2,222           76,992
CenturyTel, Inc.                                                                              162            6,337
CIENA Corp.+                                                                                  720            3,751
Cisco Systems, Inc.+                                                                       20,602          446,445
Citizens Communications Co.                                                                   406            5,388
Comverse Technology, Inc.+                                                                    250            5,883
Corning, Inc.+                                                                              7,711          207,503
JDS Uniphase Corp.+                                                                         2,072            8,640
Juniper Networks, Inc.+                                                                     4,400           84,128
Lucent Technologies, Inc.+                                                                  5,524           16,848
Motorola, Inc.                                                                             12,890          295,310
Nokia Oyj                                                                                   7,100          146,959
Qwest Communications International, Inc.+                                                   1,917           13,036
Rogers Communications, Inc., Class B                                                        2,500           95,375
Sprint Corp.                                                                               12,468          322,173
Telefonaktiebolaget LM Ericsson, Class B                                                   13,200           50,166
Tellabs, Inc.+                                                                                557            8,856
TELUS Corp. (New York)                                                                      2,000           77,400
TELUS Corp. (Toronto)                                                                       1,000           39,234
Verizon Communications, Inc.                                                                7,818          266,281
                                                                                                    --------------
                                                                                                         9,154,159
                                                                                                    --------------

MATERIALS -- 2.0%

CHEMICALS -- 0.7%
Air Products & Chemicals, Inc.                                                                275           18,477
Ashland, Inc.                                                                                  88            6,255
Dow Chemical Co.                                                                            4,296          174,418
du Pont (E.I.) de Nemours & Co.                                                             1,137           47,993
Eastman Chemical Co.                                                                          101            5,169
Ecolab, Inc.                                                                                  225            8,595
Engelhard Corp.                                                                               153            6,060
Hercules, Inc.+                                                                               140            1,932
International Flavors & Fragrances, Inc.                                                       98            3,363
PPG Industries, Inc.                                                                          204           12,923
Praxair, Inc.                                                                                 399           22,005
Rohm & Haas Co.                                                                               178            8,699
Sigma-Aldrich Corp.                                                                            83            5,461
Tronox, Inc.                                                                                   28              476

FOREST PRODUCTS -- 0.2%
Bemis Co.                                                                                     130            4,105
International Paper Co.                                                                       609           21,053
Louisiana-Pacific Corp.                                                                       131            3,563
MeadWestvaco Corp.                                                                            224            6,118
Pactiv Corp.+                                                                                 177            4,344
Plum Creek Timber Co., Inc.                                                                   228            8,420
Temple-Inland, Inc.                                                                           137            6,103
Weyerhaeuser Co.                                                                              301           21,801

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS -- 1.1%
Alcoa, Inc.                                                                                 5,478   $      167,408
Allegheny Technologies, Inc.                                                                  107            6,546
Ball Corp.                                                                                    129            5,654
BHP Billiton, Ltd.                                                                         10,700          214,484
Cooper Industries, Ltd., Class A                                                              113            9,820
Freeport-McMoRan Copper & Gold, Inc., Class B                                                 227           13,568
Newmont Mining Corp.                                                                          552           28,643
Nucor Corp.                                                                                   192           20,120
Phelps Dodge Corp.                                                                            252           20,293
United States Steel Corp.                                                                     135            8,192
Vulcan Materials Co.                                                                          124           10,744

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                             101            5,845
                                                                                                    --------------
                                                                                                           908,650
                                                                                                    --------------

REAL ESTATE -- 0.3%

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Apartment Investment & Management Co., Class A                                                119            5,581
Archstone-Smith Trust                                                                         264           12,875
Boston Properties, Inc.                                                                       111           10,351
Equity Office Properties Trust                                                                502           16,857
Equity Residential                                                                            359           16,798
Kimco Realty Corp.                                                                            248           10,079
ProLogis                                                                                      301           16,103
Public Storage, Inc.                                                                          102            8,285
Simon Property Group, Inc.                                                                    226           19,016
Vornado Realty Trust                                                                          147           14,112
                                                                                                    --------------
                                                                                                           130,057
                                                                                                    --------------

UTILITIES -- 2.3%

ELECTRIC UTILITIES -- 1.2%
AES Corp.+                                                                                    811           13,836
Allegheny Energy, Inc.+                                                                       202            6,838
Ameren Corp.                                                                                  253           12,604
American Electric Power Co., Inc.                                                             487           16,568
Centerpoint Energy, Inc.                                                                      383            4,569
Cinergy Corp.                                                                                 247           11,216
CMS Energy Corp.+                                                                             273            3,535
Consolidated Edison, Inc.                                                                     303           13,181
Constellation Energy Group, Inc.                                                              221           12,091
Dominion Resources, Inc.                                                                      430           29,683
DTE Energy Co.                                                                                220            8,820
Duke Energy Corp.+                                                                          1,147           33,435
Edison International                                                                          403           16,596
Entergy Corp.                                                                                 257           17,718
Exelon Corp.                                                                                  825           43,642
FirstEnergy Corp.                                                                             408           19,951
FPL Group, Inc.                                                                             3,799          152,492
NiSource, Inc.                                                                                337            6,814
PG&E Corp.                                                                                    427           16,610
Pinnacle West Capital Corp.                                                                   123            4,809
PPL Corp.                                                                                     470           13,818
Progress Energy, Inc.                                                                         312           13,722

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Public Service Enterprise Group, Inc.                                                         310   $       19,852
TXU Corp.                                                                                     572           25,603

GAS & PIPELINE UTILITIES -- 0.1%
Dynegy, Inc., Class A+                                                                        372            1,785
El Paso Corp.                                                                                 815            9,821
KeySpan Corp.                                                                                 216            8,828
Kinder Morgan, Inc.                                                                           130           11,959
Nicor, Inc.                                                                                    55            2,176
Peoples Energy Corp.                                                                           47            1,675
Williams Cos., Inc.                                                                           735           15,722

TELEPHONE -- 1.0%
AT&T, Inc.                                                                                 14,096          381,156
Bharti Tele- Ventures, Ltd.                                                                 9,500           88,008
                                                                                                    --------------
                                                                                                         1,039,133
                                                                                                    --------------
TOTAL COMMON STOCK (cost $39,424,891)                                                                   44,014,976
                                                                                                    --------------

EXCHANGE TRADED FUNDS -- 0.3%

FINANCE -- 0.3%

FINANCIAL SERVICES -- 0.3%
SPDR Trust, Series 1 (cost $116,898)                                                          900          116,847
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $39,541,789)                                                44,131,823
                                                                                                    --------------

SHORT-TERM INVESTMENT SECURITIES -- 1.9%

REGISTERED INVESTMENT COMPANY -- 1.2%
T. Rowe Price Reserve Investment Fund                                                     535,232          535,232
                                                                                                    --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.6%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06                        $      300,000          300,000
                                                                                                    --------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%
United States Treasury Bills 4.55% due 06/15/06(1)                                         50,000           49,547
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $884,680)                                                     884,779
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 1.8%

Agreement with State Street Bank & Trust Co., bearing interest at 3.15%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $291,076 and collateralized by $315,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximated value of
  $298,069                                                                                291,000          291,000

State Street Bank & Trust Co. Joint Repurchase Agreement(3)                               511,000          511,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $802,000)                                                                802,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $41,228,469)@                                                       100.2%                      45,818,602
Liabilities in excess of other assets --                                     (0.2)                         (70,185)
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $   45,748,417
                                                                            =====                   ==============

----------
#    Security represents an investment in an affiliated company; see note 8
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.
(3)  See Note 2 for details of Joint Repurchase Agreements.
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                             VALUE AS OF         UNREALIZED
NUMBER OF                                EXPIRATION          VALUE AT          MARCH 31,        APPRECIATION
CONTRACTS          DESCRIPTION              DATE            TRADE DATE           2006          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------
 2 Long      S&P 500 Index               June 2006         $    647,964     $      651,650     $        3,686
                                                                                               ==============

See Notes to Financial Statements

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                    PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                     10.1%
Banks                                                   9.9
Energy Sources                                          7.4
Telecommunications                                      6.0
Insurance                                               5.6
Electric Utilities                                      4.6
Multi-Industry                                          4.2
Food, Beverage & Tobacco                                4.2
Broadcasting & Media                                    4.2
Drugs                                                   4.1
Retail                                                  3.7
Aerospace & Military Technology                         3.6
Chemicals                                               2.9
Machinery                                               2.4
Computers & Business Equipment                          2.3
Metals & Minerals                                       2.2
Telephone                                               1.9
Electronics                                             1.9
Medical Products                                        1.7
Registered Investment Company                           1.6
Energy Services                                         1.6
Transportation                                          1.5
Leisure & Tourism                                       1.5
Household & Personal Products                           1.4
Business Services                                       1.4
Health Services                                         1.1
Entertainment Products                                  1.1
Real Estate Investment Trust                            1.0
Forest Products                                         1.0
Repurchase Agreements                                   0.7
Automotive                                              0.6
Electrical Equipment                                    0.5
Computer Software                                       0.5
Computer Services                                       0.5
Apparel & Textiles                                      0.4
U.S. Government Agencies                                0.2
Gas & Pipeline Utilities                                0.2
Communication Equipment                                 0.2
Housing & Household Durables                            0.1
                                                      -----
                                                      100.0%
                                                      =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
LARGE CAP VALUE PORTFOLIO                INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.3%

CONSUMER DISCRETIONARY -- 4.8%

APPAREL & TEXTILES -- 0.4%
Gap, Inc.                                                                                   2,610   $       48,755
Jones Apparel Group, Inc.                                                                   1,330           47,042
NIKE, Inc., Class B                                                                         8,500          723,350
V.F. Corp.                                                                                  1,030           58,607

AUTOMOTIVE -- 0.6%
AutoNation, Inc.+                                                                           2,110           45,470
Cooper Tire & Rubber Co.                                                                      720           10,325
Cummins, Inc.                                                                                 540           56,754
Ford Motor Co.                                                                             40,660          323,654
General Motors Corp.                                                                        6,570          139,744
Genuine Parts Co.                                                                          12,210          535,164
Navistar International Corp.+                                                                 720           19,858
PACCAR, Inc.                                                                                1,960          138,141

HOUSING & HOUSEHOLD DURABLES -- 0.1%
KB HOME                                                                                       420           27,292
Leggett & Platt, Inc.                                                                       2,120           51,664
Maytag Corp.                                                                                  450            9,598
Pulte Homes, Inc.                                                                           2,480           95,282
Sherwin-Williams Co.                                                                          730           36,091
Whirlpool Corp.                                                                               800           73,176

RETAIL -- 3.7%
Avery Dennison Corp.                                                                       11,690          683,631
Avon Products, Inc.                                                                        21,390          666,726
Big Lots, Inc.+                                                                             1,330           18,567
Circuit City Stores, Inc.                                                                   1,760           43,085
Costco Wholesale Corp.                                                                      5,490          297,339
CVS Corp.                                                                                  89,290        2,667,092
Dillard's, Inc., Class A                                                                      720           18,749
Dollar General Corp.                                                                        1,290           22,794
Family Dollar Stores, Inc.                                                                    780           20,748
Federated Department Stores, Inc.                                                          10,354          755,842
Fortune Brands, Inc.                                                                        5,830          470,073
Home Depot, Inc.                                                                            8,600          363,780
J.C. Penney Co., Inc.                                                                       2,690          162,503
Limited Brands                                                                              4,040           98,818
Masco Corp.                                                                                 4,830          156,927
Nordstrom, Inc.                                                                             2,540           99,517
Office Depot, Inc.+                                                                         1,410           52,508
Officemax, Inc.                                                                               830           25,041
RadioShack Corp.                                                                           12,800          246,144
Staples, Inc.                                                                               3,390           86,513
SUPERVALU, Inc.                                                                             1,590           49,004
W.W. Grainger, Inc.                                                                           560           42,196
Wal-Mart Stores, Inc.                                                                      18,100          855,044
                                                                                                    --------------
                                                                                                        10,342,608
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES -- 5.6%

FOOD, BEVERAGE & TOBACCO -- 4.2%
Albertson's, Inc.                                                                           4,280   $      109,868
Altria Group, Inc.                                                                          9,210          652,621
Anheuser-Busch Cos., Inc.                                                                  20,100          859,677
Archer-Daniels-Midland Co.                                                                  7,590          255,403
Brown-Forman Corp., Class B                                                                   350           26,940
Campbell Soup Co.                                                                          38,200        1,237,680
Coca-Cola Co.                                                                              30,870        1,292,527
Coca-Cola Enterprises, Inc.                                                                 3,530           71,800
ConAgra Foods, Inc.                                                                         6,030          129,404
Constellation Brands, Inc., Class A+                                                        2,290           57,364
Dean Foods Co.+                                                                               760           29,511
General Mills, Inc.                                                                        12,700          643,636
H.J. Heinz Co.                                                                              8,090          306,773
Hershey Foods Corp.                                                                           750           39,172
Kellogg Co.                                                                                16,200          713,448
Kroger Co.+                                                                                 3,880           78,997
McCormick & Co., Inc.                                                                       9,600          325,056
Molson Coors Brewing Co., Class B                                                             670           45,975
Pepsi Bottling Group, Inc.                                                                    650           19,754
PepsiCo, Inc.                                                                              12,200          705,038
Reynolds American, Inc.                                                                     1,000          105,500
Safeway, Inc.                                                                              30,920          776,710
Sara Lee Corp.                                                                              4,250           75,990
Sysco Corp.                                                                                 5,700          182,685
Tyson Foods, Inc., Class A                                                                  2,930           40,258
UST, Inc.                                                                                   7,400          307,840

HOUSEHOLD & PERSONAL PRODUCTS -- 1.4%
Alberto-Culver Co., Class B                                                                   330           14,596
Colgate-Palmolive Co.                                                                      16,700          953,570
Estee Lauder Cos., Inc., Class A                                                              420           15,620
Kimberly-Clark Corp.                                                                       23,870        1,379,686
Newell Rubbermaid, Inc.                                                                    29,900          753,181
                                                                                                    --------------
                                                                                                        12,206,280
                                                                                                    --------------

ENERGY -- 9.0%

ENERGY SERVICES -- 1.6%
Baker Hughes, Inc.                                                                          1,400           95,760
Halliburton Co.                                                                             3,890          284,048
Noble Corp.                                                                                   560           45,416
Rowan Cos., Inc.                                                                              670           29,453
SCANA Corp.                                                                                14,900          584,676
Schlumberger, Ltd.                                                                          8,620        1,091,033
Sempra Energy                                                                               3,010          139,845
Southern Co.                                                                                8,620          282,477
Sunoco, Inc.                                                                                1,540          119,458
TECO Energy, Inc.                                                                          10,130          163,296
Weatherford International, Ltd.+                                                            1,740           79,605
Xcel Energy, Inc.                                                                          28,200          511,830

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 7.4%
Amerada Hess Corp.                                                                          6,220   $      885,728
Anadarko Petroleum Corp.                                                                    6,000          606,060
BP PLC Sponsored ADR                                                                        9,604          662,100
Chevron Corp.                                                                              33,088        1,918,111
ConocoPhillips                                                                             34,720        2,192,568
Exxon Mobil Corp.                                                                          97,452        5,930,929
GlobalSantaFe Corp.                                                                        12,300          747,225
Kerr-McGee Corp.                                                                              680           64,927
Marathon Oil Corp.                                                                          4,254          324,027
Murphy Oil Corp.                                                                            7,950          396,069
National-Oilwell Varco, Inc.+                                                                 810           51,937
Occidental Petroleum Corp.                                                                 21,500        1,991,975
Transocean, Inc.+                                                                           2,310          185,493
XTO Energy, Inc.                                                                            4,200          182,994
                                                                                                    --------------
                                                                                                        19,567,040
                                                                                                    --------------

FINANCE -- 24.5%

BANKS -- 9.9%
AmSouth Bancorp                                                                             4,020          108,741
Bank of America Corp.                                                                     108,864        4,957,667
Bank of Ireland                                                                            18,000          333,743
Bank of New York Co., Inc.                                                                  8,960          322,918
BB&T Corp.                                                                                  6,220          243,824
Comerica, Inc.                                                                              1,900          110,143
Compass Bancshares, Inc.                                                                    1,440           72,878
Fifth Third Bancorp                                                                        23,940          942,278
Golden West Financial Corp.                                                                28,500        1,935,150
Huntington Bancshares, Inc.                                                                 2,900           69,977
KeyCorp                                                                                     4,710          173,328
M&T Bank Corp.                                                                                470           53,646
Marshall & Ilsley Corp.                                                                     1,300           56,654
Mercantile Bankshares Corp.                                                                 6,300          242,235
National City Corp.                                                                        40,370        1,408,913
North Fork Bancorp., Inc.                                                                   5,530          159,430
Northern Trust Corp.                                                                        5,250          275,625
PNC Financial Services Group, Inc.                                                         10,890          733,006
Regions Financial Corp.                                                                     5,310          186,753
Sovereign Bancorp, Inc.                                                                     4,160           91,146
State Street Corp.                                                                         13,770          832,121
SunTrust Banks, Inc.                                                                       20,500        1,491,580
Synovus Financial Corp.                                                                     1,790           48,491
U.S. Bancorp                                                                               41,220        1,257,210
Wachovia Corp.                                                                             18,850        1,056,542
Washington Mutual, Inc.                                                                    17,371          740,352
Wells Fargo & Co.                                                                          55,970        3,574,804
Zions Bancorp                                                                                 700           57,911

FINANCIAL SERVICES -- 9.0%
Ameriprise Financial, Inc.                                                                  1,050           47,313
Bear Stearns Co., Inc.                                                                      1,380          191,406
Charles Schwab Corp.                                                                       51,290          882,701
CIT Group, Inc.                                                                             2,320          124,166

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Citigroup, Inc.                                                                           123,506   $    5,833,188
E*TRADE Financial Corp.+                                                                    1,890           50,992
Fannie Mae                                                                                 12,720          653,808
First Horizon National Corp.                                                                1,470           61,226
Franklin Resources, Inc.                                                                      770           72,565
Goldman Sachs Group, Inc.                                                                  15,060        2,363,818
J.P. Morgan Chase & Co.                                                                   114,012        4,747,460
Lehman Brothers Holdings, Inc.                                                              1,940          280,388
Mellon Financial Corp.                                                                     26,040          927,024
Merrill Lynch & Co., Inc.                                                                  14,970        1,179,037
Moody's Corp.                                                                               1,520          108,619
Morgan Stanley                                                                             29,770        1,870,151
T. Rowe Price Group, Inc.                                                                     650           50,837

INSURANCE -- 5.6%
ACE, Ltd.                                                                                  30,840        1,603,989
Aetna, Inc.                                                                                 4,020          197,543
AFLAC, Inc.                                                                                 2,090           94,322
Allstate Corp.                                                                             26,690        1,390,816
American International Group, Inc.#                                                        12,660          836,699
Aon Corp.                                                                                   3,740          155,247
Chubb Corp.                                                                                24,030        2,293,423
CIGNA Corp.                                                                                   680           88,822
Cincinnati Financial Corp.                                                                  1,161           48,843
Genworth Financial, Inc., Class A                                                           4,370          146,089
Hartford Financial Services Group, Inc.                                                     3,510          282,731
Jefferson-Pilot Corp.                                                                       1,570           87,826
Lincoln National Corp.                                                                     13,596          742,206
Loews Corp.                                                                                 1,570          158,884
Marsh & McLennan Cos., Inc.                                                                42,490        1,247,506
MBIA, Inc.                                                                                    810           48,705
MetLife, Inc.                                                                               8,800          425,656
Principal Financial Group, Inc.                                                             3,250          158,600
Prudential Financial, Inc.                                                                  2,710          205,445
SAFECO Corp.                                                                                3,140          157,659
St. Paul Travelers Cos., Inc.                                                              21,734          908,264
Torchmark Corp.                                                                               580           33,118
Unumprovident Corp. (Berlin)(4)(5)                                                          1,900           60,515
UnumProvident Corp. (New York)                                                             27,870          570,778
XL Capital, Ltd., Class A                                                                   2,030          130,143
                                                                                                    --------------
                                                                                                        53,055,594
                                                                                                    --------------

HEALTHCARE -- 6.9%

DRUGS -- 4.1%
Abbott Laboratories                                                                        36,090        1,532,742
Bristol-Myers Squibb Co.                                                                   34,000          836,740
Eli Lilly & Co.                                                                             6,900          381,570
Genzyme Corp.+                                                                              1,170           78,647
Merck & Co., Inc.                                                                          44,870        1,580,770
Pfizer, Inc.                                                                               67,265        1,676,244
Schering-Plough Corp.                                                                      19,400          368,406
Wyeth                                                                                      48,100        2,333,812

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES -- 1.1%
HCA, Inc.                                                                                   2,230   $      102,112
Medco Health Solutions, Inc.+                                                               1,660           94,985
Tenet Healthcare Corp.+                                                                     5,460           40,295
Wellpoint, Inc.+                                                                           27,670        2,142,488

MEDICAL PRODUCTS -- 1.7%
Bausch & Lomb, Inc.                                                                           350           22,295
Baxter International, Inc.                                                                 38,030        1,475,944
Beckman Coulter, Inc.                                                                       6,000          327,420
Biogen Idec, Inc.+                                                                          2,190          103,149
Boston Scientific Corp.+                                                                   14,800          341,140
Johnson & Johnson                                                                          13,200          781,704
McKesson Corp.                                                                              3,550          185,062
MedImmune, Inc.+                                                                           12,100          442,618
                                                                                                    --------------
                                                                                                        14,848,143
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 13.6%

AEROSPACE & MILITARY TECHNOLOGY -- 3.6%
Boeing Co.                                                                                  5,670          441,863
General Dynamics Corp.                                                                     27,400        1,753,052
Goodrich Corp.                                                                             17,840          778,002
Lockheed Martin Corp.                                                                      24,760        1,860,219
Northrop Grumman Corp.                                                                      4,070          277,940
Raytheon Co.                                                                               19,580          897,547
Rockwell Automation, Inc.                                                                  11,380          818,336
Textron, Inc.                                                                               1,530          142,887
United Technologies Corp.                                                                  11,800          684,046

BUSINESS SERVICES -- 1.4%
Allied Waste Industries, Inc.+                                                              2,550           31,212
Applera Corp. - Applied Biosystems Group                                                      810           21,983
Automatic Data Processing, Inc.                                                             2,430          111,002
Cendant Corp.                                                                               9,900          171,765
Convergys Corp.+                                                                              950           17,300
Eastman Kodak Co.                                                                          24,430          694,789
Fluor Corp.                                                                                 1,000           85,800
Ingersoll-Rand Co., Inc., Class A                                                           3,800          158,802
Interpublic Group Cos., Inc.+                                                               3,210           30,688
Monsanto Co.                                                                                1,970          166,958
Monster Worldwide, Inc.+                                                                      910           45,373
Pall Corp.                                                                                 17,020          530,854
R.R. Donnelley & Sons Co.                                                                   2,510           82,127
Robert Half International, Inc.                                                               940           36,293
Waste Management, Inc.                                                                     21,090          744,477
Xerox Corp.+                                                                               10,820          164,464

ELECTRICAL EQUIPMENT -- 0.5%
American Power Conversion Corp.                                                             1,000           23,110
Eaton Corp.                                                                                 6,240          455,333
Emerson Electric Co.                                                                        4,780          399,751
Johnson Controls, Inc.                                                                      2,250          170,843

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY -- 2.4%
Caterpillar, Inc.                                                                          49,490   $    3,553,877
Deere & Co.                                                                                10,350          818,167
Dover Corp.                                                                                 2,370          115,087
Illinois Tool Works, Inc.                                                                   1,240          119,424
Parker-Hannifin Corp.                                                                       1,400          112,854
Precision Castparts Corp.                                                                   8,100          481,140
Snap-On, Inc.                                                                                 680           25,922
Stanley Works                                                                                 850           43,061

MULTI-INDUSTRY -- 4.2%
3M Co.                                                                                      3,500          264,915
American Standard Cos., Inc.                                                               15,050          645,043
General Electric Co.                                                                      166,790        5,800,956
Honeywell International, Inc.                                                              34,250        1,464,872
Tyco International, Ltd.                                                                   34,720          933,274

TRANSPORTATION -- 1.5%
Burlington Northern Santa Fe Corp.                                                          4,330          360,819
CSX Corp.                                                                                   2,550          152,490
FedEx Corp.                                                                                 1,900          214,586
Norfolk Southern Corp.                                                                     14,090          761,846
Ryder System, Inc.                                                                            710           31,794
Union Pacific Corp.                                                                        15,370        1,434,790
United Parcel Service, Inc., Class B                                                        4,440          352,447
                                                                                                    --------------
                                                                                                        29,484,180
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 6.8%

BROADCASTING & MEDIA -- 4.2%
Cablevision Systems Corp., Class A+                                                         6,600          176,220
CBS Corp., Class B                                                                         24,040          576,479
Comcast Corp., Class A+                                                                    84,112        2,200,370
Dow Jones & Co., Inc.                                                                      15,500          609,150
E.W. Scripps Co., Class A                                                                     430           19,225
Gannett Co., Inc.                                                                           7,770          465,578
McGraw-Hill Cos., Inc.                                                                      1,800          103,716
Meredith Corp.                                                                                220           12,274
New York Times Co., Class A                                                                28,850          730,194
News Corp., Class A                                                                        27,890          463,253
Time Warner, Inc.                                                                         132,480        2,224,339
Tribune Co.                                                                                28,450          780,384
Viacom, Inc., Class B                                                                      20,870          809,756

ENTERTAINMENT PRODUCTS -- 1.1%
Hasbro, Inc.                                                                                2,070           43,677
Knight-Ridder, Inc.                                                                         6,980          441,206
Mattel, Inc.                                                                               41,010          743,511
Walt Disney Co.                                                                            44,880        1,251,703

LEISURE & TOURISM -- 1.5%
AMR Corp.+                                                                                 14,000          378,700
Brunswick Corp.                                                                             1,110           43,135
Carnival Corp.(2)                                                                           1,920           90,950
Harrah's Entertainment, Inc.                                                                  750           58,470

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Hilton Hotels Corp.                                                                         2,030   $       51,684
Marriott International, Inc., Class A                                                       1,020           69,972
McDonald's Corp.                                                                           34,160        1,173,738
Sabre Holdings Corp., Class A                                                               1,540           36,236
Southwest Airlines Co.                                                                     68,500        1,232,315
                                                                                                    --------------
                                                                                                        14,786,235
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 11.3%

COMMUNICATION EQUIPMENT -- 0.2%
QUALCOMM, Inc.                                                                              7,890          399,313
Symbol Technologies, Inc.                                                                   2,932           31,021

COMPUTER SERVICES -- 0.5%
Computer Sciences Corp.+                                                                    2,160          119,988
Electronic Data Systems Corp.                                                               5,970          160,175
Sun Microsystems, Inc.+                                                                   166,120          852,196
Unisys Corp.+                                                                               3,970           27,353

COMPUTER SOFTWARE -- 0.5%
BMC Software, Inc.+                                                                         1,560           33,790
CA, Inc.                                                                                    3,390           92,242
Compuware Corp.+                                                                            2,900           22,707
Microsoft Corp.                                                                            35,200          957,792
Novell, Inc.+                                                                               4,520           34,713
Parametric Technology Corp.+                                                                  858           14,011

COMPUTERS & BUSINESS EQUIPMENT -- 2.3%
Apple Computer, Inc.+                                                                       4,750          297,920
EMC Corp.+                                                                                 14,910          203,223
Gateway, Inc.+                                                                              3,080            6,745
Hewlett-Packard Co.                                                                        52,227        1,718,268
International Business Machines Corp.                                                      11,600          956,652
NCR Corp.+                                                                                  1,330           55,581
Pitney Bowes, Inc.                                                                         24,560        1,054,361
Sony Corp. Sponsored ADR                                                                   12,000          552,840

ELECTRONICS -- 1.9%
Advanced Micro Devices, Inc.+                                                               5,580          185,033
Agilent Technologies, Inc.+                                                                 3,230          121,286
Altera Corp.+                                                                               1,590           32,818
Analog Devices, Inc.                                                                       14,340          549,079
Applied Materials, Inc.                                                                    48,980          857,640
Applied Micro Circuits Corp.+                                                               3,430           13,960
Freescale Semiconductor, Inc., Class B+                                                     2,810           78,034
Intel Corp.                                                                                50,610          979,303
KLA-Tencor Corp.                                                                            1,050           50,778
LSI Logic Corp.+                                                                            3,040           35,142
Micron Technology, Inc.+                                                                    7,190          105,837
Molex, Inc.                                                                                 1,000           33,200
National Semiconductor Corp.                                                                2,160           60,134
Novellus Systems, Inc.+                                                                       900           21,600
PerkinElmer, Inc.                                                                           1,530           35,909
PMC-Sierra, Inc.+                                                                           1,280           15,731

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Sanmina-SCI Corp.+                                                                          6,180   $       25,338
Solectron Corp.+                                                                           10,620           42,480
Tektronix, Inc.                                                                               600           21,426
Teradyne, Inc.+                                                                             2,310           35,828
Texas Instruments, Inc.                                                                    19,990          649,075
Thermo Electron Corp.+                                                                      1,210           44,879
Xilinx, Inc.                                                                                1,810           46,083

TELECOMMUNICATIONS -- 5.9%
ADC Telecommunications, Inc.+                                                                 877           22,442
ALLTEL Corp.                                                                               14,130          914,918
Andrew Corp.+                                                                               1,860           22,841
Avaya, Inc.+                                                                                4,840           54,692
BellSouth Corp.                                                                            59,190        2,050,933
CenturyTel, Inc.                                                                            1,530           59,854
CIENA Corp.+                                                                                4,660           24,279
Cisco Systems, Inc.+                                                                       27,200          589,424
Citizens Communications Co.                                                                 3,820           50,691
Comverse Technology, Inc.+                                                                  1,320           31,060
Corning, Inc.+                                                                             10,950          294,665
EchoStar Communications Corp., Class A                                                      8,400          250,908
JDS Uniphase Corp.+                                                                        12,460           51,958
Lucent Technologies, Inc.+                                                                108,580          331,169
Motorola, Inc.                                                                             68,540        1,570,251
Nokia Oyj Sponsored ADR                                                                    31,600          654,752
Qwest Communications International, Inc.+                                                 122,120          830,416
Sprint Corp.                                                                              107,682        2,782,503
Tellabs, Inc.+                                                                              5,230           83,157
TELUS Corp. (New York)                                                                      5,000          193,500
TELUS Corp. (Toronto)                                                                       2,300           90,239
Verizon Communications, Inc.                                                               54,652        1,861,447
                                                                                                    --------------
                                                                                                        24,447,583
                                                                                                    --------------

MATERIALS -- 6.1%

CHEMICALS -- 2.9%
Air Products & Chemicals, Inc.                                                              2,590          174,022
Ashland, Inc.                                                                                 830           58,996
Chemtura Corp.                                                                             12,739          150,065
Dow Chemical Co.                                                                           33,140        1,345,484
du Pont (E.I.) de Nemours & Co.                                                            53,590        2,262,034
Eastman Chemical Co.                                                                          950           48,621
Engelhard Corp.                                                                             1,440           57,038
Hercules, Inc.+                                                                            14,420          198,996
International Flavors & Fragrances, Inc.                                                   14,940          512,741
PPG Industries, Inc.                                                                        1,930          122,265
Praxair, Inc.                                                                               1,730           95,410
Rohm & Haas Co.                                                                             1,680           82,102
Royal Dutch Shell PLC, Class A                                                             17,200        1,070,872
Tronox, Inc.                                                                                  137            2,328

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 1.0%
Bemis Co.                                                                                   1,230   $       38,843
International Paper Co.                                                                    40,608        1,403,819
Louisiana-Pacific Corp.                                                                     1,240           33,728
MeadWestvaco Corp.                                                                         14,210          388,075
Pactiv Corp.+                                                                                 750           18,405
Plum Creek Timber Co., Inc.                                                                 1,290           47,640
Temple-Inland, Inc.                                                                         1,290           57,469
Weyerhaeuser Co.                                                                            2,820          204,253

METALS & MINERALS -- 2.2%
Alcoa, Inc.                                                                                64,730        1,978,148
Allegheny Technologies, Inc.                                                                  700           42,826
Cameco Corp.                                                                               23,200          835,200
Cooper Industries, Ltd., Class A                                                            8,170          709,973
Freeport-McMoRan Copper & Gold, Inc., Class B                                               1,060           63,356
Newmont Mining Corp.                                                                        1,710           88,732
Nucor Corp.                                                                                 1,800          188,622
Phelps Dodge Corp.                                                                          2,360          190,051
United States Steel Corp.                                                                   1,260           76,457
Vulcan Materials Co.                                                                        6,780          587,487

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                             940           54,398
                                                                                                    --------------
                                                                                                        13,188,456
                                                                                                    --------------

REAL ESTATE -- 1.0%

REAL ESTATE INVESTMENT TRUSTS -- 1.0%
Apartment Investment & Management Co., Class A                                              1,130           52,997
Archstone-Smith Trust                                                                       2,480          120,950
Boston Properties, Inc.                                                                       660           61,545
Equity Office Properties Trust                                                              4,730          158,833
Equity Residential                                                                          3,380          158,150
Host Marriott Corp.                                                                        45,900          982,260
Kimco Realty Corp.                                                                          2,330           94,691
ProLogis                                                                                    1,790           95,765
Public Storage, Inc.                                                                          550           44,677
Simon Property Group, Inc.                                                                  4,980          419,017
Vornado Realty Trust                                                                          670           64,320
                                                                                                    --------------
                                                                                                         2,253,205
                                                                                                    --------------

UTILITIES -- 6.7%

ELECTRIC UTILITIES -- 4.6%
AES Corp.+                                                                                  3,810           64,999
Allegheny Energy, Inc.+                                                                     1,890           63,977
Ameren Corp.                                                                                2,380          118,572
American Electric Power Co., Inc.                                                           4,580          155,812
Centerpoint Energy, Inc.                                                                    3,610           43,067
Cinergy Corp.                                                                               2,320          105,351
CMS Energy Corp.+                                                                           2,570           33,282
Consolidated Edison, Inc.                                                                  15,660          681,210
Constellation Energy Group, Inc.                                                            2,070          113,250

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Dominion Resources, Inc.                                                                   16,780   $    1,158,323
DTE Energy Co.                                                                              2,070           82,986
Duke Energy Corp.+                                                                         35,830        1,044,444
Edison International                                                                        1,970           81,125
Entergy Corp.                                                                               6,320          435,701
Exelon Corp.                                                                               20,210        1,069,109
FirstEnergy Corp.                                                                          12,040          588,756
FPL Group, Inc.                                                                            17,900          718,506
NiSource, Inc.                                                                             34,270          692,939
PG&E Corp.                                                                                  4,020          156,378
Pinnacle West Capital Corp.                                                                 6,160          240,856
PPL Corp.                                                                                  24,820          729,708
Progress Energy, Inc.                                                                      14,940          657,061
Public Service Enterprise Group, Inc.                                                       2,910          186,356
TXU Corp.                                                                                  13,890          621,716

GAS & PIPELINE UTILITIES -- 0.2%
Dynegy, Inc., Class A+                                                                      3,510           16,848
El Paso Corp.                                                                               7,660           92,303
KeySpan Corp.                                                                               2,030           82,966
Kinder Morgan, Inc.                                                                           740           68,073
Nicor, Inc.                                                                                   520           20,571
Peoples Energy Corp.                                                                          450           16,038
Williams Cos., Inc.                                                                         6,910          147,805

TELEPHONE -- 1.9%
AT&T, Inc.                                                                                153,140        4,140,905
                                                                                                    --------------
                                                                                                        14,428,993
                                                                                                    --------------
TOTAL COMMON STOCK (cost $184,104,257)                                                                 208,608,317
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.1%

INFORMATION TECHNOLOGY -- 0.1%

TELECOMMUNICATIONS -- 0.1%
Lucent Technologies, Inc. 8.00% due 08/01/31 (Convertible) (cost $112,792)         $      142,000          143,243
                                                                                                    --------------

                                                                                      SHARES
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.1%

FINANCE -- 1.1%

FINANCIAL SERVICES -- 1.1%
iShares S&P 500/Barra Growth Value Index Fund (cost $2,387,915)                            34,800        2,392,848
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $186,604,964)                                              211,144,408
                                                                                                    --------------

SHORT-TERM INVESTMENT SECURITIES -- 1.8%

REGISTERED INVESTMENT COMPANY -- 1.6%
T. Rowe Price Reserve Investment Fund                                                   3,417,462        3,417,462
                                                                                                    --------------

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES (CONTINUED)

U.S. GOVERNMENT AGENCIES -- 0.2%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06                        $      400,000   $      400,000
                                                                                                    --------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.55% due 06/15/06(1)                                         35,000           34,683
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $3,852,031)                                                 3,852,145
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 0.7%

Agreement with State Street Bank & Trust Co., bearing interest at
  3.15% dated 03/31/06, to be repurchased 04/03/06 in the amount of
  $326,086 and collateralized by $355,000 of United States Treasury
  Bonds, bearing interest at 4.50%, due 02/15/36 and having an
  approximated value of $335,919                                                          326,000          326,000
UBS Securities, LLC Joint Repurchase Agreement(3)                                       1,285,000        1,285,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,611,000)                                                            1,611,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $192,067,995)@                                                      100.0%                     216,607,553
Liabilities in excess of other assets --                                      0.0                         (104,246)
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  216,503,307
                                                                            =====                   ==============

----------
#    Security represents an investment in an affiliated company; see note 8
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.
(3)  See Note 2 for details of Joint Repurchase Agreement
(4)  Illiquid security
(5)  Fair Value; see Note 2
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                           VALUE AS OF         UNREALIZED
 NUMBER OF                                     EXPIRATION           VALUE AT                MARCH 31,         APPRECIATION
 CONTRACTS          DESCRIPTION                   DATE             TRADE DATE                 2006           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  3 Long       S&P Barra Value Index            June 2006           $ 508,560               $  514,125           $  5,565
                                                                                                                 ========

See Notes to Financial Statements

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO                     PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Electronics                                                                                 8.9%
Retail                                                                                      8.0
Leisure & Tourism                                                                           7.5
Financial Services                                                                          7.1
Computer Software                                                                           5.9
Drugs                                                                                       5.7
Health Services                                                                             5.0
Medical Products                                                                            4.6
Energy Sources                                                                              4.1
Energy Services                                                                             4.0
Telecommunications                                                                          3.9
Business Services                                                                           3.7
Computer Services                                                                           2.9
Broadcasting & Media                                                                        2.6
Computer & Business Equipment                                                               1.9
Internet Software                                                                           1.9
Metals & Minerals                                                                           1.8
Transportation                                                                              1.8
Banks                                                                                       1.7
Entertainments Products                                                                     1.7
Repurchase Agreements                                                                       1.7
Apparel & Textiles                                                                          1.4
Aerospace & Military Technology                                                             1.3
Machinery                                                                                   1.3
Automotive                                                                                  1.2
Housing & Household Durables                                                                1.2
Communication Equipment                                                                     0.9
Insurance                                                                                   0.9
Electrical Equipment                                                                        0.8
Food, Beverage & Tobacco                                                                    0.8
Chemicals                                                                                   0.7
Real Estate Investment Trusts                                                               0.7
Gas & Pipelines Utilities                                                                   0.6
U.S Government Agencies                                                                     0.6
Education                                                                                   0.4
Multi-Industry                                                                              0.4
Electric Utilities                                                                          0.3
Real Estate Companies                                                                       0.2
Registered Investment Company                                                               0.2
Forest Products                                                                             0.1
Household & Personal Products                                                               0.1
Plastic                                                                                     0.1
Internet Content                                                                            0.1
                                                                                          -----
                                                                                          100.7%
                                                                                          =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP GROWTH PORTFOLIO                  INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.4%

CONSUMER DISCRETIONARY -- 11.8%

APPAREL & TEXTILES -- 1.4%
Cintas Corp.                                                                                8,378   $      357,070
Coach, Inc.+                                                                               32,307        1,117,176
Columbia Sportswear Co.+                                                                       78            4,160
Crocs, Inc.+                                                                               22,000          553,300
Foot Locker, Inc.                                                                           1,993           47,593
Polo Ralph Lauren Corp.                                                                       325           19,698
Quiksilver, Inc.+                                                                           2,881           39,931
Timberland Co., Class A+                                                                    1,283           43,917

AUTOMOTIVE -- 1.2%
Advanced Auto Parts, Inc.                                                                  15,518          646,169
Autoliv, Inc.                                                                                 337           19,067
AutoZone, Inc.+                                                                             1,378          137,373
BorgWarner, Inc.                                                                              418           25,097
Carmax, Inc.+                                                                               2,548           83,269
Cummins, Inc.                                                                                 637           66,949
Goodyear Tire & Rubber Co.+                                                                 1,827           26,455
Harley-Davidson, Inc.                                                                       3,700          191,956
Navistar International Corp.+                                                               1,515           41,784
O'Reilly Automotive, Inc.+                                                                  9,041          330,539
PACCAR, Inc.                                                                                3,701          260,846
Polaris Industries, Inc.                                                                    1,040           56,742

HOUSING & HOUSEHOLD DURABLES -- 1.2%
Beazer Homes USA, Inc.                                                                        428           28,120
Black & Decker Corp.                                                                        1,076           93,494
Centex Corp.                                                                                3,934          243,869
D.R. Horton, Inc.                                                                           4,834          160,585
Hovnanian Enterprises, Inc., Class A+                                                         819           35,979
KB HOME                                                                                     2,841          184,608
Leggett & Platt, Inc.                                                                       1,278           31,145
Lennar Corp., Class A                                                                       5,785          349,298
MDC Holdings, Inc.                                                                            489           31,448
Meritage Corp.+                                                                             1,400           76,944
Mohawk Industries, Inc.+                                                                      295           23,812
NVR, Inc.+                                                                                    115           84,979
Pulte Homes, Inc.                                                                           1,800           69,156
Ryland Group, Inc.                                                                            912           63,293
Sherwin-Williams Co.                                                                        2,832          140,014
Standard Pacific Corp.                                                                        210            7,060
Toll Brothers, Inc.+                                                                        4,989          172,769
Winnebago Industries, Inc.                                                                  3,000           91,020

RETAIL -- 8.0%
Abercrombie & Fitch Co., Class A                                                           11,006          641,650
American Eagle Outfitters, Inc.                                                             2,903           86,684

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
AnnTaylor Stores Corp.+                                                                       837   $       30,793
Avery Dennison Corp.                                                                        3,160          184,797
Avon Products, Inc.                                                                         4,500          140,265
Barnes & Noble, Inc.                                                                          314           14,522
Bebe Stores, Inc.                                                                          27,261          502,148
Bed Bath & Beyond, Inc.+                                                                   13,280          509,952
CDW Corp.                                                                                   4,417          259,940
Chico's FAS, Inc.+                                                                          4,392          178,491
Circuit City Stores, Inc.                                                                   1,837           44,970
Citi Trends, Inc.+                                                                          9,000          357,840
Claire's Stores, Inc.                                                                       1,984           72,039
Dick's Sporting Goods, Inc.+                                                                3,048          120,914
Dollar General Corp.                                                                       17,051          301,291
Dollar Tree Stores, Inc.+                                                                   1,826           50,525
Family Dollar Stores, Inc.                                                                  7,807          207,666
Fortune Brands, Inc.                                                                        3,551          286,317
Fred's, Inc.                                                                                5,600           74,256
GameStop Corp., Class A+                                                                   19,600          923,944
Geox SpA+                                                                                  41,829          557,595
HNI Corp.                                                                                   2,744          161,896
J.C. Penney Co., Inc.                                                                       1,721          103,966
Kohl's Corp.+                                                                              14,200          752,742
Limited Brands                                                                              8,437          206,369
Men's Wearhouse, Inc.                                                                       3,429          123,238
Michaels Stores, Inc.                                                                       6,832          256,747
MSC Industrial Direct Co., Inc., Class A                                                    1,136           61,367
NetFlix, Inc.+                                                                             29,600          858,104
Nordstrom, Inc.                                                                             5,363          210,122
Petsmart, Inc.                                                                             10,308          290,067
RadioShack Corp.                                                                            3,286           63,190
Rent-A-Center, Inc.+                                                                        1,154           29,531
Ross Stores, Inc.                                                                          11,107          324,213
Saks, Inc.+                                                                                   425            8,203
Staples, Inc.                                                                              26,650          680,108
Tiffany & Co.                                                                               7,207          270,551
TJX Cos., Inc.                                                                             23,936          594,092
Too, Inc.+                                                                                 22,800          783,180
Urban Outfitters, Inc.+                                                                     2,625           64,417
W.W. Grainger, Inc.                                                                         4,046          304,866
Williams-Sonoma, Inc.+                                                                      6,918          293,323
Zumiez, Inc.+                                                                               8,900          543,790
                                                                                                    --------------
                                                                                                        18,487,365
                                                                                                    --------------

CONSUMER STAPLES -- 1.0%

FOOD, BEVERAGE & TOBACCO -- 0.8%
Aqua America, Inc.                                                                            327            9,097
Brown-Forman Corp., Class B                                                                 1,264           97,290
Campbell Soup Co.                                                                           2,829           91,660
Constellation Brands, Inc., Class A+                                                        1,174           29,409
H.J. Heinz Co.                                                                              4,581          173,712
Hershey Foods Corp.                                                                         2,600          135,798

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
McCormick & Co., Inc.                                                                       5,732   $      194,085
Pepsi Bottling Group, Inc.                                                                    841           25,558
Tim Hortons, Inc.                                                                             700           18,585
Tootsie Roll Industries, Inc.                                                                  42            1,229
UST, Inc.                                                                                   2,127           88,483
Whole Foods Market, Inc.                                                                    3,361          223,305
Wm. Wrigley Jr. Co.                                                                         1,800          115,200

HOUSEHOLD & PERSONAL PRODUCTS -- 0.2%
Alberto-Culver Co., Class B                                                                   504           22,292
Church & Dwight, Inc.                                                                       1,550           57,226
Estee Lauder Cos., Inc., Class A                                                            3,133          116,516
Newell Rubbermaid, Inc.                                                                     1,203           30,304
Scotts Miracle-Gro Co., Class A                                                               164            7,505
Spectrum Brands, Inc.+                                                                        648           14,074
Tempur-Pedic International, Inc.+                                                             984           13,924
                                                                                                    --------------
                                                                                                         1,465,252
                                                                                                    --------------

EDUCATION -- 0.4%

EDUCATION -- 0.4%
Apollo Group, Inc., Class A+                                                                1,820           95,568
Career Education Corp.+                                                                     4,708          177,633
Education Management Corp.+                                                                 1,814           75,463
ITT Educational Services, Inc.+                                                             3,227          206,689
Laureate Education, Inc.+                                                                   1,090           58,184
Universal Technical Institute, Inc.+                                                        2,900           87,290
                                                                                                    --------------
                                                                                                           700,827
                                                                                                    --------------

ENERGY -- 7.4%

ENERGY SERVICES -- 3.3%
Baker Hughes, Inc.                                                                          2,800          191,520
Bill Barrett Corp.+                                                                        14,800          482,332
BJ Services Co.                                                                            21,706          751,028
CONSOL Energy, Inc.                                                                         7,756          575,185
Cooper Cameron Corp.+                                                                      13,998          617,032
Dresser-Rand Group, Inc.                                                                      559           13,891
Noble Energy, Inc.                                                                            536           23,541
Patterson-UTI Energy, Inc.                                                                  4,140          132,314
Pride International, Inc.+                                                                  2,065           64,387
Rowan Cos., Inc.                                                                            1,554           68,314
Smith International, Inc.                                                                  17,685          689,008
Southwestern Energy Co.+                                                                    4,070          131,013
Sunoco, Inc.                                                                                2,639          204,707
Suntech Power Holdings Co., Ltd. ADR                                                       15,900          588,141
Tesoro Corp.                                                                                  935           63,898
Tidewater, Inc.                                                                               540           29,824
Unit Corp.+                                                                                 1,062           59,206
Weatherford International, Ltd.+                                                           10,200          466,650
Western Gas Resources, Inc.                                                                 1,288           62,146

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES -- 4.1%
Cabot Oil & Gas Corp.                                                                       5,800   $      277,994
Chesapeake Energy Corp.                                                                     3,438          107,988
Denbury Resources, Inc.+                                                                    2,772           87,789
Diamond Offshore Drilling, Inc.                                                             9,428          843,806
ENSCO International, Inc.                                                                   2,649          136,291
EOG Resources, Inc.                                                                         5,841          420,552
FMC Technologies, Inc.+                                                                     1,689           86,511
Foundation Coal Holdings, Inc.                                                              5,600          230,384
Grant Prideco, Inc.+                                                                       15,239          652,839
Helmerich & Payne, Inc.                                                                       821           57,322
Massey Energy Co.                                                                           1,998           72,068
Murphy Oil Corp.                                                                           12,825          638,941
National-Oilwell Varco, Inc.+                                                               2,445          156,773
Newfield Exploration Co.+                                                                   2,243           93,982
Peabody Energy Corp.                                                                        6,385          321,868
PetroHawk Energy Corp.+                                                                    35,700          489,090
Pioneer Natural Resources Co.                                                                 165            7,301
Plains Exploration & Production Co.+                                                        1,890           73,030
Quicksilver Resources, Inc.+                                                                1,373           53,080
Range Resources Corp.                                                                      22,263          608,002
Ultra Petroleum Corp.+                                                                      1,500           93,465
XTO Energy, Inc.                                                                           19,545          851,576
                                                                                                    --------------
                                                                                                        11,574,789
                                                                                                    --------------

FINANCE -- 8.5%

BANKS -- 1.7%
Bank of Hawaii Corp.                                                                          146            7,783
City National Corp.                                                                         1,000           76,790
Commerce Bancorp, Inc.                                                                      3,748          137,364
Cullen/Frost Bankers, Inc.                                                                     97            5,214
East-West Bancorp, Inc.                                                                     4,073          157,014
Hudson City Bancorp, Inc.                                                                  14,591          193,914
Investors Financial Services Corp.                                                         10,831          507,649
Northern Trust Corp.                                                                        8,400          441,000
Peoples Bank                                                                                1,443           47,258
State Street Corp.                                                                          5,400          326,322
SVB Financial Group+                                                                        2,300          122,015
Synovus Financial Corp.                                                                    18,995          514,575
TCF Financial Corp.                                                                         2,374           61,131
TD Banknorth, Inc.                                                                            312            9,157
UCBH Holdings, Inc.                                                                         4,400           83,248

FINANCIAL SERVICES -- 6.0%
Affiliated Managers Group, Inc.+                                                              818           87,207
AmeriCredit Corp.+                                                                          1,320           40,564
BlackRock, Inc., Class A                                                                    2,283          319,620
CapitalSource, Inc.                                                                         1,534           38,166
CBOT Holdings, Inc., Class A+                                                               3,716          443,690
Charles Schwab Corp.                                                                        9,800          168,658
Chicago Merchantile Exchange Holdings, Inc.                                                 1,836          821,610
Dun & Bradstreet Corp.+                                                                     3,963          303,883
E*TRADE Financial Corp.+                                                                   11,100          299,478

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Eaton Vance Corp.                                                                          10,652   $      291,652
Equifax, Inc.                                                                               5,767          214,763
Federated Investors, Inc., Class B                                                          4,831          188,650
Fidelity National Information Services, Inc.                                                7,325          297,029
First Horizon National Corp.                                                                1,600           66,640
First Marblehead Corp.                                                                        636           27,507
H&R Block, Inc.                                                                            13,869          300,264
IndyMac Bancorp, Inc.                                                                         802           32,826
Interactive Data Corp.+                                                                       431           10,128
Janus Capital Group, Inc.                                                                   3,500           81,095
Lazard, Ltd.                                                                                2,100           92,925
Legg Mason, Inc.                                                                            4,824          604,592
Mellon Financial Corp.                                                                      6,165          219,474
MoneyGram International, Inc.                                                              15,200          466,944
Moody's Corp.                                                                              13,249          946,773
Nasdaq Stock Market, Inc.+                                                                 13,700          548,548
Nelnet, Inc., Class A+                                                                        424           17,660
Nuveen Investments, Inc., Class A                                                          17,965          865,015
OptionsXpress Holdings, Inc.                                                                3,400           98,872
Student Loan Corp.                                                                             95           22,135
T. Rowe Price Group, Inc.                                                                   3,179          248,630
TD Ameritrade Holding Corp.                                                                58,634        1,223,691

INSURANCE -- 0.8%
Ambac Financial Group, Inc.                                                                 2,084          165,887
Arch Capital Group, Ltd.+                                                                   2,900          167,446
Arthur J. Gallagher & Co.                                                                   4,470          124,311
Axis Capital Holdings, Ltd.                                                                 3,200           95,680
Brown & Brown, Inc.                                                                         5,471          181,637
Erie Indemnity Co., Class A                                                                   206           10,844
HCC Insurance Holdings, Inc.                                                                1,318           45,866
Markel Corp.+                                                                                 403          136,085
Marsh & McLennan Cos., Inc.                                                                 3,200           93,952
MBIA, Inc.                                                                                  1,805          108,535
Philadelphia Consolidated Holding Co.+                                                      1,049           35,813
Transatlantic Holdings, Inc.#                                                                  45            2,630
Unitrin, Inc.                                                                                 570           26,511
W.R. Berkley Corp.                                                                            490           28,449
Willis Group Holdings, Ltd.                                                                 2,700           92,502
                                                                                                    --------------
                                                                                                        13,395,271
                                                                                                    --------------

HEALTHCARE -- 15.3%

DRUGS -- 5.7%
Alkermes, Inc.+                                                                            24,200          533,610
Allergan, Inc.                                                                              6,858          744,093
American Pharmaceutical Partners, Inc.+                                                       500           14,245
Amylin Pharmaceuticals, Inc.+                                                              20,600        1,008,370
Auxilium Pharmaceuticals, Inc.+                                                            73,200          580,476
Barr Pharmaceuticals, Inc.+                                                                 2,521          158,773
Cephalon, Inc.+                                                                             9,117          549,299
Chiron Corp.+                                                                               2,473          113,288
CV Therapeutics, Inc.+                                                                     31,200          688,896

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Endo Pharmaceuticals Holdings, Inc.+                                                        1,247   $       40,914
Forest Laboratories, Inc.+                                                                  7,956          355,076
Genzyme Corp.+                                                                              1,300           87,386
Hospira, Inc.+                                                                              1,864           73,553
ImClone Systems, Inc.+                                                                      1,689           57,460
Integra LifeSciences Holdings Corp.+                                                        1,400           57,372
Invitrogen Corp.+                                                                           2,191          153,655
Kos Pharmaceuticals, Inc.+                                                                    376           17,962
Martek Biosciences Corp.+                                                                   2,200           72,226
Millennium Pharmaceuticals, Inc.+                                                          12,070          122,028
Mylan Laboratories, Inc.                                                                    1,516           35,474
Myogen, Inc.+                                                                               2,100           76,083
Neurocrine Biosciences, Inc.+                                                               1,800          116,172
Omnicare, Inc.                                                                              2,616          143,854
OSI Pharmaceuticals, Inc.+                                                                  4,153          133,311
Pharmaceutical Product Development, Inc.                                                   41,760        1,445,314
Sepracor, Inc.+                                                                             7,558          368,906
Shionogi & Co., Ltd.                                                                       21,000          344,528
Theravance Incorporated+                                                                    3,300           92,532
Vertex Pharmaceuticals, Inc.+                                                              21,758          796,125

HEALTH SERVICES -- 5.0%
AMERIGROUP Corp.+                                                                           1,249           26,279
Cerner Corp.+                                                                               1,460           69,277
Charles River Laboratories International, Inc.+                                             3,018          147,942
Community Health Systems, Inc.+                                                             1,928           69,697
Covance, Inc.+                                                                             23,638        1,388,733
Coventry Health Care, Inc.+                                                                 9,782          528,032
Dade Behring Holdings, Inc.                                                                 4,562          162,909
Emdeon Corp.+                                                                               6,657           71,896
Express Scripts, Inc.+                                                                      5,335          468,947
Health Management Associates, Inc., Class A                                                 8,111          174,954
Health Net, Inc.+                                                                          12,323          626,255
Healthways, Inc.+                                                                           1,700           86,598
Henry Schein, Inc.+                                                                         5,618          268,877
Humana, Inc.+                                                                               9,275          488,329
IMS Health, Inc.                                                                            4,864          125,345
Intuitive Surgical, Inc.+                                                                   5,000          590,000
Laboratory Corp. of America Holdings+                                                       6,986          408,541
LifePoint Hospitals, Inc.+                                                                  3,538          110,032
Lincare Holdings, Inc.+                                                                     7,444          290,018
Manor Care, Inc.                                                                            4,123          182,855
Medco Health Solutions, Inc.+                                                               4,100          234,602
Patterson Cos., Inc.+                                                                       7,355          258,896
PDL BioPharma, Inc.+                                                                        6,354          208,411
Qiagen NV+                                                                                  8,900          132,699
Quest Diagnostics, Inc.                                                                     8,467          434,357
Sierra Health Services, Inc.+                                                               1,005           40,904
Tenet Healthcare Corp.+                                                                     1,670           12,325
Triad Hospitals, Inc.+                                                                        774           32,431
Universal Health Services, Inc., Class B                                                      779           39,565
Valeant Pharmaceuticals International                                                       2,259           35,805

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
VCA Antech, Inc.+                                                                           2,009   $       57,216
Weight Watchers International, Inc.                                                           942           48,419

MEDICAL PRODUCTS -- 4.6%
Advanced Medical Optics, Inc.+                                                              1,587           74,018
Affymetrix, Inc.+                                                                           1,620           53,347
American Medical Systems Holdings, Inc.+                                                    7,300          164,250
ArthroCare Corp.+                                                                           1,900           90,858
AtheroGenics, Inc.+                                                                         3,900           63,648
Bausch & Lomb, Inc.                                                                         3,654          232,760
Beckman Coulter, Inc.                                                                       1,510           82,401
Becton Dickinson & Co.                                                                      2,800          172,424
Biogen Idec, Inc.+                                                                          3,795          178,745
Biomet, Inc.                                                                               11,649          413,772
C.R. Bard, Inc.                                                                             7,066          479,145
Celgene Corp.+                                                                             14,946          660,912
Cooper Cos., Inc.                                                                             857           46,304
Cytyc Corp.+                                                                                2,783           78,425
DaVita, Inc.+                                                                               6,244          375,951
Decode Genetics, Inc.+                                                                      7,500           65,025
DENTSPLY International, Inc.                                                                4,062          236,205
Edwards Lifesciences Corp.+                                                                 3,853          167,606
Gen-Probe, Inc.+                                                                            3,334          183,770
Hillenbrand Industries, Inc.                                                                  456           25,075
Hologic, Inc.+                                                                              1,600           88,560
IDEXX Laboratories, Inc.+                                                                     796           68,743
Kinetic Concepts, Inc.+                                                                     1,174           48,334
Kyphon, Inc.+                                                                              16,900          628,680
McKesson Corp.                                                                              2,893          150,812
MedImmune, Inc.+                                                                           19,949          729,734
Nektar Therapeutics+                                                                        4,900           99,862
ResMed, Inc.+                                                                               5,304          233,270
Respironics, Inc.+                                                                          5,747          223,616
Smith & Nephew PLC Sponsored ADR                                                            2,000           89,220
St. Jude Medical, Inc.+                                                                     3,200          131,200
Sybron Dental Specialties, Inc.+                                                            2,500          103,100
Techne Corp.+                                                                               2,839          170,737
Varian Medical Systems, Inc.+                                                               7,326          411,428
Ventana Medical Systems, Inc.+                                                              2,500          104,425
Zimmer Holdings, Inc.+                                                                      1,500          101,400
                                                                                                    --------------
                                                                                                        24,029,889
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 9.3%

AEROSPACE & MILITARY TECHNOLOGY -- 1.3%
Alliant Techsystems, Inc.+                                                                    646           49,852
Empresa Brasileira de Aeronautica SA ADR                                                    6,200          228,470
Goodrich Corp.                                                                              2,943          128,344
Rockwell Automation, Inc.                                                                   4,491          322,948
Rockwell Collins, Inc.                                                                     20,750        1,169,263
Textron, Inc.                                                                                 678           63,318

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES -- 3.7%
Acco Brands Corp.+                                                                            986   $       21,889
Alliance Data Systems Corp.+                                                                2,035           95,177
Allied Waste Industries, Inc.+                                                              1,626           19,902
ARAMARK Corp., Class B                                                                      4,149          122,561
Brink's Co.                                                                                 1,021           51,826
Cogent, Inc.+                                                                               9,300          170,562
Copart, Inc.+                                                                               1,640           45,018
Corporate Executive Board Co.                                                               4,310          434,879
DeVry, Inc.+                                                                                3,000           68,310
Donaldson Co., Inc.                                                                         1,814           61,295
Fastenal Co.                                                                                3,049          144,340
Fluor Corp.                                                                                 4,914          421,621
Getty Images, Inc.+                                                                         5,589          418,504
Harsco Corp.                                                                                  891           73,614
Harte-Hanks, Inc.                                                                           4,731          129,393
Hewitt Associates, Inc., Class A+                                                             529           15,732
Interpublic Group Cos., Inc.+                                                               9,066           86,671
Iron Mountain, Inc.+                                                                        7,098          289,173
Jacobs Engineering Group, Inc.+                                                             1,122           97,322
Manpower, Inc.                                                                              2,087          119,335
Monsanto Co.                                                                                1,500          127,125
Monster Worldwide, Inc.+                                                                    8,320          414,835
Pall Corp.                                                                                  2,961           92,354
Paychex, Inc.                                                                              17,153          714,594
R.H. Donnelley Corp.+                                                                       1,533           89,267
Ritchie Bros. Auctioneers, Inc.                                                             4,200          207,900
Robert Half International, Inc.                                                            10,386          401,003
SCP Pool Corp.                                                                              1,282           60,139
Stericycle, Inc.+                                                                          10,879          735,638

ELECTRICAL EQUIPMENT -- 0.8%
American Power Conversion Corp.                                                             9,569          221,140
Ametek, Inc.                                                                                6,300          283,248
Eaton Corp.                                                                                 1,034           75,451
Hubbell, Inc., Class B                                                                         92            4,716
Jabil Circuit, Inc.+                                                                        8,991          385,354
Johnson Controls, Inc.                                                                        881           66,894
Roper Industries, Inc.                                                                      6,087          296,011

MACHINERY -- 1.3%
Dover Corp.                                                                                 3,332          161,802
Formfactor, Inc.+                                                                          17,400          684,168
Graco, Inc.                                                                                 1,689           76,731
IDEX Corp.                                                                                  2,695          140,598
Joy Global, Inc.                                                                            2,939          175,664
Mettler-Toledo International, Inc.+                                                           802           48,393
Parker-Hannifin Corp.                                                                       1,273          102,616
Pentair, Inc.                                                                               2,089           85,127
Precision Castparts Corp.                                                                   5,587          331,868
Stanley Works                                                                               1,316           66,669
Toro Co.                                                                                    1,056           50,424
Zebra Technologies Corp., Class A+                                                          3,457          154,597

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MULTI-INDUSTRY -- 0.4%
American Standard Cos., Inc.                                                                4,570   $      195,870
Danaher Corp.                                                                               1,600          101,680
ITT Industries, Inc.                                                                        5,328          299,540

TRANSPORTATION -- 1.8%
C. H. Robinson Worldwide, Inc.                                                             28,581        1,403,041
CNF, Inc.                                                                                   1,285           64,173
Expeditors International of Washington, Inc.                                                6,004          518,685
J.B. Hunt Transport Services, Inc.                                                          2,866           61,734
Landstar System, Inc.                                                                       6,358          280,515
Norfolk Southern Corp.                                                                      1,451           78,456
Oshkosh Truck Corp., Class B                                                                1,775          110,476
Ryder System, Inc.                                                                            542           24,271
Swift Transportation Co., Inc.+                                                               481           10,452
UTI Worldwide, Inc.                                                                         7,200          227,520
                                                                                                    --------------
                                                                                                        14,480,058
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 11.7%

BROADCASTING & MEDIA -- 2.6%
Cablevision Systems Corp., Class A+                                                         4,879          130,269
Canadian Satellite Radio Holdings                                                          64,700          573,400
Citadel Broadcasting Corp.                                                                  7,200           79,848
CKX, Inc.+                                                                                    531            6,940
Clear Channel Outdoor Holdings, Inc., Class A                                              11,969          280,673
Dow Jones & Co., Inc.                                                                       1,289           50,658
E.W. Scripps Co., Class A                                                                   4,090          182,864
John Wiley & Sons, Inc., Class A                                                            1,134           42,922
Lamar Advertising Co., Class A+                                                             7,506          394,966
Liberty Global, Inc., Class A+                                                              4,904          100,385
McGraw-Hill Cos., Inc.                                                                      1,600           92,192
Meredith Corp.                                                                              3,042          169,713
Omnicom Group, Inc.                                                                         4,100          341,325
Radio One, Inc., Class D+                                                                   5,900           44,014
Salem Communications Corp., Class A+                                                        5,400           81,054
Sirius Satellite Radio, Inc.+                                                              32,320          164,186
Univision Communications, Inc., Class A+                                                    8,249          284,343
Washington Post Co., Class B                                                                  114           88,549
Westwood One, Inc.                                                                            332            3,665
WPP Group Plc Sponsored ADR                                                                 4,601          276,060
XM Satellite Radio Holdings, Inc., Class A+                                                29,771          663,000

ENTERTAINMENT PRODUCTS -- 1.6%
Dreamworks Animation SKG, Inc., Class A+                                                    3,186           84,270
Harman International Industries, Inc.                                                       3,844          427,184
International Game Technology                                                              16,093          566,795
Las Vegas Sands Corp.+                                                                     25,179        1,426,642
Marvel Entertainment, Inc.+                                                                 1,631           32,816
Mattel, Inc.                                                                                1,126           20,414

LEISURE & TOURISM -- 7.5%
AMR Corp.+                                                                                  4,386          118,641
Applebee's International, Inc.                                                              1,862           45,712
Boyd Gaming Corp.                                                                           5,831          291,200

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Brinker International, Inc.                                                                 2,166   $       91,513
Brunswick Corp.                                                                             3,268          126,994
California Pizza Kitchen, Inc.+                                                            27,200          882,640
CBRL Group, Inc.                                                                              555           24,370
Cheesecake Factory, Inc.+                                                                   4,556          170,622
Choice Hotels International, Inc.                                                           5,845          267,584
Darden Restaurants, Inc.                                                                    3,825          156,940
GTECH Holdings Corp.                                                                        3,054          103,989
Harrah's Entertainment, Inc.                                                               11,183          871,827
Hilton Hotels Corp.                                                                        19,423          494,510
International Speedway Corp., Class A                                                          93            4,734
JetBlue Airways Corp.+                                                                     59,212          634,753
Kerzner International, Ltd.+                                                                6,000          466,920
Live Nation, Inc.                                                                          30,500          605,120
Marriott International, Inc., Class A                                                       4,400          301,840
MGM Mirage, Inc.+                                                                           2,949          127,072
Outback Steakhouse, Inc.                                                                    3,536          155,584
Panera Bread Co., Class A+                                                                 21,059        1,583,216
Penn National Gaming, Inc.+                                                                 1,654           69,766
Regal Entertainment Group, Class A                                                          1,071           20,145
Royal Caribbean Cruises, Ltd.                                                               4,900          205,898
Scientific Games Corp., Class A+                                                            1,468           51,571
Shuffle Master, Inc.+                                                                       6,875          245,712
SkyWest, Inc.                                                                              10,100          295,627
Sonic Corp.+                                                                                1,474           51,782
Southwest Airlines Co.                                                                     28,145          506,329
Starwood Hotels & Resorts Worldwide, Inc.(3)                                               11,345          768,397
Station Casinos, Inc.                                                                      13,259        1,052,367
Texas Roadhouse, Inc., Class A+                                                            16,200          276,858
Thor Industries, Inc.                                                                       3,300          176,088
Wendy's International, Inc.                                                                 1,448           89,863
WMS Industries, Inc.+                                                                       2,800           84,280
Wynn Resorts, Ltd.+                                                                         4,766          366,267
                                                                                                    --------------
                                                                                                        18,395,878
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 26.5%

COMMUNICATION EQUIPMENT -- 1.0%
Marvell Technology Group, Ltd.+                                                             6,000          324,600
Network Appliance, Inc.+                                                                   26,239          945,391
Symbol Technologies, Inc.                                                                  20,988          222,053

COMPUTER SERVICES -- 2.9%
Affiliated Computer Services, Inc., Class A+                                                1,884          112,399
Autodesk, Inc.+                                                                             5,566          214,402
BISYS Group, Inc.+                                                                          1,259           16,971
CACI International, Inc., Class A+                                                            731           48,063
Ceridian Corp.+                                                                             1,758           44,741
CheckFree Corp.+                                                                            3,112          157,156
Cognizant Technology Solutions Corp., Class A+                                             28,342        1,686,066
Digital River, Inc.+                                                                        3,600          156,996
DST Systems, Inc.+                                                                          3,647          211,307
Electronic Data Systems Corp.                                                               2,914           78,183

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
FactSet Research Systems, Inc.                                                              2,850   $      126,398
Fair Isaac Corp.                                                                            3,894          154,280
FileNET Corp.+                                                                              3,800          102,676
Global Payments, Inc.                                                                       4,801          254,501
LECG Corp.+                                                                                 3,500           67,445
Navteq Corp.+                                                                               8,989          455,293
Reynolds & Reynolds Co., Class A                                                              157            4,459
SRA International, Inc., Class A+                                                             714           26,939
Sun Microsystems, Inc.+                                                                    49,061          251,683
Synopsys, Inc.+                                                                             4,288           95,837
VeriSign, Inc.+                                                                            14,616          350,638

COMPUTER SOFTWARE -- 5.9%
Activision, Inc.+                                                                          13,470          185,751
Avid Technology, Inc.+                                                                      2,954          128,381
BMC Software, Inc.+                                                                         2,358           51,074
Check Point Software Technologies, Ltd.+                                                    5,750          115,115
ChoicePoint, Inc.+                                                                          6,535          292,441
Citrix Systems, Inc.+                                                                       8,932          338,523
Cognos, Inc.+                                                                               4,600          178,940
Compuware Corp.+                                                                            4,236           33,168
CSR, PLC+                                                                                 131,247        2,736,341
Electronic Arts, Inc.+                                                                      1,700           93,024
Fiserv, Inc.+                                                                               6,520          277,426
Hyperion Solutions Corp.+                                                                   4,479          146,015
Intuit, Inc.+                                                                               9,111          484,614
McAfee, Inc.+                                                                              10,273          249,942
Mercury Interactive Corp.+                                                                  2,600           90,480
National Instruments Corp.                                                                  4,995          162,937
Pixar+                                                                                      1,309           83,959
Red Hat, Inc.+                                                                             32,115          898,578
Salesforce.com, Inc.+                                                                      10,869          394,871
Satyam Computer Services Ltd. ADR                                                           4,000          175,040
SEI Investments Co.                                                                         3,650          147,935
Take-Two Interactive Software, Inc.+                                                        1,475           27,524
THQ, Inc.+                                                                                 41,400        1,071,846
Total System Services, Inc.                                                                   909           18,107
Verifone Holdings, Inc.+                                                                   29,800          902,642

COMPUTERS & BUSINESS EQUIPMENT -- 1.9%
Cadence Design Systems, Inc.+                                                               7,610          140,709
Diebold, Inc.                                                                               1,582           65,020
Electronics for Imaging, Inc.+                                                             18,600          520,242
Herman Miller, Inc.                                                                         1,718           55,680
Ingram Micro, Inc., Class A+                                                                1,573           31,460
Jack Henry & Associates, Inc.                                                               4,200           96,054
Kronos, Inc.+                                                                               7,500          280,425
Lexmark International, Inc., Class A+                                                       2,833          128,562
Logitech International SA                                                                  21,293          850,969
Millipore Corp.+                                                                            3,519          257,098
NCR Corp.+                                                                                  1,131           47,264
Pitney Bowes, Inc.                                                                          2,948          126,558
SanDisk Corp.+                                                                              3,352          192,807

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Steelcase, Inc., Class A                                                                      708   $       12,744
Western Digital Corp.+                                                                      5,198          100,997

ELECTRONICS -- 8.9%
Advanced Micro Devices, Inc.+                                                              11,163          370,165
Agere Systems, Inc.+                                                                        4,412           66,356
Agilent Technologies, Inc.+                                                                 8,845          332,130
Altera Corp.+                                                                              28,772          593,854
Amphenol Corp., Class A                                                                     2,154          112,396
Analog Devices, Inc.                                                                       20,033          767,064
Avnet, Inc.+                                                                                1,081           27,436
AVX Corp.                                                                                     279            4,938
Broadcom Corp., Class A+                                                                   26,508        1,144,085
Cree, Inc.+                                                                                10,137          332,595
Cymer, Inc.+                                                                                2,300          104,512
Dolby Laboratories, Inc., Class A+                                                          5,171          108,074
Energizer Holdings, Inc.+                                                                   1,309           69,377
Fisher Scientific International, Inc.+                                                      1,543          105,001
FLIR Systems, Inc.+                                                                         4,090          116,197
Freescale Semiconductor, Inc., Class B+                                                     1,216           33,768
Garmin, Ltd.                                                                                1,600          127,088
Gentex Corp.                                                                                7,608          132,836
II-VI, Inc.+                                                                                3,000           54,270
Integrated Device Technology, Inc.+                                                         8,500          126,310
International Rectifier Corp.+                                                             38,055        1,576,619
Intersil Corp., Class A                                                                     6,388          184,741
Itron, Inc.+                                                                                4,700          281,295
KLA-Tencor Corp.                                                                            6,607          319,515
L-3 Communications Holdings, Inc.                                                          11,689        1,002,799
Lam Research Corp.+                                                                         5,784          248,712
Linear Technology Corp.                                                                    20,770          728,612
LSI Logic Corp.+                                                                            3,503           40,495
Maxim Integrated Products, Inc.                                                            20,453          759,829
MEMC Electronic Materials, Inc.+                                                            3,375          124,605
Microchip Technology, Inc.                                                                 18,040          654,852
Micron Technology, Inc.+                                                                    7,136          105,042
Molex, Inc.                                                                                 1,717           57,004
National Semiconductor Corp.                                                               22,922          638,149
Novellus Systems, Inc.+                                                                     1,547           37,128
NVIDIA Corp.+                                                                               4,149          237,572
PerkinElmer, Inc.                                                                           1,656           38,866
QLogic Corp.+                                                                               7,729          149,556
Sanmina-SCI Corp.+                                                                          6,441           26,408
Semtech Corp.+                                                                              3,700           66,193
Silicon Laboratories, Inc.+                                                                 7,100          390,145
Solectron Corp.+                                                                           10,551           42,204
Tech Data Corp.+                                                                              438           16,167
Tektronix, Inc.                                                                               497           17,748
Teradyne, Inc.+                                                                            19,922          308,990
Thermo Electron Corp.+                                                                      2,936          108,896
Thomas & Betts Corp.+                                                                         659           33,859
Trimble Navigation, Ltd.+                                                                   1,288           58,024

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Vishay Intertechnology, Inc.+                                                               1,189   $       16,931
Waters Corp.+                                                                               6,516          281,165
Xilinx, Inc.                                                                               25,309          644,367

INTERNET CONTENT -- 0.1%
Amazon.com, Inc.+                                                                           3,900          142,389

INTERNET SOFTWARE -- 1.9%
Akamai Technologies, Inc.+                                                                  3,299          108,504
BEA Systems, Inc.+                                                                            665            8,731
Equinix, Inc.+                                                                             15,700        1,008,254
F5 Networks, Inc.+                                                                          2,567          186,082
Internet Security Systems, Inc.+                                                            3,900           93,522
Redback Networks, Inc.+                                                                    44,400          963,036
SINA Corp.+                                                                                 2,100           58,590
Websense, Inc.+                                                                            20,000          551,600

TELECOMMUNICATIONS -- 3.9%
Amdocs, Ltd.+                                                                              33,700        1,215,222
American Tower Corp., Class A+                                                             51,425        1,559,206
Andrew Corp.+                                                                               1,007           12,366
Avaya, Inc.+                                                                                8,269           93,440
Comverse Technology, Inc.+                                                                  4,355          102,473
Crown Castle International Corp.+                                                          20,966          594,386
EchoStar Communications Corp., Class A+                                                     5,617          167,780
Harris Corp.                                                                                2,733          129,244
JDS Uniphase Corp.+                                                                        19,535           81,461
Juniper Networks, Inc.+                                                                     9,800          187,376
Mobile Telesystems Sponsored ADR                                                           10,600          350,860
NeuStar, Inc., Class A+                                                                     4,300          133,300
Nextel Partners, Inc., Class A+                                                             3,723          105,435
NII Holdings, Inc.+                                                                        10,035          591,764
Panamsat Holding Corp.                                                                        510           12,658
Rogers Communications, Inc., Class B                                                        7,350          280,403
Telephone & Data Systems, Inc.                                                                316           12,463
Ubiquitel, Inc.+                                                                           38,000          383,800
United States Cellular Corp.+                                                                 120            7,123
West Corp.+                                                                                   500           22,330
                                                                                                    --------------
                                                                                                        41,388,478
                                                                                                    --------------

MATERIALS -- 2.7%

CHEMICALS -- 0.7%
Airgas, Inc.                                                                                   82            3,205
Cabot Corp.                                                                                   105            3,569
Chemtura Corp.                                                                              2,078           24,479
Ecolab, Inc.                                                                               11,570          441,974
International Flavors & Fragrances, Inc.                                                    2,300           78,936
Nalco Holding Co.+                                                                          2,030           35,931
Praxair, Inc.                                                                               2,000          110,300
Rohm & Haas Co.                                                                               286           13,977
ServiceMaster Co.                                                                           4,342           56,967
Sigma-Aldrich Corp.                                                                         1,253           82,435
Symyx Technologies, Inc.+                                                                   2,100           58,254
Valspar Corp.                                                                               5,800          161,646

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

FOREST PRODUCTS -- 0.1%
Delta & Pine Land Co.                                                                       3,400   $      102,544
Pactiv Corp.+                                                                                 397            9,743

METALS & MINERALS -- 1.8%
Allegheny Technologies, Inc.                                                                2,356          144,140
Arch Coal, Inc.                                                                               545           41,387
Ball Corp.                                                                                    358           15,691
Carlisle Cos., Inc.                                                                           394           32,229
Crown Holdings, Inc.+                                                                       4,056           71,954
Florida Rock Industries, Inc.                                                               1,143           64,260
Freeport-McMoRan Copper & Gold, Inc., Class B                                               4,387          262,211
Inco Ltd.                                                                                  11,700          583,272
Martin Marietta Materials, Inc.                                                             7,646          818,351
Phelps Dodge Corp.                                                                          2,531          203,821
Southern Copper Corp.                                                                         633           53,476
Timken Co.                                                                                    972           31,366
Urasia Energy Ltd.                                                                        158,600          407,415
Vulcan Materials Co.                                                                        1,653          143,233

PLASTIC -- 0.1%
Sealed Air Corp.                                                                            1,913          110,705
                                                                                                    --------------
                                                                                                         4,167,471
                                                                                                    --------------

REAL ESTATE -- 0.9%

REAL ESTATE COMPANIES -- 0.2%
CB Richard Ellis Group, Inc., Class A+                                                      1,222           98,615
Forest City Enterprises, Inc., Class A                                                      1,610           75,912
Hanover Insurance Group, Inc.+                                                                 89            4,665
New Century Financial Corp.                                                                   599           27,566
St. Joe Co.                                                                                 1,855          116,568

REAL ESTATE INVESTMENT TRUSTS -- 0.7%
Federal Realty Investment Trust                                                               494           37,149
General Growth Properties, Inc.                                                             2,157          105,413
Global Signal, Inc.                                                                           366           18,007
Host Marriott Corp.                                                                        28,300          605,620
KKR Financial Corp.                                                                           108            2,422
Macerich Co.                                                                                  513           37,936
Mills Corp.                                                                                 1,369           38,332
ProLogis                                                                                      514           27,499
Public Storage, Inc.                                                                        1,584          128,668
SL Green Realty Corp.                                                                          90            9,135
United Dominion Realty Trust, Inc.                                                          1,401           39,985
Ventas, Inc.                                                                                2,514           83,415
                                                                                                    --------------
                                                                                                         1,456,907
                                                                                                    --------------

UTILITIES -- 0.9%

ELECTRIC UTILITIES -- 0.3%
AES Corp.+                                                                                 27,847          475,070

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.6%
Equitable Resources, Inc.                                                                   2,680   $       97,847
Kinder Morgan, Inc.                                                                         2,400          220,776
Questar Corp.                                                                                 495           34,675
Williams Cos., Inc.                                                                        26,978          577,059
                                                                                                    --------------
                                                                                                         1,405,427
                                                                                                    --------------
TOTAL COMMON STOCK (cost $121,235,507)                                                                 150,947,612
                                                                                                    --------------

EXCHANGE TRADED FUNDS -- 1.8%

ENERGY -- 0.7%

ENERGY SERVICES -- 0.7%
Oil Service HOLDRs Trust                                                                    7,200        1,057,032
                                                                                                    --------------
FINANCE -- 1.1%

FINANCIAL SERVICES -- 1.1%
iShares Russell Midcap Growth Index Fund                                                   17,200        1,743,220
                                                                                                    --------------
TOTAL EXCHANGE TRADED FUNDS (cost $2,497,943)                                                            2,800,252
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $123,733,450)                                              153,747,864
                                                                                                    --------------

SHORT-TERM INVESTMENT SECURITIES -- 0.8%

REGISTERED INVESTMENT COMPANY -- 0.2%
T. Rowe Price Reserve Investment Fund                                                     299,611          299,611
                                                                                                    --------------

                                                                                      PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES -- 0.6%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06                        $    1,000,000          999,742
                                                                                                    --------------
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
United States Treasury Bills 4.49% due 06/15/06(1)                                         15,000           14,864
United States Treasury Bills 4.55% due 06/15/06(1)                                         45,000           44,592
                                                                                                    --------------
                                                                                                            59,456
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $1,358,787)                                                 1,358,809
                                                                                                    --------------

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.7%

Agreement with State Street Bank & Trust Co., bearing interest at
  3.15% dated 03/31/06, to be repurchased 04/03/06 in the amount of $314,082 and collateralized by $340,000 of United States
  Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and
  having an approximate value of $321,725                                          $      314,000   $      314,000
UBS Securities, LLC Joint Repurchase Agreement Account                                  2,300,000        2,300,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $2,614,000)                                                            2,614,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $127,706,237)@                                                     100.7%                      157,720,673
Liabilities in excess of other assets --                                    (0.7)                       (1,143,191)
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $  156,577,482
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
#    Security represents an investment in an affiliated company.
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  See Note 2 for detail of Joint Repurchase Agreement
(3)  Consist of more than one class of securities traded together as a unit
ADR -- American Depository Receipt

OPEN FUTURES CONTRACTS

                                                                                           VALUE AS OF         UNREALIZED
 NUMBER OF                                     EXPIRATION           VALUE AT                MARCH 31,         APPRECIATION
 CONTRACTS          DESCRIPTION                   DATE             TRADE DATE                 2006           (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
  3 Long       S&P Midcap 400 Futures           June 2006          $ 1,166,873             $ 1,197,600          $ 30,727
                                                                                                                ========

See Notes to Financial Statements.

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                      PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Insurance                                                     9.6%
Electric Utilities                                            8.5
Real Estate Investment Trusts                                 6.1
Banks                                                         5.3
Energy Sources                                                4.4
Telecommunications                                            4.4
Business Services                                             4.3
Financial Services                                            4.0
Food, Beverage & Tobacco                                      4.0
Retail                                                        4.0
Metals & Minerals                                             3.6
Chemicals                                                     3.5
Forest Products                                               3.3
Energy Services                                               2.9
Leisure & Tourism                                             2.9
Household & Personal Products                                 2.2
Broadcasting & Media                                          1.9
Housing & Household Durables                                  1.9
Repurchase Agreements                                         1.9
Automotive                                                    1.8
Computer Software                                             1.8
Health Services                                               1.8
Gas & Pipeline Utilities                                      1.7
Drugs                                                         1.6
Electronics                                                   1.6
Machinery                                                     1.6
Medical Products                                              1.5
Computers & Business Equipment                                1.3
Transportation                                                1.3
Electrical Equipment                                          1.1
Aerospace & Military Technology                               1.0
Apparel & Textiles                                            0.8
Computer Services                                             0.8
Multi-Industry                                                0.7
Communication Equipment                                       0.2
Entertainment Products                                        0.2
U.S. Government Agencies                                      0.2
Internet Content                                              0.1
Internet Software                                             0.1
Real Estate Companies                                         0.1
U.S. Government Obligations                                   0.1
                                                            -----
                                                            100.1%
                                                            =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
MID CAP VALUE PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2006


                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%

CONSUMER DISCRETIONARY -- 8.5%

APPAREL & TEXTILES -- 0.8%
Columbia Sportswear Co.+                                                                      352   $       18,772
Foot Locker, Inc.                                                                          48,771        1,164,651
Jones Apparel Group, Inc.                                                                   3,665          129,631
Liz Claiborne, Inc.                                                                         3,322          136,136
Polo Ralph Lauren Corp.                                                                     1,274           77,217
V.F. Corp.                                                                                  2,650          150,785

AUTOMOTIVE -- 1.8%
Autoliv, Inc.                                                                              10,956          619,890
AutoNation, Inc.+                                                                           5,403          116,435
BorgWarner, Inc.                                                                            1,196           71,808
Cummins, Inc.                                                                              10,416        1,094,722
Dana Corp.                                                                                  4,522            6,828
Genuine Parts Co.                                                                          33,600        1,472,688
Goodyear Tire & Rubber Co.+                                                                 2,425           35,114
Lear Corp.                                                                                  2,038           36,134
PACCAR, Inc.                                                                                  676           47,644
TRW Automotive Holdings Corp.+                                                              1,305           30,407

HOUSING & HOUSEHOLD DURABLES -- 1.9%
Beazer Homes USA, Inc.                                                                        730           47,961
Black & Decker Corp.                                                                        1,092           94,884
Centex Corp.                                                                                1,811          112,264
D.R. Horton, Inc.                                                                           2,248           74,678
KB HOME                                                                                       418           27,162
Leggett & Platt, Inc.                                                                       4,172          101,672
Lennar Corp., Class A                                                                      21,420        1,293,340
MDC Holdings, Inc.                                                                            364           23,409
Meritage Corp.+                                                                               684           37,593
Mohawk Industries, Inc.+                                                                   16,752        1,352,221
Pulte Homes, Inc.                                                                           6,520          250,498
Ryland Group, Inc.                                                                            294           20,404
Standard Pacific Corp.                                                                      1,799           60,482
Whirlpool Corp.                                                                             1,854          169,585

RETAIL -- 4.0%
AnnTaylor Stores Corp.+                                                                     1,175           43,228
Avery Dennison Corp.                                                                        1,067           62,398
Barnes & Noble, Inc.                                                                        1,068           49,395
BJ's Wholesale Club, Inc.+                                                                  2,099           66,139
Borders Group, Inc.                                                                         2,029           51,212
Circuit City Stores, Inc.                                                                   3,093           75,717
Claire's Stores, Inc.                                                                         221            8,024
Dillard's, Inc., Class A                                                                    1,941           50,544
Dollar Tree Stores, Inc.+                                                                   1,040           28,777
Family Dollar Stores, Inc.                                                                  1,099           29,233

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Federated Department Stores, Inc.                                                          22,259   $    1,624,907
J.C. Penney Co., Inc.                                                                      36,531        2,206,838
Office Depot, Inc.+                                                                         9,597          357,392
Officemax, Inc.                                                                            28,948          873,361
Rent-A-Center, Inc.+                                                                          720           18,425
Rite Aid Corp.+                                                                            15,828           63,312
Ross Stores, Inc.                                                                          24,048          701,961
Saks, Inc.+                                                                                 3,246           62,648
SUPERVALU, Inc.                                                                             4,135          127,441
Tiffany & Co.                                                                               2,638           99,031
W.W. Grainger, Inc.                                                                        15,811        1,191,359
                                                                                                    --------------
                                                                                                        16,666,357
                                                                                                    --------------

CONSUMER STAPLES -- 6.2%

FOOD, BEVERAGE & TOBACCO -- 4.0%
Albertson's, Inc.                                                                          11,190          287,247
Aqua America, Inc.                                                                          3,473           96,619
Archer-Daniels-Midland Co.                                                                 43,069        1,449,272
Brown-Forman Corp., Class B                                                                   127            9,775
Campbell Soup Co.                                                                           3,493          113,173
Coca-Cola Enterprises, Inc.                                                                 9,162          186,355
ConAgra Foods, Inc.                                                                        15,736          337,695
Constellation Brands, Inc., Class A+                                                        4,358          109,168
Dean Foods Co.+                                                                             4,263          165,532
Del Monte Foods Co.                                                                         6,055           71,812
H.J. Heinz Co.                                                                              4,935          187,135
Hormel Foods Corp.                                                                          2,250           76,050
J. M. Smucker Co.                                                                           1,562           62,011
Kroger Co.+                                                                                54,043        1,100,315
Loews Corp.-Carolina Group                                                                  2,066           97,660
McCormick & Co., Inc.                                                                       1,331           45,068
Molson Coors Brewing Co., Class B                                                           1,425           97,784
Pepsi Bottling Group, Inc.                                                                 14,327          435,398
PepsiAmericas, Inc.                                                                         2,068           50,563
Pilgrim's Pride Corp.                                                                         452            9,795
Reynolds American, Inc.                                                                     9,003          949,816
Safeway, Inc.                                                                              40,318        1,012,788
Smithfield Foods, Inc.+                                                                    26,084          765,305
Treehouse Foods, Inc.+                                                                        902           23,948
Tyson Foods, Inc., Class A                                                                  7,349          100,975
UST, Inc.                                                                                   2,376           98,842

HOUSEHOLD & PERSONAL PRODUCTS -- 2.2%
Alberto-Culver Co., Class B                                                                 1,637           72,404
American Greetings Corp., Class A                                                          32,713          707,255
Clorox Co.                                                                                 18,602        1,113,330
Newell Rubbermaid, Inc.                                                                    73,036        1,839,777
Scotts Miracle-Gro Co., Class A                                                             1,164           53,264
Spectrum Brands, Inc.+                                                                        315            6,842
Tupperware Corp.                                                                           22,600          465,334
                                                                                                    --------------
                                                                                                        12,198,307
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

EDUCATION -- 0.0%

EDUCATION -- 0.0%
Laureate Education, Inc.+                                                                     143   $        7,633
                                                                                                    --------------
ENERGY -- 7.3%

ENERGY SERVICES -- 2.9%
BJ Services Co.                                                                            25,239          873,269
CONSOL Energy, Inc.                                                                           838           62,146
Cooper Cameron Corp.+                                                                         621           27,374
Dresser-Rand Group, Inc.                                                                      121            3,007
Halliburton Co.                                                                            17,200        1,255,944
Noble Energy, Inc.                                                                          4,625          203,130
Pride International, Inc.+                                                                  2,233           69,625
Rowan Cos., Inc.                                                                            1,355           59,566
SCANA Corp.                                                                                 3,449          135,339
Sempra Energy                                                                               7,783          361,598
Southern Union Co.                                                                          2,907           72,181
Southwest Gas Corp.                                                                        11,400          318,630
Sunoco, Inc.                                                                                  899           69,735
TECO Energy, Inc.                                                                           6,289          101,379
Tesoro Corp.                                                                                  904           61,779
Tidewater, Inc.                                                                             1,170           64,619
UGI Corp.                                                                                   3,151           66,392
Unit Corp.+                                                                                    76            4,237
Vectren Corp.                                                                               2,312           60,990
Western Gas Resources, Inc.                                                                19,468          939,331
Weststar Energy, Inc.                                                                       2,632           54,772
Wisconsin Energy Corp.                                                                     16,029          641,000
WPS Resources Corp.                                                                         1,215           59,802
Xcel Energy, Inc.                                                                          12,222          221,829

ENERGY SOURCES -- 4.4%
Amerada Hess Corp.                                                                          2,373          337,915
Chesapeake Energy Corp.                                                                     6,864          215,598
ENSCO International, Inc.                                                                   1,314           67,605
EOG Resources, Inc.                                                                        38,156        2,747,232
Forest Oil Corp.+                                                                           1,605           59,674
GlobalSantaFe Corp.                                                                        23,200        1,409,400
Grant Prideco, Inc.+                                                                       13,300          569,772
Helmerich & Payne, Inc.                                                                       533           37,214
Kerr-McGee Corp.                                                                            3,497          333,894
Mariner Energy, Inc.                                                                        1,298           26,622
National-Oilwell Varco, Inc.+                                                               2,185          140,102
Newfield Exploration Co.+                                                                   1,048           43,911
NRG Energy, Inc.+                                                                           2,452          110,880
Pioneer Natural Resources Co.                                                               3,694          163,460
Pogo Producing Co.                                                                          1,853           93,113
Range Resources Corp.                                                                      53,868        1,471,135
Reliant Energy, Inc.+                                                                       9,143           96,733
Ultra Petroleum Corp.+                                                                     11,500          716,565
                                                                                                    --------------
                                                                                                        14,428,499
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE -- 17.7%

BANKS -- 5.3%
AmSouth Bancorp.                                                                           10,724   $      290,084
Associated Banc-Corp.                                                                       4,152          141,085
Bank of Hawaii Corp.                                                                        1,404           74,847
BOK Financial Corp.                                                                           691           32,857
City National Corp.                                                                         1,256           96,448
Colonial BancGroup, Inc.                                                                    4,720          118,000
Comerica, Inc.                                                                              5,129          297,328
Commerce Bancorp, Inc.                                                                        612           22,430
Commerce Bancshares, Inc.                                                                   7,034          363,447
Compass Bancshares, Inc.                                                                    3,766          190,597
Cullen/Frost Bankers, Inc.                                                                  1,531           82,291
Downey Financial Corp.                                                                        624           41,995
FirstMerit Corp.                                                                           21,698          535,073
Fulton Financial Corp.                                                                      5,020           86,344
Hudson City Bancorp, Inc.                                                                  25,200          334,908
Huntington Bancshares, Inc.                                                                 7,058          170,310
Independence Community Bank Corp.                                                           2,550          106,284
International Bancshares Corp.                                                              1,394           40,050
KeyCorp                                                                                    37,783        1,390,414
M&T Bank Corp.                                                                             12,058        1,376,300
Marshall & Ilsley Corp.                                                                     6,957          303,186
Mercantile Bankshares Corp.                                                                 3,623          139,304
New York Community Bancorp, Inc.                                                            8,069          141,369
North Fork Bancorp., Inc.                                                                  14,511          418,352
Northern Trust Corp.                                                                       16,667          875,017
Popular, Inc.                                                                               8,426          174,924
Sky Financial Group, Inc.                                                                   2,912           77,168
South Financial Group, Inc.                                                                 2,185           57,138
Sovereign Bancorp, Inc.                                                                    11,080          242,763
TCF Financial Corp.                                                                         1,155           29,741
TD Banknorth, Inc.                                                                          2,982           87,522
UnionBanCal Corp.                                                                           1,719          120,605
Valley National Bancorp                                                                     3,296           84,444
Wachovia Corp.                                                                                850           47,642
Washington Federal, Inc.                                                                    2,635           63,767
Webster Financial Corp.                                                                     1,634           79,184
Whitney Holding Corp.                                                                       1,911           67,764
Wilmington Trust Corp.                                                                      2,052           88,954
Zions Bancorp                                                                              17,623        1,457,951

FINANCIAL SERVICES -- 2.8%
A.G. Edwards, Inc.                                                                          2,340          116,672
Allied Capital Corp.                                                                        4,060          124,236
American Capital Strategies, Ltd.                                                          11,322          398,081
AmeriCredit Corp.+                                                                          2,463           75,688
Astoria Financial Corp.                                                                     2,975           92,106
Bear Stearns Co., Inc.                                                                     13,878        1,924,879
CapitalSource, Inc.+                                                                          589           14,654
Capitol Federal Financial                                                                     662           21,383
CBOT Holdings, Inc., Class A+                                                                  77            9,194
CIT Group, Inc.                                                                            18,764        1,004,249
Deluxe Corp.                                                                                1,535           40,171

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
E*TRADE Financial Corp.+                                                                   12,657   $      341,486
Eaton Vance Corp.                                                                          12,000          328,560
Equifax, Inc.                                                                                 998           37,166
Federated Investors, Inc., Class B                                                            200            7,810
First Horizon National Corp.                                                                3,772          157,104
IndyMac Bancorp, Inc.                                                                         900           36,837
Interactive Data Corp.+                                                                       579           13,606
Janus Capital Group, Inc.                                                                   6,893          159,711
Jefferies Group, Inc.                                                                       1,558           91,143
Mellon Financial Corp.                                                                     11,907          423,889
Raymond James Financial, Inc.                                                               2,878           85,074
TD Ameritrade Holding Corp.                                                                 4,533           94,604

INSURANCE -- 9.6%
ACE, Ltd.                                                                                  11,300          587,713
Aetna, Inc.                                                                                14,900          732,186
Alleghany Corp.+                                                                              151           43,715
Ambac Financial Group, Inc.                                                                22,478        1,789,249
American Financial Group, Inc.                                                              1,430           59,502
American National Insurance Co.                                                               241           27,011
AmerUs Group Co.                                                                            1,190           71,686
Aon Corp.                                                                                   9,657          400,862
Arthur J. Gallagher & Co.                                                                     496           13,794
Assurant, Inc.                                                                             11,125          547,906
CIGNA Corp.                                                                                 3,977          519,476
Cincinnati Financial Corp.                                                                  5,330          224,233
CNA Financial Corp.+                                                                          700           22,288
Commerce Group, Inc.                                                                          798           42,166
Conseco, Inc.+                                                                             44,090        1,094,314
Erie Indemnity Co., Class A                                                                 1,046           55,061
Everest Re Group, Ltd.                                                                     16,780        1,566,749
Fidelity National Financial, Inc.                                                           4,913          174,559
Fidelity National Title Group, Inc.                                                           852           19,400
First American Corp.                                                                        2,502           97,978
Genworth Financial, Inc., Class A                                                          29,801          996,247
HCC Insurance Holdings, Inc.                                                                1,721           59,891
Jefferson-Pilot Corp.                                                                       4,130          231,032
Leucadia National Corp.                                                                     2,466          147,122
Lincoln National Corp.                                                                     17,478          954,124
Markel Corp.+                                                                                 168           56,730
MBIA, Inc.                                                                                  3,859          232,042
Mercury General Corp.                                                                         797           43,755
MGIC Investment Corp.                                                                       2,867          191,028
Nationwide Financial Services, Inc., Class A                                                1,734           74,597
Old Republic International Corp.                                                            6,939          151,409
PartnerRe, Ltd.                                                                            29,809        1,850,841
Philadelphia Consolidated Holding Co.+                                                        264            9,013
PMI Group, Inc.                                                                            26,020        1,194,838
Principal Financial Group, Inc.                                                             8,926          435,589
Protective Life Corp.                                                                       2,115          105,200
Radian Group, Inc.                                                                          2,618          157,734
Reinsurance Group of America, Inc.                                                            896           42,372

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
RenaissanceRe Holdings, Ltd.                                                               12,772   $      557,115
SAFECO Corp.                                                                               20,073        1,007,865
StanCorp Financial Group, Inc.                                                              1,701           92,041
Torchmark Corp.                                                                            12,133          692,794
Transatlantic Holdings, Inc.#                                                                 755           44,130
Unitrin, Inc.                                                                                 750           34,883
UnumProvident Corp. (New York)                                                              9,048          185,303
W.R. Berkley Corp.                                                                          2,672          155,136
Wesco Financial Corp.                                                                          43           17,157
Willis Group Holdings, Ltd.                                                                 1,042           35,699
XL Capital, Ltd., Class A                                                                  16,500        1,057,815
                                                                                                    --------------
                                                                                                        34,849,540
                                                                                                    --------------

HEALTHCARE -- 4.9%

DRUGS -- 1.6%
Chiron Corp.+                                                                                 201            9,208
Hospira, Inc.+                                                                              2,483           97,979
Invitrogen Corp.+                                                                             754           52,878
King Pharmaceuticals, Inc.+                                                                77,445        1,335,926
Millennium Pharmaceuticals, Inc.+                                                           4,654           47,052
Mylan Laboratories, Inc.                                                                   59,456        1,391,270
Omnicare, Inc.                                                                              2,501          137,530
Watson Pharmaceuticals, Inc.+                                                               3,167           91,020

HEALTH SERVICES -- 1.8%
Apria Healthcare Group, Inc.+                                                              19,564          449,581
Charles River Laboratories International, Inc.+                                            19,654          963,439
Community Health Systems, Inc.+                                                               515           18,617
Coventry Health Care, Inc.+                                                                11,400          615,372
Emdeon Corp.+                                                                               2,116           22,853
Health Management Associates, Inc., Class A                                                   749           16,156
Health Net, Inc.+                                                                          14,411          732,367
Humana, Inc.+                                                                               1,215           63,970
IMS Health, Inc.                                                                           18,300          471,591
Sierra Health Services, Inc.+                                                                 256           10,419
Tenet Healthcare Corp.+                                                                    12,158           89,726
Triad Hospitals, Inc.+                                                                      1,633           68,423
Universal Health Services, Inc., Class B                                                      412           20,925

MEDICAL PRODUCTS -- 1.5%
AmerisourceBergen Corp.                                                                     6,333          305,694
Bausch & Lomb, Inc.                                                                        18,290        1,165,073
Biogen Idec, Inc.+                                                                          5,749          270,778
Cooper Cos., Inc.                                                                             268           14,480
Hillenbrand Industries, Inc.                                                                1,112           61,149
McKesson Corp.                                                                              5,514          287,445
MedImmune, Inc.+                                                                           23,094          844,778
                                                                                                    --------------
                                                                                                         9,655,699
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 10.0%

AEROSPACE & MILITARY TECHNOLOGY -- 1.0%
Alliant Techsystems, Inc.+                                                                  8,074   $      623,071
Rockwell Collins, Inc.                                                                     17,681          996,324
Textron, Inc.                                                                               2,748          256,636

BUSINESS SERVICES -- 4.3%
Adesa, Inc.                                                                                 2,714           72,572
Allied Waste Industries, Inc.+                                                             22,200          271,728
Applera Corp. - Applied Biosystems Group                                                    5,996          162,731
Bearingpoint, Inc.+                                                                        90,501          768,354
Brink's Co.                                                                                   449           22,791
Convergys Corp.+                                                                            4,321           78,685
Eastman Kodak Co.                                                                           8,723          248,082
Harsco Corp.                                                                                  154           12,723
Hewitt Associates, Inc., Class A+                                                             493           14,662
Interpublic Group Cos., Inc.+                                                             133,942        1,280,486
Jacobs Engineering Group, Inc.+                                                               347           30,099
Manpower, Inc.                                                                              2,006          114,703
Monsanto Co.                                                                               11,000          932,250
Pall Corp.                                                                                  3,456          107,793
R.H. Donnelley Corp.+                                                                      20,800        1,211,184
R.R. Donnelley & Sons Co.                                                                  48,285        1,579,885
Republic Services, Inc.                                                                    21,801          926,761
Service Corp. International                                                                 9,418           73,460
Xerox Corp.+                                                                               29,113          442,518

ELECTRICAL EQUIPMENT -- 1.1%
Eaton Corp.                                                                                 3,292          240,217
Hubbell, Inc., Class B                                                                     22,954        1,176,622
Johnson Controls, Inc.                                                                      4,738          359,756
Puget Energy, Inc.                                                                         21,608          457,658
Roper Industries, Inc.                                                                        358           17,410

MACHINERY -- 1.6%
AptarGroup, Inc.                                                                            1,078           59,559
CNH Global NV                                                                              12,120          312,453
Dover Corp.                                                                                 2,043           99,208
IDEX Corp.                                                                                    310           16,173
Mettler-Toledo International, Inc.+                                                           302           18,223
Parker-Hannifin Corp.                                                                       2,067          166,621
Pentair, Inc.                                                                                 481           19,601
Precision Castparts Corp.                                                                   2,662          158,123
Snap-On, Inc.                                                                              29,256        1,115,239
SPX Corp.                                                                                   2,000          106,840
Stanley Works                                                                                 878           44,479
Terex Corp.+                                                                                1,501          118,939
Zebra Technologies Corp., Class A+                                                         20,987          938,539

MULTI-INDUSTRY -- 0.7%
American Standard Cos., Inc.                                                               29,776        1,276,199
ITT Industries, Inc.                                                                          468           26,311
Teleflex, Inc.                                                                              1,112           79,653

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION -- 1.3%
Alexander & Baldwin, Inc.                                                                   1,330   $       63,414
CSX Corp.                                                                                   6,580          393,484
Laidlaw International, Inc.                                                                 3,045           82,824
Norfolk Southern Corp.                                                                     29,068        1,571,707
Overseas Shipholding Group, Inc.                                                              901           43,185
Ryder System, Inc.                                                                          1,241           55,572
Swift Transportation Co., Inc.+                                                               702           15,254
Teekay Shipping Corp.                                                                       9,318          345,418
YRC Worldwide, Inc.                                                                         1,758           66,910
                                                                                                    --------------
                                                                                                        19,673,089
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 5.0%

BROADCASTING & MEDIA -- 1.9%
Belo Corp., Class A                                                                         2,914           57,930
Clear Channel Communications, Inc.                                                         34,700        1,006,647
Clear Channel Outdoor Holdings, Inc., Class A                                                 355            8,325
Dow Jones & Co., Inc.                                                                      14,645          575,548
Hearst-Argyle Television, Inc.                                                                885           20,674
Lamar Advertising Co., Class A+                                                            13,689          720,315
Lee Enterprises, Inc.                                                                       1,379           45,907
Liberty Global, Inc., Class A+                                                              8,190          167,649
McClatchy Co., Class A                                                                        619           30,238
New York Times Co., Class A                                                                 4,396          111,263
Tribune Co.                                                                                 7,235          198,456
Univision Communications, Inc., Class A+                                                    3,338          115,061
Washington Post Co., Class B                                                                   22           17,088
Westwood One, Inc.                                                                         50,588          558,492

ENTERTAINMENT PRODUCTS -- 0.2%
Hasbro, Inc.                                                                                4,762          100,478
Knight-Ridder, Inc.                                                                         2,260          142,855
Mattel, Inc.                                                                               11,106          201,352
Warner Music Group Corp.                                                                      992           21,516

LEISURE & TOURISM -- 2.9%
Brinker International, Inc.+                                                               26,900        1,136,525
Brunswick Corp.                                                                               749           29,106
CBRL Group, Inc.                                                                              748           32,845
Harrah's Entertainment, Inc.                                                               23,105        1,801,266
International Speedway Corp., Class A                                                         944           48,050
Outback Steakhouse, Inc.                                                                    6,836          300,784
Sabre Holdings Corp., Class A                                                              68,684        1,616,135
Southwest Airlines Co.                                                                     12,089          217,481
Starwood Hotels & Resorts Worldwide, Inc.(2)                                                2,528          171,221
Wendy's International, Inc.                                                                 1,690          104,881
Yum! Brands, Inc.                                                                           5,600          273,616
                                                                                                    --------------
                                                                                                         9,831,704
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 10.3%

COMMUNICATION EQUIPMENT -- 0.2%
Symbol Technologies, Inc.                                                                   1,099           11,627
Tessera Technologies, Inc.+                                                                14,311          459,097

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES -- 0.8%
Affiliated Computer Services, Inc., Class A+                                                1,302   $       77,677
BISYS Group, Inc.+                                                                          2,083           28,079
Ceridian Corp.+                                                                             2,361           60,088
CheckFree Corp.+                                                                              375           18,938
Computer Sciences Corp.+                                                                    5,806          322,523
Electronic Data Systems Corp.                                                              12,139          325,689
Fair Isaac Corp.                                                                              502           19,889
Reynolds & Reynolds Co., Class A                                                            1,710           48,564
Sun Microsystems, Inc.+                                                                    42,430          217,666
Synopsys, Inc.+                                                                             3,678           82,203
Unisys Corp.+                                                                              49,795          343,088

COMPUTER SOFTWARE -- 1.8%
Activision, Inc.+                                                                          64,605          890,903
Avid Technology, Inc.+                                                                         73            3,173
BMC Software, Inc.+                                                                         3,796           82,221
Compuware Corp.+                                                                            6,496           50,864
McAfee, Inc.+                                                                              45,500        1,107,015
Novell, Inc.+                                                                              11,515           88,435
Seagate Technology+                                                                        13,100          344,923
Sybase, Inc.+                                                                              38,326          809,445
Take-Two Interactive Software, Inc.+                                                          299            5,579
Wind River Systems, Inc.+                                                                  13,900          173,055

COMPUTERS & BUSINESS EQUIPMENT -- 1.3%
Arrow Electronics, Inc.+                                                                    3,575          115,365
Cadence Design Systems, Inc.+                                                              75,825        1,402,004
Diebold, Inc.                                                                                 204            8,384
Ingram Micro, Inc., Class A+                                                               30,702          614,040
NCR Corp.+                                                                                  4,268          178,360
Pitney Bowes, Inc.                                                                          3,320          142,528
SanDisk Corp.+                                                                              1,332           76,617
Steelcase, Inc., Class A                                                                    1,058           19,044

ELECTRONICS -- 1.6%
Advanced Micro Devices, Inc.+                                                               6,489          215,175
Agilent Technologies, Inc.+                                                                 2,019           75,814
Amphenol Corp., Class A                                                                    12,436          648,911
Avnet, Inc.+                                                                                3,051           77,434
AVX Corp.                                                                                   1,213           21,470
Energizer Holdings, Inc.+                                                                     355           18,815
Fisher Scientific International, Inc.+                                                      1,730          117,727
Freescale Semiconductor, Inc.+                                                              9,257          257,437
Freescale Semiconductor, Inc., Class B+                                                    10,694          296,972
International Rectifier Corp.+                                                                457           18,934
Intersil Corp., Class A                                                                     2,420           69,986
L-3 Communications Holdings, Inc.                                                           1,504          129,028
LSI Logic Corp.+                                                                           34,123          394,462
Micron Technology, Inc.+                                                                    8,811          129,698
Molex, Inc.                                                                                 2,111           70,085
Novellus Systems, Inc.+                                                                     1,948           46,752
PerkinElmer, Inc.                                                                           1,879           44,100
Sanmina-SCI Corp.+                                                                          7,952           32,603

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Solectron Corp.+                                                                           13,999   $       55,996
Tech Data Corp.+                                                                            1,247           46,027
Tektronix, Inc.                                                                             1,915           68,385
Teradyne, Inc.+                                                                             1,814           28,135
Thermo Electron Corp.+                                                                      3,110          115,350
Thomas & Betts Corp.+                                                                       1,003           51,534
Vishay Intertechnology, Inc.+                                                               3,622           51,577

INTERNET CONTENT -- 0.1%
Avocent Corp.+                                                                              6,529          207,230
Mindspeed Technologies, Inc.+                                                                   1                4

INTERNET SOFTWARE -- 0.1%
BEA Systems, Inc.+                                                                         11,165          146,597

TELECOMMUNICATIONS -- 4.4%
ADC Telecommunications, Inc.+                                                              59,331        1,518,280
American Tower Corp., Class A+                                                                743           22,528
Andrew Corp.+                                                                               3,682           45,215
Avaya, Inc.+                                                                               84,403          953,754
CenturyTel, Inc.                                                                           24,689          965,834
Citizens Communications Co.                                                                10,349          137,331
Comverse Technology, Inc.+                                                                    637           14,989
Crown Castle International Corp.+                                                           2,343           66,424
Harris Corp.                                                                                  657           31,070
JDS Uniphase Corp.+                                                                       214,519          894,544
Lucent Technologies, Inc.+                                                                134,606          410,548
McLeod USA, Inc.+*(3)(4)(5)                                                                 4,890                0
NTL, Inc.*                                                                                  7,803          227,145
Panamsat Holding Corp.                                                                     15,584          386,795
Qwest Communications International, Inc.+                                                 247,336        1,681,885
Telephone & Data Systems, Inc.                                                              2,909          114,731
Tellabs, Inc.+                                                                             74,121        1,178,524
United States Cellular Corp.+                                                                 323           19,173
                                                                                                    --------------
                                                                                                        20,232,091
                                                                                                    --------------

MATERIALS -- 10.4%

CHEMICALS -- 3.5%
Airgas, Inc.                                                                                1,794           70,128
Albemarle Corp.                                                                             1,111           50,384
Ashland, Inc.                                                                               6,777          481,709
Cabot Corp.                                                                                 1,779           60,468
Celanese Corp.                                                                              1,503           31,518
Chemtura Corp.                                                                             79,400          935,332
Cytec Industries, Inc.                                                                      1,221           73,272
Eastman Chemical Co.                                                                       31,541        1,614,268
Engelhard Corp.                                                                             3,665          145,171
FMC Corp.                                                                                   1,140           70,657
Huntsman Corp.+                                                                             1,835           35,416
Lubrizol Corp.                                                                              2,059           88,228
Lyondell Chemical Co.                                                                       6,056          120,514
Mosaic Co.+                                                                                71,815        1,030,545
Potash Corp. of Saskatchewan, Inc.                                                          6,500          572,585

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
PPG Industries, Inc.                                                                        5,216   $      330,434
Rohm & Haas Co.                                                                            16,215          792,427
RPM International, Inc.                                                                     3,570           64,046
ServiceMaster Co.                                                                           3,440           45,133
Sigma-Aldrich Corp.                                                                         1,898          124,869
Tronox, Inc.+                                                                                 705           11,978
Valhi, Inc.                                                                                   281            4,974
Valspar Corp.                                                                               3,092           86,174

FOREST PRODUCTS -- 3.3%
Bemis Co.                                                                                   3,256          102,824
Bowater, Inc.                                                                              28,700          848,946
Louisiana-Pacific Corp.                                                                     3,368           91,610
MeadWestvaco Corp.                                                                         47,390        1,294,221
Owens-Illinois, Inc.+                                                                       4,624           80,319
Packaging Corp. of America                                                                 32,857          737,311
Pactiv Corp.+                                                                              69,040        1,694,242
Plum Creek Timber Co., Inc.                                                                29,798        1,100,440
Rayonier, Inc.                                                                              2,290          104,401
Smurfit-Stone Container Corp.+                                                              7,713          104,665
Sonoco Products Co.                                                                         3,015          102,118
Temple-Inland, Inc.                                                                         3,401          151,515

METALS & MINERALS -- 3.6%
Allegheny Technologies, Inc.                                                               11,006          673,347
Arch Coal, Inc.                                                                             1,248           94,773
Ball Corp.                                                                                 31,516        1,381,346
Carlisle Cos., Inc.                                                                         6,947          568,265
Carpenter Technology Corp.                                                                  3,542          334,790
Commercial Metals Co.                                                                       8,700          465,363
Cooper Industries, Ltd., Class A                                                           12,216        1,061,570
Lafarge North America, Inc.                                                                 1,038           87,192
Martin Marietta Materials, Inc.                                                               241           25,794
Nucor Corp.                                                                                 4,867          510,013
Phelps Dodge Corp.                                                                          2,738          220,491
Timken Co.                                                                                 40,900        1,319,843
United States Steel Corp.                                                                   3,469          210,499
USG Corp.+                                                                                  1,119          106,260
Vulcan Materials Co.                                                                        1,046           90,636

PLASTIC -- 0.0%
Sealed Air Corp.+                                                                           1,656           95,833
                                                                                                    --------------
                                                                                                        20,498,857
                                                                                                    --------------

REAL ESTATE -- 6.2%

REAL ESTATE COMPANIES -- 0.1%
Hanover Insurance Group, Inc.+                                                              1,510           79,154
New Century Financial Corp.                                                                   739           34,009

REAL ESTATE INVESTMENT TRUSTS -- 6.1%
AMB Property Corp.                                                                          2,554          138,606
American Financial Realty Trust                                                             3,850           44,853
Annaly Mtg. Management, Inc.                                                                3,685           44,736

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
Apartment Investment & Management Co., Class A                                             30,628   $    1,436,453
Archstone-Smith Trust                                                                       6,441          314,128
Arden Realty, Inc.                                                                          2,029           91,569
Avalonbay Communities, Inc.                                                                 2,216          241,766
Boston Properties, Inc.                                                                     3,365          313,786
Brandywine Realty Trust                                                                     5,354          170,043
BRE Properties, Inc., Class A                                                               1,544           86,464
Camden Property Trust                                                                       1,416          102,023
CarrAmerica Realty Corp.                                                                    1,777           79,272
CBL & Associates Properties, Inc.                                                           1,347           57,180
Crescent Real Estate EQT Co.                                                                2,358           49,683
Developers Diversified Realty Corp.                                                        19,199        1,051,145
Duke Realty Corp.                                                                           4,359          165,424
Equity Office Properties Trust                                                             12,383          415,821
Equity Residential                                                                         17,041          797,348
Essex Property Trust, Inc.                                                                    701           76,220
Federal Realty Investment Trust                                                               981           73,771
Friedman Billings Ramsey Group, Inc., Class A                                               4,291           40,250
General Growth Properties, Inc.                                                             2,706          132,242
Health Care Property Investors, Inc.                                                        4,081          115,900
Health Care REIT, Inc.                                                                      1,751           66,713
Healthcare Realty Trust, Inc.                                                              11,001          411,217
Hospitality Properties Trust                                                                2,179           95,157
Host Marriott Corp.                                                                        67,909        1,453,253
HRPT Properties Trust                                                                       6,375           74,842
iStar Financial, Inc.                                                                      32,182        1,231,927
Kimco Realty Corp.                                                                          6,034          245,222
KKR Financial Corp.                                                                           966           21,667
Liberty Property Trust                                                                     10,245          483,154
Macerich Co.                                                                                1,489          110,112
Mack-Cali Realty Corp.                                                                      1,870           89,760
New Plan Excel Realty Trust, Inc.                                                           3,135           81,322
Pan Pacific Retail Properties, Inc.                                                         1,234           87,491
ProLogis                                                                                    6,718          359,413
Public Storage, Inc.                                                                          540           43,864
Realty Income Corp.                                                                         2,543           61,566
Reckson Associates Realty Corp.                                                             2,480          113,634
Regency Centers Corp.                                                                       2,062          138,546
Shurgard Storage Centers, Inc., Class A                                                     1,418           94,481
SL Green Realty Corp.                                                                       1,156          117,334
Thornburg Mtg., Inc.                                                                        3,057           82,722
Trizec Properties, , Inc.                                                                   2,801           72,070
United Dominion Realty Trust, Inc.                                                          2,417           68,981
Vornado Realty Trust                                                                        3,646          350,016
Weingarten Realty Investors, Inc.                                                           2,422           98,696
                                                                                                    --------------
                                                                                                        12,205,006
                                                                                                    --------------

UTILITIES -- 10.2%

ELECTRIC UTILITIES -- 8.5%
Allegheny Energy, Inc.+                                                                     4,939          167,185
Allete, Inc.                                                                                    1               47

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Alliant Energy Corp.                                                                        3,531   $      111,121
Ameren Corp.                                                                               29,952        1,492,209
American Electric Power Co., Inc.                                                          11,668          396,945
Centerpoint Energy, Inc.                                                                    9,390          112,023
Cinergy Corp.                                                                               6,026          273,641
CMS Energy Corp.+                                                                          91,374        1,183,293
Consolidated Edison, Inc.                                                                   7,387          321,334
Constellation Energy Group, Inc.                                                            5,394          295,106
DPL, Inc.                                                                                  24,944          673,488
DTE Energy Co.                                                                              5,292          212,156
Edison International                                                                       39,029        1,607,214
Energy East Corp.                                                                           4,475          108,742
Entergy Corp.                                                                              24,336        1,677,724
FirstEnergy Corp.                                                                           8,217          401,811
Great Plains Energy, Inc.                                                                   2,266           63,788
Hawaiian Electric Industries, Inc.                                                          2,455           66,604
MDU Resources Group, Inc.                                                                   3,598          120,353
NiSource, Inc.                                                                             56,460        1,141,621
Northeast Utilities                                                                        70,960        1,385,849
NSTAR                                                                                       3,242           92,754
OGE Energy Corp.                                                                            2,740           79,460
Pepco Holdings, Inc.                                                                        5,736          130,723
PG&E Corp.                                                                                 45,374        1,765,049
Pinnacle West Capital Corp.                                                                 2,988          116,831
PNM Resources, Inc.                                                                         4,516          110,190
PPL Corp.                                                                                  58,368        1,716,019
Progress Energy, Inc.                                                                       7,556          332,313
Public Service Enterprise Group, Inc.                                                       9,777          626,119

GAS & PIPELINE UTILITIES -- 1.7%
AGL Resources, Inc.                                                                        27,490          991,014
Atmos Energy Corp.                                                                          2,429           63,956
Dynegy, Inc., Class A+                                                                      9,105           43,704
El Paso Corp.                                                                              19,584          235,987
Energen Corp.                                                                               2,226           77,910
Equitable Resources, Inc.                                                                     363           13,253
KeySpan Corp.                                                                               5,295          216,407
Kinder Morgan, Inc.                                                                           155           14,258
National Fuel Gas Co.                                                                       2,539           83,076
Oneok, Inc.                                                                                 3,099           99,943
Piedmont Natural Gas Co., Inc.                                                              2,330           55,897
Questar Corp.                                                                               1,961          137,368
Williams Cos., Inc.                                                                        57,543        1,230,845
                                                                                                    --------------
                                                                                                        20,045,330
                                                                                                    --------------
TOTAL COMMON STOCK (cost $155,530,816)                                                                 190,292,112
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                      AMOUNT           (NOTE 2)
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 1.2%

FINANCE -- 1.2%

FINANCIAL SERVICES -- 1.2%
iShares Russell Midcap Value Index Fund (cost $2,349,473)                          $       18,000   $    2,401,200
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $157,880,289)                                              192,693,312
                                                                                                    --------------
SHORT-TERM INVESTMENT SECURITIES -- 0.3%

U.S. GOVERNMENT AGENCIES -- 0.2%

Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06
  (cost $399,897)                                                                         400,000          399,897
                                                                                                    --------------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 4.55% due 06/15/06 (cost $113,910)(1)                        115,000          113,958
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $513,807)                                                     513,855
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 1.9%

Agreement with State Street Bank & Trust Co., bearing interest at
  3.15%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $325,085 and collateralized by $355,000 of United States
  Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and
  having an approximate value of $335,919                                                 325,000          325,000

Agreement with State Street Bank & Trust Co., bearing interest at
  3.80%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $1,100,348 and collateralized by $1,130,000 of United States
  Treasury Notes, bearing interest at 4.63%, due 03/31/08 and
  having an approximate value of $1,125,763                                             1,100,000        1,100,000

Agreement with State Street Bank & Trust Co., bearing interest at
  2.75%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $2,352,539 and collateralized by $2,540,000 of United States
  Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and
  having an approximate value of $2,403,475                                             2,352,000        2,352,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $3,777,000)                                                            3,777,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $162,171,096)@                                                    100.1%                       196,984,167
Liabilities in excess of other assets --                                   (0.1)                          (264,896)
                                                                          -----                     --------------
NET ASSETS --                                                             100.0%                    $  196,719,271
                                                                          =====                     ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006 the aggregate value of these securities was $227,145 representing 0.1% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
#    Security represents an investment in an affiliated company; see note 8
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Consist of more than one class of securities traded together as a unit.
(3)  Fair valued security, see Note 2
(4)  Illiquid security
(5)  Company has filed for Chapter 11 bankruptcy protection.

OPEN FUTURES CONTRACTS

                                                                                           VALUE AS OF
 NUMBER OF                                     EXPIRATION           VALUE AT                MARCH 31,          UNREALIZED
 CONTRACTS          DESCRIPTION                   DATE             TRADE DATE                 2006            APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
  2 Long       S&P Midcap 400 Index            June 2006           $ 777,915               $ 798,400            $ 20,485
                                                                                                                ========

See Notes to Financial Statements.

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                          PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Repurchase Agreements                                                       8.5%
Business Services                                                           7.1
Banks                                                                       6.9
Financial Services                                                          6.6
Health Services                                                             4.9
Electronics                                                                 4.4
Machinery                                                                   4.4
Energy Sources                                                              4.3
Retail                                                                      4.2
Leisure & Tourism                                                           3.9
Energy Services                                                             3.5
Telecommunications                                                          3.5
Drugs                                                                       3.3
Real Estate Investment Trusts                                               3.3
Metals & Minerals                                                           2.8
Computer Software                                                           2.6
Insurance                                                                   2.6
Aerospace & Military Technology                                             2.3
Medical Products                                                            2.3
Electrical Equipment                                                        1.9
Automotive                                                                  1.5
Computer Services                                                           1.5
Computers & Business Equipment                                              1.5
Apparel & Textiles                                                          1.2
Food, Beverage & Tobacco                                                    1.1
Transportation                                                              1.1
Chemicals                                                                   1.0
Internet Software                                                           1.0
Entertainment Products                                                      0.8
Electric Utilities                                                          0.7
Broadcasting & Media                                                        0.6
Gas & Pipeline Utilities                                                    0.6
Household & Personal Products                                               0.6
Housing & Household Durables                                                0.6
Real Estate Companies                                                       0.6
U.S. Government Agencies                                                    0.6
Internet Content                                                            0.5
Forest Products                                                             0.3
Multi-Industry                                                              0.3
Communication Equipment                                                     0.1
Education                                                                   0.1
                                                                          -----
                                                                           99.6%
                                                                          =====

*  Calculated as a percentage of net assets

SEASONS SERIES TRUST
SMALL CAP PORTFOLIO                       INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 87.5%

CONSUMER DISCRETIONARY -- 7.5%

APPAREL & TEXTILES -- 1.2%
Carter's, Inc.+                                                                               722   $       48,728
Cherokee, Inc.                                                                                272           10,953
DEB Shops, Inc.                                                                             7,359          218,562
Deckers Outdoor Corp.+                                                                        399           16,175
DHB Industries, Inc.+                                                                       1,086            5,191
Dixie Group, Inc.+                                                                            421            6,298
Finish Line, Inc., Class A                                                                  1,652           27,175
Fossil, Inc.+                                                                               1,900           35,302
G & K Services, Inc., Class A                                                                 761           32,373
Genesco, Inc.+                                                                                886           34,457
Guess?, Inc.+                                                                                 632           24,718
Hot Topic, Inc.+                                                                            1,759           25,506
Innovo Group, Inc.+                                                                           940              694
K-Swiss, Inc., Class A                                                                        979           29,507
Kellwood Co.                                                                                1,090           34,215
Kenneth Cole Productions, Inc., Class A                                                       356            9,861
Maidenform Brands, Inc.+                                                                      503            5,538
Oakley, Inc.                                                                                  955           16,254
Oxford Industries, Inc.                                                                       548           28,019
Perry Ellis International, Inc.+                                                              372            8,418
Phillips-Van Heusen                                                                         1,272           48,603
Quiksilver, Inc.+                                                                          43,800          607,068
Russell Corp.                                                                               1,292           17,830
Skechers USA, Inc., Class A+                                                                  878           21,889
Steven Madden, Ltd.+                                                                          538           19,099
Stride Rite Corp.                                                                           1,421           20,576
Timberland Co., Class A+                                                                   13,000          444,990
Under Armour, Inc., Class A                                                                   451           14,612
UniFirst Corp.                                                                                364           12,092
Volcom, Inc.+                                                                                 184            6,538
Warnaco Group, Inc.+                                                                        1,824           43,776
Weyco Group, Inc.                                                                             214            4,815
Wolverine World Wide, Inc.                                                                  2,271           50,257

AUTOMOTIVE -- 1.5%
A.S.V., Inc.+                                                                                 692           22,296
Aftermarket Technology Corp.+                                                                 836           18,902
America's Car Mart, Inc.+                                                                     351            7,547
American Axle & Manufacturing Holdings, Inc.                                                1,681           28,796
ArvinMeritor, Inc.                                                                          2,752           41,032
Asbury Automotive Group, Inc.+                                                                508           10,018
Autobytel, Inc.+                                                                            1,640            7,905
Bandag, Inc.                                                                                  442           18,507
Commercial Vehicle Group, Inc.+                                                               569           10,930
Cooper Tire & Rubber Co.                                                                   34,211          490,586
CSK Auto Corp.+                                                                             1,772           24,578

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

AUTOMOTIVE (CONTINUED)
Dollar Thrifty Automotive Group, Inc.+                                                        987   $       44,810
Group 1 Automotive, Inc.                                                                      823           39,125
Harris & Harris Group, Inc.+                                                                  815           11,369
Keystone Automotive Industries, Inc.+                                                         618           26,086
Lear Corp.                                                                                 17,400          308,502
Lithia Motors, Inc., Class A                                                                  605           20,994
Midas, Inc.+                                                                               41,528          908,217
Modine Manufacturing Co.                                                                    1,364           40,238
Monro Muffler Brake, Inc.                                                                     412           15,302
Noble International, Ltd.                                                                     438            7,415
Pep Boys-Manny, Moe & Jack                                                                  2,170           32,789
R&B, Inc.+                                                                                    367            3,762
Rush Enterprises, Inc.+                                                                       811           14,257
Sonic Automotive, Inc.                                                                      1,154           32,035
Standard Motor Products, Inc.                                                                 585            5,195
Strattec Security Corp.+                                                                      149            5,556
Superior Industries International, Inc.                                                       870           16,843
Tenneco Automotive, Inc.+                                                                   1,712           37,133
Titan International, Inc.                                                                     604           10,425
United Auto Group, Inc.                                                                     1,049           45,107
Visteon Corp.+                                                                              5,087           23,400
Wabash National Corp.                                                                       1,222           24,134

HOUSING & HOUSEHOLD DURABLES -- 0.6%
Bassett Furniture Industries, Inc.                                                            406            8,100
Ethan Allen Interiors, Inc.                                                                 1,368           57,483
Furniture Brands International, Inc.                                                       15,625          382,969
La-Z-Boy, Inc.                                                                              2,048           34,816
Levitt Corp., Class A                                                                         645           14,216
Libbey, Inc.                                                                                  543            3,844
M/I Homes, Inc.                                                                               487           22,889
Maytag Corp.                                                                                3,129           66,742
National Presto Industries, Inc.                                                              186            9,146
NCI Building Systems, Inc.+                                                                   817           48,832
Palm Harbor Homes, Inc.+                                                                      375            8,036
Select Comfort Corp.+                                                                       1,417           56,042
Skyline Corp.                                                                                 262           10,842
Stanley Furniture Co., Inc.                                                                   511           14,947
Technical Olympic USA, Inc.                                                                   621           12,637
Walter Industries, Inc.                                                                     1,423           94,800
WCI Communities, Inc.+                                                                      1,363           37,919
Winnebago Industries, Inc.                                                                  1,310           39,745

RETAIL -- 4.2%
1-800 Contacts, Inc.+                                                                         316            4,250
1-800-FLOWERS.COM, Inc., Class A+                                                             996            7,072
99 Cents Only Stores+                                                                       1,670           22,645
A. C. Moore Arts & Crafts, Inc.+                                                              569           10,470
Aaon, Inc.+                                                                                   345            8,249
Aeropostale, Inc.+                                                                          2,171           65,477
American Woodmark Corp.                                                                       444           15,762
Big 5 Sporting Goods Corp.                                                                    797           15,605
Big Lots, Inc.+                                                                             4,458           62,234

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
BJ's Restaurants, Inc.+                                                                       563   $       15,201
Blair Corp.                                                                                   151            6,253
Blockbuster, Inc., Class A                                                                  7,474           29,672
Blue Nile, Inc.+                                                                              581           20,445
Bombay Co., Inc.+                                                                           1,329            4,386
Bon-Ton Stores, Inc.                                                                          237            7,667
Brown Shoe Co., Inc.                                                                          717           37,628
Buckle, Inc.                                                                                7,503          307,248
Build-A-Bear Workshop, Inc.+                                                                  375           11,494
Burlington Coat Factory Warehouse Corp.                                                       652           29,633
Cabelas, Inc., Class A+                                                                     1,210           24,829
Cache, Inc.+                                                                                  484            8,877
Casey's General Stores, Inc.                                                                1,972           45,100
Cash America International, Inc.                                                            1,150           34,523
Casual Male Retail Group, Inc.+                                                             1,020            9,935
Cato Corp., Class A                                                                        26,649          635,845
Charlotte Russe Holding, Inc.+                                                                586           12,540
Charming Shoppes, Inc.+                                                                     4,703           69,934
Children's Place Retail Stores, Inc.+                                                         825           47,767
Christopher & Banks Corp.                                                                   1,405           32,610
Citi Trends, Inc.+                                                                            159            6,322
CNS, Inc.                                                                                     556           11,976
Coldwater Creek, Inc.+                                                                      2,094           58,213
Color Kinetics, Inc.+                                                                         512           10,844
Conn's, Inc.+                                                                                 187            6,388
Cost Plus, Inc.+                                                                              864           14,774
dELiA*s, Inc.+                                                                                720            6,725
Design Within Reach, Inc.+                                                                    441            2,509
Dillard's, Inc., Class A                                                                   11,900          309,876
Dress Barn, Inc.+                                                                             839           40,230
DSW, Inc.+                                                                                    449           14,063
First Cash Financial Services, Inc.+                                                        1,002           20,030
Fred's, Inc.                                                                                1,563           20,725
GameStop Corp., Class A+                                                                    2,142          100,974
Golf Galaxy, Inc.+                                                                            164            3,583
Graphic Packaging Corp.+                                                                    2,557            5,293
Guitar Center, Inc.+                                                                       19,715          940,405
Gymboree Corp.+                                                                             1,224           31,873
Haverty Furniture Cos., Inc.                                                                  764           10,963
Hibbett Sporting Goods, Inc.+                                                               1,402           46,252
HomeStore, Inc.+                                                                            5,781           37,923
Inergy LP                                                                                  40,700        1,088,725
Insight Enterprises, Inc.+                                                                  1,913           42,105
J. Jill Group, Inc.+                                                                          791           18,913
Jo-Ann Stores, Inc.+                                                                          903           12,154
Jos. A. Bank Clothiers, Inc.+                                                                 661           31,695
Knoll, Inc.                                                                                   432            9,210
Lifetime Brands, Inc.                                                                         324            9,134
Longs Drug Stores Corp.                                                                     1,207           55,860
Mannatech, Inc.                                                                               619           10,758
Martha Stewart Living Omnimedia, Inc., Class A+                                               881           14,854
Movado Group, Inc.                                                                            719           16,595

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER DISCRETIONARY (CONTINUED)

RETAIL (CONTINUED)
Movie Gallery, Inc.                                                                           983   $        2,969
Nautilus, Inc.                                                                              1,307           19,540
NetFlix, Inc.+                                                                              1,443           41,833
New York & Co., Inc.+                                                                         512            7,649
Nu Skin Enterprises, Inc., Class A                                                          2,209           38,724
Pacific Sunwear of California+                                                             37,664          834,634
Pantry, Inc.+                                                                                 668           41,677
Parlux Fragrances, Inc.+                                                                      245            7,901
Pathmark Stores, Inc.+                                                                      1,966           20,564
Payless ShoeSource, Inc.+                                                                   2,636           60,338
Petco Animal Supplies, Inc.+                                                                2,252           53,080
Pier 1 Imports, Inc.                                                                        3,399           39,462
RC2 Corp.+                                                                                    705           28,066
Regis Corp.                                                                                 1,766           60,892
Restoration Hardware, Inc.+                                                                 1,182            6,726
Retail Ventures, Inc.+                                                                        654            9,588
Ruddick Corp.                                                                               1,341           32,600
School Specialty, Inc.+                                                                       895           30,878
Sharper Image Corp.+                                                                          431            5,521
Shoe Carnival, Inc.+                                                                          292            7,294
Smart & Final, Inc.+                                                                          522            8,556
Spartan Stores, Inc.                                                                          816           10,404
Sports Authority, Inc.+                                                                     1,016           37,490
Stage Stores, Inc.                                                                          1,077           32,041
Stein Mart, Inc.                                                                            1,011           17,612
Syms Corp.                                                                                    241            3,615
Talbots, Inc.                                                                                 899           24,156
Too, Inc.+                                                                                  1,358           46,647
Topps Co., Inc.                                                                             1,393           12,217
Tractor Supply Co.+                                                                         1,289           85,512
Trans World Entertainment Corp.+                                                              717            3,994
Tuesday Morning Corp.                                                                       1,014           23,413
Weis Markets, Inc.                                                                            558           24,870
West Marine, Inc.+                                                                            535            8,030
Wet Seal, Inc., Class A+                                                                    2,205           14,663
Wild Oats Markets, Inc.+                                                                    1,122           22,810
Wilsons The Leather Experts, Inc.+                                                            700            2,730
World Fuel Services Corp.                                                                   1,063           42,988
Yankee Candle Co., Inc.                                                                     1,788           48,938
Zale Corp.+                                                                                 1,982           55,555
Zumiez, Inc.+                                                                                 123            7,515
                                                                                                    --------------
                                                                                                        11,704,872
                                                                                                    --------------

CONSUMER STAPLES -- 1.7%

FOOD, BEVERAGE & TOBACCO -- 1.1%
Alliance One International, Inc.                                                            3,399           16,519
American Italian Pasta Co., Class A                                                           724            4,532
Boston Beer Co., Inc., Class A+                                                               379            9,858
Central European Distribution Corp.+                                                          762           29,299
Chiquita Brands International, Inc.                                                         1,637           27,452
Coca-Cola Bottling Co.                                                                        183            8,418

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

FOOD, BEVERAGE & TOBACCO (CONTINUED)
Corn Products International, Inc.                                                           2,951   $       87,261
Del Monte Foods Co.                                                                        56,100          665,346
Diamond Foods, Inc.                                                                           250            4,293
Farmer Brothers Co.                                                                           249            5,553
Flowers Foods, Inc.                                                                         1,968           58,450
Gold Kist, Inc.+                                                                            2,022           25,558
Great Atlantic & Pacific Tea Co., Inc.+                                                       686           23,962
Green Mountain Coffee, Inc.+                                                                  173            6,872
Hain Celestial Group, Inc.+                                                                 1,147           30,040
Hansen Natural Corp.+                                                                         586           73,865
Ingles Markets, Inc., Class A                                                                 438            7,805
J & J Snack Foods Corp.                                                                       492           16,526
John B. Sanfilippo & Son, Inc.+                                                               291            4,607
Lancaster Colony Corp.                                                                      1,015           42,630
Lance, Inc.                                                                                 1,171           26,347
M&F Worldwide Corp.+                                                                          422            6,026
Maui Land & Pineapple Co., Inc.+                                                              126            4,756
Nash Finch Co.                                                                                495           14,800
National Beverage Corp.+                                                                      279            3,228
Peet's Coffee & Tea, Inc.+                                                                    536           16,080
Performance Food Group Co.+                                                                 1,475           46,005
Pilgrim's Pride Corp.                                                                       4,100           88,847
Premium Standard Farms, Inc.                                                                  386            6,774
Ralcorp Holdings, Inc.+                                                                     1,158           44,062
Ryan's Restaurant Group, Inc.+                                                              1,648           23,896
Sanderson Farms, Inc.                                                                         702           15,725
Seaboard Corp.                                                                                 14           22,316
Sensient Technologies Corp.                                                                 1,855           33,483
Tootsie Roll Industries, Inc.                                                               1,010           29,563
United Natural Foods, Inc.+                                                                 1,607           56,197
Universal Corp.                                                                             1,010           37,138
Vector Group, Ltd.                                                                          1,206           22,986

HOUSEHOLD & PERSONAL PRODUCTS -- 0.6%
Blyth, Inc.                                                                                 1,043           21,924
Central Garden & Pet Co.+                                                                     757           40,227
Chattem, Inc.+                                                                                698           26,280
CSS Industries, Inc.                                                                          232            7,596
Elizabeth Arden, Inc.+                                                                        999           23,297
Genlyte Group, Inc.+                                                                          941           64,120
Hooker Furniture Corp.                                                                        411            7,768
Inter Parfums, Inc.                                                                           161            3,209
Jarden Corp.+                                                                              13,367          439,106
Kimball International, Inc., Class B                                                          875           13,160
Natures Sunshine Products, Inc.                                                               440            5,500
NBTY, Inc.+                                                                                 2,186           49,229
Playtex Products, Inc.+                                                                     1,587           16,616
Rent-Way, Inc.+                                                                             1,030            7,426
Revlon, Inc., Class A+                                                                      5,696           17,999
Russ Berrie & Co., Inc.+                                                                      462            7,022
Tupperware Corp.                                                                            2,084           42,909

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS (CONTINUED)
Ultralife Batteries, Inc.+                                                                 14,066   $      180,748
Water Pik Technologies, Inc.+                                                                 478           13,245
WD-40 Co.                                                                                     654           20,176
                                                                                                    --------------
                                                                                                         2,654,632
                                                                                                    --------------

EDUCATION -- 0.1%

EDUCATION -- 0.1%
Corinthian Colleges, Inc.+                                                                  3,568           51,379
Learning Tree International, Inc.+                                                            332            4,024
Renaissance Learning, Inc.                                                                    310            5,580
Strayer Education, Inc.                                                                       575           58,799
Universal Technical Institute, Inc.+                                                          840           25,284
                                                                                                    --------------
                                                                                                           145,066
                                                                                                    --------------

ENERGY -- 7.8%

ENERGY SERVICES -- 3.5%
Alon USA Energy, Inc.                                                                         415           10,217
Atlas America, Inc.+                                                                          711           33,993
ATP Oil & Gas Corp.+                                                                          713           31,308
Atwood Oceanics, Inc.+                                                                        519           52,424
Basic Energy Services, Inc.+                                                               14,800          441,040
Bill Barrett Corp.+                                                                        17,111          557,647
Bois d'Arc Energy, Inc.+                                                                      529            8,808
Brigham Exploration Co.+                                                                    1,062            9,303
Bronco Drilling Co., Inc.+                                                                    251            6,601
CARBO Ceramics, Inc.                                                                          768           43,707
Carrizo Oil & Gas, Inc.+                                                                      783           20,350
Cheniere Energy, Inc.+                                                                      1,880           76,272
China Energy Savings Technology, Inc.+(1)(2)                                                   49              334
Crosstex Energy, Inc.                                                                         241           18,665
Delta Petroleum Corp.+                                                                      1,382           29,050
Endeavour International Corp.+                                                              2,204            6,414
FX Energy, Inc.+                                                                            1,360            7,113
Gasco Energy, Inc.+                                                                         2,521           14,118
Giant Industries, Inc.+                                                                       566           39,360
Goodrich Petroleum Corp.+                                                                     402           10,854
Helix Energy Solutions Group, Inc.+                                                         3,040          115,216
Hercules Offshore, Inc.+                                                                      361           12,278
Hornbeck Offshore Services, Inc.+                                                          18,031          650,378
Lufkin Industries, Inc.                                                                       554           30,714
Markwest Hydrocarbon, Inc.                                                                    208            4,763
Newpark Resources, Inc.+                                                                    3,305           27,101
Oceaneering International, Inc.+                                                            1,019           58,389
Parallel Petroleum Corp.+                                                                   1,336           24,649
Parker Drilling Co.+                                                                        3,758           34,837
PetroCorp, Inc.+*(1)(2)                                                                       154                0
Pioneer Drilling Co.+                                                                         774           12,717
Quantum Fuel Systems Technologies+                                                          1,671            5,982
Resource America, Inc., Class A                                                               624           12,430
RPC,Inc.                                                                                   19,765          451,630

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SERVICES (CONTINUED)
SEACOR Holdings, Inc.+                                                                        703   $       55,678
Sierra Pacific Resources+                                                                   7,200           99,432
South Jersey Industries, Inc.                                                               1,097           29,915
Southwest Gas Corp.                                                                         1,487           41,562
St. Mary Land & Exploration Co.                                                             2,247           91,745
Stone Energy Corp.+                                                                           942           41,570
Superior Energy Services, Inc.+                                                             3,049           81,683
Swift Energy Co.+                                                                           1,108           41,506
Syntroleum Corp.+                                                                           1,533           12,678
TETRA Technologies, Inc.+                                                                   1,331           62,610
Todco, Class A+                                                                            21,259          837,817
Toreador Resources Corp.+                                                                     605           18,821
TransMontaigne, Inc.+                                                                       1,659           16,275
Tri-Valley Corp.+                                                                             873            6,958
UIL Holding Corp.                                                                             575           30,101
Union Drilling, Inc.*                                                                         346            5,058
Unisource Energy Corp.                                                                      1,360           41,480
Unit Corp.+                                                                                10,500          585,375
Universal Compression Holdings, Inc.+                                                         698           35,368
Veritas DGC, Inc.+                                                                          1,334           60,550
W&T Offshore, Inc.                                                                            497           20,034
W-H Energy Services, Inc.+                                                                  1,097           48,805
Warren Resources, Inc.+                                                                       848           12,635
Western Refining, Inc.                                                                      8,900          192,418
WGL Holdings, Inc.                                                                          1,911           58,133
Whiting Petroleum Corp.+                                                                    1,412           57,878

ENERGY SOURCES -- 4.3%
Berry Petroleum Co., Class A                                                                  678           46,409
Cabot Oil & Gas Corp.                                                                       1,921           92,074
Callon Petroleum Co.+                                                                         534           11,225
Cimarex Energy Co.                                                                          3,191          138,043
Clayton Williams Energy, Inc.+                                                                221            9,043
Comstock Resources, Inc.+                                                                   1,592           47,267
Covanta Holding Corp.+                                                                      4,214           70,247
Denbury Resources, Inc.+                                                                   19,600          620,732
Dril-Quip, Inc.+                                                                              277           19,625
Edge Petroleum Corp.+                                                                         672           16,787
Encore Acquisition Co.+                                                                     1,935           59,985
Energy Partners, Ltd.+                                                                      1,311           30,913
Evergreen Solar, Inc.+                                                                      1,551           23,885
Foundation Coal Holdings, Inc.                                                                932           38,342
Frontier Oil Corp.                                                                          2,151          127,662
FuelCell Energy, Inc.+                                                                      1,892           21,701
Global Industries, Ltd.+                                                                   39,354          570,239
Grey Wolf, Inc.+                                                                            7,492           55,741
Gulf Islands Fabrication, Inc.                                                                358            8,474
Hanover Compressor Co.+                                                                     3,526           65,654
Harvest Natural Resources, Inc.+                                                            1,478           14,366
Holly Corp.                                                                                   806           59,741
Houston Exploration Co.+                                                                    1,125           59,288
Hydril Co.+                                                                                   741           57,761

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ENERGY (CONTINUED)

ENERGY SOURCES (CONTINUED)
International Coal Group, Inc.                                                             62,600   $      609,724
James River Coal Co.+                                                                         514           17,461
KCS Energy, Inc.+                                                                          24,049          625,274
KFX, Inc.+                                                                                  2,308           42,006
McMoRan Exploration Co.+                                                                      810           14,450
Meridian Resource Corp.+                                                                    3,399           13,766
National-Oilwell Varco, Inc.+                                                              11,635          746,036
Natural Resource Partners LP+                                                              17,100          902,538
Oil States International, Inc.+                                                             1,597           58,849
Ormat Technologies, Inc.                                                                      282           10,744
Pacific Ethanol, Inc.+                                                                        115            2,483
Penn Virginia Corp.                                                                           726           51,546
PetroHawk Energy Corp.+                                                                     2,073           28,400
Petroleum Development Corp.+                                                                  651           29,529
Petroquest Energy, Inc.                                                                     1,599           16,134
Plug Power, Inc.+                                                                           1,983            9,915
Range Resources Corp.                                                                      21,400          584,434
Remington Oil & Gas Corp.+                                                                    916           39,590
Sunpower Corp.                                                                                309           11,791
Superior Well Services, Inc.+                                                               5,153          149,798
XTO Energy, Inc.                                                                           11,166          486,503
                                                                                                    --------------
                                                                                                        12,160,922
                                                                                                    --------------

FINANCE -- 13.1%

BANKS -- 6.9%
1st Source Corp.                                                                              460           13,791
Alabama National Bancorp.                                                                     534           36,526
AMCORE Financial, Inc.                                                                     11,731          370,934
AmericanWest Bancorp+                                                                         408           10,800
Ameris Bancorp                                                                                465           10,816
Ames National Corp.                                                                           331            8,037
Anchor BanCorp Wisconsin, Inc.                                                                893           27,067
BancFirst Corp.                                                                               308           13,429
Bancorp, Inc.+                                                                                406            9,967
BancorpSouth, Inc.                                                                          3,073           73,783
Banctrust Financial Group, Inc.                                                            10,768          238,511
Bank Corp.+                                                                                   554            6,565
Bank Mutual Corp.                                                                           2,246           26,593
Bank of the Ozarks, Inc.                                                                      446           16,279
BankAtlantic Bancorp, Inc., Class A                                                         1,719           24,736
BankFinancial Corp.+                                                                          960           15,283
Bankrate, Inc.+                                                                               372           16,204
Bankunited Financial Corp., Class A                                                         1,016           27,473
Banner Corp.                                                                                  411           13,974
Boston Private Financial Holdings, Inc.                                                     1,356           45,819
Brookline Bancorp, Inc.                                                                     2,441           37,811
Camden National Corp.                                                                         292           11,213
Capital City Bank Group, Inc.                                                                 480           17,064
Capital Corp. of the West                                                                     365           13,403
Capital Crossing Bank+                                                                        207            6,595
Capitol Bancorp, Ltd.                                                                         489           22,861

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Cardinal Financial Corp.                                                                      937   $       12,678
Cascade Bancorp                                                                               661           19,533
Cascade Financial Corp.                                                                     3,000           57,000
Cathay General Bancorp                                                                      1,785           67,187
Centennial Bank Holdings, Inc.+                                                             2,400           28,080
Center Financial Corp.                                                                        438           10,613
Charter Financial Corp.                                                                       154            5,861
Chemical Financial Corp.                                                                      989           31,955
Chittenden Corp.                                                                            1,822           52,783
Citizens & Northern Corp.                                                                     325            7,865
Citizens Banking Corp.                                                                      1,695           45,511
City Bank                                                                                   1,899           88,379
City Holding Co.                                                                              706           25,974
Clifton Savings Bancorp, Inc.                                                                 527            5,634
Coastal Financial Corp.                                                                       628            8,641
Cobiz, Inc.                                                                                   576           11,866
Colony Bankcorp, Inc.                                                                         215            4,739
Columbia Banking Systems, Inc.                                                                614           20,544
Commercial Bankshares, Inc.                                                                   184            6,492
Community Bancorp Nevada+                                                                     212            6,566
Community Bank Systems, Inc.                                                                1,192           26,617
Community Banks, Inc.                                                                         846           24,077
Community Trust Bancorp, Inc.                                                                 584           19,798
Corus Bankshares, Inc.                                                                        732           43,510
Cullen/Frost Bankers, Inc.                                                                  7,400          397,750
CVB Financial Corp.                                                                         2,310           39,501
Dime Community Bancshares                                                                   1,046           15,031
Enterprise Financial Services Corp.+                                                          304            8,327
Eurobancshares, Inc.+                                                                         341            4,020
F.N.B. Corp.                                                                                2,208           37,757
Farmers Capital Bank Corp.                                                                    239            7,557
Fidelity Bankshares, Inc.                                                                     881           29,628
Financial Institutions, Inc.                                                                  355            6,706
First Bancorp                                                                               2,687           33,211
First Bancorp NA                                                                              447           10,004
First Busey Corp.                                                                             542           11,436
First Charter Corp.                                                                        15,993          395,027
First Citizens BancShares, Inc., Class A                                                      237           45,741
First Commonwealth Financial Corp.                                                          2,760           40,462
First Community Bancorp                                                                       577           33,270
First Community Bancshares, Inc.                                                              396           12,664
First Defiance Financial Corp.                                                                276            7,270
First Financial Bancorp                                                                     1,383           23,013
First Financial Bankshares, Inc.                                                              722           27,653
First Financial Corp.                                                                         530           15,794
First Financial Holdings, Inc.                                                                485           15,374
First Indiana Corp.                                                                           525           14,647
First Merchants Corp.                                                                         727           19,280
First Midwest Bancorp, Inc.                                                                 1,794           65,607
First Niagara Financial Group, Inc.                                                         4,539           66,542
First Oak Brook Bancshares, Inc.                                                              260            6,955
First Place Financial Corp.                                                                   588           14,582

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
First Regional Bancorp+                                                                        95   $        8,467
First Republic Bank                                                                           850           32,147
First Security Group, Inc.                                                                 29,400          324,870
First South Bancorp, Inc.                                                                     190            7,195
First State Bancorp.                                                                       15,903          422,384
FirstFed Financial Corp.+                                                                     649           38,817
Flagstar Bancorp, Inc.                                                                      1,359           20,521
Flushing Financial Corp.                                                                      755           13,182
FNB Corp.                                                                                     286            9,718
Franklin Bank Corp.+                                                                       55,793        1,072,899
Fremont General Corp.                                                                       2,548           54,935
Frontier Financial Corp.                                                                      967           31,950
Glacier Bancorp, Inc.                                                                       1,226           38,067
Gold Banc Corp., Inc.                                                                       1,537           28,158
Great Southern Bancorp, Inc.                                                                  409           11,812
Greater Bay Bancorp                                                                         2,009           55,730
Greene County Bancshares, Inc.                                                                325            9,493
Hancock Holding Co.                                                                         1,050           48,846
Hanmi Financial Corp.                                                                       1,566           28,282
Harbor Florida Bancshares, Inc.                                                               817           30,940
Harleysville National Corp.                                                                 1,083           24,627
IBERIABANK Corp.                                                                            3,226          182,495
Independent Bank Corp.                                                                        872           24,808
Independent Bank Corp. (Massachusetts)                                                        604           19,419
Integra Bank Corp.                                                                            602           13,762
Interchange Financial Services Corp.                                                          661           12,559
Investors Financial Services Corp.                                                          5,200          243,724
Irwin Financial Corp.                                                                         715           13,821
ITLA Capital Corp.                                                                            226           10,898
KNBT Bancorp, Inc.                                                                          1,212           19,816
Lakeland Bancorp, Inc.                                                                        708           11,016
Lakeland Financial Corp.                                                                      232           10,846
Macatawa Bank Corp.                                                                           400           15,164
MAF Bancorp, Inc.                                                                           1,267           55,457
Main Street Banks, Inc.                                                                       615           15,916
Mainsource Financial Group, Inc.                                                              465            8,788
MCG Capital Corp.                                                                           1,960           27,656
Mercantile Bank Corp.                                                                         298           11,652
Mid-State Bancshares                                                                          899           26,458
Midwest Banc Holdings, Inc.                                                                16,121          418,179
Nara Bancorp, Inc.                                                                            790           13,864
NASB Financial, Inc.                                                                          113            3,871
National Penn Bancshares, Inc.                                                              1,699           36,155
NBT Bancorp, Inc.                                                                           1,273           29,597
NewAlliance Bancshares, Inc.                                                                4,481           64,661
Northern Empire Bancshares+                                                                   313            7,903
Northwest Bancorp, Inc.                                                                       770           19,065
OceanFirst Financial Corp.                                                                    352            8,624
Old National Bancorp                                                                        2,682           58,038
Old Second Bancorp, Inc.                                                                      530           17,400
Omega Financial Corp.                                                                         485           16,422
Oriental Financial Group                                                                      832           12,022

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Pacific Capital Bancorp                                                                     1,799   $       60,878
Park National Corp.                                                                           477           50,800
Peapack Gladstone Financial Corp.                                                             326            8,349
Pennsylvania Commerce Bancorp, Inc.+                                                          173            5,216
Peoples Bancorp, Inc.                                                                         360           10,800
PFF Bancorp, Inc.                                                                             763           25,721
Pinnacle Financial Partners, Inc.+                                                            285            7,820
Placer Sierra Bancshares                                                                      263            7,509
Preferred Bank Los Angeles California                                                         162            8,179
Premierwest Bancorp                                                                           541           10,008
PrivateBancorp, Inc.                                                                          650           26,968
Prosperity Bancshares, Inc.                                                                   840           25,376
Provident Bankshares Corp.                                                                  1,294           47,166
Provident Financial Holdings, Inc.                                                            182            5,933
Provident Financial Services, Inc.                                                          2,849           51,567
R&G Financial Corp., Class B                                                                1,093           13,837
Renasant Corp.                                                                                408           15,072
Republic Bancorp, Inc.                                                                      3,025           36,421
Republic Bancorp, Inc., Class A                                                               296            6,015
Royal Bancshares of Pennsylvania, Inc., Class A                                               171            4,193
S&T Bancorp, Inc.                                                                           1,043           38,153
S.Y. Bancorp, Inc.                                                                            468           12,365
Sandy Spring Bancorp, Inc.                                                                    575           21,844
Santander Bancorp                                                                             209            5,309
SCBT Financial Corp.                                                                          316           11,085
Seacoast Banking Corp. of Florida                                                             498           14,497
Security Bank Corp.                                                                           412           10,411
Sierra Bancorp                                                                                200            5,152
Signature Bank+                                                                            14,361          468,025
Simmons First National Corp., Class A                                                         564           16,785
Sound Federal Bancorp, Inc.                                                                   437            8,998
Southside Bancshares, Inc.                                                                    404            8,173
Southwest Bancorp, Inc.                                                                       534           11,876
State Bancorp, Inc.                                                                           386            5,902
State National Bancshares, Inc.+                                                              190            5,177
Sterling Bancorp                                                                              756           15,574
Sterling Bancshares, Inc.                                                                   1,776           32,057
Sterling Financial Corp. (Pennsylvania)                                                     1,003           21,905
Sterling Financial Corp. (Washington)                                                       1,358           39,382
Suffolk Bancorp                                                                               417           14,470
Summit Bankshares, Inc.                                                                       404            7,785
Summit Financial Group, Inc.                                                                  190            3,827
Sun Bancorp, Inc.+                                                                            443            8,638
Susquehanna Bancshares, Inc.                                                                1,833           47,236
SVB Financial Group+                                                                        1,393           73,899
Taylor Capital Group, Inc.                                                                    177            6,937
Texas Capital Bancshares, Inc.+                                                               877           21,048
Texas Regional Bancshares, Inc., Class A                                                    1,777           52,404
Tompkins Trustco, Inc.                                                                      2,649          127,549
Trico Bancshares                                                                              464           13,140
TrustCo Bank Corp. NY                                                                       2,958           35,999
Trustmark Corp.                                                                             1,856           58,724

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
UCBH Holdings, Inc.                                                                        43,592   $      824,761
UMB Financial Corp.                                                                           613           43,051
Umpqua Holdings Corp.                                                                      19,545          557,032
Union Bankshares Corp.                                                                        344           15,724
United Bankshares, Inc.                                                                     1,469           56,219
United Community Banks, Inc.                                                                1,240           34,906
United Community Financial Corp.                                                            1,040           12,605
United Security Bancshares, Inc.                                                              227            6,081
Univest Corp. of Pennsylvania                                                                 451           11,482
USB Holding Co., Inc.                                                                         454           10,415
Vineyard National Bancorp                                                                     301            8,819
Virginia Commerce Bancorp, Inc.+                                                              353           12,690
Virginia Financial Group, Inc.                                                                281           11,246
W Holding Co., Inc.                                                                         4,289           33,754
Washington Trust Bancorp, Inc.                                                                465           13,053
Webster Financial Corp.                                                                     5,700          276,222
WesBanco, Inc.                                                                                891           29,234
West Bancorp., Inc.                                                                           656           13,008
West Coast Bancorp                                                                            581           16,239
Westamerica Bancorp                                                                         1,287           66,821
Western Alliance Bancorp.+                                                                    152            5,647
Western Sierra Bancorp                                                                        261           11,834
Westfield Financial, Inc.                                                                     161            3,977
Wilshire Bancorp, Inc.                                                                        606           11,266
Wintrust Financial Corp.                                                                      916           53,284
WSFS Financial Corp.                                                                          216           13,571
Yardville National Bancorp                                                                    328           12,070

FINANCIAL SERVICES -- 3.6%
Accredited Home Lenders Holding Co.+                                                          691           35,365
ACE Cash Express, Inc.+                                                                       446           11,101
Advance America Cash Advance Centers, Inc.                                                  2,679           38,524
Advanta Corp., Class B                                                                        746           27,505
Advisory Board Co.+                                                                           758           42,274
American Equity Investment Life Holding Co.                                                 1,290           18,499
Anworth Mtg. Asset Corp.                                                                    1,860           14,620
Apollo Investment Corp.                                                                     2,449           43,617
Ares Capital Corp.                                                                          1,488           25,564
Arrow Financial Corp.                                                                         414           11,344
Asset Acceptance Capital Corp.+                                                               351            6,834
ASTA Funding, Inc.                                                                            406           13,504
Bank of Granite Corp.                                                                         518           10,500
Berkshire Hills Bancorp, Inc.                                                                 302           10,552
Beverly Hills Bancorp, Inc.                                                                   539            5,713
BFC Financial Corp., Class A+                                                                 947            6,203
BKF Capital Group, Inc.                                                                       267            3,471
Calamos Asset Management, Inc., Class A                                                       903           33,772
Candela Corp.+                                                                                887           19,159
Capital Southwest Corp.                                                                       108           10,314
CapitalSource, Inc.+                                                                       26,939          670,242
CBIZ, Inc.+                                                                                 2,387           19,096
Central Pacific Financial Corp.                                                            17,192          631,290

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
CharterMac                                                                                  1,584   $       32,155
Clayton Holdings, Inc.                                                                     11,000          231,880
Cohen & Steers, Inc.                                                                          329            8,060
Commercial Capital Bancorp, Inc.                                                            1,737           24,422
CompuCredit Corp.+                                                                            878           32,319
Delta Financial Corp.                                                                         400            3,820
Digi International, Inc.+                                                                     886           10,340
Direct General Corp.                                                                          590           10,036
Doral Financial Corp.                                                                       3,381           39,050
Encore Capital Group, Inc.+                                                                   577            8,511
eSPEED, Inc., Class A+                                                                        822            6,551
Euronet Worldwide, Inc+                                                                     1,220           46,153
Federal Agricultural Mtg. Corp., Class C                                                      430           12,651
Financial Federal Corp.                                                                    11,376          333,317
First Acceptance Corp.+                                                                       667            8,871
Flanders Corp.+                                                                               515            6,015
GAMCO Investors, Inc,                                                                         275           10,986
GB&T Bancshares, Inc.                                                                         489           10,929
GFI Group, Inc.+                                                                              230           11,939
Gladstone Capital Corp.                                                                       444            9,568
Gladstone Investment Corp.                                                                    650            9,815
Global Cash Access, Inc.+                                                                     632           11,073
Greenhill & Co., Inc.                                                                         470           31,072
Hartmarx Corp.+                                                                             1,013            9,026
Heartland Financial USA, Inc.                                                                 416            9,818
Heartland Payment Systems, Inc.+                                                           47,222        1,169,689
Heritage Commerce Corp.                                                                       466           11,650
Horizon Financial Corp.                                                                       397           10,147
Huron Consulting Group, Inc.+                                                                 262            7,936
IntercontinentalExchange, Inc.+                                                               740           51,097
International Securities Exchange, Inc.                                                       443           18,451
Investment Technology Group, Inc.+                                                          1,556           77,489
Investors Bancorp, Inc.+                                                                    2,086           29,079
Ipayment, Inc.+                                                                               506           21,682
Jackson Hewitt Tax Service, Inc.                                                            1,477           46,644
Jacuzzi Brands, Inc.+                                                                       3,011           29,598
Kearny Financial Corp.                                                                        857           11,767
Knight Capital Group, Inc.+                                                                 4,241           59,077
LaBranche & Co., Inc.+                                                                      2,118           33,486
MarketAxess Holdings, Inc.+                                                                   951           11,440
MB Financial, Inc.                                                                            862           30,515
MBT Financial Corp.                                                                           572            9,610
MoneyGram International, Inc.                                                               3,390          104,141
Morningstar, Inc.+                                                                            334           14,953
Nasdaq Stock Market, Inc.+                                                                  1,752           70,150
National Financial Partners Corp.                                                           1,384           78,224
NBC Capital Corp.                                                                             272            6,237
NCO Group, Inc.+                                                                            1,260           29,925
NGP Capital Resources Co.                                                                     683            9,289
Ocwen Financial Corp.+                                                                      1,350           13,797
OptionsXpress Holdings, Inc.                                                                  809           23,526
Partners Trust Financial Group, Inc.                                                        1,959           23,351

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
PennFed Financial Services, Inc.                                                              358   $        6,863
Piper Jaffray Cos.+                                                                           806           44,330
Portfolio Recovery Associates, Inc.+                                                       14,412          674,914
PRG Shultz International, Inc.+                                                             1,530              933
Provident New York Bancorp                                                                  1,595           20,687
QC Holdings, Inc.+                                                                            273            3,448
Rockville Financial, Inc.+                                                                    323            4,629
Sanders Morris Harris Group, Inc.                                                             498            7,988
Stifel Financial Corp.+                                                                       330           14,411
SWS Group, Inc.                                                                               603           15,768
Technology Investment Capital Corp.                                                           523            7,604
Thomas Weisel Partners Group, Inc.+                                                           800           17,520
Tierone Corp.                                                                                 712           24,172
TNS, Inc.+                                                                                    419            8,874
Tower Group, Inc.                                                                             658           15,200
United Financial Bancorp, Inc.                                                                315            3,789
United Panam Financial Corp.+                                                                 196            6,056
Universal American Financial Corp.+                                                         1,011           15,569
Viad Corp.                                                                                    874           29,961
Waddell & Reed Financial, Inc., Class A                                                     2,988           69,023
Wauwatosa Holdings, Inc.                                                                      418            5,685
World Acceptance Corp.+                                                                       746           20,440
Wright Express Corp.+                                                                       1,578           44,263

INSURANCE -- 2.6%
21st Century Insurance Group#                                                               1,264           19,971
Affirmative Insurance Holdings, Inc.                                                          334            4,412
Alfa Corp.                                                                                  1,276           21,871
American Physicians Capital, Inc.+                                                            289           13,872
Argonaut Group, Inc.+                                                                       1,181           41,985
Baldwin & Lyons, Inc., Class B                                                                295            7,832
Bristol West Holdings, Inc.                                                                   681           13,109
Ceres Group, Inc.+                                                                          1,357            7,491
Citizens, Inc.+                                                                             1,324            6,832
CNA Surety Corp.+                                                                          18,313          306,376
Crawford & Co., Class B                                                                       915            5,490
Delphi Financial Group, Inc., Class A                                                       1,094           56,483
Donegal Group, Inc., Class A                                                                  371            9,679
EMC Insurance Group, Inc.                                                                  19,033          530,450
Enstar Group, Inc.+                                                                           128           11,487
FBL Financial Group, Inc., Class A                                                            509           17,535
FPIC Insurance Group, Inc.+                                                                   399           15,082
Great American Financial Resources, Inc.                                                      332            6,550
Harleysville Group, Inc.                                                                      520           15,439
Hilb, Rogal & Hamilton Co.                                                                  1,258           51,855
Horace Mann Educators Corp.                                                                 1,683           31,640
Independence Holding Co.                                                                      171            3,943
Infinity Property & Casualty Corp.                                                            812           33,893
James River Group, Inc.+                                                                      161            4,334
Kansas City Life Insurance Co.                                                                144            7,379
KMG America Corp.+                                                                            830            7,105
LandAmerica Financial Group, Inc.                                                             708           48,038

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FINANCE (CONTINUED)

INSURANCE (CONTINUED)
LifeCell Corp.+                                                                             1,260   $       28,413
Midland Co.                                                                                12,821          448,479
National Interstate Corp.+                                                                    167            3,632
National Western Life Insurance Co., Class A+                                                  88           20,442
Navigators Group, Inc.+                                                                       440           21,824
Odyssey Re Holdings Corp.                                                                     494           10,720
Ohio Casualty Corp.                                                                         2,459           77,950
Phoenix Cos., Inc.                                                                          3,730           60,799
PICO Holdings, Inc.+                                                                          335           11,018
PMA Capital Corp., Class A+                                                                 1,250           12,725
PMI Group, Inc.                                                                            13,500          619,920
Presidential Life Corp.                                                                       805           20,455
ProAssurance Corp.+                                                                         1,098           57,096
Republic Cos Group, Inc.                                                                      236            4,097
RLI Corp.                                                                                   7,582          434,449
Safety Insurance Group, Inc.                                                                  457           20,867
SeaBright Insurance Holdings, Inc.+                                                           298            5,191
Selective Insurance Group, Inc.                                                             1,113           58,989
State Auto Financial Corp.                                                                    550           18,540
Stewart Information Services Corp.                                                            670           31,544
Triad Guaranty, Inc.+                                                                      13,150          616,735
UICI                                                                                        1,384           51,194
United Fire & Casualty Co.                                                                    668           21,977
USI Holdings Corp.+                                                                         1,780           28,711
Zenith National Insurance Corp.                                                             1,018           48,996
                                                                                                    --------------
                                                                                                        20,449,920
                                                                                                    --------------

HEALTHCARE -- 10.5%

DRUGS -- 3.3%
Abgenix, Inc.+                                                                              3,523           79,267
Acadia Pharmaceuticals, Inc.+                                                                 641           10,243
Adams Respiratory Therapeutics, Inc.+                                                         312           12,408
Adolor Corp.+                                                                               1,534           36,509
Alexion Pharmaceuticals, Inc.+                                                              1,205           42,681
Alkermes, Inc.+                                                                             3,546           78,189
Alpharma, Inc., Class A                                                                     1,563           41,920
Amylin Pharmaceuticals, Inc.+                                                               4,310          210,974
Andrx Corp.+                                                                                2,873           68,205
Antigenics, Inc.+                                                                           1,132            3,102
Applera Corp. - Celera Genomics Group+                                                      2,895           33,843
Arena Pharmaceuticals, Inc.+                                                                1,384           25,064
ARIAD Pharmaceuticals, Inc.+                                                                2,374           15,621
Arqule, Inc.+                                                                               1,238            7,106
Array Biopharma, Inc.+                                                                      1,235           11,288
Barrier Therapeutics, Inc.+                                                                   543            5,256
Bio-Rad Laboratories, Inc., Class A+                                                          693           43,209
BioMarin Pharmaceutical, Inc.+                                                              2,875           38,582
Caraco Pharmaceutical Laboratories, Ltd.+                                                     356            4,628
Connetics Corp.+                                                                            1,366           23,126
Cubist Pharmaceuticals, Inc.+                                                               2,092           48,053
CuraGen Corp.+                                                                              1,852            9,279

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
CV Therapeutics, Inc.+                                                                     22,893   $      505,477
Cypress Biosciences, Inc.+                                                                  1,194            7,522
Dendreon Corp.+                                                                             2,325           10,951
DepoMed, Inc.+                                                                             55,700          363,721
Digene Corp.+                                                                                 650           25,415
Discovery Laboratories, Inc.+                                                               2,295           16,822
Diversa Corp.+                                                                                864            7,871
Dov Pharmaceutical, Inc.+                                                                     893           14,270
Durect Corp.+                                                                               1,653           10,513
DUSA Pharmaceuticals, Inc.+                                                                56,564          399,342
EGL, Inc.+                                                                                  1,272           57,240
Encysive Pharmaceuticals, Inc.+                                                             2,281           11,154
Enzo Biochem, Inc.+                                                                         1,079           14,567
Enzon Pharmaceuticals, Inc.+                                                                1,722           13,948
Exelixis, Inc.+                                                                             3,259           39,141
First Horizon Pharmaceutical Corp.+                                                         1,084           27,328
Geron Corp.+                                                                                2,509           20,850
HealthExtras, Inc.+                                                                           838           29,581
I-Flow Corp.+                                                                                 783           10,430
ICOS Corp.+                                                                                 2,506           55,257
Idenix Pharmaceuticals, Inc.+                                                                 566            7,681
Illumina, Inc.+                                                                             1,409           33,464
ImmunoGen, Inc.+                                                                            1,610            6,987
Incyte Corp.+                                                                               3,263           19,643
Inspire Phamaceutical, Inc.+                                                                1,651            8,635
Integra LifeSciences Holdings Corp.+                                                          806           33,030
Isis Pharmaceuticals, Inc.+                                                                 2,834           25,534
Ista Pharmaceuticals, Inc.+                                                                   505            3,207
KV Pharmaceutical Co., Class A+                                                             1,409           33,985
Marshall Edwards, Inc.+                                                                       276            1,540
Martek Biosciences Corp.+                                                                   1,233           40,479
Maxygen, Inc.+                                                                              1,002            8,297
Medarex, Inc.+                                                                              4,345           57,441
Medicines Co.+                                                                              1,940           39,906
Medicis Pharmaceutical Corp., Class A                                                       2,130           69,438
MGI Pharma, Inc.+                                                                          35,618          623,315
Momenta Pharmaceuticals, Inc.+                                                                373            7,333
Myogen, Inc.+                                                                                 813           29,455
Nanogen, Inc.+                                                                              2,127            6,424
Neopharm, Inc.+                                                                               675            5,643
Neurocrine Biosciences, Inc.+                                                               1,438           92,809
Neurogen Corp.+                                                                               892            5,521
New River Pharmaceuticals, Inc.+                                                              476           15,808
Northfield Laboratories, Inc.+                                                                922            9,220
Noven Pharmaceuticals, Inc.+                                                                  925           16,659
NPS Pharmaceuticals, Inc.+                                                                 37,504          320,284
Onyx Pharmaceuticals, Inc.+                                                                 1,586           41,648
Pain Therapeutics, Inc.+                                                                    1,096           11,914
Par Pharmaceutical Cos., Inc.+                                                              1,342           37,818
Parexel International Corp.+                                                                1,025           27,101
Penwest Pharmaceuticals Co.+                                                                  853           18,502
Perrigo Co.                                                                                 3,289           53,644

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

DRUGS (CONTINUED)
Pharmion Corp,+                                                                               963   $       17,353
Pozen, Inc.+                                                                                  938           15,665
Prestige Brands Holdings, Inc.+                                                             1,099           13,375
Progenics Pharmaceuticals, Inc.+                                                              785           20,795
Regeneron Pharmaceuticals, Inc.+                                                            1,364           22,683
Renovis, Inc.+                                                                                876           18,676
Salix Pharmaceuticals, Ltd.+                                                                1,774           29,289
Savient Pharmaceuticals, Inc.+                                                              2,386           12,717
Star Scientific, Inc.+                                                                      1,337            4,185
SuperGen, Inc.+                                                                             2,009           11,411
Tanox, Inc.+                                                                                  961           18,663
Tercica, Inc.+                                                                                412            2,760
Trimeris, Inc.+                                                                               696            9,403
United Therapeutics Corp.+                                                                 10,488          695,145
Vertex Pharmaceuticals, Inc.+                                                               3,718          136,042
ViaCell, Inc.+                                                                                292            1,609
Xenoport, Inc.+                                                                               180            4,075
Zymogenetics, Inc.+                                                                         1,194           25,814

HEALTH SERVICES -- 4.9%
Aastrom Biosciences, Inc.+                                                                  3,996            8,112
Adeza Biomedical Corp.+                                                                       155            3,275
Alliance Imaging, Inc.+                                                                       510            3,284
Allied Healthcare International, Inc.+                                                      1,193            5,786
Allion Healthcare, Inc.+                                                                   22,243          301,615
Allscripts Heathcare Solutions, Inc.+                                                      20,418          373,854
Amedisys, Inc.+                                                                               607           21,093
America Service Group, Inc.+                                                                  427            5,564
American Dental Partners, Inc.+                                                               469            6,332
American Retirement Corp.+                                                                  1,087           27,849
AMERIGROUP Corp.+                                                                          13,406          282,062
AMICAS, Inc.+                                                                               1,886            8,902
AMN Healthcare Services, Inc.+                                                                454            8,499
Amsurg Corp.+                                                                               1,158           26,275
Angelica Corp.                                                                                360            7,387
Apria Healthcare Group, Inc.+                                                              15,221          349,779
AVANIR Pharmaceuticals                                                                      1,123           16,418
Bio-Reference Laboratories, Inc.+                                                             398            7,180
Brookdale Senior Living, Inc.+                                                                436           16,459
Centene Corp.+                                                                              1,642           47,897
Coley Pharmaceutical Group, Inc.+                                                             239            3,621
Conor Medsystems, Inc.+                                                                       327            9,614
Corvel Corp.+                                                                                 229            5,043
Cotherix, Inc.+                                                                               575            5,256
Dendrite International, Inc.+                                                              17,272          235,763
Diagnostic Products Corp.                                                                     896           42,676
Dialysis Corp. of America                                                                  29,800          395,446
Drugstore.com, Inc.+                                                                        2,680            8,281
Eclipsys Corp.+                                                                             1,503           35,486
Genesis Healthcare Corp.+                                                                     778           34,185
Genomic Health, Inc.+                                                                         198            2,053
Gentiva Health Services, Inc.+                                                                916           16,680

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

HEALTH SERVICES (CONTINUED)
Healthcare Services Group, Inc.                                                            17,944   $      383,284
Healthways, Inc.+                                                                           1,302           66,324
Horizon Health Corp.+                                                                         413            8,177
Introgen Therapeutics, Inc.+                                                                  778            4,131
Intuitive Surgical, Inc.+                                                                   1,364          160,952
Kindred Healthcare, Inc.+                                                                  18,718          470,758
Laserscope+                                                                                   780           18,447
LHC Group, Inc.+                                                                              173            2,768
LifePoint Hospitals, Inc.+                                                                 24,900          774,390
Magellan Health Services, Inc.+                                                             1,057           42,777
Matria Healthcare, Inc.+                                                                      805           30,558
Medcath Corp.+                                                                                288            5,507
MedQuist, Inc.+                                                                            16,700          226,285
Merge Technologies, Inc.+                                                                     808           12,904
Meridian Bioscience, Inc.                                                                     725           19,561
Metrologic Instruments, Inc.+                                                                 463           10,709
Molina Healthcare, Inc.+                                                                      434           14,526
Monogram Biosciences, Inc.+                                                                 4,774            8,784
Nabi Biopharmaceuticals+                                                                    2,310           13,028
National Dentex Corp.+                                                                     17,600          408,848
National Healthcare Corp.                                                                     247            9,900
Nuvelo, Inc.+                                                                               1,649           29,385
Odyssey Healthcare, Inc.+                                                                   1,354           23,302
Option Care, Inc.                                                                             850           12,019
Orchid Cellmark, Inc.+                                                                     61,760          354,502
PainCare Holdings, Inc.+                                                                    1,816            3,469
Pediatrix Medical Group, Inc.+                                                                970           99,561
PRA International+                                                                            441           10,932
Psychiatric Solutions, Inc.+                                                                1,998           66,194
Radiation Therapy Services, Inc.+                                                             434           11,071
RehabCare Group, Inc.+                                                                     18,357          346,029
Res-Care, Inc.+                                                                               793           14,575
SonoSite, Inc.+                                                                               605           24,587
StemCells, Inc.+                                                                            2,454            8,785
Stratagene Corp.+                                                                             275            3,025
Sunrise Senior Living, Inc.+                                                                1,300           50,661
Symbion, Inc.+                                                                             38,580          873,837
Threshold Pharmaceuticals, Inc.+                                                              265            3,972
U.S. Physical Therapy, Inc.+                                                                  467            7,990
United Surgical Partners International, Inc.+                                              17,248          610,752
Vistacare, Inc., Class A+                                                                     433            6,712
WellCare Health Plans, Inc.+                                                                  731           33,217

MEDICAL PRODUCTS -- 2.3%
Abaxis, Inc.+                                                                                 777           17,622
ABIOMED, Inc.+                                                                                746            9,623
Align Technology, Inc.+                                                                     2,413           22,127
American Medical Systems Holdings, Inc.+                                                    2,706           60,885
AngioDynamics, Inc.+                                                                           86            2,585
Arrow International, Inc.                                                                     831           27,149
ArthroCare Corp.+                                                                             952           45,525
Aspect Medical Systems, Inc.+                                                                 638           17,507

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
AtheroGenics, Inc.+                                                                         1,480   $       24,154
Bentley Pharmaceuticals, Inc.+                                                             28,516          374,985
Bioenvision, Inc.+                                                                          1,587           11,315
BioScrip, Inc.+                                                                             1,450           10,454
Biosite, Inc.+                                                                                663           34,430
Bruker BioSciences Corp.+                                                                   1,468            7,927
Caliper Life Sciences, Inc.+                                                               42,175          269,920
Cantel Medical Corp.+                                                                         442            7,244
Cell Genesys, Inc.+                                                                         1,782           14,220
Cell Therapeutics, Inc.+                                                                    2,821            5,388
Cepheid, Inc.+                                                                              1,667           15,270
CONMED Corp.+                                                                               1,153           22,080
Curis, Inc.+                                                                                1,880            4,474
Cyberonics, Inc.+                                                                             835           21,518
Datascope Corp.                                                                               459           18,158
Decode Genetics, Inc.+                                                                      2,141           18,562
DexCom, Inc.+                                                                                 173            3,507
DJ Orthopedics, Inc.+                                                                         852           33,875
Encore Medical Corp.+                                                                       1,582            8,100
EPIX Pharmaceuticals, Inc.+                                                                   860            3,010
ev3, Inc.+                                                                                 20,168          357,175
Foxhollow Technologies, Inc.+                                                                 545           16,650
Genitope Corp.+                                                                               936            8,143
GTX, Inc.+                                                                                    365            3,986
Haemonetics Corp.+                                                                          1,010           51,278
Hayes Lemmerz International, Inc.+                                                          1,486            4,057
HealthTronics Surgical Services, Inc.+                                                      1,328           10,983
Hi-Tech Pharmacal Co., Inc.+                                                                  303            8,545
Hologic, Inc.+                                                                              1,711           94,704
Human Genome Sciences, Inc.+                                                                5,143           55,904
ICU Medical, Inc.+                                                                            543           19,651
Immucor, Inc.+                                                                              1,778           51,011
InterMune, Inc.+                                                                              981           18,188
Intralase Corp.+                                                                              510           11,832
Invacare Corp.                                                                              1,204           37,396
Inverness Medical Innovations, Inc.+                                                          791           22,725
IRIS International, Inc.+                                                                     644           10,066
Kensey Nash Corp.+                                                                            367           10,496
Keryx Biopharmaceuticals, Inc.+                                                             1,083           20,696
Kyphon, Inc.+                                                                              17,138          637,534
LCA-Vision, Inc.                                                                              799           40,038
Lexicon Genetics, Inc.+                                                                     2,495           13,822
Luminex Corp.+                                                                              1,002           14,890
Mannkind Corp.+                                                                               995           20,338
Medis Technologies, Ltd.+                                                                     583           13,601
Mentor Corp.                                                                                1,265           57,317
Merit Medical Systems, Inc.+                                                                1,032           12,394
Molecular Devices Corp.+                                                                      664           22,018
Myriad Genetics, Inc.+                                                                      1,532           39,970
Nastech Pharmaceutical, Inc.+                                                                 809           14,562
Nektar Therapeutics+                                                                        3,335           67,967
Neurometrix, Inc.+                                                                            224            8,723

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HEALTHCARE (CONTINUED)

MEDICAL PRODUCTS (CONTINUED)
NitroMed, Inc.+                                                                               645   $        5,418
NuVasive, Inc.+                                                                               600           11,310
Nxstage Medical, Inc.+                                                                        226            2,900
OccuLogix, Inc.+                                                                              438            1,511
OraSure Technologies, Inc.+                                                                 1,754           18,066
Palomar Medical Technologies, Inc.+                                                           662           22,144
PolyMedica Corp.                                                                              946           40,073
PSS World Medical, Inc.+                                                                    2,537           48,939
Quality Systems, Inc.+                                                                        590           19,529
Rigel Pharmaceuticals, Inc.+                                                                  926           10,640
Seattle Genetics, Inc.+                                                                       978            5,046
Serologicals Corp.+                                                                         1,365           33,388
Somanetics Corp.+                                                                             399            8,810
Stereotaxis, Inc.+                                                                            524            6,608
STERIS Corp.                                                                                2,720           67,130
SurModics, Inc.+                                                                              593           20,968
Sybron Dental Specialties, Inc.+                                                            1,574           64,912
Symmetry Medical, Inc.+                                                                       327            6,936
Telik, Inc.+                                                                                2,040           39,494
ThermoGenesis Corp.+                                                                        1,800            7,290
Thoratec Corp.+                                                                             1,901           36,632
Tiens Biotech Group USA, Inc.+                                                                153              705
TriPath Imaging, Inc.+                                                                      1,187            8,285
USANA Health Sciences, Inc.+                                                                  404           16,855
Ventana Medical Systems, Inc.+                                                              1,218           50,876
Viasys Healthcare, Inc.+                                                                    1,224           36,818
Vital Images, Inc.+                                                                           482           16,427
Vital Signs, Inc.                                                                             216           11,865
Vnus Medical Technologies+                                                                    191            1,450
West Pharmaceutical Services, Inc.                                                          1,221           42,393
Wright Medical Group, Inc.+                                                                 1,139           22,495
Young Innovations, Inc.                                                                       186            6,793
Zoll Medical Corp.+                                                                           376            9,904
                                                                                                    --------------
                                                                                                        16,461,783
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 17.1%

AEROSPACE & MILITARY TECHNOLOGY -- 2.3%
AAR Corp.+                                                                                  1,273           36,255
Armor Holdings, Inc.+                                                                       1,356           79,041
BE Aerospace, Inc.+                                                                         2,252           56,570
Curtiss-Wright Corp.                                                                          848           56,138
DRS Technologies, Inc.                                                                     19,900        1,091,913
EDO Corp.                                                                                     622           19,189
Esterline Technologies Corp.+                                                              18,385          785,959
GenCorp, Inc.+                                                                              2,138           43,936
HEICO Corp.                                                                                   845           26,778
HEICO Corp., Class A                                                                       14,300          389,389
Herley Industries, Inc.+                                                                      507           10,586
Innovative Solutions & Support, Inc.+                                                         524            6,812
K&F Industries Holdings, Inc.+                                                                705           11,703
Kaman Corp., Class A                                                                          869           21,864

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

AEROSPACE & MILITARY TECHNOLOGY (CONTINUED)
Moog, Inc., Class A+                                                                        1,331   $       47,237
MTC Technologies, Inc.+                                                                       395           11,056
Orbital Sciences Corp.+                                                                    27,981          442,660
Sequa Corp., Class A+                                                                         248           24,255
Sturm Ruger & Co., Inc.                                                                       832            6,639
Teledyne Technologies, Inc.+                                                                1,297           46,173
TransDigm Group, Inc.+                                                                     11,900          306,425
Triumph Group, Inc.+                                                                          624           27,618
United Industrial Corp.                                                                       385           23,458

BUSINESS SERVICES -- 7.1%
Aaron Rents, Inc.                                                                           1,530           41,570
ABM Industries, Inc.                                                                        1,550           29,714
Actuant Corp., Class A                                                                      1,050           64,281
Administaff, Inc.                                                                             812           44,140
Albany Molecular Research, Inc.+                                                              932            9,469
Alderwoods Group, Inc.+                                                                     1,574           28,175
Alico, Inc.                                                                                   150            6,816
Alliance Data Systems Corp.+                                                               23,800        1,113,126
AMERCO, Inc.+                                                                                 403           39,885
American Ecology Corp.                                                                        474            9,660
AMIS Holdings, Inc.+                                                                       37,925          343,601
Arbitron, Inc.                                                                              1,232           41,666
Aviall, Inc.+                                                                               1,319           50,228
Banta Corp.                                                                                   974           50,629
Beacon Roofing Supply, Inc.+                                                                  648           26,335
Bearingpoint, Inc.+                                                                         7,203           61,153
Bell Microproducts, Inc.+                                                                   1,137            7,004
Black Box Corp.                                                                             9,561          459,406
BlueLinx Holdings, Inc.                                                                       359            5,744
Bowne & Co., Inc.                                                                           1,342           22,371
Brady Corp., Class A                                                                        1,618           60,610
Bright Horizons Family Solutions, Inc.+                                                     1,066           41,286
Brightpoint, Inc.+                                                                          1,600           49,696
Building Material Holding Corp.                                                             1,092           38,919
Calgon Carbon Corp.                                                                         1,326            8,155
Casella Waste Systems, Inc., Class A+                                                         759           10,785
Catalina Marketing Corp.                                                                    1,952           45,091
CDI Corp.                                                                                     491           14,126
Central Parking Corp.                                                                         788           12,608
Cenveo, Inc.+                                                                               2,075           34,404
Chemed Corp.                                                                                  989           58,687
CLARCOR, Inc.                                                                               2,022           71,983
Clark, Inc.                                                                                   635            7,499
Clean Harbors, Inc.+                                                                          669           19,849
Cogent, Inc.+                                                                              25,139          461,049
Coinstar, Inc.+                                                                               997           25,832
Consolidated Graphics, Inc.+                                                                  443           23,089
CoStar Group, Inc.+                                                                           638           33,106
CRA International, Inc.+                                                                      436           21,477
Cross Country Healthcare, Inc.+                                                            24,565          475,578
CSG Systems International, Inc.+                                                            1,969           45,799

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Darling International, Inc.+                                                                2,509   $       11,742
DeVry, Inc.+                                                                                2,286           52,052
DiamondCluster International, Inc.+                                                         1,166           12,476
Duratek, Inc.+                                                                                548           12,001
Educate, Inc.+                                                                                719            6,126
Electro Rent Corp.+                                                                           705           11,985
EMCOR Group, Inc.+                                                                         13,612          675,972
EnerSys+                                                                                    1,806           24,923
Ennis, Inc.                                                                                   998           19,461
Escala Group, Inc.+                                                                           222            5,814
Exponent, Inc.+                                                                               313            9,906
Federal Signal Corp.                                                                        1,900           35,150
First Advantage Corp., Class A+                                                               312            7,544
Forrester Research, Inc.+                                                                     508           11,339
FTD Group, Inc.+                                                                              523            5,068
FTI Consulting, Inc.+                                                                       1,532           43,708
Gartner, Inc., Class A+                                                                     2,181           30,425
Geo Group, Inc.+                                                                              375           12,503
Gevity HR, Inc.                                                                             1,086           26,564
Granite Construction, Inc.                                                                  1,355           65,961
Handleman Co.                                                                                 807            7,747
Harsco Corp.                                                                                6,700          553,554
Heidrick & Struggles International, Inc.+                                                     766           27,791
Hooper Holmes, Inc.                                                                         2,561            7,401
Hudson Highland Group, Inc.+                                                                  943           17,860
Infrasource Services, Inc.+                                                                   507            8,725
Input/Output, Inc.+                                                                         2,742           26,625
Insituform Technologies, Inc., Class A+                                                     1,052           27,983
Intermec, Inc.+                                                                             1,918           58,518
Interpublic Group Cos., Inc.+                                                                   3               29
Intevac, Inc.+                                                                                800           23,024
John H. Harland Co.                                                                         8,583          337,312
Kelly Services, Inc., Class A                                                                 719           19,535
Kenexa Corp.+                                                                                 225            6,919
Kforce, Inc.+                                                                               1,262           16,091
Korn/Ferry International+                                                                   5,341          108,903
Labor Ready, Inc.+                                                                         22,978          550,323
Landauer, Inc.                                                                                352           17,677
Layne Christensen Co.+                                                                        374           12,537
Lincoln Educational Services Corp.+                                                           151            2,559
LKQ Corp.+                                                                                  1,298           27,011
Marlin Business Services, Inc.+                                                               253            5,591
Maximus, Inc.                                                                                 752           27,057
McGrath Rentcorp                                                                              808           24,289
Mestek, Inc.+                                                                                 110            1,384
Mine Safety Appliances Co.                                                                  1,134           47,628
Mobile Mini, Inc.+                                                                          1,160           35,867
MPS Group, Inc.+                                                                            4,069           62,256
MWI Veterinary Supply, Inc.+                                                                  188            6,185
Navarre Corp.+                                                                              1,006            4,316
Navigant Consulting, Inc.+                                                                  1,935           41,312
NuCo2, Inc.+                                                                                  421           13,363

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

BUSINESS SERVICES (CONTINUED)
Odyssey Marine Exploration, Inc.+                                                           1,540   $        5,652
Overstock.com, Inc.+                                                                          411           12,256
Owens & Minor, Inc.                                                                         1,554           50,925
Patrick Industries, Inc.+                                                                  19,200          227,904
Paxar Corp.+                                                                                1,378           26,967
Pegasus Solutions, Inc.+                                                                   15,513          145,977
PeopleSupport, Inc.+                                                                       65,700          643,860
PHH Corp.+                                                                                  2,064           55,109
Pre-Paid Legal Services, Inc.                                                                 384           13,624
Providence Service Corp.+                                                                     371           12,065
Quanta Services, Inc.+                                                                      4,580           73,372
Resources Connection, Inc.+                                                                 1,868           46,532
Rollins, Inc.                                                                              40,229          814,235
ScanSource, Inc.+                                                                             497           30,024
Senomyx, Inc.+                                                                                946           15,571
SFBC International, Inc.+                                                                     703           17,139
Sotheby's Holdings, Inc., Class A+                                                          1,432           41,585
Source Interlink Cos., Inc.+                                                                1,296           14,774
SOURCORP, Inc.+                                                                               615           14,828
Spherion Corp.+                                                                             2,420           25,168
StarTek, Inc.                                                                                 439           10,343
Stewart Enterprises, Inc., Class A                                                          4,173           23,828
TeleTech Holdings, Inc.+                                                                    1,400           15,554
Tetra Tech, Inc.+                                                                           2,054           39,211
TRM Corp.+                                                                                    510            3,432
United Rentals, Inc.+                                                                       2,643           91,184
United Stationers, Inc.+                                                                   11,003          584,259
Universal Display Corp.+                                                                      923           13,273
URS Corp.+                                                                                  1,602           64,481
ValueVision Media, Inc., Class A+                                                           1,072           13,700
Vertrue, Inc.+                                                                                299           12,498
Volt Information Sciences, Inc.+                                                              316            9,657
Waste Connections, Inc.+                                                                    1,838           73,171
Waste Industries USA, Inc.                                                                    217            4,702
Waste Services, Inc.+                                                                       2,505            7,891
Watsco, Inc.                                                                                  841           59,753
Watson Wyatt & Co. Holdings                                                                17,450          568,521
WESCO International, Inc.+                                                                  1,259           85,625

ELECTRICAL EQUIPMENT -- 1.9%
A.O. Smith Corp.                                                                              659           34,795
Acuity Brands, Inc.                                                                         1,724           68,960
Advanced Energy Industries, Inc.+                                                           1,091           15,416
Ametek, Inc.                                                                               19,300          867,728
Artesyn Technologies, Inc.+                                                                 1,472           16,118
Asyst Technologies, Inc.+                                                                   1,868           19,446
Axcelis Technologies, Inc.+                                                                 3,933           23,047
Baldor Electric Co.                                                                         1,303           44,133
C&D Technologies, Inc.                                                                        995            9,194
Cabot Microelectronics Corp.+                                                               7,769          288,230
Crane Co.                                                                                  17,732          727,189
ElkCorp                                                                                       792           26,730
Franklin Electric Co., Inc.                                                                   872           47,655

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

ELECTRICAL EQUIPMENT (CONTINUED)
General Cable Corp.+                                                                        1,552   $       47,072
KEMET Corp.+                                                                                3,395           32,151
LeCroy Corp.+                                                                                 484            7,575
Littelfuse, Inc.+                                                                             880           30,034
Otter Tail Corp.                                                                            1,145           32,850
Power-One, Inc.+                                                                            2,928           21,081
Roper Industries, Inc.                                                                     10,700          520,341
Superior Essex, Inc.+                                                                         672           17,096
Vicor Corp.                                                                                   753           14,857

MACHINERY -- 4.4%
AGCO Corp.+                                                                                 3,550           73,627
Alamo Group, Inc.                                                                             242            5,358
Albany International Corp., Class A                                                        13,918          530,137
Applied Industrial Technologies, Inc.                                                       1,180           52,628
AptarGroup, Inc.                                                                            7,800          430,950
Astec Industries, Inc.+                                                                    10,617          381,150
Blount International, Inc.+                                                                38,770          624,585
Briggs & Stratton Corp.                                                                     2,025           71,624
Bucyrus International, Inc., Class A                                                        1,197           57,683
Cascade Corp.                                                                                 480           25,368
Cognex Corp.                                                                                1,626           48,195
Flowserve Corp.+                                                                            2,170          126,598
Formfactor, Inc.+                                                                           1,328           52,217
Gardner Denver, Inc.+                                                                         986           64,287
Gehl Co.+                                                                                     462           15,301
Global Power Equipment Group, Inc.+                                                         1,403            5,402
Gorman-Rupp Co.                                                                               359            8,760
IDEX Corp.                                                                                 12,700          662,559
iRobot Corp.+                                                                                 179            4,976
JLG Industries, Inc.                                                                        4,002          123,222
Kadant, Inc.+                                                                                 546           12,394
Kennametal, Inc.                                                                            9,090          555,763
Kulicke & Soffa Industries, Inc.+                                                           2,032           19,385
Lawson Products, Inc.                                                                         180            7,369
Lincoln Electric Holdings, Inc.                                                             1,440           77,746
Lindsay Manufacturing Co.                                                                     455           12,326
Lone Star Technologies, Inc.+                                                               1,172           64,941
Manitowoc Co., Inc.                                                                         1,181          107,648
Matthews International Corp., Class A                                                       8,752          334,851
Middleby Corp.+                                                                               199           16,660
NACCO Industries, Inc., Class A                                                               204           31,408
Nordson Corp.                                                                                 978           48,763
Pentair, Inc.                                                                              15,500          631,625
Photon Dynamics, Inc.+                                                                        664           12,450
Presstek, Inc.+                                                                             1,148           13,661
Regal-Beloit Corp.                                                                          1,014           42,862
Robbins & Myers, Inc.                                                                         456            9,850
Sauer-Danfoss, Inc.                                                                        24,995          573,635
Snap-On, Inc.                                                                               7,100          270,652
Standex International Corp.                                                                   485           15,355
Stewart & Stevenson Services, Inc.                                                          1,136           41,441

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

MACHINERY (CONTINUED)
Tecumseh Products Co., Class A                                                                649   $       15,926
Tennant Co.                                                                                   309           16,167
TurboChef Technologies, Inc.+                                                                 502            6,124
Valence Technology, Inc.+                                                                   1,728            4,303
Westinghouse Air Brake Technologies Corp.                                                  16,735          545,561

MULTI-INDUSTRY -- 0.3%
Andersons, Inc.                                                                               261           20,418
Eagle Materials, Inc.                                                                       2,160          137,722
Enpro Industries, Inc.+                                                                       822           28,195
ESCO Technologies, Inc.+                                                                    1,000           50,650
Griffon Corp.+                                                                              1,144           28,417
Perini Corp.+#                                                                                757           22,990
Plexus Corp.+                                                                               1,702           63,944
Raven Industries, Inc.                                                                        614           24,013
Reddy Ice Holdings, Inc.                                                                      400            8,884
Tredegar Corp.                                                                              1,125           17,899
Trinity Industries, Inc.                                                                    1,613           87,731

TRANSPORTATION -- 1.1%
ABX Air, Inc.+                                                                              2,287           15,574
Arkansas Best Corp.                                                                        12,195          477,068
Bristow Group, Inc.                                                                           915           28,273
Covenant Transport, Inc., Class A+                                                            312            4,555
Dynamex, Inc.+                                                                                455            8,791
Florida East Coast Industries, Inc., Class A                                                1,272           68,561
Forward Air Corp.                                                                           1,269           47,321
Freightcar America, Inc.                                                                      329           20,924
Frozen Food Express Industries+                                                               588            6,145
GATX Corp.                                                                                  1,727           71,308
Genesee & Wyoming, Inc., Class A+                                                           1,371           42,062
Greenbrier Cos., Inc.                                                                         244            9,772
Gulfmark Offshore, Inc.+                                                                      582           16,180
Heartland Express, Inc.                                                                     1,795           39,113
Horizon Lines, Inc.*                                                                          565            7,322
Hub Group, Inc., Class A+                                                                     765           34,869
Interpool, Inc.                                                                               320            6,464
Kansas City Southern+                                                                       3,216           79,435
Kirby Corp.+                                                                                7,857          535,140
Knight Transportation, Inc.                                                                 2,232           44,082
Maritrans, Inc.                                                                               334            8,160
Marten Transport, Ltd.+                                                                       583           10,546
Old Dominion Freight Lines, Inc.+                                                           1,106           29,807
Pacer International, Inc.                                                                   1,466           47,909
PAM Transportation Services, Inc.+                                                            230            5,669
Pinnacle Airlines Corp.+                                                                      719            4,789
RailAmerica, Inc.+                                                                          1,483           15,809
Republic Airways Holdings, Inc.+                                                              593            8,782
SCS Transportation, Inc.+                                                                     596           17,350
Sirva, Inc.+                                                                                  921            7,856
TAL International Group, Inc.+                                                                452           10,898
U.S. Xpress Enterprises, Inc., Class A+                                                       372            7,243

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION (CONTINUED)
Universal Truckload Services, Inc.+                                                           206   $        5,160
USA Truck, Inc.+                                                                              246            6,057
Werner Enterprises, Inc.                                                                    2,008           36,887
                                                                                                    --------------
                                                                                                        26,804,932
                                                                                                    --------------
INFORMATION & ENTERTAINMENT -- 5.3%

BROADCASTING & MEDIA -- 0.6%
4Kids Entertainment, Inc.+                                                                    523            8,990
Acxiom Corp.                                                                                3,452           89,200
ADVO, Inc.                                                                                  1,227           39,264
Alloy, Inc.                                                                                   337            4,519
aQuantive, Inc.+                                                                            2,224           52,353
Audiovox Corp., Class A+                                                                      670            8,000
Beasley Broadcast Group, Inc., Class A                                                        275            3,336
Charter Communications, Inc. Class A+                                                      14,742           16,069
Citadel Broadcasting Corp.+                                                                 1,721           19,086
Courier Corp.                                                                                 387           17,160
Cox Radio, Inc., Class A+                                                                   1,507           20,224
Crown Media Holdings, Inc., Class A+                                                          574            3,639
Cumulus Media, Inc., Class A+                                                               2,074           23,353
Emmis Communications Corp., Class A+                                                        1,255           20,080
Entercom Communications Corp.                                                               1,415           39,507
Entravision Communications Corp., Class A+                                                  3,005           27,526
Fisher Communications, Inc.+                                                                  260           11,635
Gemstar-TV Guide International, Inc.+                                                       9,666           29,868
Glenayre Technologies, Inc.+                                                                2,627           13,792
Gray Television, Inc.                                                                       1,697           14,255
Journal Communications, Inc., Class A                                                       1,096           13,590
Lin TV Corp., Class A+                                                                      1,065            9,585
LodgeNet Entertainment Corp.+                                                                 635            9,893
Macrovision Corp.+                                                                          1,980           43,857
Media General, Inc., Class A                                                                  844           39,347
Mediacom Communications Corp., Class A+                                                     2,422           13,926
Outdoor Channel Holdings, Inc.+                                                               279            2,843
Playboy Enterprises, Inc., Class B+                                                           803           11,403
Polycom, Inc.+                                                                              3,848           83,425
Primedia, Inc.+                                                                             5,936           12,287
Radio One, Inc., Class D+                                                                   3,284           24,499
Reader's Digest Assoc., Inc.                                                                3,909           57,658
Regent Communications, Inc.+                                                                1,390            6,408
Saga Communications, Inc., Class A+                                                           672            6,498
Salem Communications Corp., Class A+                                                          467            7,010
Scholastic Corp.+                                                                           1,292           34,574
Sinclair Broadcast Group, Inc., Class A                                                     1,727           14,075
Spanish Broadcasting System, Inc., Class A+                                                 1,513            8,367
Thomas Nelson, Inc.                                                                           450           13,162
Triple Crown Media, Inc.                                                                      169              997
Valassis Communications, Inc.+                                                              1,961           57,594
Value Line, Inc.                                                                               50            1,850
Ventiv Health, Inc.+                                                                        1,049           34,848
World Wrestling Entertainment, Inc.                                                           787           13,300

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

BROADCASTING & MEDIA (CONTINUED)
WorldSpace, Inc.+                                                                             466   $        3,518
WPT Enterprises, Inc.+                                                                        213            1,568

ENTERTAINMENT PRODUCTS -- 0.8%
Applied Films Corp.+                                                                       27,485          534,033
Atari, Inc.+                                                                                2,116            1,354
Callaway Golf Co.                                                                           2,998           51,566
DTS, Inc.+                                                                                    679           13,349
Hollinger International, Inc., Class A                                                      2,317           19,416
JAKKS Pacific, Inc.+                                                                          989           26,446
Journal Register Co.                                                                        1,638           19,951
Leapfrog Enterprises, Inc.+                                                                41,672          442,557
Life Time Fitness, Inc.+                                                                      918           43,008
Majesco Entertainment Co.+                                                                    598              825
Midway Games, Inc.+                                                                           699            6,445
Multimedia Games, Inc.+                                                                     1,076           16,011
Steinway Musical Instruments, Inc.+#                                                          277            8,925
Sunterra Corp.+                                                                               763           10,896
Universal Electronics, Inc.+                                                                  532            9,416

LEISURE & TOURISM -- 3.9%
AFC Enterprises, Inc.+                                                                        780           10,842
AirTran Holdings, Inc.+                                                                    16,608          300,771
Alaska Air Group, Inc.+                                                                     1,067           37,825
Ambassadors Group, Inc.                                                                       661           16,789
Ameristar Casinos, Inc.                                                                       960           24,758
Arctic Cat, Inc.                                                                              533           12,824
Arden Group, Inc., Class A                                                                     49            4,554
Aztar Corp.+                                                                                1,374           57,694
Bally Technologies, Inc.                                                                    2,006           34,082
Bluegreen Corp.+                                                                              814           10,761
Bob Evans Farms, Inc.                                                                       1,388           41,238
Boyd Gaming Corp.                                                                          16,500          824,010
Buffalo Wild Wings, Inc.+                                                                     272           11,310
California Pizza Kitchen, Inc.+                                                               758           24,597
Carmike Cinemas, Inc.                                                                         483           11,655
CEC Entertainment, Inc.+                                                                    1,379           46,362
Churchill Downs, Inc.                                                                         305           11,688
CKE Restaurants, Inc.                                                                       2,316           40,298
Continental Airlines, Inc., Class B+                                                        3,347           90,034
Denny's Corp.+                                                                            135,860          646,694
Domino's Pizza, Inc.                                                                        1,248           35,630
Dover Downs Gaming & Entertainment, Inc.                                                      354            7,707
Dover Motorsports, Inc.                                                                       613            3,365
Escalade, Inc.                                                                                291            3,227
ExpressJet Holdings, Inc.+                                                                  1,717           12,774
Frontier Airlines, Inc.                                                                     1,399           10,772
Gaylord Entertainment Co.+                                                                 14,876          675,073
Great Wolf Resorts, Inc.+                                                                   1,000           11,590
IHOP Corp.                                                                                    738           35,380
Isle of Capri Casinos, Inc.+                                                                  554           18,437
Jack in the Box, Inc.+                                                                      1,435           62,423
K2, Inc.+                                                                                  18,667          234,271

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM (CONTINUED)
Krispy Kreme Doughnuts, Inc.+                                                               2,170   $       19,487
Landry's Restaurants, Inc.                                                                    644           22,753
Lodgian, Inc.+                                                                                964           13,390
Lone Star Steakhouse & Saloon, Inc.                                                           701           19,922
Luby's, Inc.+                                                                               1,019           12,727
Magna Entertainment Corp., Class A+                                                         1,471            9,988
Mair Holdings, Inc.+                                                                          450            2,106
Marcus Corp.                                                                                  796           15,880
Marine Products Corp.                                                                         511            5,616
Marinemax, Inc.+                                                                              527           17,665
Mccormick & Schmick's Seafood Restaurants, Inc.+                                              298            7,590
Mesa Air Group, Inc.+                                                                       1,181           13,511
Mikohn Gaming Corp.                                                                         1,484           14,202
Monaco Coach Corp.                                                                          1,023           13,708
Monarch Casino & Resort, Inc.+                                                                363           10,306
MTR Gaming Group, Inc.+                                                                       868            8,940
O' Charleys, Inc.+                                                                         27,169          501,540
P.F. Chang's China Bistro, Inc.+                                                            1,026           50,572
Papa John's International, Inc.+                                                              852           27,954
Pinnacle Entertainment, Inc.+                                                               1,590           44,790
Rare Hospitality International, Inc.+                                                       1,346           46,881
Red Robin Gourmet Burgers, Inc.+                                                              556           26,243
Regal Entertainment Group, Class A                                                         37,400          703,494
Riviera Holdings Corp.+#                                                                      314            5,291
Ruby Tuesday, Inc.                                                                          2,530           81,162
Ruth's Chris Steak House+                                                                     510           12,143
Shuffle Master, Inc.+                                                                       1,395           49,857
Six Flags, Inc.+                                                                            3,655           37,208
SkyWest, Inc.                                                                               9,064          265,303
Speedway Motorsports, Inc.                                                                    604           23,079
Steak n Shake Co.+                                                                          1,091           23,020
Steiner Leisure, Ltd.+                                                                     11,600          469,800
Texas Roadhouse, Inc., Class A+                                                             1,653           28,250
Thor Industries, Inc.                                                                       1,357           72,410
Triarc Cos., Inc., Class B                                                                  1,719           30,048
Vail Resorts, Inc.+                                                                         1,215           46,437
WMS Industries, Inc.+                                                                         836           25,164
World Air Holdings, Inc.+                                                                     923            9,064
                                                                                                    --------------
                                                                                                         8,349,072
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 15.1%

COMMUNICATION EQUIPMENT -- 0.1%
Dycom Industries, Inc.+                                                                     1,929           40,991
InPhonic, Inc.+                                                                               649            4,537
Packeteer, Inc.+                                                                            1,363           15,811
Tessera Technologies, Inc.+                                                                 1,716           55,049
Trident Microsystems, Inc.+                                                                 1,987           57,742

COMPUTER SERVICES -- 1.5%
Agilysys, Inc.                                                                              1,194           17,982
Anteon International Corp.+                                                                 1,082           59,034
Aspen Technology, Inc.+                                                                     1,684           21,303

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SERVICES (CONTINUED)
ATI Technologies, Inc.+                                                                    24,500   $      420,910
Bottomline Technologies, Inc.+                                                             39,125          537,186
Catapult Communications Corp.+                                                                385            5,120
CIBER, Inc.+                                                                                2,088           13,321
COMSYS IT Partners, Inc.+                                                                     495            5,391
Concur Technologies, Inc.+                                                                  1,136           21,050
Covansys Corp.+                                                                             1,210           20,800
Digital Insight Corp.+                                                                      1,369           49,832
Digital River, Inc.+                                                                        1,343           58,568
Digitas, Inc.+                                                                              3,502           50,429
eFunds Corp.+                                                                               1,778           45,944
FactSet Research Systems, Inc.                                                              1,347           59,739
FileNET Corp.+                                                                              1,607           43,421
Greenfield Online, Inc.+                                                                      610            3,654
iGate Corp.+                                                                                  781            4,608
Infocrossing, Inc.+                                                                           795            9,580
infoUSA, Inc.+                                                                              1,283           16,653
InterVideo, Inc.+                                                                             377            4,094
Kanbay International, Inc.+                                                                   971           14,817
Keane, Inc.+                                                                                1,789           28,177
LECG Corp.+                                                                                   578           11,138
Manhattan Associates, Inc.+                                                                 1,087           23,914
Mantech International Corp., Class A+                                                         613           20,364
Marchex, Inc., Class B+                                                                       777           16,705
Maxtor Corp.+                                                                               9,940           95,026
Mentor Graphics Corp.+                                                                      3,067           33,890
Ness Technologies, Inc.+                                                                      745            9,380
Per-Se Technologies, Inc.+                                                                  1,201           32,019
Perot Systems Corp., Class A+                                                              34,021          529,367
Phase Forward, Inc.+                                                                          868            9,670
QAD, Inc.                                                                                     449            3,359
RightNow Technologies, Inc.+                                                                  448            7,110
SI International, Inc.+                                                                       382           13,427
Stamps.Com, Inc.+                                                                             636           22,425
Sykes Enterprises, Inc.+                                                                    1,011           14,336
Syntel, Inc.                                                                                  307            5,808
Tyler Technologies, Inc.+                                                                   1,386           15,246
Vasco Data Security International, Inc.+                                                      940            7,689
WebSideStory, Inc.+                                                                           353            6,068

COMPUTER SOFTWARE -- 2.6%
Advent Software, Inc.+                                                                        848           24,100
Altiris, Inc.+                                                                                864           19,017
American Reprographics Co.+                                                                   524           18,178
Ansys, Inc.+                                                                                1,242           67,254
Blackbaud, Inc.                                                                               405            8,582
Borland Software Corp.+                                                                     3,123           16,864
Computer Programs & Systems, Inc.                                                             299           14,950
Emageon, Inc.+                                                                                564            9,582
Epicor Software Corp.+                                                                      2,080           27,934
EPIQ Systems, Inc.+                                                                        17,021          323,399
FalconStor Software, Inc.+                                                                    949            8,968

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTER SOFTWARE (CONTINUED)
Informatica Corp.+                                                                          3,409   $       53,010
Inter-Tel, Inc.                                                                               841           18,031
JDA Software Group, Inc.+                                                                   1,141           16,476
Lawson Software, Inc.+                                                                    130,136          998,143
MapInfo Corp.+                                                                                810           11,356
McAfee, Inc.+                                                                               6,200          150,846
McData Corp., Class A+                                                                      6,090           28,136
MicroStrategy, Inc., Class A+                                                                 545           57,383
Motive, Inc.+                                                                                 815            3,179
MRO Software, Inc.+                                                                           785           12,529
NetIQ Corp.+                                                                               36,346          405,258
Nuance Communications, Inc.+                                                                4,486           52,980
Open Solutions, Inc.+                                                                         766           20,919
Palm, Inc.+                                                                                 3,264           75,594
Parametric Technology Corp.                                                                59,185          966,491
PDF Solutions, Inc.+                                                                          724           13,698
Pegasystems, Inc.+                                                                            489            3,990
Progress Software Corp.+                                                                    1,559           45,351
Quest Software, Inc.+                                                                       2,516           42,017
Schawk, Inc.                                                                                  490           12,745
SeaChange International, Inc.+                                                                997            7,747
Secure Computing Corp.+                                                                     1,826           21,072
SonicWall, Inc.+                                                                            2,099           14,882
SPSS, Inc.+                                                                                   699           22,130
SYNNEX Corp.+                                                                                 339            6,292
Taleo Corp.                                                                                   285            3,719
THQ, Inc.+                                                                                  9,736          252,065
Tradestation Group, Inc.+                                                                     784           10,835
Transaction Systems Architects, Inc., Class A+                                              1,480           46,191
Ulticom, Inc.+                                                                                477            5,128
Ultimate Software Group, Inc.+                                                                892           23,058
Unica Corp.+                                                                                  172            1,994
Verifone Holdings, Inc.+                                                                      976           29,563
Verint Systems, Inc.+                                                                         514           18,180
Wind River Systems, Inc.+                                                                   2,784           34,661
Witness Systems, Inc.+                                                                      1,059           26,899

COMPUTERS & BUSINESS EQUIPMENT -- 1.5%
3D Systems Corp.+                                                                             477           10,193
Advanced Digital Information Corp.+                                                         2,506           22,003
Ansoft Corp.+                                                                                 254           10,589
Brocade Communications Systems, Inc.+                                                      10,541           70,414
Compx International, Inc.                                                                      73            1,179
Dot Hill Systems Corp.+                                                                     1,720           12,212
Echelon Corp.+                                                                              1,159           10,941
Electronics for Imaging, Inc.+                                                              2,124           59,408
FARO Technologies Inc.+                                                                       445            6,341
Gateway, Inc.+                                                                             10,129           22,182
Global Imaging Systems, Inc.+                                                                 921           34,980
Hutchinson Technology, Inc.+                                                                  992           29,929
Identix, Inc.+                                                                              3,491           27,788
IKON Office Solutions, Inc.                                                                33,832          482,106

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

COMPUTERS & BUSINESS EQUIPMENT (CONTINUED)
Integral Systems, Inc.                                                                        407   $       10,985
Interface, Inc., Class A+                                                                   1,792           24,748
Intergraph Corp.+                                                                          12,208          508,585
Jack Henry & Associates, Inc.                                                               2,848           65,134
Komag, Inc.+                                                                                1,137           54,121
Kronos, Inc.+                                                                               1,259           47,074
Lexar Media, Inc.+                                                                          3,130           26,855
Magma Design Automation, Inc.+                                                              1,378           11,920
Mercury Computer Systems, Inc.+                                                            23,922          387,536
MICROS Systems, Inc.+                                                                       1,493           68,782
MTS Systems Corp.                                                                             777           32,502
Netscout Systems, Inc.+                                                                       878            7,990
PAR Technology Corp.+                                                                         223            3,956
Quantum Corp.+                                                                              7,200           26,928
Rackable Systems, Inc.+                                                                       245           12,948
Radiant Systems, Inc.+                                                                        900           12,168
RadiSys Corp.+                                                                                783           15,543
Rimage Corp.+                                                                               6,372          143,880
Sigmatel, Inc.+                                                                             1,401           12,245
Silicon Storage Technology, Inc.+                                                           3,448           15,102
Standard Register Co.                                                                         672           10,416
Stratasys, Inc.+                                                                              410           12,087
Synaptics, Inc.+                                                                              862           18,955
Systemax, Inc.+                                                                               357            2,578
Talx Corp.                                                                                  1,119           31,869
Tivo, Inc.+                                                                                 2,237           16,174
Virage Logic Corp.+                                                                           535            5,773

CONSUMER STAPLES -- 0.0%
IHS, Inc.                                                                                     596           16,301

ELECTRONICS -- 4.4%
Actel Corp.+                                                                                  988           15,749
ADE Corp.+                                                                                    395           12,095
Advanced Analogic Technologies, Inc.+                                                         438            4,993
Aeroflex, Inc.+                                                                             2,929           40,215
American Science & Engineering, Inc.+                                                         321           29,981
American Superconductor Corp.+                                                              1,254           14,233
Amkor Technology, Inc.+                                                                     3,933           33,981
Analogic Corp.                                                                                538           35,616
Applied Digital Solutions, Inc.+                                                            2,632            7,633
Applied Micro Circuits Corp.+                                                              12,094           49,223
ARGON ST, Inc.+                                                                               344           11,534
Ariba, Inc.+                                                                                2,595           25,379
Atmel Corp.+                                                                               16,558           78,154
ATMI, Inc.+                                                                                 1,467           44,303
Badger Meter, Inc.                                                                            220           12,536
Bel Fuse, Inc., Class B                                                                     4,251          148,913
Belden CDT, Inc.                                                                            1,701           46,318
Benchmark Electronics, Inc.+                                                                1,634           62,664
Brooks Automation, Inc.+                                                                    2,915           41,510
Checkpoint Systems, Inc.+                                                                   1,485           39,917
Cirrus Logic, Inc.+                                                                         3,340           28,323

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
Coherent, Inc.+                                                                             1,209   $       42,448
Cohu, Inc.                                                                                    850           18,037
Conexant Systems, Inc.+                                                                    18,500           63,825
Credence Systems Corp.+                                                                     3,509           25,756
CTS Corp.                                                                                   1,443           19,307
Cubic Corp.                                                                                   610           14,603
Cymer, Inc.+                                                                                1,424           64,707
Cypress Semiconductor Corp.+                                                                5,173           87,682
Daktronics, Inc.                                                                              589           21,499
Diodes, Inc.+                                                                                 655           27,182
Dionex Corp.+                                                                                 797           49,000
DSP Group, Inc.+                                                                            1,112           32,259
Electro Scientific Industries, Inc.+                                                        1,121           24,808
EMCORE Corp.+                                                                               1,454           14,860
Emulex Corp.+                                                                               3,262           55,748
Encore Wire Corp.+                                                                            628           21,277
Energy Conversion Devices, Inc.+                                                              792           38,951
Entegris, Inc.+                                                                            73,552          782,593
Exar Corp.+                                                                                22,281          318,173
Excel Technology, Inc.+                                                                       473           13,939
Fairchild Semiconductor International, Inc., Class A+                                       4,699           89,610
Fargo Electronics, Inc.+                                                                      496            8,387
FEI Co.+                                                                                      938           18,619
FLIR Systems, Inc.+                                                                        18,100          514,221
Genesis Microchip, Inc.+                                                                    1,388           23,652
GrafTech International, Ltd.+                                                               3,831           23,369
Greatbatch, Inc.+                                                                             847           18,558
Hitte Microwave Corp.+                                                                        181            6,102
II-VI, Inc.+                                                                                  905           16,371
Ikanos Communications                                                                         251            4,947
Imation Corp.                                                                               1,320           56,641
Integrated Device Technology, Inc.+                                                         7,697          114,377
Integrated Silicon Solutions, Inc.+                                                         1,446            9,601
Intermagnetics General Corp.+                                                               1,653           41,408
International DisplayWorks, Inc.+                                                           1,236            8,096
InterVoice, Inc.+                                                                           1,487           12,803
Ionatron, Inc.+                                                                               948           12,807
Itron, Inc.+                                                                                  973           58,234
IXYS Corp.+                                                                                   970            8,943
Keithley Instruments, Inc.                                                                    502            7,711
Kopin Corp.+                                                                                2,763           13,843
LaBarge, Inc.+                                                                                396            5,920
Lattice Semiconductor Corp.+                                                                4,460           29,704
LoJack Corp.+                                                                                 664           15,923
LTX Corp.+                                                                                  2,409           13,009
Mattson Technology, Inc.+                                                                   1,671           20,052
Measurement Specialties, Inc.+                                                                464           12,134
Methode Electronics, Class A                                                                1,428           15,551
Micrel, Inc.+                                                                               2,439           36,146
Microsemi Corp.+                                                                            2,420           70,446
Microtune, Inc.+                                                                            2,041           10,654
MIPS Technologies, Inc.+                                                                    1,666           12,428

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

ELECTRONICS (CONTINUED)
MKS Instruments, Inc.+                                                                      1,281   $       30,014
Mobility Electronics, Inc.+                                                                 1,053            8,771
Monolithic Power Systems, Inc.+                                                               675           12,582
Multi-Fineline Electronix, Inc.+                                                              315           18,424
Netlogic Microsystems, Inc.+                                                                  411           16,937
Omnivision Technologies, Inc.+                                                              2,233           67,437
ON Semiconductor Corp.+                                                                    61,721          448,094
OSI Systems, Inc.+                                                                            590           12,467
Park Electrochemical Corp.                                                                    784           23,128
Pericom Semiconductor Corp.+                                                                1,036           10,215
Phoenix Technologies, Ltd.+                                                                   976            6,617
Photronics, Inc.+                                                                           1,569           29,434
Pixelworks, Inc.+                                                                           1,825            9,070
PLX Technology, Inc.+                                                                         915           11,483
PMC-Sierra, Inc.+                                                                           7,081           87,025
PortalPlayer, Inc.+                                                                           599           13,316
Powell Industries, Inc.+                                                                      250            5,445
Power Integrations, Inc.+                                                                   1,154           28,596
Rambus, Inc.+                                                                               3,906          153,662
Rofin-Sinar Technologies, Inc.+                                                               592           32,045
Rogers Corp.+                                                                                 645           35,140
Rudolph Technologies, Inc.+                                                                   950           16,198
Semitool, Inc.+                                                                               653            7,425
Semtech Corp.+                                                                              2,891           51,720
Silicon Image, Inc.+                                                                        3,103           31,992
Silicon Laboratories, Inc.+                                                                 1,678           92,206
SiRF Technology Holdings, Inc.+                                                             1,379           48,830
Skyworks Solutions, Inc.+                                                                   6,184           41,989
Sonic Solutions+                                                                              953           17,259
SpatiaLight, Inc.+                                                                          1,073            3,798
Standard Microsystems Corp.+                                                                  818           21,252
Supertex, Inc.+                                                                               392           14,747
Sypris Solutions, Inc.                                                                        330            3,112
Taser International, Inc.+                                                                  2,399           25,405
Tech Data Corp.+                                                                            5,600          206,696
Technitrol, Inc.                                                                            1,589           38,104
Tektronix, Inc.                                                                            17,000          607,070
TranSwitch Corp.+                                                                           4,068           10,577
TriQuint Semiconductor, Inc.+                                                               5,450           26,814
TTM Technologies, Inc.+                                                                     1,620           23,474
Ultratech Stepper, Inc.+                                                                      939           22,987
Varian Semiconductor Equipment Associates, Inc.+                                            2,167           60,849
Varian, Inc.+                                                                               1,258           51,804
Veeco Instruments, Inc.+                                                                    1,034           24,144
Viisage Technology, Inc.                                                                      509            8,913
Vitesse Semiconductor Corp.+                                                                8,567           30,670
Volterra Semiconductor Corp.+                                                                 598           11,416
Watts Water Technologies, Inc., Class A                                                       982           35,686
Woodhead Industries, Inc.                                                                  20,500          340,300
Woodward Governor Co.                                                                       1,158           38,503
X-Rite, Inc.                                                                                  830           11,022
Zoran Corp.+                                                                                1,708           37,371

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET CONTENT -- 0.5%
AsiaInfo Holdings, Inc.+                                                                    1,447   $        7,235
Audible, Inc.+                                                                                946            9,942
Avocent Corp.+                                                                              1,950           61,893
Blue Coat Systems, Inc.+                                                                      412            8,957
Click Commerce, Inc.+                                                                         324            7,757
CMGI, Inc.+                                                                                18,935           28,024
CNET Networks, Inc.+                                                                        5,080           72,187
Cogent Communications Group, Inc.+                                                            263            2,564
EarthLink, Inc.+                                                                            4,697           44,856
GSI Commerce, Inc.+                                                                         1,281           21,777
Harris Interactive, Inc.+                                                                   2,009           11,291
Infospace, Inc.+                                                                            1,217           34,015
Internet Capital Group, Inc.+                                                               1,507           14,196
Interwoven, Inc.+                                                                           1,622           14,582
iPass, Inc.+                                                                                2,115           16,941
iVillage, Inc.+                                                                             1,858           15,626
Jupitermedia Corp.+                                                                           795           14,294
NetBank, Inc.                                                                               1,815           13,141
Netratings, Inc.+                                                                             558            7,393
NIC, Inc.+                                                                                  1,315            8,061
Nutri/Systems, Inc.+                                                                          950           45,144
Online Resources Corp.+                                                                       829           10,777
Opsware, Inc.+                                                                              2,926           25,076
ProQuest Co.+                                                                                 996           21,304
S1 Corp.+                                                                                   2,754           13,880
Sapient Corp.+                                                                              3,165           24,149
Sohu.com, Inc.+                                                                               975           26,023
Stellent, Inc.+                                                                               939           11,137
SupportSoft, Inc.+                                                                          1,688            7,478
Terremark Worldwide, Inc.+                                                                  1,108            9,418
Travelzoo, Inc.+                                                                              129            2,526
Trizetto Group, Inc.+                                                                       1,663           29,252
United Online, Inc.                                                                         2,405           30,928
ValueClick, Inc.+                                                                           3,429           58,019
Vignette Corp.+                                                                             1,142           16,844
WebMD Health Corp.+                                                                           275           11,451

INTERNET SOFTWARE -- 1.0%
Agile Software Corp.+                                                                       2,091           15,954
Aladdin Knowledge Systems                                                                  11,500          258,175
Blackboard, Inc.+                                                                             714           20,285
CyberSource Corp.+                                                                          1,051           11,729
eCollege.com, Inc.+                                                                           694           13,075
Entrust, Inc.+                                                                              2,433           10,949
Equinix, Inc.+                                                                                606           38,917
eResearch Technology, Inc.+                                                                 1,982           28,521
Internet Security Systems, Inc.+                                                            1,537           36,857
Keynote Systems, Inc.+                                                                        652            7,459
Lionbridge Technologies, Inc.+                                                              2,027           16,034
Matrixone, Inc.+                                                                            2,024           14,492
Openwave Systems, Inc.+                                                                    33,652          726,210
RealNetworks, Inc.+                                                                         4,521           37,298

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

INTERNET SOFTWARE (CONTINUED)
Redback Networks, Inc.+                                                                     1,645   $       35,680
RSA Security, Inc.+                                                                         2,796           50,160
SSA Global Technologies, Inc.+                                                                358            5,739
TIBCO Software, Inc.+                                                                       8,471           70,818
webMethods, Inc.+                                                                           2,093           17,623
Websense, Inc.+                                                                             1,876           51,740

TELECOMMUNICATIONS -- 3.5%
3Com Corp.+                                                                                15,061           77,112
Adaptec, Inc.+                                                                              4,380           24,221
ADTRAN, Inc.                                                                               14,881          389,585
Advanced Radio Telecom Corp.+*(1)(2)(4)                                                       200                0
Airspan Networks, Inc.+                                                                     1,500           10,125
Alaska Communications Systems Group, Inc.                                                  27,709          336,110
Anaren, Inc.+                                                                                 680           13,240
Anixter International, Inc.                                                                 1,253           59,868
Applied Signal Technology, Inc.                                                               446            8,844
Arbinet-thexchange, Inc.+                                                                     245            1,803
Arris Group, Inc.+                                                                         47,979          660,191
Atheros Communications, Inc.+                                                               1,346           35,252
Broadwing Corp.+                                                                            2,558           37,705
C-COR, Inc.+                                                                                1,874           16,379
Cbeyond Communications, Inc.*                                                                 241            4,254
Centennial Communications Corp.+                                                              865            6,340
CIENA Corp.+                                                                               22,464          117,037
Cincinnati Bell, Inc.+                                                                      9,647           43,604
Commonwealth Telephone Enterprises, Inc.                                                      831           28,628
CommScope, Inc.+                                                                            2,146           61,268
Comtech Telecommunications Corp.+                                                          23,150          675,286
Consolidated Commerce Holdings, Inc.                                                          615           10,006
CT Communications, Inc.                                                                       746           10,138
Ditech Communications Corp.+                                                                1,255           13,115
Dobson Communications Corp., Class A+                                                       5,562           44,607
EndWave Corp.+                                                                                284            4,172
Essex Corp.+                                                                                  671           14,775
Extreme Networks, Inc.+                                                                     4,784           24,016
Fairpoint Communications, Inc.                                                              1,046           14,456
Finisar Corp.+                                                                              7,939           39,298
Foundry Networks, Inc.+                                                                     4,804           87,241
General Communication, Inc., Class A+                                                       2,176           26,308
GlobeTel Communications Corp.+                                                              2,694            6,708
Golden Telecom, Inc.                                                                          847           25,452
Harmonic, Inc.+                                                                             2,870           18,282
Hungarian Telephone & Cable Corp.+                                                            143            2,291
Hypercom Corp.+                                                                             2,065           19,205
IDT Corp., Class B+                                                                         2,285           25,295
InterDigital Communications Corp.+                                                          2,098           51,443
Intrado, Inc.+                                                                                693           18,004
Iowa Telecommunication Services, Inc.                                                         883           16,848
Ixia+                                                                                       1,290           18,395
j2 Global Communications, Inc.+                                                               934           43,898
Laedis Technology, Inc.+                                                                      669            3,800

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS (CONTINUED)
Level 3 Communications, Inc.+                                                              27,257   $      141,191
Mastec, Inc.+                                                                               1,064           15,077
MRV Communications, Inc.+                                                                   4,094           16,785
Netgear, Inc.+                                                                              1,249           23,744
NeuStar, Inc., Class A+                                                                       948           29,388
Newport Corp.+                                                                              1,447           27,290
North Pittsburgh Systems, Inc.                                                                589           13,747
Novatel Wireless, Inc.+                                                                     1,139           10,194
NTELOS Holdings Corp.                                                                      28,200          395,082
Oplink Communications, Inc.                                                                   577           10,005
Optical Communication Products, Inc.+                                                         555            1,709
Plantronics, Inc.                                                                           1,926           68,238
Powerwave Technologies, Inc.+                                                               4,288           57,845
Preformed Line Products Co.                                                                    91            3,087
Premiere Global Services, Inc.+                                                             2,826           22,749
Price Communications Corp.+                                                                 1,799           31,824
RCN Corp.+                                                                                    897           23,232
RF Micro Devices, Inc.+                                                                     7,362           63,681
SafeNet, Inc.+                                                                             32,065          849,081
SBA Communications Corp., Class A+                                                          3,346           78,330
Shenandoah Telecommunications Co.                                                             268           12,057
Sonus Networks, Inc.+                                                                       9,743           53,392
Spectralink Corp.                                                                             752            9,438
SureWest Communications                                                                       573           13,821
Sycamore Networks, Inc.+                                                                    6,928           32,562
Symmetricom, Inc.+                                                                          1,810           15,476
Syniverse Holdings, Inc.+                                                                     691           10,918
Talk America Holdings, Inc.+                                                                1,172            9,997
Tekelec+                                                                                    2,218           30,675
Telkonet, Inc.+                                                                             1,394            5,925
Terayon Corp.+                                                                              3,018            5,523
Time Warner Telecom, Inc., Class A+                                                         1,969           35,344
Ubiquitel, Inc.+                                                                            2,982           30,118
USA Mobility, Inc.+                                                                         1,054           30,018
UTStarcom, Inc.+                                                                            4,136           26,015
Valor Communications Group, Inc.                                                            1,152           15,160
ViaSat, Inc.+                                                                                 847           24,267
WebEx Communications, Inc.+                                                                 1,298           43,704
Westell Technologies, Inc., Class A+                                                        2,119            8,624
Wireless Facilities, Inc.+                                                                  2,206            8,868
Zhone Technologies, Inc.+                                                                   4,313           11,559
                                                                                                    --------------
                                                                                                        23,556,104
                                                                                                    --------------

MATERIALS -- 4.1%

CHEMICALS -- 1.0%
A. Schulman, Inc.                                                                           1,204           29,799
A.M. Castle & Co.                                                                             412           12,154
American Vanguard Corp.                                                                       417           12,739
Ameron International Corp.                                                                    332           24,312
Arch Chemicals, Inc.                                                                          928           28,211
Balchem Corp.                                                                                 453           10,451

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

CHEMICALS (CONTINUED)
Cambrex Corp.                                                                               1,036   $       20,243
Ceradyne, Inc.+                                                                               961           47,954
CF Industries Holdings, Inc.                                                                1,619           27,507
Ferro Corp.                                                                                 1,645           32,900
Georgia Gulf Corp.                                                                         10,548          274,143
H.B. Fuller Co.                                                                             1,131           58,066
Hercules, Inc.+                                                                             4,421           61,010
Innospec, Inc.+                                                                               489           12,533
Kronos Worldwide, Inc.                                                                        130            3,947
Lyondell Chemical Co.                                                                       8,300          165,170
MacDermid, Inc.                                                                             1,190           38,258
NewMarket Corp.                                                                               668           31,790
NL Industries, Inc.                                                                           291            3,093
Olin Corp.                                                                                 17,094          367,008
OM Group, Inc.+                                                                             1,118           25,714
Pioneer Companies, Inc.+                                                                      443           13,512
PolyOne Corp.+                                                                              3,605           33,599
Rockwood Holdings, Inc.+                                                                      802           18,462
Spartech Corp.                                                                              1,264           30,336
Stepan Co.                                                                                    207            6,117
Symyx Technologies, Inc.+                                                                   1,280           35,507
Terra Industries, Inc.+                                                                     3,648           25,718
Tronox, Inc.+                                                                                 686           11,635
UAP Holding Corp.                                                                           1,313           28,229
W.R. Grace & Co.+                                                                           2,626           34,926
Wellman, Inc.                                                                               1,274            8,103
Westlake Chemical Corp.                                                                       528           18,242

FOREST PRODUCTS -- 0.3%
Bowater, Inc.                                                                               2,195           64,928
Buckeye Technologies, Inc.+                                                                 1,208           10,932
Builders FirstSource, Inc.+                                                                   481           10,924
Caraustar Industries, Inc.+                                                                 1,129           11,617
Chesapeake Corp.                                                                              774           10,743
Comstock Homebuilding Cos., Inc.+                                                             189            2,081
Delta & Pine Land Co.                                                                       1,400           42,224
Deltic Timber Corp.                                                                           394           23,876
Glatfelter                                                                                  1,726           31,638
Interline Brands, Inc.+                                                                       490           12,363
Longview Fibre Co.                                                                          2,005           51,809
Mercer International, Inc.+                                                                 1,125           10,474
Neenah Paper, Inc.                                                                            580           18,995
Potlatch Corp.                                                                              1,354           58,005
Rock-Tenn Co., Class A                                                                      1,157           17,343
Schweitzer-Mauduit International, Inc.                                                        596           14,304
Silgan Holdings, Inc.                                                                         874           35,109
Universal Forest Products, Inc.                                                               625           39,681
Wausau-Mosinee Paper Corp.                                                                  1,668           23,636
Williams Scotsman International, Inc.*                                                        608           15,230
Xerium Technologies, Inc.                                                                     496            4,658

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS -- 2.8%
Accuride Corp.+                                                                               432   $        4,968
AK Steel Holding Corp.+                                                                     4,309           64,635
Aleris International, Inc.+                                                                 1,208           58,069
Alpha Natural Resources, Inc.+                                                              1,158           26,796
AMCOL International Corp.                                                                     848           24,422
Apogee Enterprises, Inc.                                                                    1,091           18,416
Barnes Group, Inc.                                                                            684           27,702
Brush Engineered Materials, Inc.+                                                             755           14,911
Carpenter Technology Corp.                                                                    966           91,306
Century Aluminum Co.+                                                                         891           37,823
Chaparral Steel Co.+                                                                          890           57,779
Charles & Colvard, Ltd.                                                                       598            6,476
CIRCOR International, Inc.                                                                    614           17,929
Cleveland-Cliffs, Inc.                                                                        859           74,836
Coeur d'Alene Mines Corp.+                                                                  9,422           61,808
Comfort Systems USA, Inc.                                                                   1,548           20,898
Commercial Metals Co.                                                                       2,373          126,932
Compass Minerals International, Inc.                                                          790           19,742
Drew Industries, Inc.+                                                                        595           21,152
Dynamic Materials Corp.                                                                       224            7,983
Earle M. Jorgensen Co.+                                                                       712           10,787
Gibraltar Industries, Inc.                                                                 19,346          569,933
Greif, Inc., Class A                                                                          605           41,394
Hecla Mining Co.+                                                                           4,648           30,723
Hexcel Corp.+                                                                               2,295           50,421
Huttig Building Products, Inc.+                                                               520            4,841
Kaydon Corp.                                                                               15,606          629,858
Lennox International, Inc.                                                                  2,234           66,707
LSI Industries, Inc.                                                                          777           13,240
MascoTech, Inc.+*(1)(2)                                                                       201                0
Maverick Tube Corp.+                                                                        1,684           89,235
Metal Management, Inc.                                                                        853           26,998
Minerals Technologies, Inc.                                                                   805           47,020
Mueller Industries, Inc.                                                                   11,137          397,480
Myers Industries, Inc.                                                                      1,032           16,502
NN, Inc.                                                                                      664            8,572
NS Group, Inc.+                                                                               872           40,138
Omerga Flex, Inc.+                                                                            138            2,629
Oregon Steel Mills, Inc.+                                                                   1,391           71,178
Quanex Corp.                                                                                  985           65,631
RBC Bearings, Inc.+                                                                           357            7,319
Reliance Steel & Aluminum Co.                                                               1,126          105,754
Roanoke Electric Steel Corp.                                                                  436           14,083
Royal Gold, Inc.                                                                              742           26,853
RTI International Metals, Inc.+                                                               870           47,720
Ryerson Tull, Inc.                                                                            985           26,359
Schnitzer Steel Industries, Inc., Class A                                                     859           36,808
Shaw Group, Inc.+                                                                           3,046           92,598
Simpson Manufacturing Co., Inc.                                                             1,424           61,659
Steel Dynamics, Inc.                                                                        1,586           89,974
Steel Technologies, Inc.                                                                      438           10,643
Stillwater Mining Co.+                                                                      1,600           26,336

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

MATERIALS (CONTINUED)

METALS & MINERALS (CONTINUED)
Sun Hydraulics Corp.                                                                          264   $        5,644
Texas Industries, Inc.                                                                        891           53,897
Timken Co.                                                                                 16,400          529,228
Titanium Metals Corp.+                                                                        886           43,015
Trex Co., Inc.+                                                                               452           14,328
USEC, Inc.                                                                                  3,380           40,729
Valmont Industries, Inc.                                                                      675           28,377
Wheeling-Pittsburgh Corp.+                                                                    324            5,949
Worthington Industries, Inc.                                                                2,719           54,543
Zoltek Cos., Inc.+                                                                            396            9,053
                                                                                                    --------------
                                                                                                         6,360,697
                                                                                                    --------------

REAL ESTATE -- 3.9%

REAL ESTATE COMPANIES -- 0.6%
Affordable Residential Communities                                                          1,020           10,710
American Campus Communities, Inc.                                                             652           16,893
Avatar Holdings, Inc.+                                                                        227           13,847
Brookfield Homes Corp.                                                                        575           29,819
California Coastal Communities, Inc.+                                                         308           11,427
Capital Lease Funding, Inc.                                                                   950           10,535
CentraCore Properties Trust                                                                   432           10,822
Champion Enterprises, Inc.+                                                                 2,977           44,536
Coachmen Industries, Inc.                                                                     557            6,339
Columbia Equity Trust, Inc.                                                                   544            9,563
Consolidated Tomoka Land Co.                                                                  222           13,793
Corrections Corp. of America+                                                               1,537           69,472
Deerfield Triarc Capital Corp.                                                                982           13,247
DiamondRock Hospitality Co.                                                                 1,019           14,072
Digital Realty Trust, Inc.                                                                    444           12,507
ECC Capital Corp.                                                                           2,238            3,402
Equity Lifestyle Properties, Inc.                                                             741           36,865
Fieldstone Investment Corp.                                                                 1,917           22,621
First Potomac Reality Trust                                                                   769           21,724
Fleetwood Enterprises, Inc.+                                                                2,181           24,362
GMH Communities Trust                                                                       1,558           18,135
Government Properties Trust, Inc.                                                             813            7,756
Gramercy Capital Corp.                                                                        650           16,204
Hersha Hospitality Trust                                                                      797            7,803
Highland Hospitality Corp.                                                                  1,966           24,988
Housevalues, Inc.+                                                                            237            1,953
Inland Real Estate Corp.                                                                    2,639           43,042
JER Investors Trust, Inc.                                                                     517            8,593
Jones Lang LaSalle, Inc.                                                                    1,337          102,334
Kite Realty Group Trust                                                                     1,086           17,322
Lyon William Homes, Inc.+                                                                      97            9,281
Newkirk Reality Trust, Inc.+                                                                  589           10,655
NorthStar Reality Finance Corp.                                                               751            8,223
One Liberty Properties, Inc.                                                                  302            5,989
Opteum, Inc.+                                                                                 825            7,062
Origen Financial, Inc.                                                                        636            3,867
Orleans Homebuilders, Inc.                                                                    152            3,080

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE COMPANIES (CONTINUED)
Saxon Capital, Inc.                                                                         1,958   $       20,441
Spirit Finance Corp.                                                                        2,655           32,391
Tejon Ranch Co.+                                                                              341           16,665
Trammell Crow Co.+                                                                          1,370           48,854
Trustreet Properties, Inc.                                                                  2,273           34,527
U-Store-It Trust                                                                            1,637           32,986
United Capital Corp.+                                                                         107            2,662
Washington Group International, Inc.                                                        1,017           58,366
ZipRealty, Inc.+                                                                              257            2,256

REAL ESTATE INVESTMENT TRUSTS -- 3.3%
Aames Investment Corp.                                                                      1,618            9,190
Acadia Realty Trust                                                                         1,089           25,646
Agree Reality Corp.                                                                           301            9,662
Alexander's, Inc.+                                                                             75           21,675
Alexandria Real Estate Equities, Inc.                                                         883           84,176
American Home Mtg. Investment Corp.                                                         1,696           52,932
American Land Lease, Inc.                                                                   6,900          188,715
Anthracite Capital, Inc.                                                                    2,093           22,981
Arbor Realty Trust, Inc.                                                                      503           13,576
Ashford Hospitality Trust, Inc.                                                             1,430           17,732
Bedford Property Investors, Inc.                                                              576           15,512
BioMed Realty Trust, Inc.                                                                   1,757           52,077
Boykin Lodging Co.+                                                                           688            7,768
Brandywine Realty Trust                                                                     3,421          108,651
Capital Trust, Inc., ClassA                                                                   471           14,658
Cedar Shopping Centers, Inc.                                                                1,009           15,983
Colonial Properties Trust                                                                   1,758           88,129
Commercial Net Lease Realty, Inc.                                                           2,049           47,742
Corporate Office Properties Trust                                                           1,215           55,574
Cousins Properties, Inc.                                                                   13,643          456,085
Duke Realty Corp.                                                                           5,100          193,545
EastGroup Properties, Inc.                                                                    864           40,988
Education Reality Trust, Inc.                                                               1,027           15,713
Entertainment Properties Trust                                                              1,009           42,358
Equity Inns, Inc.                                                                           2,119           34,328
Equity One, Inc.                                                                           11,551          283,693
Extra Space Storage, Inc.                                                                   1,467           25,218
FelCor Lodging Trust, Inc.                                                                  1,964           41,440
First Industrial Realty Trust, Inc.                                                         1,686           71,975
Getty Realty Corp.                                                                            688           20,021
Glenborough Realty Trust, Inc.                                                              1,264           27,492
Glimcher Realty Trust                                                                       1,405           39,902
Heritage Property Investment Trust                                                          1,081           42,797
Highwoods Properties, Inc.                                                                  2,112           71,238
Home Properties, Inc.                                                                       1,237           63,211
HomeBanc Corp.                                                                              2,215           19,470
Host Marriott Corp.                                                                        16,200          346,680
Impac Mtg. Holdings, Inc.                                                                   2,954           28,477
Innkeepers USA Trust                                                                        1,679           28,459
Investors Real Estate Trust                                                                 1,748           16,676
Kilroy Realty Corp.                                                                         1,134           87,613

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

REAL ESTATE (CONTINUED)

REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
LaSalle Hotel Properties                                                                   11,180   $      458,380
Lexington Corporate Properties Trust                                                        2,042           42,576
Liberty Property Trust                                                                      4,500          212,220
LTC Properties, Inc.                                                                          910           21,167
Luminent Mtg. Capital, Inc.                                                                 1,592           12,911
Maguire Properties, Inc.                                                                    1,359           49,603
Medical Properties Trust, Inc.                                                                504            5,443
Meristar Hospitality Corp.+                                                                 3,433           35,635
MFA Mtg. Investments, Inc.                                                                  3,234           20,536
Mid-America Apartment Communities, Inc.                                                       742           40,624
MortgageIT Holdings, Inc.                                                                     986           10,678
National Health Investors, Inc.                                                               920           23,368
National Health Realty, Inc.                                                                  283            5,637
Nationwide Health Properties, Inc.                                                          2,634           56,631
Newcastle Investment Corp.                                                                  1,718           41,095
Novastar Financial, Inc.                                                                    1,087           36,349
Omega Healthcare Investors, Inc.                                                            2,190           30,704
Pan Pacific Retail Properties, Inc.                                                         6,200          439,580
Parkway Properties, Inc.                                                                      552           24,111
Pennsylvania Real Estate Investment Trust                                                   1,432           63,008
Post Properties, Inc.                                                                       1,565           69,642
PS Business Parks, Inc.                                                                       646           36,124
RAIT Investment Trust                                                                       1,083           30,584
Ramco-Gershenson Properties                                                                   570           17,254
Redwood Trust, Inc.                                                                           772           33,443
Saul Centers, Inc.                                                                            429           18,837
Senior Housing Properties Trust                                                             2,351           42,553
Sizeler Property Investors, Inc.                                                              725           10,701
Sovran Self Storage, Inc.                                                                     671           37,039
Strategic Hotel Capital, Inc.                                                               1,722           40,088
Sun Communities, Inc.                                                                         636           22,483
Sunstone Hotel Investors, Inc.                                                              1,192           34,532
Tanger Factory Outlet Centers, Inc.                                                         1,206           41,498
Tarragon Corp.                                                                                492            9,791
Taubman Centers, Inc.                                                                       1,990           82,923
Town & Country Trust                                                                          689           27,967
Universal Health Realty Income Trust                                                          462           16,877
Urstadt Biddle Properties, Inc., Class A                                                      826           14,868
Washington Real Estate Investment Trust                                                     1,650           59,928
Winston Hotels, Inc.                                                                        1,041           11,836
                                                                                                    --------------
                                                                                                         6,080,973
                                                                                                    --------------

UTILITIES -- 1.3%

ELECTRIC UTILITIES -- 0.7%
Allete, Inc.                                                                                  998           46,507
Avista Corp.                                                                                1,904           39,318
Black Hills Corp.                                                                           1,271           43,214
Central Vermont Public Service Corp.                                                          481           10,202
CH Energy Group, Inc.                                                                         619           29,712
Cleco Corp.                                                                                 1,966           43,901
DPL, Inc.                                                                                  19,700          531,900

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES (CONTINUED)

ELECTRIC UTILITIES (CONTINUED)
Duquesne Light Holdings, Inc.                                                               3,029   $       49,978
El Paso Electric Co.+                                                                       1,874           35,681
Empire District Electric Co.                                                                1,013           22,509
Headwaters, Inc.+                                                                           1,624           64,619
IDACORP, Inc.                                                                               1,656           53,853
ITC Holdings Corp.                                                                            503           13,204
MGE Energy, Inc.                                                                            3,603          119,547
NorthWestern Corp.                                                                          1,405           43,752
Pike Electric Corp.+                                                                          530           11,135

GAS & PIPELINE UTILITIES -- 0.6%
American States Water Co.                                                                     658           24,583
Aquila, Inc.+                                                                              14,653           58,466
California Water Service Group                                                                678           30,544
Cascade Natural Gas Corp.                                                                     456            8,983
Connecticut Water Service, Inc.                                                               317            8,312
EnergySouth, Inc.                                                                             267            8,493
Laclede Group, Inc.                                                                           829           28,534
Middlesex Water Co.                                                                           443            8,390
New Jersey Resources Corp.                                                                  5,877          265,934
Nicor, Inc.                                                                                 1,733           68,558
Northwest Natural Gas Co.                                                                   7,082          251,340
Peoples Energy Corp.                                                                        1,492           53,175
Priceline.Com, Inc.+                                                                          988           24,542
SJW Corp.                                                                                     600           16,110
Southwest Water Co.                                                                           846           13,485
                                                                                                    --------------
                                                                                                         2,028,481
                                                                                                    --------------
TOTAL COMMON STOCK (cost $117,943,602)                                                                 136,757,454
                                                                                                    --------------

PREFERRED STOCK -- 0.0%

CONSUMER DISCRETIONARY -- 0.0%

HOUSING & HOUSEHOLD DURABLES -- 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $275)                                       183                0

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 0.0%

MATERIALS -- 0.0%

METALS & MINERALS -- 0.0%
Mueller Industries, Inc. 6.00% due 11/01/14 (cost $9,000)                          $        9,000            8,393


                                                                                       SHARES
------------------------------------------------------------------------------------------------------------------
WARRANTS -- 0.0%+

INFORMATION TECHNOLOGY -- 0.0%

COMPUTER SOFTWARE -- 0.0%
MicroStrategy, Inc. Class A Expires 6/24/2007 (strike price $400) (cost $0)                    18                3

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 3.0%

FINANCE -- 3.0%

FINANCIAL SERVICES -- 3.0%
iShares Nasdaq Biotechnology Index Fund+                                                    5,800   $      477,804
iShares Russell 2000 Index Fund                                                            22,600        1,717,600
iShares Russell 2000 Value Index Fund                                                      32,800        2,451,472
                                                                                                    --------------
TOTAL EXCHANGE TRADED FUNDS (cost $4,065,731)                                                            4,646,876
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $122,018,608)                                              141,412,726
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 0.6%

U.S. GOVERNMENT OBLIGATIONS -- 0.6%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06 (cost $999,741)        $    1,000,000          999,741

REPURCHASE AGREEMENTS -- 8.5%

Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $344,090 and collateralized by $375,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of
  $354,844                                                                                344,000          344,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.75%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $6,885,578 and collateralized by $7,425,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/15/36 and having an approximate value
  of $7,025,906                                                                         6,884,000        6,884,000

State Street Bank & Trust Co. Joint Repurchase Agreement Account(3)                     6,137,000        6,137,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $13,365,000)                                                          13,365,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $136,383,349)@                                                       99.6%                     155,777,467
Other assets less liabilities --                                              0.4                          613,435
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  156,390,902
                                                                            =====                   ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006 the aggregate value of these securities was $31,865 representing 0.02% net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#    Security represents an investment in an affiliated company; see Note 8
@    See Note 3 for cost of investments on a tax basis
(1)  Fair valued security; see Note 2
(2)  Illiquid security
(3)  See Note 2 for details of Joint Repurchase Agreement
(4)  Company has filed for Chapter 11 bankruptcy protection.

OPEN FUTURES CONTRACTS

                                                                                           VALUE AS OF
 NUMBER OF                                      EXPIRATION           VALUE AT                MARCH 31,          UNREALIZED
 CONTRACTS           DESCRIPTION                   DATE             TRADE DATE                 2006            APPRECIATION
---------------------------------------------------------------------------------------------------------------------------
  4 Long       Russell 2000 Index              June 2006          $ 1,468,830              $ 1,543,600          $  74,770
                                                                                                                =========

See Notes to Financial Statements.

SEASONS SERIES TRUST
INTERNATIONAL
EQUITY PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Banks                                                                      15.4%
Financial Services                                                          8.6
Telecommunications                                                          6.5
Drugs                                                                       6.3
Metals & Minerals                                                           5.4
Retail                                                                      4.9
Food, Beverage & Tobacco                                                    4.5
Insurance                                                                   4.5
Energy Services                                                             3.8
Automotive                                                                  3.7
Energy Sources                                                              3.4
Electronics                                                                 3.3
Transportation                                                              3.1
Chemicals                                                                   2.6
Broadcasting & Media                                                        2.4
Repurchase Agreements                                                       2.3
Electric Utilities                                                          2.0
Real Estate Companies                                                       2.0
Business Services                                                           1.7
U.S. Governement Agencies                                                   1.7
Machinery                                                                   1.5
Multi-Industry                                                              1.4
Leisure & Tourism                                                           1.0
Medical Products                                                            1.0
Electrical Equipment                                                        0.9
Housing & Household Durables                                                0.9
Aerospace & Military Technology                                             0.8
Apparel & Textiles                                                          0.8
Forest Products                                                             0.7
Household & Personal Products                                               0.7
Gas & Pipeline Utilities                                                    0.6
Time Deposit                                                                0.6
Computer Software                                                           0.5
Computers & Business Equipment                                              0.5
Entertainment Products                                                      0.5
Real Estate Investment Trusts                                               0.5
Computer Services                                                           0.1
Internet Content                                                            0.1
U.S. Government Obligations                                                 0.1
                                                                          -----
                                                                          101.3%
                                                                          =====

COUNTRY ALLOCATION*

Japan                                                                      21.5%
United Kingdom                                                             18.1
France                                                                     10.3
Germany                                                                     7.2
United States                                                               6.5
Switzerland                                                                 5.9
Netherlands                                                                 4.1
Italy                                                                       3.0
Spain                                                                       2.5
Australia                                                                   2.5
South Korea                                                                 2.0
Hong Kong                                                                   1.9
Canada                                                                      1.7
Ireland                                                                     1.6
Sweden                                                                      1.5
Greece                                                                      1.2
Russia                                                                      1.0
Taiwan                                                                      1.0
Cayman Islands                                                              0.9
Norway                                                                      0.9
Turkey                                                                      0.8
Belgium                                                                     0.6
Finland                                                                     0.5
Luxembourg                                                                  0.5
China                                                                       0.4
Austria                                                                     0.3
Hungary                                                                     0.3
India                                                                       0.3
Israel                                                                      0.3
Korea                                                                       0.3
Lebanon                                                                     0.3
Mexico                                                                      0.3
Singapore                                                                   0.3
Thailand                                                                    0.3
Denmark                                                                     0.2
South Africa                                                                0.2
Portugal                                                                    0.1
                                                                          -----
                                                                          101.3%
                                                                          =====

*  Calculated as a percentage of net assets.

                                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.8%

AUSTRALIA -- 2.5%

Alinta, Ltd.                                                                                1,627   $       12,789
Alumina, Ltd.                                                                             133,803          709,801
Amcor, Ltd.+                                                                                5,505           29,164
AMP, Ltd.                                                                                  11,701           72,710
Ansell, Ltd.                                                                                  901            7,482
APN News & Media, Ltd.+                                                                     1,804            6,109
Aristocrat Leisure, Ltd.                                                                    1,918           18,921
Australia & New Zealand Banking Group, Ltd.+                                               11,424          216,729
Australian Gas Light Co., Ltd.                                                              2,858           37,913
Australian Stock Exchange, Ltd.                                                               643           15,053
AXA Asia Pacific Holdings, Ltd.+                                                            5,451           22,634
Babcock & Brown, Ltd.+                                                                        940           12,449
BHP Billiton, Ltd.                                                                         22,447          449,955
BHP Steel, Ltd.                                                                             4,457           22,910
Billabong International, Ltd.                                                                 841            9,151
Boral, Ltd.+                                                                                3,661           23,379
Brambles Industries, Ltd.+                                                                  6,082           46,807
Caltex Australia, Ltd.+                                                                       844           11,601
Centro Properties Group+                                                                    5,039           23,340
CFS Gandel Retail Trust(2)                                                                  9,455           13,199
Challenger Financial Services Group, Ltd.                                                   2,522            6,319
Coca-Cola Amatil, Ltd.                                                                    193,059          999,265
Cochlear, Ltd.                                                                                343           13,049
Coles Myer, Ltd.                                                                            7,409           56,754
Commonwealth Bank of Australia                                                              8,063          261,485
Commonwealth Property Office Fund(2)                                                        9,599            9,483
Computershare, Ltd.+                                                                        2,423           12,767
CSL, Ltd.                                                                                   1,131           44,290
CSR, Ltd.+                                                                                  5,710           18,232
DB RREEF Trust+                                                                            16,442           17,303
DCA Group, Ltd.+                                                                            2,666            7,005
Downer Group, Ltd.+                                                                        98,796          627,358
Foster's Group, Ltd.                                                                       12,596           47,883
Futuris Corp., Ltd.+                                                                        3,325            5,380
General Property Trust+                                                                    11,358           33,582
Harvey Norman Holding, Ltd.+                                                                3,309            8,954
Iluka Resources, Ltd.                                                                       1,458            8,183
ING Industrial Fund+(2)                                                                     4,648            7,520
Insurance Australia Group, Ltd.+                                                            9,979           39,077
Investa Property Group                                                                      9,547           14,763
John Fairfax Holdings, Ltd.+                                                                5,787           16,613
Leighton Holdings, Ltd.                                                                       868           11,030
Lend Lease Corp., Ltd.+                                                                     2,249           22,283
Lion Nathan, Ltd.                                                                           1,839           10,677
Macquarie Airports+                                                                         4,022            9,703
Macquarie Bank, Ltd.                                                                        1,444           66,864
Macquarie Communications Infrastructure Group+                                              2,101            8,799
Macquarie Goodman Management, Ltd.+                                                         7,737           27,584

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

AUSTRALIA (CONTINUED)

Macquarie Infrastructure Group                                                             15,052   $       41,056
Macquarie Office Trust                                                                     12,000           11,812
Mayne Group, Ltd.                                                                           4,009            9,873
Mayne Pharma, Ltd.+                                                                         3,909            8,283
Mirvac Group+                                                                               5,375           16,354
Multiplex Group                                                                             3,930            8,637
National Australia Bank, Ltd.                                                               9,993          269,705
Newcrest Mining, Ltd.                                                                       2,075           34,731
OneSteel, Ltd.+                                                                             3,550           10,471
Orica, Ltd.+                                                                                1,922           31,908
Origin Energy, Ltd.+                                                                        4,951           25,945
Pacific Brands, Ltd.+                                                                       3,148            5,386
PaperlinX, Ltd.                                                                             2,791            7,533
Patrick Corp., Ltd.                                                                         4,134           23,854
Perpetual Trustees Australia, Ltd.                                                            254           12,365
Publishing & Broadcasting, Ltd.                                                               843           10,441
Qantas Airways, Ltd.                                                                        5,913           14,985
QBE Insurance Group, Ltd.                                                                   4,863           76,173
Rinker Group, Ltd.                                                                          5,773           82,038
Rio Tinto, Ltd.                                                                             1,777          100,309
Santos, Ltd.                                                                                3,718           30,290
SFE Corp., Ltd.                                                                               840            9,808
Sonic Healthcare, Ltd.                                                                      1,641           18,444
Stockland Trust Group                                                                       8,281           39,839
Suncorp-Metway, Ltd.+                                                                       3,465           48,223
TABCORP Holdings, Ltd.                                                                      3,284           36,370
Telstra Corp., Ltd.                                                                        13,237           35,442
Toll Holdings, Ltd.                                                                         1,556           14,593
Transurban Group+                                                                           4,956           23,914
Unitab, Ltd.+                                                                                 752            8,183
Wesfarmers, Ltd.                                                                            2,365           59,055
Westfield Group                                                                             9,294          113,776
Westpac Banking Corp., Ltd.                                                                11,457          195,373
Woodside Petroleum, Ltd.                                                                    2,920           95,073
Woolworths, Ltd.                                                                            7,282           98,164
                                                                                                    --------------
                                                                                                         5,802,707
                                                                                                    --------------

AUSTRIA -- 0.3%

Andritz Ag                                                                                     56            8,156
Boehler-Uddeholm AG+                                                                           63           12,979
Erste Bank der oesterreichischen Sparkassen AG+                                             1,156           68,168
Flughafen Wien AG+                                                                             66            5,169
Immofinanz Immobil Anlagen AG+                                                              2,101           21,795
Mayr-Melnhof Karton AG+                                                                        26            4,647
Meinl European Land, Ltd.+                                                                    902           16,943
Oesterreichische Elektrizitaetswirtschafts AG, Class A+                                        49           21,793
OMV AG+                                                                                     1,032           69,035
Radex Heraklith Industriebeteiligungs AG+                                                     146            4,745
Raiffeisen International Bank-Holding AG                                                      200           17,063
Telekom Austria AG+                                                                        18,339          432,259
Voestalpine AG+                                                                               123           17,210
Wiener Stadtische Allgemeine Versicherung AG+                                                 200           12,361
Wienerberger AG+                                                                              394           19,815
                                                                                                    --------------
                                                                                                           732,138
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

BELGIUM -- 0.6%

AGFA Gevaert NV+                                                                              604   $       11,506
Barco NV+                                                                                      71            6,062
Bekaert NV+                                                                                    88            9,065
Belgacom SA+                                                                                1,018           32,556
Cofinimmo SA+                                                                                  37            6,165
Colruyt SA+                                                                                   100           14,979
Compagnie Maritime Belge SA+                                                                  109            3,264
Delhaize Group+                                                                               444           31,853
Dexia                                                                                       3,432           88,755
Euronav NV+                                                                                   116            3,143
Fortis                                                                                      7,327          261,759
Groupe Bruxelles Lambert SA                                                                   433           48,170
InBev NV+                                                                                  13,689          641,995
KBC Bancassurance Holding+                                                                  1,146          123,046
Mobistar SA+                                                                                  178           12,921
Omega Pharma SA+                                                                              123            7,535
S.A. D'ieteren NV+                                                                             18            5,386
Solvay SA, Class A+                                                                           397           45,849
UCB SA                                                                                        547           26,913
Umicore+                                                                                      154           21,331
                                                                                                    --------------
                                                                                                         1,402,253
                                                                                                    --------------

CANADA -- 1.7%

Addax Petroleum Corp.+                                                                     14,024          336,235
Alcan Aluminium, Ltd.                                                                      27,703        1,266,858
Bank of Nova Scotia+                                                                       19,595          785,579
Nexen, Inc.                                                                                 8,837          486,551
OPTI Canada, Inc.+                                                                         17,024          645,333
Talisman Energy, Inc.                                                                       6,469          343,544
                                                                                                    --------------
                                                                                                         3,864,100
                                                                                                    --------------

CAYMAN ISLAND -- 0.9%

Bank Of Cyprus Public+                                                                    134,070        1,124,311
Xinhua Finance, Ltd.                                                                        1,574        1,036,406
                                                                                                    --------------
                                                                                                         2,160,717
                                                                                                    --------------

CHINA -- 0.4%

PICC Property and Casualty Co., Ltd.                                                    2,634,000          967,490
                                                                                                    --------------

DENMARK -- 0.2%

A/S Dampskibsselskabet Torm                                                                    50            2,330
AP Moller - Maersk A/S+                                                                         7           60,135
Bang & Olufsen A/S, Class B                                                                    75            8,684
Carlsberg A/S, Class B+                                                                       200           13,057
Coloplast A/S, Class B+                                                                       169           12,721
Danisco A/S                                                                                   298           24,149
Danske Bank A/S                                                                             2,709          100,524
DSV A/S+                                                                                      150           19,975
East Asiatic Co., Ltd. A/S+                                                                   125            5,136
FLS Industries A/S, Class B+                                                                  200            8,022
GN Store Nord A/S                                                                           1,300           17,945
H. Lundbeck A/S                                                                               400            8,769
NKT Holding A/S                                                                               100            6,333
Novo Nordisk A/S, Class B                                                                   1,475           91,741
Novozymes A/S                                                                                 354           24,001

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

DENMARK (CONTINUED)

Topdanmark A/S+                                                                               150   $       18,805
Trygvesta A/S+                                                                                200           11,709
Vestas Wind Systems A/S+                                                                      937           23,357
William Demant Holding A/S+                                                                   200           13,252
                                                                                                    --------------
                                                                                                           470,645
                                                                                                    --------------

FINLAND -- 0.5%

Amer Sports Oyj+                                                                              400            8,163
Cargotec Corp.+                                                                               240            9,831
Elisa Corp.                                                                                 1,000           19,850
Fortum Oyj+                                                                                 2,705           68,249
KCi Konecranes Oyj+                                                                           350            6,023
Kesko Oyj, Class B                                                                            400           12,482
Kone Oyj+                                                                                     480           19,760
Metso Oyj+                                                                                    754           29,102
Neste Oil Oyj                                                                                 826           28,398
Nokia Oyj                                                                                  26,352          545,444
Nokian Renkaat Oyj                                                                            600           10,579
OKO Bank                                                                                      750           12,161
Orion Oyj, Class B+                                                                           500           12,052
Outokumpu Oyj                                                                                 751           15,171
Rautaruukki Oyj+                                                                              600           22,162
Sampo Oyj, Class A+                                                                         2,400           50,520
Stora Enso Oyj, Class R                                                                     3,698           56,914
TietoEnator Oyj                                                                               500           19,535
UPM-Kymmene Oyj                                                                             3,200           75,619
Uponor Oyj                                                                                    400           10,461
Wartsila Oyj, Class B                                                                         400           14,833
YIT Oyj+                                                                                      800           21,697
                                                                                                    --------------
                                                                                                         1,069,006
                                                                                                    --------------

FRANCE -- 10.3%

Accor SA+                                                                                   1,228           70,791
Air France-KLM                                                                                758           17,848
Air Liquide+                                                                                  682          141,990
Alcatel SA+                                                                                 7,771          120,259
Alstom+                                                                                     8,959          751,302
Atos Origin SA+                                                                               421           31,198
Autoroutes du Sud de la France                                                                362           22,373
AXA                                                                                        37,589        1,319,192
BNP Paribas+                                                                                2,090          187,551
BNP Paribas                                                                                27,501        2,554,520
Bouygues SA+                                                                                1,145           60,845
Business Objects SA+                                                                          412           15,038
Cap Gemini SA+                                                                                781           42,553
Carrefour SA+                                                                               3,529          187,744
Casino Guichard-Perrachon SA+                                                              18,815        1,315,615
Cie Generale d'Optique Essilor International SA                                               611           54,496
CNP Assurances+                                                                               217           21,879
Compagnie de Saint-Gobain                                                                   1,944          135,814
Compagnie Generale des Etablissements Michelin, Class B+                                      897           56,362
Credit Agricole SA                                                                         34,708        1,350,575
Dassault Systemes SA+                                                                         357           20,416
Electric Power Development Co., Ltd.+                                                       1,040           32,958

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

FRANCE (CONTINUED)

Enagas SA                                                                                  39,466   $      781,969
France Telecom SA+                                                                         69,875        1,571,623
Gaz de France                                                                               1,200           43,394
Gecina SA+                                                                                     59            7,829
Groupe Danone+                                                                              1,488          182,307
Hermes International+                                                                         136           34,380
Imerys SA+                                                                                    200           16,845
Klepierre                                                                                     145           18,081
L'Oreal SA+                                                                                 8,741          770,095
Lafarge SA+                                                                                 4,109          465,582
Lagardere Group S.C.A.+                                                                       755           58,968
LVMH Moet Henessy Louis Vuitton SA                                                          1,532          150,195
Neopost SA+                                                                                   201           21,849
PagesJaunes Groupe SA+                                                                        785           22,051
Pernod-Ricard SA+                                                                             468           89,666
Peugeot SA                                                                                 16,662        1,049,975
Pinault-Printemps-Redoute SA+                                                                 414           49,995
Publicis Groupe+                                                                              864           33,715
Renault SA                                                                                  1,158          123,141
Sagem SA+                                                                                   1,043           26,442
Sanofi-Synthelabo SA                                                                       30,678        2,918,404
Schneider Electric SA+                                                                      1,415          152,786
SCOR+                                                                                       5,152           13,111
Societe BIC SA+                                                                               189           12,689
Societe des Autoroutes du Nord et de l'Est de la France+                                      132            9,278
Societe des Autoroutes Paris-Rhin-Rhone+                                                      213           15,771
Societe Generale+                                                                           2,205          331,611
Societe Television Francaise+                                                                 736           22,298
Sodexho Alliance SA                                                                           597           28,360
Suez SA+                                                                                      833               10
Suez SA                                                                                     6,264          246,860
Technip SA+                                                                                 5,608          379,560
Thales SA+                                                                                    483           21,476
Thomson SA+                                                                                 1,624           32,059
Total SA+                                                                                  12,534        3,306,715
Total SA+                                                                                      72                1
Unibail (Union du Credit-Bail Immobilier)                                                     284           51,281
Valeo SA+                                                                                     436           18,234
Veolia Environment+                                                                         2,162          120,075
Vinci SA+                                                                                  20,873        2,057,743
Vivendi Universal SA                                                                        7,216          247,825
Zodiac SA                                                                                     239           15,510
                                                                                                    --------------
                                                                                                         4,031,078
                                                                                                    --------------

GERMANY -- 6.6%

Adidas-Salomon AG+                                                                          6,353        1,256,380
Allianz AG+                                                                                 7,140        1,192,156
Altana AG+                                                                                    439           27,207
BASF AG                                                                                     3,360          263,446
Bayer AG+                                                                                   4,113          164,782
Beiersdorf AG+                                                                                106           15,286
Celesio AG+                                                                                   240           22,712
Commerzbank AG+                                                                             3,699          147,389
Continental AG+                                                                               819           90,169
DaimlerChrysler AG+                                                                         5,704          327,647
Deutsche Bank AG                                                                           12,793        1,461,176
Deutsche Boerse AG                                                                            629           90,708

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

GERMANY (CONTINUED)

Deutsche Lufthansa AG+                                                                      1,432   $       25,631
Deutsche Post AG                                                                              395            9,828
Deutsche Post AG+                                                                           4,062          101,847
Deutsche Bank AG                                                                              350           25,398
Deutsche Telekom AG+                                                                       17,074          288,020
Douglas Holding AG+                                                                           208            9,795
E.ON AG+                                                                                   17,394        1,914,176
Epcos AG+                                                                                     307            4,070
Fresenius Medical Care AG+                                                                  9,614        1,148,761
Hannover Rueckversicherung AG+                                                             32,701        1,213,034
Heidelberger Druckmaschinen AG+                                                               322           14,204
Henkel KGaA                                                                                11,289        1,214,834
Hochtief AG+                                                                                  372           21,044
Hypo Real Estate Holding AG+                                                                  838           57,449
Infineon Technologies AG+                                                                   3,976           41,004
IVG Immobilien AG+                                                                         21,696          652,312
KarstadtQuelle AG+                                                                            396            9,315
Linde AG                                                                                      522           45,325
MAN AG+                                                                                       882           61,213
Merck KGaA+                                                                                   303           28,799
Metro AG                                                                                      912           46,761
MLP AG                                                                                        374            9,142
Muenchener Rueckversicherungs-Gesellschaft AG+                                              1,221          173,121
Premiere AG+                                                                                  410            7,279
Puma AG+                                                                                       73           27,642
RWE AG+                                                                                     2,620          228,032
SAP AG+                                                                                     1,385          300,452
Schering AG+                                                                                8,418          875,174
Siemens AG+                                                                                13,538        1,263,920
Suedzucker AG+                                                                                415           10,737
ThyssenKrupp AG                                                                             2,253           65,063
TUI AG+                                                                                     1,409           27,661
Vivacon AG                                                                                  9,350          404,736
Volkswagen AG                                                                               1,102           83,212
Wincor Nixdorf AG+                                                                             98           12,351
                                                                                                    --------------
                                                                                                        15,480,400
                                                                                                    --------------

GREECE -- 1.2%

Alpha Bank A.E.+                                                                            1,734           64,049
Athens Stock Exchange SA+                                                                     290            4,569
Coca-Cola Hellenic Bottling Co. SA+                                                           680           21,129
Cosmote Mobile Communications SA+                                                             840           19,443
EFG Eurobank Ergasias SA+                                                                   1,207           46,485
Emporiki Bank of Greece SA+                                                                   515           17,225
Folli - Follie SA+                                                                            110            3,149
Germanos SA+                                                                                  360            7,643
Greek Organisation of Football Prognostics SA                                              19,010          726,595
Hellenic Duty Free Shops SA+                                                                  120            2,335
Hellenic Petroleum SA+                                                                        670            9,565
Hellenic Technodomiki Tev SA+                                                                 746            6,383
Hellenic Telecommunications Organization SA+                                               19,248          425,460
Hyatt Regency SA+                                                                             270            3,671
Intracom SA+                                                                                  540            3,887
National Bank of Greece SA+                                                                24,182        1,137,032
Piraeus Bank SA+                                                                           11,542          349,679

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

GREECE (CONTINUED)

Public Power Corp.                                                                            660   $       15,516
Technical Olympic SA+                                                                         500            3,030
Titan Cement Co. SA+                                                                          360           17,189
Viohalco, Hellenic Copper and Aluminum Industry SA                                            690            6,957
                                                                                                    --------------
                                                                                                         2,890,991
                                                                                                    --------------

HONG KONG -- 1.9%

ASM Pacific Technology, Ltd.+                                                               1,500            8,951
Bank of East Asia, Ltd.                                                                     9,000           32,594
BOC Hong Kong (Holdings), Ltd.                                                             23,500           47,247
Cathay Pacific Airways, Ltd.                                                                7,000           12,269
Cheung Kong (Holdings), Ltd.                                                                9,000           95,287
Cheung Kong Infrastructure Holdings, Ltd.+                                                  3,000            9,531
China Unicom, Ltd. (Hong Kong)+                                                           900,000          730,750
CLP Holdings, Ltd.                                                                         11,400           66,483
Esprit Holdings, Ltd.                                                                     154,000        1,198,791
Giordano International, Ltd.                                                                8,000            4,459
Hang Lung Properties, Ltd.                                                                 12,000           22,889
Hang Seng Bank, Ltd.                                                                        4,800           61,832
Henderson Land Development Co., Ltd.+                                                       5,000           27,709
Hong Kong & China Gas Co., Ltd.                                                            23,392           56,376
Hong Kong Electric Holdings, Ltd.+                                                          9,000           42,279
Hong Kong Exchanges & Clearing, Ltd.                                                        6,000           36,151
Hopewell Holdings, Ltd.                                                                     4,000           11,599
Hutchison Telecommunications International, Ltd.+                                           8,000           13,661
Hutchison Whampoa, Ltd.                                                                    13,300          121,787
Hysan Development Co., Ltd.+                                                                4,000           11,393
Johnson Electric Holdings, Ltd.                                                             9,500            8,877
Kerry Properties, Ltd.+                                                                     3,500           12,811
Kingboard Chemical Holdings, Ltd.                                                           3,000            9,086
Li & Fung, Ltd.                                                                            10,000           22,554
Link Real Estate I+                                                                        13,000           28,147
MTR Corp.+                                                                                  9,000           20,299
New World Development Co., Ltd.                                                            15,126           26,610
Noble Group, Ltd.                                                                           5,000            3,806
Orient Overseas International, Ltd.                                                         1,100            3,728
PCCW, Ltd.                                                                                 23,923           15,724
SCMP Group, Ltd.                                                                            6,000            2,165
Shangri-La Asia, Ltd.                                                                       6,000            9,666
Sino Land Co., Ltd.                                                                        10,000           14,435
Sinolink Worldwide Holdings, Ltd. *                                                     1,304,000          483,171
Smartone Telecommunications Holdings, Ltd.                                                  2,000            2,217
Solomon Systech International, Ltd.+                                                       12,000            5,838
Sun Hung Kai Properties, Ltd.                                                               9,000           91,344
Swire Pacific, Ltd., Class A                                                                6,000           58,731
Techtronic Industries Co., Ltd.                                                           474,500          853,093
Television Broadcasting, Ltd.                                                               2,000           11,316
Texwinca Holdings, Ltd.+                                                                    4,000            3,042
Wharf Holdings, Ltd.+                                                                       8,000           29,385
Wing Hang Bank, Ltd.                                                                        1,500           12,595
Yue Yuen Industrial Holdings                                                                3,500           10,307
                                                                                                    --------------
                                                                                                         4,350,985
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

HUNGARY -- 0.3%

OTP Bank Rt. GDR                                                                           10,700   $      743,650
                                                                                                    --------------

INDIA  -- 0.3%

Reliance Industries, Ltd. Sponsored GDR*(3)(4)                                             12,385          664,651
                                                                                                    --------------

IRELAND -- 1.6%

Allied Irish Banks PLC (Dublin)                                                             5,469          130,564
Bank of Ireland (Dublin)                                                                    6,079          113,081
C&C Group PLC                                                                               1,723           11,693
CRH PLC (Dublin)                                                                           34,200        1,196,939
CRH PLC                                                                                     3,342          116,640
DCC PLC+                                                                                      504           11,727
Depfa Bank PLC+                                                                            38,310          682,462
Eircom Group PLC                                                                            5,036           12,999
Elan Corp PLC+ (London)                                                                        88            1,277
Elan Corp PLC+ (Dublin)                                                                     2,581           37,221
Fyffes PLC+                                                                                 1,962            5,278
Grafton Group PLC (United Kingdom)+(2)                                                      1,335           17,521
Greencore Group PLC+                                                                          979            4,568
Iaws Group PLC+                                                                               665           11,605
Independent News & Media PLC                                                                3,532           11,428
Irish Life & Permanent PLC+ (London)                                                        6,703          160,836
Irish Life & Permanent PLC+ (Dublin)                                                       52,349        1,256,094
Kerry Group PLC, Class A                                                                      820           19,695
Kingspan Group PLC                                                                            737           11,253
Paddy Power+                                                                                  284            4,577
Ryanair Holdings PLC Sponsored ADR+                                                           239           13,073
                                                                                                    --------------
                                                                                                         3,830,531
                                                                                                    --------------

ISRAEL -- 0.3%

Teva Pharmaceutical Industries, Ltd. Sponsored ADR                                         14,600          601,228
                                                                                                    --------------

ITALY -- 3.0%

Alleanza Assicurazioni SpA+                                                                 2,649           31,492
Arnoldo Mondadori Editore SpA+                                                                731            7,171
Assicurazione Generali SpA+                                                                 5,988          225,534
Autogrill SpA+                                                                                717           10,635
Autostrade SpA+                                                                             1,789           44,249
Banca Antonveneta SpA+                                                                        580           18,626
Banca Fideuram SpA+                                                                         1,841           10,581
Banca Intesa SpA (London)+                                                                 24,337          145,399
Banca Intesa SpA (Milan)+                                                                   5,836           33,028
Banca Monte dei Paschi di Siena SpA                                                         6,895           38,812
Banca Nazionale del Lavoro SpA+                                                             6,690           23,673
Banca Popolare di Milano Scarl+                                                             2,468           29,131
Banche Popolari Unite SCRL+                                                                 2,153           52,208
Banco Popolare di Verona e Novara SCRL                                                      2,326           61,562
Benetton Group SpA                                                                            398            5,942
Bulgari SpA+                                                                                  931           11,203
Capitalia SpA                                                                              83,301          692,505
Enel SpA                                                                                   95,189          805,176
Eni SpA                                                                                    16,291          463,548

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

ITALY (CONTINUED)

Fastweb+                                                                                   15,587   $      795,420
Fiat SpA+                                                                                   3,417           43,065
Finmeccanica SpA+                                                                           1,852           42,059
Gruppo Editoriale L'Espresso SpA+                                                           1,086            5,695
Italcementi SpA+                                                                              444           10,638
Lottomatica SpA+                                                                              195            8,271
Luxottica Group SpA+                                                                          859           23,651
Mediaset SpA+                                                                               4,804           56,587
Mediobanca SpA+                                                                            56,783        1,217,980
Mediolanum SpA                                                                              1,593           12,635
Pirelli & C SpA+                                                                           17,829           17,004
Sanpaolo IMI SpA+                                                                           6,951          124,416
Seat Pagine gialle SpA+                                                                    25,436           12,160
Snam Rete Gas SpA                                                                           6,120           27,052
Telecom Italia Media SpA+                                                                   7,204            3,889
Telecom Italia SpA (London)+                                                               66,926          195,259
Telecom Italia SpA (Milan)+                                                                37,709          100,421
Terna SpA                                                                                   7,509           19,747
Tiscali SpA+                                                                                1,490            4,862
UniCredito Italiano SpA+                                                                  212,318        1,534,779
                                                                                                    --------------
                                                                                                         6,966,065
                                                                                                    --------------

JAPAN -- 21.5%

77Bank, Ltd.                                                                                2,000           15,412
Acom Co., Ltd.+                                                                               440           25,832
Aderans Co., Ltd.+                                                                            300            8,819
Advantest Corp.                                                                               400           47,681
Aeon Co., Ltd.+                                                                             4,000           97,026
Aeon Credit Service Co., Ltd.+                                                                600           18,148
Aiful Corp.+                                                                               12,800          847,171
Aisin Seiki Co., Ltd.+                                                                      1,200           46,695
Ajinomoto Co., Inc.                                                                         3,000           32,039
Alfresa Holdings Corp.                                                                        200           12,150
All Nippon Airways Co., Ltd.+                                                               4,000           14,579
Alpen Co., Ltd.+                                                                           21,700          811,215
Alps Electric Co., Ltd.+                                                                    1,100           17,729
Amada Co., Ltd.+                                                                            2,000           21,818
Amano Corp.+                                                                                  400            6,967
Anritsu Corp.+                                                                              1,000            6,287
Aoyama Trading Co., Ltd.+                                                                     400           13,220
Ariake Japan Co., Ltd.+                                                                       200            5,964
Asahi Breweries, Ltd.+                                                                      2,300           32,634
Asahi Glass Co., Ltd.+                                                                      6,000           89,669
Asahi Kasei Corp.+                                                                          7,000           49,898
Asatsu-DK, Inc.+                                                                              300           10,476
Astellas Pharma, Inc.                                                                       3,400          129,125
Autobacs Seven Co., Ltd.+                                                                     200            9,975
Bank of Fukuoka, Ltd.+                                                                      4,000           33,747
Bank Of Kyoto, Ltd.+                                                                        2,000           24,129
Bank of Yokohama, Ltd.                                                                      7,000           57,332
Benesse Corp.+                                                                                400           14,274
Bridgestone Corp.+                                                                          4,000           83,432
Canon Sales Co., Inc.+                                                                      1,000           21,538
Canon, Inc.                                                                                 4,700          311,071

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Casio Computer Co., Ltd.+                                                                   1,400   $       24,919
Central Glass Co., Ltd.+                                                                    1,000            5,794
Central Japan Railway Co.+                                                                      9           88,700
Chiba Bank, Ltd.+                                                                           4,000           35,582
CHIYODA Corp.+                                                                              1,000           23,280
Chubu Electric Power Co., Inc.+                                                             3,600           90,229
Chugai Pharmaceutical Co., Ltd.+                                                            1,700           30,837
Circle K Sunkus Co., Ltd.+                                                                    300            7,264
Citizen Watch Co., Ltd.+                                                                    2,300           21,710
Coca Cola West Japan Co., Ltd.+                                                               300            7,124
COMSYS Holdings Corp.                                                                       1,000           14,282
Credit Saison Co., Ltd.+                                                                   24,600        1,360,629
CSK Corp.+                                                                                    600           29,822
Dai Nippon Printing Co., Ltd.+                                                              4,000           72,387
Daicel Chemical Industries, Ltd.+                                                           2,000           16,839
Daido Steel Co., Ltd.+                                                                      3,000           30,459
DAIICHI SANKYO Co., Ltd.                                                                    4,100           93,530
Daikin Industries, Ltd.+                                                                    1,400           49,006
Daimaru, Inc.+                                                                              1,000           14,732
Dainippon Ink & Chemicals, Inc.+                                                            4,000           14,885
Dainippon Screen Manufacturing Co., Ltd.+                                                   2,000           21,189
Daito Trust Construction Co., Ltd.+                                                        17,100          892,048
Daiwa House Industry Co., Ltd.+                                                             3,000           51,997
Daiwa Securities Group, Inc.+                                                               7,000           93,908
Denki Kagaku Kogyo Kabushiki Kaisha+                                                        3,000           13,407
Denso Corp.                                                                                 3,300          130,374
Dentsu, Inc.+                                                                                  11           39,907
Don Quijote Co., Ltd.+                                                                      7,200          543,823
Dowa Mining Co., Ltd.+                                                                      2,000           23,874
E* TRADE SECURITIES, Co., Ltd.+                                                                 7           16,117
eAccess, Ltd.+                                                                                  8            6,185
East Japan Railway Co.+                                                                       140        1,037,213
Ebara Corp.                                                                                 2,000           12,574
Eisai Co., Ltd.                                                                             1,500           65,378
Elpida Memory, Inc.+                                                                          300           10,756
FamilyMart Co., Ltd.+                                                                         400           12,540
Fanuc, Ltd.+                                                                               20,400        1,963,738
Fast Retailing Co., Ltd.+                                                                     300           29,337
Fuji Electric Co., Ltd.                                                                     4,000           21,818
Fuji Photo Film Co., Ltd.+                                                                  3,000          100,170
Fuji Soft ABC, Inc.+                                                                          200            5,947
Fuji Television Network, Inc.+                                                                  4            9,992
Fujikura, Ltd.+                                                                             3,000           33,976
Fujitsu, Ltd.+                                                                             11,000           92,804
Furukawa Electric Co., Ltd.                                                                 3,000           24,877
GLORY, Ltd.+                                                                                  400            8,666
Goodwill Group, Inc.+                                                                           8            7,477
Gunma Bank, Ltd.+                                                                           3,000           22,685
Gunze, Ltd.+                                                                                2,000           13,509
Hakuhodo Dy Holdings, Inc.+                                                                   200           16,737
Hankyu Department Stores, Inc.+                                                             1,000            9,252
HIKARI TSUSHIN, Inc.+                                                                         100            6,958
Hino Motors, Ltd.                                                                           2,000           12,574
Hirose Electric Co., Ltd.+                                                                    200           28,122

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Hitachi Cable, Ltd.+                                                                        2,000   $       11,351
Hitachi Capital Corp.+                                                                        400            8,003
Hitachi Chemical Co., Ltd.+                                                                   700           20,102
Hitachi Construction Machinery Co., Ltd.+                                                     700           18,437
Hitachi Metals, Ltd.+                                                                      71,000          835,472
Hitachi Software Engineering Co., Ltd.+                                                       300            5,557
Hitachi, Ltd.+                                                                             20,000          141,546
Hokkaido Electric Power Co., Inc.+                                                          1,200           25,743
Hokugin Financial Group, Inc.                                                               6,000           26,355
Honda Motor Co., Ltd.+                                                                     27,800        1,721,852
House Food Corp.                                                                              500            8,207
HOYA Corp.                                                                                  2,600          104,928
IBIDEN Co., Ltd.+                                                                             800           40,442
Index Corp.+                                                                                    6           12,642
Inpex Corp.+                                                                                    3           25,412
Isetan Co., Ltd.                                                                            1,200           26,151
Ishihara Sangyo Kaisha, Ltd.+                                                               2,000            3,738
Ishikawajima-Harima Heavy Industries Co., Ltd.+                                             7,000           22,184
Ito En, Ltd.+                                                                                 400           14,002
Itochu Corp.+                                                                               9,000           77,307
Itochu Techno-Science Corp.+                                                                  200            7,884
Jafco Co., Ltd.+                                                                              200           15,089
Japan Airlines Corp.+                                                                       5,000           13,084
Japan Prime Realty Investment Corp.+                                                            3            9,150
Japan Real Estate Investment Corp.+                                                             2           17,332
Japan Retail Fund Investment Corp.+                                                             2           15,633
Japan Tobacco, Inc.+                                                                           25           87,935
JFE Holding, Inc.+                                                                          3,400          137,213
JGC Corp.                                                                                   2,000           39,337
Joyo Bank, Ltd.+                                                                            4,000           28,207
JS Group Corp.                                                                              1,600           34,393
JSR Corp.+                                                                                  1,100           32,710
Jupiter Telecommunications Co., Ltd.+                                                         902          637,607
Kajima Corp.                                                                                5,000           31,223
Kaken Pharmaceutical Co., Ltd.+                                                             1,000            8,377
Kamigumi Co., Ltd.+                                                                         2,000           15,939
Kaneka Corp.+                                                                               2,000           23,976
Kansai Electric Power Co., Inc.                                                             4,800          106,644
Kansai Paint Co., Ltd.+                                                                     2,000           18,335
Kao Corp.+                                                                                  3,000           79,014
Katokichi Co., Ltd.+                                                                          800            5,472
Kawasaki Heavy Industries, Ltd.+                                                            8,000           28,071
Kawasaki Kisen Kaisha, Ltd.+                                                                3,000           17,715
KDDI Corp.+                                                                                    15           80,161
Keihin Electric Express Railway Co., Ltd.+                                                  3,000           24,596
Keio Electric Railway Co., Ltd.+                                                            4,000           26,406
Keisei Electric Railway Co., Ltd.+                                                          2,000           13,798
Keyence Corp.+                                                                                220           57,196
Kikkoman Corp.+                                                                             1,000           11,249
Kinden Corp.                                                                                1,000            9,065
Kintetsu Corp.                                                                             10,000           38,997
Kirin Brewery Co., Ltd.+                                                                    4,000           54,444
Kobe Steel, Ltd.+                                                                          16,000           60,765
Kokuyo Co., Ltd.                                                                              500            7,545

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Komatsu, Ltd.                                                                               5,000   $       95,370
KOMORI Corp., Ltd.+                                                                         1,000           23,322
Konami Corp.+                                                                                 600           15,115
Konica Minolta Holdings, Inc.+                                                              3,000           38,284
KOSE Corp.+                                                                                   220            8,299
Koyo Seiko Co., Ltd.+                                                                       2,000           39,932
Kubota Corp.+                                                                               6,000           64,741
Kuraray Co., Ltd.+                                                                          2,500           29,397
Kurita Water Industries, Ltd.+                                                                800           17,128
Kyocera Corp.+                                                                              1,000           88,530
Kyowa Hakko Kogyo Co., Ltd.+                                                                3,000           21,920
Kyushu Electric Power Co., Inc.+                                                            2,300           51,882
Lawson, Inc.+                                                                                 400           15,055
LEOPALACE21 Corp.+                                                                         24,900          935,072
Mabuchi Motor Co., Ltd.+                                                                      200           10,297
Makita Corp.+                                                                                 700           21,589
Marubeni Corp.                                                                              8,000           41,869
Marui Co., Ltd.+                                                                            1,900           37,532
Matsui Securities Co., Ltd.+                                                                  700            9,706
Matsumotokiyoshi Co., Ltd.+                                                                   300            8,590
Matsushita Electric Industrial Co., Ltd.                                                   13,000          288,828
Matsushita Electric Works, Ltd.+                                                            3,000           36,015
MEDICEO Holdings Co., Ltd.                                                                  1,000           16,177
Meiji Dairies Corp.+                                                                        2,000           11,691
Meiji Seika Kaisha, Ltd.+                                                                   2,000           10,195
Meitec Corp.+                                                                                 300            9,864
Millea Holdings, Inc.+                                                                         49          970,009
Minebea Co., Ltd.                                                                           3,000           20,722
Mitsubishi Chemical Holdings Corp.                                                          7,000           43,178
Mitsubishi Corp.+                                                                           8,300          188,989
Mitsubishi Electric Corp.                                                                  12,000          101,852
Mitsubishi Estate Co., Ltd.                                                                 6,000          142,226
Mitsubishi Gas Chemical Co., Inc.+                                                          2,000           24,401
Mitsubishi Heavy Industries, Ltd.                                                          18,000           85,641
Mitsubishi Logistcs Corp.+                                                                  1,000           15,990
Mitsubishi Materials Corp.+                                                                 7,000           37,409
Mitsubishi Rayon Co., Ltd.+                                                                 4,000           32,761
Mitsubishi Securities Co., Ltd.+                                                            2,000           32,116
Mitsubishi Tokyo Financial Group, Inc.                                                         53          810,535
Mitsui & Co., Ltd.                                                                          9,000          130,144
Mitsui Chemicals, Inc.+                                                                     4,000           29,431
Mitsui Engineering & Shipbuilding Co., Ltd.+                                                5,000           16,228
Mitsui Fudosan Co., Ltd.                                                                    4,000           91,929
Mitsui Mining & Smelting Co., Ltd.+                                                         4,000           28,003
Mitsui O.S.K. Lines, Ltd.+                                                                  6,000           40,578
Mitsui Sumitomo Insurance Co., Ltd.                                                         7,000           95,217
Mitsui Trust Holdings, Inc.+                                                                3,000           43,866
Mitsukoshi, Ltd.                                                                            3,000           19,244
Mitsumi Electric Co., Ltd.+                                                                   500            6,538
Mizuho Financial Group, Inc.+                                                                 183        1,497,273
Murata Manufacturing Co., Ltd.+                                                             1,200           81,257
NAMCO BANDAI Holdings, Inc.+                                                                1,300           17,805
NEC Corp.                                                                                  11,000           77,290
NEC Electronics Corp.+                                                                        300           12,209

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

NET One Systems Co., Ltd.+                                                                      4   $        8,224
NGK Insulators, Ltd.+                                                                       2,000           29,380
NGK Spark Plug Co., Ltd.+                                                                   1,000           23,322
NHK Spring Co., Ltd.                                                                        1,000           12,659
Nichii Gakkan Co.+                                                                            200            4,639
Nichirei Corp.                                                                              2,000            9,703
NIDEC Corp.                                                                                   600           49,244
Nikko Cordial Corp.                                                                         5,000           82,838
Nikon Corp.                                                                                 2,000           35,854
Nintendo Co., Ltd.                                                                            600           89,720
Nippon Building Fund, Inc.+                                                                     3           27,783
Nippon Electric Glass Co., Ltd.                                                             1,000           24,894
Nippon Express Co., Ltd.                                                                    5,000           28,377
Nippon Kayaku Co., Ltd.                                                                     1,000            8,853
Nippon Light Metal Co., Ltd.                                                                3,000            8,284
Nippon Meat Packers, Inc.                                                                   1,000           10,476
Nippon Mining Holdings, Inc.+                                                               4,500           37,965
Nippon Oil Corp.                                                                            7,000           54,894
Nippon Paper Group, Inc.+                                                                       6           25,947
Nippon Sheet Glass Co., Ltd.                                                                3,000           16,720
Nippon Shokubai Co., Ltd.+                                                                  1,000           11,886
Nippon Steel Corp.                                                                         38,000          147,222
Nippon Telegraph & Telephone Corp.                                                             32          137,298
Nippon Yusen Kabushiki Kaisha                                                               6,000           36,653
Nishi-Nippon City Bank, Ltd.                                                                3,000           16,364
Nishimatsu Construction Co., Ltd.                                                           2,000            8,190
Nissan Chemical Industries, Ltd.                                                            1,000           16,975
Nissan Motor Co., Ltd.                                                                     98,600        1,171,137
Nisshin Seifun Group, Inc.                                                                  1,500           15,331
Nisshin Steel Co., Ltd.                                                                     5,000           17,332
Nisshinbo Industries, Inc.                                                                  1,000           11,206
Nissin Food Products Co., Ltd.                                                                600           18,556
Nitori Co., Ltd.                                                                              250           13,020
Nitto Denko Corp.                                                                           7,849          666,198
Nok Corp.                                                                                     600           16,160
Nomura Real Estate Office Fund, Inc.                                                            2           16,975
Nomura Research Institute, Ltd.+                                                              200           24,520
Nomura Securities Co., Ltd.                                                                66,400        1,480,884
NSK, Ltd.                                                                                  96,000          833,577
NTN Corp.                                                                                   2,000           15,854
NTT Data Corp.+                                                                                 7           33,662
NTT DoCoMo, Inc.+                                                                             106          156,703
NTT Urban Development Corp.                                                                     2           17,332
Obayashi Corp.                                                                              3,000           24,418
Obic Co., Ltd.+                                                                                50           10,544
Odakyu Electric Railway Co., Ltd.                                                           4,000           24,775
Oji Paper Co., Ltd.                                                                         4,000           24,605
Oki Electric Industry Co., Ltd.                                                             4,000           12,778
Okumura Corp.                                                                               2,000           11,011
Olympus Corp.                                                                               1,000           29,397
Omron Corp.                                                                                 1,400           40,204
Onward Kashiyama Co., Ltd.+                                                                 1,000           17,672
ORACLE CORP. JAPAN+                                                                           300           15,013
Oriental Land Co., Ltd.                                                                       400           23,212

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Orix Corp.                                                                                  2,570   $      800,259
Osaka Gas Co., Ltd.                                                                        12,000           43,636
Pioneer Corp.                                                                               1,000           16,160
Promise Co., Ltd.                                                                             500           30,246
QP Corp.                                                                                      700            7,083
Rakuten, Inc.+                                                                                 33           30,000
Resona Holdings, Inc.+                                                                         28           96,347
Ricoh Co., Ltd.                                                                             4,000           78,165
Rinnai Corp.                                                                                  300            8,997
Rohm Co., Ltd.                                                                                600           63,466
Ryohin Keikaku Co., Ltd.                                                                      200           16,771
Sanden Corp.                                                                                1,000            4,401
Sanken Electric Co., Ltd.                                                                   1,000           17,120
Sankyo Co., Ltd. (Gunma)                                                                      300           20,646
Santen Pharmaceutical Co., Ltd.                                                               500           12,022
Sanwa Shutter Corp                                                                          2,000           13,101
Sanyo Electric Co., Ltd.                                                                    9,000           24,698
Sapporo Holdings, Ltd.                                                                      2,000           10,467
SBI Holdings, Inc.+                                                                            47           26,595
SECOM Co., Ltd.                                                                             1,000           51,147
SEGA SAMMY HOLDINGS, Inc.+                                                                    800           32,489
Seiko Epson Corp.+                                                                            600           16,568
Seino Transportation Co., Ltd.                                                              1,000           10,433
Sekisui Chemical Co., Ltd.                                                                  3,000           25,412
Sekisui House, Ltd.                                                                         4,000           59,677
Seven & I Holdings Co., Ltd.                                                                5,000          197,961
SFCG Co., Ltd.                                                                                 40            9,050
Sharp Corp.                                                                                 5,000           88,573
Shimachu Co.                                                                                  300            9,431
Shimamura Co., Ltd.                                                                           200           23,263
Shimano, Inc.                                                                                 400           12,031
Shimizu Corp.                                                                               3,000           21,844
Shin-Etsu Chemical Co., Ltd.                                                               18,500        1,004,376
Shinko Securities Co., Ltd.+                                                                4,000           22,192
Shinsei Bank, Ltd.                                                                          6,000           42,005
Shionogi & Co., Ltd.                                                                       41,000          672,651
Shiseido Co., Ltd.                                                                          2,000           37,213
Shizuoka Bank, Ltd.                                                                         4,000           40,374
Showa Denko K.K                                                                             7,000           31,105
SHOWA SHELL SEKIYU K.K                                                                      1,100           12,486
Skylark Co., Ltd.                                                                             600           10,731
SMC Corp.                                                                                     300           46,746
Softbank Corp.                                                                              4,600          134,834
Sojitz Holdings Corp.+                                                                      2,100           12,418
Sompo Japan Insurance, Inc.                                                                 5,000           72,515
Sony Corp.                                                                                  6,200          287,086
Stanley Electric Co., Ltd.                                                                  1,000           21,325
Sumitomo Bakelite Co., Ltd.                                                                 2,000           18,114
Sumitomo Chemical Co., Ltd.                                                                 9,000           73,254
Sumitomo Corp.                                                                            152,000        2,164,418
Sumitomo Electric Industries, Ltd.                                                         63,400        1,004,596
Sumitomo Heavy Industries, Ltd.                                                             3,000           28,828
Sumitomo Metal Industries, Ltd.                                                            25,000          107,264
Sumitomo Metal Mining Co., Ltd.                                                             3,000           41,852

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Sumitomo Mitsui Financial Group, Inc.                                                         268   $    2,960,068
Sumitomo Osaka Cement Co., Ltd.                                                             3,000           10,935
Sumitomo Realty & Development Co., Ltd.                                                    32,969          913,160
Sumitomo Rubber Industries, Ltd.                                                           67,800          885,951
Sumitomo Trust & Banking Co., Ltd.                                                          7,000           81,003
Suruga Bank, Ltd.                                                                           2,000           27,035
Suzuken Co., Ltd.                                                                             400           12,540
T&D Holdings, Inc.                                                                          1,441          112,636
Taiheiyo Cement Corp.                                                                     322,000        1,556,653
Taisei Corp.                                                                                5,000           23,959
Taisho Pharmaceutical Co., Ltd.                                                             1,000           20,136
Taiyo Nippon Sanso Corp.                                                                    2,000           14,783
Taiyo Yuden Co., Ltd.                                                                       1,000           15,888
Takara Shuzo Co.                                                                            2,000           12,234
Takashimaya Co., Ltd.                                                                       2,000           30,484
Takeda Pharmaceutical Co., Ltd.                                                            15,500          883,645
Takefuji Corp.                                                                              9,830          618,864
Takuma Co., Ltd.                                                                            1,000            8,122
Tanabe Seiyaku Co., Ltd.                                                                    1,000           11,088
TDK Corp.                                                                                     700           52,753
Teijin, Ltd.                                                                                5,000           33,263
Teikoku Oil Co., Ltd.                                                                       2,000           24,146
Terumo Corp.                                                                                1,000           32,880
THK Co., Ltd.                                                                              18,800          603,772
TIS, Inc.                                                                                     300            8,105
Tobu Railway Co., Ltd.                                                                      6,000           31,555
Toda Construction Co.                                                                       2,000            8,972
Toho Co., Ltd.                                                                                900           17,358
Tohoku Electric Power Co., Inc.                                                             2,600           56,219
Tokuyama Corp.                                                                              2,000           33,917
Tokyo Broadcasting System, Inc.                                                               300            8,054
Tokyo Electric Power Co., Inc.                                                              7,100          177,048
Tokyo Electron, Ltd.                                                                        1,000           68,989
Tokyo Gas Co., Ltd.                                                                        14,000           61,257
Tokyo Steel Manufacturing Co., Ltd.                                                           600           12,184
Tokyo Style Co., Ltd.                                                                       1,000           11,903
Tokyo Tatemono Co., Ltd.                                                                    2,000           21,818
Tokyu Corp.                                                                                 5,000           33,687
Tokyu Land Corp.                                                                            2,000           17,876
TonenGeneral Sekiyu KK+                                                                     2,000           20,357
Toppan Printing Co., Ltd.                                                                   4,000           55,463
Toray Industries, Inc.                                                                      8,000           65,523
Toshiba Corp.                                                                              18,000          104,605
Tosoh Corp.                                                                                 3,000           14,987
Toto, Ltd.                                                                                  2,000           18,573
Toyo Seikan Kaisha, Ltd.                                                                    1,100           19,953
Toyobo Co., Ltd.                                                                            4,000           12,370
Toyoda Gosei Co., Ltd.                                                                        500           10,960
Toyota Industries Corp.                                                                     1,300           53,127
Toyota Motor Corp.                                                                         18,000          983,348
Toyota Tsusho Corp.                                                                         1,000           27,103
Trend Micro, Inc.                                                                             500           17,545
Ube Industries, Ltd.                                                                        6,000           17,689
Uni-Charm Corp.                                                                               300           14,732
Uniden Corp.                                                                                1,000           16,041
Union Tool Co.                                                                             14,600          940,255
UNY Co., Ltd.                                                                               2,000           31,997

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

JAPAN (CONTINUED)

Ushio, Inc.                                                                                   700   $       16,682
USS Co., Ltd.+                                                                                150           10,221
Wacoal Corp.                                                                                1,000           13,594
West Japan Railway Co.                                                                        232          979,643
Yahoo Japan Corp.+                                                                             94           57,342
Yakult Honsha Co.                                                                             700           16,801
Yamada Denki Co., Ltd.                                                                      5,677          654,519
Yamaha Corp.                                                                                1,000           17,672
Yamaha Motor Co., Ltd.                                                                      1,200           29,669
Yamato Transport Co., Ltd.                                                                 44,000          900,935
Yamazaki Baking Co., Ltd.                                                                   1,000            7,825
Yaskawa Electric Corp.                                                                      2,000           22,583
Yokogawa Electric Corp.                                                                     1,300           23,139
Zeon Corp.                                                                                  2,000           25,794
                                                                                                    --------------
                                                                                                        50,098,094
                                                                                                    --------------

KOREA -- 0.3%

Hana Financial Group, Inc.+                                                                12,557          594,506
                                                                                                    --------------

LEBANON -- 0.3%

Investcom, LLC GDR *                                                                       48,419          750,494
                                                                                                    --------------

LUXEMBOURG -- 0.5%

Arcelor+                                                                                    3,202          126,227
Millicom International Cellular SA                                                         22,059        1,038,758
Oriflame Cosmetics SA SDR+                                                                    200            6,664
Stolt Offshore SA+                                                                          1,200           18,860
Stolt-Nielsen SA                                                                              200            6,195
                                                                                                    --------------
                                                                                                         1,196,704
                                                                                                    --------------

MEXICO -- 0.3%

Urbi, Desarrollos Urbanos, SA de CV+                                                       95,684          729,825
                                                                                                    --------------

NETHERLANDS -- 4.1%

ABN AMRO Holdings NV+                                                                      11,179          335,159
Aegon NV                                                                                    9,005          166,637
Akzo Nobel NV                                                                               1,701           90,267
ASML Holding NV+                                                                            3,028           61,831
Buhrmann NV                                                                                   729           12,898
Corio NV+                                                                                     253           16,326
DSM NV                                                                                        947           43,242
Euronext NV                                                                                   529           43,625
Europeon Aeronautic Defense and Space Co.+                                                  1,527           64,342
Getronics NV+                                                                                 771            9,334
Hagemeyer NV+                                                                               3,230           16,323
Heineken NV                                                                                 1,534           58,223
IHC Caland NV                                                                               4,646          465,903
ING Groep NV                                                                               70,390        2,780,848
James Hardie Industries NV+                                                                 2,892           19,627
Koninklijke (Royal) KPN NV                                                                 12,116          136,550
Koninklijke (Royal) Philips Electronics NV                                                  8,235          278,331
Koninklijke Ahold NV+                                                                       9,731           76,533
Oce NV+                                                                                       492            8,926
Qiagen NV+                                                                                    851           12,582

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

NETHERLANDS (CONTINUED)

Randstad Holding NV+                                                                          289   $       17,130
Reed Elsevier NV                                                                            4,406           63,165
Rodamco Europe NV+                                                                            281           28,213
Royal Dutch Shell PLC                                                                       6,284          196,302
Royal Dutch Shell PLC, Class A ADR                                                         18,430          576,674
Royal Dutch Shell PLC, Class B                                                             34,079        1,108,389
Royal Numico NV+                                                                            1,068           47,253
TPG NV                                                                                     27,321          945,922
Unilever NV                                                                                 3,576          248,314
Vedior NV+                                                                                 49,593          971,805
VNU NV                                                                                     21,961          714,038
Wereldhave NV                                                                                 131           14,732
Wolters Kluwer NV                                                                           1,809           45,116
                                                                                                    --------------
                                                                                                         9,674,560
                                                                                                    --------------

NEW ZEALAND -- 0.0%

Auckland International Airport, Ltd.+                                                       6,130            7,698
Contact Energy, Ltd.                                                                        1,805            8,623
Fisher & Paykel Appliances Holdings, Ltd.                                                   1,571            4,101
Fisher & Paykel Healthcare Corp.                                                            3,028            7,717
Fletcher Building, Ltd.                                                                     2,919           15,993
Kiwi Income Property Trust(2)                                                               4,422            3,484
Sky City Entertainment Group, Ltd.                                                          2,622            8,652
Sky Network Television, Ltd.                                                                1,218            4,791
Telecom Corp. of New Zealand, Ltd.                                                         12,243           41,754
Tower, Ltd.+                                                                                1,799            2,891
Vector, Ltd.                                                                                1,565            2,707
Warehouse Group, Ltd.                                                                         861            2,051
Waste Management NZ, Ltd.                                                                     629            3,287
                                                                                                    --------------
                                                                                                           113,749
                                                                                                    --------------

NORWAY -- 0.9%

Den Norke Bank ASA                                                                          4,154           55,937
Frontline, Ltd.                                                                               300           10,002
Norsk Hydro ASA+                                                                              873          120,954
Norske Skogindustrier ASA                                                                     920           15,582
Orkla ASA+                                                                                  1,171           58,071
Petroleum Geo-Services ASA+                                                                16,750          780,811
Prosafe ASA+                                                                                  250           13,066
Schibsted ASA+                                                                                350            9,640
Statoil ASA                                                                                 4,076          117,548
Storebrand ASA+                                                                             1,300           14,530
Tandberg Television ASA+                                                                      400            8,392
Tanderg ASA                                                                                   800            7,233
Telenor ASA+                                                                               72,425          779,108
Tomra Systems ASA+                                                                          1,000            8,011
Yara International ASA+                                                                     1,253           19,932
                                                                                                    --------------
                                                                                                         2,018,817
                                                                                                    --------------

PORTUGAL -- 0.1%

Banco BPI SA                                                                                1,903           13,560
Banco Comercial Portugues SA                                                               12,231           38,982
Banco Espirito Santo SA+                                                                      658           12,001
Brisa-Auto Estradas de Portugal SA+                                                         2,066           20,330

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

PORTUGAL (CONTINUED)

Cimpor Cimentos De Portugal SA                                                              1,262   $        8,427
Electricidade de Portugal SA+                                                              11,441           44,922
Jeronimo Martins SGPS SA+                                                                     237            4,098
Portugal Telecom SGPS SA+                                                                   4,945           59,986
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA+                              491            6,010
Sonae Industria-SGPS SA+                                                                      400            3,732
Sonae SGPS SA+                                                                              5,632            9,214
                                                                                                    --------------
                                                                                                           221,262
                                                                                                    --------------

RUSSIA -- 1.0%

Lukoil Sponsored ADR                                                                          281           23,435
Lukoil Sponsored ADR                                                                       11,186          932,913
Mobile Telesystems Sponsored ADR                                                           38,070        1,260,117
                                                                                                    --------------
                                                                                                         2,216,465
                                                                                                    --------------

SINGAPORE -- 0.3%

Allgreen Properties, Ltd.+                                                                  3,000            2,896
Ascendas Real Estate Investment Trust                                                       6,000            8,058
Capitaland, Ltd.+                                                                           7,000           20,967
Capitamall Trust                                                                            6,000            8,800
Chartered Semiconductors Manufacturing, Ltd.+                                               6,000            5,830
City Developments, Ltd.+                                                                    4,000           26,735
Comfortdelgro Corp., Ltd.                                                                  12,000           12,476
Cosco Corp., Ltd. (Singapore)+                                                              5,000            3,806
Creative Technology, Ltd.                                                                     300            2,191
Datacraft Asia, Ltd.+                                                                       2,000            2,260
DBS Group Holdings, Ltd.                                                                    6,163           62,170
Fraser & Neave, Ltd.                                                                        2,000           24,507
Haw Par Corp., Ltd.+                                                                        1,040            3,830
Jardine Cycle & Carriage, Ltd.+                                                             1,000            6,869
Keppel Corp., Ltd.                                                                          3,000           25,621
Keppel Land, Ltd.                                                                           3,000            9,172
Neptune Orient Lines, Ltd.                                                                  3,000            4,047
Olam International, Ltd.+                                                                   4,000            4,233
Overseas Union Enterprise, Ltd.                                                             1,000            7,365
Overseas-Chinese Banking Corp., Ltd.                                                       16,100           66,757
Parkway Holdings, Ltd.                                                                      4,000            6,090
SembCorp Industries, Ltd.+                                                                  5,760           12,476
SembCorp Logistics, Ltd.+                                                                   2,678            2,933
SembCorp Marine, Ltd.                                                                       4,000            7,055
Singapore Airlines, Ltd.                                                                    4,000           34,657
Singapore Exchange, Ltd.                                                                    5,000           12,377
Singapore Land, Ltd.                                                                        1,000            4,301
Singapore Petroleum Co., Ltd.                                                               1,000            3,218
Singapore Post, Ltd.                                                                        9,000            6,684
Singapore Press Holdings, Ltd.                                                             10,250           28,545
Singapore Technologies Engineering, Ltd.                                                    9,000           17,266
Singapore Telecommunications, Ltd.+                                                        41,580           68,191
SMRT Corp.+                                                                                 4,000            2,773
STATS ChipPAC, Ltd.+                                                                        8,000            6,387
Suntec Real Estate Investment Trust                                                         5,000            4,085
United Overseas Bank, Ltd.                                                                  7,000           67,581
United Overseas Land, Ltd.                                                                  3,500            6,260

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SINGAPORE (CONTINUED)

Venture Corp., Ltd.                                                                         1,000   $        7,922
Want Want Holdings, Ltd.                                                                    3,000            3,780
Wing Tai Holdings, Ltd.                                                                     3,000            3,528
                                                                                                    --------------
                                                                                                           614,699
                                                                                                    --------------

SOUTH AFRICA -- 0.2%

Massmart Holdings, Ltd.+                                                                   58,155          550,848
                                                                                                    --------------

SOUTH KOREA -- 2.0%
Electrolux AB, Class B+                                                                     1,740           49,931
Hyundai Motor Co. GDR*(4)                                                                  29,860        1,275,022
Kookmin Bank+                                                                              11,831        1,021,636
LG Chem, Ltd.+                                                                                164            7,452
LG Electronics, Inc.+                                                                       6,804          551,827
Samsung Electronics Co., Ltd.+                                                                852          552,450
Samsung Electronics Co., Ltd. GDR (Frankfurt)*                                              1,500          490,125
Samsung Electronics Co., Ltd. GDR (London)*                                                   700          228,725
Samsung Electronics Co., Ltd. GDR (OTC)*                                                    1,900          488,300
                                                                                                    --------------
                                                                                                         4,665,468
                                                                                                    --------------

SPAIN -- 2.5%

Abertis Infraestructuras SA+                                                                1,357           35,175
Acciona SA+                                                                                   179           27,885
Acerinox SA+                                                                                1,136           18,599
Actividades de Construccion y Servicios, SA+                                                1,546           60,065
Altadis SA                                                                                  1,684           75,508
Antena 3 de Television SA+                                                                    487           12,565
Banco Bilbao Vizcaya Argentaria SA+                                                        91,842        1,916,563
Banco Popular Espanol SA                                                                    5,323           78,440
Banco Santander Central Hispano SA+                                                        37,180          542,932
Cintra Concesiones de Infraestructuras de Transporte SA+                                   34,756          451,095
Ebro Puleva SA                                                                                530            9,660
Endesa SA                                                                                   5,962          192,475
Fomento de Construcciones y Contratas SA+                                                     286           21,177
Gamesa Corp. Tecnologica SA+                                                                1,066           20,501
Gas Natural SDG, SA+                                                                        1,121           32,454
Grupo Ferrovial SA                                                                          2,404          194,316
Iberdrola SA                                                                                5,077          163,904
Iberia Lineas Aereas de Espana SA+                                                          2,951            8,154
Indra Sistemas SA+                                                                            816           16,593
Industria de Diseno Textil SA                                                               1,365           52,685
Inmobiliaria Colonial SA+                                                                     187           13,144
Mapfre Reinsurance Corp.                                                                      673           13,710
Metrovacesa SA+                                                                               351           29,818
NH Hoteles SA+                                                                                487            8,386
Promotora De Informaciones SA+                                                                480            8,871
Repsol YPF SA+                                                                              5,729          162,737
Sacyr Vallehermoso SA+                                                                        688           23,428
Sociedad General de Aguas de Barcelona SA, Class A+                                           370            9,712
Sogecable SA+                                                                                 251           10,035
Telefonica Publicidad e Informacion SA+                                                     1,017           11,339
Telefonica SA+                                                                             95,160        1,493,389
Union Fenosa SA+                                                                              857           32,579
Zeltia SA+                                                                                    993            7,870
                                                                                                    --------------
                                                                                                         5,755,764
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWEDEN -- 1.5%

Alfa Laval AB                                                                                 500   $       13,449
Assa Abloy AB, Class B+                                                                     1,800           33,395
Atlas Copco AB, Class A+                                                                    1,956           55,000
Atlas Copco AB, Class B+                                                                    1,400           36,580
Axfood AB+                                                                                    200            4,969
Billerud AB                                                                                   400            6,420
Capio Ab+                                                                                     600           11,209
Castellum AB+                                                                                 250           10,577
D. Carnegie & Co. AB                                                                          300            6,317
Elekta AB                                                                                     600            9,899
Eniro AB+                                                                                   1,100           12,711
Fabege AB                                                                                     500           10,528
Gambro AB, Series A+                                                                        1,100           13,135
Gambro AB, Series B+                                                                          700            8,403
Getinge AB, Class B+                                                                        1,200           19,413
Hennes & Mauritz AB, Class B                                                                2,950          107,569
Hoganas AG+                                                                                   100            2,427
Holmen AB, Class B                                                                            400           16,897
Kungsleden AB+                                                                                300           11,401
Lundin Petroleum AB+                                                                          900           10,400
Modern Times Group AB, Class B+                                                               331           15,555
Nordea Bank AB+                                                                            13,200          163,125
OMX AB                                                                                        600           11,478
Sandvik AB+                                                                                 1,200           70,951
Sas AB+                                                                                       700            9,797
Scania AB, Class B+                                                                           600           26,038
Securitas AB, Class B                                                                       1,692           32,587
Skandinaviska Enskilda Banken AB, Class A+                                                  2,800           69,384
Skanska AB, Class B                                                                         2,316           37,914
SKF AB+                                                                                     2,476           40,374
SSAB Svenskt Stal AB, Series A+                                                               400           19,156
SSAB Svenskt Stal AB, Series B+                                                               200            8,898
Svenska Cellulosa AB, Class B+                                                             22,420          984,482
Svenska Handelsbanken AB, Class A+                                                          3,173           88,201
Swedish Match AB                                                                            2,000           27,348
Tele2 AB, Class B+                                                                         27,241          321,779
Telefonaktiebolaget LM Ericsson, Class B+                                                 235,834          896,281
Telelogic AB+                                                                               2,100            5,797
TeliaSonera AB                                                                             11,459           68,708
Trelleborg AB, Class B+                                                                       400            9,321
Volvo AB, Class A+                                                                            600           27,425
Volvo AB, Class B+                                                                          1,270           59,436
Wihlborgs Fastigheter AB+                                                                     180            5,477
WM-data AB, Class B+                                                                        2,000            6,548
                                                                                                    --------------
                                                                                                         3,406,759
                                                                                                    --------------

SWITZERLAND -- 5.9%

ABB, Ltd.                                                                                  12,408          156,569
Adecco SA                                                                                     819           45,767
Ciba Specialty Chemicals AG                                                                   421           25,173
Clariant AG+                                                                                1,440           22,313
Compagnie Financiere Richemont AG, Class A(2)                                               3,103          148,765
Credit Suisse Group                                                                        28,157        1,579,937

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

SWITZERLAND (CONTINUED)

Geberit AG+                                                                                    24   $       22,920
Givaudan SA+                                                                                   41           31,513
Holcim, Ltd.                                                                                1,151           91,646
Kudelski SA                                                                                   221            6,298
Kuehne & Nagel International AG+                                                               50           16,205
Kuoni Reisen Holdings+                                                                         17            8,815
Logitech International SA+                                                                    509           20,342
Lonza Group AG                                                                                236           16,175
Micronas Semiconductor Holdings AG+                                                           202            6,438
Nestle SA                                                                                  12,306        3,653,145
Nobel Biocare Holding AG                                                                      145           32,283
Novartis AG                                                                                62,274        3,463,249
Phonak Holding AG                                                                             266           15,140
PSP Swiss Property AG+                                                                        235           11,699
Rieter Holding AG+                                                                             28           11,169
Roche Holdings AG                                                                          10,937        1,628,406
Serono SA, Class B+                                                                            34           23,694
SGS SA+                                                                                        26           24,092
SIG Holding AG+                                                                                39            8,317
STMicroelectronics NV+                                                                      3,975           73,509
Straumann Holding AG                                                                           49           11,163
Sulzer AG+                                                                                     22           15,011
Swatch Group AG                                                                               338           11,771
Swatch Group AG, Class B                                                                      206           34,590
Swiss Re                                                                                    2,015          140,810
Swisscom AG+                                                                                  116           37,594
Syngenta AG+                                                                                  669           94,014
Synthes, Inc.+                                                                                288           31,591
UBS AG                                                                                     19,134        2,101,783
Unaxis Holding AG+                                                                             36           10,273
Valora Holdings AG+                                                                            20            4,230
Zurich Financial Services AG+                                                                 901          211,661
                                                                                                    --------------
                                                                                                        13,848,070
                                                                                                    --------------

TAIWAN -- 1.0%

China Steel Corp.+                                                                      1,050,000          983,409
Hon Hai Precision Industry Co., Ltd. GDR                                                   47,461          588,042
United Micro Electronics, Inc.                                                          1,330,000          839,996
                                                                                                    --------------
                                                                                                         2,411,447
                                                                                                    --------------

THAILAND -- 0.3%

Thai Military Bank PCL (foreign shares)(3)                                              5,536,356          600,988
                                                                                                    --------------

TURKEY -- 0.8%

Koc Holding AS+                                                                           107,769          573,112
Turkiye Garanti Bankasi AS ADR                                                            208,945          877,569
Turkiye Vakiflar Bankasi TAO+                                                              65,604          358,638
                                                                                                    --------------
                                                                                                         1,809,319
                                                                                                    --------------

UNITED KINGDOM -- 18.1%

3i Group PLC                                                                                3,450           56,374
Admiral Group PLC+                                                                         84,913          926,474
Aegis Group PLC                                                                             5,293           12,576

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Aggreko PLC+                                                                                1,595   $        8,764
Alliance Unichem PLC+                                                                       1,585           24,674
AMEC PLC+                                                                                   2,082           14,578
Amvescap PLC                                                                              105,984          988,813
Anglo American PLC                                                                          8,880          342,195
ARM Holdings PLC                                                                            8,601           19,912
Arriva PLC+                                                                                 1,232           13,175
Associated British Ports Holdings PLC+                                                      1,888           23,732
AstraZeneca PLC                                                                             9,915          499,563
Aviva PLC+                                                                                 14,968          207,913
BAA PLC+                                                                                    6,736           97,019
BAE Systems PLC                                                                           226,112        1,652,903
Balfour Beatty PLC+                                                                         2,671           17,263
Barclays PLC                                                                               40,432          473,110
Barratt Developments PLC+                                                                   1,514           27,856
BBA Group PLC+                                                                              3,036           14,809
Bellway PLC+                                                                                  708           15,191
Berkeley Group Holdings PLC+(2)                                                               680           14,000
BG Group PLC+                                                                              22,196          277,463
BHP Billiton PLC+                                                                          15,444          282,143
BOC Group PLC                                                                               3,144           84,503
Bodycote International PLC+                                                               166,628          799,018
Boots Group PLC+                                                                            3,039           37,989
Bovis Homes Group PLC+                                                                        747           11,642
BP PLC+                                                                                   165,021        1,895,135
Brambles Industries PLC+                                                                    4,540           33,977
Britannic Group PLC                                                                         1,243           14,480
British Airways PLC+                                                                        3,538           21,714
British American Tobacco PLC                                                               38,026          920,965
British Land Co. PLC+                                                                       3,245           69,966
British Sky Broadcasting Group PLC+                                                        49,434          463,788
Brixton PLC+                                                                                1,600           13,677
BT Group PLC                                                                               52,668          203,142
Bunzl PLC+                                                                                  2,159           25,620
Burberry Group PLC                                                                          2,948           23,740
Cable & Wireless PLC                                                                       14,606           27,724
Cadbury Schweppes PLC+                                                                     13,038          129,571
Capita Group PLC+                                                                           4,080           32,572
Carnival PLC+                                                                              19,507          959,128
Cattles PLC+                                                                                2,058           13,167
Centrica PLC                                                                               22,698          111,011
Close Brothers Group PLC+                                                                     818           15,157
Cobham PLC+                                                                               252,074          823,352
Compass Group PLC+                                                                         13,487           53,484
Cookson Group PLC+                                                                          1,187           10,662
Corus Group PLC+                                                                           27,829           42,548
CSR PLC+                                                                                   30,128          628,132
Daily Mail & General Trust+                                                                 1,880           22,668
Davis Service Group+                                                                        1,058            9,159
De Lau Rue PLC                                                                              1,043           10,112
Diageo PLC                                                                                 18,071          284,610
Dixons Group PLC+                                                                          11,514           36,908
Electrocomponents PLC                                                                       2,724           13,251
EMAP PLC+                                                                                   1,616           24,735
EMI Group PLC+                                                                              4,948           21,749

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Enterprise Inns PLC+                                                                       38,186   $      631,598
First Choice Holidays PLC+                                                                  2,808           10,501
FirstGroup PLC+                                                                             2,463           18,176
FKI PLC+                                                                                    3,643            7,975
Friends Provident PLC+                                                                     12,047           43,640
Gallaher Group PLC+                                                                         4,104           59,894
George Wimpey PLC+                                                                          2,474           24,049
GKN PLC+                                                                                    4,472           25,834
GlaxoSmithKline PLC                                                                        90,685        2,371,218
Great Portland Estates PLC+                                                                 1,017            8,658
Group 4 Securicor PLC+                                                                      7,139           23,473
GUS PLC+                                                                                    5,479          100,428
Hammerson PLC+                                                                              1,782           38,391
Hanson PLC+                                                                                 4,521           59,225
Hays PLC+                                                                                   9,503           26,788
HBOS PLC                                                                                   24,016          400,981
Hilton Group PLC                                                                           10,018           67,706
HMV Group PLC                                                                             125,759          373,078
HSBC Holdings PLC (London)                                                                 70,705        1,185,433
ICAP PLC                                                                                    3,038           23,620
IM PLC+                                                                                     2,145           21,093
Imperial Chemical Industries PLC+                                                           7,455           44,815
Imperial Tobacco Group PLC+                                                                 4,457          132,183
Inchcape PLC+                                                                                 475           21,515
Intercontinental Hotels Group PLC+                                                          2,717           44,444
International Power PLC+                                                                    9,218           45,323
Intertek Group PLC+                                                                           972           13,890
Invensys PLC+                                                                              35,589           14,221
iSOFT Group PLC                                                                             1,370            3,487
ITV PLC                                                                                    25,704           53,255
J. Sainsbury PLC                                                                            8,520           49,219
Johnson Matthey PLC+                                                                        1,374           33,325
Kelda Group PLC+                                                                            2,351           32,207
Kesa Electricals PLC+                                                                     199,593        1,081,931
Kingfisher PLC                                                                             14,698           61,159
Land Securities Group PLC+                                                                  2,934           98,280
Legal & General Group PLC+                                                                 40,705          100,424
Liberty International PLC                                                                   1,510           30,878
Lloyds TSB Group PLC+                                                                      35,045          335,184
LogicaCMG PLC+                                                                              7,171           24,388
London Stock Exchange PLC                                                                   1,593           29,227
Man Group PLC+                                                                              1,843           78,930
Marks & Spencer Group PLC+                                                                 10,390          100,457
Meggitt PLC+                                                                                2,709           16,379
MFI Furniture Group PLC+                                                                    3,729            6,948
Misys PLC                                                                                   3,011           11,744
Mitchells & Butler PLC                                                                      3,118           25,921
National Express Group PLC+                                                                   846           13,890
National Grid Group PLC+                                                                   71,950          715,659
Next PLC+                                                                                   1,532           43,918
Old Mutual, PLC+                                                                          267,055          933,762
Pearson PLC                                                                                 5,024           69,655
Persimmon PLC+                                                                              1,750           40,377
Pilkington PLC                                                                              6,587           18,540
Premier Farnell PLC                                                                         2,272            8,408
Provident Financial PLC+                                                                    1,598           19,615

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UNITED KINGDOM (CONTINUED)

Prudential PLC+                                                                           149,741   $    1,736,567
Punch Taverns PLC+                                                                         44,886          657,023
Qinetiq PLC+                                                                              208,827          708,398
Rank Group PLC                                                                              3,913           15,330
Reckitt Benckiser PLC                                                                      17,941          631,518
Reed Elsevier PLC+                                                                          7,987           76,599
Rentokil Initial PLC                                                                       11,348           30,757
Reuters Group PLC+                                                                          8,737           60,187
Rexam PLC+                                                                                  3,461           33,523
Rio Tinto PLC+                                                                              6,694          339,833
Rolls Royce Group PLC+                                                                      9,902           78,793
Rolls Royce Group PLC+                                                                    475,000              842
Royal & Sun Alliance Insurance Group PLC                                                   18,354           43,926
Royal Bank of Scotland Group PLC                                                          123,752        4,027,074
RT Group PLC+(3)(4)                                                                           207               18
SABMiller PLC+                                                                              5,618          110,882
Sage Group PLC+                                                                             8,042           38,458
Schroders PLC+                                                                                778           16,072
Scottish & Newcastle PLC+                                                                   4,757           42,977
Scottish and Southern Energy PLC+                                                           5,374          105,692
Scottish Power PLC+                                                                        11,710          118,408
Serco Group PLC+                                                                            2,900           15,871
Severn Tren PLC                                                                            34,508          669,688
Signet Group PLC+                                                                          10,866           20,672
Slough Estates PLC+                                                                         2,647           30,675
Smith & Nephew PLC                                                                         71,328          633,258
Smiths Group PLC+                                                                           3,532           60,322
SSL International PLC+                                                                      1,186            6,630
Stagecoach Group PLC+                                                                       5,390           10,769
Tate & Lyle PLC                                                                             3,047           30,228
Taylor Woodrow PLC                                                                          3,583           25,149
Telent PLC+                                                                                   375            3,287
Tesco PLC+                                                                                250,731        1,437,545
Tomkins PLC+                                                                                4,838           28,264
Travis Perkins PLC                                                                         14,934          433,044
Trinity Mirro PLC                                                                           1,798           17,806
Tullow Oil PLC                                                                            102,630          604,468
Unilever PLC+                                                                              17,167          175,675
United Business Media+                                                                      1,733           21,844
United Utilities PLC+                                                                       5,458           65,383
Vodafone Group PLC                                                                      1,096,078        2,294,711
Whitbread PLC                                                                               1,614           33,257
William Hill PLC+                                                                           2,407           25,071
William Morrison Supermarkets PLC                                                         131,350          433,594
Wolseley PLC+                                                                              39,913          980,536
WPP Group PLC+                                                                            126,083        1,512,585
Yell Group PLC                                                                              4,409           41,710
                                                                                                    --------------
                                                                                                        42,259,792
                                                                                                    --------------

UNITED STATES -- 0.6%

Las Vegas Sands Corp.+                                                                     11,331          642,014
Transocean, Inc.+                                                                          10,100          811,030
                                                                                                    --------------
                                                                                                         1,453,044
                                                                                                    --------------
TOTAL COMMON STOCK (cost $183,044,779)                                                                 221,019,309
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%

GERMANY -- 0.6%

Henkel KGaA+                                                                                  371   $       43,373
Porsche AG                                                                                     49           46,911
ProSieben SAT.1 Media AG+                                                                  46,800        1,219,363
RWE AG                                                                                        245           19,135
Volkswagen AG+                                                                                658           36,114
                                                                                                    --------------
                                                                                                         1,364,896
                                                                                                    --------------

SWITZERLAND -- 0.0%

Schindler Holding AG+                                                                         330           17,593
                                                                                                    --------------
TOTAL PREFERRED STOCK (cost $1,074,542)                                                                  1,382,489
                                                                                                    --------------

RIGHTS -- 0.0%+

FRANCE -- 0.0%

Vinci SA (strike price $1.14 Expires 04/12/06)(4)                                          20,873           44,772
                                                                                                    --------------

SWITZERLAND -- 0.0%

Syngenta AG (strike price $234 Expires 05/02/06)                                              595              749
                                                                                                    --------------
TOTAL RIGHTS (cost $351)                                                                                    45,521
                                                                                                    --------------

EXCHANGE TRADED FUNDS -- 1.2%

UNITED STATES -- 1.2%

iShares MSCI EAFE Index Fund (cost $2,851,828)                                             44,300        2,875,956
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $186,971,500)                                              225,323,275
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 2.4%

U.S. GOVERNMENT AGENCIES -- 1.7%

Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06                        $    3,900,000        3,898,992
                                                                                                    --------------

U.S. GOVERNMENT OBLIGATIONS -- 0.1%

United States Treasury Bills 4.49% due 06/15/06(1)                                        175,000          173,414
United States Treasury Bills 4.55% due 06/15/06(1)                                        120,000          118,863
                                                                                                    --------------
                                                                                                           292,277
                                                                                                    --------------

TIME DEPOSIT -- 0.6%
Euro Time Deposit with State Street Bank & Trust Co. 2.50% due 04/03/06                 1,343,000        1,343,000
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $5,534,218)                                                 5,534,269
                                                                                                    --------------

                                                                                      PRINCIPAL         VALUE
                                                                                        AMOUNT         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $3,701,709 and collateralized by $3,830,000 of United States Treasury Notes,
  bearing interest at 4.00%, due 06/15/09 and having an approximated value
  of $3,778,862                                                                    $    3,701,000   $    3,701,000

Agreement with State Street Bank & Trust Co., bearing interest at 2.75%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $1,343,308 and collateralized by $1,450,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/15/36 and having an approximated value
  of $1,372,063                                                                         1,343,000        1,343,000

Agreement with State Street Bank & Trust Co., bearing interest at 3.15%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $316,083 and collateralized by $345,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximated value of
  $326,456                                                                                316,000          316,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $5,360,000)                                                            5,360,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $197,865,718)@                                                      101.3%                     236,217,544
Liabilities in excess of other assets --                                     (1.3)                      (2,960,280)
                                                                            -----                   --------------
NET ASSETS --                                                               100.0%                  $  233,257,264
                                                                            =====                   ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006 the aggregate value of these securities was $4,380,488 representing 1.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis
(1) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)  Consists of more than one class of securities traded together as a unit.
(3)  Fair valued security; see Note 2
(4)  Illiquid security
ADR -- American Depository Receipt
SDR -- Swedish Depository Receipt
GDR -- Global Depository Receipt

OPEN FUTURE CONTRACTS

                                                                           VALUE AS OF       UNREALIZED
NUMBER OF                                  EXPIRATION       VALUE AT        MARCH 31,       APPRECIATION
CONTRACTS           DESCRIPTION               DATE         TRADE DATE         2006         (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
 1 Long       Hang Seng Stock Index        April 2006     $   102,109     $    101,877     $        (232)
 2 Long       OMXS30 Index                 April 2006          26,593           26,698               105
 1 Long       NIKKEI 225 Index             June 2006           78,253           85,100             6,847
 2 Long       S&P ASX 200 Index            June 2006          177,440          183,218             5,778
 7 Long       Tokyo Price Index            June 2006          955,616        1,024,874            69,258
 78 Long      MSCI Pan-Euro                June 2006        2,113,801        2,107,389            (6,412)
 6 Long       Dow Jones Stoxx 50           June 2006          255,334          252,389            (2,945)
                                                                                           -------------
                                                                                           $      72,399
                                                                                           =============

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

     CONTRACT                           IN                        DELIVERY               GROSS UNREALIZED
    TO DELIVER                     EXCHANGE FOR                     DATE                   APPRECIATION
---------------------------------------------------------------------------------------------------------
 CAD      730,610               USD      634,433                  04/06/06                    $  8,726
*JPY  106,816,546               USD      915,195                  04/28/06                       3,856
 MXN    4,974,366               USD      464,677                  04/12/06                       7,971
*USD    1,778,975               EUR    1,473,565                  04/27/06                       9,662
*USD    1,543,039               JPY  181,677,462                  04/28/06                       6,998
 USD      371,487               SGD      605,509                  05/22/06                       4,006
 ZAR    1,687,172               USD   276,304.70                  04/20/06                       3,008
                                                                                             ---------
                                                                                             $  44,227
                                                                                             ---------

     CONTRACT                           IN                        DELIVERY               GROSS UNREALIZED
    TO DELIVER                     EXCHANGE FOR                     DATE                   DEPRECIATION
---------------------------------------------------------------------------------------------------------
*CHF      134,507               USD      103,120                  04/04/06                   $     (99)
*EUR      359,848               USD      434,960                  04/27/06                      (1,830)
*GBP      474,028               USD      821,460                  05/15/06                      (2,535)
 HKD   12,438,503               USD    1,604,927                  06/16/06                         (60)
 HUF  137,994,000               USD      629,162                  06/14/06                      (2,572)
 NOK      553,080               USD       81,252                  05/18/06                      (3,394)
*USD       64,746               CHF       82,775                  04/04/06                      (1,226)
 USD    2,090,036               AUD    2,789,877                  04/18/06                     (93,441)
*USD    1,872,894               GBP    1,072,728                  05/15/06                      (8,189)
 USD      120,606               SEK      929,029                  06/20/06                        (576)
 USD      475,344               DKK    2,905,304                  06/23/06                      (1,256)
                                                                                             ---------
                                                                                              (115,178)
                                                                                             ---------
Net Unrealized Appreciation (Depreciation)                                                   $ (70,951)
                                                                                             =========

----------
* Represents open forward foreign currency contracts and offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have counterparty settlement risk.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- Pound Sterling
HKD -- Hong Kong Dollar
HUF -- Hungarian Forint
JPY -- Japanese Yen
MXN -- Mexican Peso
NOK -- Norwegian Krone
SEK -- Swedish Krona
SGD -- Singapore Dollar
USD -- United States Dollar
ZAR -- South African Rand

See Notes to Financial Statements

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

U.S. Treasuries                                                            37.9%
U.S. Government Agencies                                                   19.7%
Financial Services                                                         13.5%
Repurchase Agreements                                                       6.6%
Banks                                                                       2.8%
Insurance                                                                   2.4%
Broadcasting & Media                                                        2.2%
Telecommunications                                                          2.1%
Electric Utilities                                                          1.3%
Real Estate Investment Trusts                                               1.3%
Food, Beverage & Tobacco                                                    0.7%
Leisure & Tourism                                                           0.7%
Business Services                                                           0.6%
Energy Services                                                             0.6%
Household Products                                                          0.6%
Real Estate Companies                                                       0.6%
Automotive                                                                  0.5%
Chemicals                                                                   0.5%
Telephone                                                                   0.5%
Gas & Pipeline Utilities                                                    0.4%
Health Services                                                             0.4%
Metals & Minerals                                                           0.4%
Energy Sources                                                              0.3%
Foreign Government                                                          0.3%
Forest Products                                                             0.3%
Computer Services                                                           0.2%
Multi-Industry                                                              0.2%
Retail                                                                      0.2%
Apparel & Textiles                                                          0.1%
Drugs                                                                       0.1%
Machinery                                                                   0.1%
Plastic                                                                     0.1%
Transportation                                                              0.1%
                                                                          -----
                                                                           98.3%
                                                                          =====

CREDIT QUALITY+#

Government - Treasury                                                      41.5%
Government - Agency                                                        21.3
AAA                                                                         7.3
AA                                                                          1.3
A                                                                          11.9
BBB                                                                        15.1
BB                                                                          0.8
Not Rated @                                                                 0.8
                                                                          -----
                                                                          100.0%
                                                                          =====

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short term securities.
*    Calculated as a percentage of net assets

SEASONS SERIES TRUST
DIVERSIFIED FIXED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 6.6%

FINANCE -- 6.6%

FINANCIAL SERVICES -- 6.6%
Aesop Funding II, LLC, Series 2003-3A A3 3.72% due 07/20/09*                                      $      350,000   $      338,969
Banc America Commercial Mtg., Inc.,Series 2005-6 A4 5.35% due 09/10/47(4)                                430,000          418,897
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1 A2 6.44% due 06/16/30(4)                   200,000          203,799
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2 A2 7.08% due 07/15/31(4)                  300,000          313,351
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2 A2 6.48% due 02/15/35(4)                 350,000          364,456
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4 A3 5.61% due 11/15/33(4)                 200,000          200,974
Capital Auto Receivables Asset Trust, Series 2003-3 A3A 2.96% due 01/15/08                               167,566          165,851
Capital One Multi-Asset Execution Trust, Series 2003-A4 3.65% due 07/15/11                               100,000           96,582
Chase Commercial Mtg. Securities Corp., Series 1998-1 A2 6.56% due 05/18/30(4)                           144,402          146,981
Chase Commercial Mtg. Securities Corp., Series 1998-2 A2 6.39% due 11/18/30(4)                           189,980          193,795
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23% due 07/15/44(4)                   225,000          220,556
CNH Equipment Trust, Series 2006-1 A3 5.20% due 08/16/10                                                 650,000          648,427
Commercial Mtg. Asset Trust, Series 1999-C1 A3 6.64% due 01/17/32(4)                                     200,000          206,522
Commercial Mtg.,Pass Through, Series 2005-C6 A5A 5.12% due 06/10/44(4)                                   350,000          338,099
Connecticut RRB Special Purpose Trust CL&P, Series 2001-1 A5 6.21% due 12/30/11                          200,000          206,333
CS First Boston Mtg., Series 2000-C1 A2 7.55% due 04/15/62(4)                                            450,000          480,208
First Union-Chase Commercial Mtg. Trust, Series 1999-C2 A2 6.65% due 06/15/31(4)                         283,519          291,954
First Union Lehman Brothers Bank, Series 1998-C2 A2 6.56% due 11/18/35(4)                                260,355          265,255
GE Commercial Equipment Financing LLC, Series 2004 A A3 3.36% due 06/22/08*                              460,000          453,099
Greenwich Capital Commercial Funding Corp., Series 2005-GG3 A4 4.80% due 08/10/42(4)                     600,000          568,208
Greenwich Capital Commercial Funding Corp., Series 2005-GG5 A5 5.22% due 04/10/06(4)                     650,000          632,932
Harley-Davidson Motorcycle Trust, Series 2002-1 A2 4.50% due 01/15/10                                     81,176           81,044
Harley-Davidson Motorcycle Trust, Series 2004-3 A2 3.20% due 05/15/12                                    220,000          212,141
Honda Auto Receivables Owners Trust, Series 2005-3 A4 4.03% due 12/20/10                                 500,000          486,763
J. P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDPS A4 5.18% due 12/15/44(4)           500,000          487,832
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CIBC14 A4 5.48% due 12/12/44(4)          650,000          644,842
LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due 12/15/30(4)                                    200,000          206,437
Merrill Lynch Mortgage Trust, Series 2005-CIP1 A4 5.05% due 07/12/38(4)                                  400,000          384,431
Morgan Stanley Capital I, Series 1998-WF1 A2 6.55% due 03/15/30(4)                                       115,133          116,669
Morgan Stanley Capital I, Series 1998-WF2 A2 6.54% due 07/15/30(4)                                       144,516          147,300
Morgan Stanley Capital I, Series 1999-LIFE A2 7.11% due 04/15/33(4)                                      450,000          472,142
Morgan Stanley Capital I, Series 1999-WF1 A2 6.21% due 11/15/31(4)                                       284,304          288,785
Morgan Stanley Capital I, Series 2006-21 A2 5.09% due 10/12/52(4)                                        670,000          660,394
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A2 6.09% due 04/15/34(4)                            104,359          105,352

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Morgan Stanley Dean Witter Capital I, Series 2002-HQ A3 6.51% due 04/15/34(4)                     $      200,000   $      209,297
Nissan Auto Receivables Owner Trust, Series 2004-A A4 2.76% due 07/15/09                                 410,000          396,867
Nissan Auto Receivables Owner Trust, Series 2005 A A4 3.82% due 07/15/10                                 100,000           97,245
Nomura Asset Securities Corp., Series 1998-D6 A1B 6.59% due 03/15/30(4)                                  200,000          204,634
Onyx Acceptance Owner Trust, Series 2004-B A3 3.09% due 09/15/08                                         148,608          147,652
WFS Financial Owner Trust, Series 2003-3 A4 3.25% due 05/20/11                                           400,000          392,481
WFS Financial Owner Trust, Series 2003-4 A4 3.15% due 05/20/11                                           141,397          138,742
                                                                                                                   --------------
TOTAL ASSET-BACKED SECURITIES (cost $12,913,988)                                                                       12,636,298
                                                                                                                   --------------

BONDS & NOTES -- 80.7%

CONSUMER DISCRETIONARY -- 1.3%

APPAREL & TEXTILES -- 0.1%
Mohawk Industries, Inc. 6.13% due 01/15/16                                                               225,000          222,779

AUTOMOTIVE -- 0.5%
BorgWarner, Inc. 8.00% due 10/01/19                                                                      150,000          170,007
DaimlerChrysler AG 7.45% due 03/01/27                                                                    100,000          105,119
DaimlerChrysler NA Holding Corp. 4.05% due 06/04/08                                                      250,000          242,251
DaimlerChrysler NA Holding Corp. 6.50% due 11/15/13                                                      330,000          335,632
DaimlerChrysler NA Holding Corp. 8.50% due 01/18/31                                                       50,000           58,494
Ford Motor Co. 7.45% due 07/16/31                                                                         70,000           51,975

HOUSING & HOUSEHOLD DURABLES -- 0.5%
Centex Corp. 5.70% due 05/15/14                                                                          110,000          106,391
Centex Corp. 7.50% due 01/15/12                                                                          130,000          138,552
Centex Corp. 7.88% due 02/01/11                                                                           50,000           53,869
D.R. Horton, Inc. 5.38% due 06/15/12                                                                      10,000            9,503
D.R. Horton, Inc. 5.63% due 09/15/14                                                                      35,000           32,898
D.R. Horton, Inc. 6.88% due 05/01/13                                                                      25,000           25,464
D.R. Horton, Inc. 8.00% due 02/01/09                                                                     180,000          189,739
Pulte Homes, Inc. 7.88% due 08/01/11                                                                     290,000          313,282

RETAIL -- 0.2%
Staples, Inc. 7.13% due 08/15/07                                                                          85,000           86,765
Staples, Inc. 7.38% due 10/01/12                                                                          50,000           54,560
Wendy's International, Inc. 6.25% due 11/15/11                                                           160,000          159,492
Wendy's International, Inc. 7.00% due 12/15/25                                                            85,000           82,345
                                                                                                                   --------------
                                                                                                                        2,439,117
                                                                                                                   --------------

CONSUMER STAPLES -- 0.7%

FOOD, BEVERAGE & TOBACCO -- 0.6%
Altria Group, Inc. 7.00% due 11/04/13                                                                    235,000          252,651
ConAgra Foods, Inc. 8.25% due 09/15/30                                                                   100,000          117,158
Kraft Foods, Inc. 4.13% due 11/12/09                                                                     180,000          172,058
Kraft Foods, Inc. 5.25% due 06/01/07                                                                     200,000          199,584
Kroger Co. 6.75% due 04/15/12                                                                            200,000          208,201
Philip Morris Cos., Inc. 7.65% due 07/01/08                                                               70,000           73,144
Tyson Foods, Inc. 6.60% due 04/01/16                                                                     145,000          143,218

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Fortune Brands, Inc. 6.63% due 07/15/28                                                                  100,000          102,041
                                                                                                                   --------------
                                                                                                                        1,268,055
                                                                                                                   --------------

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

ENERGY -- 0.8%

ENERGY SERVICES -- 0.6%
Halliburton Co. 7.60% due 08/15/96                                                                $      180,000   $      202,588
Motiva Enterprises LLC 5.20% due 09/15/12*                                                               225,000          221,509
Pemex Project Funding Master Trust 5.75% due 12/15/15*                                                   550,000          526,625
Valero Energy Corp. 7.50% due 04/15/32                                                                   120,000          137,965
Weatherford International, Inc. 5.50% due 02/15/16                                                       115,000          112,766

ENERGY SOURCES -- 0.2%
Amerada Hess Corp. 7.88% due 10/01/29                                                                    290,000          337,688
Devon Financing Corp., ULC 7.88% due 09/30/31                                                             80,000           96,582
                                                                                                                   --------------
                                                                                                                        1,635,723
                                                                                                                   --------------

FINANCE -- 10.5%

BANKS -- 2.1%
BAC Capital Trust VI 5.63% due 03/08/35                                                                  230,000          214,018
Bank of America Corp. 7.40% due 01/15/11                                                                 160,000          172,932
Bank One Corp. 5.90% due 11/15/11                                                                        260,000          264,240
Citigroup, Inc. 6.00% due 10/31/33                                                                        80,000           79,040
First Union National Bank 7.80% due 08/18/10                                                             300,000          326,898
HSBC Bank USA 4.63% due 04/01/14                                                                         300,000          280,254
Huntington National Bank 5.50% due 02/15/16                                                              350,000          341,427
J.P. Morgan Chase & Co. 5.75% due 01/02/13                                                               120,000          120,803
MBNA America Bank NA 5.38% due 01/15/08                                                                  260,000          260,417
Mizuho Financial Group Cayman, Ltd. 5.79% due 04/15/14*                                                  300,000          300,756
Sovereign Bank 4.00% due 02/01/08                                                                        200,000          195,549
Symetra Financial Corp. 6.13% due 04/01/16                                                               115,000          114,194
US Bank NA 4.95% due 10/30/14                                                                            350,000          334,649
Wachovia Capital Trust III 5.80% due 03/15/11                                                            220,000          216,145
Wachovia Corp. 4.88% due 02/15/14                                                                        160,000          151,827
Wells Fargo & Co. 5.13% due 02/15/07                                                                     500,000          499,734
Zions Bancorp 5.50% due 11/16/15                                                                         185,000          180,488

FINANCIAL SERVICES -- 6.3%
Ameriprise Financial, Inc. 5.65% due 11/15/15                                                            150,000          147,862
Amerus Group Co. 5.95% due 08/15/15                                                                      130,000          128,853
CIT Group, Inc. 6.00% due 04/01/36                                                                       190,000          182,848
Citigroup, Inc. 5.00% due 09/15/14                                                                     1,363,000        1,304,527
Citigroup, Inc. 5.13% due 02/14/11                                                                        50,000           49,324
Citigroup, Inc. 5.88% due 02/22/33                                                                        50,000           48,583
Credit Suisse First Boston USA, Inc. 3.88% due 01/15/09                                                  300,000          288,742
Credit Suisse First Boston USA, Inc. 5.13% due 08/15/15                                                  400,000          382,731
Credit Suisse First Boston USA, Inc. 5.75% due 04/15/07                                                  250,000          251,144
Credit Suisse First Boston USA, Inc. 6.50% due 01/15/12                                                  160,000          167,093
Duke Capital, LLC 5.67% due 08/15/14                                                                     190,000          187,739
ERAC USA Finance Co. 7.35% due 06/15/08*                                                                  90,000           93,454
Ford Motor Credit Co. 5.70% due 01/15/10                                                                 160,000          141,988
Frank Russell Co. 5.63% due 01/15/09*                                                                    100,000          100,884
General Electric Capital Corp. 3.75% due 12/15/09                                                      1,000,000          946,179
General Electric Capital Corp. 6.00% due 06/15/12                                                        340,000          349,178
General Motors Acceptance Corp. 6.75% due 12/01/14                                                        70,000           63,014
General Motors Acceptance Corp. 6.88% due 09/15/11                                                        20,000           18,642
Goldman Sachs Capital I 6.35% due 02/15/34                                                               235,000          233,041
Goldman Sachs Group, Inc. 6.60% due 01/15/12                                                             310,000          325,003

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

BANKS (CONTINUED)
Goldman Sachs Group, Inc. 6.65% due 05/15/09                                                      $      160,000   $      165,774
Household Finance Corp. 4.75% due 07/15/13                                                               100,000           94,088
Household Finance Corp. 6.38% due 10/15/11                                                               420,000          435,797
HSBC Finance Corp. 6.75% due 05/15/11                                                                    450,000          473,748
J.P. Morgan Chase & Co. 5.13% due 09/15/14                                                               500,000          480,599
J.P. Morgan Chase & Co. 5.15% due 10/01/15                                                               100,000           95,693
J.P. Morgan Chase & Co. 6.75% due 02/01/11                                                               550,000          578,169
Jefferies Group, Inc. 6.25% due 01/15/36                                                                 350,000          328,482
John Hancock Global Funding II 5.00% due 07/27/07*                                                       200,000          198,757
Merrill Lynch & Co., Inc. 5.45% due 07/15/14                                                             400,000          394,472
Morgan Stanley 4.75% due 04/01/14                                                                      1,150,000        1,072,942
NiSource Finance Corp. 7.88% due 11/15/10                                                                190,000          206,094
Nuveen Investments, Inc. 5.50% due 09/15/15                                                              215,000          206,727
Philip Morris Capital Corp. 7.50% due 07/16/09                                                            40,000           41,828
Premium Asset Trust, Series 2004-04 4.13% due 03/12/09*                                                  140,000          133,291
Pricoa Global Funding I 3.90% due 12/15/08*                                                              200,000          192,558
Principal Life Global Funding I 6.13% due 10/15/33*                                                      190,000          192,662
SB Treasury Co., LLC 9.40% due 06/30/08*(1)                                                              220,000          236,710
Sovereign Bancorp, Inc. 4.80% due 09/01/10*                                                              150,000          144,877
Sun Life Canada US Capital Trust 8.53% due 05/06/07*(3)                                                  350,000          373,342
Verizon Global Funding Corp. 6.88% due 06/15/12                                                          150,000          158,258
Verizon Global Funding Corp. 7.75% due 12/01/30                                                          140,000          154,665
Wachovia Bank NA 4.88% due 02/01/15                                                                      250,000          235,835

INSURANCE -- 2.1%
ACE Capital Trust II 9.70% due 04/01/30                                                                  220,000          292,951
ACE INA Holdings, Inc. 8.30% due 08/15/06                                                                 50,000           50,536
Allstate Corp. 5.55% due 05/09/35                                                                        210,000          194,531
Allstate Life Global Funding Trusts 4.25% due 02/26/10                                                   270,000          259,367
Everest Reinsurance Group, Ltd. 5.40% due 10/15/14                                                       160,000          153,897
Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10                                                     60,000           66,403
Farmers Insurance Exchange 8.63% due 05/01/24*                                                           250,000          292,072
Fidelity National Title Group, Inc. 7.30% due 08/15/11                                                   100,000          103,016
Hartford Life, Inc. 7.10% due 06/15/07                                                                   320,000          326,234
Jackson National Life Insurance Co. 5.25% due 03/15/07*                                                   85,000           84,517
Liberty Mutual Group, Inc. 5.75% due 03/15/14*                                                           200,000          194,417
Liberty Mutual Insurance Co. 7.70% due 10/15/97*                                                         130,000          133,406
Mercury General Corp. 7.25% due 08/15/11                                                                 175,000          184,394
MetLife, Inc. 6.13% due 12/01/11                                                                         200,000          206,304
MMI Capital Trust, Series B 7.63% due 12/15/27                                                           100,000          109,249
Protective Life Secured Trust, Series MTN 4.00% due 10/07/09                                             170,000          163,519
St Paul Travelers Cos., Inc. 5.50% due 12/01/15                                                           55,000           53,800
St Paul Travelers Cos., Inc. 5.75% due 03/15/07                                                          100,000           99,843
Torchmark Corp. 6.25% due 12/15/06                                                                       120,000          120,366
Transamerica Capital II 7.65% due 12/01/26*                                                              200,000          222,213
Travelers Property Casualty Corp. 6.38% due 03/15/33                                                      70,000           70,947
Unitrin, Inc. 5.75% due 07/01/07                                                                         200,000          200,313
W.R. Berkley Capital Trust 8.20% due 12/15/45                                                            260,000          264,004
W.R. Berkley Corp. 5.60% due 05/15/15                                                                     70,000           67,529
XL Capital, Ltd. 5.25% due 09/15/14                                                                       65,000           61,516
                                                                                                                   --------------
                                                                                                                       20,034,912
                                                                                                                   --------------

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

HEALTHCARE -- 0.5%

DRUGS -- 0.1%
Schering-Plough Corp. 6.50% due 12/01/33                                                          $      175,000   $      187,588

HEALTH SERVICES -- 0.4%
Quest Diagnostics, Inc. 5.45% due 11/01/15*                                                               55,000           53,599
Quest Diagnostics, Inc. 6.75% due 07/12/06                                                               200,000          200,716
UnitedHealth Group, Inc. 5.20% due 01/17/07                                                              110,000          109,968
UnitedHealth Group, Inc. 5.38% due 03/15/16                                                              340,000          332,426
                                                                                                                   --------------
                                                                                                                          884,297
                                                                                                                   --------------

INDUSTRIAL & COMMERCIAL -- 0.7%

AEROSPACE & MILITARY TECHNOLOGY -- 0.0%
Goodrich Corp. 7.63% due 12/15/12                                                                         20,000           22,072

BUSINESS SERVICES -- 0.5%
Aramark Services, Inc. 7.00% due 07/15/06                                                                180,000          180,760
Aramark Services, Inc. 7.00% due 05/01/07                                                                200,000          202,508
Cargill, Inc. 6.38% due 06/01/12                                                                         255,000          266,202
Hutchison Whampoa International, Ltd. 5.45% due 11/24/10*                                                200,000          197,822
Pactiv Corp. 7.95% due 12/15/25                                                                           35,000           38,511

MACHINERY -- 0.1%
Kennametal, Inc. 7.20% due 06/15/12                                                                      180,000          191,282

TRANSPORTATION -- 0.1%
BNSF Funding Trust I 6.61% due 05/15/06                                                                  160,000          156,835
                                                                                                                   --------------
                                                                                                                        1,255,992
                                                                                                                   --------------

INFORMATION & ENTERTAINMENT -- 2.9%

BROADCASTING & MEDIA -- 2.2%
AOL Time Warner, Inc. 6.75% due 04/15/11                                                                 150,000          155,566
AOL Time Warner, Inc. 6.88% due 05/01/12                                                                 260,000          272,604
AOL Time Warner, Inc. 7.63% due 04/15/31                                                                 230,000          250,549
AOL Time Warner, Inc. 7.70% due 05/01/32                                                                 100,000          109,971
Belo Corp. 8.00% due 11/01/08                                                                            180,000          188,320
Chancellor Media Corp. 8.00% due 11/01/08                                                                125,000          131,217
Clear Channel Communications, Inc. 5.00% due 03/15/12                                                    340,000          314,821
Clear Channel Communications, Inc. 7.65% due 09/15/10                                                     20,000           21,011
Comcast Cable Communications, Inc. 8.38% due 05/01/07                                                    150,000          154,617
Comcast Corp. 5.90% due 03/15/16                                                                         100,000           98,069
Comcast Corp. 7.05% due 03/15/33                                                                         345,000          355,051
Cox Communications, Inc. 3.88% due 10/01/08                                                               70,000           67,043
Cox Communications, Inc. 7.13% due 10/01/12                                                              200,000          209,812
Cox Enterprises, Inc. 7.88% due 09/15/10*                                                                210,000          223,137
Liberty Media Corp. 7.88% due 07/15/09                                                                    40,000           42,091
Liberty Media Corp. 8.25% due 02/01/30                                                                   160,000          154,614
News America Holdings, Inc. 8.45% due 08/01/34                                                            20,000           23,548
News America, Inc. 6.63% due 01/09/08                                                                    290,000          296,181
News America, Inc. 7.28% due 06/30/28                                                                    130,000          134,765
Omnicom Group, Inc. 5.90% due 04/15/16                                                                   200,000          196,890
Univision Communications, Inc. 3.88% due 10/15/08                                                         60,000           57,306
Univision Communications, Inc. 7.85% due 07/15/11                                                        180,000          188,780
USA Interactive 7.00% due 01/15/13                                                                       260,000          266,315
Viacom, Inc. 7.70% due 07/30/10                                                                          150,000          160,439
Viacom, Inc. 7.88% due 07/30/30                                                                          180,000          196,018

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT (CONTINUED)

LEISURE & TOURISM -- 0.7%
American Airlines, Inc., Series 2003-1 Pass Through 3.86% due 01/09/12                            $       39,618   $       37,721
Continental Airlines, Inc., Series 98-3 Pass Through 6.32% due 11/01/08                                  250,000          249,863
GTECH Holdings Corp. 4.50% due 12/01/09                                                                  175,000          169,714
GTECH Holdings Corp. 4.75% due 10/15/10                                                                   25,000           24,315
Harrah's Operating Co., Inc. 5.50% due 07/01/10                                                           10,000            9,899
Harrah's Operating Co., Inc. 5.63% due 06/01/15*                                                          15,000           14,373
Harrah's Operating Co., Inc. 7.50% due 01/15/09                                                           70,000           73,222
Harrah's Operating Co., Inc. 8.00% due 02/01/11                                                          135,000          146,496
Marriott International, Inc. 4.63% due 06/15/12                                                          180,000          168,800
MGM Mirage, Inc. 8.50% due 09/15/10                                                                      210,000          224,700
Park Place Entertainment Corp. 7.50% due 09/01/09                                                        200,000          210,603
                                                                                                                   --------------
                                                                                                                        5,598,441
                                                                                                                   --------------

INFORMATION TECHNOLOGY -- 1.5%

COMPUTER SERVICES -- 0.2%
Electronic Data Systems Corp. 6.00% due 08/01/13                                                         190,000          193,219
Electronic Data Systems Corp. 7.45% due 10/15/29                                                         160,000          169,776

TELECOMMUNICATIONS -- 1.3%
AT&T Broadband Corp. 8.38% due 03/15/13                                                                  240,000          269,916
AT&T Wireless Services, Inc. 7.88% due 03/01/11                                                          170,000          186,331
AT&T Wireless Services, Inc. 8.13% due 05/01/12                                                          160,000          179,653
AT&T Wireless Services, Inc. 8.75% due 03/01/31                                                          250,000          316,637
Corning, Inc. 6.05% due 06/15/15                                                                         170,000          167,657
SBC Communications, Inc. 5.10% due 09/15/14                                                              370,000          351,181
SBC Communications, Inc. 5.30% due 11/15/10                                                              200,000          197,371
Sprint Capital Corp. 6.13% due 11/15/08                                                                   50,000           50,887
Sprint Capital Corp. 6.38% due 05/01/09                                                                  100,000          102,395
Sprint Capital Corp. 6.88% due 11/15/28                                                                  190,000          196,029
Sprint Capital Corp. 7.63% due 01/30/11                                                                  400,000          432,598
Sprint Capital Corp. 8.75% due 03/15/32                                                                   70,000           87,518
                                                                                                                   --------------
                                                                                                                        2,901,168
                                                                                                                   --------------

MATERIALS -- 0.7%

CHEMICALS -- 0.3%
Agrium, Inc. 7.70% due 02/01/17                                                                           40,000           44,334
Agrium, Inc. 7.80% due 02/01/27                                                                          185,000          209,862
Cytec Industries, Inc. 4.60% due 07/01/13                                                                110,000           98,263
Cytec Industries, Inc. 5.50% due 10/01/10                                                                 90,000           88,010
Lubrizol Corp. 6.50% due 10/01/34                                                                        100,000           98,722

FOREST PRODUCTS -- 0.2%
International Paper Co. 5.30% due 04/01/15                                                                60,000           56,242
Temple-Inland, Inc. 6.63% due 01/15/18                                                                   200,000          204,161
Weyerhaeuser Co. 7.38% due 03/15/32                                                                      110,000          117,460

METALS & MINERALS -- 0.1%
Commercial Metals Co. 5.63% due 11/15/13                                                                 125,000          122,356
Inco, Ltd. 7.75% due 05/15/12                                                                             60,000           65,073

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

MATERIALS (CONTINUED)

PLASTIC -- 0.1%
Sealed Air Corp. 5.38% due 04/15/08*                                                              $      165,000   $      163,976
Sealed Air Corp. 5.63% due 07/15/13*                                                                      70,000           68,034
                                                                                                                   --------------
                                                                                                                        1,336,493
                                                                                                                   --------------

REAL ESTATE -- 1.9%

REAL ESTATE COMPANIES -- 0.6%
AMB Property LP 7.10% due 06/30/08                                                                       150,000          155,095
AMB Property LP 5.45% due 12/01/10                                                                       100,000           98,978
EOP Operating LP 6.75% due 02/15/12                                                                       50,000           52,116
EOP Operating LP 7.00% due 07/15/11                                                                      240,000          252,521
ERP Operating LP 5.13% due 03/15/16                                                                       95,000           90,117
ERP Operating LP 6.63% due 03/15/12                                                                      150,000          157,770
Liberty Property LP 7.75% due 04/15/09                                                                    70,000           74,040
Liberty Property LP 8.50% due 08/01/10                                                                   200,000          220,519
Regency Centers LP 4.95% due 04/15/14                                                                    100,000           93,922

REAL ESTATE INVESTMENT TRUSTS -- 1.3%
Archstone-Smith Operating Trust 5.25% due 05/01/15                                                       250,000          240,306
Avalon Properties, Inc. 6.88% due 12/15/07                                                                40,000           40,869
AvalonBay Communities, Inc. 7.50% due 08/01/09                                                           200,000          211,797
Brandywine Operating Partnership LP 5.75% due 04/01/12                                                   160,000          158,878
Camden Property Trust 4.38% due 01/15/10                                                                 230,000          221,224
Developers Diversified Realty Corp. 3.88% due 01/30/09                                                   180,000          171,529
Developers Diversified Realty Corp. 5.00% due 05/03/10                                                    60,000           58,361
Developers Diversified Realty Corp. 5.38% due 10/15/12                                                    20,000           19,468
Federal Realty Investment Trust 5.65% due 06/01/16                                                        55,000           53,846
Health Care Property Investors, Inc. 6.00% due 03/01/15                                                   60,000           60,095
Health Care Property Investors, Inc. 6.45% due 06/25/12                                                  150,000          154,430
Kimco Realty Corp. 5.58% due 11/23/15                                                                    180,000          176,663
Kimco Realty Corp. 5.19% due 10/01/13                                                                     80,000           76,975
Reckson Operating Partnership LP 6.00% due 03/31/16                                                      160,000          158,717
Regency Centers LP 5.25% due 08/01/15*                                                                   105,000          100,005
Simon Property Group LP 4.60% due 06/15/10                                                                75,000           72,321
Simon Property Group LP 5.10% due 06/15/15                                                               185,000          174,989
Simon Property Group LP 5.38% due 06/01/11                                                               180,000          177,360
United Dominion Reality Trust, Inc. 5.25% due 01/15/15                                                   190,000          178,985
                                                                                                                   --------------
                                                                                                                        3,701,896
                                                                                                                   --------------

U.S. GOVERNMENT AGENCIES -- 19.7%

U.S. GOVERNMENT AGENCIES -- 19.7%
Federal Home Loan Mtg. Corp. 4.13% due 07/12/10                                                          556,000          534,434
Federal Home Loan Mtg. Corp. 4.50% due 01/15/13                                                        1,579,000        1,517,435
Federal Home Loan Mtg. Corp. 5.75% due 03/15/09                                                           50,000           50,872
Federal Home Loan Mtg. Corp. 6.25% due 07/15/32                                                          750,000          846,895
Federal Home Loan Mtg. Corp. 6.75% due 03/15/31                                                          100,000          119,609
Federal National Mtg. Assoc. 4.38% due 10/15/06                                                        4,000,000        3,985,484
Federal National Mtg. Assoc. 5.38% due 11/15/11                                                          500,000          504,608
Federal National Mtg. Assoc. 6.00% due 05/15/11                                                          250,000          259,180
Federal National Mtg. Assoc. 6.63% due 11/15/30                                                          400,000          469,308
Federal National Mtg. Assoc. 7.25% due 01/15/10                                                          200,000          214,291
Government National Mtg. Assoc. 4.50% due 04/15/18                                                       320,149          309,419

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)

U.S. GOVERNMENT AGENCIES (CONTINUED)
Government National Mtg. Assoc. 4.50% due 05/15/18                                                $    1,912,680   $    1,848,286
Government National Mtg. Assoc. 4.50% due 08/15/18                                                        97,262           93,988
Government National Mtg. Assoc. 4.50% due 09/15/18                                                     1,577,059        1,504,499
Government National Mtg. Assoc. 4.50% due 10/15/18                                                     3,524,661        3,405,996
Government National Mtg. Assoc. 5.00% due 08/15/33                                                       187,122          181,521
Government National Mtg. Assoc. 5.00% due 10/15/33                                                       426,725          413,953
Government National Mtg. Assoc. 5.00% due 06/15/34                                                       694,782          673,732
Government National Mtg. Assoc. 5.50% due 02/15/32                                                        52,076           51,607
Government National Mtg. Assoc. 5.50% due 03/15/32                                                        52,205           51,740
Government National Mtg. Assoc. 5.50% due 12/15/32                                                        76,848           76,155
Government National Mtg. Assoc. 5.50% due 01/15/33                                                        36,161           35,831
Government National Mtg. Assoc. 5.50% due 02/15/33                                                       259,445          257,078
Government National Mtg. Assoc. 5.50% due 03/15/33                                                       824,812          817,288
Government National Mtg. Assoc. 5.50% due 04/15/33                                                     2,495,182        2,472,441
Government National Mtg. Assoc. 5.50% due 05/15/33                                                        57,202           56,680
Government National Mtg. Assoc. 5.50% due 06/15/33                                                     3,447,926        3,416,475
Government National Mtg. Assoc. 5.50% due 07/15/33                                                     2,376,105        2,354,431
Government National Mtg. Assoc. 5.50% due 08/15/33                                                       500,328          495,764
Government National Mtg. Assoc. 5.50% due 12/15/33                                                       535,959          531,070
Government National Mtg. Assoc. 5.50% due 01/15/34                                                     1,091,363        1,081,405
Government National Mtg. Assoc. 5.50% due 02/15/34                                                       552,038          547,001
Government National Mtg. Assoc. 6.00% due 04/15/28                                                     1,155,237        1,171,256
Government National Mtg. Assoc. 6.00% due 01/15/29                                                       187,952          190,416
Government National Mtg. Assoc. 6.00% due 03/15/29                                                       287,144          290,909
Government National Mtg. Assoc. 6.00% due 11/15/31                                                        95,131           96,319
Government National Mtg. Assoc. 6.00% due 12/15/31                                                       233,027          235,938
Government National Mtg. Assoc. 6.00% due 04/15/32                                                       216,730          219,459
Government National Mtg. Assoc. 6.00% due 08/15/32                                                        52,698           53,361
Government National Mtg. Assoc. 6.00% due 09/15/32                                                       205,340          207,925
Government National Mtg. Assoc. 6.00% due 10/15/32                                                       563,031          570,120
Government National Mtg. Assoc. 6.00% due 11/15/32                                                       225,391          228,229
Government National Mtg. Assoc. 6.00% due 01/15/33                                                        33,051           33,462
Government National Mtg. Assoc. 6.00% due 02/15/33                                                       405,250          410,289
Government National Mtg. Assoc. 6.00% due 03/15/33                                                       101,706          102,971
Government National Mtg. Assoc. 6.00% due 09/15/33                                                       157,258          159,214
Government National Mtg..Assoc. 6.00% due 01/15/34                                                       888,934          899,505
Government National Mtg. Assoc. 6.00% due 03/15/34                                                       329,845          333,768
Government National Mtg. Assoc. 6.00% due 05/15/34                                                       213,659          216,200
Government National Mtg. Assoc. 6.00% due 07/15/34                                                       141,073          142,751
Government National Mtg. Assoc. 6.00% due 08/15/34                                                     1,254,819        1,269,742
Government National Mtg. Assoc. 6.00% due 09/15/34                                                       209,066          211,552
Government National Mtg. Assoc. 6.00% due 11/15/34                                                       566,640          573,379
Government National Mtg. Assoc. 6.00% due 08/15/35                                                       678,734          686,746
Government National Mtg. Assoc. 6.50% due 09/15/28                                                        30,311           31,462
Government National Mtg. Assoc. 6.50% due 06/15/31                                                        28,130           29,173
Government National Mtg. Assoc. 6.50% due 09/15/31                                                        90,805           94,171
Government National Mtg. Assoc. 6.50% due 10/15/31                                                        31,693           32,868
Government National Mtg. Assoc. 6.50% due 11/15/31                                                        20,482           21,241
Government National Mtg. Assoc. 6.50% due 12/15/31                                                        40,485           41,986
Government National Mtg. Assoc. 7.50% due 08/15/07                                                        15,791           15,952
Government National Mtg. Assoc. 7.50% due 09/15/30                                                        28,498           29,900
                                                                                                                   --------------
                                                                                                                       37,778,740
                                                                                                                   --------------

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

U.S. GOVERNMENT OBLIGATIONS -- 37.9%

U.S. TREASURIES -- 37.9%
United States Treasury Bonds 5.38% due 02/15/31                                                   $    2,550,000   $    2,684,273
United States Treasury Bonds 6.25% due 08/15/23                                                        1,915,000        2,171,880
United States Treasury Bonds 7.13% due 02/15/23                                                          900,000        1,106,860
United States Treasury Bonds 7.25% due 08/15/22                                                           60,000           74,405
United States Treasury Bonds 8.13% due 05/15/21                                                           30,000           39,607
United States Treasury Bonds 8.75% due 08/15/20                                                          150,000          206,027
United States Treasury Bonds 8.88% due 02/15/19                                                          450,000          612,598
United States Treasury Bonds 9.00% due 11/15/18                                                          100,000          136,922
United States Treasury Bonds 9.13% due 05/15/18                                                           75,000          102,861
United States Treasury Notes 2.63% due 05/15/08                                                        3,060,000        2,925,649
United States Treasury Notes 3.00% due 11/15/07                                                        1,915,000        1,860,093
United States Treasury Notes 3.50% due 11/15/06                                                          170,000          168,566
United States Treasury Notes 4.00% due 02/15/14                                                        1,000,000          942,891
United States Treasury Notes 4.25% due 08/15/13                                                        4,835,000        4,650,288
United States Treasury Notes 4.25% due 08/15/14                                                          488,000          467,088
United States Treasury Notes 4.38% due 05/15/07                                                        3,160,000        3,142,964
United States Treasury Notes 4.38% due 08/15/12                                                        2,125,000        2,069,799
United States Treasury Notes 4.50% due 02/28/11                                                        3,000,000        2,956,290
United States Treasury Notes 4.50% due 11/15/15                                                       13,000,000       12,615,083
United States Treasury Notes 4.50% due 02/15/16                                                        4,000,000        3,890,312
United States Treasury Notes 4.75% due 11/15/08                                                        5,840,000        5,827,683
United States Treasury Notes 4.75% due 05/15/14                                                        1,596,000        1,582,035
United States Treasury Notes 4.88% due 02/15/12                                                        1,615,000        1,617,523
United States Treasury Notes 5.00% due 02/15/11                                                        5,665,000        5,712,964
United States Treasury Notes 5.50% due 02/15/08                                                          300,000          303,621
United States Treasury Notes 5.63% due 05/15/08                                                          335,000          340,247
United States Treasury Notes 5.75% due 08/15/10                                                        2,850,000        2,953,868
United States Treasury Notes 6.00% due 08/15/09                                                        4,675,000        4,843,922
United States Treasury Notes 6.13% due 08/15/07                                                          875,000          889,355
United States Treasury Notes 6.50% due 02/15/10                                                        5,050,000        5,342,546
United States Treasury Notes 6.63% due 05/15/07                                                           80,000           81,500
United States Treasury Notes 7.00% due 07/15/06(5)                                                       200,000          201,211
                                                                                                                   --------------
                                                                                                                       72,520,931
                                                                                                                   --------------

UTILITIES -- 1.6%

ELECTRIC UTILITIES -- 1.2%
American Electric Power Co., Inc. 5.38% due 03/15/10                                                     200,000          198,308
Dominion Resources, Inc. 8.13% due 06/15/10                                                              240,000          260,611
Entergy Gulf States, Inc. 5.25% due 08/01/15                                                             140,000          130,029
Exelon Generation Co. LLC 6.95% due 06/15/11                                                             200,000          211,118
Midamerican Energy Holdings Co. 6.13% due 04/01/36                                                       340,000          332,829
NSTAR 8.00% due 02/15/10                                                                                 200,000          216,900
Pepco Holdings, Inc. 5.50% due 08/15/07                                                                  250,000          250,027
Pinnacle West Capital Corp. 6.40% due 04/01/06                                                           120,000          120,000
Progress Energy, Inc. 6.85% due 04/15/12                                                                 160,000          168,839
PSE&G Power LLC 3.75% due 04/01/09                                                                        30,000           28,464
PSE&G Power LLC 8.63% due 04/15/31                                                                       170,000          216,070
TXU Corp. 4.80% due 11/15/09                                                                             130,000          124,892
TXU Energy Co. 7.00% due 03/15/13                                                                        110,000          114,572

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 0.4%
Duke Energy Field Services LLC 7.88% due 08/16/10                                                 $      170,000   $      184,527
Energen Corp., 7.63% due 12/15/10                                                                        190,000          201,021
National Gas Company of Trinidad & Tobago, Ltd. 6.05% due 01/15/36                                       325,000          311,911
Northern Natural Gas Co. 6.75% due 09/15/08*                                                              50,000           51,517
                                                                                                                   --------------
                                                                                                                        3,121,635
                                                                                                                   --------------
TOTAL BONDS & NOTES (cost $157,972,119)                                                                               154,477,400
                                                                                                                   --------------

FOREIGN BONDS & NOTES -- 4.2%

CONSUMER STAPLES -- 0.1%

FOOD, BEVERAGE & TOBACCO -- 0.1%
Companhia Brasileira de Bebidas 8.75% due 09/15/13                                                       155,000          178,250
Companhia Brasileira de Bebidas 10.50% due 12/15/11                                                       40,000           48,300
                                                                                                                   --------------
                                                                                                                          226,550
                                                                                                                   --------------
ENERGY -- 0.1%

ENERGY SOURCES -- 0.1%
Empresa Nacional de Petroleo ENAP 4.88% due 03/15/14*                                                    130,000          121,234
                                                                                                                   --------------
                                                                                                                          121,234
                                                                                                                   --------------

FINANCE -- 1.5%

BANKS -- 0.8%
Bangkok Bank 9.03% due 03/15/29*                                                                         195,000          237,905
HBOS PLC 6.00% due 11/01/33*                                                                             265,000          265,983
Oversea-Chinese Banking Corp., Ltd. 7.75% due 09/06/11*                                                  250,000          274,981
Resona Bank Ltd. 5.85% due 04/15/16*(1)                                                                  245,000          237,730
Royal Bank of Scotland Group PLC 5.05% due 01/08/15                                                      230,000          220,875
Royal Bank of Scotland Group PLC 6.38% due 02/01/11                                                      280,000          290,395

FINANCIAL SERVICES -- 0.4%
Aiful Corp. 4.45% due 02/16/10*                                                                          170,000          161,943
UFJ Finance Aruba AEC 6.75% due 07/15/13                                                                 490,000          519,260

INSURANCE -- 0.3%
Axa SA 8.60% due 12/15/30                                                                                230,000          319,548
VTB Capital SA 6.25% due 07/02/35*                                                                       190,000          188,813
XL Capital Finance PLC 6.50% due 01/15/12                                                                130,000          133,834
                                                                                                                   --------------
                                                                                                                        2,851,267
                                                                                                                   --------------

FOREIGN GOVERNMENT OBLIGATIONS -- 0.3%

FOREIGN GOVERNMENT -- 0.3%
United Mexican States 7.50% due 01/14/12                                                                 145,000          156,600
United Mexican States 8.38% due 01/14/11                                                                 120,000          132,960
United Mexican States 5.63% due 01/15/17                                                                 150,000          145,275
United Mexican States 6.75% due 09/27/34                                                                 240,000          247,800
                                                                                                                   --------------
                                                                                                                          682,635
                                                                                                                   --------------

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 0.3%

BUSINESS SERVICES -- 0.1%
Conproca SA de CV 12.00% due 06/16/10                                                             $      140,000   $      163,800

MULTI-INDUSTRY -- 0.2%
Tyco International Group SA 6.38% due 10/15/11                                                           200,000          205,317
Tyco International Group SA 6.75% due 02/15/11                                                           150,000          156,011
                                                                                                                   --------------
                                                                                                                          525,128
                                                                                                                   --------------
INFORMATION TECHNOLOGY -- 0.8%

TELECOMMUNICATIONS -- 0.8%
British Telecommunications PLC 8.88% due 12/15/30                                                        120,000          153,514
France Telecom SA 7.75% due 03/01/11                                                                     180,000          196,580
France Telecom SA 8.50% due 09/01/06                                                                     310,000          387,225
Singapore Telecommunications, Ltd. 6.38% due 12/01/11*                                                   150,000          155,805
Telecom Italia Capital SA 5.25% due 10/01/15                                                             210,000          195,392
Telecom Italia Capital SA 6.00% due 09/30/34*                                                            210,000          188,920
Telecomunicaciones de Puerto Rico, Inc. 6.65% due 05/15/06                                               165,000          165,159
Telefonica Europe BV 7.75% due 09/15/10                                                                  180,000          193,672
                                                                                                                   --------------
                                                                                                                        1,636,267
                                                                                                                   --------------

MATERIALS -- 0.6%

CHEMICALS -- 0.2%
Methanex Corp. 6.00% due 08/15/15                                                                        220,000          206,748
Yara International ASA 5.25% due 12/15/14*                                                               155,000          146,978

FOREST PRODUCTS -- 0.1%
Celulosa Arauco Y Constitucion SA 5.13% due 07/09/13                                                     185,000          174,817
Celulosa Arauco Y Constitucion SA 5.63% due 04/20/15*                                                     80,000           76,893

METALS & MINERALS -- 0.3%
Codelco, Inc. 6.38% due 11/30/12*                                                                        200,000          207,795
Inco, Ltd. 7.20% due 09/15/32                                                                            220,000          227,961
Potash Corp. 7.13% due 06/15/07                                                                          125,000          127,325
                                                                                                                   --------------
                                                                                                                        1,168,517
                                                                                                                   --------------

UTILITIES -- 0.5%

ELECTRIC UTILITIES -- 0.1%
Pacificorp Australia LLC 6.15% due 01/15/08*                                                             170,000          172,252
United Energy Distribution Holdings Property, Ltd. 4.70% due 04/15/11*                                    85,000           82,097

TELEPHONE -- 0.4%
Deutsche Telekom International Finance BV 8.00% due 06/15/10                                             200,000          239,588
Deutsche Telekom International Finance BV 8.75% due 06/15/30                                             360,000          430,643
                                                                                                                   --------------
                                                                                                                          924,580
                                                                                                                   --------------
TOTAL FOREIGN BONDS & NOTES (cost $8,291,792)                                                                           8,136,178
                                                                                                                   --------------

                                                                                                     PRINCIPAL          VALUE
                                                                                                       AMOUNT          (NOTE 2)
---------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS -- 0.2%

FINANCE -- 0.2%

FINANCIAL SERVICES -- 0.2%
iShares Lehman 7-10 Year Treasury Bond Fund (cost $401,470)                                       $        4,900   $      399,742
                                                                                                                   --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $179,579,369)                                                             175,649,618
                                                                                                                   --------------

REPURCHASE AGREEMENTS -- 6.6%

Agreement with State Street Bank & Trust Co., bearing interest at 3.15%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $267,070 and collateralized by $290,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value of
  $274,413                                                                                               267,000          267,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account                                         710,000          710,000
UBS Warburg, LLC Joint Repurchase Agreement Account                                                      750,000          750,000
UBS Warburg, LLC Joint Repurchase Agreement Account                                                   11,000,000       11,000,000
                                                                                                  --------------   --------------
TOTAL REPURCHASE AGREEMENTS (cost $12,727,000)                                                                         12,727,000
                                                                                                                   --------------
TOTAL INVESTMENTS --
  (cost $192,306,369)@                                                       98.3%                                    188,376,618
Other assets less liabilities --                                              1.7                                       3,160,876
                                                                            -----                                  --------------
NET ASSETS --                                                               100.0%                                 $  191,537,494
                                                                            =====                                  ==============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $8,566,527 representing 4.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.
(2)  See Note 2 for details of Joint Repurchase Agreements.
(3)  Perpetual maturity date. The maturity date shown represents the call date.
(4)  Collateralized Mortgage Obligation
(5) The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

                                                                            VALUE AS OF     UNREALIZED
NUMBER OF                                     EXPIRATION     VALUE AT        MARCH 31,     APPRECIATION
CONTRACTS   DESCRIPTION                          DATE       TRADE DATE          2006      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
2 Short     US Treasury Long Bond             June 2006    $   221,245      $   218,313      $   2,932
30 Long     US Treasury 5 Year Note           June 2006      3,139,310        3,133,125         (6,185)
20 Short    US Treasury 10 Year Note          June 2006      2,135,534        2,127,812          7,722
                                                                                             ---------
                                                                                             $   4,469
                                                                                             =========

See Notes to Financial Statements

SEASONS SERIES TRUST
STRATEGIC FIXED
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Foreign Government Bonds                              29.8%
U.S. Government Agencies                              25.3
Time Deposits                                         14.0
Financial Services                                     8.7
Leisure & Tourism                                      3.9
Broadcasting & Media                                   2.9
Energy Services                                        2.7
Telecommunications                                     2.6
Electric Utilities                                     2.0
Business Services                                      1.3
Health Services                                        1.2
Energy Sources                                         1.2
Forest Products                                        1.2
Gas & Pipeline Utilities                               1.0
Metals & Minerals                                      0.8
Retail                                                 0.8
Chemicals                                              0.7
Drugs                                                  0.5
Food, Beverage & Tobacco                               0.4
Electronics                                            0.3
Insurance                                              0.3
Real Estate Investment Trusts                          0.3
Transportation                                         0.3
Automotive                                             0.2
Entertainment Products                                 0.2
Household & Personal Products                          0.2
Telephone                                              0.2
Apparel & Textiles                                     0.1
Computer Services                                      0.1
Computer Software                                      0.1
Machinery                                              0.1
Muti-Industry                                          0.1
Real Estate Companies                                  0.1
                                                     -----
                                                     103.6%
                                                     =====

*    Calculated as a percentage of net assets.

CREDIT QUALITY+#

Government - Agency                                   28.0%
AAA                                                    5.8
A                                                      0.5
BBB                                                   11.9
BB                                                    28.4
B                                                     13.6
CCC                                                    6.5
BELOW C                                                1.8
Not Rated@                                             3.5
                                                     -----
                                                     100.0%
                                                     =====

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, excluding short-term investment securities.

SEASONS SERIES TRUST
STRATEGIC FIXED
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                      PRINCIPAL         VALUE
                                                                                      AMOUNT(5)        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 5.2%

FINANCE -- 5.2%

FINANCIAL SERVICES -- 5.2%
Citifinancial Mtg. Securities, Inc., Series 2003-4 AF6 4.49% due 10/25/33          $      250,000   $      238,181
Citigroup/Deutsche Bank Commercial Mtg.Trust, Series 2005-CD1 A4 5.23%
  due 07/15/44(7)                                                                         200,000          196,049
Countrywide Asset-Backed Certificates, Series 2004-13 AF6 4.58% due 12/25/34(2)           250,000          233,729
Countrywide Asset-Backed Certificates, Series 2005-10 AF6 4.92% due 02/25/36(2)           250,000          238,796
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A7 5.32%
  due 06/10/36(7)                                                                         300,000          294,765
Greenwich Capital Commercial Mtg. Corp., Series 2003-C1 A4 4.82% due 01/10/38(7)          126,268          121,700
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CB9 A4 5.38%
  due 06/12/41(2)(7)                                                                      377,963          376,111
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2004-LN2 A2 5.12%
  due 07/15/41(7)                                                                          55,768           53,942
Morgan Stanley Capital I, Series 2004-IQ7 A4 5.43% due 06/15/38(2)                        150,000          148,820
Residential Asset Mtg. Products, Inc., Series 2003-RS11 AI4 4.26% due 07/25/29            149,652          149,041
Residential Asset Mtg. Products, Inc., Series 2004-RS11 A1 4.96% due 02/25/26             274,615          274,670
Residential Asset Mtg. Products, Inc., Series 2004-RS9 AI2 3.68% due 08/25/26              14,174           14,103
Residential Asset Securities Corp., Series 2004-KS6 AI3 4.16% due 07/25/30(2)             150,000          147,770
                                                                                                    --------------
TOTAL ASSET-BACKED SECURITIES (cost $2,576,457)                                                          2,487,677
                                                                                                    --------------

BONDS & NOTES -- 51.1%

CONSUMER DISCRETIONARY -- 1.0%

APPAREL & TEXTILES -- 0.1%
Collins & Aikman Floor Cover 9.75% due 02/15/10                                            46,000           43,470

AUTOMOTIVE -- 0.3%
Cooper-Standard Automotive, Inc. 8.38% due 12/15/14                                        20,000           15,600
Dura Operating Corp., 8.63% due 04/15/12                                                   69,000           56,752
Ford Motor Co. 6.63% due 10/01/28                                                          75,000           50,250

RETAIL -- 0.6%
Ferrellgas LLC 6.75% due 05/01/14                                                          75,000           72,187
Jostens Holding Corp. 10.25% due 12/01/13(3)                                               19,000           14,535
Neiman-Marcus Group, Inc. 10.38% due 10/15/15*                                             25,000           26,563
Prestige Brands, Inc. 9.25% due 04/15/12                                                   25,000           25,250
Rite Aid Corp. 8.13% due 05/01/10                                                          25,000           25,531
Saks, Inc. 9.88% due 10/01/11                                                              75,000           82,875
Visant Holding Corp. 8.75% due 12/01/13                                                    50,000           48,003
                                                                                                    --------------
                                                                                                           461,016
                                                                                                    --------------

CONSUMER STAPLES -- 0.5%

FOOD, BEVERAGE & TOBACCO -- 0.4%
Le-Natures, Inc. 9.00% due 06/15/13*                                                       50,000           52,500
Smithfield Foods, Inc. 7.75% due 05/15/13                                                  75,000           77,250
Wornick Co. 10.88% due 07/15/11                                                            75,000           77,250

                                                                                      PRINCIPAL         VALUE
                                                                                      AMOUNT(5)        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

CONSUMER STAPLES (CONTINUED)

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
ACCO Brands Corp. 7.63% due 08/15/15*                                              $       25,000   $       23,750
                                                                                                    --------------
                                                                                                           230,750
                                                                                                    --------------

ENERGY -- 3.4%

ENERGY SERVICES -- 2.2%
Allis-Chalmers Energy, Inc. 9.00% due 01/15/14                                             25,000           24,625
Atlas Pipeline Partners LP 8.13% due 12/15/15*                                             25,000           26,063
Belden & Blake Corp. 8.75% due 07/15/12                                                    25,000           25,750
Chaparral Energy, Inc. 8.50% due 12/01/15                                                 100,000          104,000
Chesapeake Energy Corp. 6.25% due 01/15/18                                                 75,000           73,312
Chesapeake Energy Corp. 6.63% due 01/15/16                                                125,000          124,687
Chesapeake Energy Corp. 6.88% due 11/15/20                                                 25,000           25,188
Compton Petroleum Finance Corp. 7.63% due 12/01/13(3)                                      50,000           50,000
Copano Energy LLC 8.13% due 03/01/16                                                       25,000           25,875
Dresser-Rand Group, Inc. 7.38% due 11/01/14*                                               50,000           51,000
Dynegy-Roseton Danskammer 7.67% due 11/08/16                                               50,000           51,082
Exco Resources, Inc. 7.25% due 01/15/11                                                    15,000           14,925
Grant Prideco, Inc. 6.13% due 08/15/15*                                                    25,000           24,375
Hanover Compressor Co. 8.63% due 12/15/10                                                 125,000          131,094
Hilcorp Energy I LP 7.75% due 11/01/15*                                                    50,000           49,875
Hilcorp Energy I LP 10.50% due 09/01/10*                                                   27,000           29,734
Markwest Energy Partners LP 6.88% due 11/01/14                                             25,000           23,625
Pacific Energy Partners LP 6.25% due 09/15/15*                                             49,000           47,775
Pacific Energy Partners LP 7.13% due 06/15/14                                              26,000           26,455
Seitel, Inc. 11.75% due 07/15/11                                                          100,000          113,750
Southern Energy, Inc. 7.90% due 07/15/09+(8)(10)                                          175,000                0
Tennessee Gas Pipeline Co. 7.00% due 10/15/28                                              50,000           49,429

ENERGY SOURCES -- 1.2%
Alpha Natural Resources LLC 10.00% due 06/01/12                                            11,000           12,100
El Paso Production Holding Co. 7.75% due 06/01/13                                         250,000          259,062
Encore Acquisition Co. 6.00% due 07/15/15                                                  50,000           46,625
Newfield Exploration Co. 6.63% due 09/01/14                                                25,000           25,063
NRG Energy, Inc. 7.25% due 02/01/14                                                        25,000           25,406
NRG Energy, Inc. 7.38% due 02/01/16                                                       125,000          127,657
Quicksilver Resources, Inc. 7.13% due 04/01/16                                             25,000           24,688
Tiverton/Rumford Power Assoc., Ltd. 9.00% due 07/15/18*(4)(6)                              49,669           42,963
                                                                                                    --------------
                                                                                                         1,656,183
                                                                                                    --------------

FINANCE -- 3.3%

FINANCIAL SERVICES -- 3.3%
Bluewater Finance, Ltd. 10.25% due 02/15/12                                                50,000           52,500
Chukchansi Economic Development Authority 8.06% due 05/15/06*                              25,000           25,563
Consolidated Communications Illinois/Texas Holdings, Inc. 9.75% due 04/01/12               96,000          101,760
CSN Islands IX Corp. 10.00% due 01/15/15*                                                  75,000           87,187
Drummond Co., Inc. 7.38% due 02/15/16                                                      25,000           24,938
Eircom Funding 8.25% due 08/15/13                                                          25,000           26,906
Ford Motor Credit Co. 5.80% due 01/12/09                                                  175,000          159,820

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

FINANCE (CONTINUED)

FINANCIAL SERVICES (CONTINUED)
Ford Motor Credit Co. 7.00% due 10/01/13                                           $      150,000   $      134,161
FTI Consulting, Inc. 7.63% due 06/15/13*                                                   25,000           26,312
General Motors Acceptance Corp. 6.88% due 09/15/11                                        355,000          330,888
General Motors Acceptance Corp. 6.88% due 08/28/12                                         10,000            9,225
General Motors Acceptance Corp. 7.02% due 12/01/14(1)                                      75,000           68,296
General Motors Acceptance Corp. 7.25% due 03/02/11                                         70,000           66,335
General Motors Acceptance Corp. 7.75% due 01/19/10                                        145,000          141,377
General Motors Acceptance Corp. 8.00% due 11/01/31                                        138,000          130,424
H&E Equipment Services LLC 11.13% due 06/15/12                                             25,000           27,687
Hexion U.S. Finance Corp. 9.00% due 07/15/14                                               50,000           51,500
MedCath Holdings Corp. 9.88% due 07/15/12                                                 125,000          130,000
                                                                                                    --------------
                                                                                                         1,594,879
                                                                                                    --------------

HEALTHCARE -- 1.5%

DRUGS -- 0.2%
AmerisourceBergen Corp. 5.88% due 09/15/15*                                                50,000           49,178
Mylan Laboratories, Inc. 5.75% due 08/15/10*                                               25,000           24,687

HEALTH SERVICES -- 1.3%
HCA, Inc. 6.38% due 01/15/15                                                              458,000          445,760
Psychiatric Solutions, Inc. 7.75% due 07/15/15                                             50,000           50,875
Tenet Healthcare Corp. 9.25% due 02/01/15*                                                 50,000           50,125
Triad Hospitals, Inc. 7.00% due 11/15/13                                                   25,000           24,625
Universal Hospital Services, Inc. 10.13% due 11/01/11                                      50,000           51,875

MEDICAL PRODUCTS -- 0.0%
CDRV Investors, Inc. 9.63% due 01/01/15(3)                                                 25,000           17,000
                                                                                                    --------------
                                                                                                           714,125
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 1.6%

BUSINESS SERVICES -- 1.3%
Affinity Group, Inc. 9.00% due 02/15/12                                                    50,000           50,250
Allied Waste North America, Inc., 8.50% due 12/01/08                                       75,000           78,844
Corrections Corp. of America 6.25% due 03/15/13                                            25,000           24,594
Di Finance/DynCorp. International 9.50% due 02/15/13*                                      50,000           52,000
Doane Pet Care Co. 10.63% due 11/15/15*                                                    25,000           26,500
Dole Food, Inc. 8.88% due 03/15/11                                                         25,000           24,750
Mobile Mini, Inc. 9.50% due 07/01/13                                                       50,000           54,750
Monitronics International, Inc. 11.75% due 09/01/10                                        75,000           75,187
Service Corp International 6.50% due 03/15/08                                              50,000           50,250
Service Corp. International 6.75% due 04/01/16                                             50,000           49,500
Service Corp. International 7.00% due 06/15/17*                                            25,000           25,437
Stewart Enterprises, Inc. 6.25% due 02/15/13*                                              50,000           48,000
Xerox Corp. 7.63% due 06/15/13                                                             50,000           52,625

MACHINERY -- 0.1%
Case New Holland, Inc. 6.00% due 06/01/09*                                                 50,000           48,750

MULTI-INDUSTRY -- 0.1%
Covalence Specialty Materials Corp. 10.25% due 03/01/16                                    20,000           21,000
Indalex Holding Corp. 11.50% due 02/01/14                                                  25,000           24,438

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION -- 0.1%
NationsRent Cos, Inc. 9.50% due 05/01/15                                           $       50,000   $       54,000
                                                                                                    --------------
                                                                                                           760,875
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 6.3%

BROADCASTING & MEDIA -- 2.3%
Adelphia Communications Corp. 10.25% due 06/15/11+(4)(6)                                   75,000           47,250
Charter Communications Holdings LLC 10.25% due 09/15/10*                                   50,000           49,000
Charter Communications Holdings LLC 11.13% due 01/15/11                                   525,000          278,250
CSC Holdings, Inc. 8.13% due 08/15/09                                                      50,000           51,625
Fisher Communications, Inc. 8.63% due 09/15/14                                             75,000           79,219
Insight Communications Cos., Inc. 12.25% due 02/15/11(3)                                   65,000           69,062
Network Communications, Inc. 10.75% due 12/01/13                                           25,000           25,437
Nexstar Finance Holdings LLC 11.38% due 04/01/13(3)                                       100,000           82,000
Nexstar Finance, Inc. 7.00% due 01/15/14                                                   75,000           70,875
Paxson Communications Corp. 11.32% due 01/15/13(1)                                        200,000          198,000
Vertis, Inc. 10.88% due 06/15/09                                                           25,000           24,563
Young Broadcasting, Inc. 8.75% due 01/15/14                                               125,000          106,875
Young Broadcasting, Inc. 10.00% due 03/01/11                                               50,000           46,125

ENTERTAINMENT PRODUCTS -- 0.2%
Cablevision Systems Corp. 8.72% due 04/01/09(1)                                            50,000           52,438
Cinemark, Inc. 9.75% due 03/15/14(3)                                                       25,000           19,125

LEISURE & TOURISM -- 3.8%
AMC Entertainment, Inc. 9.88% due 02/01/12                                                 25,000           24,625
American Airlines, Inc., Series 01-1 Pass Through 6.82% due 05/23/11                      200,000          196,500
Atlas Air, Inc., Series 00-1 Pass Through 9.06% due 07/02/17                               78,870           75,715
Atlas Air, Inc., Series 991-A Pass Through 7.20% due 01/02/19                             371,279          374,992
Circus & Eldorado Joint Venture 10.13% due 03/01/12                                       150,000          161,250
Continental Airlines, Inc. Series 991A Pass Through 6.55% due 02/02/19                    120,433          122,024
Continental Airlines, Inc., Series 99-2 Pass Through 7.73% due 03/15/11                    15,362           13,273
Dave & Busters, Inc. 11.25% due 03/15/14                                                   50,000           50,625
Delta Air Lines, Inc. 8.30% due 12/15/29(4)(6)                                             50,000           13,375
Delta Air Lines, Inc. 10.00% due 08/15/08(4)(6)                                           125,000           31,875
Delta Air Lines, Inc., Series 00-1 Pass Through 7.57% due 05/18/12(6)                      50,000           50,000
Delta Air Lines, Inc., 9.50% due 11/18/49*(4)(6)                                           25,000           24,313
Eldorado Casino, Corp., (Shreveport) 10.00% due 08/01/12(9)(10)                            50,000           39,875
Gaylord Entertainment Co. 6.75% due 11/15/14                                               50,000           48,750
K2, Inc. 7.38% due 07/01/14                                                                25,000           24,938
MGM Mirage, Inc. 5.88% due 02/27/14                                                       325,000          306,312
Northwest Airlines, Inc. Pass Through 7.04% due 04/01/22(4)(6)                             41,798           41,798
Restaurant Co. 10.00% due 10/01/13*                                                        25,000           23,875
Sbarro, Inc. 11.00% due 09/15/09                                                           25,000           25,438
Starwood Hotels & Resorts Worldwide, Inc. 7.88% due 05/01/12                               50,000           54,375
Station Casinos, Inc. 6.63% due 03/15/18                                                   25,000           24,438
True Temper Sports, Inc. 8.38% due 09/15/11                                                50,000           45,750
United Airlines, Inc. Pass Through 6.20% due 03/01/10                                      19,644           19,448
Worldspan LP/WS Financing Corp. 11.00% due 02/15/11*(1)                                    50,000           43,250
                                                                                                    --------------
                                                                                                         3,036,658
                                                                                                    --------------

                                                                                      PRINCIPAL         VALUE
                                                                                      AMOUNT(5)        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

INFORMATION TECHNOLOGY -- 3.1%

COMPUTER SERVICES -- 0.1%
Activant Solutions, Inc. 10.53% due 04/01/10*(1)                                   $       25,000   $       25,500

COMPUTER SOFTWARE -- 0.1%
SS&C Technologies, Inc. 11.75% due 12/01/13                                                25,000           26,750

ELECTRONICS -- 0.3%
Advanced Micro Devices, Inc. 7.75% due 11/01/12                                            81,000           84,746
Avago Technologies Finance, Ltd. 10.13% due 12/01/13                                       25,000           26,844
L-3 Communications Corp. 6.38% due 10/15/15*                                               25,000           24,625
Solectron Global Finance, Ltd. 8.00% due 03/15/16                                          25,000           25,063

TELECOMMUNICATIONS -- 2.6%
American Cellular Corp., 10.00% due 08/01/11                                              175,000          189,875
Centennial Communications Corp. 10.00% due 01/01/13                                         8,000            8,310
Centennial Communications Corp. 10.13% due 06/15/13                                        25,000           27,312
Centennial Communications Corp. 10.25% due 04/03/06                                        25,000           25,875
Cincinnati Bell, Inc. 7.00% due 02/15/15                                                   75,000           74,250
ICO North America, Inc. 7.50% due 08/15/09 (Convertible)(8)(10)(13)                        25,000           31,750
Insight Midwest LP 9.75% due 10/01/09                                                      25,000           25,750
LCI International, Inc. 7.25% due 06/15/07                                                375,000          378,750
Rogers Wireless, Inc. 7.25% due 12/15/12(1)                                                25,000           26,344
Rural Cellular Corp. 9.75% due 01/15/10                                                   100,000          101,500
Rural Cellular Corp. 10.43% due 11/01/12*                                                  25,000           25,937
Triton PCS, Inc. 8.50% due 06/01/13                                                       225,000          213,750
Triton PCS, Inc. 8.75% due 11/15/11                                                        50,000           33,938
Valor Telecommunications Enterprises LLC 7.75% due 02/15/15                               100,000          104,750
                                                                                                    --------------
                                                                                                         1,481,619
                                                                                                    --------------

MATERIALS -- 2.0%

CHEMICALS -- 0.5%
BCI US Finance Corp. 10.10% due 07/15/10*(1)                                               25,000           25,500
Equistar Chemicals LP/Equistar Funding Corp. 10.63% due 05/01/11                          100,000          108,250
Rockwood Specialties Group, Inc. 7.50% due 11/15/14*                                       50,000           50,250
Westlake Chemicals Corp. 6.63% due 01/15/16                                                50,000           49,438

FOREST PRODUCTS -- 0.9%
AEP Industries, Inc. 7.88% due 03/15/13                                                    15,000           15,075
Associated Materials, Inc. 11.25% due 03/01/14(3)                                          25,000           14,375
Associated Materials, Inc. 9.75% due 04/15/12                                              75,000           77,812
Boise Cascade LLC 7.48% due 10/15/12(1)                                                    50,000           50,625
Caraustar Indudtries, Inc. 7.38% due 06/01/09                                              50,000           47,750
Caraustar Industries, Inc. 9.88% due 04/01/11                                              25,000           26,281
Dayton Superior Corp. 10.75% due 09/15/08                                                 100,000          101,875
Pliant Corp. 11.13% due 09/01/09(4)(6)                                                     86,000           90,515
Tembec Industries, Inc. 8.63% due 06/30/09                                                 25,000           15,063

METALS & MINERALS -- 0.6%
Chaparral Steel Co. 10.00% due 07/15/13*                                                   50,000           55,750
Crown Cork & Seal Co., Inc. 7.38% due 12/15/26                                             50,000           46,500
Crown Cork & Seal Co., Inc. 8.00% due 04/15/23                                             50,000           48,125
CSN Island VIII Corp. 9.75% due 12/16/13*                                                  50,000           56,375
Metals USA, Inc. 11.13% due 12/01/15                                                       25,000           27,500
Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13                                    25,000           26,125
Owens-Brockway Glass Container, Inc. 8.88% due 02/15/09                                    50,000           52,062
                                                                                                    --------------
                                                                                                           985,246
                                                                                                    --------------

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

REAL ESTATE -- 0.4%

REAL ESTATE COMPANIES -- 0.1%
Trustreet Properties, Inc. 7.50% due 04/01/15                                      $       50,000   $       50,125

REAL ESTATE INVESTMENT TRUSTS -- 0.3%
Omega Healthcare Investors, Inc. 7.00% due 04/01/14                                        25,000           25,250
Senior Housing Properties Trust 8.63% due 01/15/12                                        100,000          110,000
                                                                                                    --------------
                                                                                                           185,375
                                                                                                    --------------

U.S. GOVERNMENT AGENCIES -- 25.3%

U.S. GOVERNMENT AGENCIES -- 25.3%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19                                           434,990          415,516
Federal Home Loan Mtg. Corp. 5.00% due 06/01/19                                            86,521           84,402
Federal Home Loan Mtg. Corp. 5.00% due 09/01/19                                           213,886          208,649
Federal Home Loan Mtg. Corp. 5.00% due 07/01/35                                           335,517          319,313
Federal Home Loan Mtg. Corp. 6.00% due 01/01/34                                           328,283          328,684
Federal National Mtg. Assoc. 4.35% due 01/01/35(1)                                         45,749           44,996
Federal National Mtg. Assoc. 4.36% due 02/01/34(1)                                         73,889           72,582
Federal National Mtg. Assoc. 4.50% due 06/01/19                                           913,061          873,836
Federal National Mtg. Assoc. 4.63% due 04/01/06(1)                                        158,992          156,436
Federal National Mtg. Assoc. 4.74% due 04/01/06(1)                                        169,060          169,191
Federal National Mtg. Assoc. 4.77% due 11/01/34(1)                                        122,271          122,485
Federal National Mtg. Assoc. 5.00% due 01/01/20                                            89,174           87,016
Federal National Mtg. Assoc. 5.00% due 04/01/20                                            45,085           43,973
Federal National Mtg. Assoc. 5.00% due 06/01/34                                           849,047          809,743
Federal National Mtg. Assoc. 5.00% due 09/01/35                                           688,394          655,522
Federal National Mtg. Assoc. 5.50% due 09/01/19                                            79,895           79,469
Federal National Mtg. Assoc. 5.50% due 02/01/35                                           826,035          806,542
Federal National Mtg. Assoc. 5.50% due 03/01/35                                           493,005          481,371
Federal National Mtg. Assoc. 5.50% due 06/01/35                                           167,474          163,523
Federal National Mtg. Assoc. 5.50% due 07/01/35                                           338,668          330,676
Federal National Mtg. Assoc. 5.50% due 08/01/35                                           494,407          483,311
Federal National Mtg. Assoc. 5.50% due 09/01/35                                           285,137          278,408
Federal National Mtg. Assoc. 5.50% due 11/01/35                                           493,605          481,957
Federal National Mtg. Assoc. 6.00% due 09/01/32                                           488,185          489,384
Federal National Mtg. Assoc. 6.00% due 11/01/35                                           458,396          458,589
Federal National Mtg. Assoc. 6.00% due 05/01/35                                           175,439          175,501
Federal National Mtg. Assoc. 6.00% due 01/01/36                                           499,189          499,366
Federal National Mtg. Assoc. 6.00% due 03/01/36                                           500,000          500,000
Federal National Mtg. Assoc. 7.50% due 02/01/30                                           215,578          224,809
Federal National Mtg. Assoc. 5.00% due April TBA                                          900,000          856,687
Federal National Mtg. Assoc. 5.50% due April TBA                                          700,000          683,157
Federal National Mtg. Assoc. 5.00% due May TBA                                            500,000          475,625
Government National Mtg. Assoc. 6.00% due 02/20/35                                        158,982          160,363
Government National Mtg. Assoc. 6.50% due 10/20/34                                        139,936          143,574
                                                                                                    --------------
                                                                                                        12,164,656
                                                                                                    --------------

UTILITIES -- 2.7%

ELECTRIC UTILITIES -- 1.7%
AES Corp. 8.75% due 05/15/13*                                                             100,000          108,000
Calpine Corp. 8.75% due 07/15/13(4)(6)                                                    329,000          301,857
Mission Energy Holding Co. 13.50% due 07/15/08                                            150,000          172,125
Reliant Energy, Inc. 6.75% due 12/15/14                                                   200,000          176,500
VeraSun Energy Corp. 9.88% due 12/15/12                                                    50,000           53,000

                                                                                      PRINCIPAL         VALUE
                                                                                      AMOUNT(5)        (NOTE 2)
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES (CONTINUED)

UTILITIES (CONTINUED)

GAS & PIPELINE UTILITIES -- 1.0%
El Paso Natural Gas Co. 8.63% due 01/15/22                                         $      100,000   $      113,781
NGC Corp. Capital Trust 8.32% due 06/01/27                                                325,000          286,000
Williams Cos., Inc. 7.88% due 09/01/21                                                    100,000          107,500
                                                                                                    --------------
                                                                                                         1,318,763
                                                                                                    --------------
TOTAL BONDS & NOTES (cost $25,032,947)                                                                  24,590,145
                                                                                                    --------------

FOREIGN BONDS & NOTES -- 32.1%

CONSUMER DISCRETIONARY -- 0.2%

RETAIL -- 0.2%
Jean Coutu Group, Inc. 8.50% due 08/01/14                                                 100,000           91,750
                                                                                                    --------------
CONSUMER STAPLES -- 0.1%

HOUSEHOLD & PERSONAL PRODUCTS -- 0.1%
Vitro Envases Norteamerica SA 10.75% due 07/23/11*                                         50,000           52,500
                                                                                                    --------------
ENERGY -- 0.0%

ENERGY SOURCES -- 0.0%
Adaro Finance BV 8.50% due 12/08/10+                                                       25,000           25,688
                                                                                                    --------------
FINANCE -- 0.5%

FINANCIAL SERVICES -- 0.2%
Nell AF SARL 8.38% due 08/15/15*                                                          100,000           99,250

INSURANCE -- 0.3%
Fairfax Financial Holdings, Ltd. 8.25% due 10/01/15                                       150,000          132,000
                                                                                                    --------------
                                                                                                           231,250
                                                                                                    --------------

HEALTHCARE -- 0.3%

DRUGS -- 0.3%
Elan Finance PLC 7.75% due 11/15/11*                                                      150,000          142,125
                                                                                                    --------------
FOREIGN GOVERNMENT BONDS -- 29.6%

Federal Republic of Brazil 5.25% due 04/18/06(1)                                          573,540          573,253
Federal Republic of Brazil 7.88% due 03/07/15                                             460,000          496,570
Federal Republic of Brazil 8.25% due 01/20/34                                             275,000          303,050
Federal Republic of Brazil 8.75% due 02/04/25                                              70,000           80,150
Federal Republic of Brazil 8.00% due 01/15/18                                           1,706,000        1,848,451
Federal Republic of Brazil 10.50% due 07/14/14                                             75,000           93,375
Government of Ukraine 7.65% due 06/11/13                                                  175,000          183,645
Republic of Argentina 4.89% due 08/03/12(1)                                               275,000          224,813
Republic of Argentina 5.25% due 12/31/38(3)                                                40,000           15,140
Republic of Argentina 5.83% due 12/31/33(2)                                        ARS    404,337          167,351
Republic of Argentina 7.00% due 03/18/04+(11)                                      EUR    100,000           36,065
Republic of Argentina 8.00% due 10/30/09+(4)                                       EUR    375,000           65,059
Republic of Argentina 8.13% due 04/21/08+(4)                                       EUR    425,000          149,360
Republic of Argentina 8.50% due 02/23/05+(11)                                      EUR    125,000           23,816
Republic of Argentina 9.25% due 07/20/04+(11)                                      EUR    125,000           44,536
Republic of Argentina 11.25% due 04/10/06+(4)                                      EUR    275,000           49,669
Republic of Bulgaria 8.25% due 01/15/15                                                   175,000          204,838
Republic of Colombia 10.38% due 01/28/33                                                  175,000          243,688

                                                                                     PRINCIPAL          VALUE
                                                                                     AMOUNT(5)         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

FOREIGN GOVERNMENT BONDS (CONTINUED)
Republic of Colombia 10.75% due 01/15/13                                           $      240,000   $      298,200
Republic of Colombia 11.75% due 02/25/20                                                   75,000          106,875
Republic of Ecuador 8.00% due 08/15/30(3)                                                 170,000          170,000
Republic of Ecuador 12.00% due 11/15/12                                                    40,000           40,600
Republic of El Salvador 7.75% due 01/24/23                                                115,000          127,650
Republic of El Salvador 8.25% due 04/10/32                                                 30,000           33,975
Republic of Panama 5.56% due 07/17/16(1)                                                   57,272           56,412
Republic of Panama 6.70% due 01/26/36                                                     196,000          195,608
Republic of Panama 9.38% due 04/01/29                                                      65,000           82,388
Republic of Peru 5.00% due 03/07/17(2)                                                    223,100          210,272
Republic of Peru 7.35% due 07/21/25                                                       225,000          221,063
Republic of Peru 8.38% due 05/03/16                                                        25,000           27,125
Republic of Peru 8.75% due 11/21/33                                                       175,000          195,125
Republic of Peru 9.88% due 02/06/15                                                       105,000          123,900
Republic of Poland 5.25% due 01/15/14                                                     175,000          172,375
Republic of Philippines 8.00% due 01/15/16                                                100,000          107,500
Republic of Phillppines 8.25% due 01/15/14                                                 25,000           27,094
Republic of Philippines 8.88% due 03/17/15                                                 75,000           84,656
Republic of Philippines 9.38% due 01/18/17                                                 75,000           87,188
Republic of Philippines 9.50% due 02/02/30                                                125,000          148,437
Republic of Philippines 10.63% due 03/16/25                                               300,000          388,875
Republic of South Africa 6.50% due 06/02/14                                                75,000           78,844
Republic of South Africa 7.38% due 04/25/12                                                50,000           54,250
Republic of South Africa 9.13% due 05/19/09                                                65,000           71,337
Republic of Turkey 7.00% due 06/05/20                                                     250,000          252,500
Republic of Turkey 7.25% due 03/15/15                                                     125,000          130,156
Republic of Turkey 7.38% due 02/05/25                                                     320,000          331,600
Republic of Turkey 9.50% due 01/15/14                                                     100,000          118,000
Republic of Turkey 11.00% due 01/14/13                                                     25,000           31,375
Republic of Turkey 11.50% due 01/23/12                                                    160,000          200,000
Republic of Turkey 11.88% due 01/15/30                                                    135,000          208,406
Republic of Venezuela 5.38% due 08/07/10                                                  150,000          145,275
Republic of Venezuela 7.65% due 04/21/25                                                  100,000          107,950
Republic of Venezuela 8.50% due 10/08/14                                                   75,000           84,000
Republic of Venezuela 9.38% due 01/13/34                                                   50,000           63,875
Republic of Venezuela 10.75% due 09/19/13                                                 225,000          280,575
Russian Federation 5.00% due 03/31/07(3)                                                  965,000        1,058,798
Russian Federation 8.25% due 03/31/10                                                     125,000          132,212
Russian Federation 11.00% due 07/24/18                                                    230,000          329,613
Russian Federation 12.75% due 06/24/28                                                    185,000          330,003
United Mexican States 6.38% due 01/16/13                                                  690,000          707,250
United Mexican States 8.30% due 08/15/31                                                  260,000          314,210
United Mexican States 10.38% due 02/17/09                                                  93,000          104,439
United Mexican States 11.38% due 09/15/16                                                 325,000          458,087
United Mexican States 6.63% due 03/03/15                                                  175,000          182,613
United Mexican States 5.88% due 01/15/14                                                  725,000          719,925
United Mexican States 8.00% due 09/24/22                                                   50,000           58,450
                                                                                                    --------------
                                                                                                        14,261,890
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 0.2%

BUSINESS SERVICES -- 0.0%
North American Energy Partners, Inc. 8.75% due 12/01/11                                     5,000            4,875
North American Energy Partners, Inc. 9.00% due 06/01/10                                    25,000           26,188

TRANSPORTATION -- 0.2%
TFM SA de CV 9.38% due 05/01/12*                                                           25,000           27,500
Ultrapetrol Bahamas, Ltd. 9.00% due 11/24/14                                               50,000           47,000
                                                                                                    --------------
                                                                                                           105,563
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                     AMOUNT(5)         (NOTE 2)
------------------------------------------------------------------------------------------------------------------
FOREIGN BONDS & NOTES (CONTINUED)

INFORMATION & ENTERTAINMENT -- 0.3%

BROADCASTING & MEDIA -- 0.2%
Telenet Group Holding NV 11.50% due 06/15/14*(3)                                   $      132,000   $      110,385

LEISURE & TOURISM -- 0.1%
Corporacion Interamericana de Entetenimiento SA 8.88% due 06/14/15*                        40,000           39,600
                                                                                                    --------------
                                                                                                           149,985
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 0.0%

ELECTRONICS -- 0.0%
Celestica, Inc. 7.63% due 07/01/13                                                         25,000           25,063
                                                                                                    --------------

MATERIALS -- 0.5%

CHEMICALS -- 0.2%
Rhodia SA 8.88% due 06/01/11                                                               98,000          100,940

FOREST PRODUCTS -- 0.3%
Abitibi-Consolidated, Inc. 8.55% due 08/01/10                                             125,000          125,625
Abitibi-Consolidated, Inc. 8.85% due 08/01/30                                              25,000           22,437

METALS & MINERALS -- 0.2%
Corporacion Nacional del Colbr 5.50% due 10/15/13                                          75,000           74,152
                                                                                                    --------------
                                                                                                           323,154
                                                                                                    --------------

UTILITIES -- 0.2%
TELEPHONE -- 0.2%
Telefonos de Mexico SA de CV 8.75% due 01/31/16(8)                                 MXN  1,000,000           88,902
                                                                                                    --------------
TOTAL FOREIGN BONDS & NOTES (cost $15,227,536)                                                          15,497,870
                                                                                                    --------------

                                                                                       SHARES
------------------------------------------------------------------------------------------------------------------
RIGHTS -- 0.1%+

Republic of Argentina, Series GDP Expires 12/15/35(12)                                     40,000            3,700
Republic of Argentina, Series GDP Expires 12/15/35(12)                                  1,199,813           35,434
Republic of Argentina, Series GDP Expires 12/15/35(12)                                    100,000           10,907
                                                                                                    --------------
TOTAL RIGHTS (cost $24,206)                                                                                 50,041
                                                                                                    --------------

WARRANTS 0.1%+

United Mexican States, Series XW20 Expires 09/01/06                                           300           23,400
United Mexican States, Series XW10 Expires 10/10/06(8)                                        200            9,600
United Mexican States, Series XW5 Expires 11/09/06(8)                                         300            9,000
                                                                                                    --------------
TOTAL WARRANTS (cost $26,750)                                                                               42,000
                                                                                                    --------------

COMMON STOCK -- 0.8%

ENERGY -- 0.5%

ENERGY SERVICES -- 0.5%
Trico Marine Services, Inc.+                                                                7,184          232,043

INFORMATION & ENTERTAINMENT -- 0.0%

BROADCASTING & MEDIA -- 0.0%
Charter Communications, Inc., Class A+                                                      5,357            5,839

                                                                                                         VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

UTILITIES -- 0.3%

ELECTRIC UTILITIES -- 0.3%
Mirant Corp.                                                                                5,945   $      148,625
                                                                                                    --------------
TOTAL COMMON STOCK (cost $296,238)                                                                         386,507
                                                                                                    --------------

PREFERRED STOCK -- 0.2%

INFORMATION & ENTERTAINMENT -- 0.2%

BROADCASTING & MEDIA -- 0.2%
Paxson Communications Corp. Junior Exchangeable 11.32%* (1)
  (cost $84,701)                                                                               10   $       87,250
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $43,268,835)                                                43,141,490
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 14.0%

TIME DEPOSIT -- 14.0%
Euro Time Deposit with State Street Bank & Trust Co. 2.50% due 04/03/06
  (cost $6,726,000)                                                                $    6,726,000        6,726,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $49,994,835)@                                                      103.6%                       49,867,490
Liabilities in excess of other assets --                                    (3.6)                       (1,751,374)
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $   48,116,116
                                                                           =====                    ==============

----------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.The Portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $2,123,930 representing 4.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Floating security where the coupon rate fluctuates.The rate steps up or down for each rate downgrade or upgrade.The rate reflected is as of March 31, 2006.
(2) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects stated maturity date.
(3) "Step-up" security where the rate increases ("steps up") at a predetermined rate. Rate shown reflects the increased rate.
(4)  Bond in default
(5)  In United States dollars unless otherwise indicated.
(6)  Company has filed for Chapter 11 bankruptcy protection.
(7)  Commercial Mortgage-Backed Security
(8)  Fair valued security; see Note 2
(9) PIK ("Payment-in-Kind") security. Payments made with additional securities in lieu of cash.
(10) Illiquid security
(11) Bond is in default and did not pay principal at maturity.
(12) Gross Domestic Product ("GDP") linked security. Income is linked to the growth of Argentina's GDP.
(13) Bond is in default and did not pay principal at maturity.
(14) To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. These restricted securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2006, the Strategic Fixed Income Portfolio held the following restricted security:

                                    ACQUISITION   PRINCIPAL   ACQUISITION     MARKET    MARKET    % OF NET
NAME                                    DATE       AMOUNT         COST        PRICE     VALUE      ASSETS
----------------------------------------------------------------------------------------------------------
ICO North America, Inc.
  7.50% due 08/15/09 (Convertible)   08/11/2005   $  25,000   $    25,000   $ 127.00   $ 31,750        0.1%
                                                                                       ========   ========

TBA -- Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date. The actual principal and maturity date will be determined upon settlement date.
ARS -- Argentine Peso
EUR -- Euro

See Notes to Financial Statements

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                    PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Financial Services                                    23.9%
Banks                                                 23.3%
Securities Holdings Companies                         21.1%
Business Services                                     20.7%
Multi Industry                                         7.7%
Real Estate Companies                                  4.6%
Municipalities                                         3.1%
                                                     -----
                                                     104.4%
                                                     =====

*    Calculated as a percentage of net assets.

Weighted average days to maturity                39.7 days

CREDIT QUALITY#+

A-1+                                                  18.3%
AAA                                                   16.2%
A-1                                                   29.3%
AA                                                     3.1%
A                                                      3.9%
Not rated@                                            33.6%

@ Represents debt issues that either have no rating, or the rating is unavailable from the data source.
+    Source: Standard and Poors
# Calculated as a percentage of total debt issues, including short term securities.

SEASONS SERIES TRUST
CASH MANAGEMENT PORTFOLIO                 INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 104.4%

CERTIFICATES OF DEPOSIT -- 3.5%

LaSalle Bank NA 4.07% due 7/26/06                                                  $      750,000   $      747,188
Standard Federal Bank 4.14% due 7/24/06                                                 1,500,000        1,494,375
                                                                                                    --------------
TOTAL CERTIFICATES OF DEPOSIT (cost: $2,250,000)                                                         2,241,563
                                                                                                    --------------

COMMERCIAL PAPER -- 64.6%

Amstel Funding Corp. 4.46% due 4/10/06*                                                 2,500,000        2,497,216
Cheyne Finance LLC 4.77% due 5/08/06*                                                     400,000          398,039
Concord Minutemen Capital Co. 4.54% due 7/10/06*                                        2,500,000        2,466,210
Curzon Funding LLC 4.75% due 11/03/06*                                                  1,000,000          969,778
Galaxy Funding, Inc. 4.45% due 4/11/06*                                                 2,500,000        2,496,910
Giro Balanced Funding Corp. 4.75% due 4/20/06*                                          2,500,000        2,493,733
Gotham Funding Corp. 4.78% due 4/10/06*                                                 3,250,000        3,246,116
Harrier Finance Funding LLC 4.78% due 4/25/06*                                          2,500,000        2,500,000
Lexington Parker Capital Corp. 1.00% due 1/10/07                                        1,000,000          999,850
Lexington Parker Capital Corp. 4.72% due 8/17/06                                        2,000,000        2,000,000
Links Finance LLC 1.00% due 4/03/06*                                                    2,500,000        2,500,000
Merrill Lynch & Co., Inc. 4.98% due 6/16/06                                             2,500,000        2,500,000
Morgan Stanley 4.58% due 4/09/06                                                        3,000,000        3,000,000
New Center Asset Trust 4.80% due 5/10/06                                                2,500,000        2,487,000
Picaros Funding, LLC 4.56% due 7/10/06*                                                 1,000,000          986,484
Sedna Finance, Inc. 4.71% due 4/18/06*                                                    500,000          500,000
Sigma Finance, Inc. MTN 4.85% due 2/12/07*                                              1,000,000          996,250
Sigma Finance, Inc. MTN 4.92% due 6/15/06*                                              2,000,000        2,000,000
Suntrust Bank Atlanta Georgia 4.29% due 4/13/06                                         1,250,000        1,249,943
Surrey Funding Corp. 4.45% due 4/10/06*                                                 2,500,000        2,497,219
Victory Receivable Corp. 4.63% due 4/03/06*                                             2,000,000        1,999,485
Wells Fargo Bank 4.79% due 1/18/07                                                      1,000,000          996,517
                                                                                                    --------------
TOTAL COMMERCIAL PAPER (cost $41,795,813)                                                               41,780,750
                                                                                                    --------------
CORPORATE SHORT-TERM NOTES -- 13.1%

Brahms Funding Corp. 4.75% due 4/18/06*                                                 3,000,000        2,993,271
CC USA, Inc. 4.73% due 4/18/06*(1)                                                      2,500,000        2,500,000
Thornburg Mtg. Capital Resources LLC 4.75% due 4/19/06*                                 1,000,000          997,625
Thornburg Mtg. Capital Resources LLC 4.78% due 4/24/06*                                 2,000,000        1,993,892
                                                                                                    --------------
TOTAL CORPORATE SHORT-TERM NOTES (cost $8,485,916)                                                       8,484,788
                                                                                                    --------------
MUNICIPAL BONDS -- 3.1%

State of Texas 4.85% due 4/05/06 (LOC-Dexia Credit Local)(2)                            2,000,000        2,000,000
                                                                                                    --------------
TOTAL SHORT-TERM INVESTMENT SECURITIES (cost $54,531,991)                                               54,507,101
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 20.1%

Agreement with State Street Bank & Trust Co., bearing interest at 4.55%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $12,994,925 and collateralized by $10,135,000 of United States Treasury Bonds,
  bearing interest at 8.13%, due 08/15/19 and having an approximate value
  of $13,251,512 (cost $12,990,000)                                                $   12,990,000   $   12,990,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost: $67,521,991)@                                                     104.4%                       67,497,101
Liabilities in excess of other assets --                                    (4.4)                       (2,815,909)
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $   64,681,192
                                                                           =====                    ==============

----------
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no rights to demand registration of these securities. At March 31, 2006, the aggregate value of these securities was $37,032,228 representing 57.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
@    See Note 3 for cost of investments on a tax basis.
(1) Floating rate security where the rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of March 31, 2006.
(2) Variable rate security -- the rate reflected is as of March 31, 2006; maturity date reflects next reset date.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                       PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Medical Products                                      11.0%
Computer Software                                      9.8
Communication Equipment                                9.5
Leisure & Tourism                                      7.4
Health Services                                        7.2
US Government Obligations                              6.9
Transportation                                         6.2
Repurchase Agreements                                  5.7
Internet Content                                       4.0
Drugs                                                  3.8
Computers & Business Equipment                         3.6
Internet Software                                      3.5
Household & Personal Products                          2.9
Housing & Household Durables                           2.9
Entertainment Products                                 2.7
Energy Sources                                         2.4
Financial Services                                     2.4
Aerospace & Military Technology                        2.0
Broadcasting & Media                                   1.8
Electronics                                            1.7
Business Services                                      1.2
Apparel & Textiles                                     1.1
                                                     -----
                                                      99.7%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH PORTFOLIO                    INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 87.1%

CONSUMER DISCRETIONARY -- 4.0%

APPAREL & TEXTILES -- 1.1%
Polo Ralph Lauren Corp.                                                                    22,170   $    1,343,724

HOUSING & HOUSEHOLD DURABLES -- 2.9%
Lennar Corp., Class A                                                                      57,347        3,462,612
                                                                                                    --------------
                                                                                                         4,806,336
                                                                                                    --------------
CONSUMER STAPLES -- 2.9%

HOUSEHOLD & PERSONAL PRODUCTS -- 2.9%
Procter & Gamble Co.                                                                       61,738        3,557,344
                                                                                                    --------------
ENERGY -- 2.4%

ENERGY SOURCES -- 2.4%
Forest Oil Corp.+                                                                          79,000        2,937,220
                                                                                                    --------------
FINANCE -- 2.4%

FINANCIAL SERVICES -- 2.4%
Chicago Merchantile Exchange Holdings, Inc.                                                 6,393        2,860,868
                                                                                                    --------------
HEALTHCARE -- 22.0%

DRUGS -- 3.8%
Genentech, Inc.+                                                                           53,963        4,560,413

HEALTH SERVICES -- 7.2%
Centene Corp.+                                                                             74,800        2,181,916
UnitedHealth Group, Inc.                                                                  116,556        6,510,818

MEDICAL PRODUCTS -- 11.0%
Celgene Corp.+                                                                            161,860        7,157,449
Foxhollow Technologies, Inc.+                                                              63,830        1,950,007
Haemonetics Corp.+                                                                         83,200        4,224,064
                                                                                                    --------------
                                                                                                        26,584,667
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 9.4%

AEROSPACE & MILITARY TECHNOLOGY -- 2.0%
General Dynamics Corp.                                                                     37,311        2,387,158

BUSINESS SERVICES -- 1.2%
CoStar Group, Inc.+                                                                        26,780        1,389,614

TRANSPORTATION -- 6.2%
Burlington Northern Santa Fe Corp.                                                         39,909        3,325,617
FedEx Corp.                                                                                37,226        4,204,304
                                                                                                    --------------
                                                                                                        11,306,693
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INFORMATION & ENTERTAINMENT -- 11.9%

BROADCASTING & MEDIA -- 1.8%
XM Satellite Radio Holdings, Inc., Class A+                                               100,445   $    2,236,910

ENTERTAINMENT PRODUCTS -- 2.7%
Las Vegas Sands Corp.+                                                                     56,820        3,219,421

LEISURE & TOURISM -- 7.4%
Lions Gate Entertainment Corp+                                                            339,800        3,448,970
Starwood Hotels & Resorts Worldwide, Inc.(1)                                               80,300        5,438,719
                                                                                                    --------------
                                                                                                        14,344,020
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 32.1%

COMMUNICATION EQUIPMENT -- 9.5%
QUALCOMM, Inc.                                                                            105,766        5,352,817
Tessera Technologies, Inc.+                                                               192,300        6,168,984

COMPUTER SOFTWARE -- 9.8%
Activision, Inc.+                                                                         301,500        4,157,685
SAP AG Sponsored ADR                                                                       75,415        4,096,543
THQ, Inc.+                                                                                139,400        3,609,066

COMPUTERS & BUSINESS EQUIPMENT -- 3.6%
Apple Computer, Inc.+                                                                      70,000        4,390,400

ELECTRONICS -- 1.7%
Integrated Device Technology, Inc.+                                                       133,700        1,986,782

INTERNET CONTENT -- 4.0%
eBay, Inc.+                                                                                39,325        1,536,035
Google, Inc., Class A+                                                                      8,415        3,281,850

INTERNET SOFTWARE -- 3.5%
Openwave Systems, Inc.+                                                                   193,600        4,177,888
                                                                                                    --------------
                                                                                                        38,758,050
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $80,966,714)                                               105,155,198
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 6.9%

U.S. GOVERNMENT AGENCIES -- 6.9%
Federal National Mtg. Assoc. Disc. Notes 4.65% due 04/03/06 (cost $8,297,856)      $    8,300,000        8,297,856
                                                                                                    --------------

REPURCHASE AGREEMENTS -- 5.7%

Agreement with State Street Bank & Trust Co., bearing interest at 2.75%, dated
  03/31/06, to be repurchased 04/03/06 in the amount of $3,507,804 and collateralized by $3,355,000 of United States Treasury Notes, bearing
  interest at 6.50%, due 02/15/10 and having an approximate value of $3,577,269         3,507,000        3,507,000

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (CONTINUED)

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $3,407,653 and collateralized by $3,675,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/15/36 and having an approximate
  value of $3,477,469                                                              $    3,407,000   $    3,407,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $6,914,000)                                                            6,914,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $96,178,570)@                                                       99.7%                      120,367,054
Other assets less liabilities --                                             0.3                           410,483
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $  120,777,537
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
(1) Consists of more than one class of securities traded together as a unit. ADR -- American Depository Receipt

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                      PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Telecommunications                                    15.9%
Computers & Business Equipment                        14.8
Electronics                                           13.6
Internet Content                                      12.3
Computer Software                                     12.2
Financial Services                                     5.9
Communication Equipment                                5.4
Internet Software                                      4.9
Business Services                                      3.4
Computer Services                                      3.4
Time Deposit                                           3.4
Retail                                                 2.9
Repurchase Agreements                                  2.1
                                                     -----
                                                     100.2%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS TECHNET PORTFOLIO                   INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.7%

CONSUMER DISCRETIONARY -- 2.9%

RETAIL -- 2.9%
HomeStore, Inc.+                                                                          250,000   $    1,640,000
                                                                                                    --------------

FINANCE -- 5.9%

FINANCIAL SERVICES -- 5.9%
Chicago Merchantile Exchange Holdings, Inc.                                                 2,000          895,000
E*TRADE Financial Corp.+                                                                   89,000        2,401,220
                                                                                                    --------------
                                                                                                         3,296,220
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 3.4%

BUSINESS SERVICES -- 3.4%
Getty Images, Inc.+                                                                        25,000        1,872,000
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 82.5%

COMMUNICATION EQUIPMENT -- 5.4%
Marvell Technology Group, Ltd.+                                                            29,400        1,590,540
QUALCOMM, Inc.                                                                             28,400        1,437,324

COMPUTER SERVICES -- 3.4%
Autodesk, Inc.                                                                             48,400        1,864,368

COMPUTER SOFTWARE -- 12.2%
Adobe Systems, Inc.                                                                        47,100        1,644,732
Citrix Systems, Inc.+                                                                      43,100        1,633,490
Oracle Corp.+                                                                             132,800        1,818,032
Red Hat, Inc.+                                                                             60,900        1,703,982

COMPUTERS & BUSINESS EQUIPMENT -- 14.8%
Apple Computer, Inc.+                                                                      56,000        3,512,320
Dell, Inc.+                                                                                60,000        1,785,600
EMC Corp.+                                                                                140,400        1,913,652
Hewlett-Packard Co.                                                                        30,500        1,003,450

ELECTRONICS -- 13.6%
Analog Devices, Inc.                                                                       41,700        1,596,693
Chartered Semiconductors Manufacturing, Ltd.+                                           2,320,000        2,254,170
Energy Conversion Devices, Inc.+                                                           37,380        1,838,348
Texas Instruments, Inc.                                                                    58,700        1,905,989

INTERNET CONTENT -- 12.3%
eBay, Inc.+                                                                                45,000        1,757,700
Google, Inc., Class A+                                                                      8,900        3,471,000
Yahoo!, Inc.+                                                                              50,100        1,616,226

INTERNET SOFTWARE -- 4.9%
Equinix, Inc.+                                                                             42,500        2,729,350

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 94.7%

INFORMATION TECHNOLOGY (CONTINUED)

TELECOMMUNICATIONS -- 15.9%
Amdocs, Ltd.+                                                                              43,400   $    1,565,004
American Tower Corp., Class A+                                                             59,000        1,788,880
CIENA Corp.+                                                                              260,300        1,356,163
Cisco Systems, Inc.+                                                                      103,000        2,232,010
Motorola, Inc.                                                                             84,400        1,933,604
                                                                                                    --------------
                                                                                                        45,952,627
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $44,739,387)                                                52,760,847
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT SECURITIES -- 3.4%

TIME DEPOSIT -- 3.4%
Euro Time Deposit with State Street Bank & Trust Co. 2.50% due 04/03/06
  (cost $1,881,000)                                                                $    1,881,000        1,881,000
                                                                                                    --------------
REPURCHASE AGREEMENTS -- 2.1%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%, dated 03/31/06, to be repurchased 04/03/06 in the amount of $809,155 and collateralized by $875,000 of United States Treasury Bonds, bearing interest at 4.50%, due 02/15/36 and having an approximate value
  of $827,969                                                                             809,000          809,000
State Street Bank & Trust Co. Joint Repurchase Agreement Account(1)                       379,000          379,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,188,000)                                                            1,188,000
                                                                                                    --------------
TOTAL INVESTMENTS--
  (cost $47,808,387)@                                                      100.2%                       55,829,847
Liabilities in excess of other assets--                                     (0.2)                         (112,565)
                                                                           -----                    --------------
NET ASSETS--                                                               100.0%                   $   55,717,282
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis.
(1)  See Note 2 for details of Joint Repurchase Agreement.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS GROWTH &
INCOME PORTFOLIO                             PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Telecommunications                                    14.3%
Energy Sources                                        10.8
Transportation                                         7.5
Drugs                                                  6.9
Entertainment Products                                 6.0
Communication Equipment                                5.1
Apparel & Textiles                                     4.6
Health Services                                        4.5
Banks                                                  4.0
Household & Personal Products                          3.4
Electronics                                            3.3
Housing & Household Durables                           3.2
Business Services                                      3.1
Financial Services                                     2.8
Multi-Industry                                         2.8
Broadcasting & Media                                   2.6
Internet Content                                       2.6
Metals & Minerals                                      2.6
Computer Software                                      2.4
Computers & Business Equipment                         2.4
Repurchase Agreements                                  2.4
Aerospace & Military Technology                        2.2
Time Deposit                                           0.3
                                                     -----
                                                      99.8%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS GROWTH &
INCOME PORTFOLIO                          INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 91.7%

CONSUMER DISCRETIONARY -- 7.8%

APPAREL & TEXTILES -- 4.6%
Gap, Inc.                                                                                  95,000   $    1,774,600
NIKE, Inc., Class B                                                                        20,000        1,702,000

HOUSING & HOUSEHOLD DURABLES -- 3.2%
Lennar Corp., Class A                                                                      39,448        2,381,870
                                                                                                    --------------
                                                                                                         5,858,470
                                                                                                    --------------

CONSUMER STAPLES -- 3.4%

HOUSEHOLD & PERSONAL PRODUCTS -- 3.4%
Procter & Gamble Co.                                                                       43,840        2,526,061
                                                                                                    --------------

ENERGY -- 10.8%

ENERGY SOURCES -- 10.8%
Chevron Corp.                                                                              43,400        2,515,898
Exxon Mobil Corp.                                                                          92,400        5,623,464
                                                                                                    --------------
                                                                                                         8,139,362
                                                                                                    --------------

FINANCE -- 6.8%

BANKS -- 4.0%
Bank of America Corp.                                                                      65,700        2,991,978

FINANCIAL SERVICES -- 2.8%
Chicago Merchantile Exchange Holdings, Inc.                                                 4,777        2,137,708
                                                                                                    --------------
                                                                                                         5,129,686
                                                                                                    --------------

HEALTHCARE -- 11.4%

DRUGS -- 6.9%
Genentech, Inc.+                                                                           40,074        3,386,654
Pfizer, Inc.                                                                               74,200        1,849,064

HEALTH SERVICES -- 4.5%
UnitedHealth Group, Inc.                                                                   60,554        3,382,546
                                                                                                    --------------
                                                                                                         8,618,264
                                                                                                    --------------

INDUSTRIAL & COMMERCIAL -- 15.6%

AEROSPACE & MILITARY TECHNOLOGY -- 2.2%
General Dynamics Corp.                                                                     26,240        1,678,835

BUSINESS SERVICES -- 3.1%
Bearingpoint, Inc.+                                                                       274,000        2,326,260

MULTI-INDUSTRY -- 2.8%
General Electric Co.                                                                       60,800        2,114,624

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL (CONTINUED)

TRANSPORTATION -- 7.5%
Burlington Northern Santa Fe Corp.                                                         28,672   $    2,389,238
FedEx Corp.                                                                                28,981        3,273,114
                                                                                                    --------------
                                                                                                        11,782,071
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 8.6%

BROADCASTING & MEDIA -- 2.6%
News Corp., Class A                                                                       117,000        1,943,370

ENTERTAINMENT PRODUCTS -- 6.0%
Las Vegas Sands Corp.+                                                                     80,138        4,540,619
                                                                                                    --------------
                                                                                                         6,483,989
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 24.7%

COMMUNICATION EQUIPMENT -- 5.1%
QUALCOMM, Inc.                                                                             75,795        3,835,985

COMPUTER SOFTWARE -- 2.4%
Microsoft Corp.                                                                            66,500        1,809,465

COMPUTERS & BUSINESS EQUIPMENT -- 2.4%
International Business Machines Corp.                                                      21,900        1,806,093

ELECTRONICS -- 3.3%
Fisher Scientific International, Inc.+                                                     36,100        2,456,605

INTERNET CONTENT -- 2.6%
Google, Inc., Class A+                                                                      5,100        1,989,000

TELECOMMUNICATIONS -- 8.9%
American Tower Corp., Class A+                                                             64,700        1,961,704
Motorola, Inc.                                                                             84,100        1,926,731
NII Holdings, Inc.+                                                                        48,600        2,865,942
                                                                                                    --------------
                                                                                                        18,651,525
                                                                                                    --------------

MATERIALS -- 2.6%

METALS & MINERALS -- 2.6%
Southern Copper Corp.                                                                      23,300        1,968,384
                                                                                                    --------------
TOTAL COMMON STOCK (cost $58,224,181)                                                                   69,157,812
                                                                                                    --------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
------------------------------------------------------------------------------------------------------------------
BONDS & NOTES -- 5.4%

INFORMATION TECHNOLOGY -- 5.4%

TELECOMMUNICATIONS -- 5.4%
Level 3 Communications, Inc. 6.00% due 03/15/10 (cost $3,310,263)                  $    5,175,000        4,107,656
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $61,534,444)                                                73,265,468
                                                                                                    --------------

SHORT-TERM INVESTMENT SECURITIES -- 0.3%

TIME DEPOSIT -- 0.3%

Euro Time Deposit with State Street Bank & Trust Co.
  1.60% due 04/03/06 (cost $207,000)                                                      207,000          207,000
                                                                                                    --------------

                                                                                     PRINCIPAL          VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.4%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of
  $1,383,265 and collateralized by $1,495,000 of United States Treasury
  Bonds, bearing interest at 4.50%, due 02/15/36 and having an
  approximated value of $1,414,644                                                 $    1,383,000   $    1,383,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)                               437,000          437,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $1,820,000)                                                            1,820,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $63,561,444)@                                                       99.8%                       75,292,468
Other assets less liabilities --                                             0.2                           156,501
                                                                           -----                    --------------
NET ASSETS--                                                               100.0%                   $   75,448,969
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
(1)  See Note 2 for details of Joint Repurchase Agreements.

See Notes to Financial Statements

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                        PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Real Estate Companies                                  8.1%
Automotive                                             6.8
Financial Services                                     6.4
Drugs                                                  5.9
Telecommunications                                     5.8
Food, Beverage & Tobacco                               5.7
Banks                                                  5.6
Business Services                                      5.6
Energy Services                                        5.0
Metals & Minerals                                      4.3
Electronics                                            4.2
Insurance                                              3.7
Apparel & Textiles                                     3.6
Medical Products                                       3.6
Broadcasting & Media                                   3.2
Energy Sources                                         3.0
Chemicals                                              3.0
Multi-Industry                                         3.0
Telephone                                              3.0
Repurchase Agreements                                  2.9
Forest Products                                        2.9
Gas & Pipeline Utilities                               2.3
Machinery                                              2.3
                                                     -----
                                                      99.9%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
FOCUS VALUE PORTFOLIO                     INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 97.0%

CONSUMER DISCRETIONARY -- 10.4%

APPAREL & TEXTILES -- 3.6%
V.F. Corp.                                                                                 72,400   $    4,119,560

AUTOMOTIVE -- 6.8%
AutoZone, Inc.+                                                                            44,000        4,386,360
Ford Motor Co.                                                                            436,000        3,470,560
                                                                                                    --------------
                                                                                                        11,976,480
                                                                                                    --------------

CONSUMER STAPLES -- 5.7%

FOOD, BEVERAGE & TOBACCO -- 5.7%
Anheuser-Busch Cos., Inc.                                                                  78,000        3,336,060
Coca-Cola Co.                                                                              78,000        3,265,860
                                                                                                    --------------
                                                                                                         6,601,920
                                                                                                    --------------

ENERGY -- 8.0%

ENERGY SERVICES -- 5.0%
EnCana Corp.                                                                              124,200        5,803,866

ENERGY SOURCES -- 3.0%
Devon Energy Corp.                                                                         55,700        3,407,169
                                                                                                    --------------
                                                                                                         9,211,035
                                                                                                    --------------

FINANCE -- 15.7%

BANKS -- 5.6%
Golden West Financial Corp.                                                                50,800        3,449,320
North Fork Bancorp., Inc.                                                                 106,150        3,060,304

FINANCIAL SERVICES -- 6.4%
CIT Group, Inc.                                                                            67,450        3,609,924
Freddie Mac                                                                                31,900        1,945,900
Mellon Financial Corp.                                                                     50,000        1,780,000

INSURANCE -- 3.7%
Assurant, Inc.                                                                             85,500        4,210,875
                                                                                                    --------------
                                                                                                        18,056,323
                                                                                                    --------------

HEALTHCARE -- 9.5%

DRUGS -- 5.9%
Bristol-Myers Squibb Co.                                                                  146,000        3,593,060
Pfizer, Inc.                                                                              129,000        3,214,680

MEDICAL PRODUCTS -- 3.6%
DAIICHI SANKYO Co., Ltd.                                                                  179,700        4,099,359
                                                                                                    --------------
                                                                                                        10,907,099
                                                                                                    --------------

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
COMMON STOCK (CONTINUED)

INDUSTRIAL & COMMERCIAL -- 10.9%

BUSINESS SERVICES -- 5.6%
Hutchison Whampoa, Ltd.                                                                   694,600   $    6,360,404

MACHINERY -- 2.3%
Alamo Group, Inc.                                                                         119,900        2,654,586

MULTI-INDUSTRY -- 3.0%
General Electric Co.                                                                      100,000        3,478,000
                                                                                                    --------------
                                                                                                        12,492,990
                                                                                                    --------------

INFORMATION & ENTERTAINMENT -- 3.2%

BROADCASTING & MEDIA -- 3.2%
Clear Channel Communications, Inc.                                                        128,000        3,713,280
                                                                                                    --------------

INFORMATION TECHNOLOGY -- 10.0%

ELECTRONICS -- 4.2%
AVX Corp.                                                                                 276,200        4,888,740

TELECOMMUNICATIONS -- 5.8%
ALLTEL Corp.                                                                               49,100        3,179,225
Verizon Communications, Inc.                                                              101,000        3,440,060
                                                                                                    --------------
                                                                                                        11,508,025
                                                                                                    --------------

MATERIALS -- 10.2%

CHEMICALS -- 3.0%
du Pont (E.I.) de Nemours & Co.                                                            81,000        3,419,010

FOREST PRODUCTS -- 2.9%
International Paper Co.                                                                    97,000        3,353,290

METALS & MINERALS -- 4.3%
POSCO ADR                                                                                  78,200        4,989,160
                                                                                                    --------------
                                                                                                        11,761,460
                                                                                                    --------------

REAL ESTATE -- 8.1%

REAL ESTATE COMPANIES -- 8.1%
Forest City Enterprises, Inc., Class A                                                    149,500        7,048,925
Hang Lung Properties, Ltd.                                                              1,184,000        2,258,392
                                                                                                    --------------
                                                                                                         9,307,317
                                                                                                    --------------

UTILITIES -- 5.3%

GAS & PIPELINE UTILITIES -- 2.3%
Kinder Morgan, Inc.                                                                        28,700        2,640,113

TELEPHONE -- 3.0%
AT&T, Inc.                                                                                129,000        3,488,160
                                                                                                    --------------
                                                                                                         6,128,273
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $91,661,444)                                               111,664,202
                                                                                                    --------------

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS -- 2.9%

Agreement with State Street Bank & Trust Co., bearing interest at 2.30%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $1,363,261 and collateralized by $1,470,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/12/36 and having an approximate
  value of $1,390,988                                                              $    1,363,000   $    1,363,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.30%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $967,185 and collateralized by $1,045,000 of United States Treasury Bonds,
  bearing interest at 4.50%, due 02/15/36 and having an approximate
  value of $988,831                                                                       967,000          967,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.30%
  dated 03/31/06, to be repurchased 04/03/06 in the amount of $1,033,198 and collateralized by $1,070,000 of United States Treasury Bonds,
  bearing interest at 4.00%, due 06/15/09 and having an approximate
  value of $1,055,713                                                                   1,033,000        1,033,000
                                                                                                    --------------
TOTAL REPURCHASE AGREEMENTS (cost $3,363,000)                                                            3,363,000
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $95,024,444)@                                                       99.9%                      115,027,202
Other assets less liabilities --                                             0.1                           123,667
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $  115,150,869
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
ADR -- American Depository Receipt

See Notes to Financial Statements.

SEASON SERIES TRUST
ALLOCATION GROWTH PORTFOLIO                  PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Funds                                 66.1%
International Equity Fund                             28.5%
Domestic Bond Funds                                    4.8%
                                                     -----
                                                      99.4%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION GROWTH PORTFOLIO               INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 99.4%

DOMESTIC BOND FUNDS -- 4.8%

Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                   $      117,207   $    1,216,937
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3                            181,972        1,832,024
                                                                                                    --------------
TOTAL DOMESTIC BOND FUNDS (cost $3,072,012)                                                              3,048,961
                                                                                                    --------------
DOMESTIC EQUITY FUNDS -- 66.1%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                     280,377        2,523,018
Seasons Series Trust Focus Value Portfolio, Class 3                                       210,050        3,197,724
Seasons Series Trust Large Cap Growth Portfolio, Class 3                                1,180,614       11,069,901
Seasons Series Trust Large Cap Value Portfolio, Class 3                                   967,559       12,441,483
Seasons Series Trust Mid Cap Growth Portfolio, Class 3+                                   106,588        1,560,673
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                     115,439        2,211,977
Seasons Series Trust Small Cap Portfolio, Class 3                                         842,809        8,927,977
                                                                                                    --------------
TOTAL DOMESTIC EQUITY FUNDS (cost $39,504,660)                                                          41,932,753
                                                                                                    --------------
INTERNATIONAL EQUITY FUND -- 28.5%

Seasons Series Trust International Equity Portfolio, Class 3                            1,718,185       18,044,985
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $58,466,808)                                                63,026,699
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $58,466,808)@                                                       99.4%                       63,026,699
Other assets less liabilities --                                             0.6                           357,247
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $   63,383,946
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investment on a tax basis
#    See Note 8

See Notes to Financial Statements

SEASON SERIES TRUST
ALLOCATION MODERATE GROWTH                   PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Funds                                 56.7%
International Equity Fund                             23.5
Domestic Bond Funds                                   19.4
                                                     -----
                                                      99.6%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE GROWTH
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                      PRINCIPAL         VALUE
                                                                                       AMOUNT          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 99.6%

DOMESTIC BOND FUNDS -- 19.4%

Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                   $    1,201,762   $   12,477,659
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3                            669,747        6,742,758
                                                                                                    --------------
TOTAL DOMESTIC BOND FUNDS (cost $19,514,662)                                                            19,220,417
                                                                                                    --------------

DOMESTIC EQUITY FUNDS -- 56.7%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                     386,768        3,480,392
Seasons Series Trust Focus Value Portfolio, Class 3                                       265,083        4,035,518
Seasons Series Trust Large Cap Growth Portfolio, Class 3                                1,603,121       15,031,500
Seasons Series Trust Large Cap Value Portfolio, Class 3                                 1,296,397       16,669,880
Seasons Series Trust Mid Cap Growth Portfolio, Class 3+                                   134,212        1,965,148
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                     155,808        2,985,512
Seasons Series Trust Small Cap Portfolio, Class 3                                       1,138,838       12,063,844
                                                                                                    --------------
TOTAL DOMESTIC EQUITY FUNDS (cost $53,248,381)                                                          56,231,794
                                                                                                    --------------

INTERNATIONAL EQUITY FUND -- 23.5%

Seasons Series Trust International Equity Portfolio, Class 3
  (cost $20,771,338)                                                                    2,223,189       23,348,711
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $93,534,381)                                                98,800,922
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $93,534,381)@                                                       99.6%                       98,800,922
Other assets less liabilities --                                             0.4                           403,623
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $   99,204,545
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis
#    See Note 8

See Notes to Financial Statements

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                                    PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Funds                                 47.0%
Domestic Bond Funds                                   34.1
International Equity Fund                             18.5
                                                     -----
                                                      99.6%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION MODERATE
PORTFOLIO                                 INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 99.6%

DOMESTIC BOND FUNDS -- 34.1%

Seasons Series Trust Cash Management Portfolio, Class 3                                   309,176   $    3,414,244
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                        1,171,767       12,166,220
Seasons Series Trust Strategic Fixed Income, Class 3                                      808,574        8,140,418
                                                                                                    --------------
TOTAL DOMESTIC BOND FUNDS (cost $24,003,208)                                                            23,720,882
                                                                                                    --------------
DOMESTIC EQUITY FUNDS -- 47.0%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                     233,673        2,102,746
Seasons Series Trust Focus Value Portfolio, Class 3                                       163,335        2,486,548
Seasons Series Trust Large Cap Growth Portfolio, Class 3                                  947,419        8,883,378
Seasons Series Trust Large Cap Value Portfolio, Class 3                                   806,496       10,370,431
Seasons Series Trust Mid Cap Growth Portfolio, Class 3+                                    94,741        1,387,211
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                     109,852        2,104,924
Seasons Series Trust Small Cap Portfolio, Class 3                                         502,326        5,321,202
                                                                                                    --------------
TOTAL DOMESTIC EQUITY FUNDS (cost $30,800,402)                                                          32,656,440
                                                                                                    --------------

INTERNATIONAL EQUITY FUND -- 18.5%

Seasons Series Trust International Equity Portfolio, Class 3
  (cost $11,286,216)                                                                    1,227,904       12,895,882
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITIES (cost $66,089,826)                                                69,273,204
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $66,089,826)@                                                       99.6%                       69,273,204
Other assets less liabilities --                                             0.4                           309,037
                                                                           -----                    --------------
NET ASSETS--                                                               100.0%                   $   69,582,241
                                                                           =====                    ==============

----------
+    Non-income producing securities
@    See Note 3 for cost of investments on a tax basis
#    See Note 8

See Notes to Financial Statements.

SEASON SERIES TRUST
ALLOCATION BALANCED PORTFOLIO                PORTFOLIO PROFILE -- MARCH 31, 2006
                                                                     (UNAUDITED)

INDUSTRY ALLOCATION*

Domestic Equity Funds                                 37.2%
Domestic Bond Funds                                   49.1
International Equity Fund                             13.5
                                                     -----
                                                      99.8%
                                                     =====

*    Calculated as a percentage of net assets.

SEASONS SERIES TRUST
ALLOCATION BALANCED PORTFOLIO             INVESTMENT PORTFOLIO -- MARCH 31, 2006

                                                                                                        VALUE
                                                                                       SHARES          (NOTE 2)
------------------------------------------------------------------------------------------------------------------
AFFILIATED INVESTMENT COMPANIES# -- 99.8%

DOMESTIC BOND FUNDS -- 49.1%

Seasons Series Trust Cash Management Portfolio, Class 3                                   366,239   $    4,044,404
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3                        1,002,439       10,408,127
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3                            558,769        5,625,471
                                                                                                    --------------
TOTAL DOMESTIC BOND FUNDS (cost$ 20,361,993)                                                            20,078,002
                                                                                                    --------------

DOMESTIC EQUITY FUNDS -- 37.2%

Seasons Series Trust Focus Growth Portfolio, Class 3+                                      92,326          830,812
Seasons Series Trust Focus Value Portfolio, Class 3                                        69,327        1,055,408
Seasons Series Trust Large Cap Growth Portfolio, Class 3                                  518,255        4,859,362
Seasons Series Trust Large Cap Value Portfolio, Class 3                                   414,441        5,329,139
Seasons Series Trust Mid Cap Growth Portfolio, Class 3+                                    42,008          615,091
Seasons Series Trust Mid Cap Value Portfolio, Class 3                                      65,024        1,245,965
Seasons Series Trust Small Cap Portfolio, Class 3                                         119,353        1,264,318
                                                                                                    --------------
TOTAL DOMESTIC EQUITY FUNDS (cost $14,387,549)                                                          15,200,095
                                                                                                    --------------

INTERNATIONAL EQUITY FUND -- 13.5%

Seasons Series Trust International Equity Portfolio, Class 3
  (cost $4,854,882)                                                                       526,417        5,528,617
                                                                                                    --------------
TOTAL LONG-TERM INVESTMENT SECURITES (cost $39,604,424)                                                 40,806,714
                                                                                                    --------------
TOTAL INVESTMENTS --
  (cost $39,604,424)@                                                       99.8%                       40,806,714
Other assets less liabilities --                                             0.2                            92,866
                                                                           -----                    --------------
NET ASSETS --                                                              100.0%                   $   40,899,580
                                                                           =====                    ==============

----------
+    Non-income producing security
@    See Note 3 for cost of investments on a tax basis.
#    See Note 8

See Notes To Financial Statements

SEASONS SERIES TRUST
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2006

                                                            MULTI-                                        ASSET
                                             MULTI-         MANAGED        MULTI-                      ALLOCATION:
                                             MANAGED       MODERATE        MANAGED     MULTI-MANAGED   DIVERSIFIED
                                             GROWTH         GROWTH      INCOME/EQUITY     INCOME         GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
  value (unaffiliated)*                   $ 144,614,579  $ 273,352,263  $ 230,490,756  $ 166,194,758  $ 393,807,865  $ 305,446,074
Long-term investment securities, at
  value (affiliated)*                                --             --             --             --             --             --
Short-term investment securities, at
  value (unaffiliated)*                       5,498,579      7,698,011      3,399,122        899,767             --      9,278,061
Repurchase agreements (cost equals
  market value)                               3,326,000      7,528,000      5,053,000      2,105,000             --             --
                                          ----------------------------------------------------------------------------------------
Total investments                           153,439,158    288,578,274    238,942,878    169,199,525    393,807,865    314,724,135
                                          ----------------------------------------------------------------------------------------
Cash                                             17,542         31,480         24,932         44,242        100,436             --
Foreign cash*                                        31             --             37              1        232,526        853,121
Receivables for --
  Fund shares sold                              159,049        244,586        261,161         71,872        339,356        281,401
  Dividends and interest                        432,972      1,206,695      1,573,834      1,404,119      1,297,616        342,774
  Investments sold                            2,470,242      4,956,856      4,459,952      2,656,726      8,306,901      1,731,123
Prepaid expenses and other assets                 9,044         16,051         13,970          7,984         36,764          9,171
Due from investment adviser for expense
  reimbursements/fee waivers                         --             --             --             --         33,780             --
Variation margin on futures contracts               594          1,797          2,406          2,219             --             --
Unrealized appreciation on foreign bond
  forward contracts                              23,580         80,102        100,560        100,214             --             --
Unrealized appreciation on forward
  foreign currency contracts                     35,665        116,804        151,215        148,845      1,293,103             --
Unrealized appreciation on swap
  contracts                                          --             --             --             --        224,477             --
                                          ----------------------------------------------------------------------------------------
Total assets                                156,587,877    295,232,645    245,530,945    173,635,747    405,672,824    317,941,725
                                          ----------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                           56,588        141,914        143,103        542,097        383,721        267,461
  Investments purchased                         756,434      1,738,948      1,560,512      1,348,351      6,737,668      2,064,420
  Interest on securities sold short                  --             --             --             --         40,545             --
  Accrued foreign tax on capital gains               --             --             --             --            998             --
  Investment advisory and management
    fees                                        115,424        208,255        165,093        112,238        281,692        227,738
  Service fees -- Class 2                        10,552         22,295         19,097         13,817         30,592         24,092
  Service fees -- Class 3                         5,779         12,887         10,713          6,588         16,760         13,286
  Trustees' fees and expenses                        83            173            174            154            271            223
  Other accrued expenses                         96,557        115,598        105,547        103,386         77,002         92,654
  Line of credit                                404,842        619,424      1,485,440        342,949      2,004,377             --
Variation margin on futures contracts                --             --             --             --        397,654             --
Due to investment adviser for expense
  recoupment                                         --             --             --             --             --             --
Due to custodian                                     --             --             --             --             --             --
Due to custodian for foreign cash                    --            120             --             --             --             --
Securities sold short, at value#                     --             --             --             --      1,268,719             --
Unrealized depreciation on forward
  foreign currency contracts                     43,739        145,196        185,851        184,622      1,477,502             --
Unrealized depreciation on swap
  contracts                                          --             --             --             --          8,589             --
                                          ----------------------------------------------------------------------------------------
Total liabilities                             1,489,998      3,004,810      3,675,530      2,654,202     12,726,090      2,689,874
                                          ----------------------------------------------------------------------------------------
NET ASSETS                                $ 155,097,879  $ 292,222,835  $ 241,855,415  $ 170,981,545  $ 392,946,734  $ 315,251,851
                                          ========================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                           $ 165,194,923  $ 277,393,338  $ 226,610,943  $ 161,240,845  $ 339,710,340  $ 249,880,016
Accumulated undistributed net investment
  income (loss)                               1,145,738      4,142,592      6,350,522      5,818,440      6,259,958        504,163
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, swap
  contracts, securities sold short, and
  foreign exchange transactions             (30,102,770)   (11,317,398)      (778,475)     1,803,504      7,528,604     17,380,970
Unrealized appreciation (depreciation)
  on investments                             18,863,820     22,016,944      9,674,009      2,129,919     42,310,304     47,491,428
Unrealized appreciation (depreciation)
  on futures contracts, options
  contracts, swap contracts and foreign
  bond forward contracts                         16,921         64,114         87,492         78,867     (2,862,975)            --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities               (20,753)       (71,755)       (89,076)       (90,030)        (4,358)        (4,726)
Unrealized appreciation (depreciation)
  on securities sold short                           --             --             --             --          5,859             --
Accrued capital gains tax on unrealized
  appreciation (depreciation)                        --             --             --             --           (998)            --
                                          ----------------------------------------------------------------------------------------
                                          $ 155,097,879  $ 292,227,835  $ 241,855,415  $ 170,981,545  $ 392,946,734  $ 315,251,851
                                          ========================================================================================
Class 1 (unlimited shares authorized):
Net assets                                $  42,652,165  $  52,919,966  $  39,617,802  $  31,539,524  $  76,761,979  $  62,972,116
Shares of beneficial interest issued and
  outstanding                                 3,248,766      4,051,742      3,177,090      2,597,551      6,049,219      3,573,345
Net asset value, offering and redemption
  price per share                         $       13.13  $       13.06  $       12.47  $       12.14  $       12.69  $       17.62
                                          ========================================================================================
Class 2 (unlimited shares authorized):
Net assets                                $  84,310,432  $ 177,331,161  $ 150,711,459  $ 108,178,392  $ 237,220,006  $ 188,969,549
Shares of beneficial interest issued and
  outstanding                                 6,435,011     13,609,018     12,111,256      8,926,788     18,727,769     10,791,637
Net asset value, offering and redemption
  price per share                         $       13.10  $       13.03  $       12.44  $       12.12  $       12.67  $       17.51
                                          ========================================================================================
Class 3 (unlimited shares authorized):
Net assets                                $  28,135,282  $  61,976,708  $  51,526,154  $  31,263,629  $  78,964,749  $  63,310,186
Shares of beneficial interest issued and
  outstanding                                 2,150,055      4,761,729      4,145,601      2,582,515      6,242,345      3,624,787
Net asset value, offering and redemption
  price per share                         $       13.09  $       13.02  $       12.43  $       12.11  $       12.65  $       17.47
                                          ========================================================================================

----------
* Cost
 Long-term investment securities
   (unaffiliated)                         $ 125,750,759  $ 251,335,319  $ 220,816,747  $ 164,064,839  $ 351,497,561  $ 257,954,646
                                          ========================================================================================
 Long-term investment securities
   (affiliated)                           $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================
 Short-term securities (unaffiliated)     $   5,498,579  $   7,698,011  $   3,399,122  $     899,767  $          --  $   9,278,061
                                          ========================================================================================
 Foreign cash                             $          31  $         120  $          37  $           1  $     233,426  $     857,659
                                          ========================================================================================
# Proceeds from securities sold short     $          --  $          --  $          --  $          --  $   1,274,578  $          --
                                          ========================================================================================

See Notes to Financial Statements

                                            LARGE CAP      LARGE CAP      LARGE CAP       MID CAP        MID CAP
                                             GROWTH        COMPOSITE        VALUE         GROWTH          VALUE        SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
  value (unaffiliated)*                   $ 175,407,720  $  43,919,806  $ 210,307,709  $ 153,745,234  $ 192,649,183  $ 141,355,549
Long-term investment securities, at
  value (affiliated)*                           931,869        212,017        836,699          2,630         44,130         57,177
Short-term investment securities, at
  value (unaffiliated)*                       2,339,043        884,779      3,852,145      1,358,809        513,855        999,741
Repurchase agreements (cost equals
  market value)                               1,436,000        802,000      1,611,000      2,614,000      3,777,000     13,365,000
                                          ----------------------------------------------------------------------------------------
Total investments                           180,114,632     45,818,602    216,607,553    157,720,673    196,984,168    155,777,467
                                          ----------------------------------------------------------------------------------------
Cash                                             56,428          1,951          4,145         10,205             --        317,895
Foreign cash*                                         1         40,976         23,061          7,858             --             --
Receivables for --
  Fund shares sold                              759,137        182,370        859,564        113,191        417,649        374,788
  Dividends and interest                         84,251         56,678        309,213         57,358        268,324         88,420
  Investments sold                            1,365,548        303,282      1,184,220        609,232        504,080      1,532,207
Prepaid expenses and other assets                 5,128          1,420          5,541          3,891         41,484          4,552
Due from investment adviser for expense
  reimbursements/fee waivers                         --          6,918             --             --             --             --
Variation margin on futures contracts                --             --             --            600            400          7,200
Unrealized appreciation on foreign bond
  forward contracts                                  --             --             --             --             --             --
Unrealized appreciation on forward
  foreign currency contracts                         --             --             --             --             --             --
Unrealized appreciation on swap
  contracts                                          --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total assets                                182,385,125     46,412,197    218,993,297    158,523,008    198,216,105    158,102,529
                                          ----------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                           87,360         48,464        180,168        804,031        305,873        887,083
  Investments purchased                       2,164,964        507,757      2,032,805        928,014        898,720        566,153
  Interest on securities sold short                  --             --             --             --             --             --
  Accrued foreign tax on capital gains               --          1,349             --             --             --             --
  Investment advisory and management
    fees                                        120,780         30,887        144,296        110,003        140,470        108,207
  Service fees -- Class 2                        11,519          3,951         14,634         11,989         15,763          9,874
  Service fees -- Class 3                        15,884          2,264         17,492          9,243         11,358         12,907
  Trustees' fees and expenses                        --             --             41              2             64             --
  Other accrued expenses                         74,163         68,357         98,604         82,244        112,960        117,930
  Line of credit                                     --             --             --             --             --             --
Variation margin on futures contracts             2,025          2,100          1,950             --             --             --
Due to investment adviser for expense
  recoupment                                         --             --             --             --             --          9,473
Due to custodian                                     --             --             --             --         11,626             --
Due to custodian for foreign cash                    --             --             --             --             --             --
Securities sold short, at value#                     --             --             --             --             --             --
Unrealized depreciation on forward
  foreign currency contracts                         --             --             --             --             --             --
Unrealized depreciation on swap
  contracts                                          --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total liabilities                             2,476,695        663,780      2,489,990      1,945,526      1,496,834      1,711,627
                                          ----------------------------------------------------------------------------------------
NET ASSETS                                $ 179,908,430  $  45,748,417  $ 216,503,307  $ 156,577,482  $ 196,719,271  $ 156,390,902
                                          ========================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                           $ 166,552,510  $  42,353,348  $ 182,317,538  $ 115,735,951  $ 142,065,888  $ 129,383,500
Accumulated undistributed net investment
  income (loss)                                    (513)       176,183      2,219,659           (480)     1,068,553             --
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts,
  swap contracts, securities sold short,
  and foreign exchange transactions          (8,230,911)    (1,374,421)     7,420,873     10,796,477     18,751,273      7,538,514
Unrealized appreciation (depreciation)
  on investments                             21,586,275      4,590,133     24,539,558     30,014,842     34,813,072     19,394,118
Unrealized appreciation (depreciation)
  on futures contracts, options
  contracts, swap contracts and foreign
  bond forward contracts                          1,065          3,686          5,565         30,727         20,485         74,770
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                     4           (512)           114            (35)            --             --
Unrealized appreciation (depreciation)
  on securities sold short                           --             --             --             --             --             --

Accrued capital gains tax on unrealized
  appreciation (depreciation)                        --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
                                          $ 179,908,430  $  45,748,417  $ 216,503,307  $ 156,577,482  $ 196,719,271  $ 156,390,902
                                          ========================================================================================
Class 1 (unlimited shares authorized):
Net assets                                $  11,671,882  $   3,769,983  $  15,218,637  $  14,981,067  $  17,244,568  $  11,828,785
Shares of beneficial interest issued and
  outstanding                                 1,232,871        359,481      1,179,725      1,010,757        896,277      1,102,871
Net asset value, offering and redemption
  price per share                         $        9.47  $       10.49  $       12.90  $       14.82  $       19.24  $       10.73
                                          ========================================================================================
Class 2 (unlimited shares authorized):
Net assets                                $  90,485,151  $  31,059,199  $ 115,371,785  $  96,349,085  $ 124,641,469  $  79,996,947
Shares of beneficial interest issued and
  outstanding                                 9,623,610      2,968,305      8,963,422      6,555,924      6,495,778      7,519,996
Net asset value, offering and redemption
  price per share                         $        9.40  $       10.46  $       12.87  $       14.70  $       19.19  $       10.64
                                          ========================================================================================
Class 3 (unlimited shares authorized):
Net assets                                $  77,751,397  $  10,919,235  $  85,912,885  $  45,247,330  $  54,833,234  $  64,565,170
Shares of beneficial interest issued and
  outstanding                                 8,292,361      1,044,962      6,681,360      3,090,190      2,862,224      6,091,980
Net asset value, offering and redemption
  price per share                         $        9.38  $       10.45  $       12.86  $       14.64  $       19.16  $       10.60
                                          ========================================================================================

----------
* Cost
 Long-term investment securities
   (unaffiliated)                         $ 153,831,511  $  39,326,219  $ 185,786,898  $ 123,730,013  $ 157,834,244  $ 121,972,760
                                          ========================================================================================
 Long-term investment securities
   (affiliated)                           $     921,819  $     215,570  $     818,066  $       3,031  $      46,045  $      45,848
                                          ========================================================================================
 Short-term securities (unaffiliated)     $   2,339,027  $     884,680  $   3,852,031  $   1,358,787  $     513,807  $     999,741
                                          ========================================================================================
 Foreign cash                             $           1  $      41,401  $      23,052  $       7,893  $          --  $          --
                                          ========================================================================================
# Proceeds from securities sold short     $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

                                          INTERNATIONAL   DIVERSIFIED     STRATEGIC        CASH           FOCUS          FOCUS
                                             EQUITY      FIXED INCOME   FIXED INCOME    MANAGEMENT       GROWTH         TECHNET
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
  value (unaffiliated)*                   $ 225,323,275  $ 175,649,618  $  43,141,490  $          --  $ 105,155,198  $  52,760,847
Long-term investment securities, at
  value (affiliated)*                                --             --             --             --             --             --
Short-term investment securities, at
  value (unaffiliated)*                       5,534,269             --      6,726,000     54,507,101      8,297,856      1,881,000
Repurchase agreements (cost equals
  market value)                               5,360,000     12,727,000             --     12,990,000      6,914,000      1,188,000
                                          ----------------------------------------------------------------------------------------
Total investments                           236,217,544    188,376,618     49,867,490     67,497,101    120,367,054     55,829,847
                                          ----------------------------------------------------------------------------------------
Cash                                                 --          2,512         37,764            272         29,673          1,638
Foreign cash*                                   794,508             --             --             --             28             --
Receivables for --
  Fund shares sold                              899,411      1,688,079        160,002        657,989        117,813        175,277
  Dividends and interest                        698,302      1,868,543        514,604        156,311         30,067          3,600
  Investments sold                              371,779      2,001,652        493,233             --        841,957             --
Prepaid expenses and other assets                 5,151          5,362          1,015          1,706          3,122          1,487
Due from investment adviser for expense
  reimbursements/fee waivers                     47,227             --             --             --             62             --
Variation margin on futures contracts                --             --             --             --             --             --
Unrealized appreciation on foreign bond
  forward contracts                                  --             --             --             --             --             --
Unrealized appreciation on forward
  foreign currency contracts                     44,227             --             --             --             --             --
Unrealized appreciation on swap
  contracts                                          --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total assets                                239,078,149    193,942,766     51,074,108     68,313,379    121,389,776     56,011,849
                                          ----------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                        1,764,319        105,730          4,604         51,988        438,369        183,047
  Investments purchased                       3,450,290      2,066,659      2,852,303      3,499,600             --             --
  Interest on securities sold short                  --             --             --             --             --             --
  Accrued foreign tax on capital gains               --             --             --             --             --             --
  Investment advisory and management
    fees                                        179,593        113,075         31,610         24,504         98,606         55,274
  Service fees -- Class 2                        14,638         13,930             --          4,874          9,055          4,520
  Service fees -- Class 3                        20,444         14,977          9,878          4,346          8,048          3,961
  Trustees' fees and expenses                        --             96             --             42             13             --
  Other accrued expenses                        139,586         90,383         59,597         46,833         58,148         47,670
  Line of credit                                     --             --             --             --             --
Variation margin on futures contracts            19,612            422             --             --             --             --
Due to investment adviser for expense
  recoupment                                         --             --             --             --             --             95
Due to custodian                                117,225             --             --             --             --             --
Due to custodian for foreign cash                    --             --             --             --             --             --
Securities sold short, at value#                     --             --             --             --             --             --
Unrealized depreciation on forward
  foreign currency contracts                    115,178             --             --             --             --             --
Unrealized depreciation on swap
  contracts                                          --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total liabilities                             5,820,885      2,405,272      2,957,992      3,632,187        612,239        294,567
                                          ----------------------------------------------------------------------------------------
NET ASSETS                                $ 233,257,264  $ 191,537,494  $  48,116,116  $  64,681,192  $ 120,777,537  $  55,717,282
                                          ========================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                           $ 183,610,644  $ 189,826,513  $  47,785,346  $  62,778,379  $ 101,174,106  $  46,417,181
Accumulated undistributed net investment
  income (loss)                                 527,847      6,361,548        483,950      1,922,653             --             (5)
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, swap
  contracts, securities sold short, and
  foreign exchange transactions              10,939,927       (725,285)       (25,797)         5,050     (4,585,055)     1,278,646
Unrealized appreciation (depreciation)
  on investments                             38,351,826     (3,929,751)      (127,345)       (24,890)    24,188,484      8,021,460
Unrealized appreciation (depreciation)
  on futures contracts, options
  contracts, swap contracts and foreign
  bond forward contracts                         72,399          4,469             --             --             --             --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities              (245,379)            --            (38)            --              2             --
Unrealized appreciation (depreciation)
  on securities sold short                           --             --             --             --             --             --
Accrued capital gains tax on unrealized
  appreciation (depreciation)                        --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
                                          $ 233,257,264  $ 191,537,494  $  48,116,116  $  64,681,192  $ 120,777,537  $  55,717,282
                                          ========================================================================================
Class 1 (unlimited shares authorized):
Net assets                                $  12,325,615  $  10,594,571  $          --  $   4,927,295  $   7,907,082  $          --
Shares of beneficial interest issued and
  outstanding                                 1,170,252      1,016,546             --        444,973        868,599             --
Net asset value, offering and redemption
  price per share                         $       10.53  $       10.42  $          --  $       11.07  $        9.10  $          --
                                          ========================================================================================
Class 2 (unlimited shares authorized):
Net assets                                $ 118,833,589  $ 108,490,617  $          --  $  38,397,232  $  73,280,968  $  36,331,391
Shares of beneficial interest issued and
  outstanding                                11,299,555     10,428,809             --      3,473,452      8,115,779      5,661,907
Net asset value, offering and redemption
  price per share                         $       10.52  $       10.40  $          --  $       11.05  $        9.03  $        6.42
                                          ========================================================================================
Class 3 (unlimited shares authorized):
Net assets                                $ 102,098,060  $  72,452,306  $  48,116,116  $  21,356,665  $  39,589,487  $  19,385,891
Shares of beneficial interest issued and
  outstanding                                 9,721,676      6,978,106      4,778,737      1,933,945      4,399,490      3,030,445
Net asset value, offering and redemption
  price per share                         $       10.50  $       10.38  $       10.07  $       11.04  $        9.00  $        6.40
                                          ========================================================================================

----------
* Cost
 Long-term investment securities
   (unaffiliated)                         $ 186,971,500  $ 179,579,369  $  43,268,835 $           --  $  80,966,714  $  44,739,387
                                          ========================================================================================
 Long-term investment securities
   (affiliated)                           $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================
 Short-term securities (unaffiliated)     $   5,534,218  $              $   6,726,000  $  54,531,991  $   8,297,856  $   1,881,000
                                          ========================================================================================
 Foreign cash                             $     792,162  $          --  $          --  $          --  $          26  $          --
                                          ========================================================================================
 # Proceeds from securities sold short    $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

                                                                                        ALLOCATION
                                          FOCUS GROWTH       FOCUS       ALLOCATION      MODERATE      ALLOCATION     ALLOCATION
                                           AND INCOME        VALUE         GROWTH         GROWTH        MODERATE       BALANCED
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
Long-term investment securities, at
  value (unaffiliated)*                   $  73,265,468  $ 111,664,202  $          --  $          --  $          --  $          --
Long-term investment securities, at
  value (affiliated)*                                --             --     63,026,699     98,800,922     69,273,204     40,806,714
Short-term investment securities, at
  value (unaffiliated)*                         207,000             --             --             --             --             --
Repurchase agreements (cost equals
  market value)                               1,820,000      3,363,000             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total investments                            75,292,468    115,027,202     63,026,699     98,800,922     69,273,204     40,806,714
                                          ----------------------------------------------------------------------------------------
Cash                                              1,980          1,284         48,456        327,212        373,239        246,884
Foreign cash*                                        40        122,085             --             --             --             --
Receivables for --
  Fund shares sold                              292,203        302,021        432,415        491,563        461,737        190,764
  Dividends and interest                         43,073        150,556             --             --             --             --
  Investments sold                                   --             --             --             --             --             --
Prepaid expenses and other assets                 2,165          3,043          1,093          1,624          1,268            873
Due from investment adviser for expense
  reimbursements/fee waivers                      1,057          5,804             --             --             --             --
Variation margin on futures contracts                --             --             --             --             --             --
Unrealized appreciation on foreign bond
  forward contracts                                  --             --             --             --             --             --
Unrealized appreciation on forward
  foreign currency contracts                         --             --             --             --             --             --
Unrealized appreciation on swap
  contracts                                          --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total assets                                 75,632,986    115,611,995     63,508,663     99,621,321     70,109,448     41,245,235
                                          ----------------------------------------------------------------------------------------
LIABILITIES:
Payables for --
  Fund shares redeemed                           55,265        285,631         27,960         40,164        106,048         53,802
  Investments purchased                              --             --         48,456        327,212        373,124        246,884
  Interest on securities sold short                  --             --             --             --             --             --
  Accrued foreign tax on capital gains               --             --             --             --             --             --
  Investment advisory and management
    fees                                         63,166         95,440          5,003          7,703          5,602          3,390
  Service fees -- Class 2                         6,090          9,199             --             --             --             --
  Service fees -- Class 3                         5,641          8,528             --             --             --             --
  Trustees' fees and expenses                        16              1             --             --             --             --
  Other accrued expenses                         53,839         62,327         40,027         40,964         40,899         40,433
  Line of credit                                     --             --             --             --             --             --
Variation margin on futures contracts                --             --             --             --             --             --
Due to investment adviser for expense
  recoupment                                         --             --          3,271            733          1,534          1,146
Due to custodian                                     --             --             --             --             --             --
Due to custodian for foreign cash                    --             --             --             --             --             --
Securities sold short, at value#                     --             --             --             --             --             --
Unrealized depreciation on forward
  foreign currency contracts                         --             --             --             --             --             --
Unrealized depreciation on swap
  contracts                                          --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total liabilities                               184,017        461,126        124,717        416,776        527,207        345,655
                                          ----------------------------------------------------------------------------------------
NET ASSETS                                $  75,448,969  $ 115,150,869  $  63,383,946  $  99,204,545  $  69,582,241  $  40,899,580
                                          ========================================================================================
COMPOSITION OF NET ASSETS:
Capital paid in                           $  60,049,723  $  91,640,724  $  58,276,980  $  93,159,380  $  65,804,929  $  39,184,447
Accumulated undistributed net investment
  income (loss)                                 670,434        407,705             --             --             --             --
Accumulated undistributed net realized
  gain (loss) on investments, futures
  contracts, options contracts, swap
  contracts, securities sold short, and
  foreign exchange transactions               2,997,785      3,100,169        547,075        778,624        593,934        512,843
Unrealized appreciation (depreciation)
  on investments                             11,731,024     20,002,758      4,559,891      5,266,541      3,183,378      1,202,290
Unrealized appreciation (depreciation)
  on futures contracts, options
  contracts, swap contracts and
  foreign bond forward contracts                     --             --             --             --             --             --
Unrealized foreign exchange gain (loss)
  on other assets and liabilities                     3           (487)            --             --             --             --
Unrealized appreciation (depreciation)
  on securities sold short                           --             --             --             --             --             --
Accrued capital gains tax on unrealized
  appreciation (depreciation)                        --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
                                          $  75,448,969  $ 115,150,869  $  63,383,946  $  99,204,545  $  69,582,241  $  40,899,580
                                          ========================================================================================
Class 1 (unlimited shares authorized):
Net assets                                $          --  $          --  $          --  $          --  $          --  $          --
Shares of beneficial interest issued and
  outstanding                                        --             --             --             --             --             --
Net asset value, offering and redemption
  price per share                         $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================
Class 2 (unlimited shares authorized):
Net assets                                $  48,297,494  $  73,413,486  $          --  $          --  $          --  $          --
Shares of beneficial interest issued and
  outstanding                                 4,551,932      4,814,224             --             --             --             --
Net asset value, offering and redemption
  price per share                         $       10.61  $       15.25  $          --  $          --  $          --  $          --
                                          ========================================================================================
Class 3 (unlimited shares authorized):
Net assets                                $  27,151,475  $  41,737,383  $  63,383,946  $  99,204,545  $  69,582,241  $  40,899,580
Shares of beneficial interest issued and
  outstanding                                 2,565,359      2,741,591      5,544,404      8,895,507      6,397,190      3,879,161
Net asset value, offering and redemption
  price per share                         $       10.58  $       15.22  $       11.43  $       11.15  $       10.88  $       10.54
                                          ========================================================================================

----------
* Cost
 Long-term investment securities
   (unaffiliated)                         $  61,534,444  $  91,661,444  $          --  $          --  $          --  $          --
                                          ========================================================================================
 Long-term investment securities
   (affiliated)                           $          --  $          --  $  58,466,808  $  93,534,381  $  66,089,826  $  39,604,424
                                          ========================================================================================
 Short-term securities (unaffiliated)     $     207,000  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================
 Foreign cash                             $          37  $     122,492  $          --  $          --  $          --  $          --
                                          ========================================================================================
# Proceeds from securities sold short     $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2006

                                                            MULTI-                                        ASSET
                                             MULTI-         MANAGED        MULTI-                      ALLOCATION:
                                             MANAGED       MODERATE        MANAGED     MULTI-MANAGED   DIVERSIFIED
                                             GROWTH         GROWTH      INCOME/EQUITY     INCOME         GROWTH          STOCK
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                $     785,939  $   1,184,198  $     765,063  $     308,491  $   6,557,542  $   3,631,919
  Dividends (affiliated)                             --             --             --             --          2,953             --
  Interest (unaffiliated)                     2,202,549      6,126,924      8,264,385      7,500,483      3,680,166        281,709
  Interest (affiliated)                              --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
    Total investment income*                  2,988,488      7,311,122      9,029,448      7,808,974     10,240,661      3,913,628
                                          ----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and management
    fees                                      1,335,379      2,382,904      1,952,546      1,378,727      3,258,014      2,641,579
  Service fees
    Class 2                                     120,693        255,659        225,331        170,875        350,923        279,242
    Class 3                                      57,623        133,506        118,064         72,584        173,886        139,123
  Custodian and accounting fees                 235,551        260,060        235,304        231,412        287,889        117,624
  Reports to shareholders                        38,111         71,791         61,958         46,404         98,549         79,122
  Audit and tax fees                             29,373         29,373         29,373         29,373         23,418         28,808
  Legal fees                                      8,542         12,884         11,149          9,551         15,718         13,286
  Trustees' fees and expenses                     6,802         12,649         10,973          8,183         17,490         14,018
  Interest expense                                1,280          2,117          1,114            260          2,561             --
  Interest expense on securities sold
    short                                            --             --             --             --             --             --
  Other expenses                                  9,922         13,837         12,725         10,868         20,809         16,698
                                          ----------------------------------------------------------------------------------------
    Total expenses before fee waivers,
      expense reimbursements, expense
      recoupments, custody credits and
      fees paid indirectly                    1,843,276      3,174,780      2,658,537      1,958,237      4,249,257      3,329,500
    Net (fees waived and expenses
      reimbursed)/recouped by investment
      advisor (Note 4)                               --             --             --             --       (194,837)            --
    Custody credits earned on cash
      balances                                   (2,449)        (4,643)        (4,172)        (2,766)        (2,450)          (406)
    Fees paid indirectly (Note 5)                (8,518)       (13,950)       (10,931)        (1,249)       (49,126)       (13,981)
                                          ----------------------------------------------------------------------------------------
Net expenses                                  1,832,309      3,156,187      2,643,434      1,954,222      4,002,844      3,315,113
                                          ----------------------------------------------------------------------------------------
Net investment income (loss)                  1,156,179      4,154,935      6,386,014      5,854,752      6,237,817        598,515
                                          ----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**             20,529,532     28,320,653     12,689,222      4,489,774     27,779,325     29,907,936
  Net realized gain (loss) on
    investments (affiliated)                         --             --             --             --        151,318             --
  Net realized gain (loss) from capital
    gain distributions received from
    underlying funds (affiliated)                    --             --             --             --             --             --
  Net realized gain (loss) on
    securities sold short                            --             --             --             --             --             --
  Net realized gain (loss) on futures
    contracts, options contracts and
    swap contracts                                6,543         66,365         94,511         59,801     (6,363,320)            --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities                                  (7,377)       (19,219)       (24,625)       (30,057)       (77,456)       (94,353)
  Net realized gain (loss) on disposal
    of investments, in violation of
    investment restrictions (Note 4)             (4,049)        (6,941)        (6,555)        (2,763)       (25,456)            --
  Net increase from payments by
    affiliates                                    4,049          6,941          6,555          2,763         25,456             --
                                          ----------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign currencies       20,528,698     28,367,799     12,759,108      4,519,518     21,489,867     29,813,583
                                          ----------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                           (2,616,058)    (4,059,585)    (4,709,639)    (3,418,829)    26,055,726     13,859,408
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                     --             --             --             --        (42,463)            --
  Change in unrealized appreciation
    (depreciation) on futures contracts,
    options contracts, swap contracts
    and foreign bond forward contracts           10,727         45,740         73,334         49,947     (3,665,621)            --
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities                                 (24,049)       (81,939)      (102,965)      (104,425)        (6,689)        (4,769)
  Change in unrealized appreciation
    (depreciation) on securities sold
    short                                         1,090          1,090          4,844          2,300         14,395             --
  Change in accrued capital gains tax on
    unrealized appreciation
    (depreciation)                                   --             --             --             --           (998)            --
                                          ----------------------------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign currencies       (2,628,290)    (4,094,694)    (4,734,426)    (3,471,007)    22,354,350     13,854,639
                                          ----------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies                               17,900,408     24,273,105      8,024,682      1,048,511     43,844,217     43,668,222
                                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $  19,056,587  $  28,428,040  $  14,410,696  $   6,903,263  $  50,082,034  $  44,266,737
                                          ========================================================================================

----------
* Net of foreign withholding taxes on
  interest and dividends of               $       5,157  $       9,665  $       7,781  $       6,052  $     230,510  $      86,927
                                          ========================================================================================
** Net of foreign withholding taxes on
   capital gains of                       $          --  $          --  $          --  $          --  $          --  $      24,465
                                          ========================================================================================

See Notes to Financial Statements

                                            LARGE CAP      LARGE CAP      LARGE CAP       MID CAP        MID CAP
                                             GROWTH        COMPOSITE        VALUE         GROWTH          VALUE        SMALL CAP
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                $   1,357,201  $     671,795  $   4,079,471  $   1,030,769  $   3,075,088  $   1,120,920
  Dividends (affiliated)                             --          1,814         12,544             22            325            227
  Interest (unaffiliated)                       209,708         45,627        177,809        103,307        114,709        298,877
  Interest (affiliated)                              --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
    Total investment income*                  1,566,909        719,236      4,269,824      1,134,098      3,190,122      1,420,024
                                          ----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and management
    fees                                      1,169,027        344,978      1,461,756      1,083,422      1,529,539      1,041,795
  Service fees
    Class 2                                     126,311         45,158        165,430        122,963        180,599        106,511
    Class 3                                     121,526         22,464        144,896         78,851        106,460        101,986
  Custodian and accounting fees                 125,470        127,745        173,447        159,199        203,209        306,924
  Reports to shareholders                        37,344         10,888         47,120         31,816         46,712         37,360
  Auditing and tax fees                          29,538         29,373         29,373         29,373         29,373         29,373
  Legal fees                                      8,061          4,600          9,953          7,372          9,479          7,264
  Trustees' fees and expenses                     6,360          1,999          8,110          5,680          8,272          5,372
  Interest expense                                   --             14             --            914            413             --
  Interest expense on securities sold
    short                                            --             --             --             --             --             --
  Other expenses                                  8,637          5,292          9,829          7,411          8,689          6,244
                                          ----------------------------------------------------------------------------------------
    Total expenses before fee waivers,
      expense reimbursements, expense
      recoupments, custody credits and
      fees paid indirectly                    1,632,274        592,511      2,049,914      1,527,001      2,122,745      1,642,829
    Net (fees waived and expenses
      reimbursed)/recouped by investment
      advisor (Note 4)                               --        (48,838)            --             --             --        (23,428)
    Custody credits earned on cash
      balances                                   (2,400)        (1,709)          (320)          (614)        (1,170)        (1,371)
    Fees paid indirectly (Note 5)                (2,870)          (970)          (378)           (68)            --           (749)
                                          ----------------------------------------------------------------------------------------
Net expenses                                  1,627,004        540,994      2,049,216      1,526,319      2,121,575      1,617,281
                                          ----------------------------------------------------------------------------------------
Net investment income (loss)                    (60,095)       178,242      2,220,608       (392,221)     1,068,547       (197,257)
                                          ----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**             10,188,225      2,061,202      9,263,814     11,760,049     19,092,643      8,676,212
  Net realized gain (loss) on
    investments (affiliated)                         --             --       (176,394)           (94)            75            181
  Net realized gain (loss) from capital
    gain distributions received from
    underlying funds (affiliated)                    --             --             --             --             --             --
  Net realized gain (loss) on securities
    sold short                                       --             --             --             --             --             --
  Net realized gain (loss) on futures
    contracts, options contracts and
    swap contracts                               15,859         35,742         35,660         96,240         86,465        263,439
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities                                    (477)        (2,059)          (949)        (2,936)             6             --
  Net realized gain (loss) on disposal
    of investments, in violation of
    investment restrictions (Note 4)                 --             --             --             --             --             --
  Net increase from payments by
    affiliates                                       --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign currencies       10,203,607      2,094,885      9,122,131     11,853,259     19,179,189      8,939,832
                                          ----------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                            8,406,021      2,085,898      9,856,064     17,398,794      6,172,264     14,419,362
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                  1,050         33,585        212,017           (600)        (4,498)        10,920
  Change in unrealized appreciation
    (depreciation) on futures contracts,
    options contracts, swap contracts
    and foreign bond forward contracts            2,280          8,876         11,175         34,010         27,050         81,993
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities                                      --           (818)           255            (35)            --             --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short                                            --             --             --             --             --             --
  Change in accrued capital gains tax on
    unrealized appreciation
    (depreciation)                                   --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign currencies        8,409,351      2,127,541     10,079,511     17,432,169      6,194,816     14,512,275
                                          ----------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies                               18,612,958      4,222,426     19,201,642     29,285,428     25,374,005     23,452,107
                                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $  18,552,863  $   4,400,668  $  21,422,250  $  28,893,207  $  26,442,552  $  23,254,850
                                          ========================================================================================

----------
* Net of foreign withholding taxes on
  interest and dividends of               $       4,174  $       4,359  $      14,092  $       2,870  $       2,505  $         337
                                          ========================================================================================
** Net of foreign withholding taxes on
   capital gains of                       $          --  $       1,349  $          --  $          --  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

                                                          DIVERSIFIED     STRATEGIC
                                          INTERNATIONAL      FIXED          FIXED          CASH           FOCUS          FOCUS
                                             EQUITY         INCOME         INCOME       MANAGEMENT       GROWTH         TECHNET
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                $   3,574,885  $      36,589  $          --  $          --  $     324,940  $      93,745
  Dividends (affiliated)                             --             --             --             --             --             --
  Interest (unaffiliated)                            --      8,138,715      1,953,353      2,439,718        286,080         60,981
  Interest (affiliated)                              --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
    Total investment income*                  3,574,885      8,175,304      1,953,353      2,439,718        611,020        154,726
                                          ----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and management
    fees                                      1,575,749      1,271,202        257,797        329,280      1,044,970        551,731
  Service fees
    Class 2                                     142,672        175,640             --         66,324        102,719         46,622
    Class 3                                     143,885        133,238         80,562         42,083         73,004         37,240
  Custodian and accounting fees                 486,578        128,327         67,570         32,131         73,985         59,559
  Reports to shareholders                        41,267         47,667          8,457         19,143         32,760         11,128
  Auditing and tax fees                          40,469         33,648         21,057         33,648         25,526         25,526
  Legal fees                                      8,717          9,285          5,425          4,929          6,617          4,433
  Trustees' fees and expenses                     6,884          8,085          1,181          2,970          4,692          2,042
  Interest expense                                1,072            113             --             --             21          1,063
  Interest expense on securities sold
    short                                            --                            --             --             --             --
  Other expenses                                  8,245          8,033          4,699          4,212          6,821          5,102
                                          ----------------------------------------------------------------------------------------
    Total expenses before fee waivers,
      expense reimbursements, expense
      recoupments, custody credits and
      fees paid indirectly                    2,455,538      1,815,238        446,748        534,720      1,371,115        744,446
    Net (fees waived and expenses
      reimbursed)/recouped by investment
      advisor (Note 4)                          (58,562)            --         28,508        (16,920)        27,688         29,917
    Custody credits earned on cash
      balances                                     (639)        (1,482)        (1,938)          (735)        (1,759)          (835)
    Fees paid indirectly (Note 5)                    --             --             --             --         (1,534)            --
                                          ----------------------------------------------------------------------------------------
Net expenses                                  2,396,337      1,813,756        473,318        517,065      1,395,510        773,528
                                          ----------------------------------------------------------------------------------------
Net investment income (loss)                  1,178,548      6,361,548      1,480,035      1,922,653       (784,490)      (618,802)
                                          ----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**             10,500,502       (650,830)        53,074          5,180      4,613,766      3,829,210
  Net realized gain (loss) on
    investments (affiliated)                         --             --             --             --             --             --
  Net realized gain (loss) from capital
    gain distributions received from
    underlying funds (affiliated)                    --             --             --             --             --             --
  Net realized gain (loss) on securities
    sold short                                       --             --             --             --             --             --
  Net realized gain (loss) on futures
    contracts, options contracts and
    swap contracts                            1,105,481         12,706             --             --             --             --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities                                (619,638)            --         (2,470)            --             --         (1,150)
  Net realized gain (loss) on disposal
    of investments, in violation of
    investment restrictions (Note 4)                 --         (3,627)            --             --             --             --
  Net increase from payments by
    affiliates                                       --          3,627             --             --             --             --
                                          ----------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign currencies       10,986,345       (638,124)        50,604          5,180      4,613,766      3,828,060
                                          ----------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                           28,747,302     (3,841,521)       463,968          3,461     15,001,854      7,543,572
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                     --             --             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on futures contracts,
    options contracts, swap contracts
    and foreign bond forward contracts           82,348         (3,733)            --             --             --             --
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities                                 (13,640)            --            (38)            --              2             --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short                                            --             --             --             --             --             --
  Change in accrued capital gains tax
    on unrealized appreciation
    (depreciation)                                3,732             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign currencies       28,819,742     (3,845,254)       463,930          3,461     15,001,856      7,543,572
                                          ----------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies                               39,806,087     (4,483,378)       514,534          8,641     19,615,622     11,371,632
                                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $  40,984,635  $   1,878,170  $   1,994,569  $   1,931,294  $  18,831,132  $  10,752,830
                                          ========================================================================================

----------
* Net of foreign withholding taxes on
  interest and dividends of               $     313,030  $       1,067  $       3,484  $          --  $          --  $          --
                                          ========================================================================================
** Net of foreign withholding taxes on
   capital gains of                       $      11,388  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

                                              FOCUS
                                             GROWTH                                     ALLOCATION
                                               AND           FOCUS       ALLOCATION      MODERATE      ALLOCATION     ALLOCATION
                                             INCOME          VALUE         GROWTH         GROWTH        MODERATE       BALANCED
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (unaffiliated)                $   1,096,024  $   1,727,517  $          --  $          --  $          --  $          --
  Dividends (affiliated)                             --             --        161,788        456,379        493,906        437,442
  Interest (unaffiliated)                       614,248        100,688             --             --             --             --
  Interest (affiliated)                              --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
    Total investment income*                  1,710,272      1,828,205        161,788        456,379        493,906        437,442
                                          ----------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory and management
    fees                                        722,481        991,676         29,518         41,388         34,372         24,750
  Service fees
    Class 2                                      72,747        103,424             --             --             --             --
    Class 3                                      59,375         75,545             --             --             --             --
  Custodian and accouting fees                   65,779         97,183         19,161         21,765         19,905         21,504
  Reports to shareholders                        18,360         25,879          7,332          9,952          8,683          6,565
  Auditing and tax fees                          25,525         25,525         23,512         23,512         23,512         23,512
  Legal fees                                      5,591          5,591          5,712          6,025          5,891          5,632
  Trustees' fees and expenses                     3,352          4,520          1,046          1,364          1,211            944
  Interest expense                                  966            381             --             --             --             --
  Interest expense on securities sold
    short                                            --             --             --             --             --             --
  Other expenses                                  6,090          5,603          4,407          4,439          4,423          4,383
                                          ----------------------------------------------------------------------------------------
    Total expenses before fee waivers,
      expense reimbursements, expense
      recoupments, custody credits and
      fees paid indirectly                      980,266      1,335,327         90,688        108,445         97,997         87,290
    Net (fees waived and expenses
      reimbursed)/recouped by investment
      advisor (Note 4)                           72,408         70,576         15,596         16,092         15,362            915
    Custody credits earned on cash
      balances                                   (1,265)          (713)        (5,845)        (8,836)        (4,424)        (1,577)
    Fees paid indirectly (Note 5)                    --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Net expenses                                  1,051,409      1,405,190        100,439        115,701        108,935         86,628
                                          ----------------------------------------------------------------------------------------
Net investment income (loss)                    658,863        423,015         61,349        340,678        384,971        350,814
                                          ----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on
    investments (unaffiliated)**              3,505,636      3,568,323             --             --             --             --
  Net realized gain (loss) on
    investments (affiliated)                         --             --        209,349        337,586        407,759        620,295
  Net realized gain (loss) from capital
    gain distributions received from
    underlying funds (affiliated)                    --             --        477,417        604,397        416,812        241,051
  Net realized gain (loss) on securities
    sold short                                       --             --             --             --             --             --
  Net realized gain (loss) on futures
    contracts, options contracts and
    swap contracts                                   --        (31,259)            --             --             --             --
  Net realized foreign exchange gain
    (loss) on other assets and
    liabilities                                  11,571         24,584             --             --             --             --
  Net realized gain (loss) on disposal
    of investments, in violation of
    investment restrictions (Note 4)                 --             --             --             --             --             --
  Net increase from payments by
    affiliates                                       --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
  Net realized gain (loss) on
    investments and foreign currencies        3,517,207      3,561,648        686,766        941,983        824,571        861,346
                                          ----------------------------------------------------------------------------------------
  Change in unrealized appreciation
    (depreciation) on investments
    (unaffiliated)                            5,366,076     10,277,641             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on investments
    (affiliated)                                     --             --      4,622,152      5,314,091      3,240,999      1,245,736
  Change in unrealized appreciation
    (depreciation) on futures contracts,
    options contracts, swap contracts
    and foreign bond forward contracts               --        (18,466)            --             --             --             --
  Change in unrealized foreign exchange
    gain (loss) on other assets and
    liabilities                                   2,269          6,085             --             --             --             --
  Change in unrealized appreciation
    (depreciation) on securities sold
    short                                            --             --             --             --             --             --
  Change in accrued capital gains tax on
    unrealized appreciation
    (depreciation)                                   --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
  Net unrealized gain (loss) on
    investments and foreign currencies        5,368,345     10,265,260      4,622,152      5,314,091      3,240,999      1,245,736
                                          ----------------------------------------------------------------------------------------
  Net realized and unrealized gain
    (loss) on investments and foreign
    currencies                                8,885,552     13,826,908      5,308,918      6,256,074      4,065,570      2,107,082
                                          ----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $   9,544,415  $  14,249,923  $   5,370,267  $   6,596,752  $   4,450,541  $   2,457,896
                                          ========================================================================================

----------
* Net of foreign withholding taxes on
  interest and dividends of               $       9,715  $      35,365  $          --  $          --  $          --  $          --
                                          ========================================================================================
** Net of foreign withholding taxes on
   capital gains of                       $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

                                                                               MULTI-MANAGED                 MULTI-MANAGED
                                              MULTI-MANAGED GROWTH            MODERATE GROWTH                INCOME/EQUITY
                                          ----------------------------  ----------------------------  ----------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              2006           2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $   1,156,179  $   1,073,125  $   4,154,935  $   3,664,873  $   6,386,014  $   5,817,859
Net realized gain (loss) on investments
  and foreign currencies                     20,528,698      6,722,632     28,367,799     10,072,542     12,759,108      4,910,791
Net unrealized gain (loss) on investments
  and foreign currencies                     (2,628,290)       837,656     (4,094,694)    (2,818,675)    (4,734,426)    (2,693,870)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  19,056,587      8,633,413     28,428,040     10,918,740     14,410,696      8,034,780
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1               (349,796)      (315,632)      (731,022)      (688,642)      (980,337)      (980,339)
Net investment income -- Class 2               (532,778)      (346,466)    (2,078,726)    (1,564,541)    (3,323,279)    (2,737,754)
Net investment income -- Class 3               (138,884)       (50,036)      (641,481)      (302,247)    (1,036,150)      (589,630)
Net realized gain on investments --
  Class 1                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 2                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 3                                            --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders          (1,021,458)      (712,134)    (3,451,229)    (2,555,430)    (5,339,766)    (4,307,723)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                     (10,439,167)    (2,439,577)    (4,653,790)    18,889,058     (7,430,916)    21,689,798
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       7,595,962      5,481,702     20,323,021     27,252,368      1,640,014     25,416,855

NET ASSETS:
Beginning of period                         147,501,917    142,020,215    271,904,814    244,652,446    240,215,401    214,798,546
                                          ----------------------------------------------------------------------------------------
End of period+                            $ 155,097,879  $ 147,501,917  $ 292,227,835  $ 271,904,814  $ 241,855,415  $ 240,215,401
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $   1,145,738  $   1,005,252  $   4,142,592  $   3,412,766  $   6,350,522  $   5,272,805
                                          ========================================================================================

See Notes to Financial Statements

                                                                                   ASSET
                                                 MULTI-MANAGED                  ALLOCATION:
                                                     INCOME                 DIVERSIFIED GROWTH                   STOCK
                                          ----------------------------  ----------------------------  ----------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              2006           2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $   5,854,752  $   5,529,760  $   6,237,817  $   4,813,726  $     598,515  $   1,205,345
Net realized gain (loss) on investments
  and foreign currencies                      4,519,518      2,917,124     21,489,867     30,685,889     29,813,583     19,640,380
Net unrealized gain (loss) on investments
  and foreign currencies                     (3,471,007)    (5,159,516)    22,354,350    (13,940,746)    13,854,639    (10,251,312)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   6,903,263      3,287,368     50,082,034     21,558,869     44,266,737     10,594,413
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1             (1,074,887)    (1,044,217)    (1,100,000)    (1,098,263)      (329,037)            --
Net investment income -- Class 2             (3,294,895)    (2,776,282)    (2,882,308)    (2,331,876)      (680,617)            --
Net investment income -- Class 3               (848,010)      (546,744)      (833,042)      (445,727)      (160,371)            --
Net realized gain on investments --
  Class 1                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 2                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 3                                            --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders          (5,217,792)    (4,367,243)    (4,815,350)    (3,875,866)    (1,170,025)            --
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                     (10,803,193)     8,967,186    (31,618,817)     8,661,764    (31,456,435)    10,747,387
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      (9,117,722)     7,887,311     13,647,867     26,344,767     11,640,277     21,341,800

NET ASSETS:
Beginning of period                         180,099,267    172,211,956    379,298,867    352,954,100    303,611,574    282,269,774
                                          ----------------------------------------------------------------------------------------
End of period+                            $ 170,981,545  $ 180,099,267  $ 392,946,734  $ 379,298,867  $ 315,251,851  $ 303,611,574
                                          ----------------------------------------------------------------------------------------

----------
+ Includes accumulated undistributed net
  investment income (loss)                $   5,818,440  $   5,145,167  $   6,259,958  $   4,629,593  $     504,163  $   1,170,026
                                          ========================================================================================

See Notes to Financial Statements

                                                LARGE CAP GROWTH            LARGE CAP COMPOSITE             LARGE CAP VALUE
                                          ----------------------------  ----------------------------  ----------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              2006           2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $     (60,095) $     277,166  $     178,242  $     251,208  $   2,220,608  $   1,481,109
Net realized gain (loss) on investments
  and foreign currencies                     10,203,607        505,737      2,094,885      1,434,333      9,122,131      4,451,985
Net unrealized gain (loss) on investments
  and foreign currencies                      8,409,351      5,328,872      2,127,541        213,305     10,079,511      5,943,525
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  18,552,863      6,111,775      4,400,668      1,898,846     21,422,250     11,876,619
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                (43,762)            --        (27,648)       (10,836)      (135,721)      (112,710)
Net investment income -- Class 2               (175,057)            --       (175,640)       (29,561)      (886,260)      (702,709)
Net investment income -- Class 3                (66,165)            --        (46,983)          (223)      (459,123)      (119,939)
Net realized gain on investments --
  Class 1                                            --             --             --             --        (82,290)            --
Net realized gain on investments --
  Class 2                                            --             --             --             --       (627,383)            --
Net realized gain on investments --
  Class 3                                            --             --             --             --       (367,385)            --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders            (284,984)            --       (250,271)       (40,620)    (2,558,162)      (935,358)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                      42,876,786     21,702,942        627,908      4,541,368     40,801,344     34,391,659
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      61,144,665     27,814,717      4,778,305      6,399,594     59,665,432     45,332,920

NET ASSETS:
Beginning of period                         118,763,765     90,949,048     40,970,112     34,570,518    156,837,875    111,504,955
                                          ----------------------------------------------------------------------------------------
End of period+                            $ 179,908,430  $ 118,763,765  $  45,748,417  $  40,970,112  $ 216,503,307  $ 156,837,875
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $        (513) $     284,984  $     176,183  $     250,271  $   2,219,659  $   1,481,105
                                          ========================================================================================

See Notes to Financial Statements

                                                 MID CAP GROWTH                MID CAP VALUE                   SMALL CAP
                                          ----------------------------  ----------------------------  ----------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              2006           2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $    (392,221) $    (784,842) $   1,068,547  $     842,577  $    (197,257) $    (541,624)
Net realized gain (loss) on investments
  and foreign currencies                     11,853,259      6,438,724     19,179,189     11,318,985      8,939,832      4,586,034
Net unrealized gain (loss) on investments
  and foreign currencies                     17,432,169     (1,230,747)     6,194,816     10,613,475     14,512,275     (2,693,557)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  28,893,207      4,423,135     26,442,552     22,775,037     23,254,850      1,350,853
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                     --             --       (104,349)       (63,098)            --             --
Net investment income -- Class 2                     --             --       (557,673)      (329,747)            --             --
Net investment income -- Class 3                     --             --       (180,555)       (44,512)            --             --
Net realized gain on investments --
  Class 1                                      (416,063)            --     (1,062,797)      (271,615)       (93,413)            --
Net realized gain on investments --
  Class 2                                    (2,593,837)            --     (7,232,394)    (1,985,785)      (620,046)            --
Net realized gain on investments --
  Class 3                                    (1,030,815)            --     (2,890,679)      (396,770)      (413,475)            --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders          (4,040,715)            --    (12,028,447)    (3,091,527)    (1,126,934)            --
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                      13,916,726     22,267,817     17,400,667     40,069,763     32,523,720     21,449,555
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      38,769,218     26,690,952     31,814,772     59,753,273     54,651,636     22,800,408

NET ASSETS:
Beginning of period                         117,808,264     91,117,312    164,904,499    105,151,226    101,739,266     78,938,858
                                          ----------------------------------------------------------------------------------------
End of period+                            $ 156,577,482  $ 117,808,264  $ 196,719,271  $ 164,904,499  $ 156,390,902  $ 101,739,266
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $        (480) $      (3,256) $   1,068,553  $     842,577  $          --  $          --
                                          ========================================================================================

See Notes to Financial Statements

                                             INTERNATIONAL EQUITY        DIVERSIFIED FIXED INCOME       STRATEGIC FIXED INCOME*
                                          ----------------------------  ----------------------------  -----------------------------
                                                                                                                     FOR THE PERIOD
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FEBRUARY 14,
                                              ENDED          ENDED          ENDED          ENDED          ENDED       2005 THROUGH
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                              2006           2005           2006           2005           2006            2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $   1,178,548  $     361,534  $   6,361,548  $   5,470,208  $   1,480,035  $      72,541
Net realized gain (loss) on investments
  and foreign currencies                     10,986,345      9,612,301       (638,124)       733,524         50,604        (38,623)
Net unrealized gain (loss) on investments
  and foreign currencies                     28,819,742        200,965     (3,845,254)    (6,255,193)       463,930       (591,313)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  40,984,635     10,174,800      1,878,170        (51,461)     1,994,569       (557,395)
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                (50,356)       (99,268)      (339,352)      (376,885)            --             --
Net investment income -- Class 2               (375,207)      (783,465)    (3,414,999)    (3,744,672)            --             --
Net investment income -- Class 3               (208,956)      (167,650)    (1,715,798)      (656,318)    (1,058,051)            --
Net realized gain on investments --
  Class 1                                      (142,726)            --        (49,276)        (5,945)            --             --
Net realized gain on investments --
  Class 2                                    (1,414,631)            --       (520,898)       (62,101)            --             --
Net realized gain on investments --
  Class 3                                    (1,020,128)            --       (270,814)       (11,271)       (48,353)            --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders          (3,212,004)    (1,050,383)    (6,311,137)    (4,857,192)    (1,106,404)            --
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                      73,695,041     42,374,168     29,948,607      9,763,649     30,035,367     17,749,979
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS     111,467,672     51,498,585     25,515,640      4,854,996     30,923,532     17,192,584

NET ASSETS:
Beginning of period                         121,789,592     70,291,007    166,021,854    161,166,858     17,192,584             --
                                          ----------------------------------------------------------------------------------------
End of period+                            $ 233,257,264  $ 121,789,592  $ 191,537,494  $ 166,021,854  $  48,116,116  $  17,192,584
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $     527,847  $     452,224  $   6,361,548  $   5,470,149  $     483,950  $      72,436
                                          ========================================================================================

* See Note 1

See Notes to Financial Statements

                                                CASH MANAGEMENT                 FOCUS GROWTH                 FOCUS TECHNET
                                          ----------------------------  ----------------------------  ----------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                              ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              2006           2005           2006           2005           2006           2005
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $   1,922,653  $     572,934  $    (784,490) $     (72,439) $    (618,802) $    (435,194)
Net realized gain (loss) on investments
  and foreign currencies                          5,180             15      4,613,766      2,319,350      3,828,060      1,979,477
Net unrealized gain (loss) on investments
  and foreign currencies                          3,461        (30,016)    15,001,856     (5,641,950)     7,543,572     (3,081,843)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   1,931,294        542,933     18,831,132     (3,395,039)    10,752,830     (1,537,560)
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                (47,142)        (9,810)            --             --             --             --
Net investment income -- Class 2               (373,014)       (89,108)            --             --             --             --
Net investment income -- Class 3               (152,778)       (10,463)            --             --             --             --
Net realized gain on investments --
  Class 1                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 2                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 3                                            --             --             --             --             --             --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders            (572,934)      (109,381)            --             --             --             --
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                      (1,092,184)    (3,902,450)     5,802,756     16,150,483      5,733,666      5,220,391
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS         266,176     (3,468,898)    24,633,888     12,755,444     16,486,496      3,682,831

NET ASSETS:
Beginning of period                          64,415,016     67,883,914     96,143,649     83,388,205     39,230,786     35,547,955
                                          ----------------------------------------------------------------------------------------
End of period+                            $  64,681,192  $  64,415,016  $ 120,777,537  $  96,143,649  $  55,717,282  $  39,230,786
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $   1,922,653  $     572,934  $          --  $          --  $          (5) $          --
                                          ========================================================================================

See Notes to Financial Statements

                                            FOCUS GROWTH AND INCOME             FOCUS VALUE                ALLOCATION GROWTH*
                                          ----------------------------  ----------------------------  -----------------------------
                                                                                                                     FOR THE PERIOD
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FEBRUARY 14,
                                              ENDED          ENDED          ENDED          ENDED          ENDED       2005 THROUGH
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,       MARCH 31,
                                              2006           2005           2006           2005           2006            2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $     658,863  $     103,398  $     423,015  $     232,355  $      61,349  $      (1,215)
Net realized gain (loss) on investments
  and foreign currencies                      3,517,207        998,346      3,561,648      3,874,788        686,766           (197)
Net unrealized gain (loss) on investments
  and foreign currencies                      5,368,345       (636,922)    10,265,260      4,388,389      4,622,152        (62,261)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   9,544,415        464,822     14,249,923      8,495,532      5,370,267        (63,673)
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                     --             --             --             --             --             --
Net investment income -- Class 2               (103,802)            --        (52,156)      (384,410)            --             --
Net investment income -- Class 3                (29,676)            --             --        (93,616)      (173,908)            --
Net realized gain on investments --
  Class 1                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 2                                            --             --     (2,877,778)    (2,984,199)            --             --
Net realized gain on investments --
  Class 3                                            --             --     (1,383,973)      (845,879)       (26,833)            --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders            (133,478)            --     (4,313,907)    (4,308,104)      (200,741)            --
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                      (5,074,326)    14,515,666     16,307,710     31,202,880     52,906,293      5,371,800
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS       4,336,611     14,980,488     26,243,726     35,390,308     58,075,819      5,308,127

NET ASSETS:
Beginning of period                          71,112,358     56,131,870     88,907,143     53,516,835      5,308,127             --
                                          ----------------------------------------------------------------------------------------
End of period+                            $  75,448,969  $  71,112,358  $ 115,150,869  $  88,907,143  $  63,383,946  $   5,308,127
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $     670,434  $     133,478  $     407,705  $      12,262  $          --  $          --
                                          ========================================================================================

* See Note 1

See Notes to Financial Statements

                                          ALLOCATION MODERATE GROWTH*       ALLOCATION MODERATE*          ALLOCATION BALANCED*
                                          ----------------------------  ----------------------------  -----------------------------
                                                        FOR THE PERIOD                FOR THE PERIOD                FOR THE PERIOD
                                          FOR THE YEAR   FEBRUARY 14,   FOR THE YEAR   FEBRUARY 14,   FOR THE YEAR   FEBRUARY 14,
                                              ENDED      2005 THROUGH       ENDED      2005 THROUGH       ENDED      2005 THROUGH
                                            MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,      MARCH 31,
                                              2006           2005           2006           2005           2006           2005
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income (loss)              $     340,678  $        (963) $     384,971  $      (1,008) $     350,814  $        (986)
Net realized gain (loss) on investments
  and foreign currencies                        941,983            945        824,571           (132)       861,346             --
Net unrealized gain (loss) on investments
  and foreign currencies                      5,314,091        (47,550)     3,240,999        (57,621)     1,245,736        (43,446)
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   6,596,752        (47,568)     4,450,541        (58,761)     2,457,896        (44,432)
                                          ----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income -- Class 1                     --             --             --             --             --             --
Net investment income -- Class 2                     --             --             --             --             --             --
Net investment income -- Class 3               (470,507)            --       (492,833)            --       (424,110)            --
Net realized gain on investments --
  Class 1                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 2                                            --             --             --             --             --             --
Net realized gain on investments --
  Class 3                                       (33,512)            --       (122,641)            --       (275,207)            --
                                          ----------------------------------------------------------------------------------------
Total distributions to shareholders            (504,019)            --       (615,474)            --       (699,317)            --
                                          ----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions (Note 7)                      89,797,900      3,361,480     62,359,504      3,446,431     35,182,966      4,002,467
                                          ----------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS      95,890,633      3,313,912     66,194,571      3,387,670     36,941,545      3,958,035

NET ASSETS:
Beginning of period                           3,313,912             --      3,387,670             --      3,958,035             --
                                          ----------------------------------------------------------------------------------------
End of period+                            $  99,204,545  $   3,313,912  $  69,582,241  $   3,387,670  $  40,899,580  $   3,958,035
                                          ========================================================================================

----------
+ Includes accumulated undistributed net
  investment income (loss)                $          --  $          --  $          --  $          --  $          --  $          --
                                          ========================================================================================

* See Note 1

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies ("the Life Companies"). AIG SunAmerica Asset Management Corp. ("SAAMCo"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

Effective February 14, 2005, the following Portfolios were added to the Trust:
Strategic Fixed Income Portfolio, Allocation Growth Portfolio, Allocation Moderate Growth Portfolio, Allocation Moderate Portfolio, Allocation Balanced Portfolio. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

The investment objectives for each Portfolio are as follows:

SEASONS PORTFOLIOS

The MULTI-MANAGED GROWTH PORTFOLIO seeks long-term growth of capital.

The MULTI-MANAGED MODERATE GROWTH PORTFOLIO seeks long-term growth of capital, with capital preservation as a secondary objective.

The MULTI-MANAGED INCOME/EQUITY PORTFOLIO seeks conservation of principal while maintaining some potential for long-term growth of capital.

The MULTI-MANAGED INCOME PORTFOLIO seeks capital preservation.

The ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The STOCK PORTFOLIO seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

SEASONS SELECT PORTFOLIOS

The LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The LARGE CAP COMPOSITE PORTFOLIO seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The MID CAP GROWTH PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The MID CAP VALUE PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The SMALL CAP PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The INTERNATIONAL EQUITY PORTFOLIO seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The DIVERSIFIED FIXED INCOME PORTFOLIO seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The STRATEGIC FIXED INCOME PORTFOLIO seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The CASH MANAGEMENT PORTFOLIO seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

SEASONS FOCUSED PORTFOLIOS

The FOCUS GROWTH PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The FOCUS TECHNET PORTFOLIO seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The FOCUS GROWTH AND INCOME PORTFOLIO seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The FOCUS VALUE PORTFOLIO seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

SEASONS MANAGED ALLOCATION PORTFOLIOS

The ALLOCATION GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The ALLOCATION MODERATE GROWTH PORTFOLIO seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets plus borrowings for investment purposes in equity portfolios and at least 10% and no more than 70% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION MODERATE PORTFOLIO seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in equity portfolios and at least 20% and no more than 80% of its net assets plus borrowings for investment purposes in fixed income portfolios.

The ALLOCATION BALANCED PORTFOLIO seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets plus borrowings for investment purposes in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, and Strategic Fixed Income Portfolios, are organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are SAAMCo, Janus Capital Management LLC ("Janus"), Lord, Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

                                       AGGRESSIVE                BALANCED       FIXED
                                         GROWTH       GROWTH     COMPONENT      INCOME
                                       COMPONENT    COMPONENT   LORD ABBETT/   COMPONENT
                PORTFOLIO                SAAMCo       JANUS        SAAMCo         WMC
     -----------------------------------------------------------------------------------
     Multi-Managed Growth                 20%          40%         14%/6%         20%
     Multi-Managed Moderate Growth        18           28         12.6/5.4        36
     Multi-Managed Income/Equity           0           18           14/14         54
     Multi-Managed Income                  0            8          8.5/8.5        75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio will be allocated equally among the Managers, unless SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures abopted in good faith by the Board of Directors.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers. Mutual funds held by the Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Directors.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities.

Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain
(loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

REPURCHASE AGREEMENTS: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At March 31, 2006, the following Portfolios held a percentage of an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                                                PERCENTAGE          PRINCIPAL
     PORTFOLIO                                   INTEREST            AMOUNT
     -------------------------------------------------------------------------
     Multi-Managed Growth                          1.79%           $ 1,820,000
     Multi-Managed Moderate Growth                 4.30              4,362,000
     Large Cap Composite                           0.50                511,000
     Small Cap                                     6.05              6,137,000
     Diversified Fixed Income                      0.70                710,000
     Focus TechNet                                 0.37                379,000
     Focus Growth and Income                       0.43                437,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

State Street Bank & Trust Co. Repurchase Agreement, dated March 31, 2006, bearing interest at a rate of 4.00% per annum, with a principal amount of $101,454,000, a repurchase price of $101,487,818, and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

                             INTEREST   MATURITY      PRINCIPAL       MARKET
     TYPE OF COLLATERAL        RATE       DATE         AMOUNT         VALUE
     ---------------------------------------------------------------------------
     U.S. Treasury Notes        2.25%   04/30/06     $ 89,725,000   $ 90,397,938
     U.S. Treasury Notes        4.63    05/15/06       12,865,000     13,086,522

     In addition, at March 31, 2006, the following Portfolios held a percentage of an undivided interest in two separate joint repurchase agreements with UBS Securities, LLC. The following Portfolios held the first one:

                                                      PERCENTAGE      PRINCIPAL
     PORTFOLIO                                         INTEREST        AMOUNT
     ---------------------------------------------------------------------------
     Multi-Managed Growth                                  0.36%     $   625,000
     Multi-Managed Moderate Growth                         0.95        1,630,000
     Multi-Managed Income/Equity                           1.12        1,935,000
     Multi-Managed Income                                  0.98        1,695,000
     Large Cap Value                                       0.75        1,285,000
     Mid Cap Growth                                        1.33        2,300,000
     Diversified Fixed Income                              0.43          750,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Securities, LLC Repurchase Agreement, dated March 31, 2006, bearing interest at a rate of 4.53% per annum, with a principal amount of $172,420,000, a repurchase price of $172,485,089, and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

                                           INTEREST   MATURITY     PRINCIPAL        MARKET
     TYPE OF COLLATERAL                      RATE       DATE         AMOUNT         VALUE
     -----------------------------------------------------------------------------------------
     U.S. Treasury Discount Bills             4.64%   09/28/06   $ 180,101,000   $ 175,899,444

The second UBS Securities, LLC joint repurchase agreement was held in the following Portfolio:

                                                                   PERCENTAGE      PRINCIPAL
     PORTFOLIO                                                      INTEREST        AMOUNT
     -----------------------------------------------------------------------------------------
     Diversified Fixed Income                                         2.32%       $ 11,000,000

As of such date, the repurchase agreement in the joint account and the collateral thereof were as follows:

UBS Securities, LLC Repurchase Agreement, dated March 31, 2006, bearing interest at a rate of 4.53% per annum, with a principal amount of $475,000,000, a repurchase price of $475,179,313, and a maturity date of April 3, 2006. The repurchase agreement is collateralized by the following:

                                           INTEREST   MATURITY     PRINCIPAL        MARKET
     TYPE OF COLLATERAL                      RATE       DATE         AMOUNT         VALUE
     -----------------------------------------------------------------------------------------
     U.S. Treasury Inflation Index Bonds      2.00%   01/15/26   $  50,000,000   $  47,500,000
     U.S. Treasury Inflation Index Bonds      3.63    04/15/28     183,239,000     280,126,621
     U.S. Treasury Inflation Index Bonds      3.88    04/15/29     100,000,000     156,875,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other illiquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

SWAP CONTRACTS: Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

MORTGAGE-BACKED DOLLAR ROLLS: Certain Portfolios may enter into dollar roll transactions using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. During the year ended March 31, 2006, none of the portfolios entered into dollar roll transactions.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

OPTIONS: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

During the year ended March 31, 2006, there were no written option contracts outstanding.

SHORT SALES: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3. FEDERAL INCOME TAXES: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, treatment of defaulted securities and derivative transactions.

                                                         FOR THE YEAR ENDED MARCH 31, 2006
                                      ------------------------------------------------------------------------
                                                 DISTRIBUTABLE EARNINGS                  TAX DISTRIBUTIONS
                                      ---------------------------------------------  -------------------------
                                                   LONG-TERM GAIN/    UNREALIZED
                                       ORDINARY     CAPITAL LOSS     APPRECIATION     ORDINARY     LONG-TERM
PORTFOLIO                               INCOME        CARRYOVER     (DEPRECIATION)*    INCOME     CAPITAL GAIN
--------------------------------------------------------------------------------------------------------------
Multi-Managed Growth                  $ 1,142,321  $   (29,051,699) $    17,818,363  $ 1,021,458  $         --
Multi-Managed Moderate Growth           4,118,270      (10,172,216)      20,897,211    3,451,229            --
Multi-Managed Income/Equity             6,330,514          (44,565)       8,979,351    5,339,766            --
Multi-Managed Income                    5,785,768        2,039,398        1,924,304    5,217,792            --
Asset Allocation: Diversified Growth    6,688,215        5,521,735       42,203,762    4,815,350            --
Stock                                     523,205       19,823,442       45,044,230    1,170,025            --
Large Cap Growth                               --       (5,896,262)      19,252,695      284,984            --
Large Cap Composite                       176,147         (623,680)       3,842,601      250,271            --
Large Cap Value                         3,676,168        8,031,342       22,478,352    1,481,104     1,077,058
Mid Cap Growth                          3,832,972        7,445,698       29,563,341           --     4,040,715
Mid Cap Value                           4,184,120       16,057,268       34,411,995    4,042,451     7,985,996
Small Cap                               4,945,877        3,568,638       18,492,886           --     1,126,934
International Equity                    9,669,589        3,455,265       36,698,085      634,519     2,577,485
Diversified Fixed Income                6,361,548           34,217       (4,085,109)   5,547,937       763,200
Strategic Fixed Income                    486,083               --         (127,393)   1,106,404            --
Cash Management                         1,927,703               --          (24,890)     572,934            --
Focus Growth                                   --       (4,474,405)      24,077,838           --            --
Focus TechNet                              21,471        1,394,628        7,884,007           --            --
Focus Growth and Income                   898,092        3,624,608       11,144,244      133,478            --
Focus Value                               408,411        3,193,292       19,909,148    1,584,995     2,728,912
Allocation Growth                         149,014          414,152        4,543,800      200,741            --
Allocation Moderate Growth                274,389          517,095        5,253,681      504,019            --
Allocation Moderate                       262,035          356,114        3,159,163      615,474            --
Allocation Balanced                       333,400          199,917        1,181,816      699,317            --

----------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

                                                                TAX DISTRIBUTIONS FOR THE
                                                                YEAR ENDED MARCH 31, 2005
                                                               ---------------------------
                                                                 ORDINARY      LONG-TERM
PORTFOLIO                                                         INCOME         GAIN
------------------------------------------------------------------------------------------
Multi-Managed Growth                                           $    712,134   $         --
Multi-Managed Moderate Growth                                     2,555,430             --
Multi-Managed Income/Equity                                       4,307,723             --
Multi-Managed Income                                              4,367,243             --
Asset Allocation: Diversified Growth                              3,875,866             --
Stock                                                                    --             --
Large Cap Growth                                                         --             --
Large Cap Composite                                                  40,620             --
Large Cap Value                                                     935,358             --
Mid Cap Growth                                                           --             --
Mid Cap Value                                                       998,632      2,092,895
Small Cap                                                                --             --
International Equity                                              1,050,383             --
Diversified Fixed Income                                          4,777,875         79,317
Strategic Fixed Income                                                   --             --
Cash Management                                                     109,381             --
Focus Growth                                                             --             --
Focus TechNet                                                            --             --
Focus Growth and Income                                                  --             --
Focus Value                                                       4,308,104             --
Allocation Growth                                                        --             --
Allocation Moderate Growth                                               --             --
Allocation Moderate                                                      --             --
Allocation Balanced                                                      --             --

As of March 31, 2006, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

                                                                CAPITAL LOSS CARRYFORWARD
                                                               ---------------------------
PORTFOLIO                                                          2011           2012
------------------------------------------------------------------------------------------
Multi-Managed Growth                                           $ 27,179,275   $  1,872,424
Multi-Managed Moderate Growth                                     8,339,923      1,832,293
Multi-Managed Income/Equity                                          44,565             --
Multi-Managed Income                                                     --             --
Asset Allocation: Diversified
Growth                                                                   --             --
Stock                                                                    --             --
Large Cap Growth                                                  3,591,396      2,304,866
Large Cap Composite                                                 347,027        276,653
Large Cap Value                                                          --             --
Mid Cap Growth                                                           --             --
Mid Cap Value                                                            --             --
Small Cap                                                                --             --
International Equity                                                     --             --
Diversified Fixed Income                                                 --             --
Strategic Fixed Income                                                   --             --
Cash Management                                                          --             --
Focus Growth                                                      4,474,405             --
Focus TechNet                                                            --             --
Focus Growth and Income                                                  --             --
Focus Value                                                              --             --
Allocation Growth                                                        --             --
Allocation Moderate Growth                                               --             --
Allocation Moderate                                                      --             --
Allocation Balanced                                                      --             --

The Portfolio's indicated below utilized capital loss carryforwards, which offset net taxable gains realized in the year ended March 31, 2006.

                                                                              CARRYFORWARD
                                                                              CAPITAL LOSS
PORTFOLIO                                                                       UTILIZED
------------------------------------------------------------------------------------------
Multi-Managed Growth                                                          $ 20,363,536
Multi-Managed Moderate Growth                                                   28,161,304
Multi-Managed Income/Equity                                                     12,649,446
Multi-Managed Income                                                             2,348,021
Asset Allocation: Diversified Growth                                            10,862,019
Stock                                                                            7,537,342
Large Cap Growth                                                                10,496,585
Large Cap Composite                                                              1,969,903
Large Cap Value                                                                         --
Mid Cap Growth                                                                          --
Mid Cap Value                                                                           --
Small Cap                                                                               --
International Equity                                                                    --
Diversified Fixed Income                                                                --
Strategic Fixed Income                                                                  --
Cash Management                                                                         62
Focus Growth                                                                     3,896,796
Focus TechNet                                                                    1,666,181
Focus Growth and Income                                                            433,408
Focus Value                                                                             --
Allocation Growth                                                                       --
Allocation Moderate Growth                                                              --
Allocation Moderate                                                                     --
Allocation Balanced                                                                     --

Under the current tax law, capital losses related to securities and foreign currency realized after October 31 and prior to the Portfolio's fiscal year end may be deferred as occuring on the first day of the following year. For the fiscal year ended March 31, 2006, the Portfolios which elected to defer capital and currency losses were as follows:

                                                                 DEFERRED       DEFERRED
                                                               POST-OCTOBER   POST-OCTOBER
PORTFOLIO                                                      CAPITAL LOSS  CURRENCY LOSS
------------------------------------------------------------------------------------------
Multi-Managed Growth                                           $         --  $          --
Multi-Managed Moderate Growth                                            --             --
Multi-Managed Income/Equity                                              --             --
Multi-Managed Income                                                     --             --
Asset Allocation: Diversified
Growth                                                                   --        177,318
Stock                                                                    --         19,042
Large Cap Growth                                                         --            513
Large Cap Composite                                                      --             --
Large Cap Value                                                          --             93
Mid Cap Growth                                                           --            480
Mid Cap Value                                                            --             --
Small Cap                                                                --             --
International Equity                                                     --        144,898
Diversified Fixed Income                                            599,675             --
Strategic Fixed Income                                               27,583            337
Cash Management                                                          --             --
Focus Growth                                                             --             --
Focus TechNet                                                            --              5
Focus Growth and Income                                             267,698             --
Focus Value                                                              --            706
Allocation Growth                                                        --             --
Allocation Moderate Growth                                               --             --
Allocation Moderate                                                      --             --
Allocation Balanced                                                      --             --

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                       AGGREGATE      AGGREGATE
                                       UNREALIZED     UNREALIZED      GAIN (LOSS)      COST OF
PORTFOLIO                                 GAIN           LOSS             NET        INVESTMENTS
-------------------------------------------------------------------------------------------------
Multi-Managed Growth                  $  19,701,880  $  (1,895,726)  $  17,806,090  $ 135,633,068
Multi-Managed Moderate Growth            25,115,935     (4,260,162)     20,855,773    267,722,501
Multi-Managed Income/Equity              13,101,073     (4,173,968)      8,927,030    230,015,848
Multi-Managed Income                      5,216,742     (3,344,064)      1,872,678    167,326,847
Asset Allocation: Diversified Growth     51,074,938    (10,580,530)     40,494,408    353,313,457
Stock                                    48,835,392     (3,786,435)     45,048,957    269,675,179
Large Cap Growth                         21,416,358     (2,163,667)     19,252,691    160,861,941
Large Cap Composite                       5,314,479     (1,471,402)      3,843,077     41,975,525
Large Cap Value                          26,895,824     (4,417,586)     22,478,238    194,129,315
Mid Cap Growth                           32,240,411     (2,677,035)     29,563,376    128,157,297
Mid Cap Value                            37,299,643     (2,887,649)     34,411,994    162,572,173
Small Cap                                22,639,292     (4,146,406)     18,492,886    137,284,581
International Equity                     40,729,597     (3,925,466)     36,804,131    199,413,413
Diversified Fixed Income                    849,304     (4,934,412)     (4,085,108)   192,461,727
Strategic Fixed Income                      848,555       (975,910)       (127,355)    49,994,845
Cash Management                                 717        (25,607)        (24,890)    67,521,991
Focus Growth                             25,866,559     (1,788,722)     24,077,837     96,289,216
Focus TechNet                             9,345,387     (1,461,380)      7,884,007     47,945,840
Focus Growth and Income                  11,577,211       (432,970)     11,144,241     64,148,227
Focus Value                              20,353,292       (443,657)     19,909,635     95,117,567
Allocation Growth Strategy                4,575,543        (31,743)      4,543,800     58,482,899
Allocation Moderate Growth Strategy       5,569,424       (315,743)      5,253,681     93,547,241
Allocation Moderate Strategy              3,509,395       (350,232)      3,159,163     66,114,041
Allocation Balanced Strategy              1,502,662       (320,847)      1,181,815     39,624,899

For the year ended March 31, 2006, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to net investment losses, dividends from regulated investment companies, treatment of foreign currency, investments in passive foreign investment companies and investments in real estate investment trusts, to the components of net assets as follows:

                                             ACCUMULATED
                                          UNDISTRIBUTED NET       ACCUMULATED
                                             INVESTMENT        UNDISTRIBUTED NET
                                            INCOME (LOSS)     REALIZED GAIN (LOSS)  CAPITAL PAID-IN
                                          ---------------------------------------------------------
Multi-Managed Growth                      $           5,765   $             (5,765) $            --
Multi-Managed Moderate Growth                        26,120                (26,120)              --
Multi-Managed Income/Equity                          31,469                (31,469)              --
Multi-Managed Income                                 36,313                (36,313)              --
Asset Allocation: Diversified Growth                207,898               (207,898)              --
Stock                                               (94,353)                94,353               --
Large Cap Growth                                     59,582                    477          (60,059)
Large Cap Composite                                  (2,059)                 2,059               --
Large Cap Value                                        (950)                   949                1
Mid Cap Growth                                      394,997               (394,997)              --
Mid Cap Value                                             6                     (6)              --
Small Cap                                           197,257               (197,257)              --
International Equity                               (468,406)               468,406               --
Diversified Fixed Income                                 --                     --               --
Strategic Fixed Income                              (10,470)                10,470               --
Cash Management                                          --                     --               --
Focus Growth                                        784,490                     --         (784,490)
Focus TechNet                                       618,797               (618,797)              --
Focus Growth and Income                              11,571                (11,571)              --
Focus Value                                          24,584                (24,584)              --
Allocation Growth                                   112,559               (112,559)              --
Allocation Moderate Growth                          129,829               (129,829)              --
Allocation Moderate                                 107,862               (107,862)              --
Allocation Balanced                                  73,296                (73,296)              --

4. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT, AND SERVICE AGREEMENT (12b-1
PLAN): SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

                                                                                   MANAGEMENT
      PORTFOLIO                                                       ASSETS          FEES
      ---------------------------------------------------------------------------------------
      Multi-Managed Growth                                        >0                     0.89%
      Multi-Managed Moderate Growth                               >0                     0.85%
      Multi-Managed Income/Equity                                 >0                     0.81%
      Multi-Managed Income                                        >0                     0.77%
      Asset Allocation: Diversified Growth+                       0-$250 million         0.85%
                                                                  >$250 million          0.80%
                                                                  >$500 million          0.75%
      Stock                                                       >0                     0.85%
      Large Cap Growth, Large Cap Composite, Large Cap Value      0-$250 million         0.80%
                                                                  >$250 million          0.75%
                                                                  >$500 million          0.70%
      Mid Cap Growth, Mid Cap Value, Small Cap                    0-$250 million         0.85%
                                                                  >$250 million          0.80%
                                                                  >$500 million          0.75%
      International Equity                                        0-$250 million         0.95%
                                                                  >$250 million          0.90%
                                                                  >$500 million          0.85%
      Diversified Fixed Income                                    0-$200 million         0.70%
                                                                  >$200 million          0.65%
                                                                  >$400 million          0.60%
      Strategic Fixed Income                                      0-$200 million         0.80%
                                                                  >$200 million          0.75%
                                                                  >$500 million          0.70%
      Cash Management*                                            0-$100 million        0.475%
                                                                  >$100 million          0.45%
                                                                  >$500 million         0.425%
                                                                  >$1 billion            0.40%
      Focus Growth                                                >0                     1.00%
      Focus TechNet                                               >0                     1.20%
      Focus Growth and Income                                     >0                     1.00%
      Focus Value                                                 >0                     1.00%
      Allocation Growth, Allocation Moderate Growth,
        Allocation Moderate, Allocation Balanced                  >0                     0.10%

+ Effective October 1, 2005, the Advisor voluntarily agreed to, until further notice, waive 0.10% of investment advisory fees for the Asset Allocation:
   Diversified Growth Portfolio. For the year ended March 31, 2006, the amount of advisory fees waived were $194,837.

* Effective October 1, 2005, SAAMCo agreed to eliminate the 5 basis point waiver of its management fees on the Cash Management Portfolio. For the period from April 1, 2005 through September 30, 2005, $16,920 were waived on the Cash Management Portfolio.

The Agreement authorizes SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Each of the Subadvisers, except AIG Global Investment Corp. ("AIGGIC"), is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

PORTFOLIO                              SUBADVISER
--------------------------------------------------------------------------------
Multi-Managed Growth                   Janus Capital Management, LLC
                                       Lord, Abbett & Co., LLC*
                                       SAAMCo
                                       Wellington Management Company, LLP

PORTFOLIO                              SUBADVISER
--------------------------------------------------------------------------------
Multi-Managed Moderate Growth          Janus Capital Management, LLC
                                       Lord, Abbett & Co., LLC*
                                       SAAMCo
                                       Wellington Management Company, LLP
Multi-Managed Income/Equity            Janus Capital Management, LLC
                                       Lord, Abbett & Co., LLC*
                                       SAAMCo
                                       Wellington Management Company, LLP
Multi-Managed Income                   Janus Capital Management, LLC
                                       Lord, Abbett & Co., LLC*
                                       SAAMCo
                                       Wellington Management Company, LLP
Asset Allocation: Diversified Growth@  Putnam Investment Management, LLC
Stock                                  T. Rowe Price Associates, Inc.
Large Cap Growth                       AIGGIC
                                       Goldman Sachs Asset Management, L.P.
                                       Janus Capital Management, LLC
Large Cap Composite                    AIGGIC
                                       SAAMCo
                                       T. Rowe Price Associates, Inc.
Large Cap Value                        AIGGIC
                                       T. Rowe Price Associates, Inc.
                                       Wellington Management Company, LLP
Mid Cap Growth                         AIGGIC
                                       T. Rowe Price Associates, Inc.
                                       Wellington Management Company, LLP
Mid Cap Value                          AIGGIC
                                       Goldman Sachs Asset Management, L.P.
                                       Lord, Abbett & Co., LLC
Small Cap                              AIGGIC
                                       Salomon Brothers Asset Management, Inc.
                                       SAAMCo
International Equity                   AIGGIC
                                       Goldman Sachs Asset Management International
                                       Lord, Abbett & Co., LLC
Diversified Fixed Income               AIGGIC
                                       SAAMCo
                                       Wellington Management Company, LLP
Strategic Fixed Income                 AIGGIC
                                       Franklin Advisers, Inc.
                                       Salomon Brothers Asset Management, Inc.
Cash Management                        Columbia Management Advisors, LLC (formerly Banc of
                                         America Capital Management, LLC)
Focus Growth                           Janus Capital Management, LLC
                                       Credit Suisse Asset Management, LLC
                                       Marsico Capital Management, LLC
Focus TechNet                          RCM Capital Management, LLC
                                       SAAMCo
                                       BAMCO, Inc.
Focus Growth and Income                SAAMCo*
                                       Marsico Capital Management, LLC
                                       Thornburg Investment Management, Inc.
Focus Value                            Northern Trust Investments, N.A.+
                                       Third Avenue Management, LLC
                                       J.P. Morgan Asset Management, Inc.
Allocation Growth                      Ibbotson Associates Advisors, LLC
Allocation Moderate Growth             Ibbotson Associates Advisors, LLC
Allocation Moderate                    Ibbotson Associates Advisors, LLC
Allocation Balanced                    Ibbotson Associates Advisors, LLC

* Effective January 23, 2006, Lord Abbett & Co., LLC assumed the day to day management of the equity portion of the balanced component of the Multi-Managed Portfolios from SAAMCo.
@ Effective October 1, 2005, Putnam Investment Management, LLC agreed to, until further notice, waive 0.10% of subadvisory fees. The amount of such waiver was $194,837. This amount is reflected in the Statement of Operations.
* Effective August 1, 2005, SAAMCo assumed the day to day management of the portion of the portfolio previously managed by Harris Associates, L.P. for the Focus Growth and Income Portfolio.
+ Effective January 23, 2006, Northern Trust Investments, N.A. replaced American Century Investment Management, Inc. as one of the SubAdvisers for the Focus Value Portfolio.

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets:

     PORTFOLIO                                                      CLASS 1    CLASS 2    CLASS 3
     --------------------------------------------------------------------------------------------
     Large Cap Composite                                             1.10%      1.25%      1.35%
     Large Cap Growth                                                1.10       1.25       1.35
     Large Cap Value                                                 1.10       1.25       1.35
     Mid Cap Growth                                                  1.15       1.30       1.40
     Mid Cap Value                                                   1.15       1.30       1.40
     Small Cap                                                       1.15       1.30       1.40
     International Equity                                            1.30       1.45       1.55
     Strategic Fixed Income                                            --         --       1.55
     Focus Growth                                                    1.30       1.45       1.55
     Focus TechNet                                                     --       1.65       1.75
     Focus Growth and Income                                           --       1.45       1.55
     Focus Value                                                       --       1.45       1.55
     Allocation Growth Strategy                                        --         --       0.35
     Allocation Moderate Growth Strategy                               --         --       0.35
     Allocation Moderate Strategy                                      --         --       0.35
     Allocation Balanced Strategy                                      --         --       0.35

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the fiscal year ending March 31, 2006, SAAMCo has agreed to waive fees or reimburse expenses as follows:

     PORTFOLIO                                                                       AMOUNT
     ---------------------------------------------------------------------------------------
     Large Cap Composite                                                           $  48,838
     Small Cap                                                                        60,269
     International Equity                                                            125,226
     Focus Growth                                                                         62
     Focus TechNet                                                                    16,936
     Focus Growth and Income                                                           1,057
     Focus Value                                                                       5,804
     Allocation Growth Strategy                                                       11,613
     Allocation Moderate Growth Strategy                                              10,987
     Allocation Moderate Strategy                                                     11,296
     Allocation Balanced Strategy                                                     11,596

At March 31, 2006, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

                                                                                 BALANCE
                                                                    AMOUNT      SUBJECT TO
     PORTFOLIO                                                     RECOUPED     RECOUPMENT
     -------------------------------------------------------------------------------------
     Large Cap Composite                                           $     --     $  112,287
     Small Cap                                                       36,841         51,926
     International Equity                                            66,664        135,679
     Strategic Fixed Income                                          28,508             --
     Focus Growth                                                    27,750             62
     Focus TechNet                                                   46,853         83,422

                                                                                 BALANCE
                                                                    AMOUNT      SUBJECT TO
     PORTFOLIO                                                     RECOUPED     RECOUPMENT
     -------------------------------------------------------------------------------------
     Focus Growth and Income                                       $ 73,465     $    1,057
     Focus Value                                                     76,380          5,804
     Allocation Growth Strategy                                      27,209             --
     Allocation Moderate Growth Strategy                             27,079             --
     Allocation Moderate Strategy                                    26,658             --
     Allocation Balanced Strategy                                    12,511         14,427

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the year ended March 31, 2006, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On January 28, 2004, the Diversified Fixed Income Portfolio purchased $150,000 par value of ASIF Global Finance, 2.50% 01/30/2007. The Portfolio has an investment restriction which prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of SAAMCo. On November 30, 2005, the entire position was sold, resulting in a $3,627 loss to the Portfolio, which was reimbursed by WMC, a subadviser for the Portfolio.

On January 11, 2006, the Asset Allocation: Diversified Growth Portfolio purchased $145,000 par value of ILFC E-Capital Trust 144A, 6.25% 12/21/2065.The Portfolio has an investment restriction which prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of SAAMCo. On March 30, 2006, the entire position was sold resulting in an $8,439 loss to the Portfolio, which will be reimbursed by Putnam Investment Management, LLC, the subadvisor for the Portfolio.

On March 10, 2006, the Asset Allocation: Diversified Growth Portfolio opened 2,232 contracts of a one year total return swap on the Lehman High Yield Index. The Portfolio has an investment restriction which prohibits the Portfolio from investing in fixed income total return swaps. On March 15, 2006, the swap was reallocated resulting in a $17,017 loss to the Portfolio, which was reimbursed by Putnam Investment Management, LLC, the subadviser for the Portfolio.

On January 20, 2006, the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios inadvertently purchased 6,300; 10,800; 10,200; and 4,300 shares, respectively, of AIG. The Portfolios have an investment restriction which prohibits the Portfolios from acquiring any security issued by AIG or another affiliate of SAAMCo. On January 27, 2006 the entire positions were sold to correct this error, resulting in losses of $4,049, $6,941, $6,555, and $2,763, respectively, which will be reimbursed.

5. EXPENSE REDUCTIONS: Through expense offset arrangements resulting from broker commission recapture, a portion of certain Portfolio's expenses have been reduced. For the year ended March 31, 2006, the amount of expense reductions received by each Portfolio used to offset the Portfolio's non-affiliated expenses, were as follows:

                                                                                   TOTAL
                                                                                  EXPENSE
     PORTFOLIO                                                                  REDUCTIONS
     -------------------------------------------------------------------------------------
     Multi-Managed Growth                                                       $    8,518
     Multi-Managed Moderate Growth                                                  13,950
     Multi-Managed Income/Equity                                                    10,931
     Multi-Managed Income Growth                                                     1,249
     Asset Allocation: Diversified Growth                                           49,126
     Stock                                                                          13,981
     Large Cap Growth                                                                2,870
     Large Cap Growth Composite                                                        970
     Large Cap Value                                                                   378
     Mid-Cap Growth                                                                     68
     Small Cap                                                                         749
     Focus Growth                                                                    1,534

6. PURCHASES AND SALES OF SECURITIES: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended March 31, 2006 were as follows:

                           PURCHASES OF PORTFOLIO        SALES OF PORTFOLIO
                         SECURITIES (EXCLUDING U.S.  SECURITIES (EXCLUDING U.S.     PURCHASE OF U.S.        SALES OF U.S.
PORTFOLIO                  GOVERNMENT SECURITIES)      GOVERNMENT SECURITIES)    GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth          $  134,424,156              $  144,836,694            $  26,588,854          $  26,670,112
Multi-Managed Moderate
  Growth                         242,539,251                 247,101,207               81,830,284             77,602,230

                           PURCHASES OF PORTFOLIO        SALES OF PORTFOLIO
                         SECURITIES (EXCLUDING U.S.  SECURITIES (EXCLUDING U.S.     PURCHASE OF U.S.        SALES OF U.S.
PORTFOLIO                  GOVERNMENT SECURITIES)      GOVERNMENT SECURITIES)    GOVERNMENT SECURITIES  GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------------
Multi-Managed
  Income/Equity                  175,387,231                 169,524,235              107,376,962            108,985,304
Multi-Managed Income             104,560,261                 100,486,324              102,249,059            103,850,577
Asset Allocation:
  Diversified  Growth            345,207,877                 364,472,294              103,161,179            113,436,672
Stock                            136,347,947                 169,184,153                       --                     --
Large Cap Growth                 117,200,473                  75,295,102                       --                     --
Large Cap Composite               29,722,384                  29,387,723                       --                     --
Large Cap Value                  108,759,052                  69,131,163                       --                     --
Mid Cap Growth                   118,977,212                 108,439,020                       --                     --
Mid Cap Value                     88,820,101                  81,177,977                       --                     --
Small Cap                        126,658,913                  95,610,382                       --                     --
International Equity             182,197,394                 110,453,014                       --                     --
Diversified Fixed Income          48,654,184                  37,179,335              141,209,752            119,594,719
Strategic Fixed Income            29,254,190                   9,265,872                9,113,219              3,054,733
Cash Management                           --                          --                       --                     --
Focus Growth                      96,680,950                  98,644,789                       --                     --
Focus TechNet                     55,468,268                  50,457,805                       --                     --
Focus Growth and Income          113,549,446                 115,259,283                       --                     --
Focus Value                      162,566,410                 141,864,248                       --                     --
Allocation Growth                 58,586,888                   6,999,706                       --                     --
Allocation Moderate
  Growth                          97,577,338                   8,731,537                       --                     --
Allocation Moderate               71,294,607                  10,010,379                       --                     --
Allocation Balanced               50,538,026                  16,498,263                       --                     --

7. CAPITAL SHARE TRANSACTIONS: Transactions in capital shares of each class of each Portfolio were as follows:

                                                             MULTI-MANAGED GROWTH PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             109,012  $   1,395,680      198,148  $   2,171,490      897,044  $  11,147,210    1,141,961  $  12,554,813
Reinvested
  dividends              26,922        349,796       27,315        315,632       41,070        532,778       30,024        346,466
Shares redeemed      (1,260,012)   (15,592,506)  (1,317,331)   (14,695,013)  (1,237,546)   (15,234,407)  (1,590,846)   (17,527,906)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)         (1,124,078) $ (13,847,030)  (1,091,868) $ (12,207,891)    (299,432) $  (3,554,419)    (418,861) $  (4,626,627)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                MULTI-MANAGED GROWTH PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold             782,434  $   9,693,111    1,503,103  $  16,517,596
Reinvested
  dividends              10,716        138,884        4,340         50,036
Shares redeemed        (233,663)    (2,869,713)    (193,192)    (2,172,691)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)            559,487  $   6,962,282    1,314,251  $  14,394,941
                    ===========  =============  ===========  =============

                                                       MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             227,719  $   2,883,556      274,027  $   3,133,776    1,535,797  $  19,454,472    2,276,131  $  26,143,152
Reinvested
  dividends              56,608        731,021       57,844        688,642      161,275      2,078,727      131,642      1,564,541
Shares redeemed      (1,275,601)   (16,020,617)  (1,430,003)   (16,519,363)  (2,129,134)   (26,673,362)  (2,572,883)   (29,585,941)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)           (991,274) $ (12,406,040)  (1,098,132) $ (12,696,945)    (432,062) $  (5,140,163)    (165,110) $  (1,878,248)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                           MULTI-MANAGED MODERATE GROWTH PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           1,574,160  $  19,706,403    3,174,595  $  36,305,966
Reinvested
  dividends              49,811        641,481       25,450        302,247
Shares redeemed        (593,961)    (7,455,471)    (270,890)    (3,143,962)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)          1,030,010  $  12,892,413    2,929,155  $  33,464,251
                    ===========  =============  ===========  =============

                                                        MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             191,243  $   2,383,228      308,763  $   3,643,825    1,396,018  $  17,328,291    1,996,824  $  23,480,281
Reinvested
  dividends              78,763        980,337       81,385        980,339      267,438      3,323,279      227,619      2,737,754
Shares redeemed      (1,035,570)   (12,864,317)  (1,102,398)   (13,068,145)  (2,153,742)   (26,612,156)  (2,323,362)   (27,393,554)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)           (765,564) $  (9,500,752)    (712,250) $  (8,443,981)    (490,286) $  (5,960,586)     (98,919) $  (1,175,519)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                             MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           1,164,825  $  14,365,243    3,005,481  $  35,287,336
Reinvested
  dividends              83,458      1,036,150       49,062        589,630
Shares redeemed        (597,028)    (7,370,971)    (387,008)    (4,567,668)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)            651,255  $   8,030,422    2,667,535  $  31,309,298
                    ===========  =============  ===========  =============

                                                        MULTI-MANAGED INCOME/EQUITY PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             209,196  $   2,565,637      250,684  $   2,981,175    1,294,162  $  15,802,153    2,062,485  $  24,611,252
Reinvested
  dividends              88,740      1,074,887       86,293      1,044,217      272,425      3,294,895      229,749      2,776,282
Shares redeemed        (936,679)   (11,505,967)    (835,759)   (10,035,394)  (2,231,612)   (27,374,370)  (2,517,886)   (30,153,353)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)           (638,743) $  (7,865,443)    (498,782) $  (6,010,002)    (665,025) $  (8,277,322)    (225,652) $  (2,765,819)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                MULTI-MANAGED INCOME PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold             766,228  $   9,369,422    1,917,055  $  22,872,780
Reinvested
  dividends              70,166        848,010       45,276        546,744
Shares redeemed        (397,855)    (4,877,860)    (473,063)    (5,676,517)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)            438,539  $   5,339,572    1,489,268  $  17,743,007
                    ===========  =============  ===========  =============

                                                    ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             332,615  $   3,896,766      380,978  $   4,129,411    2,287,430  $  26,908,616    3,326,829  $  36,078,034
Reinvested
  dividends              91,321      1,100,000       97,591      1,098,263      239,608      2,882,308      207,451      2,331,876
Shares redeemed      (2,346,226)   (27,900,162)  (2,401,601)   (26,334,019)  (4,234,019)   (50,328,262)  (4,712,575)   (51,363,390)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)         (1,922,290) $ (22,903,396)  (1,923,032) $ (21,106,345)  (1,706,981) $ (20,537,338)  (1,178,295) $ (12,953,480)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                        ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           1,996,933  $  23,452,227    4,620,273  $  49,948,055
Reinvested
  dividends              69,322        833,042       39,690        445,727
Shares redeemed      (1,045,139)   (12,463,352)    (696,665)    (7,672,193)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)          1,021,116  $  11,821,917    3,963,298  $  42,721,589
                    ===========  =============  ===========  =============

                                                                   STOCK PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             150,721  $   2,470,994      392,872  $   5,888,376    1,235,590  $  20,187,116    2,289,065  $  34,069,964
Reinvested
  dividends              19,135        329,037           --             --       39,817        680,617           --             --
Shares redeemed      (1,417,030)   (23,384,857)  (1,487,414)   (22,404,629)  (2,472,644)   (40,541,933)  (2,791,852)   (41,675,024)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)         (1,247,174) $ (20,584,826)  (1,094,542) $ (16,516,253)  (1,197,237) $ (19,674,200)    (502,787) $  (7,605,060)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                        STOCK PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           1,152,066  $  18,701,007    2,761,127  $  40,835,178
Reinvested
  dividends               9,403        160,371           --             --
Shares redeemed        (613,714)   (10,058,787)    (395,321)    (5,966,478)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)            547,755  $   8,802,591    2,365,806  $  34,868,700
                    ===========  =============  ===========  =============

                                                              LARGE CAP GROWTH PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             178,259  $   1,592,283      272,405  $   2,169,309    2,670,014  $  23,810,944    2,940,793  $  23,365,113
Reinvested
  dividends               4,649         43,762           --             --       18,716        175,057           --             --
Shares redeemed        (581,659)    (5,256,866)    (501,374)    (4,030,238)  (2,558,661)   (22,684,305)  (2,553,880)   (20,291,193)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)           (398,751) $  (3,620,821)    (228,969) $  (1,860,929)     130,069  $   1,301,696      386,913  $   3,073,920
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                  LARGE CAP GROWTH PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           5,983,403  $  53,261,150    3,071,642  $  24,491,205
Reinvested
  dividends               7,091         66,165           --             --
Shares redeemed        (926,333)    (8,131,404)    (499,672)    (4,001,254)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)          5,064,161  $  45,195,911    2,571,970  $  20,489,951
                    ===========  =============  ===========  =============

                                                            LARGE CAP COMPOSITE PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold              33,629  $     338,067      204,476  $   1,871,259      459,005  $   4,576,605      727,505  $   6,706,301
Reinvested
  dividends               2,708         27,648        1,119         10,836       17,229        175,640        3,057         29,561
Shares redeemed        (153,342)    (1,529,616)    (264,296)    (2,310,032)    (562,600)    (5,614,044)    (738,944)    (6,730,530)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)           (117,005) $  (1,163,901)     (58,701) $    (427,937)     (86,366) $    (861,799)      (8,382) $       5,332
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                LARGE CAP COMPOSITE PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold             437,814  $   4,356,955      674,570  $   6,153,071
Reinvested
  dividends               4,614         46,983           23            223
Shares redeemed        (176,129)    (1,750,330)    (128,399)    (1,189,321)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)            266,299  $   2,653,608      546,194  $   4,963,973
                    ===========  =============  ===========  =============

                                                              LARGE CAP VALUE PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             211,881  $   2,592,075      245,488  $   2,739,161    1,680,483  $  20,380,669    3,153,210  $  34,980,985
Reinvested
  dividends              17,719        218,011        9,718        112,710      123,244      1,513,643       60,687        702,709
Shares redeemed        (320,216)    (3,880,945)    (274,947)    (3,084,031)  (2,254,170)   (27,260,819)  (2,386,412)   (26,499,577)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)            (90,616) $  (1,070,859)     (19,741) $    (232,160)    (450,443) $  (5,366,507)     827,485  $   9,184,117
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                  LARGE CAP VALUE PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           5,542,529  $  67,136,391    2,604,666  $  29,118,571
Reinvested
  dividends              67,343        826,508       10,364        119,939
Shares redeemed      (1,720,094)   (20,724,189)    (339,212)    (3,798,808)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)          3,889,778  $  47,238,710    2,275,818  $  25,439,702
                    ===========  =============  ===========  =============

                                                               MID CAP GROWTH PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold              91,490  $   1,243,038      235,024  $   2,877,680    1,830,003  $  24,657,415    2,633,135  $  30,854,913
Reinvested
  dividends              30,236        416,063           --             --      190,018      2,593,837           --             --
Shares redeemed        (379,535)    (4,882,645)    (274,795)    (3,211,557)  (1,851,069)   (24,221,865)  (2,287,561)   (26,268,961)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)           (257,809) $  (3,223,544)     (39,771) $    (333,877)     168,952  $   3,029,387      345,574  $   4,585,952
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                   MID CAP GROWTH PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           1,487,085  $  20,042,904    1,823,014  $  21,230,232
Reinvested
  dividends              75,772      1,030,815           --             --
Shares redeemed        (531,133)    (6,962,836)    (276,272)    (3,214,490)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)          1,031,724  $  14,110,883    1,546,742  $  18,015,742
                    ===========  =============  ===========  =============

                                                               MID CAP VALUE PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             191,207  $   3,528,066      207,216  $   3,389,830    1,498,991  $  27,717,441    2,934,529  $  47,481,761
Reinvested
  dividends              63,848      1,167,146       19,492        334,713      427,114      7,790,067      135,095      2,315,532
Shares redeemed        (254,492)    (4,726,625)    (242,189)    (3,958,722)  (2,122,163)   (38,959,679)  (1,951,427)   (31,832,090)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)                563  $     (31,413)     (15,481) $    (234,179)    (196,058) $  (3,452,171)   1,118,197  $  17,965,203
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                   MID CAP VALUE PORTFOLIO
                    ------------------------------------------------------
                                           CLASS 3
                    ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------
Shares sold           1,682,108  $  31,119,352    1,589,257  $  25,852,805
Reinvested
  dividends             168,606      3,071,234       25,773        441,282
Shares redeemed        (720,216)   (13,306,335)    (237,339)    (3,955,348)
                    -----------  -------------  -----------  -------------
Net increase
  (decrease)          1,130,498  $  20,884,251    1,377,691  $  22,338,739
                    ===========  =============  ===========  =============

                                                                 SMALL CAP PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             489,808  $   4,604,056      531,326  $   4,569,705    2,718,945  $  25,975,157    3,529,962  $  30,724,156
Reinvested
  dividends               9,440         93,413           --             --       63,151        620,046           --             --
Shares redeemed        (466,723)    (4,419,347)    (706,538)    (6,250,465)  (2,732,675)   (25,851,531)  (3,057,487)   (26,378,515)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)             32,525  $     278,122     (175,212) $  (1,680,760)      49,421  $     743,672      472,475  $   4,345,641
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                           SMALL CAP PORTFOLIO
                      ---------------------------------------------------------
                                                CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                   FOR THE YEAR
                                ENDED                          ENDED
                            MARCH 31, 2006                 MARCH 31, 2005
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             4,299,308   $  41,083,674     2,798,795   $  24,253,757
Reinvested dividends       42,257         413,475            --              --
Shares redeemed        (1,053,255)     (9,995,223)     (627,259)     (5,469,083)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            3,288,310   $  31,501,926     2,171,536   $  18,784,674
                      ===========   =============   ===========   =============

                                                               INTERNATIONAL EQUITY PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                             CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                             FOR THE YEAR              FOR THE YEAR               FOR THE YEAR                 FOR THE YEAR
                                ENDED                     ENDED                       ENDED                       ENDED
                            MARCH 31, 2006            MARCH 31, 2005             MARCH 31, 2006                MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             344,591  $   3,281,349      191,992  $   1,559,253    3,856,256  $  36,367,560    4,663,374  $  37,378,240
Reinvested
  dividends              20,307        193,082       12,083         99,268      188,438      1,789,838       95,435        783,465
Shares redeemed        (209,894)    (1,938,516)    (195,151)    (1,564,082)  (2,832,562)   (26,193,338)  (2,195,318)  (17,254,746)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)            155,004  $   1,535,915        8,924  $      94,439    1,212,132  $  11,964,060    2,563,491  $  20,906,959
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                   INTERNATIONAL EQUITY PORTFOLIO
                      ---------------------------------------------------------
                                              CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                   FOR THE YEAR
                                ENDED                          ENDED
                            MARCH 31, 2006                 MARCH 31, 2005
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             7,996,454   $  73,900,656     3,031,802   $  24,342,764
Reinvested dividends      129,540       1,229,084        20,442         167,650
Shares redeemed        (1,614,689)    (14,934,674)     (395,213)     (3,137,644)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            6,511,305   $  60,195,066     2,657,031   $  21,372,770
                      ===========   =============   ===========   =============

                                                              DIVERSIFIED FIXED INCOME PORTFOLIO
                    ------------------------------------------------------  ------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                             FOR THE YEAR              FOR THE YEAR               FOR THE YEAR                 FOR THE YEAR
                                ENDED                     ENDED                      ENDED                        ENDED
                            MARCH 31, 2006             MARCH 31, 2005             MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT        SHARES       AMOUNT         SHARES       AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             277,412  $   2,977,061      243,761  $   2,624,671    2,266,710  $  24,346,736    3,860,934  $  41,678,727
Reinvested
  dividends              37,278        388,628       35,631        382,830      378,064      3,935,897      354,779      3,806,773
Shares redeemed        (342,821)    (3,685,725)    (503,492)    (5,432,512)  (3,745,863)   (40,157,196)  (5,295,053)   (56,967,599)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)            (28,131) $    (320,036)    (224,100) $  (2,425,011)  (1,101,089) $ (11,874,563)  (1,079,340) $ (11,482,099)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                 DIVERSIFIED FIXED INCOME PORTFOLIO
                      ---------------------------------------------------------
                                               CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                   FOR THE YEAR
                                ENDED                          ENDED
                            MARCH 31, 2006                 MARCH 31, 2005
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             5,376,550   $  57,521,475     3,239,953   $  34,841,790
Reinvested dividends      191,139       1,986,612        62,316         667,589
Shares redeemed        (1,620,540)    (17,364,881)   (1,105,372)    (11,838,620)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            3,947,149   $  42,143,206     2,196,897   $  23,670,759
                      ===========   =============   ===========   =============

                                          STRATEGIC FIXED INCOME
                      ---------------------------------------------------------
                                               CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                 FOR THE PERIOD
                                ENDED                  FEBRUARY 14, 2005 TO
                            MARCH 31, 2006                MARCH 31, 2005*
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             3,345,160   $  33,526,368     1,782,898   $  17,787,646
Reinvested dividends      112,255       1,106,404            --              --
Shares redeemed          (457,712)     (4,597,405)       (3,864)        (37,667)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            2,999,703   $  30,035,367     1,779,034   $  17,749,979
                      ===========   =============   ===========   =============

----------
* See Note 1

                                                                 CASH MANAGEMENT PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR               FOR THE YEAR                 FOR THE YEAR               FOR THE YEAR
                              ENDED                      ENDED                        ENDED                      ENDED
                          MARCH 31, 2006             MARCH 31, 2005                MARCH 31, 2006            MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             426,649  $   4,683,047      678,164  $   7,331,035    5,386,987  $  58,933,049    7,177,217  $  77,421,649
Reinvested
  dividends               4,307         47,142          908          9,810       34,121        373,014        8,259         89,108
Shares redeemed        (413,199)    (4,525,337)    (936,402)   (10,112,348)  (6,330,116)   (69,330,682)  (7,842,761)   (84,621,816)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)             17,757  $     204,852     (257,330) $  (2,771,503)    (909,008) $ (10,024,619)    (657,285) $  (7,111,059)
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                      CASH MANAGEMENT PORTFOLIO
                      ---------------------------------------------------------
                                               CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                   FOR THE YEAR
                                ENDED                          ENDED
                            MARCH 31, 2006                 MARCH 31, 2005
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             3,122,926   $  34,139,298     3,096,595   $  33,360,645
Reinvested dividends       13,987         152,778           971          10,463
Shares redeemed        (2,337,587)    (25,564,493)   (2,541,414)    (27,390,996)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)              799,326   $   8,727,583       556,152   $   5,980,112
                      ===========   =============   ===========   =============

                                                                 FOCUS GROWTH PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 1                                                 CLASS 2
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR               FOR THE YEAR                 FOR THE YEAR               FOR THE YEAR
                              ENDED                      ENDED                        ENDED                      ENDED
                          MARCH 31, 2006             MARCH 31, 2005                MARCH 31, 2006            MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                       SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES       AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold             174,300  $   1,507,762       94,247  $     717,618    1,433,037  $  11,948,750    2,942,931  $  22,101,924
Reinvested
  dividends                  --             --           --             --           --             --           --             --
Shares redeemed        (161,347)    (1,339,103)    (270,056)    (2,037,771)  (2,287,689)   (18,691,366)  (2,658,102)   (19,887,079)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase
  (decrease)             12,953  $     168,659     (175,809) $  (1,320,153)    (854,652) $  (6,742,616)     284,829  $   2,214,845
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                         FOCUS GROWTH PORTFOLIO
                      ---------------------------------------------------------
                                               CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                   FOR THE YEAR
                                ENDED                          ENDED
                            MARCH 31, 2006                 MARCH 31, 2005
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             2,165,081   $  17,921,358     2,587,354   $  19,265,802
Reinvested dividends           --              --            --              --
Shares redeemed          (674,358)     (5,544,645)     (539,493)     (4,010,011)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            1,490,723   $  12,376,713     2,047,861   $  15,255,791
                      ===========   =============   ===========   =============

                                                               FOCUS TECHNET PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 2                                                 CLASS 3
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Sares sold            2,655,289  $  15,520,679    4,683,202  $  24,039,590    1,377,710  $   8,086,103    2,151,124  $  10,842,698
Reinvested
  dividends                  --             --           --             --           --             --           --             --
Shares redeemed      (2,553,296)   (14,414,702)  (5,374,989)   (26,444,153     (607,321)    (3,458,414)    (646,649)    (3,217,744)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase            101,993  $   1,105,977     (691,787) $  (2,404,563      770,389  $   4,627,689    1,504,475  $   7,624,954
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                                           FOCUS GROWTH & INCOME PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 2                                                 CLASS 3
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold           1,043,950  $  10,268,450    1,804,903  $  16,471,757      946,096  $   9,314,721    2,007,513  $  18,256,780
Reinvested
  dividends              10,120        103,802           --             --        2,900         29,676           --             --
Shares redeemed      (1,761,669)   (17,386,836)  (1,854,367)   (16,767,220)    (755,102)    (7,404,139)    (375,608)    (3,445,651)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase           (707,599) $  (7,014,584)     (49,464) $    (295,463)     193,894  $   1,940,258    1,631,905  $  14,811,129
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                                                FOCUS VALUE PORTFOLIO
                    --------------------------------------------------------------------------------------------------------------
                                            CLASS 2                                                 CLASS 3
                    ------------------------------------------------------  ------------------------------------------------------
                           FOR THE YEAR                FOR THE YEAR                FOR THE YEAR                FOR THE YEAR
                              ENDED                       ENDED                       ENDED                       ENDED
                          MARCH 31, 2006              MARCH 31, 2005              MARCH 31, 2006              MARCH 31, 2005
                    --------------------------  --------------------------  --------------------------  --------------------------
                      SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Shares sold           1,111,242  $  15,947,258    2,123,122  $  28,302,476    1,588,051  $  22,831,174    1,383,302  $  18,261,939
Reinvested
  dividends             203,027      2,929,934      251,627      3,368,609       96,033      1,383,973       70,252        939,495
Shares redeemed      (1,362,453)   (19,454,265)  (1,252,201)   (16,604,083)    (510,421)    (7,330,364)    (228,906)    (3,065,556)
                    -----------  -------------  -----------  -------------  -----------  -------------  -----------  -------------
Net increase            (48,184) $    (577,073)   1,122,548  $  15,067,002    1,173,663  $  16,884,783    1,224,648  $  16,135,878
                    ===========  =============  ===========  =============  ===========  =============  ===========  =============

                                     ALLOCATION GROWTH PORTFOLIO
                      ---------------------------------------------------------
                                              CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                  FOR THE PERIOD
                                ENDED                   FEBRUARY 14, 2005 TO
                            MARCH 31, 2006                 MARCH 31, 2005*
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             7,254,881   $  76,494,436       678,102   $   6,744,747
Reinvested dividends       18,529         200,741            --              --
Shares redeemed        (2,267,761)    (23,788,884)     (139,347)     (1,372,947)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            5,005,649   $  52,906,293       538,755   $   5,371,800
                      ===========   =============   ===========   =============

                                  ALLOCATION MODERATE GROWTH PORTFOLIO
                      ---------------------------------------------------------
                                              CLASS 3
                      ---------------------------------------------------------
                             FOR THE YEAR                 FOR THE PERIOD
                                ENDED                  FEBRUARY 14, 2005 TO
                            MARCH 31, 2006                MARCH 31, 2005*
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold            11,221,129   $ 117,552,441       452,293   $   4,498,473
Reinvested dividends       47,333         504,019            --              --
Shares redeemed        (2,709,928)    (28,258,560)     (115,320)     (1,136,993)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            8,558,534   $  89,797,900       336,973   $   3,361,480
                      ===========   =============   ===========   =============

                                     ALLOCATION MODERATE PORTFOLIO
                      ---------------------------------------------------------
                                              CLASS 3
                      ---------------------------------------------------------
                              FOR THE YEAR                 FOR THE PERIOD
                                  ENDED                 FEBRUARY 14, 2005 TO
                             MARCH 31, 2006                MARCH 31, 2005*
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             9,162,944   $  94,488,144       449,123   $   4,484,360
Reinvested dividends       58,763         615,474            --              --
Shares redeemed        (3,168,307)    (32,744,114)     (105,333)     (1,037,929)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            6,053,400   $  62,359,504       343,790   $   3,446,431
                      ===========   =============   ===========   =============

----------
* See Note 1

                                     ALLOCATION BALANCED PORTFOLIO
                      ---------------------------------------------------------
                                              CLASS 3
                      ---------------------------------------------------------
                            FOR THE YEAR                   FOR THE PERIOD
                               ENDED                    FEBRUARY 14, 2005 TO
                           MARCH 31, 2006                  MARCH 31, 2005*
                      ---------------------------   ---------------------------
                        SHARES         AMOUNT         SHARES         AMOUNT
                      -----------   -------------   -----------   -------------
Shares sold             6,661,693   $  67,903,729       502,471   $   4,998,676
Reinvested dividends       68,225         699,317            --              --
Shares redeemed        (3,252,190)    (33,420,080)     (101,038)       (996,209)
                      -----------   -------------   -----------   -------------
Net increase
  (decrease)            3,477,728   $  35,182,966       401,433   $   4,002,467
                      ===========   =============   ===========   =============

----------
* See Note 1

8. TRANSACTIONS WITH AFFILIATES: The following Portfolios incurred brokerage commissions with affiliated brokers during the year ended March 31, 2006:

                         BANC OF                                                          GOLDMAN
                         AMERICA         CITIGROUP     CREDIT SUISSE                       SACHS         GOLDMAN
                       SECURITIES,        GLOBAL        SECURITIES,       GOLDMAN         (ASIA),         SACHS
                          LLC          MARKETS, INC.       LTD.         SACHS & Co.         LLC        INTERNATIONAL
--------------------------------------------------------------------------------------------------------------------
Large Cap Growth      $           --  $           --  $           --  $        2,618  $           --  $           --
Mid Cap Value                     --              --              --           3,966              --              --
Small Cap                         --          10,331              --              --              --              --
International Equity              --              --              --          30,006          11,611             616
Focus Growth                   1,095              --           4,278              --              --              --
Focus Growth &
  Income                       8,442              --              --              --              --              --
Focus Value                       --              --              --              --              --              --

                        J.P. MORGAN    LEGG MASON          M.J.
                        SECURITIES,       WOOD           WHITMAN,
                           INC.        WALKER, INC.        LLC
--------------------------------------------------------------------
Large Cap Growth      $           --  $           --  $           --
Mid Cap Value                     --              --              --
Small Cap                         --           2,465              --
International Equity              --              --              --
Focus Growth                      --              --              --
Focus Growth &
  Income                          --              --              --
Focus Value                    1,000              --           8,906

As disclosed in the Investment Portfolios, certain Portfolios own securities issued by AIG or an affiliate thereof. During the year ended March 31, 2006, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

                                                       MARKET                                                 CHANGE      MARKET
                                                      VALUE AT         COST        PROCEEDS                     IN       VALUE AT
                                                      MARCH 31,         OF           OF        REALIZED     UNREALIZED   MARCH 31,
PORTFOLIO                 SECURITY        INCOME        2005         PURCHASES      SALES      GAIN/LOSS    GAIN (LOSS)    2006
----------------------------------------------------------------------------------------------------------------------------------
Multi-Managed Growth  AIG                $      --  $           --  $   424,335  $   420,286  $    (4,049)  $       --   $      --
Multi-Managed
  Moderate Growth     AIG                       --              --      727,431      720,490       (6,941)          --          --
Multi-Managed
  Income/Equity       AIG                       --              --      687,018      680,463       (6,555)          --          --
Multi-Managed Income  AIG                       --              --      289,625      286,862       (2,763)          --          --
Asset Allocation:
  Diversified Growth  AIG                    1,090         483,064           --      527,182       87,653      (43,535)         --
                      ILFC E Capital
                      Trust 144A, 6.25%
                      due 12/21/65           1,863              --      147,153      138,714       (8,439)          --          --
                      Perini Corp.              --          89,635           --      154,372       63,665        1,072          --
Large Cap Growth      AIG                       --              --      921,819           --           --       10,050     931,869
Large Cap Composite   AIG                    1,814         172,879        5,553           --           --       33,585     212,017

                                                       MARKET                                             CHANGE       MARKET
                                                      VALUE AT       COST        PROCEEDS                     IN       VALUE AT
                                                      MARCH 31,       OF           OF        REALIZED     UNREALIZED   MARCH 31,
PORTFOLIO                    SECURITY       INCOME      2005       PURCHASES      SALES      GAIN/LOSS    GAIN (LOSS)    2006
-------------------------------------------------------------------------------------------------------------------------------
Large Cap Value       AIG                 $  12,544   $1,291,053  $   327,559  $ 1,036,777  $(176,394)  $  431,258   $  836,699
Mid Cap Growth        Transatlantic
                      Holdings, Inc.            22         4,768          439        1,883        (94)        (600)       2,630
Mid Cap Value         Transatlantic
                      Holdings, Inc.           325        39,864        9,264          575         75       (4,498)      44,130
Small Cap             21st Century
                      Insurance Group          227        10,476        9,854        1,949         89        1,501       19,971
                      Perini Corp.              --         3,144       11,628        1,946         92       10,072       22,990
                      Riviera Holdings Corp.    --            --        6,729           --         --       (1,438)       5,291
                      Steinway Musical
                      Instruments, Inc.         --         6,771        1,369           --         --          785        8,925
Diversified Fixed
  Income              ASIF Global Finance
Allocation Growth     Various Seasons Series    --       145,539           --      146,090     (3,627)       4,178           --
  Strategy            Trust Portfolios*
Allocation Moderate   Various Seasons Series    --     6,608,016   58,586,888    6,999,706    209,349    4,622,152   63,026,699
  Growth Strategy     Trust Portfolios*
Allocation Moderate   Various Seasons Series    --     4,303,445   97,577,338    8,731,537    337,585    6,314,091   99,800,922
  Strategy            Trust Portfolios*
Allocation Balanced   Various Seasons Series    --     4,340,334   71,294,607   10,010,379    407,644    3,240,998   69,273,204
  Strategy            Trust Portfolios*         --     4,900,920   50,538,026   16,498,263    620,295    1,245,736   40,806,714

----------
* See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At March 31, 2006, each Managed Allocation Portfolio held less than 23% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 59% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

9. INVESTMENT CONCENTRATIONS: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at March 31, 2006 had approximately 21.5% and 18.1% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

10. LINES OF CREDIT: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Portfolios' custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the year ended March 31, 2006, the following Portfolios had borrowings:

                                        DAYS            INTEREST        AVERAGE DEBT     WEIGHTED AVERAGE
PORTFOLIO                            OUTSTANDING        CHARGES           UTILIZED           INTEREST
---------------------------------------------------------------------------------------------------------
Multi-Managed Growth                          14       $    1,280      $       660,342               4.23%
Multi-Managed Moderate Growth                 16            2,117              938,463               4.28
Multi-Managed Income/Equity                   14            1,114              574,992               4.31
Multi-Managed Income                           7              260              260,977               5.13
Asset Allocation: Diversified Growth          11            2,561            1,641,833               5.14
Large Cap Composite                            1               14              135,448               3.75
Mid Cap Growth                                23              914              417,991               3.47
Mid Cap Value                                 12              413              377,072               3.41
International Equity                          33            1,072              290,511               4.05
Diversified Fixed Income                       1              113              843,897               4.81
Focus Growth                                   2               21              102,276               3.75
Focus TechNet                                  7            1,063            1,498,834               3.65
Focus Growth and Income                       30              966              266,302               4.30
Focus Value                                    5              381              650,964               3.71

At March 31, 2006, Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity, Multi-Managed Income andAsset Allocation:
Diversified Growth Portfolio had balances open under the line of credit of $404,842, $619,423, $1,485,440, $342,949 and $2,004,377, respectivley.

11. INTERFUND LENDING AGREEMENT: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended March 31, 2006, none of the Portfolios participated in the program.

12. OTHER MATTERS: On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. ("Adviser") and AIG Global Investment Corp., a subadviser to certain portfolios ("AIGGIC"), announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1933, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Portfolios.

AIG without admitting or denying the allegations in the complaint (except as to jurisdiction), commenced to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including the Adviser and AIGGIC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Portfolios. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims related to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOI, the NYAG and the DOL AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Portfolios.

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME     (LOSS) ON     INVESTMENT       MENT        GAIN ON      RETURN OF       TOTAL          END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                               Multi-Managed Growth Portfolio Class 1
03/31/02    $   12.16   $     0.16   $     (1.09)   $    (0.93)   $   (0.20)   $     (0.43)   $      --   $       (0.63)   $  10.60
03/31/03        10.60         0.12         (1.87)        (1.75)       (0.15)            --           --           (0.15)       8.70
03/31/04         8.70         0.08          2.34          2.42        (0.10)            --           --           (0.10)      11.02
03/31/05        11.02         0.09          0.59          0.68        (0.07)            --           --           (0.07)      11.63
03/31/06        11.63         0.11          1.49          1.60        (0.10)            --           --           (0.10)      13.13

                                               Multi-Managed Growth Portfolio Class 2
03/31/02        12.15         0.13         (1.07)        (0.94)       (0.18)         (0.43)          --           (0.61)      10.60
03/31/03        10.60         0.10         (1.87)        (1.77)       (0.14)            --           --           (0.14)       8.69
03/31/04         8.69         0.06          2.35          2.41        (0.09)            --           --           (0.09)      11.01
03/31/05        11.01         0.08          0.57          0.65        (0.05)            --           --           (0.05)      11.61
03/31/06        11.61         0.09          1.48          1.57        (0.08)            --           --           (0.08)      13.10

                                               Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+        9.00         0.03         (0.20)        (0.17)       (0.14)            --           --           (0.14)       8.69
03/31/04         8.69         0.03          2.37          2.40        (0.09)            --           --           (0.09)      11.00
03/31/05        11.00         0.07          0.57          0.64        (0.04)            --           --           (0.04)      11.60
03/31/06        11.60         0.08          1.48          1.56        (0.07)            --           --           (0.07)      13.09

                                                        RATIO OF
                             NET                           NET
                           ASSETS      RATIO OF        INVESTMENT
                           END OF     EXPENSES TO       INCOME TO
 PERIOD       TOTAL        PERIOD     AVERAGE NET        AVERAGE       PORTFOLIO
  ENDED     RETURN**       (000'S)      ASSETS         NET ASSETS      TURNOVER
------------------------------------------------------------------------------------
                       Multi-Managed Growth Portfolio Class 1
03/31/02       (7.77)%     $ 84,012          1.05%           1.35%           102%(2)
03/31/03      (16.57)        51,638          1.09            1.25            106(2)
03/31/04       27.93         60,247          1.10            0.75            100(2)
03/31/05        6.13(1)      50,863          1.04            0.83            107(2)
03/31/06       13.76(1)      42,652          1.11(3)         0.88(3)         114

                       Multi-Managed Growth Portfolio Class 2
03/31/02       (7.83)        49,770          1.20            1.15            102(2)
03/31/03      (16.71)        48,414          1.24            1.09            106(2)
03/31/04       27.79         78,735          1.25            0.59            100(2)
03/31/05        5.90(1)      78,191          1.19            0.69            107(2)
03/31/06       13.56(1)      84,310          1.26(3)         0.73(3)         114

                       Multi-Managed Growth Portfolio Class 3
11/11/02-
03/31/03+      (1.90)            49          1.39#           0.88#           106(2)
03/31/04       27.63          3,038          1.40            0.38            100(2)
03/31/05        5.80(1)      18,448          1.29            0.62            107(2)
03/31/06       13.47(1)      28,135          1.37(3)         0.63(3)         114

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2002      2003      2004     2005
                                             ------    ------    ------   ------
    Multi-Managed Growth Portfolio            102%      106%       99%     107%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                      ----------
    Multi-Managed Growth Portfolio Class 1                               0.01%
    Multi-Managed Growth Portfolio Class 2                               0.01
    Multi-Managed Growth Portfolio Class 3                               0.01

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME     (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                           Multi-Managed Moderate Growth Portfolio Class 1
03/31/02    $   12.21   $     0.27   $     (0.90)   $    (0.63)   $   (0.25)   $     (0.29)   $      --   $       (0.54)   $  11.04
03/31/03        11.04         0.21         (1.45)        (1.24)       (0.21)            --           --           (0.21)       9.59
03/31/04         9.59         0.15          2.01          2.16        (0.17)            --           --           (0.17)      11.58
03/31/05        11.58         0.18          0.31          0.49        (0.13)            --           --           (0.13)      11.94
03/31/06        11.94         0.21          1.08          1.29        (0.17)            --           --           (0.17)      13.06

                                           Multi-Managed Moderate Growth Portfolio Class 2
03/31/02        12.20         0.24         (0.88)        (0.64)       (0.23)         (0.29)          --           (0.52)      11.04
03/31/03        11.04         0.18         (1.45)        (1.27)       (0.20)            --           --           (0.20)       9.57
03/31/04         9.57         0.13          2.01          2.14        (0.15)            --           --           (0.15)      11.56
03/31/05        11.56         0.16          0.30          0.46        (0.11)            --           --           (0.11)      11.91
03/31/06        11.91         0.18          1.10          1.28        (0.16)            --           --           (0.16)      13.03

                                           Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+        9.83         0.05         (0.11)        (0.06)       (0.20)            --           --           (0.20)       9.57
03/31/04         9.57         0.10          2.03          2.13        (0.15)            --           --           (0.15)      11.55
03/31/05        11.55         0.14          0.31          0.45        (0.10)            --           --           (0.10)      11.90
03/31/06        11.90         0.17          1.09          1.26        (0.14)            --           --           (0.14)      13.02

                                                        RATIO OF
                             NET                           NET
                           ASSETS      RATIO OF        INVESTMENT
                           END OF     EXPENSES TO       INCOME TO
 PERIOD       TOTAL        PERIOD     AVERAGE NET        AVERAGE       PORTFOLIO
  ENDED     RETURN**       (000'S)      ASSETS         NET ASSETS      TURNOVER
------------------------------------------------------------------------------------
                Multi-Managed Moderate Growth Portfolio Class 1
03/31/02       (5.27)%    $  96,218          0.99%           2.28%           104%(2)
03/31/03      (11.26)        63,068          1.00            2.06            109(2)
03/31/04       22.63         71,142          1.00            1.41            105(2)
03/31/05        4.21(1)      60,210          0.95            1.54            116(2)
03/31/06       10.84(1)      52,920          0.99(3)         1.61(3)         123

                Multi-Managed Moderate Growth Portfolio Class 2
03/31/02       (5.35)        81,687          1.14            2.04            104(2)
03/31/03      (11.48)       101,321          1.15            1.88            109(2)
03/31/04       22.51        164,241          1.15            1.25            105(2)
03/31/05        3.99(1)     167,282          1.10            1.40            116(2)
03/31/06       10.72(1)     177,331          1.14(3)         1.46(3)         123

                Multi-Managed Moderate Growth Portfolio Class 3
11/11/02-
03/31/03+      (0.58)           172          1.28#           1.70#           109(2)
03/31/04       22.37          9,269          1.30            1.06            105(2)
03/31/05        3.89(1)      44,413          1.20            1.32            116(2)
03/31/06       10.63(1)      61,977          1.25(3)         1.37(3)         123

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2002      2003      2004     2005
                                             ------    ------    ------   ------
    Multi-Managed Moderate Growth Portfolio   102%      108%      104%     114%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                      ----------
    Multi-Managed Moderate Growth Portfolio Class 1                      0.01%
    Multi-Managed Moderate Growth Portfolio Class 2                      0.01
    Multi-Managed Moderate Growth Portfolio Class 3                      0.01

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME     (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                            Multi-Managed Income/Equity Portfolio Class 1
03/31/02    $   11.93   $     0.41   $     (0.54)   $    (0.13)   $   (0.34)   $     (0.35)   $      --   $       (0.69)   $  11.11
03/31/03        11.11         0.34         (0.62)        (0.28)       (0.29)            --           --           (0.29)      10.54
03/31/04        10.54         0.28          1.27          1.55        (0.26)            --           --           (0.26)      11.83
03/31/05        11.83         0.32          0.10          0.42        (0.24)            --           --           (0.24)      12.01
03/31/06        12.01         0.35          0.41          0.76        (0.30)            --           --           (0.30)      12.47

                                            Multi-Managed Income/Equity Portfolio Class 2
03/31/02        11.93         0.37         (0.52)        (0.15)       (0.33)         (0.35)          --           (0.68)      11.10
03/31/03        11.10         0.31         (0.60)        (0.29)       (0.29)            --           --           (0.29)      10.52
03/31/04        10.52         0.26          1.27          1.53        (0.24)            --           --           (0.24)      11.81
03/31/05        11.81         0.30          0.10          0.40        (0.22)            --           --           (0.22)      11.99
03/31/06        11.99         0.33          0.40          0.73        (0.28)            --           --           (0.28)      12.44

                                            Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+       10.71         0.08          0.02          0.10        (0.29)            --           --           (0.29)      10.52
03/31/04        10.52         0.22          1.30          1.52        (0.24)            --           --           (0.24)      11.80
03/31/05        11.80         0.28          0.10          0.38        (0.21)            --           --           (0.21)      11.97
03/31/06        11.97         0.31          0.42          0.73        (0.27)            --           --           (0.27)      12.43

                                                        RATIO OF
                             NET                           NET
                           ASSETS      RATIO OF        INVESTMENT
                           END OF     EXPENSES TO       INCOME TO
 PERIOD       TOTAL        PERIOD     AVERAGE NET        AVERAGE       PORTFOLIO
  ENDED     RETURN**       (000'S)      ASSETS         NET ASSETS      TURNOVER
------------------------------------------------------------------------------------
                    Multi-Managed Income/Equity Portfolio Class 1
03/31/02       (1.15)%    $  68,230          1.00%           3.49%            63%(2)
03/31/03       (2.47)        51,615          0.98            3.17             87(2)
03/31/04       14.80         55,067          0.97            2.47            113(2)
03/31/05        3.52(1)      47,346          0.91            2.68            108(2)
03/31/06        6.31(1)      39,618          0.96(3)         2.78(3)         121

                    Multi-Managed Income/Equity Portfolio Class 2
03/31/02       (1.38)        64,073          1.14            3.24             63(2)
03/31/03       (2.61)        92,470          1.13            2.98             87(2)
03/31/04       14.67        149,978          1.12            2.31            113(2)
03/31/05        3.39(1)     151,035          1.06            2.53            108(2)
03/31/06        6.09(1)     150,711          1.11(3)         2.64(3)         121

                    Multi-Managed Income/Equity Portfolio Class 3
11/11/02-
03/31/03+       0.93            249          1.26#           2.67#            87(2)
03/31/04       14.53          9,753          1.25            2.15            113(2)
03/31/05        3.20(1)      41,835          1.16            2.46            108(2)
03/31/06        6.08(1)      51,526          1.21(3)         2.54(3)         121

----------
  * Calculated based upon average shares outstanding
** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2002      2003      2004     2005
                                             ------    ------    ------   ------
    Multi-Managed Income/Equity Portfolio     62%       85%       111%     106%

(3) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                      ----------
    Multi-Managed Income/Equity Portfolio Class 1                       0.00%
    Multi-Managed Income/Equity Portfolio Class 2                       0.00
    Multi-Managed Income/Equity Portfolio Class 3                       0.00

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                               Multi-Managed Income Portfolio Class 1
03/31/02    $   11.65   $     0.51   $     (0.40)   $     0.11    $   (0.40)   $     (0.16)   $      --   $       (0.56)   $  11.20
03/31/03        11.20         0.45         (0.02)         0.43        (0.35)            --           --           (0.35)      11.28
03/31/04        11.28         0.37          0.83          1.20        (0.34)            --           --           (0.34)      12.14
03/31/05        12.14         0.39         (0.16)         0.23        (0.32)            --           --           (0.32)      12.05
03/31/06        12.05         0.42          0.06          0.48        (0.39)            --           --           (0.39)      12.14

                                               Multi-Managed Income Portfolio Class 2
03/31/02        11.65         0.48         (0.40)         0.08        (0.38)         (0.16)          --           (0.54)      11.19
03/31/03        11.19         0.41            --          0.41        (0.34)            --           --           (0.34)      11.26
03/31/04        11.26         0.34          0.84          1.18        (0.32)            --           --           (0.32)      12.12
03/31/05        12.12         0.37         (0.16)         0.21        (0.30)            --           --           (0.30)      12.03
03/31/06        12.03         0.40          0.06          0.46        (0.37)            --           --           (0.37)      12.12

                                               Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+       11.34         0.14          0.12          0.26        (0.34)            --           --           (0.34)      11.26
03/31/04        11.26         0.28          0.88          1.16        (0.32)            --           --           (0.32)      12.10
03/31/05        12.10         0.35         (0.15)         0.20        (0.29)            --           --           (0.29)      12.01
03/31/06        12.01         0.38          0.08          0.46        (0.36)            --           --           (0.36)      12.11

                                                          RATIO OF
                             NET                             NET
                           ASSETS      RATIO OF          INVESTMENT
                           END OF     EXPENSES TO         INCOME TO
 PERIOD       TOTAL        PERIOD     AVERAGE NET          AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)      ASSETS           NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
                       Multi-Managed Income Portfolio Class 1
03/31/02        0.88%     $ 52,122          1.05%(1)           4.40%(1)            59%(3)
03/31/03        3.87        43,960          0.96               3.97                97(3)
03/31/04       10.75        45,334          0.95               3.12               126(3)
03/31/05        1.85(2)     38,991          0.90               3.26               112(3)
03/31/06        3.98(2)     31,540          0.95(2)(4)         3.40(2)(4)         118

                       Multi-Managed Income Portfolio Class 2
03/31/02        0.65        45,459          1.20(1)            4.15(1)             59(3)
03/31/03        3.74        80,625          1.12               3.75                97(3)
03/31/04       10.61       118,953          1.10               2.96               126(3)
03/31/05        1.71(2)    115,350          1.05               3.12               112(3)
03/31/06        3.84(2)    108,178          1.10(2)(4)         3.25(2)(4)         118

                       Multi-Managed Income Portfolio Class 3
11/11/02-
03/31/03+       2.37            74          1.21#              3.24#               97(3)
03/31/04       10.39         7,925          1.22               2.77               126(3)
03/31/05        1.61(2)     25,758          1.14               3.04               112(3)
03/31/06        3.83(2)     31,264          1.21(2)(4)         3.16(2)(4)         118

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                        03/31/01        03/31/02
                                                        --------        --------
    Multi-Managed Income Portfolio Class 1                0.03%          (0.04)%
    Multi-Managed Income Portfolio Class 2                  --           (0.05)
    Multi-Managed Income Portfolio Class 3                  --              --

(2) The Fund's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2002      2003      2004     2005
                                             ------    ------    ------   ------
    Multi-Managed Income Portfolio            57%       94%       123%     110%

(4) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                      ----------
    Multi-Managed Income Portfolio Class 1                               0.00%
    Multi-Managed Income Portfolio Class 2                               0.00
    Multi-Managed Income Portfolio Class 3                               0.00

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                       Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02    $   11.08   $     0.17   $     (0.32)   $    (0.15)   $   (0.16)   $     (0.07)   $      --   $       (0.23)   $  10.70
03/31/03        10.70         0.15         (2.28)        (2.13)       (0.12)            --           --           (0.12)       8.45
03/31/04         8.45         0.13          2.33          2.46        (0.13)            --           --           (0.13)      10.78
03/31/05        10.78         0.12          0.53          0.65        (0.13)            --           --           (0.13)      11.30
03/31/06        11.30         0.21          1.34          1.55        (0.16)            --           --           (0.16)      12.69

                                       Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02        11.07         0.13         (0.28)        (0.15)       (0.15)         (0.07)          --           (0.22)      10.70
03/31/03        10.70         0.13         (2.28)        (2.15)       (0.11)            --           --           (0.11)       8.44
03/31/04         8.44         0.11          2.33          2.44        (0.11)            --           --           (0.11)      10.77
03/31/05        10.77         0.10          0.52          0.62        (0.11)            --           --           (0.11)      11.28
03/31/06        11.28         0.19          1.35          1.54        (0.15)            --           --           (0.15)      12.67

                                       Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+        9.00         0.02         (0.47)        (0.45)       (0.11)            --           --           (0.11)       8.44
03/31/04         8.44         0.07          2.36          2.43        (0.11)            --           --           (0.11)      10.76
03/31/05        10.76         0.11          0.49          0.60        (0.10)            --           --           (0.10)      11.26
03/31/06        11.26         0.18          1.35          1.53        (0.14)            --           --           (0.14)      12.65

                                                          RATIO OF
                             NET                             NET
                           ASSETS      RATIO OF          INVESTMENT
                           END OF     EXPENSES TO         INCOME TO
 PERIOD       TOTAL        PERIOD     AVERAGE NET          AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)      ASSETS           NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
               Asset Allocation: Diversified Growth Portfolio Class 1
03/31/02       (1.34)%   $ 138,550          0.96%              1.53%              235%(5)
03/31/03      (19.98)       93,728          0.95               1.58               145(5)
03/31/04       29.16(2)    106,695          0.98(1)            1.30(1)            108(5)
03/31/05        6.00(3)     90,042          0.94(1)            1.06(1)            159(5)
03/31/06       13.84(3)     76,762          0.91(1)(4)         1.78(1)(4)         118

               Asset Allocation: Diversified Growth Portfolio Class 2
03/31/02       (1.49)      110,186          1.11               1.22               235(5)
03/31/03      (20.11)      141,724          1.11               1.42               145(5)
03/31/04       29.02(2)    232,730          1.13(1)            1.12(1)            108(5)
03/31/05        5.77(3)    230,448          1.09(1)            0.93(1)            159(5)
03/31/06       13.71(3)    237,220          1.06(1)(4)         1.63(1)(4)         118

               Asset Allocation: Diversified Growth Portfolio Class 3
11/11/02-
03/31/03+      (5.02)          241          1.22#              0.68#              145(5)
03/31/04       28.86(2)     13,530          1.29(1)            0.84(1)            108(5)
03/31/05        5.58(3)     58,809          1.20(1)            1.01(1)            159(5)
03/31/06       13.63(3)     78,965          1.15(1)(4)         1.53(1)(4)         118

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
  @ Gross of custody credits of 0.01%
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                              03/31/04   03/31/05   03/31/06
                                                              --------   --------   --------
    Asset Allocation: Diversified Growth Portfolio Class 1      0.01%      0.00%      0.01%
    Asset Allocation: Diversified Growth Portfolio Class 2      0.01       0.00       0.01
    Asset Allocation: Diversified Growth Portfolio Class 3      0.01       0.00       0.01

(2) Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions
(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions
(4) Net of the following reimbursements (recoupments) (based on average net assets):

                                                                       03/31/06
                                                                       --------
    Asset Allocation: Diversified Growth Portfolio Class 1               0.05%
    Asset Allocation: Diversified Growth Portfolio Class 2               0.05
    Asset Allocation: Diversified Growth Portfolio Class 3               0.05

(5) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                                        2002      2003      2004     2005
                                                       ------    ------    ------   ------
    Asset Allocation: Diversified Growth Portfolio      233%      143%      106%     156%

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                       Stock Portfolio Class 1
03/31/02    $   14.35   $     0.01   $      0.62    $     0.63    $   (0.01)   $     (0.61)   $      --   $       (0.62)   $  14.36
03/31/03        14.36         0.01         (3.36)        (3.35)          --             --           --              --       11.01
03/31/04        11.01         0.01          3.79          3.80           --             --           --              --       14.81
03/31/05        14.81         0.08          0.45          0.53           --             --           --              --       15.34
03/31/06        15.34         0.05          2.31          2.36        (0.08)            --           --           (0.08)      17.62

                                                       Stock Portfolio Class 2
03/31/02        14.34        (0.02)         0.62          0.60           --          (0.61)          --           (0.61)      14.33
03/31/03        14.33           --         (3.36)        (3.36)          --             --           --              --       10.97
03/31/04        10.97        (0.01)         3.78          3.77           --             --           --              --       14.74
03/31/05        14.74         0.06          0.45          0.51           --             --           --              --       15.25
03/31/06        15.25         0.03          2.29          2.32        (0.06)            --           --           (0.06)      17.51

                                                       Stock Portfolio Class 3
11/11/02-
03/31/03+       11.34           --         (0.37)        (0.37)          --             --           --              --       10.97
03/31/04        10.97        (0.02)         3.77          3.75           --             --           --              --       14.72
03/31/05        14.72         0.05          0.44          0.49           --             --           --              --       15.21
03/31/06        15.21         0.02          2.29          2.31        (0.05)            --           --           (0.05)      17.47

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)     ASSETS            NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
                               Stock Portfolio Class 1
03/31/02        4.36%    $ 114,656          0.95%              0.04%               59%
03/31/03      (23.33)       75,591          0.95               0.11                45
03/31/04       34.56        87,619          0.96               0.10                42
03/31/05        3.58        73,967          0.93               0.51                42
03/31/06       15.42        62,972          0.93(1)            0.31(1)             45

                               Stock Portfolio Class 2
03/31/02        4.18        89,106          1.10              (0.13)               59
03/31/03      (23.45)      110,306          1.10              (0.03)               45
03/31/04       34.37       184,179          1.11              (0.05)               42
03/31/05        3.46       182,833          1.08               0.37                42
03/31/06       15.23       188,970          1.08(1)            0.18(1)             45

                               Stock Portfolio Class 3
11/11/02-
03/31/03+      (3.26)          189          1.22#             (0.04)#              45
03/31/04       34.18        10,471          1.24              (0.13)               42
03/31/05        3.33        46,811          1.18               0.38                42
03/31/06       15.16        63,310          1.18(1)            0.09(1)             45

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                       --------
    Stock Portfolio Class 1                                              0.00%
    Stock Portfolio Class 2                                              0.00
    Stock Portfolio Class 3                                              0.00

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                 Large Cap Growth Portfolio Class 1
03/31/02    $    8.38   $       --   $     (0.40)   $    (0.40)   $      --    $        --    $      --   $          --    $   7.98
03/31/03         7.98           --         (1.99)        (1.99)          --             --           --              --        5.99
03/31/04         5.99           --          1.87          1.87           --             --           --              --        7.86
03/31/05         7.86         0.03          0.44          0.47           --             --           --              --        8.33
03/31/06         8.33         0.01          1.16          1.17        (0.03)            --           --           (0.03)       9.47

                                                 Large Cap Growth Portfolio Class 2
03/31/02         8.38        (0.02)        (0.39)        (0.41)          --             --           --              --        7.97
03/31/03         7.97           --         (2.00)        (2.00)          --             --           --              --        5.97
03/31/04         5.97        (0.01)         1.86          1.85           --             --           --              --        7.82
03/31/05         7.82         0.02          0.43          0.45           --             --           --              --        8.27
03/31/06         8.27         0.00          1.15          1.15        (0.02)            --           --           (0.02)       9.40

                                                 Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+        6.27           --         (0.31)        (0.31)          --             --           --              --        5.96
03/31/04         5.96        (0.02)         1.87          1.85           --             --           --              --        7.81
03/31/05         7.81         0.02          0.42          0.44           --             --           --              --        8.25
03/31/06         8.25        (0.01)         1.15          1.14        (0.01)            --           --           (0.01)       9.38

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)     ASSETS            NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
                         Large Cap Growth Portfolio Class 1
03/31/02       (4.77)%    $ 21,905          1.10%             (0.03)%              43%
03/31/03      (24.94)       12,337          1.10               0.06                58
03/31/04       31.22        14,623          1.10               0.02                44
03/31/05        5.98        13,588          1.04               0.38                38
03/31/06       14.05        11,672          0.94(1)(2)         0.13(1)(2)          54

                         Large Cap Growth Portfolio Class 2
03/31/02       (4.89)       38,180          1.25              (0.19)               43
03/31/03      (25.09)       41,534          1.25              (0.07)               58
03/31/04       30.99        71,204          1.25              (0.13)               44
03/31/05        5.75        78,540          1.19               0.24                38
03/31/06       13.89        90,485          1.09(1)(2)        (0.02)(1)(2)         54

                         Large Cap Growth Portfolio Class 3
11/11/02-
03/31/03+      (4.94)          141          1.35#             (0.01)#              58
03/31/04       31.04         5,122          1.35              (0.24)               44
03/31/05        5.63        26,636          1.27               0.26                38
03/31/06       13.82        77,751          1.19(1)(2)        (0.12)(1)(2)         54

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                          03/31/02     03/31/03      03/31/04      03/31/05
                                          --------     --------      --------      --------
    Large Cap Growth Portfolio Class 1      0.05%        0.06%         0.01%        (0.05)%
    Large Cap Growth Portfolio Class 2      0.04         0.06          0.01         (0.05)
    Large Cap Growth Portfolio Class 3        --         0.10#         0.06         (0.03)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                       --------
    Large Cap Growth Portfolio Class 1                                   0.00%
    Large Cap Growth Portfolio Class 2                                   0.00
    Large Cap Growth Portfolio Class 3                                   0.00

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                Large Cap Composite Portfolio Class 1
03/31/02    $    9.30   $     0.01   $     (0.11)   $    (0.10)   $      --    $     (0.01)   $      --   $       (0.01)   $   9.19
03/31/03         9.19         0.03         (2.32)        (2.29)       (0.03)            --           --           (0.03)       6.87
03/31/04         6.87         0.02          2.17          2.19        (0.02)            --           --           (0.02)       9.04
03/31/05         9.04         0.07          0.44          0.51        (0.02)            --           --           (0.02)       9.53
03/31/06         9.53         0.06          0.97          1.03        (0.07)            --           --           (0.07)      10.49

                                                Large Cap Composite Portfolio Class 2
03/31/02         9.30           --         (0.11)        (0.11)          --          (0.01)          --           (0.01)       9.18
03/31/03         9.18         0.02         (2.33)        (2.31)       (0.01)            --           --           (0.01)       6.86
03/31/04         6.86         0.01          2.16          2.17        (0.01)            --           --           (0.01)       9.02
03/31/05         9.02         0.06          0.44          0.50        (0.01)            --           --           (0.01)       9.51
03/31/06         9.51         0.04          0.97          1.01        (0.06)            --           --           (0.06)      10.46

                                                Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+        7.22         0.01         (0.36)        (0.35)       (0.01)            --           --           (0.01)       6.86
03/31/04         6.86           --          2.15          2.15           --             --           --              --        9.01
03/31/05         9.01         0.06          0.42          0.48        (0.00)            --           --           (0.00)       9.49
03/31/06         9.49         0.03          0.98          1.01        (0.05)            --           --           (0.05)      10.45

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)     ASSETS            NET ASSETS(1)       TURNOVER
-------------------------------------------------------------------------------------
                        Large Cap Composite Portfolio Class 1
03/31/02       (1.10)%    $ 12,889          1.10%              0.16%               64%
03/31/03      (24.99)        4,219          1.10               0.33                59
03/31/04       31.85         4,838          1.10               0.28                78
03/31/05        5.66         4,539          1.10               0.74                58
03/31/06       10.86         3,770          1.10(1)(2)         0.56(1)(2)          70

                        Large Cap Composite Portfolio Class 2
03/31/02       (1.24)       15,204          1.25                 --                64
03/31/03      (25.13)       16,939          1.25               0.23                59
03/31/04       31.58        27,637          1.25               0.13                78
03/31/05        5.54        29,038          1.25               0.63                58
03/31/06       10.63        31,059          1.25(1)(2)         0.42(1)(2)          70

                        Large Cap Composite Portfolio Class 3
11/11/02-
03/31/03+      (4.81)           97          1.28#              0.31#               59
03/31/04       31.39         2,095          1.35               0.03                78
03/31/05        5.33         7,393          1.35               0.66                58
03/31/06       10.65        10,919          1.35(1)(2)         0.33(1)(2)          70

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                              03/31/02  03/31/03   03/31/04   03/31/05   03/31/06
                                              --------  --------   --------   --------   --------
    Large Cap Composite Portfolio Class 1       0.46%     0.44%      0.42%      0.17%      0.12%
    Large Cap Composite Portfolio Class 2       0.43      0.49       0.41       0.17       0.11
    Large Cap Composite Portfolio Class 3         --      0.68#      0.43       0.16       0.11

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                       03/31/06
                                                                       ---------
    Large Cap Composite Portfolio Class 1                                0.00%
    Large Cap Composite Portfolio Class 2                                0.00
    Large Cap Composite Portfolio Class 3                                0.00

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                  Large Cap Value Portfolio Class 1
03/31/02    $   10.69   $     0.10   $      0.15    $     0.25    $   (0.06)   $     (0.28)   $      --   $       (0.34)   $  10.60
03/31/03        10.60         0.11         (2.84)        (2.73)       (0.03)         (0.04)          --           (0.07)       7.80
03/31/04         7.80         0.12          2.92          3.04        (0.09)            --           --           (0.09)      10.75
03/31/05        10.75         0.14          0.86          1.00        (0.09)            --           --           (0.09)      11.66
03/31/06        11.66         0.17          1.26          1.43        (0.12)         (0.07)          --           (0.19)      12.90

                                                  Large Cap Value Portfolio Class 2
03/31/02        10.69         0.08          0.15          0.23        (0.04)         (0.28)          --           (0.32)      10.60
03/31/03        10.60         0.09         (2.85)        (2.76)       (0.02)         (0.04)          --           (0.06)       7.78
03/31/04         7.78         0.10          2.92          3.02        (0.07)            --           --           (0.07)      10.73
03/31/05        10.73         0.12          0.86          0.98        (0.07)            --           --           (0.07)      11.64
03/31/06        11.64         0.15          1.25          1.40        (0.10)         (0.07)          --           (0.17)      12.87

                                                  Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+        8.27         0.03         (0.46)        (0.43)       (0.02)         (0.04)          --           (0.06)       7.78
03/31/04         7.78         0.08          2.93          3.01        (0.07)            --           --           (0.07)      10.72
03/31/05        10.72         0.11          0.86          0.97        (0.06)            --           --           (0.06)      11.63
03/31/06        11.63         0.13          1.26          1.39        (0.09)         (0.07)          --           (0.16)      12.86

                                                  Mid Cap Growth Portfolio Class 1
03/31/02         9.34        (0.07)         0.80          0.73           --             --           --              --       10.07
03/31/03        10.07        (0.06)        (2.33)        (2.39)          --             --           --              --        7.68
03/31/04         7.68        (0.07)         4.03          3.96           --             --           --              --       11.64
03/31/05        11.64        (0.07)         0.64          0.57           --             --           --              --       12.21
03/31/06        12.21        (0.02)         3.05          3.03           --          (0.42)          --           (0.42)      14.82

                                                  Mid Cap Growth Portfolio Class 2
03/31/02         9.33        (0.08)         0.80          0.72           --             --           --              --       10.05
03/31/03        10.05        (0.07)        (2.33)        (2.40)          --             --           --              --        7.65
03/31/04         7.65        (0.09)         4.02          3.93           --             --           --              --       11.58
03/31/05        11.58        (0.09)         0.63          0.54           --             --           --              --       12.12
03/31/06        12.12        (0.04)         3.04          3.00           --          (0.42)          --           (0.42)      14.70

                                                  Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+        7.76        (0.03)        (0.08)        (0.11)          --             --           --              --        7.65
03/31/04         7.65        (0.10)         4.01          3.91           --             --           --              --       11.56
03/31/05        11.56        (0.09)         0.62          0.53           --             --           --              --       12.09
03/31/06        12.09        (0.05)         3.02          2.97           --          (0.42)          --           (0.42)      14.64

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)     ASSETS            NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
                          Large Cap Value Portfolio Class 1
03/31/02        2.43%    $  17,457          1.10%(1)           0.90%(1)            30%
03/31/03      (25.86)       10,653          1.10(1)            1.19(1)             32
03/31/04       39.01        13,865          1.10(1)            1.20(1)             29
03/31/05        9.30        14,815          0.96(1)            1.26(1)             32
03/31/06       12.31        15,219          0.95(2)            1.38(2)             39

                          Large Cap Value Portfolio Class 2
03/31/02        2.28        51,550          1.25(1)            0.72(1)             30
03/31/03      (26.09)       51,942          1.25(1)            1.07(1)             32
03/31/04       38.93        92,112          1.25(1)            1.04(1)             29
03/31/05        9.18       109,563          1.11(1)            1.11(1)             32
03/31/06       12.09       115,372          1.10(2)            1.23(2)             39

                          Large Cap Value Portfolio Class 3
11/11/02-
03/31/03+      (5.27)          140          1.28#(1)           1.14#(1)            32
03/31/04       38.76         5,528          1.35(1)            0.87(1)             29
03/31/05        9.08        32,460          1.20(1)            1.03(1)             32
03/31/06       12.00        85,913          1.20(2)            1.14(2)             39

                          Mid Cap Growth Portfolio Class 1
03/31/02        7.82        18,380          1.15(1)           (0.72)(1)            70
03/31/03      (23.73)       10,649          1.15(1)           (0.71)(1)           117
03/31/04       51.56        15,233          1.15(1)           (0.74)(1)            97
03/31/05        4.90        15,484          1.13(1)           (0.63)(1)            81
03/31/06       25.04        14,981          1.04(2)           (0.18)(2)            86

                          Mid Cap Growth Portfolio Class 2
03/31/02        7.72        33,843          1.30(1)           (0.86)(1)            70
03/31/03      (23.88)       32,110          1.30(1)           (0.86)(1)           117
03/31/04       51.37        69,968          1.30(1)           (0.89)(1)            97
03/31/05        4.66        77,433          1.28(1)           (0.78)(1)            81
03/31/06       24.98        96,349          1.19(2)           (0.30)(2)            86

                          Mid Cap Growth Portfolio Class 3
11/11/02-
03/31/03+      (1.42)          139          1.40#(1)          (0.98)#(1)          117
03/31/04       51.11         5,917          1.40(1)           (1.07)(1)            97
03/31/05        4.58        24,891          1.37(1)           (0.85)(1)            81
03/31/06       24.79        45,247          1.29(2)           (0.38)(2)            86

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                              03/31/02       03/31/03         03/31/04       03/31/05
                                              --------       --------         --------       --------
    Large Cap Value Portfolio Class 1           0.10%         (0.02)%          (0.03)%        (0.00)%
    Large Cap Value Portfolio Class 2           0.06          (0.02)           (0.03)         (0.00)
    Large Cap Value Portfolio Class 3             --           0.09#            0.01          (0.00)
    Mid Cap Growth Portfolio Class 1            0.15           0.12             0.03          (0.08)
    Mid Cap Growth Portfolio Class 2            0.12           0.13             0.03          (0.08)
    Mid Cap Growth Portfolio Class 3              --           0.19#            0.06          (0.08)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                     03/31/06
                                                                     --------
    Large Cap Value Portfolio Class 1                                  0.00%
    Large Cap Value Portfolio Class 2                                  0.00%
    Large Cap Value Portfolio Class 3                                  0.00%
    Mid Cap Growth Portfolio Class 1                                   0.00%
    Mid Cap Growth Portfolio Class 2                                   0.00%
    Mid Cap Growth Portfolio Class 3                                   0.00%

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                   Mid Cap Value Portfolio Class 1
03/31/02    $   12.15   $     0.10   $      1.93    $     2.03    $   (0.09)   $     (0.68)   $      --   $       (0.77)   $  13.41
03/31/03        13.41         0.11         (2.73)        (2.62)       (0.02)         (0.16)          --           (0.18)      10.61
03/31/04        10.61         0.10          4.80          4.90        (0.10)         (0.01)          --           (0.11)      15.40
03/31/05        15.40         0.12          2.59          2.71        (0.07)         (0.30)          --           (0.37)      17.74
03/31/06        17.74         0.17          2.60          2.77        (0.11)         (1.16)          --           (1.27)      19.24

                                                   Mid Cap Value Portfolio Class 2
03/31/02        12.15         0.09          1.92          2.01        (0.08)         (0.68)          --           (0.76)      13.40
03/31/03        13.40         0.10         (2.73)        (2.63)       (0.02)         (0.16)          --           (0.18)      10.59
03/31/04        10.59         0.08          4.79          4.87        (0.08)         (0.01)          --           (0.09)      15.37
03/31/05        15.37         0.10          2.58          2.68        (0.05)         (0.30)          --           (0.35)      17.70
03/31/06        17.70         0.14          2.60          2.74        (0.09)         (1.16)          --           (1.25)      19.19

                                                   Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+       11.07         0.04         (0.34)        (0.30)       (0.02)         (0.16)          --           (0.18)      10.59
03/31/04        10.59         0.05          4.80          4.85        (0.08)         (0.01)          --           (0.09)      15.35
03/31/05        15.35         0.09          2.56          2.65        (0.03)         (0.30)          --           (0.33)      17.67
03/31/06        17.67         0.12          2.60          2.72        (0.07)         (1.16)          --           (1.23)      19.16

                                                     Small Cap Portfolio Class 1
03/31/02         8.03        (0.02)         0.35          0.33           --             --           --              --        8.36
03/31/03         8.36        (0.03)        (2.32)        (2.35)          --             --           --              --        6.01
03/31/04         6.01        (0.04)         2.96          2.92           --             --           --              --        8.93
03/31/05         8.93        (0.04)         0.14          0.10           --             --           --              --        9.03
03/31/06         9.03         0.00          1.78          1.78           --          (0.08)          --           (0.08)      10.73

                                                     Small Cap Portfolio Class 2
03/31/02         8.02        (0.04)         0.36          0.32           --             --           --              --        8.34
03/31/03         8.34        (0.03)        (2.32)        (2.35)          --             --           --              --        5.99
03/31/04         5.99        (0.05)         2.95          2.90           --             --           --              --        8.89
03/31/05         8.89        (0.05)         0.13          0.08           --             --           --              --        8.97
03/31/06         8.97        (0.01)         1.76          1.75           --          (0.08)          --           (0.08)      10.64

                                                     Small Cap Portfolio Class 3
11/11/02-
03/31/03+        6.19        (0.01)        (0.19)        (0.20)          --             --           --              --        5.99
03/31/04         5.99        (0.05)         2.93          2.88           --             --           --              --        8.87
03/31/05         8.87        (0.05)         0.12          0.07           --             --           --              --        8.94
03/31/06         8.94        (0.02)         1.76          1.74           --          (0.08)          --           (0.08)      10.60

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)     ASSETS            NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
                           Mid Cap Value Portfolio Class 1
03/31/02       17.38%    $  16,222          1.15%(1)           0.82%(1)            59%
03/31/03      (19.61)       10,584          1.15(1)            0.95(1)             61
03/31/04       46.29        14,034          1.15(1)            0.69(1)             50
03/31/05       17.69        15,887          1.03(1)            0.77(1)             42
03/31/06       15.99        17,245          1.02               0.92                46

                           Mid Cap Value Portfolio Class 2
03/31/02       17.13        46,746          1.30(1)            0.69(1)             59
03/31/03      (19.73)       46,557          1.30(1)            0.83(1)             61
03/31/04       46.09        85,682          1.30(1)            0.53(1)             50
03/31/05       17.52       118,416          1.18(1)            0.63(1)             42
03/31/06       15.82       124,641          1.17               0.77                46

                           Mid Cap Value Portfolio Class 3
11/11/02-
03/31/03+      (2.84)          138          1.40#(1)           0.97#(1)            61
03/31/04       45.86         5,435          1.40(1)            0.37(1)             50
03/31/05       17.37        30,602          1.26(1)            0.58(1)             42
03/31/06       15.74        54,833          1.27               0.69                46

                             Small Cap Portfolio Class 1
03/31/02        4.11        13,864          1.15(1)           (0.25)(1)           101
03/31/03      (28.11)        8,061          1.15(1)           (0.37)(1)            91
03/31/04       48.59        11,129          1.15(1)           (0.52)(1)           134
03/31/05        1.12         9,664          1.15(1)           (0.48)(1)           134
03/31/06       19.82        11,829          1.15(1)(2)         0.01(1)(2)          85

                             Small Cap Portfolio Class 2
03/31/02        3.99        29,363          1.30(1)           (0.45)(1)           101
03/31/03      (28.18)       28,013          1.30(1)           (0.52)(1)            91
03/31/04       48.41        62,201          1.30(1)           (0.67)(1)           134
03/31/05        0.90        66,999          1.30(1)           (0.62)(1)           134
03/31/06       19.62        79,997          1.30(1)(2)        (0.15)(1)(2)         85

                             Small Cap Portfolio Class 3
11/11/02-
03/31/03+      (3.23)          120          1.40#(1)          (0.58)#(1)           91
03/31/04       48.08         5,609          1.40(1)           (0.72)(1)           134
03/31/05        0.79        25,076          1.40(1)           (0.66)(1)           134
03/31/06       19.57        64,565          1.40(1)(2)        (0.23)(1)(2)         85

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                      03/31/02     03/31/03        03/31/04        03/31/05       03/31/06
                                      --------     --------        --------        --------       --------
    Mid Cap Value Portfolio Class 1     0.16%       (0.01)%         (0.00)%         (0.02)%           --%
    Mid Cap Value Portfolio Class 2     0.12        (0.01)          (0.01)          (0.02)            --
    Mid Cap Value Portfolio Class 3       --        (0.01)#          0.03           (0.01)            --
    Small Cap Portfolio Class 1         0.30         0.17            0.06           (0.08)          0.02
    Small Cap Portfolio Class 2         0.26         0.18            0.06           (0.08)          0.02
    Small Cap Portfolio Class 3           --         0.25#           0.08           (0.08)          0.02

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                   03/31/06
                                                                   --------
    Small Cap Portfolio Class 1                                      0.00%
    Small Cap Portfolio Class 2                                      0.00%
    Small Cap Portfolio Class 3                                      0.00%

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                               International Equity Portfolio Class 1
03/31/02    $    8.31   $     0.03   $     (0.93)   $    (0.90)   $      --    $     (0.05)   $      --   $       (0.05)   $   7.36
03/31/03         7.36         0.03         (2.24)        (2.21)       (0.03)            --           --           (0.03)       5.12
03/31/04         5.12         0.04          2.66          2.70        (0.07)            --           --           (0.07)       7.75
03/31/05         7.75         0.04          0.83          0.87        (0.10)            --           --           (0.10)       8.52
03/31/06         8.52         0.09          2.11          2.20        (0.05)         (0.14)          --           (0.19)      10.53

                                               International Equity Portfolio Class 2
03/31/02         8.30         0.01         (0.91)        (0.90)          --          (0.05)          --           (0.05)       7.35
03/31/03         7.35         0.02         (2.24)        (2.22)       (0.01)            --           --           (0.01)       5.12
03/31/04         5.12         0.03          2.65          2.68        (0.06)            --           --           (0.06)       7.74
03/31/05         7.74         0.03          0.83          0.86        (0.09)            --           --           (0.09)       8.51
03/31/06         8.51         0.07          2.12          2.19        (0.04)         (0.14)          --           (0.18)      10.52

                                               International Equity Portfolio Class 3
11/11/02-
03/31/03+        5.69           --         (0.56)        (0.56)       (0.01)            --           --           (0.01)       5.12
03/31/04         5.12         0.04          2.63          2.67        (0.06)            --           --           (0.06)       7.73
03/31/05         7.73         0.02          0.83          0.85        (0.08)            --           --           (0.08)       8.50
03/31/06         8.50         0.05          2.12          2.17        (0.03)         (0.14)          --           (0.17)      10.50

                                             Diversified Fixed Income Portfolio Class 1
03/31/02         9.87         0.44         (0.26)         0.18        (0.29)            --           --           (0.29)       9.76
03/31/03         9.76         0.36          0.63          0.99        (0.05)            --           --           (0.05)      10.70
03/31/04        10.70         0.35          0.19          0.54        (0.27)            --           --           (0.27)      10.97
03/31/05        10.97         0.39         (0.36)         0.03        (0.33)         (0.01)          --           (0.34)      10.66
03/31/06        10.66         0.39         (0.24)         0.15        (0.34)         (0.05)          --           (0.39)      10.42

                                             Diversified Fixed Income Portfolio Class 2
03/31/02         9.87         0.40         (0.24)         0.16        (0.28)            --           --           (0.28)       9.75
03/31/03         9.75         0.32          0.65          0.97        (0.04)            --           --           (0.04)      10.68
03/31/04        10.68         0.33          0.19          0.52        (0.25)            --           --           (0.25)      10.95
03/31/05        10.95         0.37         (0.35)         0.02        (0.32)         (0.01)          --           (0.33)      10.64
03/31/06        10.64         0.38         (0.25)         0.13        (0.32)         (0.05)          --           (0.37)      10.40

                                             Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+       10.49         0.09          0.13          0.22        (0.04)            --           --           (0.04)      10.67
03/31/04        10.67         0.29          0.22          0.51        (0.25)            --           --           (0.25)      10.93
03/31/05        10.93         0.34         (0.34)           --        (0.30)         (0.01)          --           (0.31)      10.62
03/31/06        10.62         0.35         (0.23)         0.12        (0.31)         (0.05)          --           (0.36)      10.38

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)     ASSETS            NET ASSETS         TURNOVER
-------------------------------------------------------------------------------------
                       International Equity Portfolio Class 1
03/31/02      (10.84)%   $   9,076          1.30%(1)           0.45%(1)            72%
03/31/03      (30.12)        5,273          1.30(1)            0.53(1)             53
03/31/04       52.92         7,794          1.30(1)            0.64(1)             50
03/31/05       11.28         8,650          1.30(1)            0.57(1)             84
03/31/06       25.99        12,326          1.30(1)            0.97(1)             71

                       International Equity Portfolio Class 2
03/31/02      (10.86)       18,895          1.45(1)            0.12(1)             72
03/31/03      (30.17)       22,167          1.45(1)            0.31(1)             53
03/31/04       52.53        58,220          1.45(1)            0.45(1)             50
03/31/05       11.16        85,852          1.45(1)            0.41(1)             84
03/31/06       25.86       118,834          1.45(1)            0.82(1)             71

                       International Equity Portfolio Class 3
11/11/02-
03/31/03+      (9.79)          144          1.55#(1)           0.15#(1)            53
03/31/04       52.29         4,277          1.55(1)            0.66(1)             50
03/31/05       11.07        27,288          1.55(1)            0.28(1)             84
03/31/06       25.66       102,098          1.55(1)            0.53(1)             71

                     Diversified Fixed Income Portfolio Class 1
03/31/02        1.82        14,972          1.00(1)            4.50(1)             46(2)
03/31/03       10.14        17,731          1.00(1)            3.47(1)             63(2)
03/31/04        5.11        13,922          0.90(1)            3.15(1)            109(2)
03/31/05        0.22        11,137          0.84               3.57                88(2)
03/31/06        1.36(3)     10,595          0.83               3.67                94

                     Diversified Fixed Income Portfolio Class 2
03/31/02        1.57        48,365          1.15(1)            4.10(1)             46(2)
03/31/03       10.00       135,818          1.15(1)            3.25(1)             63(2)
03/31/04        4.97       138,125          1.05(1)            3.01(1)            109(2)
03/31/05        0.07       122,693          0.99               3.42                88(2)
03/31/06        1.21(3)    108,491          0.98               3.52                94

                     Diversified Fixed Income Portfolio Class 3
11/11/02-
03/31/03+       2.15           978          1.25#(1)           2.68#(1)            63(2)
03/31/04        4.84         9,120          1.15(1)            2.99(1)            109(2)
03/31/05       (0.03)       32,192          1.09               3.31                88(2)
03/31/06        1.11(3)     72,452          1.08               3.44                94

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                 03/31/02    03/31/03    03/31/04     03/31/05     03/31/06
                                                 --------    --------    --------     --------     --------
    International Equity Portfolio Class 1         0.82%       0.46%       0.31%       (0.00)%       0.03%
    International Equity Portfolio Class 2         0.75        0.46        0.30        (0.00)        0.03
    International Equity Portfolio Class 3           --        0.49#       0.30        (0.00)        0.03
    Diversified Fixed Income Portfolio Class 1     0.17        0.01       (0.03)          --           --
    Diversified Fixed Income Portfolio Class 2     0.10          --       (0.02)          --           --
    Diversified Fixed Income Portfolio Class 3       --        0.14#      (0.01)          --           --

(2) Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

                                              2002      2003      2004     2005
                                             ------    ------    ------   ------
    Diversified Fixed Income Portfolio        44%       60%       106%     82%

(3) The Fund's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                              Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@   $   10.00   $     0.04   $     (0.38)   $    (0.34)   $      --    $        --    $      --   $          --    $   9.66
03/31/06         9.66         0.48          0.23          0.71        (0.29)         (0.01)          --           (0.30)      10.07

                                                  Cash Management Portfolio Class 1
03/31/02        10.71         0.24          0.01          0.25        (0.07)            --           --           (0.07)      10.89
03/31/03        10.89         0.10            --          0.10        (0.15)            --           --           (0.15)      10.84
03/31/04        10.84         0.04            --          0.04        (0.09)            --           --           (0.09)      10.79
03/31/05        10.79         0.11          0.00          0.11        (0.04)            --           --           (0.04)      10.86
03/31/06        10.86         0.35         (0.01)         0.34        (0.13)            --           --           (0.13)      11.07

                                                  Cash Management Portfolio Class 2
03/31/02        10.70         0.21          0.03          0.24        (0.05)            --           --           (0.05)      10.89
03/31/03        10.89         0.07            --          0.07        (0.14)            --           --           (0.14)      10.82
03/31/04        10.82         0.02            --          0.02        (0.07)            --           --           (0.07)      10.77
03/31/05        10.77         0.09          0.00          0.09        (0.02)            --           --           (0.02)      10.84
03/31/06        10.84         0.33         (0.01)         0.32        (0.11)            --           --           (0.11)      11.05

                                                  Cash Management Portfolio Class 3
11/11/02-
03/31/03+       10.95         0.01            --          0.01        (0.14)            --           --           (0.14)      10.82
03/31/04        10.82         0.01            --          0.01        (0.07)            --           --           (0.07)      10.76
03/31/05        10.76         0.09         (0.01)         0.08        (0.01)            --           --           (0.01)      10.83
03/31/06        10.83         0.32         (0.01)         0.31        (0.10)            --           --           (0.10)      11.04

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)    ASSETS(1)          NET ASSETS(1)       TURNOVER
-------------------------------------------------------------------------------------
                      Strategic Fixed Income Portfolio Class 3
02/14/05-
03/31/05@      (3.40)%    $ 17,193          1.55%#             3.59%#               5%
03/31/06        7.45        48,116          1.47(1)            4.59(1)(2)          42

                          Cash Management Portfolio Class 1
03/31/02        2.32         8,283          0.85               2.24                --
03/31/03        0.89         6,297          0.85               0.86                --
03/31/04        0.37         7,384          0.80               0.33                --
03/31/05        0.99         4,637          0.71               0.95                --
03/31/06        3.13         4,927          0.63(1)            3.11(1)(2)          --

                          Cash Management Portfolio Class 2
03/31/02        2.27        34,724          1.00               1.91                --
03/31/03        0.66        56,597          1.00               0.67                --
03/31/04        0.22        54,276          0.95               0.18                --
03/31/05        0.84        47,494          0.86               0.82                --
03/31/06        2.98        38,397          0.78(1)            2.93(1)(2)          --

                          Cash Management Portfolio Class 3
11/11/02-
03/31/03+       0.11           348          1.10#              0.25#               --
03/31/04        0.09         6,224          1.05               0.06                --
03/31/05        0.74        12,284          0.97               0.82                --
03/31/06        2.88        21,357          0.87(1)            2.95(1)(2)          --

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  @ Commencement of Operations
  + Inception date of class
(1) Net of the following reimbursements, waivers and (recoupments) (based on average net assets):

                                               03/31/02   03/31/03    03/31/04    03/31/05    03/31/06
                                               --------   --------    --------    --------    --------
    Strategic Fixed Income Portfolio Class 3      --%         --%         --%       1.41%      (0.09)%
    Cash Management Portfolio Class 1             --       (0.01)      (0.03)       0.00        0.03
    Cash Management Portfolio Class 2             --       (0.02)      (0.03)       0.00        0.03
    Cash Management Portfolio Class 3             --        0.03#      (0.01)       0.00        0.03

(2) Gross of Custody Credits of 0.01%

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                   Focus Growth Portfolio Class 1
03/31/02    $    7.19   $    (0.04)  $     (0.09)   $    (0.13)   $      --    $        --    $      --   $          --    $   7.06
03/31/03         7.06        (0.03)        (1.54)        (1.57)          --             --           --              --        5.49
03/31/04         5.49        (0.05)         2.48          2.43           --             --           --              --        7.92
03/31/05         7.92         0.00         (0.32)        (0.32)          --             --           --              --        7.60
03/31/06         7.60        (0.05)         1.55          1.50           --             --           --              --        9.10

                                                   Focus Growth Portfolio Class 2
03/31/02         7.19        (0.06)        (0.08)        (0.14)          --             --           --              --        7.05
03/31/03         7.05        (0.03)        (1.55)        (1.58)          --             --           --              --        5.47
03/31/04         5.47        (0.06)         2.47          2.41           --             --           --              --        7.88
03/31/05         7.88        (0.01)        (0.32)        (0.33)          --             --           --              --        7.55
03/31/06         7.55        (0.06)         1.54          1.48           --             --           --              --        9.03

                                                   Focus Growth Portfolio Class 3
11/11/02-
03/31/03+        5.70        (0.01)        (0.22)        (0.23)          --             --           --              --        5.47
03/31/04         5.47        (0.05)         2.45          2.40           --             --           --              --        7.87
03/31/05         7.87        (0.00)        (0.34)        (0.34)          --             --           --              --        7.53
03/31/06         7.53        (0.07)         1.54          1.47           --             --           --              --        9.00

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE           PORTFOLIO
  ENDED     RETURN**       (000'S)    ASSETS(1)         NET ASSETS(1)         TURNOVER
-------------------------------------------------------------------------------------
                           Focus Growth Portfolio Class 1
03/31/02       (1.81)%    $  8,039          1.30%             (0.61)%             189%
03/31/03      (22.24)        5,535          1.30              (0.44)              143
03/31/04       44.26         8,170          1.30              (0.66)               90
03/31/05       (4.04)        6,504          1.30               0.03               200
03/31/06       19.74         7,907          1.17(2)           (0.59)(2)           102

                           Focus Growth Portfolio Class 2
03/31/02       (1.95)       33,720          1.45              (0.78)              189
03/31/03      (22.41)       33,763          1.45              (0.59)              143
03/31/04       44.06        68,443          1.45              (0.81)               90
03/31/05       (4.19)       67,731          1.45              (0.10)              200
03/31/06       19.60        73,281          1.32(2)           (0.74)(2)           102

                           Focus Growth Portfolio Class 3
11/11/02-
03/31/03+      (4.04)           99          1.55#             (0.66)#             143
03/31/04       43.88         6,775          1.55              (0.75)               90
03/31/05       (4.32)       21,909          1.55              (0.07)              200
03/31/06       19.52        39,589          1.41(2)           (0.81)(2)           102

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                     03/31/02    03/31/03    03/31/04    03/31/05     03/31/06
                                     --------    --------    --------    --------     --------
    Focus Growth Portfolio Class 1     0.22%       0.18%       0.05%      (0.09)%      (0.03)%
    Focus Growth Portfolio Class 2     0.21        0.19        0.05       (0.09)       (0.03)
    Focus Growth Portfolio Class 3       --        0.26#       0.08       (0.09)       (0.03)

(2) Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

                                                                        03/31/06
                                                                        --------
    Focus Growth Portfolio Class 1                                        0.00%
    Focus Growth Portfolio Class 2                                        0.00
    Focus Growth Portfolio Class 3                                        0.00

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME      (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                   Focus TechNet Portfolio Class 2
03/31/02    $    5.72   $    (0.09)  $     (1.22)   $    (1.31)   $      --    $        --    $      --   $          --    $   4.41
03/31/03         4.41        (0.04)        (1.53)        (1.57)          --             --           --              --        2.84
03/31/04         2.84        (0.07)         2.30          2.23           --             --           --              --        5.07
03/31/05         5.07        (0.06)         0.01         (0.05)          --             --           --              --        5.02
03/31/06         5.02        (0.08)         1.48          1.40           --             --           --              --        6.42

                                                   Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+        2.85        (0.02)         0.01         (0.01)          --             --           --              --        2.84
03/31/04         2.84        (0.07)         2.30          2.23           --             --           --              --        5.07
03/31/05         5.07        (0.06)         0.00         (0.06)          --             --           --              --        5.01
03/31/06         5.01        (0.08)         1.47          1.39           --             --           --              --        6.40

                                              Focus Growth and Income Portfolio Class 2
03/31/02         8.43        (0.03)        (0.08)        (0.11)          --             --           --              --        8.32
03/31/03         8.32        (0.03)        (1.51)        (1.54)          --             --           --              --        6.78
03/31/04         6.78        (0.03)         2.53          2.50           --             --           --              --        9.28
03/31/05         9.28         0.02          0.03          0.05           --             --           --              --        9.33
03/31/06         9.33         0.09          1.21          1.30        (0.02)            --           --           (0.02)      10.61

                                              Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+        6.96        (0.01)        (0.17)        (0.18)          --             --           --              --        6.78
03/31/04         6.78        (0.03)         2.52          2.49           --             --           --              --        9.27
03/31/05         9.27         0.01          0.02          0.03           --             --           --              --        9.30
03/31/06         9.30         0.08          1.21          1.29        (0.01)            --           --           (0.01)      10.58

                                                    Focus Value Portfolio Class 2
10/01/01-
03/31/02+       10.00        (0.01)         1.80          1.79           --          (0.11)          --           (0.11)      11.68
03/31/03        11.68         0.07         (2.63)        (2.56)       (0.07)         (0.25)       (0.03)          (0.35)       8.77
03/31/04         8.77         0.15          4.19          4.34           --             --           --              --       13.11
03/31/05        13.11         0.05          1.45          1.50        (0.09)         (0.69)          --           (0.78)      13.83
03/31/06        13.83         0.06          1.97          2.03        (0.01)         (0.60)          --           (0.61)      15.25

                                                    Focus Value Portfolio Class 3
11/11/02-
03/31/03+        9.12           --            --            --        (0.07)         (0.25)       (0.03)          (0.35)       8.77
03/31/04         8.77         0.09          4.23          4.32           --             --           --              --       13.09
03/31/05        13.09         0.03          1.46          1.49        (0.08)         (0.69)          --           (0.77)      13.81
03/31/06        13.81         0.05          1.96          2.01           --          (0.60)          --           (0.60)      15.22

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)    ASSETS(1)         NET ASSETS(1)         TURNOVER
-------------------------------------------------------------------------------------
                           Focus TechNet Portfolio Class 2
03/31/02      (22.90)%    $ 12,522          1.65%@            (1.22)%@            357%
03/31/03      (35.60)       11,585          1.65              (1.46)              253
03/31/04       78.52        31,718          1.65              (1.55)              183
03/31/05       (0.99)       27,909          1.65              (1.16)              155
03/31/06       27.89        36,331          1.65              (1.31)              116

                           Focus TechNet Portfolio Class 3
11/11/02-
03/31/03+      (0.35)          100          1.68#             (1.52)#             253
03/31/04       78.52         3,830          1.75              (1.70)              183
03/31/05       (1.18)       11,321          1.75              (1.15)              155
03/31/06       27.74        19,386          1.75              (1.41)              116

                      Focus Growth and Income Portfolio Class 2
03/31/02       (1.25)       21,393          1.45@             (0.37)@             187
03/31/03      (18.51)       19,142          1.45              (0.37)              180
03/31/04       36.87        49,277          1.45              (0.35)               84
03/31/05        0.54        49,049          1.45               0.18                77
03/31/06       13.96        48,297          1.42               0.94               164

                      Focus Growth and Income Portfolio Class 3
11/11/02-
03/31/03+      (2.59)          105          1.55#             (0.44)#             180
03/31/04       36.73         6,855          1.55              (0.35)               84
03/31/05        0.32        22,063          1.55               0.16                77
03/31/06       13.90        27,151          1.52               0.85               164

                            Focus Value Portfolio Class 2
10/01/01-
03/31/02+      17.90        19,589          1.45#@            (0.27)#@             81
03/31/03      (22.00)       19,105          1.45               0.71               190
03/31/04       49.49        49,022          1.45               1.34               165
03/31/05       11.66        67,250          1.45               0.36               130
03/31/06       14.92        73,413          1.39               0.45               152

                            Focus Value Portfolio Class 3
11/11/02-
03/31/03+      (0.12)          115          1.55#             (0.12)#             190
03/31/04       49.26         4,494          1.55               0.87               165
03/31/05       11.58        21,657          1.55               0.25               130
03/31/06       14.78        41,737          1.48               0.37               152

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.
  # Annualized
  + Inception date of class.
  @ The ratios reflect an expense cap of 1.65%, 1.45% and 1.45% for the Focus
    TechNet Class 2, Focus Growth and Income Class 2, and Focus Value Class 2, respectively which are net of custody credits of 0.01%.
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                03/31/02    03/31/03    03/31/04    03/31/05     03/31/06
                                                --------    --------    --------    --------     --------
    Focus TechNet Portfolio Class 2               1.32%       1.71%       0.52%       0.17%       (0.06)%
    Focus TechNet Portfolio Class 3                 --        1.74#       0.52        0.19        (0.07)
    Focus Growth and Income Portfolio Class 2     1.02        0.68        0.25       (0.01)       (0.10)
    Focus Growth and Income Portfolio Class 3       --        0.79#       0.27       (0.01)       (0.10)
    Focus Value Portfolio Class 2                 1.09#       0.73        0.25       (0.02)       (0.07)
    Focus Value Portfolio Class 3                   --        0.76#       0.27       (0.02)       (0.07)

See Notes to Financial Statements

                                         NET                      DIVIDENDS
                                     REALIZED &                   DECLARED      DIVIDENDS     DIVIDENDS                       NET
            NET ASSET       NET      UNREALIZED                   FROM NET       FROM NET      DECLARED                      ASSET
              VALUE     INVESTMENT      GAIN        TOTAL FROM     INVEST-       REALIZED      FROM NET                      VALUE
 PERIOD     BEGINNING     INCOME     (LOSS) ON     INVESTMENT      MENT         GAIN ON      RETURN OF       TOTAL         END OF
  ENDED     OF PERIOD     (LOSS)*    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS     CAPITAL    DISTRIBUTIONS     PERIOD
------------------------------------------------------------------------------------------------------------------------------------
                                                 Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@   $   10.00   $    (0.00)  $     (0.15)   $    (0.15)   $      --    $        --    $      --   $          --    $   9.85
03/31/06         9.85         0.02          1.62          1.64        (0.05)         (0.01)          --           (0.06)      11.43

                                            Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)        (0.17)        (0.17)          --             --           --              --        9.83
03/31/06         9.83         0.08          1.34          1.42        (0.09)         (0.01)          --           (0.10)      11.15

                                                Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)        (0.15)        (0.15)          --             --           --              --        9.85
03/31/06         9.85         0.15          1.02          1.17        (0.11)         (0.03)          --           (0.14)      10.88

                                                Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@       10.00        (0.00)        (0.14)        (0.14)          --             --           --              --        9.86
03/31/06         9.86         0.14          0.54          0.68        (0.14)         (0.09)          --           (0.23)      10.54

                                                          RATIO OF
                             NET                             NET
                           ASSETS     RATIO OF           INVESTMENT
                           END OF    EXPENSES TO          INCOME TO
 PERIOD       TOTAL        PERIOD    AVERAGE NET           AVERAGE          PORTFOLIO
  ENDED     RETURN**       (000'S)    ASSETS(2)          NET ASSETS(2)       TURNOVER
-------------------------------------------------------------------------------------
                         Allocation Growth Portfolio Class 3
02/14/05-
03/31/05@      (1.50)%    $  5,308          0.35%#            (0.35)%#              1%
03/31/06       16.61        63,384          0.34(1)(3)         0.21(1)(3)          24

                    Allocation Moderate Growth Portfolio Class 3
02/14/05-
03/31/05@      (1.70)        3,314          0.35#             (0.35)#               5
03/31/06       14.40        99,205          0.28(1)(3)         0.82(1)(3)          21

                        Allocation Moderate Portfolio Class 3
02/14/05-
03/31/05@      (1.50)        3,388          0.35#             (0.35)#               0
03/31/06       11.93        69,582          0.31(1)(3)         1.12(1)(3)          29

                        Allocation Balanced Portfolio Class 3
02/14/05-
03/31/05@      (1.40)        3,958          0.35#             (0.35)#               0
03/31/06        9.29        40,900          0.35(1)(3)         1.42(1)(3)          67

----------
  * Calculated based upon average shares outstanding
 ** Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.
  @ Commencement of Operations
  # Annualized
(1) Net of the following reimbursements (recoupments) (based on average net assets):

                                                   03/31/05#   03/31/06
                                                   ---------   --------
    Allocation Growth Portfolio Class 3              4.37%      (0.05)%
    Allocation Moderate Growth Portfolio Class 3     5.58          --
    Allocation Moderate Portfolio Class 3            5.32       (0.04)
    Allocation Balanced Portfolio Class 3            5.45        0.00

(2) Does not include underlying fund expenses that the Portfolios bear indirectly.
(3) Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

See Notes to Financial Statements

SEASONS SERIES TRUST
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Seasons Series Trust

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the twenty-four portfolios constituting Seasons Series Trust (hereafter referred to as the "Trust") at March 31, 2006, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP

May 25, 2006

SEASONS SERIES TRUST
APPROVAL OF ADVISORY AGREEMENTS
March 31, 2006 (unaudited)

At a meeting held on December 14, 2005, the Board of Trustees (the "Board"), including the Trustees that are not interested persons of the Trust, as defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved new investment subadvisory agreements (or amendments thereto) between AIG SunAmerica Asset Management Corp. ("SAAMCo") and the following subadvisers (the "Subadvisory Agreements"): Lord Abbett & Co. LLC ("Lord Abbett"), with respect to the equity portion of the Balanced component of the Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios (the "Multi-Managed Portfolios"); and Northern Trust Investments, N.A. ("Northern Trust"), with respect to the Focus Value Portfolio (collectively, the "Subadvisers"). The Focus Value Portfolio and equity portion of the Balanced component of the Multi-Managed Portfolios are collectively referred to as the "Portfolios."

In addition, at a meeting held on January 26, 2006, the Trustees approved a new subadvisory agreement (a "Subadvisory Agreement") between SAAMCo and Ibbotson Associates Advisors LLC ("Ibbotson"), with respect to the Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios collectively, (the "Allocation Portfolios"). The new Subadvisory Agreement with Ibbotson was required in connection with the acquisition by Morningstar, Inc. ("Morningstar") of Ibbotson Associates, Inc., the parent company of Ibbotson, which resulted in a change of control of Ibbotson. The change of control of Ibbotson constituted an "assignment", as the term is defined in the 1940 Act, which resulted in the automatic termination of the prior Subadvisory Agreement. The termination date of the prior Subadvisory Agreement with Ibbotson and the effective date of the new Subadvisory Agreement with Ibbotson was March 1, 2006.

The Trustees received materials related to certain factors used in their consideration of whether to approve the Subadvisory Agreements, including: (1) the nature, extent and quality of services to be provided by the Subadvisers;
(2) the size and structure of the subadvisory fees charged in connection with the Subadvisers' management of the Portfolios, compared to subadvisory fee rates of a group of funds with similar investment objectives (respectively, the "Subadvisory Expense Group"), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Portfolios and the performance of comparable portfolios managed by the Subadvisers; (4) the costs of services and the benefits potentially derived by the Subadvisers; (5) the terms of the Subadvisory Agreements; (6) whether the Portfolios will benefit from possible economies of scale by engaging the Subadvisers; and (7) information regarding the Subadvisers' compliance and regulatory history. In addition, the Trustees considered the organization capability and financial condition of the Subadvisers and the conditions and trends prevailing in the economy, the securities markets and the investment company industry.

AIG SunAmerica Retirement Markets, Inc. ("SunAmerica") personnel or affiliates thereof, meet on a periodic basis to discuss the performance of the Portfolios as well as the position of the respective insurance products and the Portfolios generally vis-a-vis competitors.

The Independent Trustees were separately represented by counsel that is independent of SAAMCo in connection with their consideration of approval of the Subadvisory Agreements. The matters discussed below were also considered separately by the Independent Trustees in executive sessions during which such independent counsel provided guidance to the Independent Trustees.

NATURE, EXTENT AND QUALITY OF SERVICES. The Trustees considered the nature, quality and extent of services to be provided by the Subadvisers. The Trustees noted that the Subadvisers would be responsible for providing investment management services, including investment research, advice and supervision, and determining which securities shall be purchased or sold by the Portfolios. The Trustees reviewed the Subadvisers' history, structure and size, and investment experience. The Trustees were informed that in SAAMCo's judgment, the Subadvisers have the size, visibility and resources to attract and retain highly qualified investment professionals.

The Trustees reviewed the qualifications, background and responsibilities of the Subadvisers' personnel who would be responsible for providing investment management services to the Portfolios. The Trustees concluded that they were satisfied with the nature, quality and extent of the services to be provided by the Subadvisers and that there was a reasonable basis on which to conclude that it would provide high quality services to the Portfolios.

With respect to Ibbotson, the Trustees considered that the Ibbotson has served as the subadviser to the Allocation Portfolios since their launch in February 2005 and that it is recognized as a leading authority on asset allocation strategies and models. The Trustees were provided with information regarding Morningstar's financial condition and recent financial highlights. In addition, the Trustees noted that Ibbotson representatives reported at the meeting that they did not expect the change of control of Ibbotson to affect its ability to subadvise the Allocation Portfolios. It was also noted that Ibbotson reported that it did not anticipate staffing changes or any disruption of service to the Allocation Portfolios as a result of the change of control. Based on the information presented, the Trustees concluded that there was a reasonable basis on which to conclude that Ibbotson would continue to provide high quality services to the Portfolios.

FEES AND EXPENSES; INVESTMENT PERFORMANCE. The Trustees received and reviewed information regarding the Portfolios' anticipated subadvisory fees compared against the subadvisory fees and expense ratios of other similar funds in their categories as tracked by an independent third-party provider of investment company data. It was noted that with respect to subadvisory fees, SAAMCo negotiated such fees with each Subadviser at arms-length. In addition, the Trustees received and reviewed information prepared by SunAmerica reflecting the Portfolios' (including the Allocation Portfolios') investment performance and the investment performance of funds managed by each Subadviser with substantially similar investment objectives and investment strategies. Generally, the performance information reviewed included annualized returns for the one-, three- and five-year periods. It was noted that the Trustees monitor and review the performance of the Portfolios (including the Allocation Portfolios) on a quarterly basis.

FOCUS VALUE PORTFOLIO. The Trustees considered that the Portfolio's subadvisory fee rate payable to Northern Trust was below the median of its Subadvisory Expense Group and that the aggregate subadvisory fees paid by SAAMCo would increase as result of the subadvisory change. The Trustees also considered that subadvisory fees are paid by SAAMCo and not by the Portfolio such that the increase in subadvisory fees will not affect the Portfolio's total expenses or the shareholders. In addition, it was noted that subadvisory fees may vary widely within a Subadvisory Expense Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Trustees considered that performance of American Century Investment Management, Inc. ("American Century"), the former subadviser to the Portfolio, with respect to the Portfolio, was in the 5th quintile of the Morningstar Large Cap Value Category and the Lipper Multi-Cap Value Category for the one- and three-year periods. It was also noted that the other two subadvisers of the Portfolio performed very well in such periods. Furthermore, the Trustees took into account SunAmerica's discussion of the Portfolio's performance and Northern Trust's performance with its Northern Trust Large Cap Value Portfolio, which has a similar investment objective and investment strategy as the Portfolio.

MULTI-MANAGED PORTFOLIOS. The Trustees considered that the Portfolio's subadvisory fee rate payable to Lord Abbett was below the median of its Subadvisory Expense Group and that the aggregate subadvisory fees paid by SAAMCo would increase as result of the addition of Lord Abbett. The Trustees also considered that subadvisory fees are paid by SAAMCo and not by each Portfolio such that the increase in subadvisory fees will not affect a Portfolio's total expenses. In addition, it was noted that subadvisory fees may vary widely within a Subadvisory Expense Group for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Trustees considered that SAAMCo's performance as Manager to the Balanced component of the Multi-Managed Portfolios was in the 5th quintile of the Morningstar Moderate Allocation Category and the Lipper Balanced Category for the one-, three- and five-year periods. However, it was noted that SAAMCo's performance on the fixed income portion of the Balanced component has been acceptable. The Trustees took into account SunAmerica's discussion of the Portfolio's performance and Lord Abbett's performance with its Lord Abbett Large Cap Core strategy, which has a similar investment objective and investment strategy as the equity portion of the Balanced component of the Multi-Managed Portfolios.

ALLOCATION PORTFOLIOS. With respect to the Allocation Portfolios, the Trustees considered the performance information presented by SunAmerica at the December 14, 2005 meeting. In addition, the Trustees noted that the subadvisory fee rates to be paid to Ibbotson with respect to the Allocation Portfolios pursuant to the new subadvisory agreement was the same as the rates provided in the prior subadvisory agreement.

On the basis of the information considered, the Trustees concluded that the subadvisory fee rates payable to the Subadvisers (including Ibbotson) were fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered. In addition, the Trustees concluded that the performance of the Portfolios was such that the addition of Lord Abbett to the equity portion of the Balanced component of each Multi-Managed Portfolio and the change from American Century to Northern Trust with respect to the Focus Value Portfolio could improve the respective Portfolios' performance. With respect to the Allocation Portfolios, the Trustees concluded that Ibbotson's performance was satisfactory.

COST OF SERVICES & BENEFITS DERIVED. With respect to indirect costs and benefits, the Trustees were informed, based on SAAMCo's judgment, that (1) any indirect costs incurred by the Subadvisers in connection with rendering investment advisory services to the Portfolios were inconsequential to the analysis of the adequacy of the subadvisory fees, and (2) any collateral benefits derived as a result of providing advisory services to the Portfolios are DE MINIMIS and do not impact upon the reasonableness of the subadvisory fee. The Trustees concluded that any benefits that the Subadvisers could be expected to receive with regard to providing investment advisory and other services to the Portfolios were not unreasonable. With respect to the Allocation Portfolios, the Trustees did not consider this factor in its approval of the new Subadvisory Agreements.

PROFITABILITY AND ECONOMIES OF SCALE. In considering the profitability to the Subadvisers in connection with their relationship with the Portfolios, the Trustees noted that the fees under the Subadvisory Agreements are paid by SAAMCo. The Trustees also relied on the ability of SAAMCo to negotiate the Subadvisory Agreements and the fees thereunder at arm's length. For each of the above reasons, the profitability to the Subadvisers from their relationship with the Portfolios was determined not to be a material factor in the Trustees' deliberations. For similar reasons, the potential for the Portfolios to experience economies of scale from the Subadvisers' management of the Portfolios was not considered a material factor to the Trustees' consideration of the Subadvisers. With respect to the Allocation Portfolios, the Trustees did not consider this factor in its approval of the new Subadvisory Agreement

TERMS OF SUBADVISORY AGREEMENTS. The Trustees reviewed the terms of the Subadvisory Agreements including the duties and responsibilities undertaken by the Subadvisers. The Trustees noted that the Subadvisory Agreements provide that the Subadvisers will pay all of their own expenses in connection with the performance of their duties as well as the cost of maintaining the staff and personnel as necessary for them to perform their obligations.

The Trustees also considered other provisions of the Subadvisory Agreements. With respect to the Allocation Portfolios, the Trustees considered that the terms of the new Subadvisory Agreement was identical to the terms of the prior subadvisory agreement. The Trustees concluded that the terms of the Subadvisory Agreements (including the new Subadvisory Agreement with respect to Ibbotson) are reasonable, fair and in the best interest of the Portfolios and their shareholders.

COMPLIANCE. The Trustees considered whether the Subadvisers were subject to any recent regulatory or compliance-related actions or investigations. The Trustees concluded that there was no material litigation or proceeding that would materially effect the Subadvisers' ability to advise the Portfolios.

CONCLUSIONS. In reaching their decision to approve the Subadvisory Agreements, the Trustees based their decision on the totality of the factors and each Trustee contributed different weight to the various factors. Based upon the materials they reviewed, the representations made to them and the considerations described above, and as part of their deliberations, the Trustees, including the Independent Trustees, concluded that the Subadvisers possess the capability and resources to perform the duties required of it under their respective Subadvisory Agreements.

SEASONS SERIES TRUST
TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains information regarding the Trustees and Officers that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                         NUMBER OF
                                                                                         PORTFOLIOS
                                                 TERM OF                                  IN FUND
     NAME,                                      OFFICE AND                                COMPLEX
 ADDRESS AND                  POSITION HELD     LENGTH OF      PRINCIPAL OCCUPATION(S)    OVERSEEN BY    OTHER DIRECTORSHIPS HELD
DATE OF BIRTH*                  WITH TRUST    TIME SERVED(4)   DURING PAST 5 YEARS        TRUSTEE(1)           BY TRUSTEE(3)
----------------------------------------------------------------------------------------------------------------------------------
DISINTERESTED TRUSTEE            Trustee       2001-Present    Owner and President,          56       Director, Kayne Anderson
Carl D. Covitz                                                 Landmark Capital, Inc.                 Mutual Funds (since 1995);
DOB: March 31, 1939                                            (since 1973)                           Director, Arden Realty, Inc.
                                                                                                      (since 1995).

Gilbert T. Ray                   Trustee       2001-Present    Retired Partner,              56       Director, Advanced Auto
DOB: September 18, 1944                                        O'Melveny & Myers LLP                  Parts, Inc. (retail,
                                                               (since 2000); and                      automotive supply stores)
                                                               Attorney (1972-2000)                   (since 2002); Director,
                                                               thereof                                Watts, Wyatt & Company
                                                                                                      (services -- management
                                                                                                      consulting services) (since
                                                                                                      2000); Director IHOP Corp.
                                                                                                      (since 2004); Director
                                                                                                      Diamond Rock Hospitality
                                                                                                      (since 2005).

Allan L. Sher                    Trustee       1997-Present    Retired Brokerage             56       Director, Bowl America Inc.
DOB: October 19, 1931                                          Executive (since 1992)                 (1997-Present).

Bruce G. Willison              Trustee and     2001-Present    Dean Emeritus and             56       Director, Nordstrom, Inc.
DOB: October 16, 1948            Chairman                      Professor of Management                (since 1997); Director,
                                                               (since 2006); Dean,                    Homestore, Inc. (real estate
                                                               Anderson School at UCLA                agents and managers (since
                                                               (1999-2005)                            2003); Healthnet
                                                                                                      International, Inc. (business
                                                                                                      services) (since 2000).

INTERESTED TRUSTEE

Jana W. Greer(2)                 Trustee       2001-Present    President, AIG SunAmerica     56       Director, National
DOB: December 30, 1951                                         Retirement Markets, Inc.               Association for Variable
                                                               (since 1996); Senior Vice              Annuities (since 1999).
                                                               President and Director,
                                                               AIG Retirement Services,
                                                               Inc. (since 1991)

                                                                                          NUMBER OF
                                                                                          PORTFOLIOS
                                                 TERM OF                                   IN FUND
     NAME,                                      OFFICE AND                                 COMPLEX
 ADDRESS AND                  POSITION HELD     LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN     OTHER DIRECTORSHIPS HELD
DATE OF BIRTH*                  WITH TRUST    TIME SERVED(4)   DURING PAST 5 YEARS       BY TRUSTEE(1)         BY TRUSTEE(3)
----------------------------  --------------  ---------------  ------------------------  -------------  ------------------------
OFFICERS                        President      2004-Present    Senior Vice President         N/A                N/A
Vincent M. Marra                                               and Chief Operating
AIG SunAmerica Asset                                           Officer, SAAMCo
Management Corp.                                               (February 2003 to
Harborside Financial Center                                    Present); Chief
3200 Plaza 5,                                                  Administrative Officer
Jersey City, NJ                                                and Chief Financial
07311-4992                                                     Officer, Carret & Co.,
DOB: May 28, 1950                                              LLC (June 2002 to
                                                               February 2003);
                                                               President, Bowne Digital
                                                               Solutions (1999 to May
                                                               2002).

Donna M. Handel                 Treasurer      2002-Present    Assistant Treasurer           N/A                N/A
AIG SunAmerica Asset                                           (1993 to 1997); Senior
Management Corp.                                               Vice President, SAAMCo
Harborside Financial Center                                    (December 2004 to
3200 Plaza 5,                                                  Present); Vice
Jersey City, NJ                                                President, SAAMCo (1997
07311-4992                                                     to December 2004).
DOB: June 25, 1966

Nori L. Gabert                  Secretary      2000-Present    Vice President and            N/A                N/A
AIG SunAmerica Asset                                           Deputy General Counsel,
Management Corp.                                               SAAMCo (2001 to
2929 Allen Parkway                                             present); Formerly,
Houston, Texas 77019                                           Associate General
DOB: August 15, 1953                                           Counsel, American
                                                               General Corporation,
                                                               (1997-2001).

----------
* The business address for each Trustee and Officer is 1 SunAmerica Center, Los Angeles, CA 90067-6022.
(1) The "Fund Complex" consists of all registered investment company portfolios for which SAAMCo serves as investment adviser or administrator. The "Fund Complex" includes the SunAmerica Equity Funds (10 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (17 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (24 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (32 portfolios), VALIC Company II (15 funds) and AIG Series Trust (6 funds), AIG SunAmerica Focused Alpha Growth Fund, Inc. (1 fund) and AIG SunAmerica Focused Alpha Large-Cap Fund, Inc. (1 fund).
(2) Interested Trustee, as defined within the Investment Company Act of 1940, because she serves as President of AIG SunAmerica Retirement Markets, Inc.
(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "Public Company") registered under the investment act of 1940.
(4) Trustees serve until their successors are duly elected and qualified.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling
(800) 445-SUN2.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file Form N-Q its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission ("SEC") for its first and third fiscal quarters. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330) (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington DC 20549-0102 or (iii) sending your request electronically to www.publicinfo@sec.gov.

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the SEC website at http://www.sec.gov.

PROXY VOTING RECORD ON SEASONS SERIES TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust voted proxies relating to securities held in the Seasons Series Trust during the twelve month period ended June 30, 2005 is available without charge, upon request, by calling
(800) 445-SUN2 or on the SEC's website at http://www.sec.gov.

SEASONS SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

Certain tax information regarding the Seasons Series Trust is required to be provided to the shareholders based upon each Portfolio's income and distributions for the fiscal year ended March 31, 2006. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2005.

During the fiscal year ended March 31, 2006, the Portfolios paid the following long-term capital gains dividends along with the percentage of ordinary income dividends that qualified for the 70% dividends received deduction for corporations:

                                                  NET             NET             NET                        QUALIFYING % FOR
                                     TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        RETURN      THE 70% DIVIDENDS
                                   DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    OF CAPITAL   RECEIVED DEDUCTIONS
                                   ---------   ----------   --------------   -------------    ----------   -------------------
Multi-Managed Growth - Class 1     $    0.10   $     0.10   $           --   $          --    $       --          74.12%
Multi-Managed Growth - Class 2          0.08         0.08               --              --            --          74.12
Multi-Managed Growth - Class 3          0.07         0.07               --              --            --          74.12
Multi-Managed Moderate
  Growth - Class 1                      0.17         0.17               --              --            --          19.79
Multi-Managed Moderate
  Growth - Class 2                      0.16         0.16               --              --            --          19.79
Multi-Managed Moderate
  Growth - Class 3                      0.14         0.14               --              --            --          19.79
Multi-Managed Income/
  Equity - Class 1                      0.30         0.30               --              --            --          14.81
Multi-Managed Income/
  Equity - Class 2                      0.28         0.28               --              --            --          14.81
Multi-Managed Income/
  Equity - Class 3                      0.27         0.27               --              --            --          14.81
Multi-Managed Income - Class 1          0.39         0.39               --              --            --           6.56
Multi-Managed Income - Class 2          0.37         0.37               --              --            --           6.56
Multi-Managed Income - Class 3          0.36         0.36               --              --            --           6.56
Asset Allocation: Diversified
  Growth - Class 1                      0.16         0.16               --              --            --          80.29
Asset Allocation: Diversified
  Growth - Class 2                      0.15         0.15               --              --            --          80.29
Asset Allocation: Diversified
  Growth - Class 3                      0.14         0.14               --              --            --          80.29
Stock - Class 1                         0.08         0.08               --              --            --         100.00
Stock - Class 2                         0.06         0.06               --              --            --         100.00
Stock - Class 3                         0.05         0.05               --              --            --         100.00
Large Cap Growth - Class 1              0.03         0.03               --              --            --         100.00
Large Cap Growth - Class 2              0.02         0.02               --              --            --         100.00
Large Cap Growth - Class 3              0.01         0.01               --              --            --         100.00
Large Cap Composite - Class 1           0.07         0.07               --              --            --         100.00
Large Cap Composite - Class 2           0.06         0.06               --              --            --         100.00
Large Cap Composite - Class 3           0.05         0.05               --              --            --         100.00
Large Cap Value - Class 1               0.19         0.12               --            0.07            --         100.00
Large Cap Value - Class 2               0.17         0.10               --            0.07            --         100.00
Large Cap Value - Class 3               0.16         0.09               --            0.07            --         100.00
Mid Cap Growth - Class 1                0.42           --               --            0.42            --             --
Mid Cap Growth - Class 2                0.42           --               --            0.42            --             --
Mid Cap Growth - Class 3                0.42           --               --            0.42            --             --
Mid Cap Value - Class 1                 1.27         0.11             0.33            0.83            --          47.89
Mid Cap Value - Class 2                 1.25         0.09             0.33            0.83            --          47.89
Mid Cap Value - Class 3                 1.23         0.07             0.33            0.83            --          47.89

                                                  NET             NET             NET                        QUALIFYING % FOR
                                     TOTAL     INVESTMENT     SHORT-TERM       LONG-TERM        RETURN      THE 70% DIVIDENDS
                                   DIVIDENDS     INCOME     CAPITAL GAINS*   CAPITAL GAINS    OF CAPITAL   RECEIVED DEDUCTIONS
                                   ---------   ----------   --------------   -------------    ----------   -------------------
Small Cap - Class 1                $    0.08           --   $           --   $        0.08    $       --             --%
Small Cap - Class 2                     0.08           --               --            0.08            --             --
Small Cap - Class 3                     0.08           --               --            0.08            --             --
International Equity - Class 1          0.19         0.05               --            0.14            --           0.06
International Equity - Class 2          0.18         0.04               --            0.14            --           0.06
International Equity - Class 3          0.17         0.03               --            0.14            --           0.06
Diversified Fixed Income -
  Class 1                               0.39         0.34             0.01            0.04            --           0.49
Diversified Fixed Income -
  Class 2                               0.37         0.32             0.01            0.04            --           0.49
Diversified Fixed Income -
  Class 3                               0.36         0.31             0.01            0.04            --           0.49
Strategic Fixed Income - Class 3        0.30         0.29             0.01              --            --             --
Cash Management - Class 1               0.13         0.13               --              --            --             --
Cash Management - Class 2               0.11         0.11               --              --            --             --
Cash Management - Class 3               0.10         0.10               --              --            --             --
Focus Growth - Class 1                    --           --               --              --            --             --
Focus Growth - Class 2                    --           --               --              --            --             --
Focus Growth - Class 3                    --           --               --              --            --             --
Focus TechNet - Class 2                   --           --               --              --            --             --
Focus TechNet - Class 3                   --           --               --              --            --             --
Focus Growth and Income -
  Class 2                               0.02         0.02               --              --            --         100.00
Focus Growth and Income -
  Class 3                               0.01         0.01               --              --            --         100.00
Focus Value - Class 2                   0.61         0.01             0.22            0.38            --          59.63
Focus Value - Class 3                   0.60           --             0.22            0.38            --          59.63
Allocation Growth - Class 3             0.06         0.05             0.01              --            --          19.54
Allocation Moderate Growth -
  Class 3                               0.10         0.09             0.01              --            --          10.93
Allocation Moderate - Class 3           0.14         0.11             0.03              --            --           6.79
Allocation Balanced - Class 3           0.23         0.14             0.09              --            --           3.55

----------
     *Short-term capital gains are treated as ordinary income for tax purposes.

     The International Equity Portfolio makes an election under Internal Revenue Code Section 855 to pass through foreign taxes paid by the Portfolio to its shareholders. The total amount of foreign taxes passed through to the shareholders for the fiscal year ended March 31, 2006 was $342,418. The gross foreign source income for information reporting is $3,454,439.

SEASONS SERIES TRUST
INDIVIDUAL PORTFOLIO REVIEWS

To help you better understand the investment management of the SEASONS FAMILY OF VARIABLE ANNUITIES, we have included on the following pages investment comments regarding the 24 investment portfolios of the Season SeriesTrust:

1.  Multi-Managed Growth Portfolio
2.  Multi-Managed Moderate Growth Portfolio
3.  Multi-Managed Income/Equity Portfolio
4.  Multi-Managed Income Portfolio
5.  Asset Allocation: Diversified Growth Portfolio
6.  Stock Portfolio

SEASONS SELECT PORTFOLIOS

7.  Large Cap Growth Portfolio
8.  Large Cap Composite Portfolio
9.  Large Cap Value Portfolio
10. Mid Cap Growth Portfolio
11. Mid Cap Value Portfolio
12. Small Cap Portfolio
13. International Equity Portfolio
14. Diversified Fixed Income Portfolio
15. Strategic Fixed Income Portfolio
16. Cash Management Portfolio

FOCUSED PORTFOLIOS

17.  Focus Growth Portfolio
18.  Focus TechNet Portfolio
19.  Focus Growth and Income Portfolio
20.  Focus Value Portfolio

ALLOCATION PORTFOLIOS

21.  Allocation Growth Portfolio
22.  Allocation Moderate Growth Portfolio
23.  Allocation Moderate Portfolio
24.  Allocation Balanced Portfolio

Asset allocations for each STRATEGY, as shown in your prospectus, represent a "neutral asset allocation mix"; actual allocations may vary based on performance and the money managers' evaluation of market conditions. For more information on the composition of the SEASONS STRATEGIES as well as their underlying portfolios, please refer to your prospectus

SEASONS SELECT Portfolios (except Cash Management Portfolio) are two-thirds actively managed, one-third passively managed.The one-third passive management is designed to replicate the performance of the appropriate index. Each of the remaining thirds is actively managed by experts who bring their knowledge and experience to the security selection and asset allocation processes.

The FOCUSED Portfolios invest in a highly concentrated group of 30 securities hand-picked by leading money managers from investment opportunities in specific industries and market sectors. Although this concentrated approach offers potentially higher returns, it also comes with potentially higher risk.

In the following pages, we have also included graphs that compare the portfolio's performance with certain market indices. These graphs show the hypothetical growth of a $10,000 investment in the Seasons Series Trust portfolio versus the same $10,000 investment in comparable market indices, from the portfolio's inception date through March 31, 2006. Descriptions of these market indices are provided next to the individual graphs.

PLEASE NOTE THAT THE GRAPHS AND TABLES THAT ACCOMPANY THE FOLLOWING INVESTMENT COMMENTS SHOW THE PERFORMANCE OF THE PORTFOLIO AT THE SEASONS SERIES TRUST LEVEL. THE RETURNS SHOWN REPRESENT CLASS 1 SHARES, UNLESS OTHERWISE NOTED, AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY CONTRACT, AND NO CONTINGENT DEFERRED SALES CHARGE. THE RETURNS FOR CLASS 2 AND CLASS 3 SHARES DIFFER FROM CLASS 1 ONLY TO THE EXTENT THAT CLASS 2 AND CLASS 3 SHARES ARE SUBJECT TO 12b-1 FEES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES.

INVESTMENTS IN STOCKS AND BONDS ARE SUBJECT TO RISK, INCLUDING STOCK MARKET AND INTEREST RATE FLUCTUATIONS. INVESTMENTS IN NON-U.S. STOCKS ARE SUBJECT TO ADDITIONAL RISKS, INCLUDING POLITICAL AND SOCIAL INSTABILITY, DIFFERING SECURITIES REGULATIONS AND ACCOUNTING STANDARDS, AND LIMITED PUBLIC INFORMATION. MORTGAGE-BACKED SECURITIES ARE SUBJECT TO PREPAYMENT, WHICH CAN RESULT IN REINVESTMENT OF PRINCIPAL AT LOWER YIELDS. MONEY MARKET INSTRUMENTS GENERALLY OFFER STABILITY AND INCOME, BUT AN INVESTMENT IN THESE SECURITIES, LIKE INVESTMENTS IN OTHER PORTFOLIOS, ARE NOT GUARANTEED BY THE U.S. GOVERNMENT OR ANY OTHER FEDERAL GOVERNMENT ENTITY.

MULTI-MANAGED GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG SunAmerica Asset Management Corp.
                        Janus Capital Management, LLC
                        Wellington Management Company, LLP
                        Lord, Abbett & Co., LLC

Managed                 Aggressive Growth, Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                          BLENDED        LEHMAN BROTHERS                                                BLENDED
              MULTI-MANAGED GROWTH   BENCHMARK INDEX(1)  U.S. AGGREGATE   S&P 500(R)  RUSSELL 2000   RUSSELL 1000      BENCHMARK
                PORTFOLIO CLASS 1          (NEW)          BOND INDEX(4)    INDEX(3)     INDEX(6)        INDEX(5)     INDEX(2)(OLD)
4/15/1997            $  10,000            $  10,000         $  10,000     $  10,000    $  10,000      $  10,000         $  10,000
4/30/1997            $  10,180            $  10,327         $  10,104     $  10,624    $  10,073      $  10,557         $  10,361
3/31/1998            $  13,155            $  13,584         $  11,149     $  14,835    $  14,265      $  14,855         $  13,578
3/31/1999            $  17,887            $  14,539         $  11,871     $  17,576    $  11,947      $  17,330         $  14,646
3/31/2000            $  26,658            $  17,298         $  12,094     $  20,730    $  16,402      $  21,003         $  17,196
3/31/2001            $  18,421            $  15,237         $  13,609     $  16,236    $  13,888      $  16,225         $  15,251
3/31/2002            $  16,990            $  16,025         $  14,336     $  16,276    $  15,830      $  16,367         $  15,988
3/31/2003            $  14,174            $  13,531         $  16,011     $  12,245    $  11,561      $  12,355         $  13,480
3/31/2004            $  18,133            $  17,797         $  16,876     $  16,543    $  18,941      $  16,848         $  17,646
3/31/2005            $  19,244            $  18,733         $  17,070     $  17,650    $  19,966      $  18,068         $  18,525
3/31/2006            $  21,893            $  21,073         $  17,456     $  19,719    $  25,127      $  20,453         $  20,701

MULTI-MANAGED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                        CLASS 1*        CLASS 2*         CLASS 3*
   1-year                                13.76%           13.56%          13.47%
   5-year                                 3.51%            3.36%            N/A
   Since Inception                        9.14%           -1.89%          12.79%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02
(1) The Blended Benchmark Index (new) consists of 51% Russell 1000 Index, 27% Lehman Brothers U.S. Aggregate Bond Index, 20% Russell 2000 Index, and 2% U.S.Treasury Bills.
(2) The Blended Benchmark Index (old) consists of 51% S&P 500 Index, 27% Lehman Brothers U.S. Aggregate Bond Index, 20% Russell 2000 Index, and 2% U.S.Treasury Bills.
(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
(4) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.
(5) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
(6) The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Multi-Managed Growth Portfolio Class 1 shares posted a return of 13.76% for the twelve-month period ending March 31, 2006, compared to a gain of 11.72% for the S&P 500 Index. The new blended benchmark, comprising 71% equity and 29% bond indexes, returned 12.49% for the period.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. Personal electronics innovator APPLE COMPUTER INC. was one of the top contributing holdings in the Portfolio. In the healthcare sector, biotechnology company GENENTECH INC., health insurers AETNA INC. and UNITEDHEALTH GROUP INC. posted robust returns and made significant contributions to overall results. Individual issue selection was also strong in the energy and industrials sectors, led by SUNCOR ENERGY INC. and ROPER INDUSTRIES INC., respectively. In addition, underweight positions in the consumer staples and materials sectors, coupled with an overweight position in information technology also benefited the Portfolio.

Equity sector selection had a negative impact on the overall Portfolio. A sizable overweight position in the healthcare sector, coupled with a sizable underweight in the financial sector generated the bulk of the underperformance. An underweight in energy, which was the best performing sector in the benchmark during the reporting period, also hurt results. In addition, the modest cash position in the Portfolio also detracted from results. While stock selection was generally strong, positions in financial advisor PIPER JAFFRAY CO., restaurant chain APPLEBEES INT'L, as well as information technology companies SYMANTEC CORP. and NIKU CORP. proved detrimental to results during the reporting period.

The fixed income component also contributed good returns relative to the broad bond market, through strong issue selection across the quality sectors. The Portfolio benefited from exposure to select high yield names. Exposure to non-U.S. sovereign debt issues, including select emerging market bonds also made positive contributions to overall results.

               Past Performance is no guarantee of future results.

MULTI-MANAGED MODERATE GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth, with capital preservation as a
                        secondary objective

PORTFOLIO MANAGERS:     AIG SunAmerica Asset Management Corp.
                        Janus Capital Management, LLC
                        Wellington Management Company, LLP
                        Lord, Abbett & Co., LLC

Managed                 Aggressive Growth, Growth, Balanced and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

               MULTI-MANAGED
                  MODERATE          BLENDED      LEHMAN BROTHERS
              GROWTH PORTFOLIO  BENCHMARK INDEX  U.S. AGGREGATE   S&P 500(R)  RUSSELL 2000  RUSSELL 1000   BLENDED BENCHMARK
                  CLASS 1          (1) (NEW)       BOND INDEX(4)   INDEX(3)     INDEX(6)      INDEX(5)       INDEX(2) (OLD)
4/15/1997       $  10,000          $  10,000        $  10,000      $ 10,000     $ 10,000      $ 10,000          $ 10,000
4/30/1997       $  10,160          $  10,269        $  10,104      $ 10,624     $ 10,073      $ 10,557          $ 10,294
3/31/1998       $  12,686          $  13,024        $  11,149      $ 14,835     $ 14,265      $ 14,855          $ 13,020
3/31/1999       $  16,204          $  13,854        $  11,871      $ 17,576     $ 11,947      $ 17,330          $ 13,929
3/31/2000       $  22,346          $  16,012        $  12,094      $ 20,730     $ 16,402      $ 21,003          $ 15,942
3/31/2001       $  17,338          $  14,913        $  13,609      $ 16,236     $ 13,888      $ 16,225          $ 14,920
3/31/2002       $  16,435          $  15,762        $  14,336      $ 16,276     $ 15,830      $ 16,367          $ 15,731
3/31/2003       $  14,585          $  14,144        $  16,011      $ 12,245     $ 11,561      $ 12,355          $ 14,102
3/31/2004       $  17,886          $  17,839        $  16,876      $ 16,543     $ 18,941      $ 16,848          $ 17,723
3/31/2005       $  18,639          $  18,621        $  17,070      $ 17,650     $ 19,966      $ 18,068          $ 18,464
3/31/2006       $  20,661          $  20,590        $  17,456      $ 19,719     $ 25,127      $ 20,453          $ 20,314

MULTI-MANAGED MODERATE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                       CLASS 1*        CLASS 2*         CLASS 3*
   1-year                                10.84%           10.72%          10.63%
   5-year                                 3.57%            3.42%            N/A
   Since Inception                        8.44%           -0.39%          10.41%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02
(1) The Blended Benchmark Index (new) consists of 38% Russell 1000 Index, 42% Lehman Brothers U.S. Aggregate Bond Index, 18% Russell 2000 Index, and 2% U.S.Treasury Bills.
(2) The Blended Benchmark Index (old) consists of 38% S&P 500 Index, 42% Lehman Brothers U.S. Aggregate Bond Index, 18% Russell 2000 Index, and 2% U.S.Treasury Bills.
(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.
(4) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.
(5) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
(6) The Russell 2000 Index comprises the smallest 2000 companies in the Russell 3000 Index and is widely recognized as representative of small-cap growth stocks.
Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Multi-Managed Moderate Growth Portfolio Class 1 shares posted a return of 10.84% for the twelve-month period ending March 31, 2006, compared to a gain of 11.72% for the S&P 500 Index. The new blended benchmark, comprising 56% equity and 44% bond indexes, returned 10.57% for the period.

The Portfolio's sizable allocation to fixed income detracted the most from results relative to the S&P 500 for the period, as the broad stock markets outperformed many of the bond markets by a wide margin. To a lesser degree, equity sector selection detracted from performance. A sizable overweight position in the healthcare sector, coupled with a sizable underweight in the financial sector generated the bulk of the underperformance. An underweight in energy, which was the best performing sector in the benchmark during the reporting period, also hurt results. In addition, the modest cash position in the Portfolio was another drag on returns. While stock selection was generally strong, positions in financial advisor PIPER JAFFRAY CO., restaurant chain APPLEBEES INTERNATIONAL, as well as information technology companies SYMANTEC CORP. and NIKU CORP. proved detrimental to results during the reporting period.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. Personal electronics innovator APPLE COMPUTER INC. was one the top contributing holdings in the Portfolio. In the healthcare sector, biotechnology company GENENTECH INC., health insurers AETNA, INC. and UNITEDHEALTH GROUP, INC. posted robust returns and made significant contributions to overall results. Individual issue selection was also strong in the energy and industrials sectors, led by SUNCOR ENERGY INC. and ROPER INDUSTRIES, INC., respectively. In addition, an overweight position in information technology, coupled with underweight positions in the consumer staples and materials sectors also benefited the Portfolio.

The fixed income component also contributed good returns relative to the broad bond market, through strong issue selection across the quality sectors. The Portfolio benefited from exposure to select high yield names. Exposure to non-U.S. sovereign debt issues, including select emerging market bonds also made positive contributions to overall results.

               Past Performance is no guarantee of future results.

MULTI-MANAGED INCOME/EQUITY PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Conservation of principal, while maintaining some
                        potential for long-term growth of capital

PORTFOLIO MANAGERS:     AIG SunAmerica Asset Management Corp.
                        Janus Capital Management, LLC
                        Wellington Management Company, LLP
                        Lord, Abbett & Co., LLC

Managed                 Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT

                   MULTI-MANAGED
                      INCOME/       LEHMAN BROTHERS
                 EQUITY PORTFOLIO   U.S. AGGREGATE    RUSSELL 1000       S&P 500 (R)  BLENDED BENCHMARK   BLENDED BENCHMARK
                      CLASS 1        BOND INDEX(5)       INDEX(4)         INDEX(3)      INDEX(1) (NEW)      INDEX(2) (OLD)
4/15/1997            $  10,000          $  10,000      $  10,000         $   10,000      $   10,000          $   10,000
4/30/1997            $  10,180          $  10,104      $  10,557         $   10,624      $   10,253          $   10,275
3/31/1998            $  12,110          $  11,149      $  14,855         $   14,835      $   12,281          $   12,277
3/31/1999            $  14,201          $  11,871      $  17,330         $   17,576      $   13,550          $   13,613
3/31/2000            $  16,831          $  12,094      $  21,003         $   20,730      $   14,678          $   14,615
3/31/2001            $  15,281          $  13,609      $  16,225         $   16,236      $   14,603          $   14,601
3/31/2002            $  15,105          $  14,336      $  16,367         $   16,276      $   15,213          $   15,176
3/31/2003            $  14,731          $  16,011      $  12,355         $   12,245      $   14,959          $   14,910
3/31/2004            $  16,912          $  16,876      $  16,848         $   16,543      $   17,197          $   17,087
3/31/2005            $  17,507          $  17,070      $  18,068         $   17,650      $   17,757          $   17,612
3/31/2006            $  18,612          $  17,456      $  20,453         $   19,719      $   18,806          $   18,570

MULTI-MANAGED INCOME/EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                          CLASS 1*        CLASS 2*         CLASS 3*
   1-year                                    6.31%           6.09%            6.08%
   5-year                                    4.02%           3.85%             N/A
   Since Inception                           7.18%           2.19%            7.20%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index (new) consists of 33% Russell 1000 Index, 64% Lehman Brothers U.S. Aggregate Bond Index, and 3% U.S. Treasury Bills.

(2) The Blended Benchmark Index (old) consists of 33% S&P 500 Index, 64% Lehman Brothers U.S. Aggregate Bond Index, and 3% U.S. Treasury Bills.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(4) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(5) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Multi-Managed Income/Equity Portfolio Class 1 shares posted a return of 6.31% for the twelve-month period ending March 31, 2006, compared to a gain of 11.72% for the S&P 500 Index. The new blended benchmark, comprising 33% equity and 67% bond indexes, returned 5.91% for the period.

The Portfolio's predominant allocation to fixed income detracted from results relative to the S&P 500 for the period, as the broad stock markets outperformed many of the bond markets by a wide margin. To a lesser degree, equity sector selection had a negative cumulative impact on the overall Portfolio. A sizable overweight position in the healthcare sector, coupled with a sizable underweight in the financial sector detracted the most. An underweight in energy, which was the best performing sector in the benchmark during the reporting period, also hurt results. The cash position in the Portfolio was another drag on results. While stock selection was generally strong, positions in technology companies DELL INC., INTERNATIONAL BUSINESS MACHINES, INC., INTEL CORP. SYMANTEC CORP., as well as healthcare companies JOHNSON & JOHNSON and ST. JUDE MEDICAL proved detrimental to results during the reporting period.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. Personal electronics innovator APPLE COMPUTER INC. was one the top contributing holdings in the Portfolio. In the healthcare sector, biotechnology company GENENTECH INC., health insurers AETNA INC. and UNITEDHEALTH GROUP INC. posted robust returns and made significant contributions to overall results. Individual issue selection was also strong in the energy sector, helped by strong results from SUNCOR ENERGY INC. and TRANSOCEAN INC. In addition, underweight positions in the consumer staples and materials sectors, coupled with an overweight position in information technology also benefited the Portfolio.

The fixed income component also contributed good returns relative to the broad bond market, through strong issue selection across the quality sectors. The Portfolio benefited from exposure to select high yield names. Exposure to non-U.S. sovereign debt issues, including select emerging market bonds also made positive contributions to overall results.

               Past Performance is no guarantee of future results.

MULTI-MANAGED INCOME PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Capital preservation

PORTFOLIO MANAGERS:     AIG SunAmerica Asset Management Corp.
                        Janus Capital Management, LLC
                        Wellington Management Company, LLP
                        Lord, Abbett & Co., LLC

Managed                 Growth, Balanced, and Fixed Income
Components:

[CHART]

GROWTH OF A $10,000 INVESTMENT


                  MULTI-MANAGED       BLENDED      LEHMAN BROTHERS                               BLENDED
                  INCOME/EQUITY      BENCHMARK     U.S. AGGREGATE   S&P 500(R)  RUSSELL 1000    BENCHMARK
                PORTFOLIO CLASS 1  INDEX(1) (NEW)   BOND INDEX(5)    INDEX(3)     INDEX(4)    INDEX(2) (OLD)
4/15/1997           $  10,000        $  10,000       $  10,000      $  10,000     $  10,000     $  10,000
4/30/1997           $  10,160        $  10,181       $  10,104      $  10,624     $  10,557     $  10,193
3/31/1998           $  11,691        $  11,725       $  11,149      $  14,835     $  14,855     $  11,724
3/31/1999           $  12,988        $  12,726       $  11,871      $  17,576     $  17,330     $  12,756
3/31/2000           $  14,178        $  13,390       $  12,094      $  20,730     $  21,003     $  13,360
3/31/2001           $  14,263        $  14,139       $  13,609      $  16,236     $  16,225     $  14,137
3/31/2002           $  14,389        $  14,814       $  14,336      $  16,276     $  16,367     $  14,795
3/31/2003           $  14,946        $  15,495       $  16,011      $  12,245     $  12,355     $  15,468
3/31/2004           $  16,552        $  17,088       $  16,876      $  16,543     $  16,848     $  17,031
3/31/2005           $  16,859        $  17,473       $  17,070      $  17,650     $  18,068     $  17,398
3/31/2006           $  17,531        $  18,199       $  17,456      $  19,719     $  20,453     $  18,079

MULTI-MANAGED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                       CLASS 1*        CLASS 2*         CLASS 3*
   1-year                                 3.98%            3.84%           3.83%
   5-year                                 4.21%            4.05%            N/A
   Since Inception                        6.47%            3.63%           5.33%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Blended Benchmark Index (new) consists of 17% Russell 1000 Index, 81% Lehman Brothers U.S. Aggregate Bond Index, and 2% U.S. Treasury Bills.

(2) The Blended Benchmark Index (old) consists of 17% S&P 500 Index, 81% Lehman Brothers U.S. Aggregate Bond Index, and 2% U.S. Treasury Bills.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(4) The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

(5) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

Treasury bills are short-term securities with maturities of one year or less issued by the U.S. government.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Multi-Managed Income Portfolio Class 1 shares posted a return of 3.98% for the twelve-month period ending March 31, 2006, compared to a gain of 11.72% for the S&P 500 Index. The new blended benchmark, comprising 17% equity and 83% bond indexes, returned 4.15% for the period.

The Portfolio's strategy to invest primarily in fixed income securities detracted the most from results relative to the S&P 500 for the period, as the broad stock markets outperformed many of the bond markets by a wide margin. To a lesser degree, equity sector selection had a negative cumulative impact on the overall Portfolio. A sizable overweight position in the healthcare sector, coupled with a sizable underweight in the financial sector detracted the most. An underweight in energy, which was the best performing sector in the benchmark during the reporting period, also hurt results. The cash position in the Portfolio was another drag on results. While stock selection was generally strong, positions in technology companies DELL INC., INTERNATIONAL BUSINESS MACHINES, INC., INTEL CORP. SYMANTEC CORP., as well as healthcare companies JOHNSON & JOHNSON and ST. JUDE MEDICAL proved detrimental to results during the reporting period.

The equity component of the Portfolio benefited from strong stock selection across most economic sectors, and especially in health care and information technology. Personal electronics innovator APPLE COMPUTER INC. was one the top contributing holdings in the Portfolio. In the healthcare sector, biotechnology company GENENTECH INC., health insurers AETNA INC. and UNITEDHEALTH GROUP INC. posted robust returns and made significant contributions to overall results. Individual issue selection was also strong in the energy sector, helped by strong results from SUNCOR ENERGY INC. and TRANSOCEAN INC. In addition, underweight positions in the consumer staples and materials sectors, coupled with an overweight position in information technology also benefited the Portfolio.

The fixed income component also contributed good returns relative to the broad bond market, through strong issue selection across the quality sectors. The Portfolio benefited from exposure to select high yield names. Exposure to non-U.S. sovereign debt issues, including select emerging market bonds also made positive contributions to overall results.

               Past Performance is no guarantee of future results.

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Capital appreciation

PORTFOLIO MANAGER:      Putnam Investment Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT


                 ASSET ALLOCATION:                        LEHMAN BROTHERS
                DIVERSIFIED GROWTH    BLENDED BENCHMARK    U.S. AGGREGATE  RUSSELL 3000  S&P 500(R)  MSCI EAFE  BLENDED BENCHMARK
                 PORTFOLIO CLASS 1      INDEX(1) (NEW)      BOND INDEX(5)    INDEX(4)     INDEX(3)    INDEX(6)    INDEX(2) (OLD)
4/15/1997           $    10,000            $  10,000         $  10,000       $  10,000    $  10,000                 $  10,000
4/30/1997           $    10,180            $  10,000         $  10,104       $  10,512    $  10,624  $  10,000      $  10,406
3/31/1998           $    12,009            $  12,808         $  11,149       $  14,797    $  14,835  $  11,798      $  13,435
3/31/1999           $    13,092            $  14,008         $  11,871       $  16,800    $  17,576  $  12,514      $  15,309
3/31/2000           $    15,467            $  16,767         $  12,094       $  20,542    $  20,730  $  15,653      $  17,791
3/31/2001           $    12,985            $  13,779         $  13,609       $  15,969    $  16,236  $  11,606      $  14,865
3/31/2002           $    12,811            $  14,012         $  14,336       $  16,252    $  16,276  $  10,619      $  14,827
3/31/2003           $    10,251            $  11,508         $  16,011       $  12,245    $  12,245  $   8,152      $  12,183
3/31/2004           $    13,240            $  15,722         $  16,876       $  16,921    $  16,543  $  12,843      $  16,179
3/31/2005           $    14,035            $  16,970         $  17,070       $  18,120    $  17,650  $  14,776      $  17,354
3/31/2006           $    15,977            $  20,096         $  17,456       $  20,707    $  19,719  $  18,383      $  19,484

ASSET ALLOCATION: DIVERSIFIED GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                          CLASS 1*        CLASS 2*         CLASS 3*
   1-year                                   13.84%           13.71%          13.63%
   5-year                                    4.23%            4.08%            N/A
   Since Inception                           5.37%            1.69%          12.01%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/10/02

(1) The Blended Benchmark Index (new) consists of 60% Russell 3000 Index, 15% Lehman Brothers U.S. Aggregate Bond Index, and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index.

(2) The Blended Benchmark Index (old) consists of 60% S&P 500 Index, 20% Lehman Brothers U.S.Aggregate Bond Index,and 20% Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index.

(3) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(4) The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S-equity market.

(5) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

(6) The MSCI EAFE Index represents the foreign stocks of 19 countries in Europe, Australia and the Far East.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Asset Allocation: Diversified Growth Portfolio Class 1 gained 13.84% for the twelve-month period ending March 31, 2006, compared to a 14.28% return for the Russell 3000 Index, and an 18.42% gain for the blended benchmark.

During the annual period, the Portfolio's asset allocation structure relative to the benchmark had a detrimental impact on benchmark relative performance. While the Russell 3000 Index is comprised of domestic equities, the Portfolio can strategically invest in foreign equities and fixed income securities. The Portfolio's exposure to U.S. fixed income holdings, which trailed equity returns, detracted the most from performance with the Lehman Aggregate Bond Index gaining only 2.26%. Within the equity component of the Portfolio, an underweight allocation to the financials and energy sectors detracted from results. In addition, stock selection in the information technology, telecommunications services and consumer staples sectors lagged the benchmark.

The Portfolio's allocation to international equities made a significant contribution to overall results with the MSCI EAFE Index return of 24.41% outpacing the Russell 3000 benchmark. Among the international holdings, stocks in France, Switzerland, Austria and Norway led the foreign component's strong relative performance. Global stock selection made a large contribution, with strong results in the financials, industrials, materials, consumer discretionary and energy sectors. The Portfolio's equity investments across market capitalizations also boosted performance.

               Past Performance is no guarantee of future results.

STOCK PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term capital appreciation, with a secondary
                        objective of increasing dividend income

PORTFOLIO MANAGER:      T. Rowe Price Associates, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                STOCK PORTFOLIO CLASS 1   S&P 500(R) Index(1)
4/15/1997              $  10,000                 $  10,000
4/30/1997              $  10,440                 $  10,624
3/31/1998              $  14,859                 $  14,835
3/31/1999              $  16,798                 $  17,576
3/31/2000              $  21,561                 $  20,730
3/31/2001              $  16,900                 $  16,236
3/31/2002              $  17,636                 $  16,276
3/31/2003              $  13,522                 $  12,245
3/31/2004              $  18,195                 $  16,543
3/31/2005              $  18,846                 $  17,650
3/31/2006              $  21,751                 $  19,719

STOCK PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                              CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                       15.42%           15.23%          15.16%
   5-year                                        5.18%            5.02%            N/A
   Since Inception                               9.06%            1.00%          13.70%

* Inception date for Class 1: 4/15/97; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Stock Portfolio Class 1 shares gained 15.42% over the twelve-month period ending March 31, 2006, compared to a return of 11.72% for the Portfolio's benchmark, the S&P 500 Index.

Stock selection decisions had a positive impact on performance during the reporting period, led by issues from the Financial and Health Care sectors. Regional bank State Street Corp. was one of the Portfolio's top contributors while exposure to the capital markets through brokerages TD AMERITRADE HOLDING CORP. and CHARLES SCHWAB CORP. also helped performance. Underweighting commercial banks and thrifts and mortgage finance companies also benefited performance against the benchmark. In Health Care, holdings in providers of healthcare services UNITEDHEALTH GROUP INC. and WELLPOINT INC. were beneficial as was biopharmaceutical name GILEAD SCIENCES INC. The Portfolio benefited from other holdings in diverse areas, including CORNING INC., a producer of technology and life sciences based products, oilfield services company SCHLUMBERGER LTD., and Latin American wireless services provider AMERICA MOVIL S.A. DE C.V.

Sector selection was an overall negative for the Portfolio's performance, with several sector allocations subtracting value. An overweight in the benchmark's worst performing sector, Consumer Discretionary, as well as an underweight in the top performing sector, Energy, combined to make up the bulk of the allocation detriment. Stock selection in Industrials names TYCO INTERNATIONAL and CENDANT CORP. negatively impacted performance as did computer maker DELL INC., continuing education provider APOLLO GROUP and cable provider COMCAST CORP.

               Past Performance is no guarantee of future results.

LARGE CAP GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        Goldman Sachs Asset Management, L.P.
                        Janus Capital Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                            S&P 500/             S&P 500(R)/
                 LARGE CAP GROWTH          CITIGROUP            BARRA GROWTH
                 PORTFOLIO CLASS 1      GROWTH INDEX(2)           INDEX(1)
 2/8/1999            $  10,000                                   $  10,000
2/28/1999            $  10,080             $  10,000             $  10,017
3/31/1999            $  10,770             $  10,587             $  10,502
3/31/2000            $  15,288             $  13,953             $  13,120
3/31/2001            $   9,512             $   8,882             $   8,111
3/31/2002            $   9,058             $   8,643             $   8,502
3/31/2003            $   6,799             $   6,393             $   6,495
3/31/2004            $   8,922             $   8,306             $   8,232
3/31/2005            $   9,456             $   8,493             $   8,572
3/31/2006            $  10,784             $   9,138             $   9,301

LARGE CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                       CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                14.05%           13.89%          13.82%
   5-year                                 2.54%            2.36%            N/A
   Since Inception                        1.06%           -3.44%          12.67%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500/BARRA Growth Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The growth index has firms with lower book-to-price ratios. Like the full S&P indexes, the growth index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Effective December 16, 2005, the S&P 500/BARRA Growth Index is no longer the official style index of Standard & Poor's and was replaced with the S&P 500/Citigroup Growth Index.

(2) The S&P 500/ Citigroup Growth Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure growth, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Large Cap Growth Portfolio Class 1 shares gained 14.05% for the twelve-month period ending March 31, 2006, compared to a 7.59% return for the Portfolio's benchmark, the S&P 500/Citigroup Growth Index. The benchmark for the Portfolio changed from the S&P 500/Barra Growth Index to the S&P 500/Citigroup Growth Index in December 2005, when Standard & Poor's changed its official style methodology from Barra to Citigroup.

Strong stock selection was responsible for almost all of the portfolio's outperformance during the reporting period. This strength was fairly broad based, with several sectors adding a sizable performance contribution and very few subtracting value. Stock selection in Health Care was the largest contributor with holdings in biotech company GENENTECH INC. and health care benefits providers AETNA INC. and UNITEDHEALTH GROUP INC. The Information Technology sector benefited from solid performers APPLE COMPUTER INC., GOOGLE INC. and QUALCOMM INC., while the Energy sector contributed the Canadian integrated energy company SUNCOR ENERGY INC. and oilfield services company SCHLUMBERGER LTD. Individual sector allocation contributions were small but positive in total.

A fairly small cash position detracted slightly from performance, as did an overweight in the Consumer Discretionary sector and an underweight in Health Care. Stock selection in Consumer Staples subtracted some value with holdings in AVON PRODUCTS INC. and WAL-MART STORES INC., as did Information Technology names DELL and IBM, retailer PETCO ANIMAL SUPPLIES, and conglomerate TYCO INTERNATIONAL LTD.

               Past Performance is no guarantee of future results.

LARGE CAP COMPOSITE PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital and growth of dividend
                        income

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        AIG SunAmerica Asset Management Corp.
                        T. Rowe Price Associates, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                LARGE CAP COMPOSITE PORTFOLIO CLASS 1   S&P 500(R) INDEX(1)
 2/8/1999                     $  10,000                     $  10,000
2/28/1999                     $  10,020                     $   9,964
3/31/1999                     $  10,440                     $  10,363
3/31/2000                     $  13,094                     $  12,223
3/31/2001                     $   9,944                     $   9,573
3/31/2002                     $   9,835                     $   9,597
3/31/2003                     $   7,378                     $   7,220
3/31/2004                     $   9,727                     $   9,754
3/31/2005                     $  10,278                     $  10,407
3/31/2006                     $  11,394                     $  11,627

LARGE CAP COMPOSITE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                             CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                      10.86%           10.63%          10.65%
   5-year                                       2.76%            2.58%            N/A
   Since Inception                              1.84%           -1.51%          11.77%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Large Cap Composite Portfolio Class 1 shares posted a return of 10.86%, compared to a return of 11.72% for the S&P 500 Index for the trailing 1-year period ending March 31, 2006.

Sector allocation decisions had a detrimental impact on overall results during the annual reporting period. An overweight in the consumer discretionary sector, the worst performing sector in the benchmark and an underweight to energy, the best performing sector were key detractors. The modest cash position in the Portfolio further hampered performance relative to the benchmark. In addition, stock selection was weak in the industrials, information technology and materials sectors. Individual holdings that detracted the most from performance included industrial conglomerate TYCO INTERNATIONAL LTD., personal computer maker DELL INC., diversified materials provider E. I. DU PONT DE NEMOURS, cable provider COMCAST CORP. and computer chip maker INTEL CORP.

The Portfolio benefited from stock selection in the health care, financials, consumer discretionary and energy sectors. Providers of healthcare services UNITEDHEALTH GROUP INC. and WELLPOINT INC. were beneficial to results as was biotechnology company AMGEN INC. Financial giants CITIGROUP INC., MERRILL LYNCH & CO and JP MORGAN CHASE & CO contributed to overall results, as did SCHLUMBERGER LTD. and MARATHON OIL CORP. in the energy sector. CORNING INC. delivered strong results and a made substantial contribution to overall performance, and MICROSOFT CORP. also added to results for the period.

               Past Performance is no guarantee of future results.

LARGE CAP VALUE PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        T. Rowe Price Associates, Inc.
                        Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

                                                                                             S&P 500/
                LARGE CAP VALUE PORTFOLIO CLASS 1   S&P 500/CITIGROUP VALUE INDEX(2)   BARRA VALUE INDEX(1)
 2/8/1999                   $  10,000                                                       $  10,000
2/28/1999                   $   9,890                             $  10,000                 $   9,905
3/31/1999                   $  10,210                             $  10,171                 $  10,205
3/31/2000                   $  10,781                             $  10,563                 $  11,209
3/31/2001                   $  11,981                             $   9,859                 $  11,088
3/31/2002                   $  12,272                             $  10,216                 $  10,614
3/31/2003                   $   9,098                             $   7,726                 $   7,834
3/31/2004                   $  12,648                             $  10,889                 $  11,292
3/31/2005                   $  13,824                             $  12,127                 $  12,335
3/31/2006                   $  15,526                             $  14,065                 $  14,172

LARGE CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                                  CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                           12.31%           12.09%          12.00%
   5-year                                            5.32%            5.15%            N/A
   Since Inception                                   6.36%            5.93%          15.02%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500/BARRA Value Index is constructed by dividing the stocks in an index according to a single attribute: book-to-price ratio. This splits the index into two mutually exclusive groups designed to track two of the predominant investment styles in the U.S. equity market. The value index contains firms with high book-to-price ratios. Like the full S&P indexes, the value index is capitalization-weighted, meaning that each stock is weighted in proportion to its market value. Effective December 16, 2005, the S&P 500/BARRA Growth Index is no longer the official style index of Standard & Poor's and was replaced with the S&P 500/Citigroup Growth Index.

(2) The S&P 500/Citigroup Value Index is constructed by measuring growth and value characteristics of the constituents of the S&P 500 Index across seven factors including: earnings-per-share growth rate, sales-per-share growth rate, internal growth rate, book-to-price ratio, cash flow-to-price ratio, sales-to-price ratio and dividend yield. The index is comprised of stocks identified as pure value, plus a portion of the market capitalization of stocks that are neither classified as pure growth nor pure value. The style index series is unmanaged and market capitalization weighted.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Large Cap Value Portfolio Class 1 shares returned 12.31% for the trailing twelve-month period ending March 31, 2006, compared to a 15.98% advance for the S&P 500/Citigroup Value Index. The benchmark for the Portfolio changed from the S&P 500/Barra Value Index to the S&P 500/Citigroup Value Index in December 2005, when Standard & Poor's changed its official style methodology from Barra to Citigroup. Both sector allocation and individual stock selection decisions contributed to the Portfolio's underperformance for the period. From a sector allocation perspective, an overweight in consumer discretionary and an underweight in information technology proved to be among the largest detractors from results. In addition, issue selection in the health care, materials and consumer discretionary sectors also hampered relative results. Within health care, PFIZER INC., JOHNSON & JOHNSON and BECKMAN COULTER INC. were weak performers and hurt relative results. Within the consumer discretionary sector, it was cable television company COMCAST CORP., and publishing companies NEW YORK TIMES CO., GANNETT INC. and TRIBUNE CO. that proved to be the largest detractors. Diversified materials and chemicals companies DOW CHEMICAL CO. and EI DUPONT DE NEMOURS & CO. also delivered weak returns and hurt overall results. In addition the modest cash position in the Portfolio was a slight drag on performance relative to the benchmark.

Stock selection in the industrials and telecom sectors were positive contributors to overall results during the reporting period. CATERPILLAR INC., a leading provider of industrial equipment, as well as telecom service providers AT&T INC. and BELLSOUTH CORP. posted strong gains relative to the benchmark. Other individual securities that made important contributions to performance during the reporting period included financial services giants J.P. MORGAN Chase & CO. and GOLDMAN SACHS GROUP INC., offshore driller GLOBAL SANTAFE CORP., and computer systems company HEWLETT PACKARD CO. From a sector allocation perspective, the Portfolio benefited from an overweight position in healthcare names, as well as an underweight in the industrials sector.

               Past Performance is no guarantee of future results.

MID CAP GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        T. Rowe Price Associates, Inc.
                        Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

                MID CAP GROWTH PORTFOLIO CLASS 1        RUSSELL MIDCAP GROWTH INDEX(1)
Feb 8, 1999                 $  10,000                            $  10,000
Feb 28, 1999                $   9,790                            $   9,862
Mar 31, 1999                $  10,460                            $  10,411
Mar 31, 2000                $  18,399                            $  18,449
Mar 31, 2001                $  12,090                            $  10,070
Mar 31, 2002                $  13,034                            $  10,544
Mar 31, 2003                $   9,941                            $   7,791
Mar 31, 2004                $  15,080                            $  11,657
Mar 31, 2005                $  15,804                            $  12,626
Mar 31, 2006                $  19,762                            $  15,490

MID CAP GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                       CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                25.04%           24.98%          24.79%
   5-year                                10.33%           10.18%            N/A
   Since Inception                       10.01%            3.70%          21.69%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) Russell Midcap(TM) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth index.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

For the trailing twelve-month period ending March 31, 2006, the Mid Cap Growth Portfolio Class 1 shares returned 25.04%, outpacing the 22.68% advance for the Russell Midcap Growth Index.

Positive stock selection was the primary driver of the Portfolio's outperformance in a period when the mid cap market returned strong gains and every sector in the benchmark posted a positive return. A number of holdings in the Portfolio more than doubled over the period. Stock selection in Health Care added the most value with holdings in names such as health care equipment supplier HOLOGIC INC., AMLYN PHARMACEUTICALS, and biotech company CELGENE CORP. Consumer Discretionary holdings also added significant value, particularly in the Specialty Retail and Media spaces, including holdings in video game retailer GAMESTOP CORP. and online movie rental service NETFLIX INC. Several holdings in Information Technology also performed very well in the trailing twelve months including software provider RED HAT INC., VERIFONE HOLDINGS and internet business-service provider Salesforce.com.

On balance, sector allocation was a negative for performance. A large impact came from a small position in cash, followed by an underweight in the outperforming Energy sector. Several individual holdings in the Information Technology sector performed poorly, such as LEXMARK INTERNATIONAL, semiconductor company SIGMATEL INC., and wireless solution provider RESEARCH IN MOTION LTD., however their negative impact was almost fully offset by other strongly-performing technology positions.

               Past Performance is no guarantee of future results.

MID CAP VALUE PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        Goldman Sachs Asset Management, L.P.
                        Lord, Abbett & Co., LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                MID CAP VALUE PORTFOLIO CLASS 1         RUSSELL MIDCAP VALUE INDEX(1)
Feb 8, 1999              $  10,000                              $  10,000
Feb 28, 1999             $   9,810                              $   9,848
Mar 31, 1999             $   9,980                              $   9,989
Mar 31, 2000             $  10,955                              $  10,402
Mar 31, 2001             $  13,734                              $  11,840
Mar 31, 2002             $  16,122                              $  13,551
Mar 31, 2003             $  12,961                              $  10,888
Mar 31, 2004             $  18,960                              $  16,506
Mar 31, 2005             $  22,314                              $  19,532
Mar 31, 2006             $  25,882                              $  23,497

MID CAP VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                       CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                15.99%           15.82%          15.74%
   5-year                                13.51%           13.33%            N/A
   Since Inception                       14.25%           14.53%          21.34%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Mid Cap Value Portfolio Class 1 shares posted a return of 15.99% for the twelve-month trailing period ending March 31, 2006, compared to a return of 20.30% for the Russell Midcap Value Index.

Stock selection was responsible for the Portfolio's underperformance during the period with Financials, Consumer Discretionary and Materials holdings subtracting the most value. Within Financials, the Insurance industry was the performance laggard as holdings in property and casualty insurer XL CAPITAL and reinsurer RENAISSANCE RE subtracted value. Issue selection in the Consumer Discretionary sector was weak across the board with four of the five largest performance detractors coming from this area including auto-parts makers DANA CORP., radio network WESTWOOD ONE INC., INTERPUBLIC GROUP COS., and specialty retailer FOOT LOCKER INC. A small cash position subtracted some value given the strong market environment during the reporting period. An overweight in the poor performing Consumer Discretionary sector and a significant underweight in better performing Financials also hurt results from an allocation perspective.

The Energy sector was the bright spot in the Portfolio, with positive performance contributions from both stock selection and sector allocation. The Portfolio held an overweight position in the top-performing Energy sector and also contributed three of the five names that contributed most to results. These included EOG RESOURCES, oil giant HALLIBURTON and drilling-services provider GLOBAL SANTA FE CORP. An underweight position in the lackluster Utilities sector also contributed positively to performance.

               Past Performance is no guarantee of future results.

SMALL CAP PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        AIG SunAmerica Asset Management Corp.
                        Salomon Brothers Asset Management, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                SMALL CAP PORTFOLIO CLASS 1     RUSSELL 2000 INDEX(1)
Feb 8, 1999             $  10,000                       $  10,000
Feb 28, 1999            $   9,510                       $   9,541
Mar 31, 1999            $   9,910                       $   9,690
Mar 31, 2000            $  14,567                       $  13,303
Mar 31, 2001            $  10,168                       $  11,264
Mar 31, 2002            $  10,586                       $  12,839
Mar 31, 2003            $   7,610                       $   9,377
Mar 31, 2004            $  11,307                       $  15,363
Mar 31, 2005            $  11,434                       $  16,194
Mar 31, 2006            $  13,687                       $  20,380

SMALL CAP PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                       CLASS 1*         CLASS 2*        CLASS 3*
   1-year                                19.82%           19.62%          19.57%
   5-year                                 6.13%            5.97%            N/A
   Since Inception                        4.49%            1.06%          17.48%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and generally represents less than 20% of the total market capitalization of the Russell 3000(R) Index.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Small Cap Portfolio Class 1 shares gained 19.82% for the twelve-month period ending March 31, 2006, trailing the 25.85% advance for the Russell 2000 Index.

The largest negative impact on performance was from stock selection, with an allocation to cash also detracting value. Issue selection in Information Technology was the most detrimental, particularly in the Semiconductors & Semiconductor Equipment and Electronic Equipment & Instruments industries. The individual Technology names which had the most negative impact on the Portfolio included SYMANTEC CORP., NIKU CORP., and MERCURY COMPUTER SYSTEMS. Stock selection in the Health Care sector, particularly in the Providers & Services and Pharmaceuticals industries, further detracted from results with holdings in CYPRESS BIOSCIENCES, MEDICINES CO., and AMERIGROUP CORP. significantly underperforming during the period. Sector allocation decisions also subtracted value, due mostly to the sizable cash position held during this period of strong stock market performance.

Positives during the reporting period included some sector allocation decisions, as well as stock selection in the Energy sector. A significant overweight in Industrials, one of the better performing sectors, contributed positively to performance as did underweights in underperforming sectors such as Consumer Discretionary, Consumer Staples and Utilities. Positive stock selection, as well as a slight overweight, combined to make Energy the top contributing sector in the Portfolio. Within Energy, holdings in TODCO, GLOBAL INDUSTRIES LTD., and DENBURY RESOURCES, INC. were the most beneficial to performance.

               Past Performance is no guarantee of future results.

INTERNATIONAL EQUITY PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        Goldman Sachs Asset Management International
                        Lord, Abbett & Co., LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                INTERNATIONAL EQUITY PORTFOLIO CLASS 1    MSCI EAFE INDEX(1)
Feb 8, 1999                   $  10,000                      $  10,000
Feb 28, 1999                  $   9,930                      $   9,959
Mar 31, 1999                  $  10,340                      $  10,375
Mar 31, 2000                  $  13,583                      $  12,978
Mar 31, 2001                  $   8,951                      $   9,623
Mar 31, 2002                  $   7,981                      $   8,805
Mar 31, 2003                  $   5,577                      $   6,759
Mar 31, 2004                  $   8,528                      $  10,648
Mar 31, 2005                  $   9,490                      $  12,251
Mar 31, 2006                  $  11,956                      $  15,241

INTERNATIONAL EQUITY PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                               CLASS 1*         CLASS 2*        CLASS 3*
   1-year                        25.99%           25.86%          25.66%
   5-year                         5.96%            5.84%            N/A
   Since Inception                2.53%            1.28%          21.20%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index that includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand and the Far East. The Index is weighted by market capitalization and therefore has a heavy representation in countries with large stock markets, such as Japan.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The International Equity Portfolio Class 1 shares posted a return of 25.99% for the twelve-month period ending March 31, 2006, compared to a gain of 24.41% for the MSCI EAFE Index.

Stock selection was the largest positive contributor to performance in the reporting period and broad-based across countries. Holdings in Japan had the most beneficial impact at the country level, with positions in such diverse names as multi-industry SUMITOMO CORP., money center bank MIZUHO FINANCIAL GROUP, and consumer electronics retailer YAMADA DENKI. Stock selection in the U.K., the largest country weighting in the benchmark, added value as well. Notable names included technology company BAE SYSTEMS and utility company O2. A number of positions were held in countries not represented by the benchmark and contributed to relative outperformance. Such countries included Canada, China, Russia, South Korea and Taiwan.

On a sector basis, issue selections in energy and financials were the largest positive contributors to performance with Russian oil company LUKOIL, as well as financial services giants ING GROEP (Dutch) and NOMURA HOLDINGS (Japan) among the top Portfolio performers. Country allocation also had a small, positive impact due to underweight positions in the U.K. and Australia.

Sector allocations were a drag on relative results for the Portfolio, in particular a relative overweight to telecommunications services, the only sector to have a negative return in the benchmark. An underweight to the top-performing materials sector also detracted. An underweight position in Japan was an additional detriment as that market posted strong returns for the reporting period. Stock selection in the French market, particularly a holding in FRANCE TELECOM, hurt performance as did the Portfolio's positions in the U.K.'s VODAFONE GROUP, German radio and television service provider PREMIERE AG, and Japanese lender AIFUL CORP.

               Past Performance is no guarantee of future results.

DIVERSIFIED FIXED INCOME PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Relatively high current income and secondarily capital
                        appreciation

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        AIG SunAmerica Asset Management Corp.
                        Wellington Management Company, LLP

[CHART]

GROWTH OF A $10,000 INVESTMENT

                    DIVERSIFIED FIXED                  LEHMAN BROTHERS
                INCOME PORTFOLIO CLASS 1        U.S. AGGREGATE BOND INDEX(1)
2/8/1999                $ 10,000                           $ 10,000
2/28/1999               $  9,880                           $  9,921
3/31/1999               $  9,940                           $  9,976
3/31/2000               $ 10,061                           $ 10,163
3/31/2001               $ 10,932                           $ 11,436
3/31/2002               $ 11,131                           $ 12,047
3/31/2003               $ 12,260                           $ 13,455
3/31/2004               $ 12,886                           $ 14,182
3/31/2005               $ 12,915                           $ 14,345
3/31/2006               $ 13,091                           $ 14,668

DIVERSIFIED FIXED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                           CLASS 1*         CLASS 2*         CLASS 3*
   1-year                     1.36%            1.21%           1.11%
   5-year                     3.67%            3.50%            N/A
   Since Inception            3.84%            4.08%           2.37%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

(1) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Diversified Fixed Income Portfolio Class 1 shares returned 1.36% for the twelve-month reporting period ended March 31, 2006, compared to a gain of 2.26% for the Lehman Brothers U.S. Aggregate Bond Index.

The bond market posted gains during the reporting period despite eight consecutive rate increases by the Federal Reserve, credit agency downgrades in the auto sector and sharply higher oil prices.

The Portfolio's large overweight to Treasury securities was the biggest detractor from performance for the reporting period. US Treasuries were one of the poorest performing sectors in the benchmark. Issue selection within Treasuries proved to be the most detrimental. A sizable underweight to outperforming mortgage-backed securities, one of the larger sectors of the benchmark, was another negative. The Portfolio's overweight allocation to industrial credits, the poorest performing sector, also detracted despite a positive contribution from issue selection within industrials. Finally the Portfolio's underweight to intermediate term bonds in favor of longer maturity bonds also hurt results.

On the positive side, strong issue selection in the credit sector proved to be the primary contributor to overall results during the reporting period. An overweight exposure to property and casualty insurers made substantial contributions to performance. Strong security selection within investment grade corporates, particularly those rated BBB was especially beneficial. Issue selection also added value in the mortgage and agency sector where the Portfolio wisely chose to overweight GNMA issues and minimize exposure to underperforming Freddie Mac and Fannie Mae securities.

               Past Performance is no guarantee of future results.

STRATEGIC FIXED INCOME PORTFOLIO CLASS 3

INVESTMENT OBJECTIVE:   High level of current income and, secondarily, capital
                        appreciation over the long term

PORTFOLIO MANAGERS:     AIG Global Investment Corp.
                        Franklin Advisers, Inc.
                        Salomon Brothers Asset Management, Inc.

[CHART]

              STRATEGIC FIXED     LEHMAN BROTHERS U.S.         BLENDED        JP MORGAN    ML HIGH YIELD
              INCOME CLASS 3    AGGREGATE BOND INDEX(2)   BENCHMARK INDEX(1)   EMBI+(3)     MASTER II(4)   CITIGROUP MBS INDEX(3)
2/14/2005        $ 10,000              $  10,000
2/28/2005        $  9,940              $   9,912              $ 10,000        $  10,000      $ 10,000            $   10,000
3/31/2005        $  9,660              $   9,861              $  9,812        $   9,735      $  9,727            $    9,973
4/30/2005        $  9,700              $   9,995              $  9,869        $   9,896      $  9,623            $   10,091
5/31/2005        $  9,910              $  10,103              $ 10,061        $  10,217      $  9,795            $   10,172
6/30/2005        $ 10,060              $  10,158              $ 10,196        $  10,398      $  9,981            $   10,208
7/31/2005        $ 10,090              $  10,066              $ 10,226        $  10,373      $ 10,138            $   10,159
8/31/2005        $ 10,190              $  10,195              $ 10,338        $  10,585      $ 10,175            $   10,250
9/30/2005        $ 10,200              $  10,090              $ 10,353        $  10,796      $ 10,073            $   10,193
10/31/2005       $ 10,060              $  10,010              $ 10,252        $  10,628      $  9,999            $   10,128
11/30/2005       $ 10,140              $  10,054              $ 10,335        $  10,804      $ 10,047            $   10,159
12/31/2005       $ 10,256              $  10,150              $ 10,473        $  11,023      $ 10,139            $   10,265
1/31/2006        $ 10,380              $  10,150              $ 10,580        $  11,159      $ 10,300            $   10,290
2/28/2006        $ 10,483              $  10,184              $ 10,710        $  11,443      $ 10,365            $   10,344
3/31/2006        $ 10,380              $  10,084              $ 10,628        $  11,211      $ 10,430            $   10,250

STRATEGIC FIXED INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                               CLASS 3*
   1-year                         7.45%
   Since Inception                3.36%

* Inception date for Class 3: 2/14/05

(1) The blended benchmark consists of the 33.33% JP Morgan Emerging Market Bond+ Index, 33.33% Merrill Lynch High Yield Master II Index and 33.34% Citigroup Mortgage-Backed Securities Index.

(2) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

(3) The J.P. Morgan Emerging Market Bond Index Plus (EMBI+) tracks total returns for traded external debt instruments in the emerging markets. The instruments include external-currency-denominated Brady bonds, loans and Eurobonds, as well as U.S. dollar local market instruments.

(4) The Merrill Lynch High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market.

(5) The Citigroup Mortgage-backed Securities Index is an index of 30- and 15-year mortgage related securities issued by U.S. government agencies.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Strategic Fixed Income Portfolio Class 3 shares returned 7.45% for the twelve-month reporting period ended March 31, 2006, compared to a gain of 2.26% for the Lehman Brothers U.S. Aggregate Bond Index.

The emerging market debt component of the Portfolio contributed the most to absolute and benchmark relative performance for the reporting period. Record inflows into the sector, improving country fundamentals, solid global economic growth and rising commodities prices all helped created a positive environment for emerging market issues. The top performing countries in the JP Morgan Emerging Markets Bond Index included Argentina and Venezuela which produced returns in excess of 25% for the reporting period. The Lehman Brothers U.S. Aggregate does not contain emerging markets bonds.

The high-yield bond component of the Portfolio also delivered strong results for the period. The Portfolio benefited primarily from strong security selection. Issue selection results were helped by strong performance from AMERICAN CELLULAR CORP. and DOBSON COMMUNICATION in the wireless sector, the TRICO MARINE SERVICE stock holding in the oil field equipment sector, the SOUTHERN ENERGY INC. bond position (converted to MIRANT equity) in the electric-integrated sector, GMAC bonds in the auto loan sector, and ELAN in the pharmaceutical sector. An underweight in the weak-performing automotive sector also contributed to results. Some of the negatives during the reporting period included exposure to weak performers CHARTER COMMUNICATIONS in the media-cable sector and PLIANT CORP. in the packaging space, as well as the cash position.

The mortgage backed securities component of the Portfolio underperformed the Lehman Aggregate benchmark and detracted the most from overall performance for the period. In addition, the mortgage backed securities sector considerably underperformed both the high yield and emerging markets bonds sectors. The yield curve flattened considerably, with 10-year Treasuries yielding only 4 basis points more than 2-year Treasury bonds. In this environment, mortgage backed securities slightly outperformed the broad Lehman Brothers Aggregate Bond Index. The cash flows for mortgage-backed securities became more stable as prepayment risk slowed due to higher mortgage rates.

               Past Performance is no guarantee of future results.

FOCUS GROWTH PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     Janus Capital Management, LLC
                        Marsico Capital Management, LLC
                        Credit Suisse Asset Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                  FOCUS GROWTH       RUSSELL 1000      RUSSELL 3000      S&P 500(R)
                PORTFOLIO CLASS 1   GROWTH INDEX(2)   GROWTH INDEX(3)     INDEX(1)
7/5/2000           $  10,000           $  10,000        $   10,000       $   10,000
7/31/2000          $   9,900           $   9,825        $    9,786       $    9,898
3/31/2001          $   7,190           $   6,036        $    6,073       $    8,091
3/31/2002          $   7,060           $   5,915        $    5,984       $    8,110
3/31/2003          $   5,490           $   4,332        $    4,363       $    6,102
3/31/2004          $   7,920           $   5,726        $    5,853       $    8,243
3/31/2005          $   7,600           $   5,793        $    5,920       $    8,795
3/31/2006          $   9,100           $   6,554        $    6,773       $    9,826

FOCUS GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                               CLASS 1*         CLASS 2*        CLASS 3*
   1-year                        19.74%           19.60%          19.52%
   5-year                         4.82%            4.66%            N/A
   Since Inception               -1.63%            0.20%          14.44%

* Inception date for Class 1: 7/5/00; Class 2: 10/16/00; Class 3: 11/11/02

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States.

(2) The Russell 1000 Growth Index consists of stocks with a greater-than-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price earnings ratios, lower dividend yields and higher forecasted growth values.

(3) The Russell 3000 Growth Index measures the performance of those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or Russell 2000 Growth Indexes.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Focus Growth Portfolio Class 1 shares posted a return of 19.74% for the twelve-month reporting period ending March 31, 2006, compared to a return of 14.40% for the Russell 3000 Growth Index.

Positive stock selection was primarily responsible for the Portfolio's outperformance in the reporting period. In particular, holdings in the Information Technology sector drove positive results with names such as GOOGLE INC., QUALCOMM INC., INTEGRATED DEVICE TECHNOLOGY, ACTIVISION INC., MACROMEDIA INC. and APPLE COMPUTER. Health Care was another area of notable stock selection success, led by biotech holdings CELGENE CORP. and GENENTECH INC, as well as healthcare services provider UNITEDHEALTH GROUP INC. Lodging company STARWOOD HOTELS & RESORTS WORLDWIDE INC. rounded out the top ten stock contributors to performance for the reporting period. One of the Portfolio's largest underweight positions from a sector allocation perspective, Consumer Staples, also was beneficial for performance as this sector was among the weakest in the benchmark.

Some sector allocation weightings offset results, with the Portfolio's cash position the most detrimental in a double-digit return market. Relative to the benchmark, a large underweight in Financials subtracted value as this area was one of the top performing sectors, while an overweight to Information Technology also was a detractor. Relatively few individual Portfolio holdings had a significant negative impact on results for the period, however the names that detracted the most included TARO PHARMACEUTICALS, managed care organization MOLINA HEALTHCARE, XM SATELLITE RADIO, CVS CORP. and digital media electronic equipment company AVID TECHNOLOGY INC.

               Past Performance is no guarantee of future results.

FOCUS TECHNET PORTFOLIO CLASS 2

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     AIG SunAmerica Asset Management Corp.
                        BAMCO, Inc.
                        RCM Capital Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                FOCUS TECHNET PORTFOLIO CLASS 2     NASDAQ- 100 INDEX(1)
12/29/00                  $  10,000                     $   10,000
12/31/00                  $  10,000                     $   10,000
3/31/01                   $   5,730                     $    6,719
3/31/02                   $   4,400                     $    6,209
3/31/03                   $   2,840                     $    4,359
3/31/04                   $   5,070                     $    6,168
3/31/05                   $   5,020                     $    6,379
3/31/06                   $   6,420                     $    7,362

FOCUS TECHNET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                            CLASS 2*         CLASS 3*
   1-year                     27.89%          27.74%
   5-year                      2.30%            N/A
   Since Inception            -8.09%          26.98%

* Inception date for Class 2: 12/29/00; Class 3: 11/11/02

(1) The Nasdaq-100 Index tracks the performance of the 100 largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain financial companies including investment companies. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Focus Technet Portfolio Class 2 shares posted a return of 27.89%, compared to a return of 15.40% for the NASDAQ-100 Index for the twelve-month period ending March 31, 2006.

Excellent stock selection drove the strong results achieved during the reporting period. Within information technology, individual issue selection proved most beneficial among internet software and services companies, as well as companies in the software and electronic equipment and instruments sub-sectors. The top five stock contributors in the Portfolio each returned greater than 100% for the 12-month period and included Linux operating system provider RED HAT INC. and leading Internet search engine provider GOOGLE INC. Exposure to memory chip maker SANDISK CORP., real estate online provider HOMESTORE INC., and telecommunications service provider EQUINIX INC. also made substantial contributions to overall results. In addition, companies in the financials sector that leverage technology such as E TRADE FINANCIAL CORP. and CHICAGO MERCANTILE HOLDINGS also benefited results for the period.

Offsetting this strong performance were some sector allocation decisions that detracted from results relative to the benchmark. The NASDAQ-100 Index contains a number of stocks that are not information technology stocks or direct beneficiaries of technology. The Portfolio's zero weight in health care stocks, for example, hampered results relative to the NASDAQ-100 Index. The cash position in the portfolio further detracted from results. While stock selection had a positive overall impact, the Portfolio had exposure to a number of stocks that were weak performers during the period and therefore hurt overall results such as VERISIGN INC., DELL INC., EBAY INC., INFOSPACE INC. and YAHOO INC.

               Past Performance is no guarantee of future results.

FOCUS GROWTH AND INCOME PORTFOLIO CLASS 2

INVESTMENT OBJECTIVE:   Long-term growth of capital and current income

PORTFOLIO MANAGERS:     AIG SunAmerica Asset Management Corp.
                        Marsico Capital Management, LLC
                        Thornburg Investment Management, Inc.

[CHART]

GROWTH OF A $10,000 INVESTMENT

                FOCUS GROWTH & INCOME PORTFOLIO CLASS 2    S&P 500(R) INDEX(1)
12/29/00                  $  10,000                            $   10,000
12/31/00                  $  10,000                            $   10,000
3/31/01                   $   8,430                            $    8,814
3/31/02                   $   8,324                            $    8,836
3/31/03                   $   6,784                            $    6,648
3/31/04                   $   9,285                            $    8,981
3/31/05                   $   9,335                            $    9,583
3/31/06                   $  10,638                            $   10,706

FOCUS GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                             CLASS 2*         CLASS 3*
   1-year                      13.96%           13.90%
   5-year                       4.76%             N/A
   Since Inception              1.18%           13.20%

* Inception date for Class 2: 12/29/00 ; Class 3: 11/11/02

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Focus Growth & Income Portfolio Class 2 shares posted a return of 13.96% for the twelve-month period ending March 31, 2006, outpacing the return of 11.72% for the S&P 500 Index. In July 2005, Harris Associates, L.P. assumed the day to day management of a portion of the Portfolio from SAAMCO.

Strong stock selection contributed to relative performance during the period, particularly in Health Care and Telecommunication Services. The Biotechnology area was the top performing industry within the Health Care sector and also gave the Portfolio its largest positive contribution with a holding in GENENTECH INC. The Wireless Telecommunication Services industry also provided a boost to performance with a position in NII HOLDINGS INC. (formerly known as Nextel International), which had a return in excess of 100% for the period. Positions in Information Technology companies QUALCOMM INC., GOOGLE INC. and MOTOROLA INC. also were among the top contributors to performance. In general, the Portfolio benefited from its exposure to higher growth, higher beta holdings.

The Consumer Staples sector proved the most detrimental to performance with negative stock selection in Food & Staples Retailing, Beverages and Household Products industries. Holdings in this sector that were among the largest detractors from performance, included CVS CORP., COLGATE PALMOLIVE CO. and ANHEUSER BUSCH COS. INC.. From an allocation perspective, the overweighting in cash during a period of double-digit stock market returns was a drag on performance. Additionally, underweights in Financials and Information Technology subtracted value as these sectors outperformed the broad index.

               Past Performance is no guarantee of future results.

FOCUS VALUE PORTFOLIO CLASS 2

INVESTMENT OBJECTIVE:   Long-term growth of capital

PORTFOLIO MANAGERS:     Northern Trust Investments, N.A.
                        J.P. Morgan Asset Management, Inc.
                        Third Avenue Management, LLC

[CHART]

GROWTH OF A $10,000 INVESTMENT

                FOCUS VALUE PORTFOLIO CLASS 2    RUSSELL 1000 VALUE INDEX(1)     RUSSELL 3000 VALUE INDEX(2)
Oct 1, 2001               $  10,000                     $   10,000                       $    10,000
Oct 31, 2001              $  10,450                     $    9,914                       $     9,937
Mar 31, 2002              $  11,790                     $   11,177                       $    11,285
Mar 31, 2003              $   9,197                     $    8,629                       $     8,713
Mar 31, 2004              $  13,748                     $   12,152                       $    12,413
Mar 31, 2005              $  15,351                     $   13,752                       $    14,011
Mar 31, 2006              $  17,642                     $   15,582                       $    16,000

FOCUS VALUE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                             CLASS 2*       CLASS 3*
   1-year                      14.92%         14.78%
   Since Inception             13.46%         21.04%

* Inception date for Class 2: 10/1/01; Class 3: 11/11/02

(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

(2) The Russell 3000 Value Index is an unmanaged index of common stock prices that measures the performance of those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Focus Value Portfolio Class 2 shares gained 14.92% for the twelve-month period through March 31, 2006, compared to a 14.20% return for the Russell 3000 Value Index. Northern Trust replaced American Century Investment Management, Inc. as one of the subadvisers on the Portfolio in January 2006.

Stock selection was strong, and added substantially to performance during the period, while sector selection detracted slightly from overall results. Individual issue selection was especially beneficial in the financials and energy economic sectors. Real estate development holding FOREST CITY ENTERPRISES, specialized insurer ASSURANT INC., and commercial & consumer finance company CIT GROUP were among the Portfolio's top financial stocks. Within the energy sector, oil explorers ENCANA CORP. and DEVON ENERGY CORP. were among the top performers. Electronic component manufacturer AVX CORP. and South-Korean based steel manufacturer Posco, posted strong returns and made significant contributions to overall performance.

Some of the negatives during the reporting period included an overweight allocation to the weak performing consumer discretionary sector, coupled with underweight positions in the stronger financial and technology sectors. The modest cash position had the largest drag on performance results from an allocation perspective. In addition, individual issue selection was weak in the consumer staples and industrials sectors. Individual holdings that detracted the most from results included INTERNATIONAL BUSINESS MACHINES, WALMART STORES INC., ALAMO GROUP INC., FORD MOTOR CO. and OUTBACK STEAKHOUSE INC.

               Past Performance is no guarantee of future results.

ALLOCATION GROWTH PORTFOLIO CLASS 3

INVESTMENT OBJECTIVE:   Long term capital appreciation

PORTFOLIO MANAGERS:     Ibbotson Associates Advisors, LLC

[CHART]

                 ALLOCATION GROWTH                       BLENDED BENCHMARK     LEHMAN BROTHERS U.S.
                 PORTFOLIO CLASS 3    S&P 500 INDEX(1)        INDEX(2)        AGGREGATE BOND INDEX(3)
2/14/2005            $ 10,000            $ 10,000            $  10,000              $   10,000
2/28/2005            $ 10,060            $  9,995            $   9,991              $    9,912
3/31/2005            $  9,850            $  9,818            $   9,820              $    9,861
4/30/2005            $  9,600            $  9,632            $   9,650              $    9,995
5/31/2005            $  9,830            $  9,938            $   9,947              $   10,103
6/30/2005            $  9,950            $  9,952            $   9,963              $   10,158
7/31/2005            $ 10,300            $ 10,322            $  10,310              $   10,066
8/31/2005            $ 10,370            $ 10,228            $  10,227              $   10,195
9/30/2005            $ 10,490            $ 10,311            $  10,301              $   10,090
10/31/2005           $ 10,280            $ 10,139            $  10,134              $   10,010
11/30/2005           $ 10,610            $ 10,522            $  10,500              $   10,054
12/31/2005           $ 10,793            $ 10,526            $  10,508              $   10,150
1/31/2006            $ 11,285            $ 10,805            $  10,773              $   10,150
2/28/2006            $ 11,225            $ 10,834            $  10,802              $   10,184
3/31/2006            $ 11,486            $ 10,969            $  10,925              $   10,084

ALLOCATION GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                            CLASS 3*
   1-year                     16.61%
   Since Inception            13.09%

* Inception date for Class 3: 2/14/05

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(2) The Blended Benchmark consists of 95% S&P 500 Index & 5% Lehman Brothers U.S. Aggregate Bond Index

(3) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Allocation Growth Portfolio Class 3 shares posted a return of 16.61% for the twelve-month period ending March 31, 2006, compared to a return of 11.72% for the S&P 500 Index, and a return of 11.24% for the blended benchmark (95% S&P 500 Index/5% Lehman Brothers U.S. Aggregate Bond Index).

The performance of the U.S. stock market was strong overall for the one year period ending March 31, 2006. Two broad measures of the U.S. equity markets, the S&P 500 Index and the Russell 3000 Index returned a healthy 11.72% and 14.28%, respectively. Mid capitalization stocks performed particularly well during the period, with the Russell Mid Cap Index gaining 21.54%. Small capitalization stocks provided even stronger gains, with the Russell 2000 Index advancing 25.85%. While the value style of investing slightly outperformed the growth style within the large capitalization spectrum of the market, growth beat value in the mid and small capitalization ranges. The international equity markets posted strong returns during the reporting period, gaining 24.94%, which was well ahead of the gain for the S&P 500 broad domestic benchmark. Fixed income markets had much more muted but still positive returns for the period. Core bonds returned a modest 2.26% as measured by the Lehman Brothers U.S. Aggregate Bond Index. Emerging market bonds outperformed domestic bonds, returning 15.16%. High yield bonds also performed well during the period, returning 7.44%, while cash equivalents returned only 3.51% during the reporting period.

The Portfolio benefited from strategic asset allocation decisions, which enabled it to outperform the broad market S&P 500 Index, as well as the blended benchmark. Exposure to asset classes and investment styles with very strong relative returns such as foreign equities, and mid and small capitalization domestic equities, made substantial contributions. In addition several underlying equity Portfolios, including International Equity, Focus Growth, Focus Value, Large Cap Growth and Mid Cap Growth, outperformed their respective benchmarks contributing to overall results. Exposure to high yield bonds and emerging market bonds also contributed positively to performance relative to the blended benchmark through an allocation to the Strategic Fixed Income Portfolio.

The negatives during the reporting period included individual Portfolio performance, which in aggregate, slightly detracted from overall results. The Large Cap Value, Mid Cap Value, Small Cap and Diversified Fixed Income Portfolios each trailed their respective benchmarks during the reporting period.

               Past Performance is no guarantee of future results.

ALLOCATION MODERATE GROWTH PORTFOLIO CLASS 3

INVESTMENT OBJECTIVE:   Long term capital appreciation

PORTFOLIO MANAGERS:     Ibbotson Associates Advisors, LLC

[CHART]

                  ALLOCATION MODERATE                                                     LEHMAN BROTHERS U.S.
                GROWTH PORTFOLIO CLASS 3   S&P 500 INDEX(1)  BLENDED BENCHMARK INDEX(2)  AGGREGATE BOND INDEX(3)
2/14/2005              $ 10,000                $ 10,000              $ 10,000                   $  10,000
2/28/2005              $ 10,000                $  9,995              $  9,978                   $   9,912
3/31/2005              $  9,830                $  9,818              $  9,827                   $   9,861
4/30/2005              $  9,670                $  9,632              $  9,704                   $   9,995
5/31/2005              $  9,870                $  9,938              $  9,972                   $  10,103
6/30/2005              $  9,980                $  9,952              $  9,994                   $  10,158
7/31/2005              $ 10,270                $ 10,322              $ 10,274                   $  10,066
8/31/2005              $ 10,340                $ 10,228              $ 10,225                   $  10,195
9/30/2005              $ 10,430                $ 10,311              $ 10,270                   $  10,090
10/31/2005             $ 10,220                $ 10,139              $ 10,117                   $  10,010
11/30/2005             $ 10,510                $ 10,522              $ 10,432                   $  10,054
12/31/2005             $ 10,671                $ 10,526              $ 10,454                   $  10,150
1/31/2006              $ 11,084                $ 10,805              $ 10,676                   $  10,150
2/28/2006              $ 11,054                $ 10,834              $ 10,706                   $  10,184
3/31/2006              $ 11,245                $ 10,969              $ 10,792                   $  10,084

ALLOCATION MODERATE GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                CLASS 3*
   1-year                         14.40%
   Since Inception                10.99%

* Inception date for Class 3: 2/14/05

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(2) The Blended Benchmark consists of 80% S&P 500 Index & 20% Lehman Brothers U.S. Aggregate Bond Index

(3) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Allocation Moderate Growth Portfolio Class 3 shares posted a return of 14.40% for the twelve-month period ending March 31, 2006, compared to a return of 11.72% for the S&P 500 Index, and a return of 9.82% for the blended benchmark (80% S&P 500 Index/20% Lehman Brothers U.S. Aggregate Bond Index).

The performance of the U.S. stock market was strong overall for the one year period ending March 31, 2006. Two broad measures of the U.S. equity markets, the S&P 500 Index and the Russell 3000 Index returned a healthy 11.72% and 14.28%, respectively. Mid capitalization stocks performed particularly well during the period, with the Russell Mid Cap Index gaining 21.54%. Small capitalization stocks provided even stronger gains, with the Russell 2000 Index advancing 25.85%. While the value style of investing slightly outperformed the growth style within the large capitalization spectrum of the market, growth beat value in the mid and small capitalization ranges. The international equity markets posted strong returns during the reporting period, gaining 24.94%, which was well ahead of the gain for the S&P 500 broad domestic benchmark. Fixed income markets had much more muted but still positive returns for the period. Core bonds returned a modest 2.26% as measured by the Lehman Brothers Aggregate Bond Index. Emerging market bonds outperformed domestic bonds, returning 15.16%. High yield bonds also performed well during the period, returning 7.44%, while cash equivalents returned only 3.51% during the reporting period.

The Portfolio benefited from strategic asset allocation decisions, which enabled it to outperform the broad market S&P 500 Index, as well as the blended benchmark. Exposure to asset classes and investment styles with very strong relative returns such as foreign equities, and mid and small capitalization domestic equities, made substantial contributions. In addition several underlying equity Portfolios, including International Equity, Focus Growth, Focus Value, Large Cap Growth and Mid Cap Growth, outperformed their respective benchmarks contributing to overall results. Exposure to high yield bonds and emerging market bonds also contributed positively to performance relative to the blended benchmark through an allocation to the Strategic Fixed Income Portfolio.

The negatives during the reporting period included individual Portfolio performance, which in aggregate, slightly detracted from overall results. The Large Cap Value, Mid Cap Value, Small Cap and Diversified Fixed Income Portfolios each trailed their respective benchmarks during the reporting period. Relative to the equity-only S&P 500 Index, the allocation to the fixed income sectors in general, and the high quality segment in particular, also detracted from results.

               Past Performance is no guarantee of future results.

ALLOCATION MODERATE PORTFOLIO CLASS 3

INVESTMENT OBJECTIVE:   Long term capital appreciation and moderate current
                        income

PORTFOLIO MANAGERS:     Ibbotson Associates Advisors, LLC

[CHART]

                ALLOCATION MODERATE                                                    LEHMAN BROTHERS U.S.
                 PORTFOLIO CLASS 3     S&P 500 INDEX(1)   BLENDED BENCHMARK INDEX(2)  AGGREGATE BOND INDEX(3)
2/14/2005            $ 10,000           $    10,000             $    10,000                $    10,000
2/28/2005            $ 10,020           $     9,995             $     9,966                $     9,912
3/31/2005            $  9,850           $     9,818             $     9,833                $     9,861
4/30/2005            $  9,720           $     9,632             $     9,759                $     9,995
5/31/2005            $  9,910           $     9,938             $     9,997                $    10,103
6/30/2005            $ 10,010           $     9,952             $    10,026                $    10,158
7/31/2005            $ 10,230           $    10,322             $    10,236                $    10,066
8/31/2005            $ 10,300           $    10,228             $    10,221                $    10,195
9/30/2005            $ 10,360           $    10,311             $    10,238                $    10,090
10/31/2005           $ 10,180           $    10,139             $    10,099                $    10,010
11/30/2005           $ 10,420           $    10,522             $    10,363                $    10,054
12/31/2005           $ 10,570           $    10,526             $    10,400                $    10,150
1/31/2006            $ 10,904           $    10,805             $    10,579                $    10,150
2/28/2006            $ 10,884           $    10,834             $    10,610                $    10,184
3/31/2006            $ 11,026           $    10,969             $    10,659                $    10,084

ALLOCATION MODERATE PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                             CLASS 3*
   1-year                      11.93%
   Since Inception              9.06%

* Inception date for Class 3: 2/14/05

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(2) The Blended Benchmark consists of 65% S&P 500 Index & 35% Lehman Brothers U.S. Aggregate Bond Index

(3) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Allocation Moderate Portfolio Class 3 shares posted a return of 11.93% for the twelve-month period ending March 31, 2006, compared to a return of 11.72% for the S&P 500 Index, and a return of 8.40% for the blended benchmark (65% S&P 500 Index/35% Lehman Brothers U.S. Aggregate Bond Index).

The performance of the U.S. stock market was strong overall for the one year period ending March 31, 2006. Two broad measures of the U.S. equity markets, the S&P 500 Index and the Russell 3000 Index returned a healthy 11.72% and 14.28%, respectively. Mid capitalization stocks performed particularly well during the period, with the Russell Mid Cap Index gaining 21.54%. Small capitalization stocks provided even stronger gains, with the Russell 2000 Index advancing 25.85%. While the value style of investing slightly outperformed the growth style within the large capitalization spectrum of the market, growth beat value in the mid and small capitalization ranges. The international equity markets posted strong returns during the reporting period, gaining 24.94%, which was well ahead of the gain for the S&P 500 broad domestic benchmark. Fixed income markets had much more muted but still positive returns for the period. Core bonds returned a modest 2.26% as measured by the Lehman Brothers Aggregate Bond Index. Emerging market bonds outperformed domestic bonds, returning 15.16%. High yield bonds also performed well during the period, returning 7.44%, while cash equivalents returned only 3.51% during the reporting period.

The Portfolio benefited from strategic asset allocation decisions, which enabled it to slightly outperform the broad market S&P 500 Index, as well as the blended benchmark. Exposure to asset classes and investment styles with very strong relative returns such as foreign equities, and mid and small capitalization domestic equities, made substantial contributions. In addition several underlying equity Portfolios, including International Equity, Focus Growth, Focus Value, Large Cap Growth and Mid Cap Growth, outperformed their respective benchmarks contributing to overall results. Exposure to high yield bonds and emerging market bonds also contributed positively to performance relative to the blended benchmark through an allocation to the Strategic Fixed Income Portfolio.

Relative to the equity-only S&P 500 Index, the large allocation to cash and the fixed income sectors detracted the most from results. The high quality bond sector in particular, underperformed equities. Other negatives during the reporting period included individual Portfolio performance, which in aggregate, slightly detracted from overall results. The Large Cap Value, Mid Cap Value, Small Cap and Diversified Fixed Income Portfolios each trailed their respective benchmarks during the reporting period.

               Past Performance is no guarantee of future results.

ALLOCATION BALANCED PORTFOLIO CLASS 3

INVESTMENT OBJECTIVE:   Long term capital appreciation and current income

PORTFOLIO MANAGERS:     Ibbotson Associates Advisors, LLC

[CHART]

               ALLOCATION BALANCED    S&P 500     BLENDED BENCHMARK     LEHMAN BROTHERS U.S.
                PORTFOLIO CLASS 3     INDEX(1)         INDEX(2)       AGGREGATE BOND INDEX(3)
2/14/2005            $  10,000       $   10,000      $   10,000             $  10,000.00
2/28/2005            $  10,000       $    9,995      $    9,954             $   9,912.40
3/31/2005            $   9,860       $    9,818      $    9,840             $   9,861.44
4/30/2005            $   9,780       $    9,632      $    9,813             $   9,994.90
5/31/2005            $   9,950       $    9,938      $   10,022             $  10,103.03
6/30/2005            $  10,030       $    9,952      $   10,057             $  10,158.12
7/31/2005            $  10,190       $   10,322      $   10,198             $  10,065.72
8/31/2005            $  10,260       $   10,228      $   10,217             $  10,194.76
9/30/2005            $  10,290       $   10,311      $   10,206             $  10,089.66
10/31/2005           $  10,140       $   10,139      $   10,080             $  10,009.84
11/30/2005           $  10,330       $   10,522      $   10,293             $  10,054.13
12/31/2005           $  10,459       $   10,526      $   10,344             $  10,149.67
1/31/2006            $  10,704       $   10,805      $   10,481             $  10,150.29
2/28/2006            $  10,704       $   10,834      $   10,512             $  10,183.94
3/31/2006            $  10,776       $   10,969      $   10,526             $  10,084.03

ALLOCATION BALANCED PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                                  CLASS 3*
   1-year                           9.29%
   Since Inception                  6.86%

* Inception date for Class 3: 2/14/05

(1) The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States.

(2) The Blended Benchmark consists of 50% S&P 500 Index & 50% Lehman Brothers U.S. Aggregate Bond Index

(3) The Lehman Brothers U.S. Aggregate Bond Index provides a broad view of the performance of the U.S. fixed income market.

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

The Allocation Moderate Portfolio Class 3 shares posted a return of 9.29% for the twelve-month period ending March 31, 2006, compared to a return of 11.72% for the S&P 500 Index, and a return of 6.97% for the blended benchmark (50% S&P 500 Index/50% Lehman Brothers U.S. Aggregate Bond Index).

The performance of the U.S. stock market was strong overall for the one year period ending March 31, 2006. Two broad measures of the U.S. equity markets, the S&P 500 Index and the Russell 3000 Index returned a healthy 11.72% and 14.28%, respectively. Mid capitalization stocks performed particularly well during the period, with the Russell Mid Cap Index gaining 21.54%. Small capitalization stocks provided even stronger gains, with the Russell 2000 Index advancing 25.85%. While the value style of investing slightly outperformed the growth style within the large capitalization spectrum of the market, growth beat value in the mid and small capitalization ranges. The international equity markets posted strong returns during the reporting period, gaining 24.94%, which was well ahead of the gain for the S&P 500 broad domestic benchmark. Fixed income markets had much more muted but still positive returns for the period. Core bonds returned a modest 2.26% as measured by the Lehman Brothers Aggregate Bond Index. Emerging market bonds outperformed domestic bonds, returning 15.16%. High yield bonds also performed well during the period, returning 7.44%, while cash equivalents returned only 3.51% during the reporting period.

Relative to the equity-only S&P 500 Index, the Portfolio's substantial allocation to cash and the fixed income sectors detracted the most from results. These asset classes underperformed equities, with the poor performance of the high quality bond and cash sectors particularly dragging down results. Other negatives during the reporting period included individual Portfolio performance, which in aggregate, detracted from overall results. The Large Cap Value, Mid Cap Value, Small Cap and Diversified Fixed Income Portfolios each trailed their respective benchmarks during the reporting period.

On the positive side, the Portfolio benefited from strategic asset allocation decisions, which enabled it to outperform the blended benchmark, given its target allocation to bonds of 50%. Exposure to asset classes and investment styles with very strong relative returns such as foreign equities, and mid and small capitalization domestic equities helped results. In addition several underlying equity Portfolios, including International Equity, Focus Growth, Focus Value, Large Cap Growth and Mid Cap Growth, outperformed their respective benchmarks and benefited absolute returns. Exposure to high yield bonds and emerging market bonds also contributed positively to performance relative to the blended benchmark through an allocation to the Strategic Fixed Income Portfolio.

               Past Performance is no guarantee of future results.

CASH MANAGEMENT PORTFOLIO CLASS 1

INVESTMENT OBJECTIVE:   High current yield while preserving capital

PORTFOLIO MANAGERS:     Columbia Management Advisors, LLC (formerly Banc of
                        America Capital Management, LLC)

NOTE: THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS; THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. PLEASE VISIT www.sunamerica.com FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END.

CASH MANAGEMENT PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 03/31/06

                           CLASS 1*      CLASS 2*      CLASS 3*
   1-year                    3.13%         2.98%         2.88%
   5-year                    1.53%         1.39%          N/A
   Since Inception           2.59%         1.71%         1.12%

* Inception date for Class 1: 2/8/99; Class 2: 10/16/00; Class 3: 11/11/02

The Cash Management Portfolio Class 1 shares returned 3.13% for the twelve-month period ending March 31, 2006.

The Federal Reserve raised the benchmark federal funds target rate eight times between April 1, 2005 and March 31, 2006. The target rate began the period at 2.75% and ended the period 200 basis points higher at 4.75%. The Federal Reserve Board focused on the housing market, and what they perceived as mounting inflationary pressures. Even external events such as Hurricane Katrina were not enough to cause the Federal Reserve Board to pause in its journey of raising short-term rates; the Federal Reserve Board tightened 25 basis points August 9, 2005 and then another 25 basis points on September 20, 2005.

During the reporting period, the Portfolio weighted average maturity averaged approximately 50 days and was managed within a range of 32 to 63 days. The Portfolio was most heavily weighted in the commercial paper sector during the period.

               Past Performance is no guarantee of future results.

                  (This page has been left blank intentionally)

                  (This page has been left blank intentionally)

[AIG SUNAMERICA(R) LOGO]                                Presorted
  THE RETIREMENT SPECIALIST                             Standard
  1 SunAmerica Center                               U.S. Postage Paid
  Los Angeles, CA 90067-6022                           Towne, Inc.

  ADDRESS SERVICE REQUESTED


  J-1906AR.2 (R 5/06)

Item 2.  Code of Ethics.

         Seasons Series Trust the ("registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3.  Audit Committee Financial Expert.

         The Registrant's Board of Trustees has determined that Allan Sher qualifies as an audit committee financial expert, as defined in instruction 2(b) of item 3 of Form N-CSR. Mr. Sher is considered an independent Trustee pursuant to paragraph (a)(2) of item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

         (a)-(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountant were as follows:

                             2005            2006
                             ----            ----
Audit Fees                 $471,377        $495,264
Audit-Related Fees         $132,840        $153,484
Tax Fees                   $106,700        $107,585
All Other Fees             $      0        $      0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Audit-Related Fees principally include a SAS No. 100 review of the registrant's Semiannual Shareholder Report. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliate") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

             (2) No services included in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

         (f) Not Applicable.

         (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliate that provides ongoing services to the registrant for 2006 and 2005 were $763,194 and $1,709,212 respectively.

         (h) Non-audit services rendered to the registrant's investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph(c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant's audit committee as to whether they were compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable

Item 6.  Schedule of Investments.

         Included in Item 1 to the form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable

Item 10. Submission of Matters to a Vote of Security Holders.

         Not applicable

Item 11. Controls and Procedures.

         (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

         (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

         (a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

             (2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
             Exhibit 99.CERT.

             (3) Not applicable.

         (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: June 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Vincent M. Marra
    ------------------------
        Vincent M. Marra
        President

Date: June 9, 2006

By: /s/ Donna M. Handel
    ------------------------
        Donna M. Handel
        Treasurer

Date: June 9, 2006